As filed with the U.S. Securities and Exchange Commission on April 30, 2014

File Nos. 002-77284 and 811-03459

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 73	☒

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 53	☒

PENN SERIES FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

600 Dresher Road

Horsham, Pennsylvania 19044

(Address of Principal Executive Offices)

Registrant’s Telephone Number: 215-956-8000

Copies to:

PETER M. SHERMAN President Penn Series Funds, Inc. Philadelphia, Pennsylvania 19172	CHRISTOPHER D. MENCONI Bingham McCutchen LLP 2020 K St. NW Washington, DC 20006
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practical after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon fling pursuant to paragraph (b) of Rule 485
☒	on May 1, 2014 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	On [date] pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	On [date] pursuant to paragraph (a)(2) of Rule 485

PennMutual

2014 Funds Prospectus

Penn Mutual Variable Products

PROSPECTUS — MAY 1, 2014

PENN SERIES FUNDS, INC.

MONEY MARKET FUND

LIMITED MATURITY BOND FUND

QUALITY BOND FUND

HIGH YIELD BOND FUND

FLEXIBLY MANAGED FUND

BALANCED FUND

LARGE GROWTH STOCK FUND

LARGE CAP GROWTH FUND

LARGE CORE GROWTH FUND

LARGE CAP VALUE FUND

LARGE CORE VALUE FUND

INDEX 500 FUND

MID CAP GROWTH FUND

MID CAP VALUE FUND

MID CORE VALUE FUND

SMID CAP GROWTH FUND

SMID CAP VALUE FUND

SMALL CAP GROWTH FUND

SMALL CAP VALUE FUND

SMALL CAP INDEX FUND

DEVELOPED INTERNATIONAL INDEX FUND

INTERNATIONAL EQUITY FUND

EMERGING MARKETS EQUITY FUND

REAL ESTATE SECURITIES FUND

AGGRESSIVE ALLOCATION FUND

MODERATELY AGGRESSIVE ALLOCATION FUND

MODERATE ALLOCATION FUND

MODERATELY CONSERVATIVE ALLOCATION FUND

CONSERVATIVE ALLOCATION FUND

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

FUND SUMMARY:  MONEY MARKET FUND

Investment Objective	The investment objective of the Money Market Fund (the “Fund”) is to preserve shareholder capital, maintain liquidity and achieve the highest possible level of current income.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional fees and expenses will be applied at the variable annuity contract or variable life insurance policy (each, a “variable contract”) level. Those fees and expenses are described in your variable contract prospectus. If the information below were to reflect the deduction of variable contract charges, fees and expenses would be higher.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	0.33%
Distribution (12b-1) Fees	None
Other Expenses	0.29%
Total Annual Fund Operating Expenses*	0.62%

*	The expense information in the table has been restated to reflect an increase in the Fund’s Investment Advisory Fee approved by Fund shareholders on February 13, 2014.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$63	$199	$346	$774

Principal Investment Strategy

The Fund will invest in a diversified portfolio of high-quality money market instruments, which are rated within the two highest credit categories assigned by recognized rating organizations or, if not rated, are of comparable investment quality as determined by Independence Capital Management, Inc. (“ICMI” or the “Adviser”). Investments include commercial paper, U.S. Treasury securities, bank certificates of deposit and repurchase agreements. The Adviser seeks to invest in money market instruments that present minimal credit risks. Important factors in selecting investments include a company’s profitability, ability to generate funds, capital adequacy, and liquidity of the investment. The Fund will invest only in securities that mature in 397 days or less, as calculated in accordance with applicable law. The Fund’s policy is to seek to maintain a stable price of $1.00 per share.

Principal Risks of Investing

Investment Risk.  It is possible to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, there is no guarantee that the Fund will be able to do so.

Interest Rate Risk.  The prices of the Fund’s fixed income investments may fall when interest rates rise. Interest rate changes have a greater effect on the price of fixed income securities with longer maturities.

Credit Risk.  The Fund could lose money if the issuer or guarantor of a fixed income security it holds defaults or is otherwise unable or unwilling to meet its financial obligations. While the Fund intends to invest in high quality fixed income securities, the credit quality of such securities may change rapidly in certain market environments and in response to certain market events, such as credit rating downgrades.

U.S. Government Securities Risk.  Certain of the U.S. government securities in which the Fund may invest are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Also, any government guarantees on securities the Fund owns do not extend to shares of the Fund.

Repurchase Agreement Risk.  Repurchase agreement risk is the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. The Fund may lose money because it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may default or declare bankruptcy or the Fund may have difficulty exercising rights to the collateral.

Redemption Risk.  The Fund may experience periods of heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets.

Liquidity Risk.  Under certain circumstances, such as the disruption of orderly markets, the Fund may not be able to purchase or sell certain of its investments quickly or at prices that represent true market value in the judgment of the Adviser.

Performance Information

The bar chart and table below show the performance of the Fund both year-by-year and as an average over different periods of time. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your variable contract. If it did, returns would be lower. The current yield of the Money Market Fund for the seven-day period ended December 31, 2013 was 0.01%.

Best Quarter	Worst Quarter
1.25%	0.01%
12/31/2006	12/31/2009

Average Annual Total Return (for Periods Ended December 31, 2013)
	1 Year	5 Years	10 Years
Money Market Fund	0.01%	0.09%	1.63%

Investment Adviser

Independence Capital Management, Inc.

Portfolio Manager

Peter M. Sherman, President and Portfolio Manager of ICMI, has served as portfolio manager of the Fund since December 1988.

Zhiwei Ren, Managing Director, Portfolio Manager of ICMI, has served as portfolio manager of the Fund since April 2014.

Purchase and Sale of Fund Shares, Tax Information and Payments to Insurance Companies and Other Financial Intermediaries

For important information about the purchase and sale of Fund shares, tax information and payments to insurance companies and other financial intermediaries, please turn to the “Additional Fund Summary Information” section on page 137 of this prospectus.

FUND SUMMARY:  LIMITED MATURITY BOND FUND

Investment Objective	The investment objective of the Limited Maturity Bond Fund (the “Fund”) is to provide the highest available current income consistent with liquidity and low risk to principal; total return is secondary.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional fees and expenses will be applied at the variable contract level. Those fees and expenses are described in your variable contract prospectus. If the information below were to reflect the deduction of variable contract charges, fees and expenses would be higher.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	0.46%
Distribution (12b-1) Fees	None
Other Expenses	0.27%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses*	0.74%

*	The expense information in the table has been restated to reflect an increase in the Fund’s Investment Advisory Fee approved by Fund shareholders on February 13, 2014.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$76	$237	$411	$918

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 50% of the average value of its portfolio.

Principal Investment Strategy

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in debt securities, such as bonds, notes, money market securities and other debt obligations. The Fund will invest primarily in short- to intermediate-term investment grade debt securities of U.S. government and corporate issuers, including mortgage-backed and asset-backed securities. Investment grade debt securities are those securities rated BBB- or above by S&P, Baa3 or above by Moody’s, or, if unrated, determined by the Adviser to be of comparable quality. No more than 10% of the Fund’s total assets will be invested in below investment grade debt securities (commonly known as “junk bonds”). In addition, the Fund may invest in convertible securities. The Adviser uses an active bond management approach, and seeks to find securities that are under-valued in the marketplace based on both a relative value analysis of individual securities combined with an analysis of macro-economic factors. With this approach, the Adviser attempts to identify securities that are under-valued based on their quality, maturity, and sector in the marketplace. The Adviser will purchase an individual security when doing so is also consistent with its macro-economic outlook, including its forecast of interest rates and its analysis of the yield curve (a measure of interest rates of securities with the same quality, but different maturities). The Adviser will seek to opportunistically purchase securities to take advantage of inefficiencies of prices in the securities markets. The Adviser will sell a security when it believes that the security has been fully priced. The Adviser seeks to reduce credit risk by diversifying among many issuers and different types of securities.

Although the Fund may invest in securities of any duration, under normal circumstances it maintains average portfolio duration of one to three years. Duration measures the sensitivity of a debt security to changes in interest rates. Generally, the longer the maturity or duration of a fixed income security (or fixed income portfolio), the more sensitive it will be to interest rate changes.

The Adviser will look for inefficiencies in the market and sell when it feels a security is fully priced. As a result, portfolio turnover can be expected to be relatively high, which may result in increased transaction costs, such as commissions, and may lower fund performance.

Principal Risks of Investing

Corporate Debt Securities Risk.  Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity.

Interest Rate Risk.  The prices of the Fund’s fixed income investments may fall when interest rates rise. Interest rate changes have a greater effect on the price of fixed income securities with longer maturities.

Credit Risk.  The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, it holds defaults or is otherwise unable or unwilling to meet its financial obligations.

High Yield Bond Risk.  Investing in fixed income securities rated below investment grade (high yield or junk bonds) involves additional risks, including greater sensitivity to liquidity risk and credit risk. High yield bonds are considered speculative with respect to their issuers’ ability to make timely payments or otherwise honor their obligations.

Fixed Income Market Risk.  Economic, regulatory and other market developments can adversely affect fixed income securities markets in the United States and abroad. Certain developments may lead to increased volatility and reduced liquidity in particular fixed income securities or in the overall fixed income markets and the related derivatives markets. A lack of liquidity or other adverse credit market conditions may hamper the Fund’s ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments. The value of the Fund’s investments may also fluctuate sometimes rapidly or unpredictably in response to factors affecting the securities markets generally. As with any investment whose performance is tied to these markets, the value of your investment in the Fund will fluctuate, which means that you could lose money.

Prepayment and Extension Risk.  Fixed income securities in which the Fund may invest may be paid off earlier or later than expected. Either situation could cause the Fund to hold securities paying lower-than-market rates of interest, which could adversely affect the Fund’s yield or share price.

U.S. Government Securities Risk.  Certain of the U.S. government securities in which the Fund may invest are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Also, any government guarantees on securities the Fund owns do not extend to shares of the Fund.

Mortgage-Backed Securities Risk.  Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Asset-Backed Securities Risk.  Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.

Convertible Securities Risk.  The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline, and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature. Convertible securities may also be subject to prepayment risk similar to fixed income securities.

Portfolio Turnover Risk.  The Fund may buy and sell portfolio securities actively, which may result in increased transaction costs and lower Fund performance.

Liquidity Risk.  Under certain circumstances, such as the disruption of orderly markets, the Fund may not be able to purchase or sell certain of its investments quickly or at prices that represent true market value in the judgment of the Adviser.

An investment in the Fund may be appropriate for investors who are seeking the highest current income consistent with liquidity and low risk to principal available through an investment in investment grade debt.

Performance Information

The bar chart and table below show the performance of the Fund both year-by-year and as an average over different periods of time. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare with those of a broad-based securities market index. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your variable contract. If it did, returns would be lower.

Best Quarter	Worst Quarter
2.57%	-1.39%
12/31/2008	6/30/2004

Average Annual Total Return (for Periods Ended December 31, 2013)
	1 Year	5 Years	10 Years
Limited Maturity Bond Fund	-0.09%	1.67%	2.74%
Barclays U.S. Government/Credit 1-3 Years Index (reflects no deduction for fees, expenses or taxes)	0.64%	2.02%	2.91%

Investment Adviser

Independence Capital Management, Inc.

Portfolio Manager

Peter M. Sherman, President and Portfolio Manager of ICMI, has served as portfolio manager of the Fund since its inception in May 2000.

Zhiwei Ren, Managing Director, Portfolio Manager of ICMI, has served as portfolio manager of the Fund since April 2014.

Purchase and Sale of Fund Shares, Tax Information and Payments to Insurance Companies and Other Financial Intermediaries

For important information about the purchase and sale of Fund shares, tax information and payments to insurance companies and other financial intermediaries, please turn to the “Additional Fund Summary Information” section on page 137 of this prospectus.

FUND SUMMARY:  QUALITY BOND FUND

Investment Objective	The Quality Bond Fund (the “Fund”) seeks the highest income over the long term that is consistent with the preservation of principal.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional fees and expenses will be applied at the variable contract level. Those fees and expenses are described in your variable contract prospectus. If the information below were to reflect the deduction of variable contract charges, fees and expenses would be higher.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	0.44%
Distribution (12b-1) Fees	None
Other Expenses	0.25%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses*	0.71%

*	The expense information in the table has been restated to reflect an increase in the Fund’s Investment Advisory Fee approved by Fund shareholders on February 13, 2014.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$73	$227	$395	$883

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47% of the average value of its portfolio.

Principal Investment Strategy

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in debt securities, such as corporate bonds, U.S. government bonds, U.S. government agency securities, commercial paper, mortgage-backed securities, such as collateralized mortgage obligations (“CMOs”), asset-backed securities, money market securities and other debt obligations. The Fund will invest primarily in marketable investment grade debt securities, which are those securities rated BBB- or above by S&P, Baa3 or above by Moody’s, or, if unrated, determined by the Adviser to be of comparably quality. The Fund will invest no more than 10% of its total assets in below investment grade debt securities (commonly known as “junk bonds”). In addition, the Fund may invest in convertible securities. The Adviser uses an active bond-management approach and seeks to find securities that are under-valued in the marketplace based on both a relative value analysis of individual securities combined with an analysis of macro-economic factors. With this approach, the Adviser attempts to identify securities that are under-valued based on their quality, maturity, and sector in the marketplace. The Adviser will purchase an individual security when doing so is also consistent with its macro-economic outlook, including its forecast of interest rates and its analysis of the yield curve (a measure of interest rates of securities with the same quality, but different maturities). In addition, the Adviser will seek to opportunistically purchase securities to take advantage of inefficiencies of prices in the securities markets. The Adviser will sell a security when it believes that the security has been fully priced. The Adviser seeks to reduce credit risk by diversifying among many issuers and different types of securities.

Although the Fund may invest in securities of any duration, under normal circumstances it maintains average portfolio duration of 3.5 and 5.5 years. Duration is a measure used to determine the sensitivity of a debt security to changes in interest rates. Generally, the longer the maturity or duration of a fixed income security (or fixed income portfolio), the more sensitive it will be to interest rate changes.

Principal Risks of Investing

Corporate Debt Securities Risk.  Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity.

Interest Rate Risk.  The prices of the Fund’s fixed income investments may fall when interest rates rise. Interest rate changes have a greater effect on the price of fixed income securities with longer maturities.

Credit Risk.  The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, it holds defaults or is otherwise unable or unwilling to meet its financial obligations.

High Yield Bond Risk.  Investing in fixed income securities rated below investment grade (high yield or junk bonds) involves additional risks, including greater sensitivity to liquidity risk and credit risk. High yield bonds are considered speculative with respect to their issuers’ ability to make timely payments or otherwise honor their obligations.

Fixed Income Market Risk.  Economic, regulatory and other market developments can adversely affect fixed income securities markets in the United States and abroad. Certain developments may lead to increased volatility and reduced liquidity in particular fixed income securities or in the overall fixed income markets and the related derivatives markets. A lack of liquidity or other adverse credit market conditions may hamper the Fund’s ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments. The value of the Fund’s investments may also fluctuate sometimes rapidly or unpredictably in response to factors affecting the securities markets generally. As with any investment whose performance is tied to these markets, the value of your investment in the Fund will fluctuate, which means that you could lose money.

Prepayment and Extension Risk.  Fixed income securities in which the Fund may invest may be paid off earlier or later than expected. Either situation could cause the Fund to hold securities paying lower-than-market rates of interest, which could adversely affect the Fund’s yield or share price.

U.S. Government Securities Risk.  Certain of the U.S. government securities in which the Fund may invest are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Also, any government guarantees on securities the Fund owns do not extend to shares of the Fund.

Mortgage-Backed Securities Risk.  Mortgage-backed securities, including CMOs, are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Asset-Backed Securities Risk.  Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.

Convertible Securities Risk.  The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increasing as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature. Convertible securities may also be subject to prepayment risk similar to fixed income securities.

Portfolio Turnover Risk.  The Fund may buy and sell portfolio securities actively, which may result in increased transaction costs and lower Fund performance.

Liquidity Risk.  Under certain circumstances, such as the disruption of orderly markets, the Fund may not be able to purchase or sell certain of its investments quickly or at prices that represent true market value in the judgment of the Adviser.

An investment in the Fund may be appropriate for investors who are seeking investment income and preservation of principal.

Performance Information

The bar chart and table below show the performance of the Fund both year-by-year and as an average over different periods of time. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare with those of a broad-based securities market index. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your variable contract. If it did, returns would be lower.

Best Quarter	Worst Quarter
6.59%	-2.75%
9/30/2011	6/30/2013

Average Annual Total Return (for Periods Ended December 31, 2013)
	1 Year	5 Years	10 Years
Quality Bond Fund	-2.97%	4.40%	4.57%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	-2.02%	4.44%	4.55%

Investment Adviser

Independence Capital Management, Inc.

Portfolio Manager

Peter M. Sherman, President and Portfolio Manager of ICMI, has served as portfolio manager of the Fund since December 1988.

Zhiwei Ren, Managing Director, Portfolio Manager of ICMI, has served as portfolio manager of the Fund since April 2014.

Purchase and Sale of Fund Shares, Tax Information and Payments to Insurance Companies and Other Financial Intermediaries

For important information about the purchase and sale of Fund shares, tax information and payments to insurance companies and other financial intermediaries, please turn to the “Additional Fund Summary Information” section on page 137 of this prospectus.

FUND SUMMARY:  HIGH YIELD BOND FUND

Investment Objective	The investment objective of the High Yield Bond Fund (the “Fund”) is to realize high current income.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional fees and expenses will be applied at the variable contract level. Those fees and expenses are described in your variable contract prospectus. If the information below were to reflect the deduction of variable contract charges, fees and expenses would be higher.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	0.56%
Distribution (12b-1) Fees	None
Other Expenses	0.32%
Total Annual Fund Operating Expenses*	0.88%

*	The expense information in the table has been restated to reflect an increase in the Fund’s Investment Advisory Fee approved by Fund shareholders on February 13, 2014.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$90	$281	$488	$1,084

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 68% of the average value of its portfolio.

Principal Investment Strategy

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a widely diversified portfolio of high yield corporate bonds (commonly known as “junk bonds”), income-producing convertible securities and preferred stocks. High yield bonds are rated below investment grade (BB and lower by S&P and Ba and lower by Moody’s or determined to be of equivalent quality by the Sub-Adviser) and generally provide high income in an effort to compensate investors for their higher risk of default, which is the failure to make required interest or principal payments. High yield bond issuers include U.S. and foreign issuers, small or relatively new companies lacking the history or capital to merit investment-grade status, former blue-chip companies downgraded because of financial problems, companies electing to borrow heavily to finance or avoid a takeover or buyout, and firms with heavy debt loads. The Fund’s dollar-weighted average maturity generally is expected to be in the five- to ten-year range, but will vary with market conditions. In selecting investments for the Fund, the Sub-Adviser relies extensively on its research analysts. The Fund intends to focus primarily on the higher-quality range (BB and B, or an equivalent rating) of the high yield market. The Fund may also invest in bonds of foreign issuers as well as use forward currency exchange contracts and credit default swaps, and loan assignments and participations, in keeping with its objective. The Fund may sell holdings for a variety of reasons, such as to adjust a portfolio’s average maturity or credit quality, or to shift assets into higher yielding securities or to reduce exposure to securities.

Principal Risks of Investing

Management Risk.  The Fund is subject to the risk that the Sub-Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the securities selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform other funds with similar objectives and investment strategies.

Corporate Debt Securities Risk.  Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity.

Interest Rate Risk.  The risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates.

Credit Risk.  The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

High Yield Bond Risk.  Investing in fixed income securities rated below investment grade (high yield or junk bonds) involves additional risks, including credit risk. High yield bonds are considered speculative with respect to their issuers’ ability to make timely payments or otherwise honor its obligations.

Fixed Income Market Risk.  Economic, regulatory and other market developments can adversely affect fixed income securities markets in the United States and abroad. Certain developments may lead to increased volatility and reduced liquidity in particular fixed income securities or in the overall fixed income markets and the related derivatives markets. A lack of liquidity or other adverse credit market conditions may hamper the Fund’s ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments. The value of the Fund’s investments may also fluctuate sometimes rapidly or unpredictably in response to factors affecting the securities markets generally. As with any investment whose performance is tied to these markets, the value of your investment in the Fund will fluctuate, which means that you could lose money.

Bank Loans Risk.  With respect to bank loans, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation in the loan. The Fund may also have difficulty disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid.

Prepayment and Extension Risk.  Fixed income securities may be paid off earlier or later than expected. Either situation could cause the Fund to hold securities paying lower-than-market rates of interest, which could hurt the Fund’s yield or share price.

Foreign Investment Risk.  The Fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs.

Currency Risk.  As a result of the Fund’s investments in securities denominated in, and/or receiving revenue denominated in, foreign currencies, the Fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

Derivatives Risk.  The Fund’s use of forward currency exchange contracts and credit default swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Liquidity risk is described below. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Leverage risk is the risk that the use of leverage can amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the Fund to lose more than the principal amount invested.

Credit Default Swap Risk.  The Fund may enter into credit default swap agreements. A credit default swap agreement is an agreement between two parties: a buyer of credit protection and a seller of credit protection.

The Fund may be either the buyer of credit protection against a designated event of default, restructuring or other credit related event (each a “Credit Event”) or the seller of credit protection in a credit default swap. The buyer in a credit default swap agreement is obligated to pay the seller a periodic stream of payments over the term of the swap agreement. If no Credit Event occurs, the seller of credit protection will have received a fixed rate of income throughout the term of the swap agreement. If a Credit Event occurs, the seller of credit protection must pay the buyer of credit protection the full notional value of the reference obligation either through physical settlement or cash settlement. If no Credit Event occurs, the buyer of credit protection will have made a series of periodic payments through the term of the swap agreement. However, if a Credit Event occurs, the buyer of credit protection will receive the full notional value of the reference obligation either through physical settlement or cash settlement from the seller of credit protection. A credit default swap may involve greater risks than if the Fund invested directly in the underlying reference obligations. For example, a credit default swap may increase the Fund’s credit risk because it has exposure to both the issuer of the underlying reference obligation and the counterparty to the credit default swap. In addition, credit default swap agreements may be difficult to value depending on whether an active market exists for the credit default swaps in which the Fund invests.

Liquidity Risk.  The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

An investment in the Fund may be appropriate for long-term, risk-oriented investors who are willing to accept the greater risks and uncertainties of investing in high yield bonds in the hope of earning high current income.

Performance Information

The bar chart and table below show the performance of the Fund both year-by-year and as an average over different periods of time. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare with those of a broad-based securities market index. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your variable contract. If it did, returns would be lower.

Best Quarter	Worst Quarter
18.08%	-17.56%
6/30/2009	12/31/2008

Average Annual Total Return (for Periods Ended December 31, 2013)
	1 Year	5 Years	10 Years
High Yield Bond Fund	7.91%	16.33%	7.73%
Credit Suisse High Yield Bond Index (reflects no deduction for fees, expenses or taxes)	7.53%	18.08%	8.35%

Investment Adviser

Independence Capital Management, Inc.

Investment Sub-Adviser

T. Rowe Price Associates, Inc.

Portfolio Manager

Mark J. Vaselkiv, a Vice President of T. Rowe Price Associates, Inc., has served as portfolio manager of the Fund since November 1996.

Purchase and Sale of Fund Shares, Tax Information and Payments to Insurance Companies and Other Financial Intermediaries

For important information about the purchase and sale of Fund shares, tax information and payments to insurance companies and other financial intermediaries, please turn to the “Additional Fund Summary Information” section on page 137 of this prospectus.

FUND SUMMARY:  FLEXIBLY MANAGED FUND

Investment Objective	The investment objective of the Flexibly Managed Fund (the “Fund”) is to maximize total return (capital appreciation and income).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional fees and expenses will be applied at the variable contract level. Those fees and expenses are described in your variable contract prospectus. If the information below were to reflect the deduction of variable contract charges, fees and expenses would be higher.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	0.70%
Distribution (12b-1) Fees	None
Other Expenses	0.23%
Total Annual Fund Operating Expenses*	0.93%

*	The expense information in the table has been restated to reflect an increase in the Fund’s Investment Advisory Fee approved by Fund shareholders on February 13, 2014.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$95	$296	$515	$1,143

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 63% of the average value of its portfolio.

Principal Investment Strategy

The Fund invests primarily in common stocks of established U.S. companies that it believes have above-average potential for capital growth. The Fund’s investments in common stocks are primarily those issued by large capitalization companies, and common stocks typically constitute at least half of total assets. The remaining assets are generally invested in other securities, including convertibles, corporate and government debt securities, including high yield securities (commonly known as “junk bonds”), bank loans and foreign securities, in keeping with the Fund’s objective. The Fund’s investments in common stocks generally fall into one of two categories. The larger category comprises long-term core holdings that the Sub-Adviser considers to be underpriced in terms of company assets, earnings, or other factors at the time they are purchased. The smaller category comprises opportunistic investments whose prices the Sub-Adviser expects to rise in the short term, but not necessarily over the long term. There are no limits on the market capitalization of issuers of the stocks in which the Fund invests. Since the Sub-Adviser attempts to prevent losses as well as achieve gains, it typically uses a “value approach” in selecting investments. Its in-house research team seeks to identify companies that seem under-valued by various measures, such as price/book value, and may be temporarily out of favor but have good prospects for capital appreciation. The Sub-Adviser may establish relatively large positions in companies it finds particularly attractive. The Fund may also, to a limited extent, invest in options, primarily in an effort to protect against downside risk or to generate additional income.

The Sub-Adviser works as hard to reduce risk as to maximize gains and may realize gains rather than lose them in market declines. In addition, the Sub-Adviser searches for the best risk/reward values among all types of securities. The portion of the Fund invested in a particular type of security, such as common stocks, results largely from case-by-case investment decisions, and the size of the Fund’s cash reserve may reflect the Sub-Adviser’s ability to find companies that meet valuation criteria rather than its market outlook. Bonds, bank loans and convertible securities may be purchased to gain additional exposure to a company or for their income or other features. Maturity and quality are not necessarily major considerations. There are no specified limits on the maturities or credit ratings of the debt instruments in which the Fund invests. The Fund may invest up to 25% of its total assets in below-investment grade securities. There is no limit on the Fund’s investments in convertible securities. The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Principal Risks of Investing

Management Risk.  The Fund is subject to the risk that the Sub-Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the securities selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform other funds with similar objectives and investment strategies.

Equity Risk.  The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Large-Cap Securities Risk.  Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — small-cap stocks, for instance — the Fund’s performance could be reduced to the extent its portfolio is holding large-cap stocks.

Small- and Mid-Cap Securities Risk.  Historically, small- and mid-cap stocks have been riskier than large-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small- and mid-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies. These risks are even greater for the micro-cap companies that the Fund may own.

“Value” Investing Risk.  Because of its “value” style of investing, the Fund could suffer losses or produce poor results relative to other funds, even in a rising market, if the Sub-Adviser’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong.

Foreign Investment Risk.  The Fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs.

Currency Risk.  As a result of the Fund’s investments in securities denominated in, and/or receiving revenue denominated in, foreign currencies, the Fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

Corporate Debt Securities Risk.  Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity.

Interest Rate Risk.  The risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates.

Credit Risk.  The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

High Yield Bond Risk.  Investing in fixed income securities rated below investment grade (high yield or junk bonds) involves additional risks, including credit risk. High yield bonds are considered speculative with respect to their issuers’ ability to make timely payments or otherwise honor its obligations.

Fixed Income Market Risk.  Economic, regulatory and other market developments can adversely affect fixed income securities markets in the United States and abroad. Certain developments may lead to increased volatility and reduced liquidity in particular fixed income securities or in the overall fixed income markets and the related derivatives markets. A lack of liquidity or other adverse credit market conditions may hamper the Fund’s ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments. The value of the Fund’s investments may also fluctuate sometimes rapidly or unpredictably in response to factors affecting the securities markets generally. As with any investment whose performance is tied to these markets, the value of your investment in the Fund will fluctuate, which means that you could lose money.

Bank Loans Risk.  With respect to bank loans, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation in the loan. The Fund may also have difficulty disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid.

Prepayment and Extension Risk.  Fixed income securities may be paid off earlier or later than expected. Either situation could cause the Fund to hold securities paying lower-than-market rates of interest, which could hurt the Fund’s yield or share price.

U.S. Government Securities Risk.  Some of the U.S. government securities that the Fund invests in are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Also, any government guarantees on securities the Fund owns do not extend to shares of the Fund.

Derivatives Risk.  The Fund’s use of options is subject to market risk, leverage risk, correlation risk and liquidity risk. Liquidity risk is described below. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Leverage risk is the risk that the use of leverage can amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the Fund to lose more than the principal amount invested.

Convertible Securities Risk.  The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increasing as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature. Convertible securities may also be subject to prepayment risk similar to fixed income securities.

Investment Style Risk.  Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. The fund’s value approach to investing could cause it to underperform other stock funds that employ a different investment style. The intrinsic value of a stock with value characteristics may not be fully recognized by the market for a long time or a stock judged to be undervalued may actually be appropriately priced at a low level. If the Fund has large holdings in a relatively small number of companies, disappointing performance by those companies will have a more adverse impact on the Fund than would be the case with a more diversified fund. A sizable cash or fixed income position may hinder the Fund from participating fully in a strong, rapidly rising bull market.

Liquidity Risk.  The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

An investment in the Fund may be appropriate for investors who are seeking a relatively conservative approach to investing for total return and are willing to accept the risks and uncertainties of investing in common stocks and bonds.

Performance Information

The bar chart and table below show the performance of the Fund both year-by-year and as an average over different periods of time. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare with those of a broad-based securities market index. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your variable contract. If it did, returns would be lower.

Best Quarter	Worst Quarter
18.67%	-19.44%
6/30/2009	12/31/2008

Average Annual Total Return (for Periods Ended December 31, 2013)
	1 Year	5 Years	10 Years
Flexibly Managed Fund	22.25%	16.96%	9.31%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	32.39%	17.94%	7.41%

Investment Adviser

Independence Capital Management, Inc.

Investment Sub-Adviser

T. Rowe Price Associates, Inc.

Portfolio Manager

David Giroux, a Vice President of T. Rowe Price Associates, Inc., has served as portfolio manager of the Fund since 2006.

Purchase and Sale of Fund Shares, Tax Information and Payments to Insurance Companies and Other Financial Intermediaries

For important information about the purchase and sale of Fund shares, tax information and payments to insurance companies and other financial intermediaries, please turn to the “Additional Fund Summary Information” section on page 137 of this prospectus.

FUND SUMMARY:  BALANCED FUND

Investment Objective	The investment objective of the Balanced Fund (the “Fund”) is to seek long-term growth and current income.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional fees and expenses will be applied at the variable contract level. Those fees and expenses are described in your variable contract prospectus. If the information below were to reflect the deduction of variable contract charges, fees and expenses would be higher.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	0.00%
Distribution (12b-1) Fees	None
Other Expenses Acquired Fund Fees and Expenses	0.22% 0.51%
Total Annual Fund Operating Expenses	0.73%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$75	$233	$406	$906

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Principal Investment Strategy

The Fund seeks to achieve its investment objective by using a “fund-of-funds” strategy. Accordingly, the Fund invests in a combination of other Penn Series Funds (each, an “underlying fund” and, collectively, the “underlying funds”) in accordance with its target asset allocation. These underlying funds invest their assets directly in equity, fixed income, money market and other securities in accordance with their own investment objectives and policies. The underlying funds are managed using both indexed and active management strategies. The Fund intends to invest primarily in a combination of underlying funds; however, the Fund may invest directly in equity and fixed income securities and cash equivalents, including money market securities.

Under normal circumstances, the Fund will invest 50%-70% of its assets in stock and other equity underlying funds, 30%-50% of its assets in bond and other fixed income funds, and 0%-20% of its assets in money market funds. The Fund’s allocation strategy is designed to provide a mix of the growth opportunities of stock investing with the income opportunities of bonds and other fixed income securities.

The Fund’s underlying equity fund allocation will primarily track the performance of the large capitalization company portion of the U.S. stock market. The Fund’s underlying fixed income fund allocation will be invested primarily in a broad range of investment grade fixed income securities (although up to 10% of the underlying fund may be invested in non-investment grade securities (commonly known as “junk bonds”)), and is intended to provide results consistent with the broad U.S. fixed income market.

The following chart shows the Fund’s target asset allocation among the various asset classes. The Adviser may permit modest deviations from the target asset allocations listed below. Market appreciation or depreciation may cause the Fund to be outside of its target asset allocation range. In addition, differences in the performance of the underlying funds and the size and frequency of purchase and redemption orders may affect the Fund’s actual allocations. Accordingly, the Fund’s actual allocations may differ from this illustration.

Asset Classes and Underlying Funds	Target Asset Allocation
Equity Fund	50% - 70%
Penn Series Index 500 Fund
Fixed Income Fund	30% - 50%
Penn Series Quality Bond Fund
Money Market Fund	0% - 20%
Penn Series Money Market Fund

The Fund’s investment performance is directly related to the investment performance of the underlying funds. A brief description of each underlying fund’s principal investment strategy is provided below.

Underlying Funds	Investment Objective and Principal Investment Strategy
Penn Series Index 500 Fund	Seeks a total return (capital appreciation and income) which corresponds to that of the S&P 500 Index. Under normal circumstances, the Fund intends to invest substantially all of its assets in securities of companies included in the Index and close substitutes (such as index futures contracts) that are designed to track the S&P 500 Index.
Penn Series Quality Bond Fund	Seeks the highest income over the long term that is consistent with the preservation of principal. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in debt securities. The Fund will invest primarily in investment grade debt securities and no more than 10% of its total assets in “junk bonds.”
Penn Series Money Market Fund	To preserve shareholder capital, maintain liquidity and achieve the highest possible level of current income. The Fund invests in a diversified portfolio of high-quality money market instruments. The Fund seeks to maintain a stable price of $1.00 per share.

Principal Risks of Investing

Asset Allocation Risk.  The Fund’s particular asset allocation can have a significant effect on performance. Because the risks and returns of different asset classes can vary widely over any given time period, the Fund’s performance could suffer if a particular asset class does not perform as expected.

Market Risk.  The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries. As with any investment whose performance is tied to these markets, the value of your investment in the Fund will fluctuate, which means that you could lose money.

Underlying Fund Investment Risk.  The Fund purchases shares of the underlying funds. When the Fund invests in an underlying fund, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the underlying fund’s expenses. Before investing in the Fund, investors should assess the risks associated with the underlying funds in which the Fund may invest and the types of investments made by those underlying funds. These risks include any combination of the risks described below, although the Fund’s exposure to a particular risk will be proportionate to the Fund’s overall asset allocation and underlying fund allocation.

Investment Risk.  It is possible to lose money by investing in the Money Market Fund. An investment in the Money Market Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Money Market Fund seeks to preserve the value of your investment at $1.00 per share, there is no guarantee that the Money Market Fund will be able to do so.

Equity Risk.  The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Large-Cap Securities Risk.  Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — small-cap stocks, for instance — an underlying fund’s performance could be reduced to the extent its portfolio is holding large-cap stocks.

Tracking Error Risk.  As an index fund, the Penn Series Index 500 Fund seeks to track the performance of its benchmark index, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.

Sampling Risk.  The Penn Series Index 500 Fund may not fully replicate the S&P 500 Index and may hold securities not included in the Index. As a result, the Penn Series Index 500 Fund is subject to the risk that the Sub-Adviser’s investment strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Because the Penn Series Index 500 Fund may utilize a sampling approach, it is subject to an increased risk of tracking error.

Corporate Debt Securities Risk.  Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity.

Interest Rate Risk.  The prices of an underlying fund’s fixed income investments may fall when interest rates rise. Interest rate changes have a greater effect on the price of fixed income securities with longer maturities.

Credit Risk.  An underlying fund could lose money if the issuer or guarantor of a fixed income security held by the underlying fund, or the counterparty to a derivative contract, defaults or is otherwise unable or unwilling to meet its financial obligations.

High Yield Bond Risk.  Investing in fixed income securities rated below investment grade (high yield or junk bonds) involves additional risks, including greater sensitivity to liquidity risk and credit risk. High yield bonds are considered speculative with respect to their issuers’ ability to make timely payments or otherwise honor their obligations.

Concentration Risk.  To the extent the Penn Series Index 500 Fund concentrates its investments in issuers doing business in the same industry, the Penn Series Index 500 Fund will increase its investment exposure to the risks of that industry and will be subject to greater volatility.

Prepayment and Extension Risk.  Fixed income securities in which an underlying fund may invest may be paid off earlier or later than expected. Either situation could cause the underlying fund to hold securities paying lower-than-market rates of interest, which could adversely affect the underlying fund’s yield or share price.

U.S. Government Securities Risk.  Certain of the U.S. government securities in which the underlying funds may invest are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Also, any government guarantees on securities an underlying fund owns do not extend to shares of the Fund.

Mortgage-Backed Securities Risk.  Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Asset-Backed Securities Risk.  Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.

Convertible Securities Risk.  The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increasing as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature. Convertible securities may also be subject to prepayment risk similar to fixed income securities.

Derivatives Risk.  An underlying fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the underlying fund to lose more than the principal amount invested. An underlying fund’s use of futures, forwards, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Liquidity risk is described below. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Leverage risk is the risk that the use of leverage can amplify the effects of market volatility on the underlying fund’s share price and may also cause the underlying fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. An underlying fund’s use of forwards and swap agreements is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is described above.

Portfolio Turnover Risk.  Certain of the underlying funds may buy and sell portfolio securities actively, which may result in increased transaction costs and lower underlying fund performance.

Liquidity Risk.  Under certain circumstances, such as the disruption of orderly markets, the underlying fund may not be able to purchase or sell certain of its investments quickly or at prices that represent true market value in the judgment of the Adviser.

Direct Investment Risk.  The Fund may invest a portion of its assets directly in equity and fixed income securities and cash equivalents, including money market securities. The Fund’s direct investment in these securities is subject to the same or similar risks as those described for an underlying fund’s investment in the same security, and such risks are summarized above.

An investment in the Fund may be appropriate for investors who are willing to accept the risks and uncertainties of investing in a fund which allocates its assets among various asset classes and market segments in the hope of achieving long-term growth and current income.

Performance Information

The bar chart and table below show the performance of the Fund both year-by-year and as an average over different periods of time. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare with those of a broad-based securities market index. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your variable contract. If it did, returns would be lower.

Best Quarter	Worst Quarter
10.51%	-6.23%
9/30/2009	3/31/2009

Average Annual Total Return (for Periods Ended December 31, 2013)
	1 Year	5 Years	Since Inception on August 25, 2008
Balanced Fund	16.75%	12.43%	8.28%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	32.39%	17.94%	9.30%

Investment Adviser

Independence Capital Management, Inc.

Portfolio Managers

Peter M. Sherman, President and Portfolio Manager of ICMI, has served as co-portfolio manager of the Fund since its inception.

Keith G. Huckerby, Vice President of ICMI, has served as co-portfolio manager of the Fund since its inception.

Purchase and Sale of Fund Shares, Tax Information and Payments to Insurance Companies and Other Financial Intermediaries

For important information about the purchase and sale of Fund shares, tax information and payments to insurance companies and other financial intermediaries, please turn to the “Additional Fund Summary Information” section on page 137 of this prospectus.

FUND SUMMARY:  LARGE GROWTH STOCK FUND

Investment Objective	The investment objective of the Large Growth Stock Fund (the “Fund”) is to achieve long-term growth of capital and increase of future income.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional fees and expenses will be applied at the variable contract level. Those fees and expenses are described in your variable contract prospectus. If the information below were to reflect the deduction of variable contract charges, fees and expenses would be higher.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	0.72%
Distribution (12b-1) Fees	None
Other Expenses	0.28%
Total Annual Fund Operating Expenses*	1.00%

*	The expense information in the table has been restated to reflect an increase in the Fund’s Investment Advisory Fee approved by Fund shareholders on February 13, 2014.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$102	$318	$552	$1,225

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.

Principal Investment Strategy

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stocks of large capitalization companies. For purposes of this policy, large capitalization companies have market capitalizations that fall within the market capitalization range of companies in the Russell 1000 Growth Index at the time of purchase (as of March 31, 2014, this range was between $1.2 billion and $479 billion). Because the Fund’s definition of large capitalization companies is dynamic, the lower and upper limits on market capitalization will change with the markets. The Fund will invest primarily in common stocks of well established companies that the Sub-Adviser believes have long-term growth potential. In selecting the Fund’s investments, the Sub-Adviser seeks investments in companies that have the ability to pay increasing dividends through strong cash flow. The Sub-Adviser’s approach looks for companies with an above-average rate of earnings growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth. The Sub-Adviser believes that when a company increases its earnings faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price. The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

In pursuing its investment objective, the Sub-Adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. Those situations might arise when the Sub-Adviser believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, a new product introduction or innovation, or a favorable competitive development.

While most assets will be invested in U.S. common stocks, other securities may also be purchased, including foreign stocks (up to 30% of total assets), in keeping with the Fund’s objectives.

Principal Risks of Investing

Market Risk.  Equity markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Fund will fluctuate, which means that you could lose money.

Management Risk.  The Fund is subject to the risk that the Sub-Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the securities selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform other funds with similar objectives and investment strategies.

Equity Risk.  The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Large-Cap Securities Risk.  Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — small-cap stocks, for instance — the Fund’s performance could be reduced.

“Growth” Investing Risk.  Growth stocks can be volatile for several reasons. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may be more expensive relative to their earnings or assets compared to value or other stocks.

Foreign Investment Risk.  The Fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs.

Currency Risk.  As a result of the Fund’s investments in securities denominated in, and/or receiving revenue denominated in, foreign currencies, the Fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

An investment in the Fund may be appropriate for investors who are willing to accept the risks and uncertainties of investing in common stocks in the hope of earning above-average long-term growth of capital and income.

Performance Information

The bar chart and table below show the performance of the Fund both year-by-year and as an average over different periods of time. The information presented prior to August 1, 2004, represents the performance of Independence Capital Management, Inc., the Fund’s current investment adviser. Since August 1, 2004, T. Rowe Price Associates, Inc. has been responsible for the Fund’s day-to-day portfolio management. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare with those of a broad-based securities market index. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your variable contract. If it did, returns would be lower.

Best Quarter	Worst Quarter
19.01%	-23.79%
3/31/2012	12/31/2008

Average Annual Total Return (for Periods Ended December 31, 2013)
	1 Year	5 Years	10 Years
Large Growth Stock Fund	39.11%	22.11%	8.74%
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	33.48%	20.39%	7.83%

Investment Adviser

Independence Capital Management, Inc.

Investment Sub-Adviser

T. Rowe Price Associates, Inc.

Portfolio Manager

Joseph B. Fath, Vice President of T. Rowe Price Associates, Inc., has served as portfolio manager of the Fund since January 2014.

Purchase and Sale of Fund Shares, Tax Information and Payments to Insurance Companies and Other Financial Intermediaries

For important information about the purchase and sale of Fund shares, tax information and payments to insurance companies and other financial intermediaries, please turn to the “Additional Fund Summary Information” section on page 137 of this prospectus.

FUND SUMMARY:  LARGE CAP GROWTH FUND

Investment Objective	The investment objective of the Large Cap Growth Fund (the “Fund”) is to seek long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional fees and expenses will be applied at the variable contract level. Those fees and expenses are described in your variable contract prospectus. If the information below were to reflect the deduction of variable contract charges, fees and expenses would be higher.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	0.55%
Distribution (12b-1) Fees	None
Other Expenses	0.35%
Total Annual Fund Operating Expenses	0.90%
Less Fee Waiver and/or Expense Reimbursement*	0.01%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.89%

*	Penn Mutual and the Adviser have contractually agreed to waive a portion of their fees and/or reimburse expenses to the extent necessary to keep the Fund’s Total Annual Operating Expenses from exceeding 0.89% of average daily net assets (excluding nonrecurring account fees, fees on portfolio transactions, such as exchange fees, dividends and interest on securities sold short, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other non-routine expenses or extraordinary expenses not incurred in the ordinary course of the Fund’s business) through April 30, 2015. The agreement may be terminated prior to April 30, 2015 only by a majority vote of the Company’s Board of Directors for any reason and at any time.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$91	$286	$497	$1,107

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 107% of the average value of its portfolio.

Principal Investment Strategy

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stocks of U.S. companies with large market capitalizations. For purposes of this policy, large capitalization companies have market capitalizations of more than $3 billion at the time of purchase. The Sub-Adviser focuses on investing the Fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures. While the Fund primarily invests in the common stocks of large capitalization companies, the Fund may invest a portion of its assets (no more than 20%) in small and medium capitalization companies with market capitalizations of less than $3 billion at the time of purchase. The Fund may invest up to 20% of its net assets in foreign securities at the time of purchase. The Fund may participate in initial public offerings (“IPOs”).

The Sub-Adviser uses a bottom-up investment approach to buying and selling investments for the Fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. Quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors may also be considered.

Due to its investment strategy, the Fund may buy and sell securities frequently, which may result in higher transaction costs and may lower fund performance.

Principal Risks of Investing

Market Risk.  Equity markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Fund will fluctuate, which means that you could lose money.

Management Risk.  The Fund is subject to the risk that the Sub-Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the securities selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform other funds with similar objectives and investment strategies.

Equity Risk.  The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Large-Cap Securities Risk.  Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — small-cap stocks, for instance — the Fund’s performance could be reduced.

“Growth” Investing Risk.  Growth stocks can be volatile for several reasons. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may be more expensive relative to their earnings or assets compared to value or other stocks.

Small- and Mid-Cap Securities Risk.  Historically, small- and mid-cap stocks have been riskier than large-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small- and mid-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies.

Foreign Investment Risk.  The Fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs.

Currency Risk.  As a result of the Fund’s investments in securities denominated in, and/or receiving revenue denominated in, foreign currencies, the Fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

IPOs Risk.  The Fund may purchase securities in IPOs, which are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile.

Portfolio Turnover Risk.  The Fund may buy and sell portfolio securities actively, which may result in increased transaction costs and lower Fund performance.

Liquidity Risk.  The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

An investment in the Fund may be appropriate for investors who are willing to accept the risks and uncertainties of investing in common stocks in the hope of long-term capital appreciation.

Performance Information

The bar chart and table below show the performance of the Fund both year-by-year and as an average over different periods of time. They represent the performance of the Fund’s previous managers for the period prior to May 1, 2013. Since May 1, 2013, Massachusetts Financial Services Company has been responsible for the Fund’s day-to-day portfolio management. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare with those of a broad-based securities market index. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your variable contract. If it did, returns would be lower.

Best Quarter	Worst Quarter
17.05%	-26.16%
3/31/2012	12/31/2008

Average Annual Total Return (for Periods Ended December 31, 2013)
	1 Year	5 Years	10 Years
Large Cap Growth Fund	23.09%	14.37%	2.76%
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	33.48%	20.39%	7.83%

Investment Adviser

Independence Capital Management, Inc.

Investment Sub-Adviser

Massachusetts Financial Services Company (“MFS”)

Portfolio Managers

Jeffrey C. Constantino, an Investment Officer of MFS, has served as the portfolio manager for the Fund since May 1, 2013.

Purchase and Sale of Fund Shares, Tax Information and Payments to Insurance Companies and Other Financial Intermediaries

For important information about the purchase and sale of Fund shares, tax information and payments to insurance companies and other financial intermediaries, please turn to the “Additional Fund Summary Information” section on page 137 of this prospectus.

FUND SUMMARY:  LARGE CORE GROWTH FUND

Investment Objective	The investment objective of the Large Core Growth Fund (the “Fund”) is to seek to achieve long-term growth of capital (capital appreciation).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional fees and expenses will be applied at the variable contract level. Those fees and expenses are described in your variable contract prospectus. If the information below were to reflect the deduction of variable contract charges, fees and expenses would be higher.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	0.60%
Distribution (12b-1) Fees	None
Other Expenses	0.28%
Total Annual Fund Operating Expenses	0.88%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$90	$281	$488	$1,084

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 109% of the average value of its portfolio.

Principal Investment Strategy

The Fund attempts to achieve its investment objective by investing primarily in common and preferred stocks of large capitalization U.S. companies. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of large capitalization companies. For purposes of this policy, large capitalization companies have market capitalizations that fall within the market capitalization range of companies in the Russell 1000 Growth Index at the time of purchase (as of March 31, 2014, this range was between $1.2 billion and $479 billion). Because the Fund’s definition of large capitalization companies is dynamic, the lower and upper limits on market capitalization will change with the markets.

The Fund invests principally in equity securities of large capitalization companies that offer the potential for capital growth, with an emphasis on identifying companies that have the prospect for improving sales and earnings growth rates, enjoy a competitive advantage and have effective management with a history of making investments that are in the best interests of shareholders. The Sub-Adviser employs a rigorous bottom-up research process to identify solid investment opportunities. The Sub-Adviser seeks to construct a well diversified portfolio in order to reduce risk while enhancing return.

The Sub-Adviser may sell a security based on several factors, with valuation the key element. The Sub-Adviser may sell a security if the investment reaches its target price, there is a change in the security’s fundamentals or when better investment opportunities emerge.

The Fund may also invest in U.S. dollar-denominated and U.S. exchange-traded foreign equities, American Depositary Receipts (“ADRs”), real estate investment trusts (“REITs”), shares of other investment companies and exchange-traded funds (“ETFs”) and cash instruments maturing in one year or less.

The Fund may buy and sell portfolio securities actively. If it does, its portfolio turnover rate and transaction costs will rise, which may lower fund performance.

Principal Risks of Investing

Market Risk.  Equity markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Fund will fluctuate, which means that you could lose money.

Equity Risk.  The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Large-Cap Securities Risk.  Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — small-cap stocks, for instance — the Fund’s performance could be reduced.

“Growth” Investing Risk.  Growth stocks can be volatile for several reasons. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may be more expensive relative to their earnings or assets compared to value or other stocks.

Depositary Receipt Risk.  ADRs are subject to the risks associated with investing directly in foreign securities. In addition, investments in ADRs may be less liquid than the underlying shares in their primary trading market.

Foreign Investment Risk.  The Fund’s investments in securities of foreign issuers, including ADRs, may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs.

Currency Risk.  As a result of the Fund’s investments in securities denominated in, and/or receiving revenue denominated in, foreign currencies, the Fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

Other Investment Company Risk.  The Fund may invest in shares of other investment companies. When the Fund invests in shares of another investment company, the Fund indirectly pays a portion of the fees and expenses incurred by the underlying investment company. Accordingly, shareholders of the Fund will bear fees and expenses of both the Fund and, indirectly, any underlying investment companies invested in by the Fund.

REITs Risk.  The Fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. REITs are also subject to certain additional risks, for example, REITs, are dependent upon specialized management skills and cash flows, and may have their investments in relatively few properties, a small geographic area or a single property type. In addition, REITs have their own expenses, and the Fund will bear a proportionate share of those expenses.

Portfolio Turnover Risk.  The Fund may buy and sell portfolio securities actively, which may result in increased transaction costs and lower Fund performance.

Liquidity Risk.  The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

An investment in the Fund may be appropriate for investors who are willing to accept the risks and uncertainties of investing in common and preferred stocks in the hope of achieving long-term growth of capital.

Performance Information

The bar chart and table below show the performance of the Fund both year-by-year and as an average over different periods of time. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare with those of a broad-based securities market index. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your variable contract. If it did, returns would be lower.

Best Quarter	Worst Quarter
18.51%	-17.53%
3/31/2012	9/30/2011

Average Annual Total Return (for Periods Ended December 31, 2013)
	1 Year	5 Years	Since Inception on August 25, 2008
Large Core Growth Fund	37.91%	19.38%	7.76%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	33.48%	20.39%	10.45%

Investment Adviser

Independence Capital Management, Inc.

Investment Sub-Adviser

Wells Capital Management Incorporated

Portfolio Manager

Thomas Pence, CFA, a managing director and senior portfolio manager for Wells Capital Management, Inc., has served as portfolio manager of the Fund since August 2008.

Michael T. Smith, CFA, a co-portfolio manager for Wells Capital Management, Inc., has served as portfolio Manager of the Fund since 2012.

Purchase and Sale of Fund Shares, Tax Information and Payments to Insurance Companies and Other Financial Intermediaries

For important information about the purchase and sale of Fund shares, tax information and payments to insurance companies and other financial intermediaries, please turn to the “Additional Fund Summary Information” section on page 137 of this prospectus.

FUND SUMMARY:  LARGE CAP VALUE FUND

Investment Objective	The investment objective of the Large Cap Value Fund (the “Fund”) is to seek to achieve long-term growth of capital.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional fees and expenses will be applied at the variable contract level. Those fees and expenses are described in your variable contract prospectus. If the information below were to reflect the deduction of variable contract charges, fees and expenses would be higher.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	0.67%
Distribution (12b-1) Fees	None
Other Expenses	0.27%
Total Annual Fund Operating Expenses*	0.94%

*	The expense information in the table has been restated to reflect an increase in the Fund’s Investment Advisory Fee approved by Fund shareholders on February 13, 2014.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$96	$300	$520	$1,155

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 186% of the average value of its portfolio.

Principal Investment Strategy

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of large capitalization companies. For purposes of this policy, large capitalization companies have market capitalizations of more than $5 billion at the time of purchase. The Fund primarily invests in common stocks that the portfolio manager deems to be underpriced relative to long term earnings and for cash flow potential.

The Sub-Adviser attempts to reduce the Fund’s exposure to market risks by diversifying its investments, that is, by not holding a substantial amount of stock of any one company and by not investing too great a percentage of the Fund’s assets in any one company. In selecting securities for purchase or sale by the Fund, the Sub-Adviser selects securities one at a time before considering industry trends. This is called a “bottom-up approach.” The Sub-Adviser uses a fundamental analysis to select securities that it believes are undervalued relative to long-term earnings and cash flow potential. While this process and the inter-relationship of the factors used may change over time and its implementation may vary in particular cases, the Sub-Adviser currently considers one or more of the following factors when assessing a company’s business prospects: attractive valuation, future supply/demand conditions for its key products, product cycles, quality of management, competitive position in the market place, reinvestment plans for cash generated, and better-than-expected earnings reports. The Sub-Adviser may consider selling a stock for one or more of the following reasons: the stock price is approaching its target, the company’s fundamentals are deteriorating, or alternative investment ideas have been developed.

While the Fund primarily invests in large capitalization companies, the Fund may invest a portion of its assets (no more than 20%) in small and medium capitalization companies. The Fund may invest up to 25% of its total assets in securities of companies or governments in any country, including emerging market countries. These include equity and debt securities of companies organized under the laws of countries other than the United States and debt securities of foreign governments and their agencies and instrumentalities. Securities of foreign issuers that are represented by American Depository Receipts (“ADRs”) or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets are not considered “foreign securities” for purposes of this investment restriction. The Fund’s investments in debt securities are subject to an aggregate limit of 10% of the Fund’s total assets. The Fund may purchase both investment grade securities and non-investment grade securities (commonly known as “junk bonds”) rated as low as “B” by Moody’s or Standard & Poor’s Rating Service or having comparable ratings by other nationally recognized rating organizations (or, if they are unrated, having a comparable rating assigned by the Sub-Adviser).

In addition to common stocks, the Fund may invest in other equity securities, including preferred stocks, warrants, rights, and convertible securities. The Fund at times may engage in derivative transactions, principally options, futures contracts and options thereon, forward currency exchange contracts, and swaps, to protect against stock price, interest rate or currency rate declines, to enhance returns, or as a substitute for the purchase or sale of securities or currencies. Under normal circumstances, the Fund can invest up to 15% of its assets in cash and cash equivalents such as commercial paper, repurchase agreements, Treasury bills, and other short-term U.S. government securities. This strategy would be used primarily for cash management or liquidity purposes. To the extent that the Fund uses this strategy, it might reduce its opportunities to seek its objective of long-term growth of capital.

Due to its investment strategy, the Fund may buy and sell securities frequently, which may result in higher transaction costs and may lower fund performance.

Principal Risks of Investing

Market Risk.  Equity markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Fund will fluctuate, which means that you could lose money.

Equity Risk.  The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Large-Cap Securities Risk.  Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — small-cap stocks, for instance — the Fund’s performance could be reduced.

“Value” Investing Risk.  Because of its “value” style of investing, the Fund could suffer losses or produce poor results relative to other funds, even in a rising market, if the Sub-Adviser’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong.

Depositary Receipt Risk.  ADRs are subject to the risks associated with investing directly in foreign securities. In addition, investments in ADRs may be less liquid than the underlying shares in their primary trading market.

Foreign Investment Risk.  The Fund’s investments in securities of foreign issuers, including ADRs, may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs.

Currency Risk.  As a result of the Fund’s investments in securities denominated in, and/or receiving revenue denominated in, foreign currencies, the Fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

Emerging Markets Risk.  Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Such countries often have less uniformity in accounting and reporting requirements, unreliable securities valuation and greater risk associated with the custody of securities. As a result, there will tend to be an increased risk of price volatility associated with the Fund’s investments in emerging market countries.

Small- and Mid-Cap Securities Risk.  Historically, small- and mid-cap stocks have been riskier than large-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small- and mid-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies.

Corporate Debt Securities Risk.  Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity.

Interest Rate Risk.  The risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates.

Credit Risk.  The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

High Yield Bond Risk.  Investing in fixed income securities rated below investment grade (high yield or junk bonds) involves additional risks, including credit risk. High yield bonds are considered speculative with respect to their issuers’ ability to make timely payments or otherwise honor its obligations.

Prepayment and Extension Risk.  Fixed income securities may be paid off earlier or later than expected. Either situation could cause the Fund to hold securities paying lower-than-market rates of interest, which could hurt the Fund’s yield or share price.

Repurchase Agreement Risk.  The Fund’s use of repurchase agreements involves certain risks. One risk is the seller’s ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the Fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon.

U.S. Government Securities Risk.  Some of the U.S. government securities that the Fund invests in are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Also, any government guarantees on securities the Fund owns do not extend to shares of the Fund.

Convertible Securities Risk.  The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increasing as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature. Convertible securities may also be subject to prepayment risk similar to fixed income securities.

Preferred Stock Risk.  Preferred stocks are sensitive to interest rate changes, and are also subject to equity market risk, which is the risk that stock prices will fluctuate and can decline and reduce the value of the Fund’s investment. The rights of preferred stocks on the distribution of a corporation’s assets in the event of a liquidation are generally subordinate to the rights associated with a corporation’s debt securities. Preferred stock may also be subject to prepayment risk similar to fixed income securities.

Warrant Risk.  Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.

Derivatives Risk.  The Fund’s use of futures, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Liquidity risk is described below. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Leverage risk is the risk that the use of leverage can amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The Fund’s use of swap agreements is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is described above. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the Fund to lose more than the principal amount invested.

Portfolio Turnover Risk.  The Fund may buy and sell portfolio securities actively, which may result in increased transaction costs and lower Fund performance.

Liquidity Risk.  The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

An investment in the Fund may be appropriate for investors who are willing to accept the risks and uncertainties of investing primarily in equity securities of large capitalization companies in the hope of earning long-term growth of capital.

Performance Information

The bar chart and table below show the performance of the Fund both year-by-year and as an average over different periods of time. They represent the performance of the Fund’s previous managers for the period prior to May 1, 2013. Since May 1, 2013, Loomis, Sayles & Company, L.P. has been responsible for the Fund’s day-to-day portfolio management. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare with those of a broad-based securities market index. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your variable contract. If it did, returns would be lower.

Best Quarter	Worst Quarter
19.07%	-26.40%
6/30/2009	12/31/2008

Average Annual Total Return (for Periods Ended December 31, 2013)
	1 Year	5 Years	10 Years
Large Cap Value Fund	33.21%	17.21%	5.74%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	32.53%	16.67%	7.58%

Investment Adviser

Independence Capital Management, Inc.

Investment Sub-Adviser

Loomis, Sayles & Company, L.P.

Portfolio Managers

Warren N. Koontz, Jr., CIC CFA, Vice President of Loomis Sayles & Company, L.P., has served as portfolio manager of the Fund since May 2013.

Arthur Barry, CFA, Vice President of Loomis Sayles & Company, L.P., has served as portfolio manager of the Fund since May 2013.

Purchase and Sale of Fund Shares, Tax Information and Payments to Insurance Companies and Other Financial Intermediaries

For important information about the purchase and sale of Fund shares, tax information and payments to insurance companies and other financial intermediaries, please turn to the “Additional Fund Summary Information” section on page 137 of this prospectus.

FUND SUMMARY:  LARGE CORE VALUE FUND

Investment Objective	The investment objective of the Large Core Value Fund (the “Fund”) is to seek total return.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional fees and expenses will be applied at the variable contract level. Those fees and expenses are described in your variable contract prospectus. If the information below were to reflect the deduction of variable contract charges, fees and expenses would be higher.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	0.67%
Distribution (12b-1) Fees	None
Other Expenses	0.27%
Total Annual Fund Operating Expenses*	0.94%

*	The expense information in the table has been restated to reflect an increase in the Fund’s Investment Advisory Fee approved by Fund shareholders on February 13, 2014.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$96	$300	$520	$1,155

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 59% of the average value of its portfolio.

Principal Investment Strategy

The Fund invests primarily in value stocks of large capitalization companies. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of large capitalization companies. For this Fund, large capitalization companies are those companies having market capitalizations equal to or greater than the median capitalization of companies included in the Russell 1000® Value Index at the time of purchase (as of March 31, 2014, the median capitalization was $6.618 billion). Because the Fund’s definition of large capitalization companies is dynamic, it will change with the markets. Value stocks are stocks that, in the opinion of the Sub-Adviser, are inexpensive or undervalued relative to the overall stock market.

The Fund primarily invests in dividend-paying stocks, but may also invest in non-income producing stocks. The Fund may invest in real estate investment trusts (“REITs”). The Fund may invest up to 25% of its total assets in foreign securities, some of which may be located in emerging market countries. Securities of foreign issuers that are represented by American Depositary Receipts (“ADRs”) are not subject to this restriction.

The Sub-Adviser may consider a company’s earnings or cash flow capabilities, dividend prospects, financial strength, growth potential, the strength of the company’s business franchises and management team, sustainability of a company’s competitiveness, and estimates of a company’s net value when selecting securities. The Sub-Adviser may sell a security when the Sub-Adviser’s price objective for the security is reached, the fundamentals of the company deteriorate, a security’s price falls below acquisition cost or to pursue more attractive investment options.

The Fund may buy and sell portfolio securities actively. If it does, its portfolio turnover rate and transaction costs will rise, which may lower Fund performance.

Principal Risks of Investing

Market Risk.  Equity markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Fund will fluctuate, which means that you could lose money.

Equity Risk.  The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Large-Cap Securities Risk.  Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — small-cap stocks, for instance — the Fund’s performance could be reduced.

“Value” Investing Risk.  Because of its “value” style of investing, the Fund could suffer losses or produce poor results relative to other funds, even in a rising market, if the Sub-Adviser’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong.

Depositary Receipt Risk.  ADRs are subject to the risks associated with investing directly in foreign securities. In addition, investments in ADRs may be less liquid than the underlying shares in their primary trading market.

Foreign Investment Risk.  The Fund’s investments in securities of foreign issuers, including ADRs, may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs.

Currency Risk.  As a result of the Fund’s investments in securities denominated in, and/or receiving revenue denominated in, foreign currencies, the Fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

Emerging Markets Risk.  Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Such countries often have less uniformity in accounting and reporting requirements, unreliable securities valuation and greater risk associated with the custody of securities. As a result, there will tend to be an increased risk of price volatility associated with the Fund’s investments in emerging market countries.

REITs Risk.  The Fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. REITs are also subject to certain additional risks, for example, REITs, are dependent upon specialized management skills and cash flows, and may have their investments in relatively few properties, a small geographic area or a single property type. In addition, REITs have their own expenses, and the Fund will bear a proportionate share of those expenses.

Portfolio Turnover Risk.  The Fund may buy and sell portfolio securities actively, which may result in increased transaction costs and lower Fund performance.

Liquidity Risk.  The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

An investment in the Fund may be appropriate for investors who are willing to accept the risks and uncertainties of investing in common stocks in the hope of earning long-term growth of capital and income.

Performance Information

The bar chart and table below show the performance of the Fund both year-by-year and as an average over different periods of time. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare with those of a broad-based securities market index. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your variable contract. If it did, returns would be lower.

Best Quarter	Worst Quarter
14.96%	-16.11%
9/30/2009	9/30/2011

Average Annual Total Return (for Periods Ended December 31, 2013)
	1 Year	5 Years	Since Inception on August 25, 2008
Large Core Value Fund	29.78%	13.13%	5.79%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	32.53%	16.67%	8.70%

Investment Adviser

Independence Capital Management, Inc.

Investment Sub-Adviser

Eaton Vance Management

Portfolio Manager

Michael R. Mach, lead portfolio manager, a Vice President of Eaton Vance Management, has served as portfolio manager of the Fund since August 2008. The other members of the team are Matthew F. Beaudry, John D. Crowley and Stephen J. Kaszynski, each a Vice President of Eaton Vance Management, who have served as portfolio managers since December 2009.

Purchase and Sale of Fund Shares, Tax Information and Payments to Insurance Companies and Other Financial Intermediaries

For important information about the purchase and sale of Fund shares, tax information and payments to insurance companies and other financial intermediaries, please turn to the “Additional Fund Summary Information” section on page 137 of this prospectus.

FUND SUMMARY:  INDEX 500 FUND

Investment Objective	The investment objective of the Index 500 Fund (the “Fund”) is to seek a total return (capital appreciation and income) which corresponds to that of the S&P 500 Index.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional fees and expenses will be applied at the variable contract level. Those fees and expenses are described in your variable contract prospectus. If the information below were to reflect the deduction of variable contract charges, fees and expenses would be higher.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	0.13%
Distribution (12b-1) Fees	None
Other Expenses	0.27%
Total Annual Fund Operating Expenses*	0.40%

*	The expense information in the table has been restated to reflect an increase in the Fund’s Investment Advisory Fee approved by Fund shareholders on February 13, 2014.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$41	$128	$224	$505

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8% of the average value of its portfolio.

Principal Investment Strategy

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities listed in the S&P 500® Index (the “Index”). Under normal circumstances, however, the Fund intends to invest substantially all of its assets in securities of companies included in the Index and close substitutes (such as index futures contracts) that are designed to track the Index. The Index is a well-known stock market index that includes common stocks of approximately 500 companies from all major industries representing a significant portion of the market value of all common stocks publicly traded in the United States, most of which are listed on the New York Stock Exchange. Stocks in the Index are weighted according to their float adjusted capitalizations. The Fund may concentrate (invest 25% or more of the value of its assets) in the securities of issuers having their principal business activities in the same industry if the Index is also concentrated in such industry.

The Sub-Adviser does not manage the Fund according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Sub-Adviser utilizes a “passive” investment approach, attempting to replicate the investment performance of the Index through automated statistical analytic procedures.

The Sub-Adviser seeks to replicate the returns of the Index by investing in the securities of the Index in approximately their Index weight. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Index in proportions expected to replicate generally the performance of the Index as a whole. In addition, from time to time, stocks are added to or removed from the Index. The Fund may sell stocks that are represented in the Index, or purchase stocks that are not yet represented in the Index, in anticipation of their removal from or addition to the Index.

The Sub-Adviser may at times purchase or sell futures contracts in lieu of investment directly in the stocks making up the Index. The Sub-Adviser might do so, for example, in order to increase the Fund’s investment exposure pending investment of cash in the stocks comprising the Index. Alternatively, the Sub-Adviser might use futures to reduce its investment exposure to the Index in situations where it intends to sell a portion of the stocks in the Fund’s portfolio but the sale has not yet been completed.

Principal Risks of Investing

Market Risk.  Equity markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Fund will fluctuate, which means that you could lose money.

Equity Risk.  The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Large-Cap Securities Risk.  Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — small-cap stocks, for instance — the Fund’s performance could be reduced.

Passive Investment Risk:  The Fund is not actively managed and instead seeks to track the performance of its benchmark index. As such, the Fund may hold shares of an equity security regardless of the current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares is otherwise required upon a rebalancing of the Index. This may cause the Fund’s return to be lower than if it were actively managed.

Tracking Error Risk.  As an index fund, the Fund seeks to track the performance of its benchmark index, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.

Sampling Risk.  The Fund may not fully replicate its benchmark index and may hold securities not included in the Index. As a result, the Fund is subject to the risk that the Sub-Adviser’s investment strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Because the Fund may utilize a sampling approach, it may be subject to an increased risk of tracking error.

Concentration Risk.  To the extent the Fund concentrates its investments in issuers doing business in the same industry, the Fund will increase its investment exposure to the risks of that industry and will be subject to greater volatility.

Derivatives Risk.  The Fund’s use of futures is subject to market risk, leverage risk, correlation risk and liquidity risk. Liquidity risk is described below. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Leverage risk is the risk that the use of leverage can amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the Fund to lose more than the principal amount invested.

Liquidity Risk.  The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

An investment in the Fund may be appropriate for investors who are willing to accept the risks and uncertainties of investing in common stocks in the hope of achieving a total return which corresponds to that of the Index.

Performance Information

The bar chart and table below show the performance of the Fund both year-by-year and as an average over different periods of time. They represent the performance of the Fund’s previous managers for the period prior to August 25, 2008. Since August 25, 2008, SSgA Funds Management, Inc. has been responsible for the Fund’s day-to-day portfolio management. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare with those of a broad-based securities market index. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your variable contract. If it did, returns would be lower.

Best Quarter	Worst Quarter
15.74%	-21.85%
6/30/2009	12/31/2008

Average Annual Total Return (for Periods Ended December 31, 2013)
	1 Year	5 Years	10 Years
Index 500 Fund	31.87%	17.57%	7.23%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	32.39%	17.94%	7.41%

Investment Adviser

Independence Capital Management, Inc.

Investment Sub-Adviser

SSgA Funds Management, Inc.

Portfolio Managers

Lynn Blake is an Executive Vice President of SSgA Funds Management, Inc. John Tucker is a Senior Managing Director of SSgA Funds Management, Inc. Ms. Blake and Mr. Tucker have served as portfolio managers of the Fund since August 2008.

Purchase and Sale of Fund Shares, Tax Information and Payments to Insurance Companies and Other Financial Intermediaries

For important information about the purchase and sale of Fund shares, tax information and payments to insurance companies and other financial intermediaries, please turn to the “Additional Fund Summary Information” section on page 137 of this prospectus.

FUND SUMMARY:  MID CAP GROWTH FUND

Investment Objective	The investment objective of the Mid Cap Growth Fund (the “Fund”) is to maximize capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional fees and expenses will be applied at the variable contract level. Those fees and expenses are described in your variable contract prospectus. If the information below were to reflect the deduction of variable contract charges, fees and expenses would be higher.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	0.70%
Distribution (12b-1) Fees	None
Other Expenses	0.28%
Total Annual Fund Operating Expenses	0.98%
Plus Recouped Fees*	0.01%
Total Annual Fund Operating Expenses Plus Recouped Fees	0.99%

*	The “Plus Recouped Fees” amount represents the Fund’s reimbursement of the Adviser and Penn Mutual for previously waived fees and/or expenses reimbursed by the Adviser and Penn Mutual. Penn Mutual and the Adviser have contractually agreed to waive a portion of their fees and/or reimburse expenses to the extent necessary to keep the Fund’s Total Annual Operating Expenses from exceeding 1.00% of average daily net assets (excluding nonrecurring account fees, fees on portfolio transactions, such as exchange fees, dividends and interest on securities sold short, acquired fund fees and expenses, service fees, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other non-routine expenses or extraordinary expenses not incurred in the ordinary course of the Fund’s business) through April 30, 2015. The agreement may be terminated prior to April 30, 2015 only by a majority vote of the Company’s Board of Directors for any reason and at any time. The Adviser and Penn Mutual are entitled to reimbursement by the Fund of fees waived or expenses reimbursed by the Adviser and Penn Mutual during any of the preceding three fiscal years if on any day or month the estimated annualized fund operating expenses are less than the expense limit.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$101	$313	$543	$1,202

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 80% of the average value of its portfolio.

Principal Investment Strategy

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of mid-cap companies. For purposes of this policy, mid capitalization companies have market capitalizations that fall within the market capitalization range of companies in the Russell Midcap® Growth Index at the time of purchase (as of March 31, 2014, this range was between $1.2 billion and $35.9 billion). Because the Fund’s definition of mid-cap companies is dynamic, the lower and upper limits on market capitalization will change with the markets. The Fund will invest in equity securities of companies that the Sub-Adviser believes have strong earnings growth potential and that are diversified across economic sectors. The Fund will attempt to maintain sector concentrations that approximate those of the Russell Midcap® Growth Index. The Fund’s exposure is generally limited to 5% of assets in any single issuer, subject to exceptions for the most heavily-weighted securities in the Russell Midcap® Growth Index.

Principal Risks of Investing

Market Risk.  Equity markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Fund will fluctuate, which means that you could lose money.

Equity Risk.  The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

“Growth” Investing Risk.  Growth stocks can be volatile for several reasons. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may be more expensive relative to their earnings or assets compared to value or other stocks.

Management Risk.  The Fund is subject to the risk that the Sub-Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the securities selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform other funds with similar objectives and investment strategies.

Mid-Cap Securities Risk.  Historically, mid-cap stocks have been riskier than large-cap stocks. Stock prices of mid-cap companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Mid-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies.

An investment in the Fund may be appropriate for investors who are willing to accept the risks and uncertainties of investing in mid-cap stocks in the hope of achieving above-average capital appreciation.

Performance Information

The bar chart and table below show the performance of the Fund both year-by-year and as an average over different periods of time. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare with those of a broad-based securities market index. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your variable contract. If it did, returns would be lower.

Best Quarter	Worst Quarter
22.84%	-28.78%
9/30/2009	12/31/2008

Average Annual Total Return (for Periods Ended December 31, 2013)
	1 Year	5 Years	10 Years
Mid Cap Growth Fund	36.72%	20.18%	7.94%
Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)	35.74%	23.37%	9.77%

Investment Adviser

Independence Capital Management, Inc.

Investment Sub-Adviser

Ivy Investment Management Company

Portfolio Manager

Kimberly A. Scott is responsible for the day-to-day portfolio management of the Fund and has served as portfolio manager of the Fund since May 2014. Ms. Scott is a Senior Vice President of Ivy Investment Management Company.

Purchase and Sale of Fund Shares, Tax Information and Payments to Insurance Companies and Other Financial Intermediaries

For important information about the purchase and sale of Fund shares, tax information and payments to insurance companies and other financial intermediaries, please turn to the “Additional Fund Summary Information” section on page 137 of this prospectus.

FUND SUMMARY:  MID CAP VALUE FUND

Investment Objective	The investment objective of the Mid Cap Value Fund (the “Fund”) is to achieve growth of capital.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional fees and expenses will be applied at the variable contract level. Those fees and expenses are described in your variable contract prospectus. If the information below were to reflect the deduction of variable contract charges, fees and expenses would be higher.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	0.55%
Distribution (12b-1) Fees	None
Other Expenses	0.27%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.83%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$85	$265	$460	$1,025

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43% of the average value of its portfolio.

Principal Investment Strategy

Under normal conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of mid-cap companies. For purposes of this policy, mid capitalization companies have market capitalizations that fall within the market capitalization range of companies in the Russell Midcap® Index at the time of purchase (as of March 31, 2014, this range was between $968 million and $35.7 billion). Because the Fund’s definition of mid-cap companies is dynamic, the lower and upper limits on market capitalization will change with the markets. In selecting individual securities, the Sub-Adviser uses bottom-up, fundamental research to identify high quality companies that are trading at a substantial discount to their intrinsic value, defined as the Sub-Adviser’s estimate of a company’s true long-term economic worth, where there is a strategic plan or event that is expected to both enhance value and narrow the value/price gap. Intrinsic value reflects the Sub-Adviser’s analysis and estimates. There is no guarantee that any intrinsic value will be realized; security prices may decrease regardless of intrinsic values. Applying a consistent, private equity-style investment framework, the Sub-Adviser focuses its research efforts on a company’s long-term outlook and strategic catalysts that can potentially unlock value. Their approach emphasizes asset values and cash flows, directly engaging a company’s management team to evaluate its strategic direction, execution abilities and direct incentive compensation.

The Sub-Adviser will consider reducing or eliminating a position when the gap between its price and its intrinsic value has narrowed or been eliminated or when other opportunities appear more attractive. Changes in management or corporate strategy may also result in the reduction or elimination of a position. The Sub-Adviser does not have an automatic sell decision when a holding increases to a certain market capitalization level based on underperformance. They would continue to hold a stock if they believed that it could ultimately contribute to performance.

Principal Risks of Investing

Market Risk.  Equity markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Fund will fluctuate, which means that you could lose money.

Equity Risk.  The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

“Value” Investing Risk.  Because of its “value” style of investing, the Fund could suffer losses or produce poor results relative to other funds, even in a rising market, if the Sub-Adviser’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong.

Mid-Cap Securities Risk.  Historically, mid-cap stocks have been riskier than large-cap stocks. Stock prices of mid-cap companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Mid-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies.

Liquidity Risk.  The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

An investment in the Fund may be appropriate for investors who are willing to accept the risks and uncertainties of investing in mid-cap stocks in the hope of achieving above-average growth of capital.

Performance Information

The bar chart and table below show the performance of the Fund both year-by-year and as an average over different periods of time. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare with those of a broad-based securities market index. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your variable contract. If it did, returns would be lower.

Best Quarter	Worst Quarter
25.30%	-28.75%
9/30/2009	12/31/2008

Average Annual Total Return (for Periods Ended December 31, 2013)
	1 Year	5 Years	10 Years
Mid Cap Value Fund	36.20%	22.14%	8.65%
Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)	33.46%	21.16%	10.25%

Investment Adviser

Independence Capital Management, Inc.

Investment Sub-Adviser

Neuberger Berman Management LLC

Portfolio Manager

Michael C. Greene, a managing director of Neuberger Berman Management LLC, has served as portfolio manager of the Fund since December 2011.

Purchase and Sale of Fund Shares, Tax Information and Payments to Insurance Companies and Other Financial Intermediaries

For important information about the purchase and sale of Fund shares, tax information and payments to insurance companies and other financial intermediaries, please turn to the “Additional Fund Summary Information” section on page 137 of this prospectus.

FUND SUMMARY:  MID CORE VALUE FUND

Investment Objective	The investment objective of the Mid Core Value Fund (the “Fund”) is to achieve capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional fees and expenses will be applied at the variable contract level. Those fees and expenses are described in your variable contract prospectus. If the information below were to reflect the deduction of variable contract charges, fees and expenses would be higher.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	0.72%
Distribution (12b-1) Fees	None
Other Expenses	0.36%
Acquired Fund Fees and Expenses	0.04%
Total Annual Fund Operating Expenses	1.12%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$114	$356	$617	$1,363

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 166% of the average value of its portfolio.

Principal Investment Strategy

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of medium capitalization companies. The Sub-Adviser considers medium size companies whose market capitalization at the time of purchase is within the capitalization range of the Russell 3000® Index, excluding the largest 100 such companies, for inclusion in the Fund’s portfolio. The Sub-Adviser intends to manage the Fund so that its weighted capitalization falls within the capitalization range of the members of the Russell Midcap® Index. As of March 31, 2014, this capitalization range was between $968 million and $35.7 billion. In selecting stocks for the Fund, the Sub-Adviser looks for companies whose stock price may not reflect the company’s value. The Sub-Adviser attempts to purchase the stocks of these undervalued companies and hold each stock until the price has increased to, or is higher than, a level the Sub-Adviser believes more accurately reflects the fair value of the company. The Fund may invest a portion of its assets in foreign securities when these securities meet the Sub-Adviser’s standards of selection. The Sub-Adviser may sell stocks from the Fund’s portfolio if it believes a stock no longer meets its valuation criteria, a stock’s risk parameters outweigh its return opportunity, more attractive alternatives are identified or specific events alter a stock’s prospects.

Principal Risks of Investing

Market Risk.  Equity markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Fund will fluctuate, which means that you could lose money.

Equity Risk.  The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Mid-Cap Securities Risk.  Historically, mid-cap stocks have been riskier than large-cap stocks. Stock prices of mid-cap companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Mid-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies.

“Value” Investing Risk.  Because of its “value” style of investing, the Fund could suffer losses or produce poor results relative to other funds, even in a rising market, if the Sub-Adviser’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong.

Foreign Investment Risk.  The Fund’s investments in securities of foreign issuers, including ADRs, may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs.

IPOs Risk.  The Fund may purchase securities in IPOs, which are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile.

Liquidity Risk.  The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

An investment in the Fund may be appropriate for investors who are willing to accept the risks and uncertainties of investing in mid-cap stocks in the hope of achieving above-average growth of capital.

Performance Information

The bar chart and table below show the performance of the Fund both year-by-year and as an average over different periods of time. They represent the performance of the Fund’s previous managers for the period prior to May 1, 2013. Since May 1, 2013, American Century Investment Management, Inc. has been responsible for the Fund’s day-to-day portfolio management. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare with those of a broad-based securities market index. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your variable contract. If it did, returns would be lower.

Best Quarter	Worst Quarter
18.69%	-22.12%
9/30/2009	9/30/2011

Average Annual Total Return (for Periods Ended December 31, 2013)
	1 Year	5 Years	10 Years
Mid Core Value Fund	29.15%	17.65%	7.68%
Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)	33.46%	21.16%	10.25%

Investment Adviser

Independence Capital Management, Inc.

Investment Sub-Adviser

American Century Investment Management, Inc.

Portfolio Managers

Phil Davidson, CFA, Chief Investment Officer — U.S. Value Equity, Senior Vice President and Senior Portfolio Manager of American Century Investment Management, Inc., has served as a portfolio manager of the Fund since 2013.

Michael Liss, CFA, CPA, Vice President and Senior Portfolio Manager of American Century Investment Management, Inc., has served as a portfolio manager of the Fund since 2013.

Kevin Toney, CFA, Vice President and Senior Portfolio Manager of American Century Investment Management, Inc., has served as a portfolio manager of the Fund since 2013.

Brian Woglom, CFA, Vice President and Portfolio Manager of American Century Investment Management, Inc., has served as a portfolio manager of the Fund since 2013.

Purchase and Sale of Fund Shares, Tax Information and Payments to Insurance Companies and Other Financial Intermediaries

For important information about the purchase and sale of Fund shares, tax information and payments to insurance companies and other financial intermediaries, please turn to the “Additional Fund Summary Information” section on page 137 of this prospectus.

FUND SUMMARY:  SMID CAP GROWTH FUND

Investment Objective	The investment objective of the SMID Cap Growth Fund (the “Fund”) is to seek long-term growth of capital (capital appreciation).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional fees and expenses will be applied at the variable contract level. Those fees and expenses are described in your variable contract prospectus. If the information below were to reflect the deduction of variable contract charges, fees and expenses would be higher.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	0.75%
Distribution (12b-1) Fees	None
Other Expenses	0.32%
Total Annual Fund Operating Expenses	1.07%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$109	$340	$590	$1,306

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 90% of the average value of its portfolio.

Principal Investment Strategy

The Fund attempts to achieve its investment objective by investing primarily in common stocks of small and medium capitalization U.S. companies. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of small and medium capitalization companies. For purposes of this policy, small and medium capitalization companies have market capitalizations that fall within the market capitalization range of companies in the Russell 2500® Growth Index at the time of purchase (as of March 31, 2014, this range was between $63.1 million and $13.2 billion). Because the Fund’s definition of small and medium capitalization companies is dynamic, the lower and upper limits on market capitalization will change with the markets. The Fund’s investments in small capitalization companies may include micro-capitalization companies.

The Fund invests principally in equity securities of small and medium capitalization companies that offer the potential for capital growth, with an emphasis on identifying companies that have the prospect for improving sales and earnings growth rates, enjoy a competitive advantage and have effective management with a history of making investments that are in the best interests of shareholders. The Sub-Adviser employs a rigorous bottom-up research process to identify solid investment opportunities. The Sub-Adviser seeks to construct a well diversified portfolio in order to reduce risk while enhancing return.

The Sub-Adviser may sell a security based on several factors, with valuation the key element. The Sub-Adviser may sell a security if the investment reaches its target price, there is a change in the security’s fundamentals or when better investment opportunities emerge.

The Fund may also invest in U.S. dollar-denominated and U.S. exchange-traded foreign equities, American Depositary Receipts (“ADRs”), real estate investment trusts (“REITs”), shares of other investment companies and exchange-traded funds (“ETFs”) and cash instruments maturing in one year or less.

The Fund may buy and sell portfolio securities actively. If it does, its portfolio turnover rate and transaction costs will rise, which may lower fund performance.

Principal Risks of Investing

Market Risk.  Equity markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Fund will fluctuate, which means that you could lose money.

Equity Risk.  The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Small- and Mid-Cap Securities Risk.  Historically, small- and mid-cap stocks have been riskier than large-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small- and mid-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies.

Micro-Cap Securities Risk.  Micro-cap companies are followed by relatively few securities analysts and there tends to be less information about them. Their securities generally have limited trading volumes and are subject to even more abrupt, erratic price movements than small cap companies.

“Growth” Investing Risk.  Growth stocks can be volatile for several reasons. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may be more expensive relative to their earnings or assets compared to value or other stocks.

Depositary Receipt Risk.  ADRs are subject to the risks associated with investing directly in foreign securities. In addition, investments in ADRs may be less liquid than the underlying shares in their primary trading market.

Portfolio Turnover Risk.  The Fund may buy and sell portfolio securities actively, which may result in increased transaction costs and lower Fund performance.

Other Investment Company Risk.  The Fund may invest in shares of other investment companies. When the Fund invests in shares of another investment company, the Fund indirectly pays a portion of the fees and expenses incurred by the underlying investment company. Accordingly, shareholders of the Fund will bear fees and expenses of both the Fund and, indirectly, any underlying investment companies invested in by the Fund.

REITs Risk.  The Fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. REITs are also subject to certain additional risks, for example, REITs, are dependent upon specialized management skills and cash flows, and may have their investments in relatively few properties, a small geographic area or a single property type. In addition, REITs have their own expenses, and the Fund will bear a proportionate share of those expenses.

Liquidity Risk.  The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

An investment in the Fund may be appropriate for investors who are willing to accept the risks and uncertainties of investing in common stocks in the hope of earning long-term returns.

Performance Information

The bar chart and table below show the performance of the Fund both year-by-year and as an average over different periods of time. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare with those of a broad-based securities market index. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your variable contract. If it did, returns would be lower.

Best Quarter	Worst Quarter
21.48%	-19.83%
6/30/2009	9/30/2011

Average Annual Total Return (for Periods Ended December 31, 2013)
	1 Year	5 Years	Since Inception on August 25, 2008
SMID Cap Growth Fund	42.84%	24.75%	13.43%
Russell 2500® Growth Index (reflects no deduction for fees, expenses or taxes)	40.65%	24.03%	12.04%

Investment Adviser

Independence Capital Management, Inc.

Investment Sub-Adviser

Wells Capital Management Incorporated

Portfolio Managers

Thomas Pence, CFA, a managing director and senior portfolio manager for Wells Capital Management, Inc., has served as a portfolio manager of the Fund since March 2011.

Michael T. Smith, CFA, a co-portfolio manager for Wells Capital Management, Inc., has served as a portfolio Manager of the Fund since 2011.

Christopher Warner, CFA, a co-portfolio manager for Wells Capital Management, Inc., has served as a portfolio manager of the Fund since 2012.

Purchase and Sale of Fund Shares, Tax Information and Payments to Insurance Companies and Other Financial Intermediaries

For important information about the purchase and sale of Fund shares, tax information and payments to insurance companies and other financial intermediaries, please turn to the “Additional Fund Summary Information” section on page 137 of this prospectus.

FUND SUMMARY:  SMID CAP VALUE FUND

Investment Objective	The investment objective of the SMID Cap Value Fund (the “Fund”) is to seek long-term growth of capital.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional fees and expenses will be applied at the variable contract level. Those fees and expenses are described in your variable contract prospectus. If the information below were to reflect the deduction of variable contract charges, fees and expenses would be higher.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	0.95%
Distribution (12b-1) Fees	None
Other Expenses	0.30%
Total Annual Fund Operating Expenses	1.25%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$127	$397	$686	$1,511

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 58% of the average value of its portfolio.

Principal Investment Strategy

The Fund invests primarily in a diversified portfolio of equity securities of small and medium capitalization U.S. companies, generally representing 60 to 125 companies. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of small and medium capitalization companies. For this Fund, small and medium capitalization companies are those that, at the time of investment, fall within the capitalization range between the smallest company in the Russell 2500™ Value Index (as of March 31, 2014, this amount was $63.1 million) and the greater of $5 billion or the market capitalization of the largest company in the Russell 2500™ Value Index (as of March 31, 2014, this amount was $11.4 billion). Because the Fund’s definition of small and medium capitalization companies is dynamic, the lower and upper limits on market capitalization will change with the markets. The Fund’s investments in small capitalization companies may include micro-capitalization companies.

The Fund invests in companies that are determined by the Sub-Adviser to be undervalued, using its fundamental value approach. In selecting securities for the Fund, the Sub-Adviser uses its fundamental research to identify companies whose long-term earnings power is not reflected in the current market price of their securities. The Sub-Adviser’s fundamental value approach to equity investing generally defines value as the relationship between a security’s current price and its intrinsic economic value, as measured by long-term earnings prospects.

To the extent that companies involved in certain industries may from time to time constitute a material portion of the universe of small and medium capitalization companies, the Fund may also invest significantly in these industries (but not more than 25% of its total assets in any one industry). The Fund may invest in American Depository Receipts (“ADRs”) and non-U.S. securities.

The Sub-Adviser will generally sell a security when it reaches fair value on a risk-adjusted basis. Typically, growth in the size of a company’s market capitalization relative to other domestically traded companies will not cause the Sub-Adviser to dispose of the security.

The Fund may invest in securities issued by non-U.S. companies and enter into forward commitments.

Principal Risks of Investing

Market Risk.  Equity markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Fund will fluctuate, which means that you could lose money.

Equity Risk.  The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Small- and Mid-Cap Securities Risk.  Historically, small- and mid-cap stocks have been riskier than large-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small- and mid-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies. These risks are even greater for the micro-cap companies that the Fund may own.

“Value” Investing Risk.  Because of its “value” style of investing, the Fund could suffer losses or produce poor results relative to other funds, even in a rising market, if the Sub-Adviser’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong.

Depositary Receipt Risk.  ADRs are subject to the risks associated with investing directly in foreign securities. In addition, investments in ADRs may be less liquid than the underlying shares in their primary trading market.

Foreign Investment Risk.  The Fund’s investments in securities of foreign issuers, including ADRs, may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs.

Currency Risk.  As a result of the Fund’s investments in securities denominated in, and/or receiving revenue denominated in, foreign currencies, the Fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

Forward Commitment Risk.  When the Fund purchases a security in a forward commitment transaction, the Fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued as anticipated. Purchasing or selling securities on forward commitment basis also involves the risk that the counterparty may fail to deliver the security or cash on the settlement date.

Liquidity Risk.  The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

An investment in the Fund may be appropriate for investors who are willing to accept the risks and uncertainties of investing in common stocks in the hope of long-term growth of capital.

Performance Information

The bar chart and table below show the performance of the Fund both year-by-year and as an average over different periods of time. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare with those of a broad-based securities market index. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your variable contract. If it did, returns would be lower.

Best Quarter	Worst Quarter
24.07%	-22.52%
9/30/2009	9/30/2011

Average Annual Total Return (for Periods Ended December 31, 2013)
	1 Year	5 Years	Since Inception on August 25, 2008
SMID Cap Value Fund	38.00%	22.99%	13.00%
Russell 2500TM Value Index (reflects no deduction for fees, expenses or taxes)	33.32%	19.61%	10.79%

Investment Adviser

Independence Capital Management, Inc.

Investment Sub-Adviser

AllianceBernstein L.P.

Portfolio Managers

James MacGregor is currently the Chief Investment Officer and has served as a portfolio manager of the Fund since August 2008. Joseph Gerard Paul is currently a Senior Vice President of AllienceBernstein L.P., and has served as a portfolio manager of the Fund since August 2008. Andrew Weiner is currently a Senior Analyst of AllienceBernstein L.P., and has served as a portfolio manager of the Fund since August 2008.

Purchase and Sale of Fund Shares, Tax Information and Payments to Insurance Companies and Other Financial Intermediaries

For important information about the purchase and sale of Fund shares, tax information and payments to insurance companies and other financial intermediaries, please turn to the “Additional Fund Summary Information” section on page 137 of this prospectus.

FUND SUMMARY:  SMALL CAP GROWTH FUND

Investment Objective	The investment objective of the Small Cap Growth Fund (the “Fund”) is capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional fees and expenses will be applied at the variable contract level. Those fees and expenses are described in your variable contract prospectus. If the information below were to reflect the deduction of variable contract charges, fees and expenses would be higher.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	0.75%
Distribution (12b-1) Fees	None
Other Expenses	0.32%
Total Annual Fund Operating Expenses	1.07%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$109	$340	$590	$1,306

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 143% of the average value of its portfolio.

Principal Investment Strategy

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of small capitalization companies. For purposes of this policy, small capitalization companies have market capitalizations of less than $4 billion at the time of purchase. The small capitalization companies in which the Fund invests will be selected for their growth potential. The Fund’s investments in small capitalization companies may include micro-capitalization companies.

The Sub-Adviser applies a “bottom up” approach in choosing investments. In other words, the Sub-Adviser looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

Principal Risks of Investing

Market Risk.  Equity markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Fund will fluctuate, which means that you could lose money.

Equity Risk.  The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Small-Cap Securities Risk.  Historically, small-cap stocks have been riskier than large-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies.

“Growth” Investing Risk.  Growth stocks can be volatile for several reasons. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may be more expensive relative to their earnings or assets compared to value or other stocks.

IPOs Risk.  The Fund may purchase securities in IPOs, which are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile.

Liquidity Risk.  The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

An investment in the Fund may be appropriate for investors who are willing to accept the risks and uncertainties of investing in small cap growth companies in the hope of earning capital appreciation.

Performance Information

The bar chart and table below show the performance of the Fund both year-by-year and as an average over different periods of time. They represent the performance of the Fund’s previous managers for the period prior to May 1, 2013. Since May 1, 2013, Janus Capital Management LLC has been responsible for the Fund’s day-to-day portfolio management. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare with those of a broad-based securities market index. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your variable contract. If it did, returns would be lower.

Best Quarter	Worst Quarter
34.99%	-28.98%
6/30/2009	12/31/2008

Average Annual Total Return (for Periods Ended December 31, 2013)
	1 Year	5 Years	10 Years
Small Cap Growth Fund	37.60%	19.57%	4.22%
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	43.30%	22.58%	9.41%

Investment Adviser

Independence Capital Management, Inc.

Investment Sub-Adviser

Janus Capital Management LLC

Portfolio Manager

Jonathan D. Coleman, CFA, Head of Growth and Equity at Janus Capital Management LLC, has served as a portfolio manager of the Fund since May 2013.

Purchase and Sale of Fund Shares, Tax Information and Payments to Insurance Companies and Other Financial Intermediaries

For important information about the purchase and sale of Fund shares, tax information and payments to insurance companies and other financial intermediaries, please turn to the “Additional Fund Summary Information” section on page 137 of this prospectus.

FUND SUMMARY:  SMALL CAP VALUE FUND

Investment Objective	The investment objective of the Small Cap Value Fund (the “Fund”) is to seek capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional fees and expenses will be applied at the variable contract level. Those fees and expenses are described in your variable contract prospectus. If the information below were to reflect the deduction of variable contract charges, fees and expenses would be higher.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	0.72%
Distribution (12b-1) Fees	None
Other Expenses	0.28%
Acquired Fund Fees and Expenses	0.08%
Total Annual Fund Operating Expenses*	1.08%
Plus Recouped Fees**	0.01%
Total Annual Fund Operating Expenses Plus Recouped Fees	1.09%

*	The expense information in the table has been restated to reflect a decrease in the Fund’s Investment Advisory Fee.

**	The “Plus Recouped Fees” amount represents the Fund’s reimbursement of the Adviser and Penn Mutual for previously waived fees and/or expenses reimbursed by the Adviser and Penn Mutual. Penn Mutual and the Adviser have contractually agreed to waive a portion of their fees and/or reimburse expenses to the extent necessary to keep the Fund’s Total Annual Operating Expenses from exceeding 1.02% of average daily net assets (excluding nonrecurring account fees, fees on portfolio transactions, such as exchange fees, dividends and interest on securities sold short, acquired fund fees and expenses, service fees, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other non-routine expenses or extraordinary expenses not incurred in the ordinary course of the Fund’s business) through April 30, 2015. The agreement may be terminated prior to April 30, 2015 only by a majority vote of the Company’s Board of Directors for any reason and at any time. The Adviser and Penn Mutual are entitled to reimbursement by the Fund of fees waived or expenses reimbursed by the Adviser and Penn Mutual during any of the preceding three fiscal years if on any day or month the estimated annualized fund operating expenses are less than the expense limit.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$111	$344	$596	$1,318

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 59% of the average value of its portfolio.

Principal Investment Strategy

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a diversified portfolio of equity investments in small-cap issuers with public stock market capitalizations (based upon shares available for trading on an unrestricted basis) within the range of the market capitalization of companies constituting the Russell 2000® Value Index at the time of investment (as of December 31, 2013, this range was between $4.35 million and $4.88 billion). If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities. Because the Fund’s definition of small-cap issuers is dynamic, the lower and upper limits on market capitalization will change with the markets. The Fund’s investments in small capitalization companies may include micro-capitalization companies and “unseasoned companies,” which are companies that (together with their predecessors) have operated for less than three years. The Russell 2000® Value Index measures the performance of those Russell 2000 companies with lower price to book ratio and lower forecasted growth values. Through fundamental proprietary research the Fund will attempt to take advantage of what the Sub-Adviser believes to be well-positioned cash generating businesses run by shareholder-orientated managements. The Sub-Adviser will seek to buy these companies opportunistically at a price low enough to provide a healthy margin of safety. Under normal circumstances, the Fund’s investment horizons for ownership of stocks will be two to three years.

Although the Fund will invest primarily in publicly traded U.S. securities, it may invest up to 15% of its net assets in foreign securities, including securities of issuers in emerging countries and securities quoted in foreign currencies. The Fund may, but is not required to, undertake hedging activities and may invest in certain instruments, such as forward currency exchange contracts, and may use certain techniques to hedge currency risks associated with the purchase of individual securities denominated in a foreign currency. The Fund may invest in the aggregate up to 20% of its net assets plus any borrowings for investment purposes in companies with public stock market capitalizations outside the range of companies constituting the Russell 2000® Value Index at the time of investment.

Principal Risks of Investing

Market Risk.  Equity markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Fund will fluctuate, which means that you could lose money.

Equity Risk.  The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Small-Cap Securities Risk.  Historically, small-cap stocks have been riskier than large-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies.

Micro-Cap Securities Risk.  Micro-cap companies are followed by relatively few securities analysts and there tends to be less information about them. Their securities generally have limited trading volumes and are subject to even more abrupt, erratic price movements than small cap companies.

“Value” Investing Risk.  Because of its “value” style of investing, the Fund could suffer losses or produce poor results relative to other funds, even in a rising market, if the Sub-Adviser’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong.

Unseasoned Company Risk.  Unseasoned companies do not have an established financial history, and securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with an established operating record.

Foreign Investment Risk.  The Fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs.

Currency Risk.  As a result of the Fund’s investments in securities denominated in, and/or receiving revenue denominated in, foreign currencies, the Fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

Emerging Markets Risk.  Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Such countries often have less uniformity in accounting and reporting requirements, unreliable securities valuation and greater risk associated with the custody of securities. As a result, there will tend to be an increased risk of price volatility associated with the Fund’s investments in emerging market countries.

Investment Style Risk.  The Fund is subject to the risk that its principal market segment, small capitalization companies, may underperform compared to other market segments or the equity markets as a whole.

Other Investment Company Risk.  The Fund may invest in shares of other investment companies. When the Fund invests in shares of another investment company, the Fund indirectly pays a portion of the fees and expenses incurred by the underlying investment company. Accordingly, shareholders of the Fund will bear fees and expenses of both the Fund and, indirectly, any underlying investment companies invested in by the Fund.

Derivatives Risk.  The Fund’s use of forwards is subject to market risk, leverage risk, correlation risk, liquidity risk, credit risk and valuation risk. Liquidity risk is described below. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Leverage risk is the risk that the use of leverage can amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is the risk that the counterparty to a derivatives contract will default or otherwise become unable to honor a financial obligation. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the Fund to lose more than the principal amount invested.

Liquidity Risk.  The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

An investment in the Fund may be appropriate for investors who are willing to accept the risks and uncertainties of investing in small-cap stocks in the hope of earning above-average capital appreciation.

Performance Information

The bar chart and table below show the performance of the Fund both year-by-year and as an average over different periods of time. They represent the performance of the Fund’s previous managers for the period prior to August 1, 2004. Since August 1, 2004, Goldman Sachs Asset Management, L.P. has been responsible for the Fund’s day-to-day portfolio management. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare with those of a broad-based securities market index. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your variable contract. If it did, returns would be lower.

Best Quarter	Worst Quarter
19.74%	-25.20%
9/30/2009	12/31/2008

Average Annual Total Return (for Periods Ended December 31, 2013)
	1 Year	5 Years	10 Years
Small Cap Value Fund	38.93%	21.23%	9.71%
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	34.52%	17.64%	8.61%

Investment Adviser

Independence Capital Management, Inc.

Investment Sub-Adviser

Goldman Sachs Asset Management, L.P.

Portfolio Managers

Sally Pope Davis, Managing Director of Goldman, has served as portfolio manager of the Fund since January 2006. Robert Crystal, Managing Director of Goldman, has served as portfolio manager of the Fund since March 2006. Sean A. Butkus, Vice President of Goldman, has served as portfolio manager of the Fund since February 2012.

Purchase and Sale of Fund Shares, Tax Information and Payments to Insurance Companies and Other Financial Intermediaries

For important information about the purchase and sale of Fund shares, tax information and payments to insurance companies and other financial intermediaries, please turn to the “Additional Fund Summary Information” section on page 137 of this prospectus.

FUND SUMMARY:  SMALL CAP INDEX FUND

Investment Objective	The investment objective of the Small Cap Index Fund (the “Fund”) is to seek to replicate the returns and characteristics of a small cap index.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional fees and expenses will be applied at the variable contract level. Those fees and expenses are described in your variable contract prospectus. If the information below were to reflect the deduction of variable contract charges, fees and expenses would be higher.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	0.30%
Distribution (12b-1) Fees	None
Other Expenses	0.41%
Acquired Fund Fees and Expenses	0.10%
Total Annual Fund Operating Expenses	0.81%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$83	$259	$450	$1,002

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.

Principal Investment Strategy

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities listed in the Russell 2000® Index (the “Index”). Under normal circumstances, however, the Fund intends to invest substantially all of its assets in securities of companies included in the Index and close substitutes (such as index futures contracts or other investment companies) that are designed to track the Index. The Index measures the performance of the 2,000 smallest companies (based on total market capitalization) in the Russell 3000® Index. The Fund may concentrate (invest 25% or more of the value of its assets) in the securities of issuers having their principal business activities in the same industry if the Index is also concentrated in such industry. The Fund’s investments in small capitalization companies may include micro-capitalization companies. The Fund is not sponsored, endorsed, sold or promoted by Russell Investments.

The Sub-Adviser does not manage the Fund according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Sub-Adviser utilizes a “passive” investment approach, attempting to replicate the investment performance of its benchmark Index through automated statistical analytic procedures.

The Sub-Adviser seeks to replicate the returns of the Index by investing in the securities of the Index in approximately their Index weight. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Index in proportions expected to replicate generally the performance of the Index as a whole. In addition, from time to time, stocks are added to or removed from the Index. The Fund may sell stocks that are represented in the Index, or purchase stocks that are not yet represented in the Index, in anticipation of their removal from or addition to the Index.

The Sub-Adviser may at times purchase or sell futures contracts in lieu of investment directly in the stocks making up the Index. The Sub-Adviser might do so, for example, in order to increase the Fund’s investment exposure pending investment of cash in the stocks comprising the Index. Alternatively, the Sub-Adviser might use futures to reduce its investment exposure to the Index in situations where it intends to sell a portion of the stocks in the Fund’s portfolio but the sale has not yet been completed.

Principal Risks of Investing

Market Risk.  Equity markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Fund will fluctuate, which means that you could lose money.

Equity Risk.  The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Small-Cap Securities Risk.  Historically, small-cap stocks have been riskier than large-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies.

Micro-Cap Securities Risk.  Micro-cap companies are followed by relatively few securities analysts and there tends to be less information about them. Their securities generally have limited trading volumes and are subject to even more abrupt, erratic price movements than small cap companies.

Passive Investment Risk:  The Fund is not actively managed and instead seeks to track the performance of its benchmark index. As such, the Fund may hold shares of an equity security regardless of the current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares is otherwise required upon a rebalancing of the Index. This may cause the Fund’s return to be lower than if it were actively managed.

Investment Style Risk.  In addition, the Fund is subject to the risk that its principal market segment, small capitalization companies, may underperform compared to other market segments or the equity markets as a whole.

Other Investment Company Risk.  The Fund may invest in shares of other investment companies. When the Fund invests in shares of another investment company, the Fund indirectly pays a portion of the fees and expenses incurred by the underlying investment company. Accordingly, shareholders of the Fund will bear fees and expenses of both the Fund and, indirectly, any underlying investment companies invested in by the Fund.

Tracking Error Risk.  As an index fund, the Fund seeks to track the performance of its benchmark index, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.

Sampling Risk.  The Fund may not fully replicate its benchmark index and may hold securities not included in the Index. As a result, the Fund is subject to the risk that the Sub-Adviser’s investment strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Because the Fund may utilize a sampling approach, it may be subject to an increased risk of tracking error.

Concentration Risk.  To the extent the Fund concentrates its investments in issuers doing business in the same industry, the Fund will increase its investment exposure to the risks of that industry and will be subject to greater volatility.

Derivatives Risk.  The Fund’s use of futures is subject to market risk, leverage risk, correlation risk and liquidity risk. Liquidity risk is described below. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Leverage risk is the risk that the use of leverage can amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the Fund to lose more than the principal amount invested.

Liquidity Risk.  The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

An investment in the Fund may be appropriate for investors who are willing to accept the risks and uncertainties of investing in small cap common stocks in the hope of achieving returns similar to that of the Index.

Performance Information

The bar chart and table below show the performance of the Fund both year-by-year and as an average over different periods of time. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare with those of a broad-based securities market index. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your variable contract. If it did, returns would be lower.

Best Quarter	Worst Quarter
20.47%	-21.94%
6/30/2009	9/30/2011

Average Annual Total Return (for Periods Ended December 31, 2013)
	1 Year	5 Years	Since Inception on August 25, 2008
Small Cap Index Fund	38.13%	19.39%	10.40%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	38.82%	20.08%	10.45%

Investment Adviser

Independence Capital Management, Inc.

Investment Sub-Adviser

SSgA Funds Management, Inc.

Portfolio Managers

Lynn Blake is an Executive Vice President of SSgA Funds Management, Inc. John Tucker is a Senior Managing Director of SSgA Funds Management, Inc. Ms. Blake and Mr. Tucker have served as portfolio managers of the Fund since August 2008.

Purchase and Sale of Fund Shares, Tax Information and Payments to Insurance Companies and Other Financial Intermediaries

For important information about the purchase and sale of Fund shares, tax information and payments to insurance companies and other financial intermediaries, please turn to the “Additional Fund Summary Information” section on page 137 of this prospectus.

FUND SUMMARY:  DEVELOPED INTERNATIONAL INDEX FUND

Investment Objective	The investment objective of the Developed International Index Fund (the “Fund”) is to seek to replicate the returns and characteristics of an international index composed of securities from developed countries.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional fees and expenses will be applied at the variable contract level. Those fees and expenses are described in your variable contract prospectus. If the information below were to reflect the deduction of variable contract charges, fees and expenses would be higher.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	0.30%
Distribution (12b-1) Fees	None
Other Expenses	0.51%
Total Annual Fund Operating Expenses*	0.81%

*	The expense information in the table has been restated to reflect a reduction of certain Other Expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$83	$259	$450	$1,002

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 9% of the average value of its portfolio.

Principal Investment Strategy

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities listed in the MSCI® Europe, Australasia, Far East (MSCI EAFE) Index (the “Index”). Under normal circumstances, however, the Fund intends to invest substantially all of its assets in securities of companies included in the Index (including ADRs and GDRs) and close substitutes (such as index futures contracts) that are designed to track the Index. The Index is an arithmetic, market value-weighted average of the performance of approximately 1,000 securities primarily from Europe, Australia, Asia and the Far East. The Fund may concentrate (invest 25% or more of the value of its assets) in the securities of issuers having their principal business activities in the same industry if the Index is also concentrated in such industry. The Fund is not sponsored, endorsed, sold or promoted by MSCI Inc.

The Sub-Adviser does not manage the Fund according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Sub-Adviser utilizes a “passive” investment approach, attempting to replicate the investment performance of its benchmark Index through automated statistical analytic procedures.

The Sub-Adviser seeks to replicate the returns of the Index by investing in the securities of the Index in approximately their Index weight. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Index in proportions expected to replicate generally the performance of the Index as a whole. In addition, from time to time, stocks are added to or removed from the Index. The Fund may sell stocks that are represented in the Index, or purchase stocks that are not yet represented in the Index, in anticipation of their removal from or addition to the Index.

The Sub-Adviser may at times purchase or sell futures contracts in lieu of investment directly in the stocks making up the Index. The Sub-Adviser might do so, for example, in order to increase the Fund’s investment exposure pending investment of cash in the stocks comprising the Index. Alternatively, the Sub-Adviser might use futures to reduce its investment exposure to the Index in situations where it intends to sell a portion of the stocks in the Fund’s portfolio but the sale has not yet been completed. The Sub-Adviser may also enter into forward foreign currency exchange contracts in an attempt to match the Index’s currency exposures.

Principal Risks of Investing

Market Risk.  Equity markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Fund will fluctuate, which means that you could lose money.

Equity Risk.  The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Passive Investment Risk:  The Fund is not actively managed and instead seeks to track the performance of its benchmark index. As such, the Fund may hold shares of an equity security regardless of the current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares is otherwise required upon a rebalancing of the Index. This may cause the Fund’s return to be lower than if it were actively managed.

Tracking Error Risk.  As an index fund, the Fund seeks to track the performance of its benchmark index, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.

Sampling Risk.  The Fund may not fully replicate its benchmark index and may hold securities not included in the Index. As a result, the Fund is subject to the risk that the Sub-Adviser’s investment strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Because the Fund may utilize a sampling approach, it may be subject to an increased risk of tracking error.

Depositary Receipt Risk.  ADRs and GDRs are subject to the risks associated with investing directly in foreign securities. In addition, investments in ADRs and GDRs may be less liquid than the underlying shares in their primary trading market and GDRs, many of which are issued by companies in emerging markets, may be more volatile.

Foreign Investment Risk.  The Fund’s investments in securities of foreign issuers, including ADRs and GDRs, may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs.

Currency Risk.  As a result of the Fund’s investments in securities denominated in, and/or receiving revenue denominated in, foreign currencies, the Fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

Concentration Risk.  To the extent the Fund concentrates its investments in issuers doing business in the same industry, the Fund will increase its investment exposure to the risks of that industry and will be subject to greater volatility.

Investment Style Risk.  The Fund is subject to the risk that its principal market segment, securities of companies located in developed international countries, may underperform compared to other market segments or the equity markets as a whole.

Derivatives Risk.  The Fund’s use of futures and forwards is subject to market risk, leverage risk, correlation risk and liquidity risk. Liquidity risk is described below. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Leverage risk is the risk that the use of leverage can amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The Fund’s use of forwards is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is the risk that the counterparty to a derivatives contract will default or otherwise become unable to honor a financial obligation. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the Fund to lose more than the principal amount invested.

Liquidity Risk.  The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

An investment in the Fund may be appropriate for investors who are willing to accept the risks and uncertainties of investing in international securities in the hope of achieving returns similar to that of the Index.

Performance Information

The bar chart and table below show the performance of the Fund both year-by-year and as an average over different periods of time. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare with those of a broad-based securities market index. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your variable contract. If it did, returns would be lower.

Best Quarter	Worst Quarter
25.12%	-20.12%
6/30/2009	9/30/2011

Average Annual Total Return (for Periods Ended December 31, 2013)
	1 Year	5 Years	Since Inception on August 25, 2008
Developed International Index Fund	21.08%	11.54%	4.01%
MSCI EAFE Index (reflects no deduction for expenses and taxes and is gross of withholding taxes on foreign dividends)	23.29%	12.96%	4.78%

Investment Adviser

Independence Capital Management, Inc.

Investment Sub-Adviser

SSgA Funds Management, Inc.

Portfolio Managers

Lynn Blake is an Executive Vice President of SSgA Funds Management, Inc. John Tucker is a Senior Managing Director of SSgA Funds Management, Inc. Ms. Blake and Mr. Tucker have served as portfolio managers of the Fund since August 2008.

Purchase and Sale of Fund Shares, Tax Information and Payments to Insurance Companies and Other Financial Intermediaries

For important information about the purchase and sale of Fund shares, tax information and payments to insurance companies and other financial intermediaries, please turn to the “Additional Fund Summary Information” section on page 137 of this prospectus.

FUND SUMMARY:  INTERNATIONAL EQUITY FUND

Investment Objective	The investment objective of the International Equity Fund (the “Fund”) is to achieve capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional fees and expenses will be applied at the variable contract level. Those fees and expenses are described in your variable contract prospectus. If the information below were to reflect the deduction of variable contract charges, fees and expenses would be higher.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	0.85%
Distribution (12b-1) Fees	None
Other Expenses	0.30%
Total Annual Fund Operating Expenses*	1.15%

*	The expense information in the table has been restated to reflect an increase in the Fund’s Investment Advisory Fee approved by Fund shareholders on February 13, 2014 and a reduction of certain Other Expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$117	$365	$633	$1,398

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 34% of the average value of its portfolio.

Principal Investment Strategy

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, such as common stocks, preferred stocks, convertible bonds, and warrants. The Fund will invest primarily in companies operating in the countries in Europe and the Pacific Basin. The countries include the eleven Euro-zone countries (France, Germany, Italy, Spain, Portugal, Finland, Ireland, Belgium, the Netherlands, Luxembourg and Austria), the United Kingdom, Denmark, Sweden, Switzerland, Norway, Japan, Hong Kong, Australia, New Zealand and Singapore. The Sub-Adviser employs bottom-up stock and business analysis to identify high-quality growth companies. Typically, these companies tend to be well managed with the following attributes: consistent operating histories and financial performance; favorable long-term economic prospects; free cash flow generation; and competent management that can be counted on to use cash flow wisely, and channel the reward from the business back to its shareholders. The Sub-Adviser’s goal is to construct a portfolio of high-quality growth companies in the developed markets of Europe and the Pacific

Basin. With approximately 50-70 stocks, the Fund seeks to be well diversified and will have investments in at least 10 countries and 5 sectors at all times. The Fund may invest in securities of companies in emerging and developing markets. The Fund may, but is not required to, undertake hedging activities and may invest in certain instruments, such as forward currency exchange contracts, and may use certain techniques to hedge currency risks associated with the purchase of individual securities denominated in a foreign currency.

Principal Risks of Investing

Market Risk.  Equity markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Fund will fluctuate, which means that you could lose money.

Equity Risk.  The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Foreign Investment Risk.  The Fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs.

Emerging Markets Risk.  Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Such countries often have less uniformity in accounting and reporting requirements, unreliable securities valuation and greater risk associated with the custody of securities. As a result, there will tend to be an increased risk of price volatility associated with the Fund’s investments in emerging market countries.

Currency Risk.  As a result of the Fund’s investments in securities denominated in, and/or receiving revenue denominated in, foreign currencies, the Fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

Investment Style Risk.  The Fund is subject to the risk that its principal market segment, international equity securities, may underperform compared to other market segments or the equity markets as a whole.

Convertible Securities Risk.  The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increasing as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature. Convertible securities may also be subject to prepayment risk similar to fixed income securities.

Preferred Stock Risk.  Preferred stocks are sensitive to interest rate changes, and are also subject to equity market risk, which is the risk that stock prices will fluctuate and can decline and reduce the value of the Fund’s investment. The rights of preferred stocks on the distribution of a corporation’s assets in the event of a liquidation are generally subordinate to the rights associated with a corporation’s debt securities. Preferred stock may also be subject to prepayment risk similar to fixed income securities.

Warrant Risk.  Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.

Derivatives Risk.  The Fund’s use of forwards is subject to market risk, leverage risk, correlation risk, liquidity risk, credit risk and valuation risk. Liquidity risk is described below. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Leverage risk is the risk that the use of leverage can amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is the risk that the counterparty to a derivatives contract will default or otherwise become unable to honor a financial obligation. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the Fund to lose more than the principal amount invested.

Liquidity Risk.  The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

An investment in the Fund may be appropriate for investors who are willing to accept the risks and uncertainties of international investing in the hope of realizing capital appreciation while diversifying their investment portfolio.

Performance Information

The bar chart and table below show the performance of the Fund both year-by-year and as an average over different periods of time. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare with those of a broad-based securities market index. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your variable contract. If it did, returns would be lower.

Best Quarter	Worst Quarter
20.28%	-19.10%
12/31/2004	9/30/2008

Average Annual Total Return (for Periods Ended December 31, 2013)
	1 Year	5 Years	10 Years
International Equity Fund	5.97%	11.85%	9.34%
MSCI EAFE Index (reflects no deduction for expenses and taxes and is gross of withholding taxes on foreign dividends)	23.29%	12.96%	7.39%

Investment Adviser

Independence Capital Management, Inc.

Investment Sub-Adviser

Vontobel Asset Management, Inc.

Portfolio Manager

Rajiv Jain, Managing Director of Vontobel, has served as the portfolio manager of the Fund since February 2002.

Purchase and Sale of Fund Shares, Tax Information and Payments to Insurance Companies and Other Financial Intermediaries

For important information about the purchase and sale of Fund shares, tax information and payments to insurance companies and other financial intermediaries, please turn to the “Additional Fund Summary Information” section on page 137 of this prospectus.

FUND SUMMARY:  EMERGING MARKETS EQUITY FUND

Investment Objective	The investment objective of the Emerging Markets Equity Fund (the “Fund”) is to seek to achieve capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional fees and expenses will be applied at the variable contract level. Those fees and expenses are described in your variable contract prospectus. If the information below were to reflect the deduction of variable contract charges, fees and expenses would be higher.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	1.18%
Distribution (12b-1) Fees	None
Other Expenses	0.50%
Total Annual Fund Operating Expenses*	1.68%

*	The expense information in the table has been restated to reflect a reduction of certain Other Expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$171	$530	$913	$1,987

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 48% of the average value of its portfolio.

Principal Investment Strategy

Under normal circumstances, the Fund invests at least 80% of its total assets in equity securities located in emerging market countries. For this Fund, an issuer is considered to be located in an emerging market country if, at the time of investment: (i) its principal securities trading market is in an emerging market country, (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from goods produced, sales made or services performed in emerging market countries, or (iii) it is organized under the laws of, or has a principal office in, an emerging market country. By applying this test, it is possible that a particular issuer could be deemed to be from more than one emerging market country. The Sub-Adviser will base determinations as to a company’s eligibility on publicly available information and inquiries made to the company.

The Sub-Adviser considers emerging market countries to be countries that major international financial institutions, such as the World Bank, or the Fund’s benchmark index generally consider to be less economically mature than developed nations such as the United States or most nations in Western Europe. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. Allocation of the Fund’s investments will depend upon the relative attractiveness of emerging countries and particular issuers. There are no prescribed limits on the geographic distribution of the Fund’s investments.

Currently, investing in issuers in many emerging countries is not feasible or may involve unacceptable political risks. The Fund emphasizes investment in those emerging countries whose economies are developing strongly and whose markets are becoming more sophisticated.

The Sub-Adviser seeks to maximize returns by investing in growth-oriented equity securities of emerging country issuers. The Sub-Adviser combines top-down country criteria to allocate the Fund’s assets among countries (based on relative economic, political and social fundamentals, stock valuations, and investor sentiment) with bottom-up fundamental analysis of issuers (seeking to identify issuers with strong earnings growth potential). Portfolio securities are typically sold when any one or more of these assessments materially changes. The Sub-Adviser attempts to manage the overall risk of its investments through its emphasis on thorough macroeconomic and fundamental research.

The Fund invests primarily in equity securities, including common stocks and convertible securities. The Fund may invest in securities of micro-, small- and medium-capitalization companies. The Fund may invest in derivative instruments, principally futures, options, swaps and forward foreign currency exchange contracts. The Fund principally uses these derivative instruments for hedging, risk management, portfolio management and to earn income. The Fund may purchase securities of other investment companies. The Fund may invest up to 20% of its total assets in debt securities, including up to 5% of its total assets in non-investment grade debt securities (commonly known as “junk bonds”). The Fund may invest up to 10% of its total assets in foreign real estate companies.

The Fund may buy and sell portfolio securities actively. If it does, its portfolio turnover rate and transaction costs will rise, which may lower Fund performance.

Principal Risks of Investing

Market Risk.  Equity markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Fund will fluctuate, which means that you could lose money.

Equity Risk.  The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Foreign Investment Risk.  The Fund’s investments in securities of foreign issuers, including depositary receipts, may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs.

Convertible Securities Risk.  The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increasing as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature. Convertible securities may also be subject to prepayment risk similar to fixed income securities.

Emerging Markets Risk.  Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Such countries often have less uniformity in accounting and reporting requirements, unreliable securities valuation and greater risk associated with the custody of securities. As a result, there will tend to be an increased risk of price volatility associated with the Fund’s investments in emerging market countries.

Currency Risk.  As a result of the Fund’s investments in securities denominated in, and/or receiving revenue denominated in, foreign currencies, the Fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

Investment Style Risk.  The Fund is subject to the risk that its principal market segment, equity securities of emerging market companies, may underperform compared to other market segments or the equity markets as a whole.

Small- and Mid-Cap Securities Risk.  Historically, small- and mid-cap stocks have been riskier than large-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small- and mid-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies.

Micro-Cap Securities Risk.  Micro-cap companies are followed by relatively few securities analysts and there tends to be less information about them. Their securities generally have limited trading volumes and are subject to even more abrupt, erratic price movements than small cap companies.

Other Investment Company Risk.  The Fund may invest in shares of other investment companies. When the Fund invests in shares of another investment company, the Fund indirectly pays a portion of the fees and expenses incurred by the underlying investment company. Accordingly, shareholders of the Fund will bear fees and expenses of both the Fund and, indirectly, any underlying investment companies invested in by the Fund.

Corporate Debt Securities Risk.  Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity.

Interest Rate Risk.  The risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates.

Credit Risk.  The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

High Yield Bond Risk.  Investing in fixed income securities rated below investment grade (high yield or junk bonds) involves additional risks, including credit risk. High yield bonds are considered speculative with respect to their issuers’ ability to make timely payments or otherwise honor its obligations.

Prepayment and Extension Risk.  Fixed income securities may be paid off earlier or later than expected. Either situation could cause the Fund to hold securities paying lower-than-market rates of interest, which could hurt the Fund’s yield or share price.

U.S. Government Securities Risk.  Some of the U.S. government securities that the Fund invests in are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Also, any government guarantees on securities the Fund owns do not extend to shares of the Fund.

Derivatives Risk.  The Fund’s use of futures, forwards, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Liquidity risk is described below. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Leverage risk is the risk that the use of leverage can amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The Fund’s use of forwards and swap agreements is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is described above. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the Fund to lose more than the principal amount invested.

Foreign Real Estate Company Risk.  Investing in foreign real estate companies makes the Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general. In addition, foreign real estate companies depend upon specialized management skills, may not be diversified, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets. Foreign real estate companies have their own expenses, and the Fund will bear a proportionate share of those expenses.

Portfolio Turnover Risk.  The Fund may buy and sell portfolio securities actively, which may result in increased transaction costs and lower Fund performance.

Liquidity Risk.  The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

An investment in the Fund may be appropriate for investors who are willing to accept the risks and uncertainties of investing in emerging market equity securities in the hope of achieving capital appreciation.

Performance Information

The bar chart and table below show the performance of the Fund both year-by-year and as an average over different periods of time. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare with those of a broad-based securities market index. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your variable contract. If it did, returns would be lower.

Best Quarter	Worst Quarter
34.74%	-19.38%
6/30/2009	9/30/2011

Average Annual Total Return (for Periods Ended December 31, 2013)
	1 Year	5 Years	Since Inception on August 25, 2008
Emerging Markets Equity Fund	-1.13%	13.74%	2.56%
MSCI Emerging Markets Index (reflects no deduction for expenses and taxes and is gross of withholding taxes on foreign dividends)	-2.27%	15.15%	3.63%

Investment Adviser

Independence Capital Management, Inc.

Investment Sub-Adviser

Morgan Stanley Investment Management, Inc. (“MSIM Inc.”)

Portfolio Managers

Ruchir Sharma, a Managing Director of MSIM Inc., has served as a portfolio manager of the Fund since August 2008. Paul Psaila, a Managing Director of MSIM Inc., has served as a portfolio manager of the Fund since its inception in August 2008. Eric Carlson, a Managing Director of MSIM Inc., has served as a portfolio manager of the Fund since its inception in August 2008. Ana Cristina Piedrahita, an Executive Director of Morgan Stanley Investment Management Limited, an affiliate of MSIM Inc., has served as a portfolio manager of the Fund since its inception in August 2008. Gaite Ali, a Managing Director of MSIM Inc., has served as a portfolio manager of the Fund since April 2013. Munib Madni, a Managing Director of Morgan Stanley Investment Management Company, an affiliate of MSIM Inc., has served as a portfolio manager of the Fund since May 2012. Samual Rhee, a Managing Director of Morgan Stanley Investment Management Company, an affiliate of MSIM, Inc., has served as a portfolio manager of the Fund since May 2012.

Purchase and Sale of Fund Shares, Tax Information and Payments to Insurance Companies and Other Financial Intermediaries

For important information about the purchase and sale of Fund shares, tax information and payments to insurance companies and other financial intermediaries, please turn to the “Additional Fund Summary Information” section on page 137 of this prospectus.

FUND SUMMARY:  REAL ESTATE SECURITIES FUND

Investment Objective	The investment objective of the Real Estate Securities Fund (the “Fund”) is to achieve a high total return consistent with reasonable investment risks.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional fees and expenses will be applied at the variable contract level. Those fees and expenses are described in your variable contract prospectus. If the information below were to reflect the deduction of variable contract charges, fees and expenses would be higher.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	0.70%
Distribution (12b-1) Fees	None
Other Expenses	0.29%
Total Annual Fund Operating Expenses	0.99%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$101	$315	$547	$1,213

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 69% of the average value of its portfolio.

Principal Investment Strategy

Under normal circumstances, the Fund invests at least 80%, and normally substantially all, of its net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equity securities issued by real estate companies, including real estate investment trusts (“REITs”). The Fund considers companies real estate companies if such companies (i) derive at least 50% of their revenues from the ownership, construction, financing, management or sale of commercial, industrial, or residential real estate; or (ii) have at least 50% of their assets in such real estate. REITs are companies that own interests in real estate or in real estate related loans or other interests, and their revenue primarily consists of rent derived from owned, income producing real estate properties and capital gains from the sale of such properties. A REIT in the U.S. is generally not taxed on income distributed to shareholders so long as it meets certain tax related requirements, including the requirement that it distribute substantially all of its taxable income to its shareholders. REIT-like entities are organized outside of the U.S. and have operations and receive foreign tax treatment similar to that of U.S. REITs. The Fund retains the ability to invest in real estate companies of any market capitalization. The Fund may invest up to 25% of its total assets in securities of foreign issuers which meet the same criteria for investment as domestic companies, or sponsored and unsponsored depositary receipts for such securities. In managing the Fund’s portfolio, the Sub-Adviser adheres to an integrated, bottom-up, relative value investment process.

The Fund may buy and sell portfolio securities actively. If it does, its portfolio turnover rate and transaction costs will rise, which may lower Fund performance.

Principal Risks of Investing

Market Risk.  Equity markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Fund will fluctuate, which means that you could lose money.

Equity Risk.  The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Real Estate Securities Risk.  The Fund has a policy of concentrating its investments in real estate companies, including REITs. As such, the Fund is subject to risks associated with the direct ownership of real estate securities and an investment in the Fund will be closely linked to the performance of the real estate markets. These risks include, among others, declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds or other limits to accessing the credit or capital markets; defaults by borrowers or tenants, particularly during an economic downturn; and changes in interest rates. Any geographic concentration of the Fund’s real estate related investments could result in the Fund being subject to the above risks to a greater degree.

REITs Risk.  The Fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate, which are described above. REITs are also subject to certain additional risks. For example, REITs are dependent upon specialized management skills and cash flows, and may not be diversified having their investments in relatively few properties, a small geographic area or a single property type. Failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the Fund. Various factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments. In addition, REITs have their own expenses, and the Fund will bear a proportionate share of those expenses.

Concentration Risk.  The Fund’s investments will be concentrated in securities issued by real estate companies, which means compared to a non-concentrated fund, it invests a higher percentage of its assets in the real estate sector of the market. As a result, the economic, political and regulatory developments in that sector have a greater impact on the Fund’s net asset value and will cause its shares to fluctuate more than if the Fund did not concentrate its investments.

Small- and Mid-Cap Securities Risk.  Historically, small- and mid-cap stocks have been riskier than large-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small- and mid-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies.

Foreign Investment Risk.  The Fund’s investments in securities of foreign issuers, including depositary receipts, may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs.

Currency Risk.  As a result of the Fund’s investments in securities denominated in, and/or receiving revenue denominated in, foreign currencies, the Fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

Investment Style Risk.  The Fund is subject to the risk that its principal market segment, equity securities of real estate companies, may underperform compared to other market segments or the equity markets as a whole.

Portfolio Turnover Risk.  The Fund may buy and sell portfolio securities actively, which may result in increased transaction costs and lower Fund performance.

Liquidity Risk.  The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

An investment in the Fund may be appropriate for investors who are willing to accept the risks and uncertainties of real estate and real estate related investing in the hope of realizing capital appreciation while diversifying their investment portfolio.

Performance Information

The bar chart and table below show the performance of the Fund both year-by-year and as an average over different periods of time. They represent the performance of the Fund’s previous manager for the period prior to May 1, 2011. Since May 1, 2011, Cohen & Steers Capital Management, Inc. has been responsible for the Fund’s day-to-day portfolio management. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare with those of a broad-based securities market index. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your variable contract. If it did, returns would be lower.

Best Quarter	Worst Quarter
30.58%	-40.76%
9/30/2009	12/31/2008

Average Annual Total Return (for Periods Ended December 31, 2013)
	1 Year	5 Years	10 Years
Real Estate Securities Fund	3.13%	15.19%	7.42%
FTSE NAREIT Equity REIT Index (reflects no deduction for fees, expenses or taxes)	2.47%	16.50%	8.42%

Investment Adviser

Independence Capital Management, Inc.

Investment Sub-Adviser

Cohen & Steers Capital Management, Inc.

Portfolio Managers

Joseph M. Harvey is President and Chief Investment Officer of Cohen & Steers and has been a portfolio manager of the Fund since May 2011.

Jon Cheigh is an Executive Vice President of Cohen & Steers and has been a portfolio manager of the Fund since May 2011.

Thomas Bohjalian, CFA, is an Executive Vice President of Cohen & Steers and has been a portfolio manager of the Fund since June 2012.

Jason Yablon is a Senior Vice President of Cohen & Steers, Inc., the parent company of Cohen & Steers, and has been a portfolio manager of the Fund since May 1, 2013.

Purchase and Sale of Fund Shares, Tax Information and Payments to Insurance Companies and Other Financial Intermediaries

For important information about the purchase and sale of Fund shares, tax information and payments to insurance companies and other financial intermediaries, please turn to the “Additional Fund Summary Information” section on page 137 of this prospectus.

FUND SUMMARY:  AGGRESSIVE ALLOCATION FUND

Investment Objective	The investment objective of the Aggressive Allocation Fund (the “Fund”) is to seek to achieve long-term capital growth consistent with its asset allocation strategy.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional fees and expenses will be applied at the variable contract level. Those fees and expenses are described in your variable contract prospectus. If the information below were to reflect the deduction of variable contract charges, fees and expenses would be higher.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	0.12%
Distribution (12b-1) Fees	None
Other Expenses	0.23%
Acquired Fund Fees and Expenses	0.98%
Total Annual Fund Operating Expenses*	1.33%

*	The expense information in the table has been restated to reflect an increase in the Fund’s Investment Advisory Fee approved by Fund shareholders on February 13, 2014.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$135	$421	$729	$1,601

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.

Principal Investment Strategy

The Fund seeks to achieve its investment objective by using a “fund-of-funds” strategy. Accordingly, the Fund invests in a combination of other Penn Series Funds (each, an “underlying fund” and, collectively, the “underlying funds”) in accordance with its target asset allocations. These underlying funds invest their assets directly in equity, fixed income, money market and other securities in accordance with their own investment objectives and policies. The underlying funds are managed using both indexed and active management strategies.

The Fund has its own distinct target portfolio allocation and is designed to accommodate specific investment goals and risk tolerances. Through its investments in the underlying funds, the Fund’s target allocation is intended to allocate the Fund’s assets among various asset classes, such as equity securities, fixed income securities and money market securities. The portfolio of the Fund is more heavily allocated to stocks, and reflects an aggressive approach.

In determining the asset allocation of the Fund, the Adviser will rely on the experience of its investment personnel and its evaluation of the overall financial markets, including, but not limited to, information about the economy, interest rates, and the long-term absolute and relative returns of various asset classes. Consideration will also be given to the investment styles of the managers of the underlying funds and their historic patterns of performance relative to their asset class and to other underlying funds. Periodic changes in allocations among the underlying funds will be based on information about the financial markets, changes within particular underlying funds, or the introduction of new Penn Series Funds that would, in the Adviser’s opinion, enhance the return potential of the Fund. These changes will be implemented as necessary, recognizing that these decisions tend to be long-term in nature, based on information about the financial markets and on the Fund’s investment objective.

The following chart shows the Fund’s target asset allocation among the various asset classes. The Adviser may permit modest deviations from the target asset allocations listed below. Accordingly, the Fund’s actual allocations may differ from this illustration.

Asset Class	Target Asset Allocation
Equity Funds	85% - 100%
Fixed Income and Money Market Funds	0% - 15%

The Adviser reserves the right to modify the Fund’s target asset allocations and to substitute other underlying funds and add additional underlying funds from time to time should circumstances warrant a change. The Adviser may periodically rebalance the Fund’s investments in the underlying funds to bring the Fund back within its target range.

Principal Risks

Asset Allocation Risk.  The Fund’s particular asset allocation can have a significant effect on performance. Because the risks and returns of different asset classes can vary widely over any given time period, the Fund’s performance could suffer if a particular asset class does not perform as expected.

Market Risk.  The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Underlying Fund Investment Risk.  The Fund purchases shares of the underlying funds. When the Fund invests in an underlying fund, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the underlying fund’s expenses. Before investing in the Fund, investors should assess the risks associated with the underlying funds in which the Fund may invest and the types of investments made by those underlying funds. These risks include any combination of the risks described below, although the Fund’s exposure to a particular risk will be proportionate to the Fund’s overall asset allocation and underlying fund allocation.

Investment Risk.  It is possible to lose money by investing in the Money Market Fund. An investment in the Money Market Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Money Market Fund seeks to preserve the value of your investment at $1.00 per share, there is no guarantee that the Money Market Fund will be able to do so.

Equity Risk.  The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Large-Cap Securities Risk.  Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — small-cap stocks, for instance — an underlying fund’s performance could be reduced to the extent its portfolio is holding large-cap stocks.

Small- and Mid-Cap Securities Risk.  Historically, small- and mid-cap stocks have been riskier than large-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small- and mid-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies.

“Growth” Investing Risk.  Growth stocks can be volatile for several reasons. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may be more expensive relative to their earnings or assets compared to value or other stocks.

“Value” Investing Risk.  An underlying fund that employs a “value” style of investing could suffer losses or produce poor results relative to other funds, even in a rising market, if the Adviser’s or Sub-Adviser’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong.

Foreign Investment Risk.  An underlying fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs.

Corporate Debt Securities Risk.  Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity.

Interest Rate Risk.  The prices of an underlying fund’s fixed income investments may fall when interest rates rise. Interest rate changes have a greater effect on the price of fixed income securities with longer maturities.

Credit Risk.  An underlying fund could lose money if the issuer or guarantor of a fixed income security held by the underlying fund, or the counterparty to a derivative contract, defaults or is otherwise unable or unwilling to meet its financial obligations.

High Yield Bond Risk.  Investing in fixed income securities rated below investment grade (high yield or junk bonds) involves additional risks, including greater sensitivity to liquidity risk and credit risk. High yield bonds are considered speculative with respect to their issuers’ ability to make timely payments or otherwise honor their obligations.

Prepayment and Extension Risk.  Fixed income securities in which an underlying fund may invest may be paid off earlier or later than expected. Either situation could cause the underlying fund to hold securities paying lower-than-market rates of interest, which could adversely affect the underlying fund’s yield or share price.

U.S. Government Securities Risk.  Certain of the U.S. government securities in which the underlying funds may invest are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Also, any government guarantees on securities an underlying fund owns do not extend to shares of the Fund.

Derivatives Risk.  An underlying fund’s use of futures, forwards, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Liquidity risk is described below. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Leverage risk is the risk that the use of leverage can amplify the effects of market volatility on the underlying fund’s share price and may also cause the underlying fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. An underlying fund’s use of forwards and swap agreements is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is described above. An underlying fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the underlying fund to lose more than the principal amount invested.

Portfolio Turnover Risk.  Certain of the underlying funds may buy and sell portfolio securities actively, which may result in increased transaction costs and lower underlying fund performance.

Liquidity Risk.  Under certain circumstances, such as the disruption of orderly markets, the underlying fund may not be able to purchase or sell certain of its investments quickly or at prices that represent true market value in the judgment of the Adviser.

Direct Investment Risk.  The Fund may invest a portion of its assets directly in equity and fixed income securities and cash equivalents, including money market securities. The Fund’s direct investment in these securities is subject to the same or similar risks as those described for an underlying fund’s investment in the same security, and such risks are summarized above.

Performance Information

The bar chart and table below show the performance of the Fund both year-by-year and as an average over different periods of time. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare with those of a broad-based securities market index and one additional index, the Barclays Capital U.S. Aggregate Bond Index. The Barclays Capital U.S. Aggregate Bond Index, in conjunction with the broad-based index, are used to track the broad range of allocations the Fund makes to the underlying funds. The foregoing indices, when considered together, may provide investors with a useful comparison of the Fund’s overall performance. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your variable contract. If it did, returns would be lower.

Best Quarter	Worst Quarter
17.31%	-16.51%
6/30/2009	9/30/2011

Average Annual Total Return (for Periods Ended December 31, 2013)
	1 Year	5 Years	Since Inception on August 25, 2008
Aggressive Allocation Fund	22.49%	15.30%	7.03%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	33.55%	18.71%	9.69%
Barclays Capital US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	-2.02%	4.44%	4.85%

Investment Adviser

Independence Capital Management, Inc.

Portfolio Managers

Peter M. Sherman, President and Portfolio Manager of Independence Capital Management, Inc., has served as co-portfolio manager of the Fund since its inception.

Keith G. Huckerby, Vice President of Independence Capital Management, Inc., has served as co-portfolio manager of the Fund since its inception.

Purchase and Sale of Fund Shares, Tax Information and Payments to Insurance Companies and Other Financial Intermediaries

For important information about the purchase and sale of Fund shares, tax information and payments to insurance companies and other financial intermediaries, please turn to the “Additional Fund Summary Information” section on page 137 of this prospectus.

FUND SUMMARY:  MODERATELY AGGRESSIVE ALLOCATION FUND

Investment Objective	The investment objective of the Moderately Aggressive Allocation Fund (the “Fund”) is to seek to achieve long-term capital growth and current income consistent with its asset allocation strategy.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional fees and expenses will be applied at the variable contract level. Those fees and expenses are described in your variable contract prospectus. If the information below were to reflect the deduction of variable contract charges, fees and expenses would be higher.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	0.12%
Distribution (12b-1) Fees	None
Other Expenses	0.21%
Acquired Fund Fees and Expenses	0.92%
Total Annual Fund Operating Expenses*	1.25%

*	The expense information in the table has been restated to reflect an increase in the Fund’s Investment Advisory Fee approved by Fund shareholders on February 13, 2014.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$127	$397	$686	$1,511

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23% of the average value of its portfolio.

Principal Investment Strategy

The Fund seeks to achieve its investment objective by using a “fund-of-funds” strategy. Accordingly, the Fund invests in a combination of other Penn Series Funds (each, an “underlying fund” and, collectively, the “underlying funds”) in accordance with its target asset allocations. These underlying funds invest their assets directly in equity, fixed income, money market and other securities in accordance with their own investment objectives and policies. The underlying funds are managed using both indexed and active management strategies.

The Fund has its own distinct target portfolio allocation and is designed to accommodate specific investment goals and risk tolerances. Through its investments in the underlying funds, the Fund’s target allocation is intended to allocate the Fund’s assets among various asset classes, such as equity securities, fixed income securities and money market securities. The portfolio of the Fund is more heavily allocated to stocks, and reflects a moderately aggressive approach.

In determining the asset allocation of the Fund, the Adviser will rely on the experience of its investment personnel and its evaluation of the overall financial markets, including, but not limited to, information about the economy, interest rates, and the long-term absolute and relative returns of various asset classes. Consideration will also be given to the investment styles of the managers of the underlying funds and their historic patterns of performance relative to their asset class and to other underlying funds. Periodic changes in allocations among the underlying funds will be based on information about the financial markets, changes within particular underlying funds, or the introduction of new Penn Series Funds that would, in the Adviser’s opinion, enhance the return potential of the Fund. These changes will be implemented as necessary, recognizing that these decisions tend to be long-term in nature, based on information about the financial markets and on the Fund’s investment objective.

The following chart shows the Fund’s target asset allocation among the various asset classes. The Adviser may permit modest deviations from the target asset allocations listed below. Accordingly, the Fund’s actual allocations may differ from this illustration.

Asset Class	Target Asset Allocation
Equity Funds	70% - 100%
Fixed Income and Money Market Funds	0% - 30%

The Adviser reserves the right to modify the Fund’s target asset allocations and to substitute other underlying funds and add additional underlying funds from time to time should circumstances warrant a change. The Adviser may periodically rebalance the Fund’s investments in the underlying funds to bring the Fund back within its target range.

Principal Risks

Asset Allocation Risk.  The Fund’s particular asset allocation can have a significant effect on performance. Because the risks and returns of different asset classes can vary widely over any given time period, the Fund’s performance could suffer if a particular asset class does not perform as expected.

Market Risk.  The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Underlying Fund Investment Risk.  The Fund purchases shares of the underlying funds. When the Fund invests in an underlying fund, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the underlying fund’s expenses. Before investing in the Fund, investors should assess the risks associated with the underlying funds in which the Fund may invest and the types of investments made by those underlying funds. These risks include any combination of the risks described below, although the Fund’s exposure to a particular risk will be proportionate to the Fund’s overall asset allocation and underlying fund allocation.

Investment Risk.  It is possible to lose money by investing in the Money Market Fund. An investment in the Money Market Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Money Market Fund seeks to preserve the value of your investment at $1.00 per share, there is no guarantee that the Money Market Fund will be able to do so.

Equity Risk.  The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Large-Cap Securities Risk.  Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — small-cap stocks, for instance — an underlying fund’s performance could be reduced to the extent its portfolio is holding large-cap stocks.

Small- and Mid-Cap Securities Risk.  Historically, small- and mid-cap stocks have been riskier than large-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small- and mid-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies.

“Growth” Investing Risk.  Growth stocks can be volatile for several reasons. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may be more expensive relative to their earnings or assets compared to value or other stocks.

“Value” Investing Risk.  An underlying fund that employs a “value” style of investing could suffer losses or produce poor results relative to other funds, even in a rising market, if the adviser’s or sub-adviser’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong.

Foreign Investment Risk.  An underlying fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs.

Corporate Debt Securities Risk.  Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity.

Interest Rate Risk.  The prices of an underlying fund’s fixed income investments may fall when interest rates rise. Interest rate changes have a greater effect on the price of fixed income securities with longer maturities.

Credit Risk.  An underlying fund could lose money if the issuer or guarantor of a fixed income security held by the underlying fund, or the counterparty to a derivative contract, defaults or is otherwise unable or unwilling to meet its financial obligations.

High Yield Bond Risk.  Investing in fixed income securities rated below investment grade (high yield or junk bonds) involves additional risks, including greater sensitivity to liquidity risk and credit risk. High yield bonds are considered speculative with respect to their issuers’ ability to make timely payments or otherwise honor their obligations.

Prepayment and Extension Risk.  Fixed income securities in which an underlying fund may invest may be paid off earlier or later than expected. Either situation could cause the underlying fund to hold securities paying lower-than-market rates of interest, which could adversely affect the underlying fund’s yield or share price.

U.S. Government Securities Risk.  Certain of the U.S. government securities in which the underlying funds may invest are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Also, any government guarantees on securities an underlying fund owns do not extend to shares of the Fund.

Derivatives Risk.  An underlying fund’s use of futures, forwards, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Liquidity risk is described below. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Leverage risk is the risk that the use of leverage can amplify the effects of market volatility on the underlying fund’s share price and may also cause the underlying fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. An underlying fund’s use of forwards and swap agreements is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is described above. An underlying fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the underlying fund to lose more than the principal amount invested.

Portfolio Turnover Risk.  Certain of the underlying funds may buy and sell portfolio securities actively, which may result in increased transaction costs and lower underlying fund performance.

Liquidity Risk.  Under certain circumstances, such as the disruption of orderly markets, the underlying fund may not be able to purchase or sell certain of its investments quickly or at prices that represent true market value in the judgment of the Adviser.

Direct Investment Risk.  The Fund may invest a portion of its assets directly in equity and fixed income securities and cash equivalents, including money market securities. The Fund’s direct investment in these securities is subject to the same or similar risks as those described for an underlying fund’s investment in the same security, and such risks are summarized above.

Performance Information

The bar chart and table below show the performance of the Fund both year-by-year and as an average over different periods of time. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare with those of a broad-based securities market index and one additional index, the Barclays Capital U.S. Aggregate Bond Index. The Barclays Capital U.S. Aggregate Bond Index, in conjunction with the broad-based index, are used to track the broad range of allocations the Fund makes to the underlying funds. The foregoing indices, when considered together, may provide investors with a useful comparison of the Fund’s overall performance. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your variable contract. If it did, returns would be lower.

Best Quarter	Worst Quarter
14.52%	-13.53%
9/30/2009	9/30/2011

Average Annual Total Return (for Periods Ended December 31, 2013)
	1 Year	5 Years	Since Inception on August 25, 2008
Moderately Aggressive Allocation Fund	19.16%	14.14%	8.00%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	35.55%	18.71%	9.69%
Barclays Capital US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	-2.02%	4.44%	4.85%

Investment Adviser

Independence Capital Management, Inc.

Portfolio Managers

Peter M. Sherman, President and Portfolio Manager of Independence Capital Management, Inc., has served as co-portfolio manager of the Fund since its inception.

Keith G. Huckerby, Vice President of Independence Capital Management, Inc., has served as co-portfolio manager of the Fund since its inception.

Purchase and Sale of Fund Shares, Tax Information and Payments to Insurance Companies and Other Financial Intermediaries

For important information about the purchase and sale of Fund shares, tax information and payments to insurance companies and other financial intermediaries, please turn to the “Additional Fund Summary Information” section on page 137 of this prospectus.

FUND SUMMARY:  MODERATE ALLOCATION FUND

Investment Objective	The investment objective of the Moderate Allocation Fund (the “Fund”) is to seek to achieve long-term capital growth and current income consistent with its asset allocation strategy.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional fees and expenses will be applied at the variable contract level. Those fees and expenses are described in your variable contract prospectus. If the information below were to reflect the deduction of variable contract charges, fees and expenses would be higher.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	0.12%
Distribution (12b-1) Fees	None
Other Expenses	0.21%
Acquired Fund Fees and Expenses	0.86%
Total Annual Fund Operating Expenses*	1.19%

*	The expense information in the table has been restated to reflect an increase in the Fund’s Investment Advisory Fee approved by Fund shareholders on February 13, 2014.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$121	$378	$654	$1,443

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.

Principal Investment Strategy

The Fund seeks to achieve its investment objective by using a “fund-of-funds” strategy. Accordingly, the Fund invests in a combination of other Penn Series Funds (each, an “underlying fund” and, collectively, the “underlying funds”) in accordance with its target asset allocations. These underlying funds invest their assets directly in equity, fixed income, money market and other securities in accordance with their own investment objectives and policies. The underlying funds are managed using both indexed and active management strategies.

The Fund has its own distinct target portfolio allocation and is designed to accommodate specific investment goals and risk tolerances. Through its investments in the underlying funds, the Fund’s target allocation is intended to allocate the Fund’s assets among various asset classes, such as equity securities, fixed income securities and money market securities. The portfolio of the Fund is allocated among stock, bond and cash investments with a majority of its assets allocated to stocks, and is designed to offer investors an investment option that is less aggressive than the Penn Series Aggressive Allocation and Moderately Aggressive Allocation Funds, but more aggressive than the Penn Series Moderately Conservative Allocation and Conservative Allocation Funds.

In determining the asset allocation of the Fund, the Adviser will rely on the experience of its investment personnel and its evaluation of the overall financial markets, including, but not limited to, information about the economy, interest rates, and the long-term absolute and relative returns of various asset classes. Consideration will also be given to the investment styles of the managers of the underlying funds and their historic patterns of performance relative to their asset class and to other underlying funds. Periodic changes in allocations among the underlying funds will be based on information about the financial markets, changes within particular underlying funds, or the introduction of new Penn Series Funds that would, in the Adviser’s opinion, enhance the return potential of the Fund. These changes will be implemented as necessary, recognizing that these decisions tend to be long-term in nature, based on information about the financial markets and on the Fund’s investment objective.

The following chart shows the Fund’s target asset allocation among the various asset classes. The Adviser may permit modest deviations from the target asset allocations listed below. Accordingly, the Fund’s actual allocations may differ from this illustration.

Asset Class	Target Asset Allocation
Equity Funds	50% - 70%
Fixed Income and Money Market Funds	30% - 50%

The Adviser reserves the right to modify the Fund’s target asset allocations and to substitute other underlying funds and add additional underlying funds from time to time should circumstances warrant a change. The Adviser may periodically rebalance the Fund’s investments in the underlying funds to bring the Fund back within its target range.

Principal Risks

Asset Allocation Risk.  The Fund’s particular asset allocation can have a significant effect on performance. Because the risks and returns of different asset classes can vary widely over any given time period, the Fund’s performance could suffer if a particular asset class does not perform as expected.

Market Risk.  The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Underlying Fund Investment Risk.  The Fund purchases shares of the underlying funds. When the Fund invests in an underlying fund, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the underlying fund’s expenses. Before investing in the Fund, investors should assess the risks associated with the underlying funds in which the Fund may invest and the types of investments made by those underlying funds. These risks include any combination of the risks described below, although the Fund’s exposure to a particular risk will be proportionate to the Fund’s overall asset allocation and underlying fund allocation.

Investment Risk.  It is possible to lose money by investing in the Money Market Fund. An investment in the Money Market Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Money Market Fund seeks to preserve the value of your investment at $1.00 per share, there is no guarantee that the Money Market Fund will be able to do so.

Equity Risk.  The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Large-Cap Securities Risk.  Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — small-cap stocks, for instance — an underlying fund’s performance could be reduced to the extent its portfolio is holding large-cap stocks.

Small- and Mid-Cap Securities Risk.  Historically, small- and mid-cap stocks have been riskier than large-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small- and mid-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies.

“Growth” Investing Risk.  Growth stocks can be volatile for several reasons. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may be more expensive relative to their earnings or assets compared to value or other stocks.

“Value” Investing Risk.  An underlying fund that employs a “value” style of investing could suffer losses or produce poor results relative to other funds, even in a rising market, if the Adviser’s or Sub-Adviser’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong.

Foreign Investment Risk.  An underlying fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs.

Corporate Debt Securities Risk.  Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity.

Interest Rate Risk.  The prices of an underlying fund’s fixed income investments may fall when interest rates rise. Interest rate changes have a greater effect on the price of fixed income securities with longer maturities.

Credit Risk.  An underlying fund could lose money if the issuer or guarantor of a fixed income security held by the underlying fund, or the counterparty to a derivative contract, defaults or is otherwise unable or unwilling to meet its financial obligations.

High Yield Bond Risk.  Investing in fixed income securities rated below investment grade (high yield or junk bonds) involves additional risks, including greater sensitivity to liquidity risk and credit risk. High yield bonds are considered speculative with respect to their issuers’ ability to make timely payments or otherwise honor their obligations.

Prepayment and Extension Risk.  Fixed income securities in which an underlying fund may invest may be paid off earlier or later than expected. Either situation could cause the underlying fund to hold securities paying lower-than-market rates of interest, which could adversely affect the underlying fund’s yield or share price.

U.S. Government Securities Risk.  Certain of the U.S. government securities in which the underlying funds may invest are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Also, any government guarantees on securities an underlying fund owns do not extend to shares of the Fund.

Derivatives Risk.  An underlying fund’s use of futures, forwards, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Liquidity risk is described below. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Leverage risk is the risk that the use of leverage can amplify the effects of market volatility on the underlying fund’s share price and may also cause the underlying fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. An underlying fund’s use of forwards and swap agreements is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is described above. An underlying fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the underlying fund to lose more than the principal amount invested.

Portfolio Turnover Risk.  Certain of the underlying funds may buy and sell portfolio securities actively, which may result in increased transaction costs and lower underlying fund performance.

Liquidity Risk.  Under certain circumstances, such as the disruption of orderly markets, the underlying fund may not be able to purchase or sell certain of its investments quickly or at prices that represent true market value in the judgment of the Adviser.

Direct Investment Risk.  The Fund may invest a portion of its assets directly in equity and fixed income securities and cash equivalents, including money market securities. The Fund’s direct investment in these securities is subject to the same or similar risks as those described for an underlying fund’s investment in the same security, and such risks are summarized above.

Performance Information

The bar chart and table below show the performance of the Fund both year-by-year and as an average over different periods of time. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare with those of a broad-based securities market index and one additional index, the Barclays Capital U.S. Aggregate Bond Index. The Barclays Capital U.S. Aggregate Bond Index, in conjunction with the broad-based index, are used to track the broad range of allocations the Fund makes to the underlying funds. The foregoing indices, when considered together, may provide investors with a useful comparison of the Fund’s overall performance. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your variable contract. If it did, returns would be lower.

Best Quarter	Worst Quarter
11.68%	-9.29%
6/30/2009	9/30/2011

Average Annual Total Return (for Periods Ended December 31, 2013)
	1 Year	5 Years	Since Inception on August 25, 2008
Moderate Allocation Fund	14.11%	11.51%	6.49%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	33.55%	18.71%	9.69%
Barclays Capital US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	-2.02%	4.44%	4.85%

Investment Adviser

Independence Capital Management, Inc.

Portfolio Managers

Peter M. Sherman, President and Portfolio Manager of Independence Capital Management, Inc., has served as co-portfolio manager of the Fund since its inception.

Keith G. Huckerby, Vice President of Independence Capital Management, Inc., has served as co-portfolio manager of the Fund since its inception.

Purchase and Sale of Fund Shares, Tax Information and Payments to Insurance Companies and Other Financial Intermediaries

For important information about the purchase and sale of Fund shares, tax information and payments to insurance companies and other financial intermediaries, please turn to the “Additional Fund Summary Information” section on page 137 of this prospectus.

FUND SUMMARY:  MODERATELY CONSERVATIVE ALLOCATION FUND

Investment Objective	The investment objective of the Moderately Conservative Allocation Fund (the “Fund”) is to seek to achieve long-term capital growth and current income consistent with its asset allocation strategy.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional fees and expenses will be applied at the variable contract level. Those fees and expenses are described in your variable contract prospectus. If the information below were to reflect the deduction of variable contract charges, fees and expenses would be higher.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	0.12%
Distribution (12b-1) Fees	None
Other Expenses	0.22%
Acquired Fund Fees and Expenses	0.79%
Total Annual Fund Operating Expenses*	1.13%

*	The expense information in the table has been restated to reflect an increase in the Fund’s Investment Advisory Fee approved by Fund shareholders on February 13, 2014.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$115	$359	$622	$1,375

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategy

The Fund seeks to achieve its investment objective by using a “fund-of-funds” strategy. Accordingly, the Fund invests in a combination of other Penn Series Funds (each, an “underlying fund” and, collectively, the “underlying funds”) in accordance with its target asset allocations. These underlying funds invest their assets directly in equity, fixed income, money market and other securities in accordance with their own investment objectives and policies. The underlying funds are managed using both indexed and active management strategies.

The Fund has its own distinct target portfolio allocation and is designed to accommodate specific investment goals and risk tolerances. Through its investments in the underlying funds, the Fund’s target allocation is intended to allocate the Fund’s assets among various asset classes, such as equity securities, fixed income securities and money market securities. The portfolio of the Fund is more heavily allocated to bonds and cash investments, and reflects a moderately conservative approach.

In determining the asset allocation of the Fund, the Adviser will rely on the experience of its investment personnel and its evaluation of the overall financial markets, including, but not limited to, information about the economy, interest rates, and the long-term absolute and relative returns of various asset classes. Consideration will also be given to the investment styles of the managers of the underlying funds and their historic patterns of performance relative to their asset class and to other underlying funds. Periodic changes in allocations among the underlying funds will be based on information about the financial markets, changes within particular underlying funds, or the introduction of new Penn Series Funds that would, in the Adviser’s opinion, enhance the return potential of the Fund. These changes will be implemented as necessary, recognizing that these decisions tend to be long-term in nature, based on information about the financial markets and on the Fund’s investment objective.

The following chart shows the Fund’s target asset allocation among the various asset classes. The Adviser may permit modest deviations from the target asset allocations listed below. Accordingly, the Fund’s actual allocations may differ from this illustration.

Asset Class	Target Asset Allocation
Equity Funds	30% - 50%
Fixed Income and Money Market Funds	50% - 70%

The Adviser reserves the right to modify the Fund’s target asset allocations and to substitute other underlying funds and add additional underlying funds from time to time should circumstances warrant a change. The Adviser may periodically rebalance the Fund’s investments in the underlying funds to bring the Fund back within its target range.

Principal Risks

Asset Allocation Risk.  The Fund’s particular asset allocation can have a significant effect on performance. Because the risks and returns of different asset classes can vary widely over any given time period, the Fund’s performance could suffer if a particular asset class does not perform as expected.

Market Risk.  The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Underlying Fund Investment Risk.  The Fund purchases shares of the underlying funds. When the Fund invests in an underlying fund, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the underlying fund’s expenses. Before investing in the Fund, investors should assess the risks associated with the underlying funds in which the Fund may invest and the types of investments made by those underlying funds. These risks include any combination of the risks described below, although the Fund’s exposure to a particular risk will be proportionate to the Fund’s overall asset allocation and underlying fund allocation.

Investment Risk.  It is possible to lose money by investing in the Money Market Fund. An investment in the Money Market Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Money Market Fund seeks to preserve the value of your investment at $1.00 per share, there is no guarantee that the Money Market Fund will be able to do so.

Equity Risk.  The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Large-Cap Securities Risk.  Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — small-cap stocks, for instance — an underlying fund’s performance could be reduced to the extent its portfolio is holding large-cap stocks.

Small- and Mid-Cap Securities Risk.  Historically, small- and mid-cap stocks have been riskier than large-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small- and mid-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies.

“Growth” Investing Risk.  Growth stocks can be volatile for several reasons. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may be more expensive relative to their earnings or assets compared to value or other stocks.

“Value” Investing Risk.  An underlying fund that employs a “value” style of investing could suffer losses or produce poor results relative to other funds, even in a rising market, if the Adviser’s or Sub-Adviser’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong.

Foreign Investment Risk.  An underlying fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs.

Corporate Debt Securities Risk.  Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity.

Interest Rate Risk.  The prices of an underlying fund’s fixed income investments may fall when interest rates rise. Interest rate changes have a greater effect on the price of fixed income securities with longer maturities.

Credit Risk.  An underlying fund could lose money if the issuer or guarantor of a fixed income security held by the underlying fund, or the counterparty to a derivative contract, defaults or is otherwise unable or unwilling to meet its financial obligations.

High Yield Bond Risk.  Investing in fixed income securities rated below investment grade (high yield or junk bonds) involves additional risks, including greater sensitivity to liquidity risk and credit risk. High yield bonds are considered speculative with respect to their issuers’ ability to make timely payments or otherwise honor their obligations.

Prepayment and Extension Risk.  Fixed income securities in which an underlying fund may invest may be paid off earlier or later than expected. Either situation could cause the underlying fund to hold securities paying lower-than-market rates of interest, which could adversely affect the underlying fund’s yield or share price.

U.S. Government Securities Risk.  Certain of the U.S. government securities in which the underlying funds may invest are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Also, any government guarantees on securities an underlying fund owns do not extend to shares of the Fund.

Derivatives Risk.  An underlying fund’s use of futures, forwards, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Liquidity risk is described below. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Leverage risk is the risk that the use of leverage can amplify the effects of market volatility on the underlying fund’s share price and may also cause the underlying fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. An underlying fund’s use of forwards and swap agreements is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is described above. An underlying fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the underlying fund to lose more than the principal amount invested.

Portfolio Turnover Risk.  Certain of the underlying funds may buy and sell portfolio securities actively, which may result in increased transaction costs and lower underlying fund performance.

Liquidity Risk.  Under certain circumstances, such as the disruption of orderly markets, the underlying fund may not be able to purchase or sell certain of its investments quickly or at prices that represent true market value in the judgment of the Adviser.

Direct Investment Risk.  The Fund may invest a portion of its assets directly in equity and fixed income securities and cash equivalents, including money market securities. The Fund’s direct investment in these securities is subject to the same or similar risks as those described for an underlying fund’s investment in the same security, and such risks are summarized above.

Performance Information

The bar chart and table below show the performance of the Fund both year-by-year and as an average over different periods of time. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare with those of a broad-based securities market index and one additional index, the Russell 3000® Index. The Russell 3000® Index, in conjunction with the broad-based index, are used to track the broad range of allocations the Fund makes to the underlying funds. The foregoing indices, when considered together, may provide investors with a useful comparison of the Fund’s overall performance. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your variable contract. If it did, returns would be lower.

Best Quarter	Worst Quarter
8.62%	-5.34%
6/30/2009	9/30/2011

Average Annual Total Return (for Periods Ended December 31, 2013)
	1 Year	5 Years	Since Inception on August 25, 2008
Moderately Conservative Allocation Fund	9.35%	9.09%	5.57%
Barclays Capital US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	-2.02%	4.44%	4.85%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	33.55%	18.71%	9.69%

Investment Adviser

Independence Capital Management, Inc.

Portfolio Managers

Peter M. Sherman, President and Portfolio Manager of Independence Capital Management, Inc., has served as co-portfolio manager of the Fund since its inception.

Keith G. Huckerby, Vice President of Independence Capital Management, Inc., has served as co-portfolio manager of the Fund since its inception.

Purchase and Sale of Fund Shares, Tax Information and Payments to Insurance Companies and Other Financial Intermediaries

For important information about the purchase and sale of Fund shares, tax information and payments to insurance companies and other financial intermediaries, please turn to the “Additional Fund Summary Information” section on page 137 of this prospectus.

FUND SUMMARY:  CONSERVATIVE ALLOCATION FUND

Investment Objective	The investment objective of the Conservative Allocation Fund (the “Fund”) is to seek to achieve long-term capital growth and current income consistent with its asset allocation strategy.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional fees and expenses will be applied at the variable contract level. Those fees and expenses are described in your variable contract prospectus. If the information below were to reflect the deduction of variable contract charges, fees and expenses would be higher.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	0.12%
Distribution (12b-1) Fees	None
Other Expenses	0.23%
Acquired Fund Fees and Expenses	0.70%
Total Annual Fund Operating Expenses*	1.05%

*	The expense information in the table has been restated to reflect an increase in the Fund’s Investment Advisory Fee approved by Fund shareholders on February 13, 2014.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$107	$334	$579	$1,283

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.

Principal Investment Strategy

The Fund seeks to achieve its investment objective by using a “fund-of-funds” strategy. Accordingly, the Fund invests in a combination of other Penn Series Funds (each, an “underlying fund” and, collectively, the “underlying funds”) in accordance with its target asset allocations. These underlying funds invest their assets directly in equity, fixed income, money market and other securities in accordance with their own investment objectives and policies. The underlying funds are managed using both indexed and active management strategies.

The Fund has its own distinct target portfolio allocation and is designed to accommodate specific investment goals and risk tolerances. Through its investments in the underlying funds, the Fund’s target allocation is intended to allocate the Fund’s assets among various asset classes, such as equity securities, fixed income securities and money market securities. The portfolio of the Fund is more heavily allocated to bonds and cash investments, and reflects a conservative approach.

In determining the asset allocation of the Fund, the Adviser will rely on the experience of its investment personnel and its evaluation of the overall financial markets, including, but not limited to, information about the economy, interest rates, and the long-term absolute and relative returns of various asset classes. Consideration will also be given to the investment styles of the managers of the underlying funds and their historic patterns of performance relative to their asset class and to other underlying funds. Periodic changes in allocations among the underlying funds will be based on information about the financial markets, changes within particular underlying funds, or the introduction of new Penn Series Funds that would, in the Adviser’s opinion, enhance the return potential of the Fund. These changes will be implemented as necessary, recognizing that these decisions tend to be long-term in nature, based on information about the financial markets and on the Fund’s investment objective.

The following chart shows the Fund’s target asset allocation among the various asset classes. The Adviser may permit modest deviations from the target asset allocations listed below. Accordingly, the Fund’s actual allocations may differ from this illustration.

Asset Class	Target Asset Allocation
Equity Funds	20% - 40%
Fixed Income and Money Market Funds	60% - 80%

The Adviser reserves the right to modify the Fund’s target asset allocations and to substitute other underlying funds and add additional underlying funds from time to time should circumstances warrant a change. The Adviser may periodically rebalance the Fund’s investments in the underlying funds to bring the Fund back within its target range.

Principal Risks

Asset Allocation Risk.  The Fund’s particular asset allocation can have a significant effect on performance. Because the risks and returns of different asset classes can vary widely over any given time period, the Fund’s performance could suffer if a particular asset class does not perform as expected.

Market Risk.  The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Underlying Fund Investment Risk.  The Fund purchases shares of the underlying funds. When the Fund invests in an underlying fund, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the underlying fund’s expenses. Before investing in the Fund, investors should assess the risks associated with the underlying funds in which the Fund may invest and the types of investments made by those underlying funds. These risks include any combination of the risks described below, although the Fund’s exposure to a particular risk will be proportionate to the Fund’s overall asset allocation and underlying fund allocation.

Investment Risk.  It is possible to lose money by investing in the Money Market Fund. An investment in the Money Market Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Money Market Fund seeks to preserve the value of your investment at $1.00 per share, there is no guarantee that the Money Market Fund will be able to do so.

Equity Risk.  The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Large-Cap Securities Risk.  Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — small-cap stocks, for instance — an underlying fund’s performance could be reduced to the extent its portfolio is holding large-cap stocks.

Small- and Mid-Cap Securities Risk.  Historically, small- and mid-cap stocks have been riskier than large-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small- and mid-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies.

“Growth” Investing Risk.  Growth stocks can be volatile for several reasons. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may be more expensive relative to their earnings or assets compared to value or other stocks.

“Value” Investing Risk.  An underlying fund that employs a “value” style of investing could suffer losses or produce poor results relative to other funds, even in a rising market, if the Adviser’s or Sub-Adviser’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong.

Foreign Investment Risk.  An underlying fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs.

Corporate Debt Securities Risk.  Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity.

Interest Rate Risk.  The prices of an underlying fund’s fixed income investments may fall when interest rates rise. Interest rate changes have a greater effect on the price of fixed income securities with longer maturities.

Credit Risk.  An underlying fund could lose money if the issuer or guarantor of a fixed income security held by the underlying fund, or the counterparty to a derivative contract, defaults or is otherwise unable or unwilling to meet its financial obligations.

High Yield Bond Risk.  Investing in fixed income securities rated below investment grade (high yield or junk bonds) involves additional risks, including greater sensitivity to liquidity risk and credit risk. High yield bonds are considered speculative with respect to their issuers’ ability to make timely payments or otherwise honor their obligations.

Prepayment and Extension Risk.  Fixed income securities in which an underlying fund may invest may be paid off earlier or later than expected. Either situation could cause the underlying fund to hold securities paying lower-than-market rates of interest, which could adversely affect the underlying fund’s yield or share price.

U.S. Government Securities Risk.  Certain of the U.S. government securities in which the underlying funds may invest are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Also, any government guarantees on securities an underlying fund owns do not extend to shares of the Fund.

Derivatives Risk.  An underlying fund’s use of futures, forwards, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Liquidity risk is described below. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Leverage risk is the risk that the use of leverage can amplify the effects of market volatility on the underlying fund’s share price and may also cause the underlying fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. An underlying fund’s use of forwards and swap agreements is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is described above. An underlying fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the underlying fund to lose more than the principal amount invested.

Portfolio Turnover Risk.  Certain of the underlying funds may buy and sell portfolio securities actively, which may result in increased transaction costs and lower underlying fund performance.

Liquidity Risk.  Under certain circumstances, such as the disruption of orderly markets, the underlying fund may not be able to purchase or sell certain of its investments quickly or at prices that represent true market value in the judgment of the Adviser.

Direct Investment Risk.  The Fund may invest a portion of its assets directly in equity and fixed income securities and cash equivalents, including money market securities. The Fund’s direct investment in these securities is subject to the same or similar risks as those described for an underlying fund’s investment in the same security, and such risks are summarized above.

Performance Information

The bar chart and table below show the performance of the Fund both year-by-year and as an average over different periods of time. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare with those of a broad-based securities market index and one additional index, the Russell 3000® Index. The Russell 3000® Index, in conjunction with the broad-based index, are used to track the broad range of allocations the Fund makes to the underlying funds. The foregoing indices, when considered together, may provide investors with a useful comparison of the Fund’s overall performance. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your variable contract. If it did, returns would be lower.

Best Quarter	Worst Quarter
5.26%	-1.37%
6/30/2009	9/30/2011

Average Annual Total Return (for Periods Ended December 31, 2013)
	1 Year	5 Years	Since Inception on August 25, 2008
Conservative Allocation Fund	4.43%	6.27%	4.50%
Barclays Capital US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	-2.02%	4.44%	4.85%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	33.55%	18.71%	9.69%

Investment Adviser

Independence Capital Management, Inc.

Portfolio Managers

Peter M. Sherman, President and Portfolio Manager of Independence Capital Management, Inc., has served as co-portfolio manager of the Fund since its inception.

Keith G. Huckerby, Vice President of Independence Capital Management, Inc., has served as co-portfolio manager of the Fund since its inception.

Purchase and Sale of Fund Shares, Tax Information and Payments to Insurance Companies and Other Financial Intermediaries

For important information about the purchase and sale of Fund shares, tax information and payments to insurance companies and other financial intermediaries, please turn to the “Additional Fund Summary Information” section on page 137 of this prospectus.

ADDITIONAL FUND SUMMARY INFORMATION

Purchase and Sale of Fund shares

The Funds offer their shares only to The Penn Mutual Life Insurance Company (“Penn Mutual”) and its subsidiary, The Penn Insurance and Annuity Company (“PIA”), for separate accounts (“Separate Accounts”) they establish to fund variable contracts. Penn Mutual or PIA purchases or redeems shares of the Funds based on, among other things, the amount of net premium payments allocated to the investment option selected by the policy holder or contract owner (collectively, the “contract owner”). Each payment is allocated to the subaccount of the Separate Account, transferred from one subaccount to another, or, in some cases, transferred from the fixed account option to a subaccount of the Separate Account. The product prospectus describes how contract owners may allocate, transfer within and/or withdraw amounts from their variable contracts.

Tax Information

The Funds expect all net investment income and net realized capital gains of the Funds to be distributed to the Penn Mutual and PIA Separate Accounts (or deemed distributed as a consent dividend) at least annually. Distributions will be reinvested in the distributing Fund unless Penn Mutual or PIA elects otherwise, which is not anticipated. Net investment income and net realized capital gains that the Funds distribute are not currently taxable to owners of variable contracts when left to accumulate in the variable contracts or under a qualified pension or retirement plan. For information on federal income taxation of owners of variable contracts, refer to the specific variable contract prospectus.

Payments to Insurance Companies and Other Financial Intermediaries

The Funds are not sold directly to the general public. The Funds offer their shares only through Penn Mutual and PIA Separate Accounts to fund variable contracts. The Funds and their related companies may make payments to Penn Mutual and PIA (or their affiliates) or other financial intermediaries for distribution and/or other services. These payments may create a conflict of interest by influencing Penn Mutual and PIA or other financial intermediary or your sales person to recommend a variable contract that offers the Funds over another investment. Ask your salesperson or your financial intermediary for more information. The prospectus for your variable contract may also contain additional information about these payments.

PENN SERIES FUNDS, INC.

ADDITIONAL INFORMATION

Penn Series Funds, Inc. (the “Company”) is a registered investment company that offers diverse investment options available only through variable contracts of Penn Mutual and PIA. Shares of the Penn Series Funds are held by Penn Mutual and PIA in separate accounts established for the purpose of funding variable annuity contracts and variable life insurance policies. The Company offers 29 different portfolios advised by ICMI and, in the case of certain Funds, sub-advised by AllianceBernstein L.P., American Century Investment Management, Inc., Cohen & Steers Capital Management, Inc., Eaton Vance Management, Goldman Sachs Asset Management, L.P., Ivy Investment Management Company, Janus Capital Management LLC, Loomis, Sayles & Company, L.P., Massachusetts Financial Services Company, Morgan Stanley Investment Management, Inc., Neuberger Berman Management LLC, SSgA Funds Management, Inc. , T. Rowe Price Associates, Inc., Vontobel Asset Management, Inc., and Wells Capital Management Incorporated.

Temporary Investing:  When a Fund’s Adviser or Sub-Adviser believes that changes in economic, financial or political conditions warrant, each Fund, except for the Index 500 Fund, Small Cap Index Fund and Developed International Index Fund, may invest without limit in money market instruments and other short-term fixed income securities. When a Fund engages in such activities, it may not achieve its investment objective. If a Fund incorrectly predicts the effects of these changes, such defensive investments may adversely affect Fund performance.

Investment Objectives of the Funds:  Each Fund’s investment objective may be changed by the Company’s Board of Directors without the approval of shareholders.

More Information About the Principal Investment Strategy and Principal Risks of the Penn Series LifeStyle Funds

The Penn Series LifeStyle Funds consist of the following five funds: Aggressive Allocation Fund, Moderately Aggressive Allocation Fund, Moderate Allocation Fund, Moderately Conservative Allocation Fund and Conservative Allocation Fund (each, a “LifeStyle Fund” and collectively, the “LifeStyle Funds”).

Principal Investment Strategy

The LifeStyle Funds seek to achieve their respective investment objectives by using a “fund-of-funds” strategy. Accordingly, the LifeStyle Funds invest in a combination of other Penn Series Funds (each, an “underlying fund” and collectively, the “underlying funds”) in accordance with their target asset allocations. These underlying funds invest their assets directly in equity, fixed income, money market and other securities in accordance with their own investment objectives and policies. The underlying funds are managed using both indexed and active management strategies. The LifeStyle Funds intend to invest primarily in a combination of underlying funds; however, the LifeStyle Funds may invest directly in equity and fixed income securities and cash equivalents, including money market securities.

Each LifeStyle Fund is invested in accordance with a distinct target portfolio allocation designed to accommodate different investment goals and risk tolerances. Through its investments in the underlying funds, each LifeStyle Fund’s target allocation is intended to allocate the LifeStyle Fund’s assets among various asset classes, such as equity securities, fixed income securities and money market securities. The portfolios of the Aggressive Allocation Fund and Moderately Aggressive Allocation Fund are more heavily allocated to stocks, and reflect a more aggressive approach. The portfolios of the Moderately Conservative Allocation Fund and Conservative Allocation Fund are more heavily allocated to bonds and cash investments, and reflect a more conservative approach. The portfolio of the Moderate Allocation Fund is allocated among stock, bond and cash investments with a majority of its assets allocated to stocks, and is designed to offer investors an investment option that is less aggressive than the Aggressive Allocation Fund and Moderately Aggressive Allocation Fund, but more aggressive than the Moderately Conservative Allocation Fund and Conservative Allocation Fund. The Aggressive Allocation Fund is designed as the most aggressive of the LifeStyle Funds and the Conservative Allocation Fund is designed as the most conservative of the LifeStyle Funds.

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In determining the asset allocation of the LifeStyle Funds, the Adviser will rely on the experience of its investment personnel and its evaluation of the overall financial markets, including, but not limited to, information about the economy, interest rates, and the long-term absolute and relative returns of various asset classes. Consideration will also be given to the investment styles of the managers of the underlying funds and their historic patterns of performance relative to their asset class and to other underlying funds. Periodic changes in allocations among the underlying funds will be based on information about the financial markets, changes within particular underlying funds, or the introduction of new Penn Series Funds that would, in the Adviser’s opinion, enhance the return potential of the LifeStyle Funds. These changes will be implemented as necessary, recognizing that these decisions tend to be long-term in nature, based on information about the financial markets and on a LifeStyle Fund’s investment objective.

The following chart shows each LifeStyle Fund’s target asset allocation among the various asset classes and which underlying funds may be used within each asset class as of the date of this prospectus. The Adviser may permit modest deviations from the target asset allocations listed below. Market appreciation or depreciation may cause a LifeStyle Fund to be outside of its target asset allocation range. Further, differences in the performance of the underlying funds and the size and frequency of purchase and redemption orders may also affect a LifeStyle Fund’s actual allocations. Accordingly, a LifeStyle Fund’s actual allocations may differ from this illustration.

Target Asset Allocation
Asset Classes and Underlying Funds	Aggressive Allocation Fund	Moderately Aggressive Allocation Fund	Moderate Allocation Fund	Moderately Conservative Allocation Fund	Conservative Allocation Fund
Equity Funds	85%-100%	70%-100%	50%-70%	30%-50%	20%-40%
Penn Series Flexibly Managed Fund	0%-30%	0%-30%	0%-20%	0%-20%	0%-15%
Penn Series Large Growth Stock Fund	0%-30%	0%-30%	0%-20%	0%-20%	0%-15%
Penn Series Large Cap Value Fund	0%-30%	0%-30%	0%-20%	0%-20%	0%-15%
Penn Series Large Cap Growth Fund	0%-30%	0%-30%	0%-20%	0%-20%	0%-15%
Penn Series Large Core Growth Fund	0%-30%	0%-30%	0%-20%	0%-20%	0%-15%
Penn Series Large Core Value Fund	0%-30%	0%-30%	0%-20%	0%-20%	0%-15%
Penn Series Index 500 Fund	0%-30%	0%-30%	0%-20%	0%-20%	0%-15%
Penn Series Mid Cap Growth Fund	0%-30%	0%-30%	0%-20%	0%-20%	0%-15%
Penn Series Mid Cap Value Fund	0%-30%	0%-30%	0%-20%	0%-20%	0%-15%
Penn Series Mid Core Value Fund	0%-30%	0%-30%	0%-20%	0%-20%	0%-15%
Penn Series SMID Cap Growth Fund	0%-30%	0%-30%	0%-20%	0%-20%	0%-15%
Penn Series SMID Cap Value Fund	0%-30%	0%-30%	0%-20%	0%-20%	0%-15%
Penn Series Small Cap Growth Fund	0%-30%	0%-30%	0%-20%	0%-20%	0%-15%
Penn Series Small Cap Value Fund	0%-30%	0%-30%	0%-20%	0%-20%	0%-15%

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Target Asset Allocation
Asset Classes and Underlying Funds	Aggressive Allocation Fund	Moderately Aggressive Allocation Fund	Moderate Allocation Fund	Moderately Conservative Allocation Fund	Conservative Allocation Fund
Penn Series Small Cap Index Fund	0%-30%	0%-30%	0%-20%	0%-20%	0%-15%
Penn Series International Equity Fund	0%-30%	0%-30%	0%-20%	0%-20%	0%-15%
Penn Series Developed International Index Fund	0%-30%	0%-30%	0%-20%	0%-20%	0%-15%
Penn Series Emerging Markets Equity Fund	0%-30%	0%-30%	0%-20%	0%-20%	0%-15%
Penn Series Real Estate Securities Fund	0%-30%	0%-30%	0%-20%	0%-20%	0%-15%
Fixed Income and Money Market Funds	0%-15%	0%-30%	30%-50%	50%-70%	60%-80%
Penn Series Quality Bond Fund	0%-15%	0%-30%	0%-50%	0%-70%	0%-80%
Penn Series Limited Maturity Bond Fund	0%-15%	0%-30%	0%-50%	0%-70%	0%-80%
Penn Series High Yield Bond Fund	0%-15%	0%-30%	0%-30%	0%-30%	0%-30%
Penn Series Money Market Fund	0%-15%	0%-30%	0%-50%	0%-70%	0%-80%

The Adviser reserves the right to modify a LifeStyle Fund’s target asset allocations and to substitute other underlying funds and add additional underlying funds from time to time should circumstances warrant a change. The Adviser may periodically rebalance each LifeStyle Fund’s investments in the underlying funds to bring the LifeStyle Fund back within its target range.

Each LifeStyle Fund’s investment performance is directly related to the investment performance of the underlying funds. Because the underlying funds invest their assets directly in equity, fixed income, money market and other securities in accordance with their own investment objectives and policies, each investor should review the investment strategy of each underlying fund prior to investing in the LifeStyle Funds. A description of the investment strategy of each underlying fund can be found in such underlying fund’s “Fund Summary” section of this Prospectus.

Principal Risks

An investment in the LifeStyle Funds may be appropriate for investors who are willing to accept the risks and uncertainties of investing in funds which allocate their assets among various asset classes and market segments in the hope of achieving long-term capital growth and, with respect to each LifeStyle Fund except for the Aggressive Allocation Fund, current income.

The LifeStyle Funds are subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the underlying funds’ assets among the various asset classes and market segments will cause the LifeStyle Funds to underperform other funds with a similar investment objective.

The LifeStyle Funds purchase shares of the underlying funds. When the LifeStyle Funds invest in an underlying fund, in addition to directly bearing the expenses associated with their own operations, they will bear a pro rata portion of the underlying fund’s expenses.

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Through their investments in the underlying funds, the LifeStyle Funds will be subject to the risks associated with the underlying funds’ investments. A summary of the principal risks of each underlying fund can be found in such underlying fund’s “Fund Summary” section of this Prospectus. Please see “More Information About the Principal Investment Strategies and Risks of Investing in the Penn Series Funds” section for a more detailed description of these risks.

Each LifeStyle Fund has a different level of risk and the amount of risk is relative to such LifeStyle Fund’s target asset allocation.

Each LifeStyle Fund may invest a portion of its assets directly in equity and fixed income securities and cash equivalents, including money market securities. Each LifeStyle Fund’s direct investment in these securities is subject to the same or similar risks as those described for an underlying fund’s investment in the same security, and an overview of such risks is provided below.

As with investing in other securities whose prices increase and decrease in market value, you may lose money by investing in the LifeStyle Funds.

More Information About the Principal Investment Strategies and Risks of Investing in the Penn Series Funds

Each Fund’s 80% investment policy may be changed without the vote of shareholders but shareholders will be given 60 days’ advance notice of any change.

The value of your investment in a Fund changes with the values of that Fund’s investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Fund’s portfolio as a whole are summarized in each Fund’s “Fund Summary” section and are described in more detail in this section. Through their investments in other Penn Series Funds, the Balanced Fund and the Penn Series LifeStyle Funds will be subject to the risks associated with those Penn Series Funds, in addition to the Balanced Fund and the LifeStyle Funds’ own principal risks. The degree to which the risks described below apply to the Balanced Fund or a particular Penn Series LifeStyle Fund varies according to its asset allocation, which is described in its investment strategy section above. There is no guarantee that a Fund will be able to achieve its investment objective. It is possible to lose money by investing in a Fund.

Asset Allocation Risk.  The particular asset allocation of the Balanced Fund and each LifeStyle Fund can have a significant effect on performance. Each of these Funds manages its allocation with long-term performance in mind, and does not seek any particular type of performance in the short-term. Because the risks and returns of different asset classes can vary widely over any given time period, each of these Fund’s performance could suffer if a particular asset class does not perform as expected.

Asset-Backed Securities Risk.  Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Therefore, repayment depends largely on the cash flows generated by the assets backing the securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities, which is discussed above. Asset-backed securities present credit risks that are not presented by mortgage-backed securities. This is because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, a Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, a Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

PENN SERIES FUNDS, INC.

Bank Loans Risk.  Bank loans are fixed and floating rate loans arranged through private negotiations between a company or a non-U.S. government and one or more financial institutions (lenders). In connection with purchasing participations, the Funds generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Funds may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the Funds will assume the credit risk of both the borrower and the lender that is selling the participation. When the Funds purchase assignments from lenders, the Funds will acquire direct rights against the borrower on the loan. The Funds may have difficulty disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and on the Funds’ ability to dispose of the bank loan in response to a specific economic event, such as deterioration in the creditworthiness of the borrower.

Concentration Risk.  To the extent a Fund concentrates its investments in issuers doing business in the same industry, the Fund will increase its investment exposure to the risks of that industry. As a result, the economic, political and regulatory developments in that industry will have a greater impact on the Fund’s net asset value and will cause its shares to fluctuate more than if the Fund did not concentrate its investments.

Convertible Securities Risk.  Convertible securities are bonds, debentures, notes, preferred stock or other securities that may be converted into or exercised for a prescribed amount of common stock at a specified time and price. Convertible securities provide an opportunity for equity participation, with the potential for a higher dividend or interest yield and lower price volatility compared to common stock. Convertible securities typically pay a lower interest rate than nonconvertible bonds of the same quality and maturity because of the conversion feature. The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline, and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature. Convertible securities may also be rated below investment grade (“junk bond”) or are not rated, and are subject to credit risk and prepayment risk, which are discussed below.

Corporate Debt Securities Risk.  Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

Credit Risk.  A Fund could lose money if an issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, held by the Fund fails to make timely principal or interest payments or otherwise honor its obligations. Discontinuation of these payments could substantially adversely affect the market value of the security. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings. High yield or junk bonds are considered speculative with respect to their issuers’ ability to make timely payments or otherwise honor their obligations.

Currency Risk.  As a result of a Fund’s investments in securities denominated in, and/or receiving revenue denominated in, foreign currencies, the Fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in a Fund would be adversely affected. Currencies in non-U.S. countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention by U.S. or foreign governments, central banks or supranational agencies, such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United State or abroad. A Sub-Adviser may, but is not required to, invest in certain instruments, such as forward currency exchange contracts, and may use certain techniques, such as hedging, to manage these risks. However, the Sub-Adviser cannot guarantee that it will succeed in doing so. A Fund could be exposed to risk if the counterparties are unable to meet the terms of the hedging contracts.

PENN SERIES FUNDS, INC.

In addition, a hedging strategy relies upon the ability of the Sub-Adviser to accurately predict movements in currency exchange rates. In certain markets, it may not be possible to hedge currency risk.

Depositary Receipt Risk.  American Depository Receipts (“ADRs”), are dollar-denominated depository receipts typically issued by a U.S. financial institution which evidence an ownership interest in a security or pool of securities issued by a foreign issuer. ADRs are listed and traded in the United States. Global Depositary Receipts (“GDRs”) are similar to ADRs, but are shares of foreign-based corporations generally issued by international banks in one or more markets around the world. ADRs and GDRs are subject to the risks associated with investing directly in foreign securities, which are described below. In addition, investments in ADRs and GDRs may be less liquid than the underlying shares in their primary trading market and GDRs, many of which are issued by companies in emerging markets, may be more volatile. Depositary receipts may be sponsored or unsponsored. Holders of unsponsored depository receipts generally bear all the costs associated with establishing unsponsored depository receipts. In addition, the issuers of the securities underlying unsponsored depository receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the depository receipts.

Derivatives Risk.  A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the Fund to lose more than the principal amount invested. The principal risks of the principal types of derivatives used by the Funds are described below:

Forward Contracts Risk.  A forward contract involves a negotiated obligation to purchase or sell a specific security at a future date (with or without delivery required), which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Risks associated with forwards include: (i) there may be an imperfect correlation between the movement in prices of forward contracts and the securities underlying them; (ii) there may not be a liquid market for forwards; and (iii) forwards may be difficult to accurately value. Forwards are also subject to credit risk, liquidity risk and leverage risk, each of which is further described elsewhere in this section.

Futures Risk.  Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. The risks of futures include (i) leverage risk; (ii) correlation or tracking risk and (iii) liquidity risk. Because futures require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage. Accordingly, the fluctuation of the value of futures in relation to the underlying assets upon which they are based is magnified. Thus, a Fund may experience losses that exceed losses experienced by funds that do not use futures contracts. There may be imperfect correlation, or even no correlation, between price movements of a futures contract and price movements of investments for which futures are used as a substitute, or which futures are intended to hedge. Lack of correlation (or tracking) may be due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. Consequently, the effectiveness of futures as a security substitute or as a hedging vehicle will depend, in part, on the degree of correlation between price movements in the futures and price movements in underlying securities. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. Futures exchanges may impose daily or intra-day price change limits and/or limit the volume of trading. Additionally, government regulation may further reduce liquidity through similar trading restrictions. As a result, a Fund may be unable to close out its futures contracts at a time which is advantageous. The successful use of futures depends upon a variety of factors, particularly the ability of the Adviser or Sub-Adviser to predict movements of the underlying securities markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular futures strategy adopted will succeed.

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Options Risk.  Certain Funds may purchase and write put and call options and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. Risks associated with options transactions include: (i) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; and (ii) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security. Investments in options are also subject to leverage risk and liquidity risk, each of which is further described elsewhere in this section.

Swap Agreements Risks.  Swaps are agreements whereby two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a predetermined amount. Interest rate swaps involve one party, in return for a premium, agreeing to make payments to another party to the extent that interest rates exceed or fall below a specified rate (a “cap” or “floor,” respectively). A credit default swap enables a Fund to buy or sell protection against a defined credit event of an issuer or a basket of securities. Swap agreements involve the risk that the party with whom a Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps involve special risks in addition to those mentioned above because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). Like a long or short position in a physical security, credit default swaps are subject to the same factors that cause changes in the market value of the underlying asset it is attempting to replicate.

Emerging Markets Risk.  Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with a Fund’s

PENN SERIES FUNDS, INC.

investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Equity Risk.  The prices of equity securities in which the Funds invest rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the equity market tends to move in cycles which may cause stock prices to fall over short or extended periods of time. Common stock in which the Funds invest represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

Fixed Income Market Risk.  Economic, regulatory and other market developments can adversely affect fixed income securities markets in the United States and abroad. Certain developments may give way to concern on the part of fixed income participants about the ability of certain issuers of debt securities to make timely principal and interest payments, or the ability of financial institutions that make markets in certain debt securities to continue to facilitate an orderly market. These concerns could cause increased volatility and reduced liquidity in particular fixed income securities or in the overall fixed income markets and the related derivatives markets. A lack of liquidity or other adverse credit market conditions may hamper the Fund’s ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments. Currently, market participants are closely monitoring any fiscal policy changes initiated by the U.S. Board of Governors of the Federal Reserve System. Any such policy changes may expose fixed income and related markets to heightened volatility and may reduce liquidity for certain Fund investments, which could cause the value of a Fund’s investments and share price to decline. Such policy changes also may lead to increased redemption activity potentially increasing the Fund’s portfolio turnover, which will increase the costs the Fund incurs and may lower the Fund’s performance.

Foreign Investment Risk.  A Fund’s investments in securities of foreign issuers, including ADRs and GDRs, involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. The securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies. Because of its foreign investments, a Fund may also experience more rapid or extreme changes in value than a fund that invests solely in securities of U.S. companies because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. There also is the risk that the cost of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

Foreign Real Estate Company Risk.  Foreign real estate companies pool investors’ funds for investment primarily in commercial real estate properties or real-estate related loans. Foreign real estate companies generally derive their income from rents on the underlying properties or interest on the underlying loans. The value of these companies are impacted by changes in the value of the underlying properties or changes in interest rates that affect the underlying loans. Investing in foreign real estate companies makes a Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general. In addition, foreign real estate companies depend upon specialized management skills, may not be diversified, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets. Foreign real estate companies have their own expenses, and a Fund will bear a proportionate share of those expenses.

Forward Commitment Risk.  A forward commitment transaction involves a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period. Typically, no interest

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accrues to the purchaser until the security is delivered. When a Fund purchases a security in a forward commitment transaction, payment for the security is not required until the delivery date. However, the Fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued as anticipated. When a Fund has sold a security in a forward commitment transaction, the Fund does not participate in further gains or losses with respect to the security. Purchasing or selling securities on a forward commitment basis also involves the risk that the counterparty may fail to deliver the security or cash on the settlement date.

“Growth” Investing Risk.  Certain of the Funds may pursue a “growth style” of investing. Growth stocks can be volatile for several reasons. Since those companies usually invest a high portion of earnings in their businesses, they may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may be more expensive relative to their earnings or assets compared to value or other stocks.

High Yield Bond Risk.  Investing in high yield or junk bonds involves risks, including credit risk. The value of high yield, lower quality bonds is affected by the creditworthiness of the companies that issue the securities, general economic and specific industry conditions. Companies issuing high yield bonds are not as strong financially as those with higher credit ratings, so the bonds are usually considered speculative investments. These companies are more vulnerable to financial setbacks and recession than more creditworthy companies which may impair their ability to make interest and principal payments. Therefore, the credit risk of a Fund investing in high yield or junk bonds increases when the U.S. economy slows or enters a recession. The share price of a Fund investing in high yield or junk bonds is expected to be more volatile than the share price of a fund investing in higher quality securities, which react primarily to the general level of interest rates. In addition, the trading market for lower quality bonds may be less active and less liquid, that is, the Adviser or Sub-Adviser may not be able to sell bonds at desired prices and large purchases or sales of certain high yield bond issues can cause substantial price swings. As a result, the price at which lower quality bonds can be sold may be adversely affected and valuing such lower quality bonds can be a difficult task. Because better-quality junk bonds follow the higher grade bond market to some extent, if a Fund focuses on BB-rated bonds by S&P and Ba-rated bonds by Moody’s (i.e., better-quality junk bonds), the Fund may be more vulnerable to interest rate risk as compared to credit risk. However, if a Fund’s focus is on bonds rated B and lower by Moody’s and S&P (i.e., lower-quality junk bonds), the Fund may be more vulnerable to credit risk as compared to interest rate risk.

Interest Rate Risk.  The prices of a Fund’s fixed income investments will vary inversely with changes in interest rates. A decrease in interest rates will generally result in an increase in price of the Fund’s fixed income investments. Conversely, during periods of rising interest rates, the price of the Fund’s fixed income investments will generally decline. Longer term fixed income securities tend to experience larger changes in price than shorter term securities because they are more sensitive to interest rate changes. A portfolio with a lower average duration generally will experience less price volatility in response to changes in interest rates as compared to a portfolio with a higher duration.

Investment Risk.  An investment in the Money Market Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, there is no guarantee that the Money Market Fund will be able to do so and the Fund may experience losses with respect to its investments. Furthermore, there can be no assurance that the Adviser or its affiliates will make capital infusions into the Fund, purchase distressed Fund assets, enter into support agreements with the Fund or take other actions intended to maintain the Fund’s $1.00 share price.

Investment Style Risk.  If a Fund has large holdings in a relatively small number of companies, disappointing performance by those companies will have a more adverse impact on the Fund than would be the case with a more diversified fund. A sizable cash or fixed income position may hinder a Fund from participating fully in a strong, rapidly rising bull market.

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IPOs Risk.  IPOs are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of funds to which IPO securities are allocated increases, the number of securities issued to a Fund may decrease. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as a Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease.

Large-Cap Securities Risk.  Large-cap stocks tend to go in and out of favor based on market and economic conditions and may underperform smaller-capitalization stocks or the market as a whole. Large-cap stocks may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

Leverage Risk.  Certain Fund investments, such as futures, options, swaps and forwards, may give rise to a form of leverage. The use of leverage can amplify the effects of market volatility on a Fund’s share price and make a Fund’s returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund’s portfolio securities. The use of leverage may also cause a Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Liquidity Risk.  Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. Illiquid investments may be more difficult to value. A Fund’s investments in illiquid securities may reduce the returns of the Fund because, to meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Management Risk.  Fund performance of an actively managed Fund is primarily dependent on the Adviser or Sub-Adviser’s skill in evaluating and managing a Fund’s portfolio. An actively managed Fund is subject to the risk that the Adviser or Sub-Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the securities selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform other funds with similar objectives and investment strategies.

Market Risk.  Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of a Fund’s investments will fluctuate, which means that the Fund could lose money on its investments.

Micro-Cap Securities Risk.  Historically, small-cap stocks have been riskier than large- and mid-cap stocks. These risks are even greater for the micro-cap companies that the underlying funds may own. Micro-cap companies are followed by relatively few securities analysts and there tends to be less information about them. Their securities generally have limited trading volumes and are subject to even more abrupt, erratic price movements. Micro-cap companies are even more vulnerable to adverse business and market developments.

Mid-Cap Securities Risk.  Mid-cap stocks tend to go in and out of favor based on market and economic conditions and may underperform large-cap stocks, small-cap stocks, or the market as a whole. Stocks of mid-cap companies tend to be more volatile than those of large-cap companies because mid-cap companies tend to be more susceptible to adverse business or economic events than larger more established companies.

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Mortgage-Backed Securities Risk.  Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional fifteen- and thirty-year fixed-rate mortgages, graduated payment mortgages, adjustable rate mortgages and floating mortgages. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments, which must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a Fund’s mortgage-backed securities and, therefore, to assess the volatility risk of the Fund. The privately issued mortgage-backed securities in which a Fund may invest are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities and may bear a greater risk of nonpayment than securities that are backed by the U.S. Treasury.
Other Investment Company Risk.  When a Fund invests in another investment company, including a business development company or an ETF, the Fund indirectly pays a portion of the fees and expenses incurred by the underlying investment company. Accordingly, shareholders of the Fund will bear fees and expenses of both the Fund and, indirectly, any underlying investment companies invested in by the Fund. Therefore, it may be more costly to own an investment company than to own the underlying securities directly. The risks of owning shares of an investment company generally reflect the risks of owning the underlying securities directly. In addition, lack of liquidity in an investment company can result in its value being more volatile than the underlying portfolio securities.

Passive Investment Risk:  Certain Funds are not actively managed and instead seek to track the performance of their benchmark index. Therefore, unless a specific security is removed from the Fund’s Index, or the selling of shares of that security is otherwise required upon a rebalancing of the Index, the Fund generally would not sell a security because the security’s issuer was in financial trouble. If a specific security is removed from the Index, the Fund may be forced to sell such security at an inopportune time or price. An investment in a passively managed Fund that attempts to track the performance of an index of equity securities involves risks similar to those of investing in any equity securities traded on an exchange, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security prices. It is anticipated that the value of Fund shares will decline, more or less, in correspondence with any decline in value of the Index. An Index may not contain the appropriate mix of securities for any particular point in the business cycle of the overall economy, particular economic sectors, or narrow industries within which the commercial activities of the companies comprising the portfolio securities holdings of a Fund are conducted, and the timing of movements from one type of security to another in seeking to replicate the Index could have a negative effect on the Fund’s performance. Unlike with an actively managed fund, the Sub-Adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, a passively managed Fund’s returns could be lower than other types of mutual funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

Portfolio Turnover Risk.  A Fund may buy and sell portfolio securities actively. If it does, its portfolio turnover rate will rise, which may result in increased transaction costs, including brokerage commissions and dealer mark ups, that may lower the Fund’s performance.

Preferred Stock Risk.  Preferred stocks are nonvoting equity securities that pay a stated fixed or variable rate dividend. Due to their fixed income features, preferred stocks provide higher income potential than issuers’ common stocks, but typically are more sensitive to interest rate changes than an underlying common stock. Preferred stocks are also subject to equity market risk, which is the risk that stock prices will fluctuate and can decline and reduce the value of the Fund’s investment. The rights of preferred stocks on the distribution of a

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corporation’s assets in the event of a liquidation are generally subordinate to the rights associated with a corporation’s debt securities. Preferred stock may also be subject to prepayment risk, which is discussed below.

Prepayment and Extension Risk.  A Fund’s investments in fixed income securities are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause the Fund to hold securities paying lower-than-market rates of interest, which could hurt the Fund’s yield or share price. In addition, rising interest rates tend to extend the duration of certain fixed income securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Fund that holds these securities may exhibit additional volatility. This is known as extension risk. When interest rates decline, borrowers may pay off their fixed income securities sooner than expected. This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. This is known as prepayment risk.

Real Estate Securities Risk.  Although the Real Estate Securities Fund may not invest directly in real estate, it has a policy of concentrating its investments in securities issued by real estate companies, including REITs. As such, the Real Estate Securities Fund is subject to the risks associated with the direct ownership of real estate, and an investment in the Fund will be closely linked to the performance of the real estate markets. A Fund that invests, but does not concentrate, in securities issued by real estate companies will be subject to the risks associated with the direct ownership of real estate to a lesser extent. These risks include, among others, declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; lack of ability to access the credit or capital markets; overbuilding; extended vacancies of properties; defaults by borrowers or tenants, particularly during an economic downturn; increasing competition; increases in property taxes and operating expenses; changes in zoning laws; losses due to costs resulting from the clean-up of environmental problems; liability to third parties for damages resulting from environmental problems; casualty or condemnation losses; limitations on rents; changes in market and sub-market values and the appeal of properties to tenants; and changes in interest rates.

Redemption Risk.  The Money Market Fund may experience periods of heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. With respect to the Money Market Fund, redemptions by a few large investors in the Fund may have a significant adverse effect on the Fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.

REITs Risk.  A Fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate, which are described above. REITs are also subject to certain additional risks. Equity REITs may be affected by changes in the value of the underlying properties owned by the trusts, and mortgage REITs may be affected by the quality of any credit extended. Further, REITs are dependent upon specialized management skills and may have their investments in relatively few properties, or in a small geographic area or a single property type. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to qualify for the favorable U.S. federal income tax treatment generally available to them under the Internal Revenue Code, or fail to maintain their exemptions from registration under the Investment Company Act of 1940. The failure of a company to qualify as a REIT under federal tax law may have adverse consequences to a Fund. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments. In addition, REITs have their own expenses, and a Fund will bear a proportionate share of those expenses.

Repurchase Agreement Risk.  A repurchase agreement is an agreement under which a Fund acquires a fixed income security from a commercial bank, broker, or dealer, and simultaneously agrees to resell such security to the seller at an agreed-upon price and date (normally, the next business day). The resale price reflects an agreed-upon interest rate effective for the period the instrument is held by a Fund and is unrelated to the

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interest rate on the underlying instrument. The use of repurchase agreements involves certain risks. One risk is the seller’s ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, a Fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

Sampling Risk.  Representative sampling is a method of indexing that involves investing in a representative sample of securities in an index that collectively have a similar investment profile (risk and return factors and other key characteristics) to the index as a whole. With respect to the Index 500 Fund, Small Cap Index Fund and Developed International Index Fund, each of these Funds may not fully replicate its benchmark index and may hold securities not included in its index. As a result, these Funds are subject to the risk that the Sub-Adviser’s investment strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Because each of these Funds may utilize a sampling approach, each Fund may not track the return of its index as well as it would if the Fund purchased all of the securities in its benchmark index.

Small-Cap Securities Risk.  Historically, small-cap stocks have been riskier than large- and mid-cap stocks. Accordingly, underlying funds that invest in small-cap securities may be more volatile than underlying funds that invest in large- and mid-cap securities. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies. In addition, smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies. Further, smaller companies may have less publicly available information and, when available, it may be inaccurate or incomplete.

Tracking Error Risk.  Certain Funds seek to track the performance of their benchmark indices, although they may not be successful in doing so. The divergence between the performance of a Fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant. For example, a Fund may not invest in certain securities in its benchmark index, or match the securities’ weighting to the benchmark, due to regulatory, operational, custodial or liquidity constraints, which may result in tracking error. A Fund may attempt to offset the effects of not being invested in certain index securities by making substitute investments, but these efforts may not be successful. In addition, cash flows into and out of a Fund, operating expenses and trading costs all affect the ability of the Fund to match the performance of its benchmark index, because the benchmark index does not have to manage cash flows and does not incur any costs. It is anticipated that the correlation of a Fund’s performance to that of its index will increase as the size of the Fund grows to critical mass.

Underlying Fund Investment Risk.  The Balanced Fund and each LifeStyle Fund purchase shares of underlying funds. When these Funds invest in an underlying fund, in addition to directly bearing the expenses associated with their own operations, they will bear a pro rata portion of the underlying fund’s expenses. The value of your investment in these Funds is based primarily on the prices of the underlying funds that these Funds purchase. In turn, the price of each underlying fund is based on the value of its securities. Before investing in the Balanced Fund or a LifeStyle Fund, investors should assess the risks associated with the underlying funds in which these Funds may invest and the types of investments made by those underlying funds. Each Fund’s exposure to a particular risk will be proportionate to such Fund’s overall asset allocation and underlying fund allocation.

Direct Investment Risk.  Each of these Funds may invest a portion of its assets directly in equity and fixed income securities and cash equivalents, including money market securities. The Fund’s direct investment in these securities is subject to the same or similar risks as those described for an underlying fund’s investment in the same security, and such risks are summarized above.

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Unseasoned Company Risk.  Unseasoned companies are relatively new companies in the early stages of development. Unseasoned companies do not have an established financial history. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in larger companies with an established operating record. Unseasoned companies may have limited liquidity, which can result in higher or lower prices for their securities than might otherwise be the case. Unseasoned companies may also be dependent on a smaller number of products or services and lack substantive capital reserves.

U.S. Government Securities Risk.  Some of the U.S. government securities that the Funds invest in are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Securities such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks are supported by limited lines of credit maintained by their issuers with the U.S. Treasury. Others, such as obligations issued by the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the Funds own do not extend to shares of the Funds.

“Value” Investing Risk.  Certain of the Funds may pursue a “value style” of investing. Value investing focuses on companies whose stocks appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If the Adviser’s (or Sub-Adviser’s) assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

Warrant Risk.  A warrant is a security that gives the holder the right, but not the obligation, to subscribe for newly created equity issues of the issuing company or a related company at a fixed price either on a certain date or during a set period. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company.

MANAGEMENT

Investment Adviser

Independence Capital Management, Inc.  ICMI serves as investment adviser to each of the Funds. ICMI is a wholly-owned subsidiary of Penn Mutual, a life insurance company that has been in the insurance and investment business since the late 1800s. Penn Mutual and its subsidiaries currently have assets under management of over $81 billion. ICMI was organized in June 1989 and its office is located at 600 Dresher Road, Horsham, Pennsylvania 19044. As of December 31, 2013, ICMI serves as investment adviser for approximately $7.6 billion of investment assets.

ICMI provides day-to-day portfolio management services for the Money Market, Limited Maturity Bond, Quality Bond, Balanced, Aggressive Allocation, Moderately Aggressive Allocation, Moderate Allocation, Moderately Conservative Allocation, and Conservative Allocation Funds.

Peter M. Sherman, President and Portfolio Manager of ICMI, is a co-manager for the Money Market, Limited Maturity Bond, Quality Bond, Balanced, Aggressive Allocation, Moderately Aggressive Allocation, Moderate Allocation, Moderately Conservative Allocation, and Conservative Allocation Funds. Mr. Sherman, with over 34 years of investment experience, also serves as Executive Vice President and Chief Investment Officer of Penn Mutual where he has worked since 1996.

Keith G. Huckerby, Vice President of ICMI, is a co-manager for the Balanced, Aggressive Allocation, Moderately Aggressive Allocation, Moderate Allocation, Moderately Conservative Allocation, and Conservative Allocation

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Funds. Mr. Huckerby, with over 19 years in the investment management industry, also serves as Assistant Vice President of Penn Mutual where he has worked since 1994.

Zhiwei Ren, Managing Director, Portfolio Manager of ICMI, is a co-manager for the Money Market, Limited Maturity Bond and Quality Bond Funds. Mr. Ren, with over 10 years of investment experience, also serves as Managing Director, Portfolio Manager of Penn Mutual, where he has worked since 2011. Prior to Penn Mutual, Mr. Ren worked for three years as a Director of Quantitative Research at Genworth Financial and for two years as an Investment Managing Consultant at Aflac.

In addition, ICMI provides investment advisory services to the High Yield Bond, Flexibly Managed, Large Growth Stock, Large Cap Value, Large Cap Growth, Index 500, Mid Cap Growth, Mid Cap Value, Mid Core Value, Small Cap Value, Small Cap Growth, International Equity, Real Estate Securities, Large Core Growth, Large Core Value, SMID Cap Growth, SMID Cap Value, Emerging Markets Equity, Small Cap Index and Developed International Index Funds through sub-advisers that are selected to manage the Funds.

Manager of Managers Structure.  ICMI serves as “manager of managers” for each of the sub-advised Funds. This means that shareholders of each Fund have authorized ICMI, subject to the supervision and approval of the Company’s Board of Directors, to hire and terminate unaffiliated sub-advisers without shareholder approval. ICMI remains responsible for the performance of the Funds, as it recommends hiring or replacing sub-advisers to the Company’s Board of Directors. Each sub-adviser makes investment decisions for the Fund it manages. ICMI oversees each sub-adviser to monitor compliance with the Fund’s investment policies and guidelines and adherence to its investment style.

In its capacity as “manager of managers,” ICMI currently has hired sub-advisers to manage the assets of the High Yield Bond, Flexibly Managed, Large Growth Stock, Large Cap Value, Large Cap Growth, Large Core Growth, Large Core Value, Index 500, Mid Cap Growth, Mid Cap Value, Mid Core Value, Small Cap Value, Small Cap Growth, International Equity, Real Estate Securities, SMID Cap Growth, SMID Cap Value, Small Cap Index, Developed International Index and Emerging Markets Equity Funds. While ICMI currently directly manages the assets of the Money Market, Quality Bond, Limited Maturity Bond, Balanced, Aggressive Allocation, Moderately Aggressive Allocation, Moderate Allocation, Moderately Conservative Allocation, and Conservative Allocation Funds, it may hire sub-advisers to manage the assets of these Funds in the future without shareholder approval.

Sub-Advisers

AllianceBernstein L.P.  AllianceBernstein L.P. (“AllianceBernstein”) is sub-adviser to the SMID Cap Value Fund. As sub-adviser, AllianceBernstein provides day-to-day portfolio management services to the Fund. AllianceBernstein is a Delaware limited partnership of which AllianceBernstein Corporation, an indirect wholly-owned subsidiary of AXA Financial, Inc. (“AXA Financial”), is a general partner. AXA Financial is a wholly-owned subsidiary of AXA. AllianceBernstein’s principal place of business is located at 1345 Avenue of the Americas, New York, New York 10105. As of December 31, 2013, AllianceBernstein’s assets under management totaled $451 billion.

The SMID Cap Value Fund is managed by the Small/Mid Cap Value Senior Investment Management Team, which is comprised of James MacGregor, Andrew Weiner and Joseph Gerard Paul. Mr. MacGregor joined AllianceBernstein in 1998 and is currently the Chief Investment Officer — Small and Mid Cap Value Equities and Chief Investment Officer — Canadian Value. Mr. Weiner joined AllianceBernstein in 1997 and is currently Director of Research — Small and Mid Cap Value Equities. Mr. Paul joined AllianceBernstein in 1987 and is Co-Chief Investment Officer — US Large Cap Value Equities, Chief Investment Officer — North American Value Equities, and Global Head of Diversified Value Services.

American Century Investment Management, Inc.  American Century Investment Management, Inc. (“American Century”) serves as sub-adviser to the Mid Core Value Fund and performs day-to-day investment management services for the Fund. American Century has been managing mutual funds since 1958 and is headquartered at

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4500 Main Street, Kansas City, Missouri 64111. As of December 31, 2013, American Century had approximately $139.2 billion assets under management.

American Century uses a team of portfolio managers and analysts to manage the Fund. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the Fund as they see fit, guided by the Fund’s investment objective and strategy. Each team member is jointly and primarily responsible for the day-to-day management of the Fund.

Phillip N. Davidson, Chief Investment Officer – U.S. Value Equity, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the Fund since 2013. He joined American Century Investments in 1993 as a portfolio manager. He has a bachelor’s degree in finance and an M.B.A. from Illinois State University. He is a CFA charterholder.

Michael Liss, Vice President and Senior Portfolio Manager, has been a member of the team that manages the Fund since 2013. He joined American Century Investments in 1998 and became a portfolio manager in 2004. He has a bachelor’s degree in accounting and finance from Albright College and an M.B.A. in finance from Indiana University. He is a CFA charterholder and a CPA.

Kevin Toney, Vice President and Senior Portfolio Manager, has been a member of the team that manages the Fund since 2013. He joined American Century Investments in 1999 and became a portfolio manager in 2006. He has a bachelor’s degree in commerce from the University of Virginia and an M.B.A. from The Wharton School at the University of Pennsylvania. He is a CFA charterholder.

Brian Woglom, Vice President and Portfolio Manager, has been a member of the team that manages the Fund since 2013. He joined American Century Investments in 2005 as an investment analyst and became a portfolio manager in 2012. He has a bachelor’s degree from Amherst College and an M.B.A. from the Ross School of Business, University of Michigan. He is a CFA charterholder.

Cohen & Steers Capital Management, Inc.  Cohen & Steers Capital Management, Inc. (“Cohen & Steers”), a registered investment adviser, located at 280 Park Avenue, New York, New York 10017, is the sub-adviser to the Real Estate Securities Fund. As sub-adviser, Cohen & Steers provides day-to-day portfolio management services to the Fund. Cohen & Steers is a wholly-owned subsidiary of Cohen & Steers, Inc., a publicly traded company whose common stock is listed on the NYSE under the symbol “CNS.” As of December 31, 2013, Cohen & Steers managed $45.9 billion in assets. Cohen & Steers was formed in 1986 and its current clients include pension plans of leading corporations, endowment funds and investment companies, including each of the open-end and closed-end Cohen & Steers funds.

Cohen & Steers utilizes a team-based approach in managing the Fund. Joseph M. Harvey is the leader of this team. Jon Cheigh and Thomas Bohjalian direct and supervise the execution of the Fund’s investment strategy.

Mr. Harvey joined Cohen & Steers in 1992 and currently serves as President and Chief Investment Officer of Cohen & Steers and President of CNS. Mr. Cheigh joined Cohen & Steers in 2005 and currently serves as an Executive Vice President of Cohen & Steers and CNS, and head of the global real estate investment team of Cohen & Steers. Prior to May 2012, he served as a Senior Vice President of Cohen & Steers and CNS. Prior to joining Cohen & Steers, Mr. Cheigh was a Vice President and Senior Research Analyst for Security Capital Group. Mr. Bohjalian joined Cohen & Steers in 2002 and currently serves as Executive Vice President of Cohen & Steers and CNS, and head of the U.S. real estate investment team of Cohen & Steers. Prior to May 2012, he served as Senior Vice President of Cohen & Steers and CNS. Prior to joining Cohen & Steers, Mr. Bohjalian was a vice president and REIT Analyst at AEW Capital Management. Mr. Yablon joined Cohen & Steers in 2004 and currently serves as a Senior Vice President of CNS.

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Eaton Vance Management.  Eaton Vance Management (“Eaton Vance”) is sub-adviser to the Large Core Value Fund. As sub-adviser, Eaton Vance provides day-to-day portfolio services to the Fund. Its principal place of business is located at Two International Place, Boston, MA 02110. Eaton Vance is a wholly-owned subsidiary of Eaton Vance Corp., a Maryland corporation and publicly-held holding company. As of December 31, 2013, Eaton Vance and its subsidiaries managed over $280 billion on behalf of mutual funds, institutional clients and individuals.

Michael R. Mach is a Vice President of Eaton Vance and leads the portfolio management team of Eaton Vance’s Large-Cap Value Equity strategy. Mr. Mach has been with Eaton Vance since 1999 and manages other Eaton Vance portfolios. The other members of the portfolio management team are Matthew F. Beaudry, John D. Crowley and Stephen J. Kaszynski (all since December 2009). Each is a Vice President of Eaton Vance and has been managing other Eaton Vance portfolios for more than five years.

Goldman Sachs Asset Management, L.P.  Goldman Sachs Asset Management, L.P. (“GSAM”) is sub-adviser to the Small Cap Value Fund. As sub-adviser, GSAM provides day-to-day portfolio management services to the Fund. GSAM is located at 200 West Street, New York, New York 10282-2198 and was registered as an investment adviser in 1990. GSAM is a wholly-owned direct and indirect subsidiary of The Goldman Sachs Group, Inc. GSAM serves as investment manager for a wide range of clients including pension funds, foundations and insurance companies and individual investors. GSAM, along with units of the Investment Management Division of Goldman, Sachs & Co., managed approximately $807.6 billion in assets as of December 31, 2013. GSAM’s U.S. Value Team is responsible for the day-to-day management of the Fund.

GSAM’s portfolio managers, aided by research analysts, are organized by industry, focusing on a particular area of expertise. While the entire team debates investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides primarily with the portfolio manager responsible for that particular industry.

Co-lead Portfolio Managers Robert Crystal and Sally Pope Davis oversee the portfolio construction monitoring and investment research for the small cap value strategy.

Sally Pope Davis, Managing Director, is a portfolio manager for the US Value Equity Team, where she has broad research responsibilities and oversees the portfolio construction and investment research for the firm’s Small Cap Value Strategy. Prior to joining GSAM in 2001, Sally was a Relationship Manager for two years in Private Wealth Management. Previously, she was a sell-side Bank Analyst for ten years in the Goldman Sachs Investment Research Department. Sally has 33 years of industry experience. She graduated Summa Cum Laude with a BS in Finance from the University of Connecticut and received her M.B.A. from the University of Chicago Graduate School of Business.

Robert Crystal, Managing Director, is a portfolio manager on the US Value Equity Team, where he has broad research responsibilities and oversees the portfolio construction and investment research for the firm’s Small Cap Value Strategy. Before joining GSAM, Rob was a Director at Brant Point Capital Management LLC. Rob has 17 years of industry experience. He received his B.A. from the University of Richmond and his M.B.A. from Vanderbilt University. Rob joined the Value Team in March of 2006.

Sean A. Butkus, Vice President, is a portfolio manager on the US Value Equity Team, where he has broad research responsibilities across the value strategies. Sean joined GSAM in 2004. Previously, he worked on the Business Planning Team of the Investment Management Division at Goldman Sachs, providing analytical support and offering strategic advice to the division’s management team. Before joining Goldman Sachs, he worked at Arthur Andersen LLP. Sean has 16 years of industry experience. He received a BS in Natural Science and Accounting from Muhlenberg College and an M.B.A. in Finance from the Wharton School of Business at the University of Pennsylvania.

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Ivy Investment Management Company.  Ivy Investment Management Company (“Ivy”) is sub-adviser to the Mid Cap Growth Fund. As sub-adviser, Ivy provides investment management services to the Fund. Ivy is located at 6300 Lamar Avenue, Overland Park, Kansas 66202. Ivy operates as a wholly owned, direct subsidiary of Waddell & Reed Financial, Inc. (“Waddell & Reed”). Waddell & Reed traces its investment heritage back to 1937. The firm is focused on asset management and distribution of investment products. As of December 31, 2013, Waddell & Reed, and its affiliates, had approximately $126.5 billion in assets under management.

Kimberly A. Scott is responsible for the day-to-day portfolio management of the Mid Cap Growth Fund. Ms. Scott has been a Senior Vice President of Ivy since 2004 and portfolio manager of the Ivy Mid Cap Growth Fund since January 2001. Ms. Scott has over 26 years of investment experience.

Janus Capital Management LLC.  Janus Capital Management LLC (“Janus”) is sub-adviser to the Small Cap Growth Fund. As sub-adviser, Janus provides day-to-day portfolio management services to the Fund. Janus is located at 151 Detroit Street, Denver, Colorado 80206-4805. Janus is a wholly owned subsidiary of Janus Capital Group, Inc. (“JCGI”). As of December 31, 2013, JCGI had approximately $173.9 billion assets under management.

Janus (together with its predecessors) has served as investment adviser to Janus mutual funds since 1970 and currently serves as investment adviser to all of the Janus funds, acts as sub-adviser for a number of private-label mutual funds, and provides separate account advisory services for institutional accounts and other unregistered products.

Jonathan D. Coleman is the Head of Growth and Equity at Janus and is Portfolio Manager of Janus Triton Fund, which he has managed since May 2013. Mr. Coleman is also Portfolio Manager of other Janus accounts. He joined Janus in 1994 as a research analyst. Mr. Coleman holds a Bachelor’s degree in Political Economy and Spanish from Williams College, where he was a member of Phi Beta Kappa. As a Fulbright Fellow, he conducted research on economic integration in Central America. Mr. Coleman holds the Chartered Financial Analyst designation.

Loomis, Sayles & Company, L.P.  Loomis, Sayles & Company, L.P. (“Loomis Sayles”) is sub-adviser to the Large Cap Value Fund. As sub-adviser, Loomis Sayles provides day-to-day portfolio management services to the Fund. Loomis Sayles is located at One Financial Center, Boston, Massachusetts 02111. Loomis Sayles is owned by Natixis Global Asset Management, L.P. (“Natixis US”). Natixis US is part of Natixis Global Asset Management, an international asset management group based in Paris, France, that is in turn owned by Natixis, a French investment banking and financial services firm. Natixis is principally owned by BPCE, France’s second largest banking group. BPCE is owned by banks comprising two autonomous and complementary retail banking networks consisting of the Caisse d’Epargne regional savings banks and the Banque Populaire regional cooperative banks. As of December 31, 2013, Loomis Sayles managed approximately $199.8 billion in assets.

Warren N. Koontz, Jr., CIC CFA is a Vice President of Loomis Sayles and a portfolio manager for its large cap value group. Mr. Koontz also serves as Chief Investment Officer of Loomis Sayles’ large cap value strategy. Mr. Koontz joined Loomis Sayles in 1995. Mr. Koontz received a B.S. and an M.B.A. from The Ohio State University.

Arthur Barry, CFA is a Vice President of Loomis Sayles and a portfolio manager for its large cap value group. Mr. Barry joined Loomis Sayles in 2005. Mr. Barry received a B.S. from Lehigh University and an M.B.A. from Carnegie Mellon University.

Massachusetts Financial Services Company.  Massachusetts Financial Services Company (“MFS”), commonly known as MFS Investment Management, is sub-adviser to the Large Cap Growth Fund. As sub-adviser, MFS provides investment management services to the Fund. MFS is located at 111 Huntington Avenue, Boston, Massachusetts, 02199. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings Inc., which in turn is an indirect majority owned subsidiary of Sun Life Financial, Inc. (a diversified financial services company). As of December 31, 2013, net assets under management of the MFS organization were approximately $412 billion.

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Jeffrey C. Constantino is responsible for the day-to-day portfolio management of the Large Cap Growth Fund. Mr. Constantino is an Investment Officer of MFS. He has been employed in the investment area of MFS since 2000 and has been a portfolio manager since 2005.

Morgan Stanley Investment Management Inc.  Morgan Stanley Investment Management Inc. (“MSIM”) is sub-adviser to the Emerging Markets Equity Fund. As sub-adviser, MSIM provides day-to-day portfolio management services to the Fund. MSIM is a wholly owned subsidiary Morgan Stanley, a preeminent global financial services firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. MSIM has engaged its affiliate, Morgan Stanley Investment Management Company (“MSIM Company”), located at 23 Church Street, #16-01 Capital Square, Singapore 049481, to provide certain sub-advisory services to the Fund. In addition, MSIM has engaged its affiliate, Morgan Stanley Investment Management Limited (“MSIM Limited”), located at 25 Cabot Square, Canary Wharf, London E14 4QA, England, to provide certain sub-advisory services to the Fund. MSIM, together with its affiliated asset management companies, had more than $373 billion in assets under management or supervision as of December 31, 2013. MSIM Company and MSIM Limited are each indirect wholly-owned subsidiaries of Morgan Stanley. MSIM’s principal office is located at 522 Fifth Avenue, New York, New York 10036.

The Fund is managed within MSIM’s Emerging Markets Equity team. The team works collaboratively when making portfolio decisions. Current members of the team who are jointly and primarily responsible for the day-to-day management of the Fund are: Ruchir Sharma, Paul Psaila, Eric Carlson, Gaite Ali, Munib Madni, Samuel Rhee and Ana Cristina Piedrahita. The Emerging Markets Equity Team is comprised of dedicated portfolio managers/analysts that have extensive experience in analyzing emerging markets equity securities for investors.

Ruchir Sharma is a Managing Director of MSIM. Mr. Sharma is the lead portfolio manager and is responsible for overall portfolio performance and construction. Mr. Sharma focuses on country allocation, relying heavily on input from the regional co-portfolio manager teams who are responsible for stock selection for their respective regions. Portfolio managers generally specialize by region, with the exception of a few specialized groups focusing on specific sector. Mr. Sharma has been with MSIM in an investment management capacity since October 1996.

Paul Psaila, a Managing Director of MSIM, has been associated with MSIM in an investment management capacity since 1994. Eric Carlson, a Managing Director of MSIM Company, has been associated with MSIM Company in an investment management capacity since September 1997. Gaite Ali, a Managing Director of MSIM, has been associated with MSIM in an investment management capacity since September 2007. Munib Madni, a Managing Director of MSIM Company, has been associated with MSIM Company in an investment management capacity since February 2005. Samuel Rhee, a Managing Director of MSIM Company, has been associated with MSIM Company in an investment management capacity since July 2005. Ana Cristina Piedrahita, an Executive Director of MSIM Limited, has been associated with MSIM Limited in an investment management capacity since January 2002.

Neuberger Berman Management LLC.  Neuberger Berman Management LLC (“Neuberger Berman”) is sub-adviser to the Mid Cap Value Fund. As sub-adviser, Neuberger Berman provides investment management services to the Fund. Neuberger Berman is located at 605 Third Avenue, 2nd Floor, New York, New York, 10158. As of December 31, 2013, Neuberger Berman and its affiliates had approximately $242 billion in assets under management. Neuberger Berman is a wholly-owned subsidiary of Neuberger Berman Holdings LLC.

Michael C. Greene is a Managing Director of Neuberger Berman and Neuberger Berman LLC. Mr. Greene joined the firm in 2008. He has been the portfolio manager of the Fund since December 2011. Prior to joining the firm, Mr. Greene was chief executive officer and chief investment officer since 1999 at another investment adviser that was acquired by Neuberger Berman in 2008.

SSgA Funds Management, Inc.  SSgA Funds Management, Inc. (“SSgA FM”) is sub-adviser to the Small Cap Index Fund, Developed International Index Fund and Index 500 Fund. As sub-adviser, SSgA FM provides day-to-day

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portfolio management services to the Funds. Its principal place of business is located at State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111. SSgA FM is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940 and is a wholly owned subsidiary of State Street Corporation (“State Street”), a publicly held bank holding company. As of December 31, 2013, SSgA FM had approximately $334.95 billion in assets under management. SSgA FM and other advisory affiliates of State Street make up State Street Global Advisors (“SSgA”), the investment management arm of State Street. As of December 31, 2013, SSgA had approximately $2.34 trillion in assets under management.

Lynn Blake is an Executive Vice President of SSgA FM and CIO of Global Equity Beta Solutions. In this capacity, Ms. Blake oversees a team of 60 portfolio managers globally, and more than 1,000 portfolios with assets in excess of $1.1 Trillion across all equity index and advanced beta strategies. Ms. Blake also oversees SSgA’s Corporate Governance and Global Proxy Voting as well as the Company Stock Group which manages fiduciary transactions and company stock investments, including company stock ownership and 401K plans. In addition, Ms. Blake is a member of the firm’s Executive Management Group and serves on the SSgA Fiduciary Committee, the Investment Committee, and the IT Steering Committee. Prior to her current role, Ms. Blake was head of non-U.S. markets of passive equities, responsible for overseeing the management of all non-U.S. equity index strategies, as well as serving as portfolio manager for several equity index portfolios.

John Tucker is a Senior Managing Director of SSgA FM and Co-Head of Passive Equity Strategies in North America. Mr. Tucker is responsible for overseeing the management of all equity index strategies and exchange traded funds managed in North America. Mr. Tucker is a member of the Senior Leadership Team. Previously, Mr. Tucker was head of the Structured Products group in SSgA’s London office, where he was responsible for the management of all index strategies in SSgA’s second largest investment center. Mr. Tucker received a BA from Trinity College and an MS in Finance from Boston College. He has also earned the Chartered Financial Analyst designation and is a member of the Boston Security Analysts Society and the CFA Institute. In addition, Mr. Tucker is a member of The Russell Index Client Advisory Board and The S&P U.S. Index Advisory Panel. He joined State Street in 1988.

T. Rowe Price Associates, Inc.  T. Rowe Price Associates, Inc. (“Price Associates”) is sub-adviser to the Flexibly Managed, High Yield Bond and Large Growth Stock Funds. As sub-adviser, Price Associates provides day-to-day portfolio management services to the Funds. Price Associates was incorporated in 1947 as successor to the investment counseling firm founded by the late Mr. Thomas Rowe Price, Jr. in 1937. T. Rowe Price Group, Inc. owns 100% of the stock of Price Associates. Its corporate home office is located at 100 East Pratt Street, Baltimore, Maryland, 21202. Price Associates serves as investment adviser to a variety of individual and institutional investors accounts, including other mutual funds. As of December 31, 2013, Price Associates and its affiliates managed more than $692.4 billion of assets for individual and institutional investors, retirement plans and financial intermediaries.

David Giroux is Chairman of the Investment Advisory Committee for the Flexibly Managed Fund. Mr. Giroux is a Vice President of T. Rowe Price Group, Inc., and Price Associates, and a Portfolio Manager in the Equity Division. Prior to joining the firm in 1998, he worked as a Commercial Credit Analyst with Hillsdale National Bank. He earned a B.A. in finance and political economy, magna cum laude, from Hillsdale College. David has also earned the Chartered Financial Analyst accreditation.

Mark J. Vaselkiv is Chairman of the Investment Advisory Committee for the High Yield Bond Fund. He is a Vice President of T. Rowe Price Group, Inc., and Price Associates, and a Portfolio Manager in the Fixed Income Group, heading taxable high-yield bond management. Prior to joining the firm in 1988, Mark was employed as a Vice President, analyzing and trading high-yield debt securities for Shenkman Capital Management, Inc., New York, and a Private Placement Credit Analyst in the Capital Markets Group of Prudential Insurance Company. Mark earned a B.A. in Political Science from Wheaton College, Illinois, and an M.B.A. in finance from New York University.

Joseph B. Fath is Chairman of the Investment Advisory Committee for the Large Growth Stock Fund. He is Vice President of T. Rowe Price Group, Inc. and Price Associates, and a Portfolio Manager in the Equity Division. He

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joined the firm as an equity research analyst in 2002 and has over 13 years of investment experience. Since 2008, he has assisted other Price Associates portfolio managers in the management of the firm’s U.S. large-cap growth strategies. Mr. Fath earned a B.S. in Accounting from the University of Illinois at Urbana-Champaign and an M.B.A. from the Wharton School, University of Pennsylvania. He has also earned his certified public accountant accreditation.

Vontobel Asset Management, Inc.  Vontobel Asset Management, Inc. (“Vontobel”) is sub-adviser to the International Equity Fund. As sub-adviser, Vontobel provides day-to-day portfolio services to the Fund. Vontobel is a wholly-owned subsidiary of Vontobel Holding AG, and an affiliate of Bank Vontobel AG, one of the largest private banks and brokerage firms in Switzerland. Its principal place of business is located at 1540 Broadway, 38th Floor, New York, NY 10036. As of December 31, 2013, Vontobel managed assets of over $44 billion, a substantial part of which was invested outside of the United States. The Vontobel group of companies has investments in excess of $180 billion under management.

Rajiv Jain is responsible for the day-to-day investment management of the International Equity Fund. Mr. Jain is a Managing Director of Vontobel, having joined Vontobel in November of 1994 as an equity analyst and Associate Manager of Vontobel’s global equity portfolios.

Wells Capital Management Incorporated.  Wells Capital Management Incorporated (“WellsCap”) is sub-adviser to the Large Core Growth Fund and SMID Cap Growth Fund. As sub-adviser, WellsCap provides day-to-day portfolio management services to the Funds. WellsCap is located at 525 Market Street, 10th Floor, San Francisco, California, 94105. WellsCap is a wholly-owned subsidiary of Wells Fargo Bank, N.A., which in turn is indirectly wholly-owned by Wells Fargo & Company, a diversified financial services company. As of December 31, 2013, WellsCap and its affiliates had approximately $357.1 billion in assets under management.

The Large Core Growth Fund is managed by an investment team led by Thomas J. Pence, CFA and Michael T. Smith, CFA. Mr. Pence is managing director and senior portfolio manager for the Fundamental Growth Equity team at WellsCap. He has oversight and portfolio management responsibility for the team’s Fundamental Small to Mid, Mid Capitalization, Large Capitalization and Large Capitalization Select and All Capitalization growth portfolios. Mr. Pence has earned the right to use the CFA designation. Mr. Smith serves as a co-portfolio manager for all of the Fundamental team’s portfolios including the Large Core Growth Fund. He joined WellsCap from Strong Capital Management, having joined Strong in 2000. Mr. Smith has earned the right to use the CFA designation.

The SMID Cap Growth Fund is managed by an investment team led by Thomas J. Pence, CFA, Michael T. Smith, CFA, and Christopher Warner, CFA. Mr. Pence is managing director and senior portfolio manager for the Fundamental Growth Equity team at WellsCap. Mr. Pence has oversight and portfolio management responsibility for the team’s Fundamental Small to Mid, Mid Capitalization, Large Capitalization and Large Capitalization Select and All Capitalization growth portfolios. Mr. Smith and Mr. Warner are co-portfolio managers at WellsCap and have responsibility for the Fundamental Growth team’s Fundamental Small to Mid Capitalization portfolios. Mr. Smith joined WellsCap from Strong Capital Management, having joined Strong in 2000. Mr. Warner joined WellsCap from a sell side research associate position at Citigroup in 2007 and was recently appointed co-portfolio manager for the strategy. All three managers have earned the right to use the CFA designation.

Expenses and Limitations

Each Fund bears all of the expenses of its operations other than those incurred by the Adviser and its Sub-Adviser under the investment advisory agreement and investment sub-advisory agreements and those incurred by Penn Mutual under its administrative and corporate services agreement. In particular, each Fund pays investment advisory fees, administrator’s fees, including shareholder servicing fees and expenses, custodian and accounting fees and expenses, legal and auditing fees, expenses of printing and mailing prospectuses and shareholder reports, registration fees and expenses, proxy and annual meeting expenses, and Directors’ fees and expenses.

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Acquired Fund Fees and Expenses (“AFFE”) reflect the estimated amount of fees and expenses that were incurred indirectly by a Fund through its investments in other investment companies and, with respect to the Balanced Fund and the Penn Series LifeStyle Funds, the underlying Penn Series Funds, during the most recent fiscal year. Actual AFFE indirectly borne by a Fund will vary each year with changes in the allocation of the Fund’s assets among the other investment companies and/or underlying Penn Series Funds and with other events that directly affect the operating expenses of the other investment companies and the underlying Penn Series Funds, such as changes to a fund’s management fees and/or expense limitations.

The Adviser and Penn Mutual have contractually agreed to waive fees and/or reimburse expenses to the extent a Fund’s total expense ratio (excluding nonrecurring account fees, fees on portfolio transactions, such as exchange fees, dividends and interest on securities sold short, fees and Acquired Fund Fees and Expenses, service fees, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other non-routine expenses or extraordinary expenses not incurred in the ordinary course of the Fund’s business) exceeds the expense limitation for the Fund. Notwithstanding the foregoing, Acquired Fund Fees and Expenses shall be included when calculating the Balanced Fund’s total expense ratio.

The contractual expense limitations for the Funds are as follows:

Fund	Expense Limitation	Fund	Expense Limitation
Money Market	0.64%*	SMID Cap Growth	1.07%
Limited Maturity Bond	0.74%	SMID Cap Value	1.26%
Quality Bond	0.73%	Small Cap Growth	1.13%
High Yield Bond	0.92%	Small Cap Value	1.02%
Flexibly Managed	0.94%	Small Cap Index	0.74%
Balanced	0.79%	Developed International Index	0.94%
Large Growth Stock	1.02%	International Equity	1.20%
Large Cap Growth	0.89%	Emerging Markets Equity	1.78%
Large Core Growth	0.90%	Real Estate Securities	1.02%
Large Cap Value	0.96%	Aggressive Allocation	0.40%
Large Core Value	0.96%	Moderately Aggressive Allocation	0.34%
Index 500	0.42%	Moderate Allocation	0.34%
Mid Cap Growth	1.00%	Moderately Conservative Allocation	0.35%
Mid Cap Value	0.83%	Conservative Allocation	0.38%
Mid Core Value	1.11%

*	The Money Market Fund’s actual total operating expenses for the most recent year were less than the amount shown above because ICMI and Penn Mutual voluntarily waived and/or reimbursed expenses to the extent necessary to maintain the Fund’s net yield at a certain level as determined by Penn Mutual and ICMI. Penn Mutual and ICMI may recapture from the Fund any of these expenses or fees they have waived and/or reimbursed until the third anniversary of the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recapture could negatively affect the Fund’s future yield. During the prior fiscal year, the Money Market Fund did not reimburse ICMI or Penn Mutual for previously waived or reimbursed fees and expenses.

Under the expense limitation agreement among Penn Mutual, ICMI and the Company, on behalf of each Fund, Penn Mutual and ICMI will waive their fees and/or reimburse expenses for the entirety of any excess above a Fund’s expense limitation. Further, under the expense limitation agreement, to the extent Penn Mutual and ICMI do not have an obligation to waive fees or reimburse expenses of a Fund (e.g., the Fund is operating at or below its expense limitation), Penn Mutual and ICMI may seek reimbursement from the Fund for amounts previously waived or reimbursed by Penn Mutual and ICMI, if any, during the Fund’s preceding three fiscal years. Penn Mutual and ICMI, however, shall not be entitled to any reimbursement that would cause the Fund to exceed its expense limitation.

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The expense limitation agreement may be terminated by a majority vote of the Company’s Board of Directors for any reason and at any time. The agreement may also be terminated, effective as of the close of business on April 30, 2015, by the Adviser and Penn Mutual, upon at least sixty days’ prior written notice or such shorter notice period as approved by a majority vote of the Company’s Board of Directors and Independent Directors voting separately. Unless terminated, this agreement will continue in effect from year to year for successive one-year periods.

For the year ended December 31, 2013, each of the following Funds paid ICMI an investment advisory fee based on its average daily assets, at the following annual rate:

Fund	Fee	Fund	Fee
Money Market	0.18%*	SMID Cap Growth	0.75%
Limited Maturity Bond	0.30%*	SMID Cap Value	0.95%
Quality Bond	0.31%*	Small Cap Growth	0.75%
High Yield Bond	0.50%*	Small Cap Value	0.85%*
Flexibly Managed	0.60%*	Small Cap Index	0.30%
Large Growth Stock	0.63%*	Developed International Index	0.30%
Large Cap Growth	0.55%	International Equity	0.85%*
Large Core Growth	0.60%	Emerging Markets Equity	1.18%
Large Cap Value	0.60%*	Real Estate Securities	0.70%
Large Core Value	0.60%*	Aggressive Allocation	0.10%*
Index 500	0.07%*	Moderately Aggressive Allocation	0.10%*
Mid Cap Growth	0.70%	Moderate Allocation	0.10%*
Mid Cap Value	0.55%	Moderately Conservative Allocation	0.10%*
Mid Core Value	0.72%	Conservative Allocation	0.10%*

*	For each of the Funds, ICMI expects to receive a fee based on its average daily assets, as approved by shareholders of the Fund on February 13, 2014, at the following annual rate:

Fund	Fee	Fund	Fee
Money Market	0.33%	Index 500	0.13%
Limited Maturity Bond	0.46%	Small Cap Value	0.72%
Quality Bond	0.44%	International Equity	0.85%
High Yield Bond	0.56%	Aggressive Allocation	0.12%
Flexibly Managed	0.70%	Moderately Aggressive Allocation	0.12%
Large Growth Stock	0.72%	Moderate Allocation	0.12%
Large Cap Value	0.67%	Moderately Conservative Allocation	0.12%
Large Core Value	0.67%	Conservative Allocation	0.12%

ICMI pays the Sub-Advisers out of the investment advisory fee it receives.

ICMI does not receive a fee for the services it performs for the Balanced Fund. However, ICMI is entitled to receive an annual management fee from each of the underlying funds in which the Balanced Fund invests.

A discussion regarding the basis for the Board of Directors’ approval of the investment advisory agreements for each Fund is available in the Funds’ June 30, 2013 Semi-Annual Report, which covers the period of January 1, 2013 to June 30, 2013. A discussion regarding the basis for the Board of Directors’ approval of the amended investment advisory agreement referenced herein is expected to be available in the Funds’ June 30, 2014 Semi-Annual Report, which covers the period of January 1, 2014 to June 30, 2014. A discussion regarding the basis for the Board of Directors’ approval of the investment sub-advisory agreements for each Fund, except the Mid Cap Growth Fund, is available in the Funds’ June 30, 2013 Semi-Annual Report. A discussion regarding the basis for the Board of Directors’ approval of the investment sub-advisory agreement for the Mid Cap Growth Fund is expected to be available in the Funds’ June 30, 2014 Semi-Annual Report.

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ACCOUNT POLICIES

Purchasing and Selling Fund Shares

Shares are offered on each day that the New York Stock Exchange (“NYSE”) is open for business (a “Business Day”).

The Funds offer their shares only to Penn Mutual and its subsidiary, PIA, for Separate Accounts they establish to fund variable contracts. Penn Mutual or PIA purchases or redeems shares of the Funds based on, among other things, the amount of net premium payments allocated to the investment option selected by the contract owner. Each payment is allocated to the subaccount of the Separate Account, transferred from one subaccount to another, or, in some cases, transferred from the fixed account option to a subaccount of the Separate Account. The product prospectus describes how contract owners may allocate, transfer within and/or withdraw amounts from their variable contracts.

The price per share will be the net asset value per share (“NAV”) next determined after receipt of the purchase order. NAV for one share is the value of that share’s portion of all of the assets in a Fund. Each Fund, except the Money Market Fund, determines its NAV as of the close of business of the NYSE (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business. The NAV will not be calculated on days when the NYSE is closed. The NAV may not be calculated or there may be a delay in calculating the NAV if: (i) the NYSE is closed on a day other than a regular holiday or weekend, (ii) trading on the NYSE is restricted, (iii) an emergency exists (as determined by the SEC), making the sale of investments or determinations of NAV not practicable, or (iv) the SEC permits a delay for the protection of shareholders. Foreign exchanges and markets may permit trading in foreign securities on days when the NAV is not calculated for the portfolio, which may result in a portfolio’s investments being impacted when you are unable to purchase or redeem shares.

For more information regarding NAV calculation, please turn to the “How the Funds Calculate NAV” section in this Prospectus.

Frequent Trading Policies & Risks

The Funds are available only as investment options for certain variable contracts issued by Penn Mutual and its subsidiary, PIA (collectively, the “Insurance Company”). The Funds are intended for long-term investment through these variable contracts, and not as short-term trading vehicles. Accordingly, variable contract owners that intend to use market timing investment strategies or make frequent transfers should not choose the Funds as investment options under their variable contracts.

The trading activity of individual contract owners generally is not known to the Funds because, on a daily basis, the Insurance Company aggregates the trading orders of its contract owners and submits net purchase or redemption orders to each Fund. As a result, the Funds’ ability to monitor the purchase, redemption, and exchange transactions of contract owners is severely limited. Consequently, the Funds rely on the Insurance Company, as the Issuer and Administrator of the variable contracts, to monitor contract owner transaction activity involving the Funds. Because the Funds are available only through variable contracts issued by the Insurance Company, and because the Funds rely on the Insurance Company to apply limitations on trading activity, the Company’s Board of Directors has not adopted separate policies and procedures for the Funds with respect to frequent trading. However, because the Insurance Company serves as an Administrator to the Funds, the Board reviews on a periodic basis the Insurance Company’s monitoring activities relating to policies and procedures surrounding frequent trading.

However, despite the efforts by the Insurance Company, there is no guarantee that the Funds or Insurance Company will be able to identify individual contract owners who may be engaging in frequent trading in the Funds. As a result, the Funds cannot assure that the Insurance Company and the Funds will be able to prevent all instances of frequent trading of Fund shares. The Funds do, however, reserve the right to reject any purchase order at any time.

PENN SERIES FUNDS, INC.

If frequent trading does occur, it could adversely affect the Funds, their long-term shareholders and ultimately contract owners. Frequent trading can reduce the long-term returns of a Fund by: increasing costs paid by the Fund (such as brokerage commissions); disrupting the Fund’s portfolio management strategies; and requiring the Fund to maintain higher cash balances to meet redemption requests. Frequent trading also can have the effect of diluting the value of the shares of long-term shareholders in cases in which fluctuations in markets are not fully priced into the Fund’s NAV.

With respect to a Fund that invests in foreign securities that trade primarily on markets that close prior to the time the Fund determines its NAV, frequent trading may have a greater potential to dilute the value of the Fund’s shares as compared to a fund investing in U.S. securities. In instances where a significant event that affects the value of one or more foreign securities held by the Fund takes place after the close of the primary foreign market, but before the time that the Fund determines its NAV, certain investors may seek to take advantage of the fact that there will be a delay in the adjustment of the market price for a security caused by this event until the foreign market reopens (sometimes referred to as “price” or “time zone” arbitrage). This type of arbitrage may dilute the value of the Fund’s shares if the prices of the Fund’s foreign securities do not reflect their fair value. The Company has procedures designed to determine the fair value of foreign securities for purposes of calculating its NAV when such an event has occurred. However, because fair value pricing involves judgments which are inherently subjective, the use of fair value pricing may not always eliminate the risk of price arbitrage. Like all mutual funds that invest in foreign securities, the International Equity, Large Growth Stock, Flexibly Managed, Large Cap Value, Small Cap Value, Large Core Growth, Large Core Value, SMID Cap Value, Developed International Index, Emerging Markets Equity and Real Estate Securities Funds may be susceptible to the risks described above because they may invest a portion of their assets in such securities.

In addition, a Fund that invests in small/mid cap securities or high yield debt securities, which often trade in lower volumes and may be less liquid, may be more susceptible to the risks posed by frequent trading because frequent transactions in the Fund’s shares may have a greater impact on the market prices of these types of securities. Like all mutual funds that invest in small/mid cap securities, the Small Cap Growth, Small Cap Value, SMID Cap Value, SMID Cap Growth, Small Cap Index, Mid Cap Growth, Mid Cap Value, Mid Core Value, Emerging Markets Equity, and Real Estate Securities Funds may be susceptible to the risks described above because they invest in such securities. The Limited Maturity Bond, Quality Bond, High Yield Bond, Flexibly Managed, Large Cap Value, and Emerging Markets Equity Funds invest in high yield bonds and, therefore, they, like other mutual funds investing in such securities, also may be susceptible to the risks described above.

Please see the variable contract prospectuses for more information about frequent trading and related risks.

How the Funds Calculate NAV

In calculating NAV, the Funds (except for the Money Market Fund) generally value their portfolio securities at their market prices. If market prices are not readily available or they are determined to be unreliable, the Funds may determine fair value prices using methods approved by the Board of Directors. The Funds’ determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that a Fund assigns to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

Although the Funds primarily value stocks of U.S. companies traded on U.S. exchanges at their market prices, there may be limited circumstances in which a Fund would price securities at fair value — for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Fund calculated its NAV. In valuing underlying fund investments, the Funds use the NAVs reported by the underlying funds.

With respect to any non-U.S. securities held by a Fund, the Fund may take factors influencing specific markets or issuers into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities

PENN SERIES FUNDS, INC.

owned by the Fund may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time the Fund prices its shares, the value the Fund assigns to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. In determining fair value prices, the Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

Debt and fixed income securities are valued by recognized independent third-party valuation services, employing evaluation methodologies that utilize actual market transactions, broker-dealer supplied valuations, and matrix pricing. Matrix pricing for corporate bonds, floating rate notes, municipal securities and U.S. government and government agency obligations considers yield or price of bonds of comparable quality, coupon, maturity and type and, for asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities, also considers prepayment speed assumptions and attributes and performance of the underlying collateral.

The Money Market Fund values its assets by the amortized cost method, which approximates market value, pursuant to procedures approved by the Board of Directors. More information about the valuation of the Money Market Fund’s holdings and the amortized cost method can be found in the SAI.

Fund portfolio securities that are listed on foreign exchanges may trade on weekends or other days when the Funds do not calculate NAV. As a result, the value of these Funds’ investments may change on days when you cannot purchase or sell Fund shares.

Portfolio Holdings Information

Penn Series makes available quarterly on Penn Mutual’s website (www.pennmutual.com) a Quarterly Fund Summary (“Fund Summary”), which includes certain portfolio holdings information for each Fund. To find the Fund Summary for each Fund, click on the “Performance and Rates” tab on Penn Mutual’s website, then click on the “Fund Summaries” tab, select the Fund Class (Large Cap Funds, Small Cap Funds, Index Funds, etc.) under “Penn Mutual’s Investment Options,” then choose a Fund to view the Fund Summary. The Fund Summary includes each Fund’s Adviser/Sub-Adviser, investment objective, investment matrix, and other investment information (e.g., top holdings and, as applicable, information regarding a Fund’s asset and sector allocation, property types, and/or bond quality). The Fund Summary is made publicly available 60 days after the end of each quarter. The Fund Summary generally remains accessible at least until the Company files its Form N-CSR or N-Q with the SEC for the period that includes the date as of which the website information is current (expected to be at least three months).

With respect to the Money Market Fund, Penn Mutual’s website (www.pennmutal.com) includes a list of all the Fund’s portfolio holdings and certain attributes of (a) the Fund’s portfolio holdings, such as issuer, CUSIP, coupon rate, maturity date, final legal maturity date, a general category of the instrument, amortized cost value and principal amount, and (b) the Fund’s portfolio, such as the Fund’s dollar-weighted average portfolio maturity and dollar-weighted average life. This information is provided as of the last business day of each month, and can be found by clicking on the “Performance and Rates” tab on Penn Mutual’s website, then clicking on the “Penn Series Money Market” link under the Performance Reports section. The monthly Money Market Fund information generally remains accessible on the website for a period of at least six months from its posting date.

A description of the Funds’ policy and procedures with respect to the circumstances under which the Funds disclose their portfolio securities is available in the Statement of Additional Information (“SAI”).

Dividends and Distributions

The Funds distribute their net investment income annually as dividends and make distributions of net realized capital gains, if any, at least annually except for distributions from the Money Market Fund, which will be made

PENN SERIES FUNDS, INC.

monthly. Dividends and distributions from a Fund (other than consent dividends) will be automatically reinvested in shares of that Fund unless the shareholder (Penn Mutual or PIA) elects to receive distributions in cash.

Taxes

Below is a summary of some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change. The Funds expect that all net investment income and net realized capital gains of the Funds will be distributed for each taxable year and that the Funds will not pay federal income taxes. The Funds may utilize consent dividends to satisfy their distribution obligations. The Funds do not expect to be subject to federal excise taxes with respect to undistributed income.

Special tax rules apply to life insurance companies and variable contracts. Net investment income and net realized capital gains that the Funds distribute are not currently taxable to owners of variable contracts when left to accumulate in the contracts or under a qualified pension or retirement plan.

For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Funds and federal income taxation of owners of variable contracts, refer to the variable contract prospectus.

Because each investor’s tax circumstances are unique and the tax laws may change, you should consult your tax advisor about the federal, state, local and foreign income tax consequences applicable to your investment. More information about taxes is included in the SAI.

PENN SERIES FUNDS, INC.

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Funds’ financial performance for the past five years, or, if shorter, the period of a Fund’s operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. The information provided has been derived from the Fund’s financial statements which have been audited by KPMG LLP (“KPMG”), an independent registered public accounting firm. The KPMG report, along with each Fund’s financial statements and related notes thereto, for each such period appear in the Penn Mutual Variable Products Annual Reports for the period ended December 31, 2013 (“Annual Reports”). You can obtain the Annual Reports at no charge by calling 1-800-523-0650. The total return information shown does not reflect expenses that apply to the separate account or the related variable contracts. Inclusion of these charges would reduce the total return figures for all periods shown.

MONEY MARKET FUND

For a share outstanding throughout each period

	Year Ended December 31,
	2013		2012		2011		2010		2009
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00

Income from investment operations:
Net investment income (loss)	—	(a)	—	(a)	—	(a)	—	(a)	—	(a)

Total from investment operations	—		—		—		—		—

Less distributions:
Net investment income	—	(a)	—	(a)	—	(a)	—	(a)	—	(a)

Total distributions	—		—		—		—		—

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00

Total return[1]	0.01%		0.01%		0.01%		0.01%		0.44%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$124,881		$141,725		$154,213		$139,988		$168,500

Ratio of net expenses to average net assets	0.16%		0.22%		0.22%		0.33%		0.43%

Ratio of total expenses to average net assets	0.48%		0.49%		0.49%		0.47%		0.48%

Ratio of net investment income (loss) to average net assets	0.01%		0.01%		0.01%		0.01%		0.47%

[1]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented.

(a)	Distributions were less than one penny per share.

PENN SERIES FUNDS, INC.

FINANCIAL HIGHLIGHTS

LIMITED MATURITY BOND FUND

For a share outstanding throughout each period

	Year Ended December 31,
	2013	2012	2011	2010	2009
Net asset value, beginning of period	$11.49	$11.42	$11.17	$10.76	$10.57

Income from investment operations:
Net investment income (loss)	0.05	0.09	0.13	0.17	0.23
Net realized and unrealized gain (loss) on investment transactions	(0.06)	(0.02)	0.12	0.24	(0.04)

Total from investment operations	(0.01)	0.07	0.25	0.41	0.19

Net asset value, end of period	$11.48	$11.49	$11.42	$11.17	$10.76

Total return[1]	(0.09% )	0.61%	2.24%	3.71%	1.89%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$243,667	$202,385	$174,290	$152,447	$111,501

Ratio of total expenses to average net assets	0.57%	0.57%	0.58%	0.58%	0.60%

Ratio of net investment income (loss) to average net assets	0.60%	0.81%	1.14%	1.56%	2.20%

Portfolio turnover rate	50%	31%	50%	38%	64%

[1]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented.

PENN SERIES FUNDS, INC.

FINANCIAL HIGHLIGHTS

QUALITY BOND FUND

For a share outstanding throughout each period

	Year Ended December 31,
	2013	2012	2011	2010	2009
Net asset value, beginning of period	$13.14	$12.73	$11.56	$10.90	$10.36

Income from investment operations:
Net investment income (loss)	0.25	0.27	0.32	0.28	0.36
Net realized and unrealized gain (loss) on investment transactions	(0.64)	0.14	0.85	0.38	0.26

Total from investment operations	(0.39)	0.41	1.17	0.66	0.62

Less distributions:
Net investment income	—	—	—	—	— (a)
Net realized gains	—	—	—	—	(0.08)

Total distributions	—	—	—	—	(0.08)

Net asset value, end of period	$12.75	$13.14	$12.73	$11.56	$10.90

Total return[1]	(2.97% )	3.22%	10.12%	6.06%	6.02%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$546,759	$568,400	$477,606	$418,957	$327,724

Ratio of total expenses to average net assets	0.56%	0.56%	0.57%	0.58%	0.61%

Ratio of net investment income (loss) to average net assets	1.91%	2.06%	2.62%	2.48%	3.38%

Portfolio turnover rate	47%	32%	44%	69%	87%

[1]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented.

(a)	Distributions were less than one penny per share.

PENN SERIES FUNDS, INC.

FINANCIAL HIGHLIGHTS

HIGH YIELD BOND FUND

For a share outstanding throughout each period

	Year Ended December 31,
	2013	2012	2011	2010	2009
Net asset value, beginning of period	$9.99	$8.72	$8.46	$7.41	$5.05

Income (loss) from investment operations:
Net investment income (loss)	0.62	0.61	0.62	0.61	0.56
Net realized and unrealized gain (loss) on investment transactions	0.17	0.66	(0.36)	0.44	1.80

Total from investment operations	0.79	1.27	0.26	1.05	2.36

Net asset value, end of period	$10.78	$9.99	$8.72	$8.46	$7.41

Total return[1]	7.91%	14.56%	3.07%	14.17%	46.44%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$188,788	$179,720	$141,290	$131,682	$103,574

Ratio of total expenses to average net assets	0.82%	0.82%	0.83%	0.85%	0.87%

Ratio of net investment income (loss) to average net assets	5.96%	6.52%	7.16%	7.73%	8.97%

Portfolio turnover rate	68%	69%	58%	61%	59%

[1]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented.

PENN SERIES FUNDS, INC.

FINANCIAL HIGHLIGHTS

FLEXIBLY MANAGED FUND

For a share outstanding throughout each period

	Year Ended December 31,
	2013	2012	2011	2010	2009
Net asset value, beginning of period	$29.22	$25.46	$24.71	$21.69	$16.33

Income (loss) from investment operations:
Net investment income (loss)	0.34	0.44	0.40	0.35	0.41
Net realized and unrealized gain (loss) on investment transactions	6.16	3.32	0.35	2.67	4.95

Total from investment operations	6.50	3.76	0.75	3.02	5.36

Less distributions:
Net investment income	—	—	—	—	—	(a)
Net realized gains	—	—	—	—	—

Total distributions	—	—	—	—	—

Net asset value, end of period	$35.72	$29.22	$25.46	$24.71	$21.69

Total return[1]	22.25%	14.77%	3.04%	13.92%	32.92%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$2,685,504	$2,010,412	$1,655,254	$1,583,104	$1,286,902

Ratio of total expenses to average net assets	0.83%	0.84%	0.84%	0.85%	0.85%

Ratio of net investment income (loss) to average net assets	1.04%	1.59%	1.60%	1.55%	2.22%

Portfolio turnover rate	63%	65%	83%	67%	89%

[1]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented. Total returns may reflect adjustments to conform with generally accepted accounting principles.

(a)	Distributions were less than one penny per share.

PENN SERIES FUNDS, INC.

FINANCIAL HIGHLIGHTS

BALANCED FUND

For a share outstanding throughout each period

	Year Ended December 31,
	2013		2012		2011		2010		2009
Net asset value, beginning of period	$12.60		$11.40		$10.80		$9.67		$8.19

Income (loss) from investment operations:
Net investment income (loss)	(0.03)		(0.02)		(0.02)		(0.02)		(0.01)
Capital gain distributions received from affiliated funds	—		—		—		—		0.03
Net realized and unrealized gain (loss) on investment transactions	2.14		1.22		0.62		1.15		1.46

Total from investment operations	2.11		1.20		0.60		1.13		1.48

Net asset value, end of period	$14.71		$12.60		$11.40		$10.80		$9.67

Total return[1]	16.75%		10.53%		5.56%		11.69%		18.07%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$78,642		$71,601		$65,342		$64,311		$60,114

Ratio of net expenses to average net assets[2]	0.20%		0.19%		0.18%		0.18%		0.17%

Ratio of total expenses to average net assets[2]	0.22%		0.23%		0.24%		0.24%		0.24%

Ratio of net investment income (loss) to average net assets	(0.20%	)	(0.19%	)	(0.18%	)	(0.18%	)	(0.17%	)

Portfolio turnover rate	16%		15%		17%		18%		19%

[1]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented.

[2]	The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.

PENN SERIES FUNDS, INC.

FINANCIAL HIGHLIGHTS

LARGE GROWTH STOCK FUND

For a share outstanding throughout each period

	Year Ended December 31,
	2013		2012	2011	2010		2009
Net asset value, beginning of period	$18.05		$15.20	$15.44	$13.22		$9.25

Income (loss) from investment operations:
Net investment income (loss)	(0.04)		0.01	(0.03)	(0.02)		—	(a)
Net realized and unrealized gain (loss) on investment transactions	7.10		2.84	(0.21)	2.24		3.97

Total from investment operations	7.06		2.85	(0.24)	2.22		3.97

Less distributions:
Net investment income	—		—	—	—		—	(a)

Total distributions	—		—	—	—		—

Net asset value, end of period	$25.11		$18.05	$15.20	$15.44		$13.22

Total return[1]	39.11%		18.75%	(1.55% )	16.79%		42.93%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$262,358		$210,999	$176,692	$174,372		$143,167

Ratio of total expenses to average net assets	0.90%		0.91%	0.93%	0.94%		0.97%

Ratio of net investment income (loss) to average net assets	(0.21%	)	0.03%	(0.19% )	(0.18%	)	0.02%

Portfolio turnover rate	36%		35%	33%	43%		58%

[1]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented.

(a)	Distributions and net investment income were less than one penny per share.

PENN SERIES FUNDS, INC.

FINANCIAL HIGHLIGHTS

LARGE CAP GROWTH FUND

For a share outstanding throughout each period

	Year Ended December 31,
	2013	2012	2011	2010		2009
Net asset value, beginning of period	$9.57	$8.68	$9.31	$8.28		$6.02

Income (loss) from investment operations:
Net investment income (loss)	0.04	0.01	(0.02)	(0.01)		0.02
Net realized and unrealized gain (loss) on investment transactions	2.17	0.88	(0.61)	1.04		2.24

Total from investment operations	2.21	0.89	(0.63)	1.03		2.26

Net asset value, end of period	$11.78	$9.57	$8.68	$9.31		$8.28

Total return[1]	23.09%	10.25%	(6.77% )	12.44%		37.54%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$54,762	$29,751	$37,465	$33,542		$27,870

Ratio of net expenses to average net assets	0.90%	0.90%	0.96%	1.00%		1.00%

Ratio of total expenses to average net assets	0.90%	0.90%	0.96%	1.00%		1.12%

Ratio of net investment income (loss) to average net assets	0.40%	0.06%	(0.25% )	(0.10%	)	0.22%

Portfolio turnover rate	107%	97%	153%	176%		121%

[1]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented.

PENN SERIES FUNDS, INC.

FINANCIAL HIGHLIGHTS

LARGE CORE GROWTH FUND

For a share outstanding throughout each period

	Year Ended December 31,
	2013		2012	2011	2010		2009
Net asset value, beginning of period	$10.79		$9.29	$9.78	$8.34		$6.14

Income (loss) from investment operations:
Net investment income (loss)	(0.01)		0.02	(0.01)	—		0.03
Net realized and unrealized gain (loss) on investment transactions	4.10		1.48	(0.48)	1.44		2.17

Total from investment operations	4.09		1.50	(0.49)	1.44		2.20

Less distributions:
Net investment income	—		—	—	—		—	(a)

Total distributions	—		—	—	—		—

Net asset value, end of period	$14.88		$10.79	$9.29	$9.78		$8.34

Total return[1]	37.91%		16.15%	(5.01% )	17.27%		35.89%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$127,757		$106,053	$100,397	$123,153		$126,510

Ratio of net expenses to average net assets	0.88%		0.89%	0.90%	0.71%		0.64%

Ratio of total expenses to average net assets	0.88%		0.89%	0.90%	0.85%		0.86%

Ratio of net investment income (loss) to average net assets	(0.08%	)	0.17%	(0.11% )	(0.01%	)	0.50%

Portfolio turnover rate	109%		105%	115%	115%		155%

[1]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented.

(a)	Distributions were less than one penny per share.

PENN SERIES FUNDS, INC.

FINANCIAL HIGHLIGHTS

LARGE CAP VALUE FUND

For a share outstanding throughout each period

	Year Ended December 31,
	2013	2012	2011	2010	2009
Net asset value, beginning of period	$15.66	$13.83	$14.47	$12.60	$9.43

Income (loss) from investment operations:
Net investment income (loss)	0.21	0.20	0.18	0.11	0.16
Net realized and unrealized gain (loss) on investment transactions	4.99	1.63	(0.82)	1.76	3.01

Total from investment operations	5.20	1.83	(0.64)	1.87	3.17

Net asset value, end of period	$20.86	$15.66	$13.83	$14.47	$12.60

Total return[1]	33.21%	13.23%	(4.42% )	14.84%	33.62%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$217,351	$166,955	$166,056	$167,918	$143,038

Ratio of total expenses to average net assets	0.87%	0.88%	0.89%	0.89%	0.90%

Ratio of net investment income (loss) to average net assets	1.16%	1.32%	1.24%	0.86%	1.53%

Portfolio turnover rate	186%	90%	87%	112%	120%

[1]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented.

PENN SERIES FUNDS, INC.

FINANCIAL HIGHLIGHTS

LARGE CORE VALUE FUND

For a share outstanding throughout each period

	Year Ended December 31,
	2013	2012	2011	2010	2009
Net asset value, beginning of period	$10.31	$8.92	$9.31	$8.43	$7.22

Income (loss) from investment operations:
Net investment income (loss)	0.15	0.16	0.14	0.12	0.14
Net realized and unrealized gain (loss) on investment transactions	2.92	1.23	(0.53)	0.76	1.07

Total from investment operations	3.07	1.39	(0.39)	0.88	1.21

Net asset value, end of period	$13.38	$10.31	$8.92	$9.31	$8.43

Total return[1,2]	29.78%	15.58%	(4.19% )	10.44%	16.76%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$185,630	$158,589	$143,147	$158.985	$149,973

Ratio of net expenses to average net assets	0.87%	0.88%	0.89%	0.61%	0.54%

Ratio of total expenses to average net assets	0.87%	0.88%	0.89%	0.75%	0.75%

Ratio of net investment income (loss) to average net assets	1.25%	1.64%	1.52%	1.46%	1.94%

Portfolio turnover rate	59%	38%	51%	35%	62%

[1]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented.

[2]

The Fund’s total return calculation includes a reimbursement by the sub-adviser. Excluding the effect of this reimbursement from the Fund’s ending net asset value per share, total return for the year ended December 31, 2013 would have been 29.58%.

PENN SERIES FUNDS, INC.

FINANCIAL HIGHLIGHTS

INDEX 500 FUND

For a share outstanding throughout each period

	Year Ended December 31,
	2013	2012	2011	2010	2009
Net asset value, beginning of period	$10.70	$9.25	$9.09	$7.92	$6.28

Income (loss) from investment operations:
Net investment income (loss)	0.21	0.20	0.16	0.14	0.13
Net realized and unrealized gain (loss) on investment transactions	3.20	1.25	—	1.03	1.51

Total from investment operations	3.41	1.45	0.16	1.17	1.64

Net asset value, end of period	$14.11	$10.70	$9.25	$9.09	$7.92

Total return[1]	31.87%	15.68%	1.76%	14.77%	26.11%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$398,537	$312,146	$267,009	$263,724	$249,284

Ratio of net expenses to average net assets	0.34%	0.34%	0.35%	0.35%	0.35%

Ratio of total expenses to average net assets	0.34%	0.34%	0.36%	0.36%	0.37%

Ratio of net investment income (loss) to average net assets	1.72%	1.93%	1.71%	1.68%	1.97%

Portfolio turnover rate	8%	4%	4%	5%	6%

[1]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented.

PENN SERIES FUNDS, INC.

FINANCIAL HIGHLIGHTS

MID CAP GROWTH FUND

For a share outstanding throughout each period

	Year Ended December 31,
	2013		2012		2011	2010		2009
Net asset value, beginning of period	$9.94		$9.37		$10.16	$8.01		$5.42

Income (loss) from investment operations:
Net investment income (loss)	(0.06)		(0.01)		(0.04)	(0.01)		(0.01)
Net realized and unrealized gain (loss) on investment transactions	3.71		0.58		(0.75)	2.16		2.60

Total from investment operations	3.65		0.57		(0.79)	2.15		2.59

Net asset value, end of period	$13.59		$9.94		$9.37	$10.16		$8.01

Total return[1]	36.72%		6.08%		(7.78% )	26.84%		47.79%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$120,563		$101,293		$99,083	$107,064		$82,895

Ratio of net expenses to average net assets	0.99%		1.00%		1.00%	1.00%		1.00%

Ratio of total expenses to average net assets	0.99%		1.00%		1.00%	1.00%		1.01%

Ratio of net investment income (loss) to average net assets	(0.49%	)	(0.12%	)	(0.42% )	(0.14%	)	(0.22%	)

Portfolio turnover rate	80%		129%		110%	106%		102%

[1]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented.

PENN SERIES FUNDS, INC.

FINANCIAL HIGHLIGHTS

MID CAP VALUE FUND

For a share outstanding throughout each period

	Year Ended December 31,
	2013	2012	2011	2010	2009
Net asset value, beginning of period	$13.59	$11.80	$12.59	$10.01	$6.81

Income (loss) from investment operations:
Net investment income (loss)	0.19	0.19	0.09	0.08	0.05
Net realized and unrealized gain (loss) on investment transactions	4.73	1.60	(0.88)	2.50	3.15

Total from investment operations	4.92	1.79	(0.79)	2.58	3.20

Net asset value, end of period	$18.51	$13.59	$11.80	$12.59	$10.01

Total return[1]	36.20%	15.17%	(6.27% )	25.77%	46.99%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$172,994	$124,651	$97,048	$119,231	$92,662

Ratio of total expenses to average net assets	0.82%	0.84%	0.84%	0.84%	0.85%

Ratio of net investment income (loss) to average net assets	1.21%	1.49%	0.70%	0.71%	0.69%

Portfolio turnover rate	43%	43%	106%	37%	43%

[1]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented.

PENN SERIES FUNDS, INC.

FINANCIAL HIGHLIGHTS

MID CORE VALUE FUND

For a share outstanding throughout each period

	Year Ended December 31,
	2013	2012	2011	2010	2009
Net asset value, beginning of period	$11.87	$10.37	$10.75	$8.57	$6.80

Income (loss) from investment operations:
Net investment income (loss)	0.14	0.08	0.03	0.05	0.03
Net realized and unrealized gain (loss) on investment transactions	3.32	1.42	(0.41)	2.13	1.74

Total from investment operations	3.46	1.50	(0.38)	2.18	1.77

Net asset value, end of period	$15.33	$11.87	$10.37	$10.75	$8.57

Total return[1]	29.15%	14.46%	(3.53% )	25.44%	26.03%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$71,874	$57,168	$60,179	$52,723	$40,508

Ratio of total expenses to average net assets	1.08%	1.08%	1.08%	1.11%	1.20%

Ratio of net investment income (loss) to average net assets	0.97%	0.68%	0.29%	0.49%	0.43%

Portfolio turnover rate	166%	75%	51%	75%	116%

[1]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented.

PENN SERIES FUNDS, INC.

FINANCIAL HIGHLIGHTS

SMID CAP GROWTH FUND

For a share outstanding throughout each period

	Year Ended December 31,
	2013		2012		2011	2010		2009
Net asset value, beginning of period	$13.75		$11.92		$12.51	$10.01		$6.51

Income (loss) from investment operations:
Net investment income (loss)	(0.10)		(0.06)		(0.09)	(0.04)		(0.04)
Net realized and unrealized gain (loss) on investment transactions	5.99		1.89		(0.50)	2.54		3.54

Total from investment operations	5.89		1.83		(0.59)	2.50		3.50

Net asset value, end of period	$19.64		$13.75		$11.92	$12.51		$10.01

Total return[1]	42.84%		15.35%		(4.72% )	24.85%		54.15%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$63,627		$40,578		$26,996	$25,263		$21,806

Ratio of net expenses to average net assets	1.05%		1.05%		1.05%	1.05%		1.05%

Ratio of total expenses to average net assets	1.07%		1.12%		1.13%	1.23%		1.41%

Ratio of net investment income (loss) to average net assets	(0.61%	)	(0.46%	)	(0.77% )	(0.36%	)	(0.43%	)

Portfolio turnover rate	90%		95%		160%	95%		65%

[1]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented.

PENN SERIES FUNDS, INC.

FINANCIAL HIGHLIGHTS

SMID CAP VALUE FUND

For a share outstanding throughout each period

	Year Ended December 31,
	2013	2012	2011	2010	2009
Net asset value, beginning of period	$13.87	$11.66	$12.56	$9.90	$6.80

Income (loss) from investment operations:
Net investment income (loss)	0.07	0.07	0.03	0.02	0.02
Net realized and unrealized gain (loss) on investment transactions	5.20	2.14	(0.93)	2.64	3.08

Total from investment operations	5.27	2.21	(0.90)	2.66	3.10

Net asset value, end of period	$19.14	$13.87	$11.66	$12.56	$9.90

Total return[1]	38.00%	18.95%	(7.17% )	26.87%	45.59%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$63,544	$43,575	$32,949	$26,766	$21,142

Ratio of net expenses to average net assets	1.14%	1.14%	1.14%	1.14%	1.14%

Ratio of total expenses to average net assets	1.25%	1.27%	1.31%	1.36%	1.52%

Ratio of net investment income (loss) to average net assets	0.41%	0.51%	0.27%	0.22%	0.30%

Portfolio turnover rate	58%	52%	69%	81%	49%

[1]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented.

PENN SERIES FUNDS, INC.

FINANCIAL HIGHLIGHTS

SMALL CAP GROWTH FUND

For a share outstanding throughout each period

	Year Ended December 31,
	2013		2012		2011	2010		2009
Net asset value, beginning of period	$19.20		$18.16		$20.43	$17.15		$10.81

Income (loss) from investment operations:
Net investment income (loss)	(0.11)		(0.18)		(0.15)	(0.08)		(0.09)
Net realized and unrealized gain (loss) on investment transactions	7.33		1.22		(2.12)	3.36		6.43

Total from investment operations	7.22		1.04		(2.27)	3.28		6.34

Net asset value, end of period	$26.42		$19.20		$18.16	$20.43		$17.15

Total return[1]	37.60%		5.73%		(11.11% )	19.13%		58.65%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$89,539		$77,720		$78,447	$88,184		$76,180

Ratio of total expenses to average net assets	1.07%		1.10%		1.08%	1.08%		1.11%

Ratio of net investment income (loss) to average net assets	(0.50%	)	(0.92%	)	(0.71% )	(0.45%	)	(0.67%	)

Portfolio turnover rate	143%		103%		125%	125%		163%

[1]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented.

PENN SERIES FUNDS, INC.

FINANCIAL HIGHLIGHTS

SMALL CAP VALUE FUND

For a share outstanding throughout each period

	Year Ended December 31,
	2013	2012	2011	2010	2009
Net asset value, beginning of period	$18.83	$16.21	$16.07	$12.68	$9.99

Income (loss) from investment operations:
Net investment income (loss)	0.10	0.24	0.08	0.11	0.09
Net realized and unrealized gain (loss) on investment transactions	7.23	2.38	0.06	3.28	2.60

Total from investment operations	7.33	2.62	0.14	3.39	2.69

Net asset value, end of period	$26.16	$18.83	$16.21	$16.07	$12.68

Total return[1]	38.93%	16.16%	0.87%	26.74%	26.93%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$238,772	$175,841	$159,365	$163,354	$132,952

Ratio of net expenses to average net assets	1.14%	1.15%	1.15%	1.15%	1.15%

Ratio of total expenses to average net assets	1.14%	1.15%	1.15%	1.15%	1.17%

Ratio of net investment income (loss) to average net assets	0.46%	1.36%	0.51%	0.80%	0.86%

Portfolio turnover rate	59%	50%	47%	49%	60%

[1]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented.

PENN SERIES FUNDS, INC.

FINANCIAL HIGHLIGHTS

SMALL CAP INDEX FUND

For a share outstanding throughout each period

	Year Ended December 31,
	2013	2012	2011	2010	2009
Net asset value, beginning of period	$12.22	$10.58	$11.08	$8.78	$6.96

Income (loss) from investment operations:
Net investment income (loss)	0.10	0.16	0.08	0.08	0.07
Net realized and unrealized gain (loss) on investment transactions	4.56	1.48	(0.58)	2.22	1.75

Total from investment operations	4.66	1.64	(0.50)	2.30	1.82

Net asset value, end of period	$16.88	$12.22	$10.58	$11.08	$8.78

Total return[1]	38.13%	15.50%	(4.51% )	26.20%	26.15%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$64,860	$42,443	$29,202	$23,950	$21,431

Ratio of net expenses to average net assets	0.55%	0.55%	0.55%	0.55%	0.55%

Ratio of total expenses to average net assets	0.71%	0.70%	0.91%	1.30%	2.01%

Ratio of net investment income (loss) to average net assets	0.71%	1.42%	0.70%	0.89%	0.94%

Portfolio turnover rate	17%	18%	18%	56%	22%

[1]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented.

PENN SERIES FUNDS, INC.

FINANCIAL HIGHLIGHTS

DEVELOPED INTERNATIONAL INDEX FUND

For a share outstanding throughout each period

	Year Ended December 31,
	2013	2012	2011	2010	2009
Net asset value, beginning of period	$10.15	$8.59	$9.83	$9.15	$7.12

Income (loss) from investment operations:
Net investment income (loss)	0.28	0.25	0.27	0.20	0.18
Net realized and unrealized gain (loss) on investment transactions	1.86	1.31	(1.51)	0.48	1.85

Total from investment operations	2.14	1.56	(1.24)	0.68	2.03

Less distributions:
Net investment income	—	—	—	—	—	(a)

Total distributions	—	—	—	—	—

Net asset value, end of period	$12.29	$10.15	$8.59	$9.83	$9.15

Total return[1]	21.08%	18.16%	(12.61% )	7.43%	28.52%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$103,233	$89,786	$61,858	$55,800	$38,491

Ratio of net expenses to average net assets	0.59%	0.59%	0.59%	0.59%	0.59%

Ratio of total expenses to average net assets	0.92%	1.00%	1.01%	1.21%	2.15%

Ratio of net investment income (loss) to average net assets	2.50%	2.73%	2.80%	2.27%	2.27%

Portfolio turnover rate	9%	2%	1%	6%	1%

[1]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented.

(a)	Distributions were less than one penny per share.

PENN SERIES FUNDS, INC.

FINANCIAL HIGHLIGHTS

INTERNATIONAL EQUITY FUND

For a share outstanding throughout each period

	Year Ended December 31,
	2013	2012	2011	2010	2009
Net asset value, beginning of period	$21.44	$17.71	$17.55	$15.80	$13.12

Income (loss) from investment operations:
Net investment income (loss)	0.24	0.25	0.35	0.29	0.26
Net realized and unrealized gain (loss) on investment transactions	1.04	3.48	(0.19)	1.46	2.58

Total from investment operations	1.28	3.73	0.16	1.75	2.84

Less distributions:
Net investment income	—	—	—	—	(0.16)
Net realized gains	—	—	—	—	—

Total distributions	—	—	—	—	(0.16)

Net asset value, end of period	$22.72	$21.44	$17.71	$17.55	$15.80

Total return[1]	5.97%	21.06%	0.91%	11.08%	21.74%
Ratios/Supplemental data:
Net assets, end of period (in thousands)	$378,189	$348,599	$309,920	$320,108	$270,907

Ratio of total expenses to average net assets	1.17%	1.17%	1.20%	1.24%	1.27%

Ratio of net investment income (loss) to average net assets	1.09%	1.30%	1.95%	1.77%	1.89%

Portfolio turnover rate	34%	43%	30%	34%	48%

[1]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented.

PENN SERIES FUNDS, INC.

FINANCIAL HIGHLIGHTS

EMERGING MARKETS EQUITY FUND

For a share outstanding throughout each period

	Year Ended December 31,
	2013	2012	2011	2010	2009
Net asset value, beginning of period	$11.53	$9.64	$11.82	$9.92	$5.99

Income (loss) from investment operations:
Net investment income (loss)	0.03	0.03	0.07	0.02	0.03
Net realized and unrealized gain (loss) on investment transactions	(0.16)	1.86	(2.25)	1.88	3.90

Total from investment operations	(0.13)	1.89	(2.18)	1.90	3.93

Less distributions:
Net investment income	—	—	—	—	—	(a)

Total distributions	—	—	—	—	—

Net asset value, end of period	$11.40	$11.53	$9.64	$11.82	$9.92

Total return[1]	(1.13% )	19.61%	(18.44% )	19.15%	65.64%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$163,179	$152,858	$121,066	$141,853	$102,834

Ratio of net expenses to average net assets	1.68%	1.68%	1.68%	1.62%	1.58%

Ratio of total expenses to average net assets	1.82%	1.72%	1.91%	2.07%	2.20%

Ratio of net investment income (loss) to average net assets	0.25%	0.31%	0.63%	0.21%	0.37%

Portfolio turnover rate	48%	47%	60%	62%	70%

[1]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented.

(a)	Distributions were less than one penny per share.

PENN SERIES FUNDS, INC.

FINANCIAL HIGHLIGHTS

REAL ESTATE SECURITIES FUND

For a share outstanding throughout each period

	Year Ended December 31,
	2013	2012	2011[2]	2010	2009
Net asset value, beginning of period	$13.41	$11.56	$10.80	$8.63	$6.82

Income (loss) from investment operations:
Net investment income (loss)	0.18	0.16	0.12	0.12	0.19
Net realized and unrealized gain (loss) on investment transactions	0.24	1.69	0.64	2.05	1.62

Total from investment operations	0.42	1.85	0.76	2.17	1.81

Net asset value, end of period	$13.83	$13.41	$11.56	$10.80	$8.63

Total return[1]	3.13%	16.00%	7.04%	25.14%	26.54%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$114,290	$98,146	$76,346	$68,420	$50,107

Ratio of total expenses to average net assets	0.99%	1.01%	1.00%	1.01%	1.03%

Ratio of net investment income (loss) to average net assets	1.35%	1.27%	1.09%	1.26%	2.93%

Portfolio turnover rate	69%	85%	144%	180%	163%

[1]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented.

[2]	Prior to May 1, 2011, the Real Estate Securities Fund was named the REIT Fund.

PENN SERIES FUNDS, INC.

FINANCIAL HIGHLIGHTS

AGGRESSIVE ALLOCATION FUND

For a share outstanding throughout each period

	Year Ended December 31,
	2013		2012		2011	2010		2009
Net asset value, beginning of period	$11.56		$10.01		$10.39	$8.96		$6.95

Income (loss) from investment operations:
Net investment income (loss)	(0.04)		(0.04)		(0.03)	(0.03)		(0.01)
Net realized and unrealized gain (loss) on investment transactions	2.64		1.59		(0.35)	1.46		2.02

Total from investment operations	2.60		1.55		(0.38)	1.43		2.01

Less distributions:
Net investment income	—		—		—	—		—
Net realized gains	—		—		—	—		—	(a)

Total distributions	—		—		—	—		—

Net asset value, end of period	$14.16		$11.56		$10.01	$10.39		$8.96

Total return[1]	22.49%		15.48%		(3.66% )	15.96%		28.94%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$56,879		$41,234		$28,182	$24,256		$13,875

Ratio of net expenses to average net assets[2]	0.33%		0.33%		0.33%	0.33%		0.33%

Ratio of total expenses to average net assets[2]	0.33%		0.35%		0.38%	0.40%		0.48%

Ratio of net investment income (loss) to average net assets	(0.33%	)	(0.33%	)	(0.33% )	(0.33%	)	(0.16%	)

Portfolio turnover rate	30%		24%		29%	28%		39%

[1]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented.

[2]	The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.

(a)	Distributions were less than one penny per share.

PENN SERIES FUNDS, INC.

FINANCIAL HIGHLIGHTS

MODERATELY AGGRESSIVE ALLOCATION FUND

For a share outstanding throughout each period

	Year Ended December 31,
	2013		2012		2011	2010		2009
Net asset value, beginning of period	$12.42		$10.93		$11.13	$9.72		$7.64

Income (loss) from investment operations:
Net investment income (loss)	(0.04)		(0.04)		(0.04)	(0.03)		(0.02)
Capital gain distributions received from affiliated funds	—		—		—	—		0.01
Net realized and unrealized gain (loss) on investment transactions	2.42		1.53		(0.16)	1.44		2.09

Total from investment operations	2.38		1.49		(0.20)	1.41		2.08

Less distributions:
Net investment income	—		—		—	—		—
Net realized gains	—		—		—	—		—	(a)

Total distributions	—		—		—	—		—

Net asset value, end of period	$14.80		$12.42		$10.93	$11.13		$9.72

Total return[1]	19.16%		13.63%		(1.80% )	14.51%		27.25%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$231,185		$179,229		$134,968	$119,284		$61,800

Ratio of net expenses to average net assets[2]	0.31%		0.32%		0.32%	0.33%		0.33%

Ratio of total expenses to average net assets[2]	0.31%		0.32%		0.32%	0.33%		0.34%

Ratio of net investment income (loss) to average net assets	(0.31%	)	(0.32%	)	(0.32% )	(0.33%	)	(0.18%	)

Portfolio turnover rate	23%		25%		30%	26%		49%

[1]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented.

[2]	The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.

(a)	Distributions were less than one penny per share.

PENN SERIES FUNDS, INC.

FINANCIAL HIGHLIGHTS

MODERATE ALLOCATION FUND

For a share outstanding throughout each period

	Year Ended December 31,
	2013		2012		2011		2010		2009
Net asset value, beginning of period	$11.98		$10.80		$10.73		$9.56		$7.93

Income (loss) from investment operations:
Net investment income (loss)	(0.04)		(0.04)		(0.03)		(0.03)		(0.02)
Capital gain distributions received from affiliated funds	—		—		—		—		0.01
Net realized and unrealized gain (loss) on investment transactions	1.73		1.22		0.10		1.20		1.64

Total from investment operations	1.69		1.18		0.07		1.17		1.63

Less distributions:
Net investment income	—		—		—		—		—
Net realized gains	—		—		—		—		—	(a)

Total distributions	—		—		—		—		—

Net asset value, end of period	$13.67		$11.98		$10.80		$10.73		$9.56

Total return[1]	14.11%		10.93%		0.65%		12.24%		20.58%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$350,164		$290,951		$224,256		$199,732		$100,677

Ratio of net expenses to average net assets[2]	0.31%		0.31%		0.32%		0.32%		0.33%

Ratio of total expenses to average net assets[2]	0.31%		0.31%		0.32%		0.32%		0.33%

Ratio of net investment income (loss) to average net assets	(0.31%	)	(0.31%	)	(0.32%	)	(0.32%	)	(0.20%	)

Portfolio turnover rate	20%		20%		26%		22%		30%

[1]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented.

[2]	The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.

(a)	Distributions were less than one penny per share.

PENN SERIES FUNDS, INC.

FINANCIAL HIGHLIGHTS

MODERATELY CONSERVATIVE ALLOCATION FUND

For a share outstanding throughout each period

	Year Ended December 31,
	2013		2012		2011		2010		2009
Net asset value, beginning of period	$11.87		$10.96		$10.67		$9.75		$8.40

Income (loss) from investment operations:
Net investment income (loss)	(0.04)		(0.04)		(0.04)		(0.03)		(0.02)
Capital gain distributions received from affiliated funds	—		—		—		—		0.02
Net realized and unrealized gain (loss) on investment transactions	1.15		0.95		0.33		0.95		1.35

Total from investment operations	1.11		0.91		0.29		0.92		1.35

Less distributions:
Net investment income	—		—		—		—		—	(a)
Net realized gains	—		—		—		—		—

Total distributions	—		—		—		—		—

Net asset value, end of period	$12.98		$11.87		$10.96		$10.67		$9.75

Total return[1]	9.35%		8.30%		2.72%		9.32%		16.19%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$111,452		$96,028		$89,677		$72,839		$45,014

Ratio of net expenses to average net assets[2]	0.32%		0.33%		0.33%		0.33%		0.33%

Ratio of total expenses to average net assets[2]	0.32%		0.33%		0.33%		0.34%		0.36%

Ratio of net investment income (loss) to average net assets	(0.32%	)	(0.33%	)	(0.33%	)	(0.33%	)	(0.22%	)

Portfolio turnover rate	28%		37%		30%		35%		46%

[1]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented.

[2]	The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.

(a)	Distributions were less than one penny per share.

PENN SERIES FUNDS, INC.

FINANCIAL HIGHLIGHTS

CONSERVATIVE ALLOCATION FUND

For a share outstanding throughout each period

	Year Ended December 31,
	2013		2012		2011		2010		2009
Net asset value, beginning of period	$11.74		$11.13		$10.71		$10.01		$9.05

Income (loss) from investment operations:
Net investment income (loss)	(0.04)		(0.04)		(0.04)		(0.03)		(0.02)
Capital gain distributions received from affiliated funds	—		—		—		—		0.02
Net realized and unrealized gain (loss) on investment transactions	0.56		0.65		0.46		0.73		0.97

Total from investment operations	0.52		0.61		0.42		0.70		0.97

Less distributions:
Net investment income	—		—		—		—		— (a)
Net realized gains	—		—		—		—		(0.01)

Total distributions	—		—		—		—		(0.01)

Net asset value, end of period	$12.26		$11.74		$11.13		$10.71		$10.01

Total return[1]	4.43%		5.48%		3.92%		6.89%		10.80%

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$68,185		$70,604		$63,096		$45,528		$31,405

Ratio of net expenses to average net assets[2]	0.33%		0.33%		0.33%		0.33%		0.33%

Ratio of total expenses to average net assets[2]	0.33%		0.33%		0.34%		0.35%		0.38%

Ratio of net investment income (loss) to average net assets	(0.33%	)	(0.33%	)	(0.33%	)	(0.33%	)	(0.21% )

Portfolio turnover rate	38%		44%		39%		46%		73%

[1]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented.

[2]	The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.

(a)	Distributions were less than one penny per share.

INDEX PUBLISHERS INFORMATION

Standard & Poors

The S&P 500 Index is a product of S&P Dow Jones Indices LLC (“SPDJI”), and has been licensed for use by Penn Mutual. Standard & Poor’s®, S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Penn Mutual. Penn Mutual’s variable life and variable annuity products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.

Russell Investment Group

Penn Mutual is not promoted, sponsored or endorsed by, nor in any way affiliated with Russell Investments (“Russell”). Russell is not responsible for and has not reviewed Penn Mutual nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise. Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating the Russell Indexes.

Russell’s publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. RUSSELL MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY, COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE RUSSELL INDEXES. RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE, OR THE RESULTS OF USE, OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES. RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

MSCI Inc.

The Developed International Index Fund is not sponsored, endorsed, sold or promoted by MSCI Inc. (“MSCI”), any of its affiliates, any of its information providers or any other third party involved in, or related to, compiling, computing or creating any MSCI index (collectively, the “MSCI parties”). The MSCI indexes are the exclusive property of MSCI. MSCI and the MSCI index names are service mark(s) of MSCI or its affiliates and have been licensed for use for certain purposes by Penn Mutual. None of the MSCI parties makes any representation or warranty, express or implied, to the issuer or owners of this Fund or any other person or entity regarding the advisability of investing in funds generally or in this Fund particularly or the ability of any MSCI index to track corresponding stock market performance. MSCI or its affiliates are the licensors of certain trademarks, service marks and trade names and of the MSCI indexes which are determined, composed and calculated by MSCI without regard to this Fund or the issuer or owners of this Fund or any other person or entity. None of the MSCI parties has any obligation to take the needs of the issuer or owners of this Fund or any other person or entity into consideration in determining, composing or calculating the MSCI indexes. None of the MSCI parties is responsible for or has participated in the determination of the timing of, prices at, or quantities of this Fund to be issued or in the determination or calculation of the equation by or the consideration into which this Fund is redeemable. Further, none of the MSCI parties has any obligation or liability to the issuer or owners of this Fund or any other person or entity in connection with the administration, marketing or offering of this Fund.

Although MSCI shall obtain information for inclusion in or for use in the calculation of the MSCI indexes from sources that MSCI considers reliable, none of the MSCI parties warrants or guarantees the originality, accuracy and/or the completeness of any MSCI index or any data included therein. None of the MSCI parties makes any warranty, express or implied, as to results to be obtained by the issuer of this Fund, owners of this Fund, or any other person or entity, from the use of any MSCI index or any data included therein. None of the MSCI parties shall have any liability for any errors, omissions or interruptions of or in connection with any MSCI index or any data included therein. Further, none of the MSCI parties makes any express or implied warranties of any kind, and the MSCI parties hereby expressly disclaim all warranties of merchantability and fitness for a particular purpose, with respect to each MSCI index and any data included therein. Without limiting any of the foregoing, in no event shall any of the MSCI parties have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits). Even if notified of the possibility of such damages.

Statement of Additional Information

In addition to this Prospectus, Penn Series has a SAI, dated May 1, 2014, which contains additional, more detailed information about the Funds. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

Shareholder Reports

Penn Series publishes annual and semi-annual reports containing additional information about each Fund’s investments. In Penn Series’ annual and semi-annual reports, you will find a discussion of the market conditions and the investment strategies that significantly affected each Fund’s performance during that period.

To request more information about the Funds, or obtain the Funds’ SAI and annual and semi-annual reports, without charge, you may contact Penn Mutual at 1-800-523-0650 and select “0” to speak with a customer representative or visit Penn Mutual’s website (www.pennmutual.com).

Information about the Funds, including the SAI, and the annual and semi-annual reports, also may be obtained from the SEC in any of the following ways: (1) in person: you may review and copy documents in the Commission’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090); (2) on-line: you may retrieve information from the Commission’s web site at “http://www.sec.gov”; or (3) by mail: you may request documents, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov or by writing to Securities Exchange Commission, Public Reference Section, Washington, D.C. 20549-1520.

Penn Series Funds, Inc.’s Investment Company Act registration number is 811-03459.

PennMutual

The Penn Mutual Life Insurance Company
Philadelphia, PA 19172

PM6454 05/14

STATEMENT OF ADDITIONAL INFORMATION

PENN SERIES FUNDS, INC.

600 Dresher Road

Horsham, Pennsylvania 19044

Penn Series Funds, Inc. (“Penn Series” or the “Company”) is a no-load mutual fund family with twenty-nine separate investment portfolios (the “Funds”).

MONEY MARKET FUND

LIMITED MATURITY BOND FUND

QUALITY BOND FUND

HIGH YIELD BOND FUND

FLEXIBLY MANAGED FUND

BALANCED FUND

LARGE GROWTH STOCK FUND

LARGE CAP GROWTH FUND

LARGE CORE GROWTH FUND

LARGE CAP VALUE FUND

LARGE CORE VALUE FUND

INDEX 500 FUND

MID CAP GROWTH FUND

MID CAP VALUE FUND

MID CORE VALUE FUND

SMID CAP GROWTH FUND

SMID CAP VALUE FUND

SMALL CAP GROWTH FUND

SMALL CAP VALUE FUND

SMALL CAP INDEX FUND

DEVELOPED INTERNATIONAL INDEX FUND

INTERNATIONAL EQUITY FUND

EMERGING MARKETS EQUITY FUND

REAL ESTATE SECURITIES FUND

AGGRESSIVE ALLOCATION FUND

MODERATELY AGGRESSIVE ALLOCATION FUND

MODERATE ALLOCATION FUND

MODERATELY CONSERVATIVE ALLOCATION FUND

CONSERVATIVE ALLOCATION FUND

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Penn Series Prospectus dated May 1, 2014 (the “Prospectus”). A copy of the Prospectus is available, without charge, by writing to The Penn Mutual Life Insurance Company, Customer Service Group - H3F, Philadelphia, PA, 19172, by calling, toll free, 1-800-523-0650, or by visiting www.pennmutual.com.

The date of this Statement of Additional Information is May 1, 2014.

1

2

Legal Matters	119
Portfolio Holdings Information	119
Ratings of Commercial Paper and Corporate Debt Securities	121
Financial Statements of Penn Series	123
Appendix A	A-1

3

PENN SERIES

Penn Series is an open-end management investment company that offers shares of diversified Funds for variable annuity contracts and variable life insurance policies (collectively, the “variable contracts”) issued by The Penn Mutual Life Insurance Company (“Penn Mutual”) and its subsidiary, The Penn Insurance and Annuity Company (“PIA”). Shares of each Fund will be purchased by Penn Mutual and PIA for the purpose of funding variable contracts and by qualified pension plans. Penn Series was established as a Maryland corporation pursuant to Articles of Incorporation dated April 21, 1982.

INVESTMENT OBJECTIVES

The investment objectives of the Funds are summarized below. There can be no assurance that a Fund will achieve its investment objective. Each Fund’s investment objective may be changed by the Penn Series Board of Directors without the approval of shareholders. Each Fund’s investment objective and principal investment strategies are described in full in the Prospectus. This information should be reviewed carefully before making an investment in a Fund.

Money Market Fund	Preserve shareholder capital, maintain liquidity and achieve the highest possible level of current income
Limited Maturity Bond Fund	Highest available current income consistent with liquidity and low risk to principal; total return is secondary
Quality Bond Fund	Highest income over the long term consistent with the preservation of principal
High Yield Bond Fund	High current income
Flexibly Managed Fund	Maximize total return (capital appreciation and income)
Balanced Fund	Long-term growth and current income
Large Growth Stock Fund	Long-term growth of capital and increase of future income
Large Cap Growth Fund	Long-term capital appreciation
Large Core Growth Fund	Long-term growth of capital (capital appreciation)
Large Cap Value Fund	Long-term growth of capital
Large Core Value Fund	Total return
Index 500 Fund	Total return (capital appreciation and income) which corresponds to that of the S&P 500 Index
Mid Cap Growth Fund	Maximize capital appreciation
Mid Cap Value Fund	Growth of capital
Mid Core Value Fund	Capital appreciation
SMID Cap Growth Fund	Long-term growth of capital (capital appreciation)
SMID Cap Value Fund	Long-term growth of capital
Small Cap Growth Fund	Capital appreciation
Small Cap Value Fund	Capital appreciation
Small Cap Index Fund	To replicate the returns and characteristics of a small cap index

4

Developed International Index Fund	To replicate the returns and characteristics of an international index composed of securities from developed countries
International Equity Fund	Capital appreciation
Emerging Markets Equity Fund	Capital appreciation
Real Estate Securities Fund	High total return consistent with reasonable investment risks
Aggressive Allocation Fund	Long-term capital growth consistent with its asset allocation strategy
Moderately Aggressive Allocation Fund	Long-term capital growth and current income consistent with its asset allocation strategy
Moderate Allocation Fund	Long-term capital growth and current income consistent with its asset allocation strategy
Moderately Conservative Allocation Fund	Long-term capital growth and current income consistent with its asset allocation strategy
Conservative Allocation Fund	Long-term capital growth and current income consistent with its asset allocation strategy

INVESTMENT POLICIES

Information in this Statement of Additional Information (“SAI”) supplements the discussion in the Prospectus regarding investment policies and restrictions of the Funds. Unless otherwise specified, the investment policies and restrictions are not fundamental policies and may be changed by the Board of Directors without shareholder approval. Each Fund that has a non-fundamental investment policy to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a particular type of investment or security can change such policy upon 60 days’ prior notice to shareholders. Fundamental policies and restrictions of each Fund may not be changed without the approval of at least a majority of the outstanding shares of that Fund or, if it is less, 67% of the shares represented at a meeting of shareholders at which the holders of 50% or more of the shares are represented.

Unless otherwise stated herein, each Fund may purchase any of the securities and engage in any of the investment practices identified in the “Securities and Investment Techniques” section of this SAI if, in the opinion of ICMI or the Sub-Adviser, such investment will be advantageous to the Fund.

Money Market Fund

Investment Program. The Fund invests primarily in high-quality, short-term money market securities including those issued by the U.S. Government and its agencies and instrumentalities. A security, to be considered high-quality, must generally be rated in one of the two highest rating categories by two nationally recognized statistical rating organizations (NRSROs), or by one if only one NRSRO has rated the security. If unrated, a security must be determined to be of comparable quality by Independence Capital Management, Inc. (the “Investment Adviser” or “ICMI”), which serves as investment adviser to the Fund.

The Fund invests in a diversified portfolio of short-term money market instruments determined by the Investment Adviser, under guidelines approved by the Penn Series Board of Directors in accordance with Rule 2a-7 of the Investment Company Act of 1940, as amended (the “1940 Act”). In addition to those investments discussed elsewhere in this SAI and the Prospectus, the Fund’s investments may include: (i) U.S. Government obligations; (ii) U.S. Government agency securities; (iii) bank obligations; (iv) commercial paper; (v) short-term corporate debt securities; (vi) Canadian Government securities, limited to 10% of the Fund’s assets; (vii) savings

5

and loan obligations; (viii) securities of certain supranational organizations; (ix) repurchase agreements involving these securities other than foreign securities; (x) foreign securities—U.S. dollar-denominated money market securities issued by foreign issuers, foreign branches of U.S. banks and U.S. branches of foreign banks; and (xi) asset-backed securities. Certain securities in which the Fund may invest may have adjustable interest rates with periodic demand features. The Fund also may invest in securities of other investment companies and expects to invest the Fund’s daily cash balance in money market fund securities and other similar securities.

Portfolio Quality. The Fund invests in U.S. dollar-denominated money market instruments determined by the Investment Adviser, under guidelines adopted by the Penn Series Board of Directors, to present minimum credit risk. This determination will take into consideration such factors as liquidity, profitability, ability to generate funds and capital adequacy. In addition, the Fund will observe investment restrictions contained in Rule 2a-7 promulgated by the Securities and Exchange Commission (“SEC”) under the 1940 Act, including the following: (a) the Fund will not invest in a money market instrument if, as a result, more than 1/2 of 1% of the Fund’s total assets would be invested in securities of that issuer which are not rated in the highest rating category of an NRSRO or, if not rated, are not of comparable quality; and (b) the Fund will not invest in a money market instrument if, as a result, more than 3% of the Fund’s total assets would be invested in securities which are not rated in the highest rating category of an NRSRO or, if not rated, are not of comparable quality.

Limited Maturity Bond Fund

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in debt securities, such as bonds, notes, money market securities and other debt obligations. The Fund invests in a diversified portfolio of short- to intermediate-term debt securities. The Fund will invest primarily in investment grade securities, which are those securities rated BBB- or higher by S&P, Baa3 or higher by Moody’s Investors Service, Inc. (“Moody’s”), or if unrated, determined by the Investment Adviser to be of comparable quality. With respect to 75% of the value of the Fund’s total assets, excluding cash, the Fund will invest in investment grade, fixed income securities, consisting primarily of corporate debt securities, collateralized mortgage obligations (residential or commercial), U.S. Government issued mortgage-backed securities, and U.S. Treasury and agency securities and bank instruments. With respect to 25% of the value of the Fund’s total assets, excluding cash, the Fund may invest in convertible securities. In seeking higher relative return from corporate debt securities and asset- and mortgage-backed securities, the Fund may also invest up to 10% of its net assets in high yield securities (referred to as below investment grade securities or junk bonds). Under normal circumstances, at least 80% of the Fund’s total assets will be invested in income producing securities.

In addition to those investments discussed elsewhere in this SAI and the Prospectus, the Fund’s investments may include: (i) marketable corporate debt securities; (ii) U.S. Government obligations; (iii) U.S. Government agency securities; (iv) bank obligations; (v) savings and loan obligations; (vi) commercial paper; (vii) collateralized mortgage obligations; (viii) securities of certain supranational organizations; (ix) repurchase agreements involving these securities; (x) private placements (restricted securities); (xi) asset-backed securities; and (xii) municipal obligations. The Fund may purchase these securities on a “when-issued” basis. Please see “Securities and Investment Techniques” for more information about when-issued securities. As part of its strategy, the Fund may also use derivatives for hedging purposes; including writing covered calls and puts on securities and/or securities indices and interest rate futures contracts.

Quality Bond Fund

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in debt securities, such as corporate bonds, U.S. Government bonds, U.S. Government agency securities, commercial paper, mortgage-backed securities, such as collateralized mortgage obligations (“CMOs”), asset-backed securities, money market securities and other debt obligations. The Fund invests in a diversified portfolio primarily consisting of long-, intermediate-, and short-term marketable (i.e., securities for which market quotations are readily available) debt securities. The Fund will invest primarily

6

in investment grade securities, which are those securities rated BBB- or higher by S&P, Baa3 or higher by Moody’s, or, if unrated, determined by the Investment Adviser to be of comparably quality. With respect to 75% of the value of the Fund’s total assets, excluding cash, the Fund will invest in investment grade, fixed income securities, consisting primarily of corporate debt securities, collateralized mortgage obligations such as residential or commercial, U.S. Government issued mortgage-backed securities, and U.S. Treasury and agency securities and bank instruments. With respect to 25% of the value of the Fund’s total assets, excluding cash, the Fund may invest in convertible securities. In seeking higher relative return from corporate debt securities and asset and mortgage-backed securities, the Fund may also invest up to 10% of its net assets in high yield securities (referred to as below investment grade securities or junk bonds).

In addition to those investments discussed elsewhere in this SAI and the Prospectus, the Fund’s investments may include: (i) marketable corporate debt securities; (ii) U.S. Government obligations; (iii) U.S. Government agency securities; (iv) bank obligations; (v) savings and loan obligations; (vi) commercial paper; (vii) collateralized mortgage obligations; (viii) securities of certain supranational organizations; (ix) repurchase agreements involving these securities; (x) private placements (restricted securities); (xi) asset-backed securities; and (xii) municipal obligations. The Fund may purchase these securities on a “when-issued” basis. As part of its strategy, the Fund may also use derivatives for hedging purposes; including writing covered calls and puts on securities and/or securities indices and interest rate futures contracts.

High Yield Bond Fund

The Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a widely diversified portfolio of high-yield corporate bonds, income-producing convertible securities and preferred stocks. The Fund seeks to invest its assets in securities rated Ba or lower by Moody’s, or BB or lower by S&P, or, if not rated, of comparable investment quality as determined by the Sub-Adviser.

Because high yield bonds involve greater risks than higher quality bonds, they are referred to as “junk bonds.” The Fund may, from time to time, purchase bonds that are in default, rated Ca by Moody’s or D by S&P, if, in the opinion of the Sub-Adviser, there is potential for capital appreciation. Such bonds are regarded, on balance, as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation (see “Ratings of Corporate Debt Securities”). In addition, the Fund may invest its portfolio in medium quality investment grade securities (rated Baa by Moody’s or BBB by S&P) which provide greater liquidity than lower quality securities. Moreover, the Fund may, for temporary defensive purposes under extraordinary economic or financial market conditions, invest in higher quality securities.

Investments in the Fund’s portfolio may include: (i) corporate debt securities; (ii) U.S. Government obligations; (iii) U.S. Government agency securities; (iv) bank obligations; (v) savings and loan obligations; (vi) commercial paper; (vii) securities of certain supranational organizations; (viii) repurchase agreements involving these securities; (ix) private placements (restricted securities); (x) foreign securities; (xi) convertible securities; (xii) preferred stocks; (xiii) loan participation and assignments; (xiv) trade claims; (xv) deferrable subordinate securities; (xvi) zero coupon and pay-in-kind bonds; (xvii) foreign currency exchange contracts; and (xviii) credit default swaps. Zero coupon and pay-in-kind bonds can be more volatile than coupon bonds. With the exception of the Fund’s investment in forward currency exchange contracts and credit default swaps, there is no limit on the Fund’s investment in these securities. The Fund will invest in forward currency exchange contracts and credit default swaps in a manner and to the extent permitted by the 1940 Act and related SEC guidance. The Fund may purchase securities, from time to time, on a when-issued basis; the value of such securities may decline or increase prior to settlement date.

Credit Analysis. Because investment in lower and medium quality fixed income securities involves greater investment risk, including the possibility of default or bankruptcy, achievement of the Fund’s investment objectives will be more dependent on the Sub-Adviser’s credit analysis than would be the case if the Fund were investing in higher quality fixed income securities. Although the ratings of Moody’s or S&P are used as

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preliminary indicators of investment quality, a credit rating assigned by such a commercial rating service will not measure the market risk of lower quality bonds and may not be a timely reflection of the condition and economic viability of an individual issuer.

The Sub-Adviser places primary significance on its own in-depth credit analysis and security research. The Fund’s investments will be selected from an approved list of securities deemed appropriate for the Fund by the Sub-Adviser, which maintains a credit rating system based upon comparative credit analyses of issuers within the same industry and individual credit analysis of each company. These analyses take into consideration such factors as a corporation’s present and potential liquidity, profitability, internal capability to generate funds, and adequacy of capital. Although some issuers do not seek to have their securities rated by Moody’s or S&P, such unrated securities will also be purchased by the Fund only after being subjected to analysis by the Sub-Adviser. Unrated securities are not necessarily of lower quality than rated securities, but the market for rated securities is usually broader.

Maturity. The maturity of debt securities may be considered long- (10 plus years), intermediate-(1 to 10 years), or short-term (12 months or less). The proportion invested by the Fund in each category can be expected to vary depending upon the evaluation of market patterns and trends by the Sub-Adviser. Normally, the Fund’s dollar weighted average maturity is expected to be in the 5 to 10 year range.

Yield and Price. Lower to medium quality, long-term fixed income securities typically yield more than higher quality, long-term fixed income securities. Thus, the Fund’s yield normally can be expected to be higher than that of a fund investing in higher quality debt securities. The yields and prices of lower quality fixed income securities may tend to fluctuate more than those for higher rated securities. In the lower quality segments of the fixed income markets, changes in perception of issuers’ creditworthiness tend to occur more frequently and in a more pronounced manner than do changes in higher quality securities, which may result in greater price and yield volatility. For a given period of time, the Fund may have a high yield but a negative total return.

Deferrable Subordinated Securities. Recently, securities have been issued which have long maturities and are deeply subordinated in the issuer’s capital structure. They generally have 30-year maturities and permit the issuer to defer distributions for up to five years. These characteristics give the issuer more financial flexibility than is typically the case with traditional bonds. As a result, the securities may be viewed as possessing certain “equity-like” features by rating agencies and bank regulators. However, the securities are treated as debt securities by market participants, and the fund intends to treat them as such as well. These securities may offer a mandatory put or remarketing option that creates an effective maturity date significantly shorter than the stated one. The High Yield Bond Fund will invest in these securities to the extent their yield, credit, and maturity characteristics are consistent with the Fund’s investment objective and program.

Hybrid Instruments. The Fund may invest up to 10% of its total assets in hybrid instruments. These instruments (a type of potentially high-risk derivative) can combine the characteristics of securities futures and options. For example, the principal amount or interest rate of a hybrid instrument could be tied (positively or negatively) to the price of some commodity, currency, or securities index or another interest rate (each, a “benchmark”). Hybrid instruments can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Hybrid instruments may or may not bear interest or pay dividends. The value of a hybrid instrument or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid instrument. Under certain conditions, the redemption value of a hybrid instrument could be zero. Thus, an investment in a hybrid instrument may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrid instruments also exposes the Fund to the credit risk of the issuer of the hybrid instrument. These risks may cause significant fluctuations in the net asset value of the Fund.

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Other Investments. The Fund may invest up to 20% of its total assets in dividend-paying preferred or common stocks (including up to 10% of net assets in warrants to purchase common stocks) that are considered by the Sub-Adviser to be consistent with the Fund’s current income and capital appreciation investment objectives. In seeking higher income or a reduction in principal volatility, the Fund may write covered call options and purchase covered put options and spreads and purchase uncovered put options and uncovered call options; and the Fund may invest in interest rate futures contracts (and options thereon) for hedging purposes. There are also special risks associated with investments in foreign securities whether denominated in U.S. dollars or foreign currencies. These risks include potentially adverse political and economic developments overseas, greater volatility, less liquidity and the possibility that foreign currencies will decline against the dollar, lowering the value of securities denominated in those currencies. Currency risk affects the Fund to the extent that it holds non-U.S. dollar-denominated foreign bonds.

Additional Risks of High Yield Investing. There can be no assurance that the High Yield Bond Fund will achieve its investment objective. The high yield securities in which the Fund may invest are predominantly speculative with regard to the issuer’s continuing ability to meet principal and interest payments. The value of the lower quality securities in which the Fund may invest will be affected by the creditworthiness of individual issuers, general economic and specific industry conditions, and will fluctuate inversely with changes in interest rates. Furthermore, the share price and yield of the Fund are expected to be more volatile than the share price and yield of a fund investing in higher quality securities, which react primarily to movements in the general level of interest rates. The Sub-Adviser carefully considers these factors and the Fund attempts to reduce risk by diversifying its portfolio, by analyzing the creditworthiness of individual issuers, and by monitoring trends in the economy, financial markets, and specific industries. Such efforts, however, will not eliminate risk. High yield bonds may be more susceptible than investment grade bonds to real or perceived adverse economic and competitive industry conditions. High yield bond prices may decrease in response to a projected economic downturn because the advent of a recession could lessen the ability of highly leveraged issuers to make principal and interest payments on their debt securities. Highly leveraged issuers also may find it difficult to obtain additional financing during a period of rising interest rates. In addition, the secondary trading market for lower quality bonds may be less active and less liquid than the trading market for higher quality bonds. As such, the prices at which lower quality bonds can be sold may be adversely affected, and valuing such lower quality bonds can be a difficult task. If market quotations are not available, these securities will be valued in accordance with the Fund’s fair valuation policies and procedures adopted by the Fund’s Board of Directors.

During 2013, the dollar weighted average ratings (computed monthly) of the debt obligations held by the High Yield Bond Fund (excluding equities and reserves), expressed as a percentage of the Fund’s total net investments, were as follows:

Standard and Poor’s Ratings	Percentage of Total Net Investments*
BBB/BB & Above	1.62%
BB	22.37%
BB/B	13.18%
B	35.22%
B/CCC	8.87%
CCC and Below	14.70%
Unrated**	0.76%
Default	0.00%

* Unaudited. The portfolio also included 1.04% of its net assets in cash and 2.23% of its net assets in equity securities.

** T. Rowe Price Associates, Inc. has advised that in its view the unrated debt obligations were comparable in quality to debt obligations rated in the S&P categories as follows: A: 0%; BBB: 0%; BB: 0%; B: 0.62%; CCC: 0.15%; CC: 0%; C: 0%; D: 0%; Unrated: 0%.

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Flexibly Managed Fund

In addition to investing in common stocks, the Fund may invest in the following securities:

•	Equity-related securities, such as convertible securities (e.g., bonds or preferred stock convertible into or exchangeable for common stock), preferred stock, warrants, futures, and options.

•

Corporate debt securities within the four highest credit categories assigned by nationally recognized statistical rating organizations, which include both high and medium-quality investment grade bonds. The Fund may also invest in non-investment grade corporate debt securities, which are sometimes referred to as “junk bonds,” if immediately after such investment the Fund would not have more than 25% of its total assets invested in such securities. The Fund’s investment in all corporate debt securities will be limited to 35% of net assets. The Fund’s convertible bond holdings will not be subject to these debt limits, but rather, will be treated as equity-related securities. There is no limit on the Fund’s investments in convertible securities. Medium-quality investment grade bonds are regarded as having an adequate capacity to pay principal and interest although adverse economic conditions or changing circumstances are more likely to lead to a weakening of such capacity than that for higher grade bonds.

•

Short-term reserves (i.e., money market instruments), which may be used to reduce downside volatility during uncertain or declining equity market conditions. The Fund’s reserves will be invested in shares of an internally managed fund of the Sub-Adviser or the following high-grade money market instruments: U.S. Government obligations, certificates of deposit, bankers’ acceptances, commercial paper, short-term corporate debt securities and repurchase agreements.

•	The Fund may invest up to 10% of its total assets in hybrid instruments (as described previously for the High Yield Bond Fund).

•	Securities of other investment companies subject to limitations prescribed by the 1940 Act, as amended.

If the Fund’s position in money market securities maturing in one year or less equals 35% or more of the Fund’s total assets, the Fund will normally have 25% or more of its assets concentrated in securities of the banking industry. Investments in the banking industry may be affected by general economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. The Sub-Adviser believes that any risk to the Fund which might result from concentrating in the banking industry will be minimized by diversification of the Fund’s investments, the short maturity of money market instruments, and the Sub-Adviser’s credit research.

Balanced Fund

The Fund seeks to achieve its investment objective by using a “fund-of-funds” strategy. Accordingly, the Fund invests in a combination of other Penn Series Funds (each, an “underlying fund” and, collectively, the “underlying funds”) in accordance with its target asset allocation. These underlying funds invest their assets directly in equity, fixed income, money market and other securities in accordance with their own investment objectives and policies. The underlying funds are managed using both indexed and active management strategies. The Fund intends to invest primarily in a combination of underlying funds; however, the Fund also may invest directly in equity and fixed income securities and cash equivalents, including money market securities.

Under normal circumstances, the Fund will invest 50% to 70% of its assets in stock and other equity underlying funds, 30% to 50% of its assets in bond and other fixed income funds, and 0% to 20% of its assets in

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money market funds. The Fund’s allocation strategy is designed to provide a mix of the growth opportunities of stock investing with the income opportunities of bonds and other fixed income securities.

The Fund’s underlying equity fund allocation will primarily track the performance of the large capitalization company portion of the U.S. stock market. The Fund’s underlying fixed income fund allocation will be invested primarily in a broad range of investment grade fixed income securities (although up to 10% of the underlying fund may be invested in non-investment grade securities), and is intended to provide results consistent with the broad U.S. fixed income market.

The following chart shows the Fund’s target asset allocation among the various asset classes. The Investment Adviser may permit modest deviations from the target asset allocations below. Market appreciation or depreciation may cause the Fund to be outside of its target asset allocation range. In addition, differences in the performance of the underlying funds and the size and frequency of purchase and redemption orders may affect the Fund’s actual allocations. Accordingly, the Fund’s actual allocations may differ from this illustration.

Asset Classes and Underlying Funds	Target Asset Allocation
Equity Fund
Penn Series Index 500 Fund	50% - 70%
Fixed Income Fund
Penn Series Quality Bond Fund	30% - 50%
Money Market Fund
Penn Series Money Market Fund	0% - 20%

Large Growth Stock Fund

Under normal market conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stocks of large capitalization companies. For purposes of this policy, large capitalization companies have market capitalization that fall within the market capitalization range of companies in the Russell 1000® Growth Index. The Fund may also invest in convertible securities, preferred stocks, and securities of foreign issuers which hold the prospect of contributing to the achievement of the Fund’s objectives. The Fund’s holdings are generally listed on a national securities exchange. While the Fund may invest in unlisted securities, such securities will usually have an established over-the-counter market. In addition, the Fund may increase its reserves for temporary defensive purposes or to enable it to take advantage of buying opportunities. The Fund’s reserves will be invested in money market instruments, such as U.S. Government obligations, certificates of deposit, bankers’ acceptances, commercial paper, and short-term corporate debt securities or shares of investment companies that invest in such instruments. The Fund may write covered call options and purchase put options on its portfolio securities, purchase call or put options on securities indices and invest in stock index futures contracts (and options thereon) for hedging purposes. As a matter of fundamental policy, the Fund will not purchase the securities of any company if, as a result, more than 25% of its total assets would be concentrated in any one industry.

Large Cap Growth Fund

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stocks of U.S. companies with large market capitalizations. The Sub-Adviser focuses on investing the Fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (i.e., growth companies). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.

The Sub-Adviser uses a bottom-up investment approach to buying and selling investments for the Fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may

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include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. Quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors may also be considered.

The Fund may invest up to 20% of its total assets in foreign securities at the time of purchase. In addition to its primary investments, the Fund may invest up to 20% of its net assets in investments of small- to mid-cap companies with market capitalizations of less than $3 billion at the time of purchase. The Fund may also lend its portfolio securities up to 30% of its assets and borrow up to 5% of the value of its total assets (excluding borrowing from banks for temporary or emergency purposes, and not for direct investments in securities).

Large Core Growth Fund

The Fund attempts to achieve its investment objective by investing primarily in common and preferred stocks of large capitalization U.S. companies. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of large capitalization companies. For this Fund, large capitalization companies are those with market capitalizations within the range of companies comprising the Russell 1000® Growth Index at the time of purchase.

The Fund invests principally in equity securities of large capitalization companies that offer the potential for capital growth, with an emphasis on identifying companies that have the prospect for improving sales and earnings growth rates, enjoy a competitive advantage and have effective management with a history of making investments that are in the best interests of shareholders. The Sub-Adviser employs a rigorous bottom-up research process to identify solid investment opportunities. The Sub-Adviser seeks to construct a well-diversified portfolio in order to reduce risk while enhancing return.

The Fund may also invest in U.S. dollar-denominated and U.S. exchange-traded foreign equities, American Depositary Receipts (“ADRs”), real estate investment trusts (“REITs”), shares of other investment companies and exchange traded funds (“ETFs”), derivatives (such as options, futures and equity swaps), and cash instruments maturing in one year or less.

Large Cap Value Fund

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of large capitalization companies. For this Fund, large capitalization companies are those that, at the time of investment, have market capitalizations of more than $5 billion. The Fund may also invest in convertible securities, preferred stocks, and securities of foreign issuers which hold the prospect of contributing to the achievement of the Fund’s objectives. The Fund may invest an unlimited amount in foreign securities. Generally, the Fund will not invest more than 25% of its assets in foreign securities. The Fund’s holdings are generally listed on a national securities exchange. In addition, the Fund may increase its reserves for temporary defensive purposes or to enable it to take advantage of buying opportunities. The Fund’s reserves will be invested in money market instruments, such as U.S. Government obligations, certificates of deposit, bankers’ acceptances, commercial paper, and short-term corporate debt securities or shares of investment companies that invest in such instruments. The Fund may invest in derivatives including covered call options and purchase put options on its portfolio securities, purchase call or put options on securities indices and invest in stock index futures contracts (and options thereon) for hedging purposes. As a matter of fundamental policy, the Fund will not purchase the securities of any company if, as a result, more than 25% of its total assets would be concentrated in any one industry.

Large Core Value Fund

The Fund invests primarily in value stocks of large capitalization companies. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in

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securities of large capitalization companies. For this Fund, large capitalization companies are those companies having market capitalizations equal to or greater than the median capitalization of companies included in the Russell 1000® Value Index. Value stocks are stocks that, in the opinion of the Sub-Adviser, are inexpensive or undervalued relative to the overall stock market.

The Fund primarily invests in dividend-paying stocks, but may also invest in non-income producing stocks. The Fund may invest in REITs. The Fund may invest up to 25% of its total assets in foreign securities, some issuers of which may be located in emerging market countries. The Fund at times may engage in derivatives transactions (such as options, futures contracts and options thereon, forward currency exchange contracts, covered short sales and equity swaps) to protect against stock price, interest rate or currency rate declines (“hedging”), to enhance returns, or as a substitute for the purchase or sale of securities or currencies.

Index 500 Fund

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the component securities of the S&P 500® Index (the “Index”). Under normal circumstances, however, the Fund intends to invest substantially all of its assets in securities of companies included in the Index and close substitutes (such as index futures contracts) that are designed to track the Index. The Index is a well-known stock market index that includes common stocks of approximately 500 companies from all major industries representing a significant portion of the market value of all common stocks publicly traded in the United States, most of which are listed on the New York Stock Exchange. Stocks in the Index are weighted according to their float adjusted capitalizations. The Fund may concentrate (invest 25% or more of the value of its assets) in the securities of issuers having their principal business activities in the same industry if the Index is also concentrated in such industry. The Sub-Adviser may also enter into other derivatives transactions, including the purchase or sale of options or entering into swap transactions, to assist in replicating the performance of the Index.

The Index 500 Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”). S&P makes no representation or warranty, express or implied, to the shareholders of the Index 500 Fund or any member of the public regarding the advisability of investing in securities generally or in the Index 500 Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P’s only relationship to Penn Series is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to Penn Series or the Index 500 Fund. S&P has no obligation to take the needs of Penn Series or the shareholders of the Index 500 Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the shares of the Index 500 Fund or the timing of the issuance or sale of shares of the Index 500 Fund or in the determination or calculation of the equation by which shares of the Index 500 Fund are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of shares of the Index 500 Fund.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY PENN SERIES, OWNERS OF THE INDEX 500 FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

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Mid Cap Growth Fund

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of mid-cap companies. Mid-cap companies have market capitalizations in the range of those companies included in the Russell Midcap® Growth Index. The Fund seeks to purchase securities that are well diversified across economic sectors and to maintain sector concentrations that approximate the economic sector weightings comprising the Russell Midcap® Growth Index (or such other appropriate index selected by the Sub-Adviser). In addition, the Fund may increase its reserves for temporary defensive purposes or to enable it to take advantage of buying opportunities. The Fund’s reserves will be invested in money market instruments, such as U.S. Government obligations, certificates of deposit, bankers’ acceptances, commercial paper, and short-term corporate debt securities or shares of investment companies that invest in such instruments. The Fund may utilize derivative instruments, including futures on domestic indices, and options, both written and purchased, on an index or on individual or baskets of equity securities in seeking to gain exposure to certain sectors, to enhance income, and/or to hedge certain event risks (e.g., risks due to an unforeseen action taken by or associated with a company, sector, economy, etc.) on positions held by the Fund and to hedge market risk on equity securities. The Fund may also invest in ETFs as a means of gaining exposure to a particular segment of the market. As a matter of fundamental policy, the Fund will not purchase the securities of any company if, as a result, more than 25% of its total assets would be concentrated in any one industry.

Mid Cap Value Fund

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of mid-cap companies. For this Fund, mid-cap companies are those that, at the time of investment, have capitalizations that fall within the range of the Russell Midcap® Growth Index. Any remaining assets may be invested in securities issued by smaller capitalization companies and larger capitalization companies, warrants and rights to purchase common stocks, foreign securities and ADRs. The Fund will invest primarily in a diversified portfolio of common stocks of issuers that have market capitalizations that fall in the range of the Russell Midcap® Growth Index that the Sub-Adviser believes to be undervalued relative to the stock market. The Sub-Adviser selects securities that are undervalued in the marketplace either in relation to strong fundamentals, such as a low price-to-earnings ratio, consistent with cash flow, and successful track records through all parts of the market cycles. In addition, the Fund may increase its reserves for temporary defensive purposes or to enable it to take advantage of buying opportunities. The Fund’s reserves will be invested in money market instruments, such as U.S. Government obligations, certificates of deposit, bankers’ acceptances, commercial paper, and short-term corporate debt securities or shares of investment companies that invest in such instruments. The Fund may invest in derivatives including covered call options and purchase put options on its portfolio securities, purchase call or put options on securities indices and invest in stock index futures contracts (and options thereon) for hedging purposes. As a matter of fundamental policy, the Fund will not purchase the securities of any company if, as a result, more than 25% of its total assets would be concentrated in any one industry.

Mid Core Value Fund

Under normal market conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of mid-cap companies. For purposes of the Fund’s investments, equity securities include common stock, preferred stock, and equity-equivalent securities, such as convertible securities, stock futures contracts or stock index futures contracts. The Sub-Adviser considers medium-size companies to include those whose market capitalization at the time of purchase is within the capitalization range of the Russell 3000® Index, excluding the largest 100 such companies. The Sub-Adviser intends to manage the Fund so that its weighted capitalization falls within the capitalization range of the members of the Russell Midcap® Index. Though market capitalization may change from time to time, as of

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March 31, 2014, the capitalization ranges of the Russell 3000® Index, excluding the largest 100 companies, and the Russell Midcap® Index were $18 million to $42.7 billion and $968 million to $35.7 billion, respectively.

The Sub-Adviser looks for stocks of companies that it believes are undervalued at the time of purchase. The Sub-Adviser uses a value investment strategy that looks for companies that are temporarily out of favor in the market. The Sub-Adviser attempts to purchase the stocks of these undervalued companies and hold each stock until it has returned to favor in the market and the price has increased to, or is higher than a level the Sub-Adviser believes more accurately reflects the fair value of the company. Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by the market. To identify these companies, the Sub-Adviser looks for companies with earnings, cash flows and/or assets that may not accurately reflect the companies’ value as determined by the Sub-Adviser. The Sub-Adviser also may consider whether the companies’ securities have a favorable income-paying history and whether income payments are expected to continue or increase.

The Fund may invest a portion of its assets in the equity securities of issuers with limited operating histories. An issuer is considered to have a limited operating history if that issuer has a record of less than three years of continuous operation. Periods of capital formation, incubation, consolidations, and research and development may be considered in determining whether a particular issuer has a record of three years of continuous operation.

The Sub-Adviser may sell stocks from the Fund’s portfolio if it believes a stock no longer meets their valuation criteria, a stock’s risk parameters outweigh its return opportunity; more attractive alternatives are identified; or specific events alter a stock’s prospects.

When the Sub-Adviser believes it is prudent, the Fund may invest a portion of its assets in foreign securities, debt securities of companies, debt obligations of governments and their agencies, and other similar securities. In the event of exceptional market or economic conditions, the Fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash, cash-equivalent securities or short-term debt securities. The Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.

SMID Cap Growth Fund

The Fund attempts to achieve its investment objective by investing primarily in common stocks of small- and mid-cap U.S. companies. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of small- and mid-cap companies. For this Fund, small- and mid-cap companies are those with market capitalizations within the range of companies comprising the Russell 2500™ Growth Index at the time of purchase.

The Fund invests principally in equity securities of small- and mid-cap companies that offer the potential for capital growth, with an emphasis on identifying companies that have the prospect for improving sales and earnings growth rates, enjoy a competitive advantage and have effective management with a history of making investments that are in the best interests of shareholders. The Sub-Adviser employs a rigorous bottom-up research process to identify solid investment opportunities. The Sub-Adviser seeks to construct a well-diversified portfolio in order to reduce risk while enhancing return.

The Fund may also invest in U.S. dollar-denominated and U.S. exchange-traded foreign equities, ADRs, REITs, shares of other investment companies and ETFs, derivatives (such as options, futures and equity swaps), and cash instruments maturing in one year or less.

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SMID Cap Value Fund

The Fund invests primarily in a diversified portfolio of equity securities of small- and mid-cap U.S. companies, generally representing 60 to 125 companies. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of small- and mid-cap companies. For this Fund, small- and mid-cap companies are those that, at the time of investment, fall within the capitalization range between the smallest company in the Russell 2500™ Value Index and the greater of $5 billion or the market capitalization of the largest company in the Russell 2500™ Value Index. Because the Fund’s definition of small- and mid-cap companies is dynamic, the lower and upper limits on market capitalization will change with the markets.

The Fund invests in companies that are determined by the Sub-Adviser to be undervalued, using its fundamental value approach. In selecting securities for the Fund, the Sub-Adviser uses its fundamental research to identify companies whose long-term earnings power is not reflected in the current market price of their securities. The Sub-Adviser’s fundamental value approach to equity investing generally defines value as the relationship between a security’s current price and its intrinsic economic value, as measured by long-term earnings prospects.

To the extent that companies involved in certain industries may from time to time constitute a material portion of the universe of small- and mid-cap companies, the Fund may also invest significantly in these industries (but not more than 25% of its total assets in any one industry).

The Fund may, but typically does not, enter into derivatives transactions, such as options, futures, forwards, and swap agreements. The Fund may invest in securities issued by non-U.S. companies and enter into forward commitments.

Small Cap Growth Fund

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of small-cap companies. The small-cap companies in which the Fund invests will be selected for their growth potential. For this Fund, small-cap companies are those that, at the time of investment, have a market capitalization of less than $4 billion. The Sub-Adviser applies a “bottom up” approach in choosing investments. In other words, the Sub-Adviser looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies. The Fund may also invest in foreign equity and debt securities, which may include investments in emerging markets. The Fund will primarily invest in common stocks, and may also invest in bonds, convertible securities and preferred stocks which hold the prospect of contributing to the achievement of the Fund’s objective. The Fund may also invest in bonds rated below Baa by Moody’s and BBB by S&P (sometimes referred to as “junk bonds”).

Small Cap Value Fund

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a diversified portfolio of equity investments in small-cap issuers with public stock market capitalizations (based upon shares available for trading on an unrestricted basis) within the range of the market capitalization of companies constituting the Russell 2000® Value Index at the time of investment. The Fund is managed using a value oriented approach. The Sub-Adviser evaluates securities using fundamental analysis and intends to purchase equity investments that are, in its view, underpriced relative to a combination of such companies’ long term earnings prospects, growth rate, free cash flow and/or dividend-paying ability. Consideration will be given to the business quality of the issuer. Factors positively affecting the Sub-Adviser’s view of that quality include the competitiveness and degree of regulation in the markets in which the company operates, the existence of a management team with a record of success, the

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position of the company in the markets in which it operates, the level of the company’s financial leverage and the sustainable return on capital invested in the business. The Fund may also purchase securities of companies that have experienced difficulties and that, in the opinion of the Sub-Adviser, are available at attractive prices. As a matter of fundamental policy, the Fund will not purchase the securities of any company if, as a result, more than 25% of its total assets would be concentrated in any one industry.

Small Cap Index Fund

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities listed in the Russell 2000® Index (the “Index”). Under normal circumstances, however, the Fund intends to invest substantially all of its assets in securities of companies included in the Index and close substitutes (such as index futures contracts or other investment companies) that are designed to track the Index. The Index measures the performance of the 2,000 smallest companies (based on total market capitalization) in the Russell 3000® Index, which represents approximately 10% of the total market capitalization of the Russell 3000® Index. The Fund is not sponsored, endorsed, sold or promoted by Russell Investments.

The Sub-Adviser seeks to replicate the returns of the Index by investing in the securities of the Index in approximately their Index weight. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Index in proportions expected to replicate generally the performance of the Index as a whole. In addition, from time to time, stocks are added to or removed from the Index. The Fund may sell stocks that are represented in the Index or purchase stocks that are not yet represented in the Index, in anticipation of their removal from or addition to the Index.

The Sub-Adviser may at times purchase or sell futures contracts, or options on those futures, in lieu of investment directly in the stocks making up the Index. The Sub-Adviser might do so, for example, in order to increase the Fund’s investment exposure pending investment of cash in the stocks comprising the Index. Alternatively, the Sub-Adviser might use futures or options on futures to reduce its investment exposure to the Index in situations where it intends to sell a portion of the stocks in the Fund’s portfolio but the sale has not yet been completed. The Sub-Adviser may also enter into other derivatives transactions, including the purchase or sale of options or entering into swap transactions, to assist in replicating the performance of the Index.

Developed International Index Fund

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities listed in the MSCI® Europe, Australasia, Far East (MSCI EAFE) Index (the “Index”). Under normal circumstances, however, the Fund intends to invest substantially all of its assets in securities of companies included in the Index (including ADRs and Global Depositary Receipts (“GDRs”)) and close substitutes (such as index futures contracts and other investment companies) that are designed to track the Index. The Index is an arithmetic, market value-weighted average of the performance of approximately 1,000 securities primarily from Europe, Australia, Asia and the Far East. The Fund is not sponsored, endorsed, sold or promoted by MSCI Inc.

The Sub-Adviser seeks to replicate the returns of the Index by investing in the securities of the Index in approximately their Index weight. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Index in proportions expected to replicate generally the performance of the Index as a whole. In addition, from time to time, stocks are added to or removed from the Index. The Fund may sell stocks that are represented in the Index or purchase stocks that are not yet represented in the Index, in anticipation of their removal from or addition to the Index.

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The Sub-Adviser may at times purchase or sell futures contracts, or options on those futures, in lieu of investment directly in the stocks making up the Index. The Sub-Adviser might do so, for example, in order to increase the Fund’s investment exposure pending investment of cash in the stocks comprising the Index. Alternatively, the Sub-Adviser might use futures or options on futures to reduce its investment exposure to the Index in situations where it intends to sell a portion of the stocks in the Fund’s portfolio but the sale has not yet been completed. The Sub-Adviser may also enter into other derivatives transactions, including the purchase or sale of options or entering into swap transactions, to assist in replicating the performance of the Index.

International Equity Fund

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, invested in equity securities, such as common stocks, preferred stocks, convertible bonds, and warrants. The Fund will invest primarily in companies operating in the countries in Europe and the Pacific Basin. The countries include the eleven Euro-zone countries (France, Germany, Italy, Spain, Portugal, Finland, Ireland, Belgium, the Netherlands, Luxembourg and Austria), the United Kingdom, Denmark, Sweden, Switzerland, Norway, Japan, Hong Kong, Australia, New Zealand and Singapore. The Fund seeks to be diversified and will have investments in at least ten countries and five sectors at all times.

The Fund may not always purchase securities in the principal market in which such securities are traded. For example, ADRs may be purchased if trading conditions make them more attractive than the underlying security. ADRs are registered receipts typically issued in the U.S. by a bank or trust company evidencing ownership of an underlying foreign security. The Fund may invest in ADRs and utilize European Depositary Receipts (“EDRs”). For purposes of determining the country of origin, ADRs and EDRs will not be deemed to be domestic securities.

The Fund may also acquire fixed income investments where these fixed income securities are convertible into equity securities (and which may therefore reflect appreciation in the underlying equity security), and where anticipated interest rate movements, or factors affecting the degree of risk inherent in a fixed income security, are expected to change significantly so as to produce appreciation in the security consistent with the objective of the Fund. Fixed income securities in which the Fund may invest will be rated at the time of purchase Baa or higher by Moody’s Investor Service, Inc., or BBB or higher by Standard and Poor’s Ratings Group or, if they are foreign securities which are not subject to standard credit ratings, the fixed income securities will be “investment grade” issues (in the judgment of the Sub-Adviser) based on available information.

The Fund may invest in securities which may be considered to be “thinly-traded” if they are deemed to offer the potential for appreciation, but does not presently intend to invest more than 5% of its total assets in such securities. The trading volume of such securities is generally lower and their prices may be more volatile as a result, and such securities are less likely to be exchange-listed securities. The Fund may also invest, subject to restrictions imposed by applicable law, in options (puts and calls) and restricted securities.

Additional Risk Considerations. Investments in foreign securities involve sovereign risk in addition to the credit and market risks normally associated with domestic securities. Such foreign investments may also be affected favorably or unfavorably by changes in currency rates and exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, the financial markets on which they are traded may be subject to less strict governmental supervision, and foreign brokerage commissions and custodian fees are generally higher than in the United States. Investments in foreign securities may also be subject to other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets, imposition of withholding taxes on dividend or interest payments, and currency blockage (which would prevent cash from being brought back to the United States). A contract owner who selects this Fund will incur the risks generally associated with investment in equity securities and, in addition, the risk of losses attributable

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to changes in currency exchange rates to the extent that those risks are not adequately hedged by the Sub-Adviser.

Emerging Markets Equity Fund

Under normal circumstances, the Fund invests at least 80% of its total assets in equity securities located in emerging market countries. For this Fund, an issuer is considered to be located in an emerging market country if, at the time of investment: (i) its principal securities trading market is in an emerging market country, (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from goods produced, sales made or services performed in emerging market countries, or (iii) it is organized under the laws of, or has a principal office in, an emerging market country. By applying this test, it is possible that a particular issuer could be deemed to be from more than one emerging market country. The Sub-Adviser will base determinations as to a company’s eligibility on publicly available information and inquiries made to the company.

The Sub-Adviser considers emerging market countries to be countries that major international financial institutions, such as the World Bank, or the Fund’s benchmark index generally consider to be less economically mature than developed nations such as the United States or most of Western Europe. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. Allocation of the Fund’s investments will depend upon the relative attractiveness of emerging countries and particular issuers. There are no prescribed limits on the geographic distribution of the Fund’s investments.

The Sub-Adviser seeks to maximize returns by investing in growth-oriented equity securities of emerging country issuers. The Sub-Adviser combines top-down country criteria to allocate the Fund’s assets among countries (based on relative economic, political and social fundamentals, stock valuations, and investor sentiment) with bottom-up fundamental analysis of issuers (seeking to identify issuers with strong earnings growth potential). Portfolio securities are typically sold when any one or more of these assessments materially changes. The Sub-Adviser attempts to manage the overall risk of its investments through its emphasis on thorough macroeconomic and fundamental research.

The Fund invests primarily in equity securities, including common stocks and convertible securities. The Fund may invest in securities of micro, small- and medium-capitalization companies. The Fund may purchase and sell certain derivative instruments, such as options, futures contracts, options on futures contracts and, to the extent available, currency-related transactions involving options, futures contracts, forward contracts and swaps, for various portfolio management purposes, including to facilitate portfolio management and to mitigate risks. The Fund may purchase securities of other investment companies. The Fund may invest up to 20% of its total assets in debt securities, including up to 5% of its total assets in non-investment grade debt securities (sometimes referred to as “junk bonds”). The Fund may invest up to 10% of its total assets in foreign real estate companies.

Real Estate Securities Fund

Under normal market conditions, the Fund invests at least 80%, and normally substantially all, of its net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equity securities issued by real estate companies, including REITs.

For purposes of the Fund’s investment policies, a real estate company is one that: (i) derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial, industrial, or residential real estate; or (ii) has at least 50% of its assets in such real estate Under normal market conditions, the Fund will invest at least 80%, and normally substantially all, of its total assets in a portfolio of equity securities issued by real estate companies, including REITs and REIT-like entities. These equity securities can consist of common stocks, rights or warrants to purchase common stocks, securities convertible into common stocks where the conversion feature represents, in the Sub-Adviser’s view, a significant element of the securities’ value, and preferred stocks.

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The Fund may invest up to 25% of its total assets in securities of foreign issuers which meet the same criteria for investment as domestic companies, or sponsored and unsponsored depositary receipts for such securities. Depositary receipts may take the form of ADRs, GDRs and EDRs.

In managing the Fund’s portfolio, the Sub-Adviser adheres to an integrated, bottom-up, relative value investment process. A proprietary valuation model ranks real estate securities on price-to-net asset value, which the Sub-Adviser believes is the primary determinant of real estate security valuation, and guides a bottom-up portfolio construction process. Analysts incorporate both quantitative and qualitative analysis in their net asset value estimates. The company research process includes an evaluation of management, strategy, property quality, financial strength and corporate structure. In addition to the net asset value model, portfolio managers may use secondary valuation tools including cash flow multiple/ growth or discounted cash flow models. Judgments with respect to risk control, diversification, liquidity and other factors overlay the model’s output and drive the portfolio managers’ investment decisions.

Penn Series LifeStyle Funds

The Penn Series LifeStyle Funds consist of the following five funds (each, a “LifeStyle Fund” and, collectively, the “LifeStyle Funds”):

Aggressive Allocation Fund	Moderately Aggressive Allocation Fund
Moderate Allocation Fund	Moderately Conservative Allocation Fund
Conservative Allocation Fund

The LifeStyle Funds seek to achieve their respective investment objectives by using a “fund-of-funds” strategy. Accordingly, the LifeStyle Funds invest in a combination of other Penn Series Funds (each, an “underlying fund” and, collectively, the “underlying funds”) in accordance with their target asset allocations. These underlying funds invest their assets directly in equity, fixed income, money market and other securities in accordance with their own investment objectives and policies. The underlying funds are managed using both indexed and active management strategies. The LifeStyle Funds intend to invest primarily in a combination of underlying funds; however, the LifeStyle Funds may invest directly in equity and fixed income securities and cash equivalents, including money market securities.

Each LifeStyle Fund has its own distinct target portfolio allocation and is designed to accommodate different investment goals and risk tolerances. Through its investments in the underlying funds, each LifeStyle Fund’s target allocation is intended to allocate the LifeStyle Fund’s assets among various asset classes, such as equity securities, fixed income securities and money market securities. The portfolios of the Aggressive Allocation Fund and Moderately Aggressive Allocation Fund are more heavily allocated to stocks, and reflect a more aggressive approach. The portfolios of the Moderately Conservative Allocation Fund and Conservative Allocation Fund are more heavily allocated to bonds and cash investments, and reflect a more conservative approach. The portfolio of the Moderate Allocation Fund is allocated among stock, bond and cash investments with a majority of its assets allocated to stocks, and is designed to offer investors an investment option that is less aggressive than the Aggressive Allocation Fund and Moderately Aggressive Allocation Fund, but more aggressive than the Moderately Conservative Allocation Fund and Conservative Allocation Fund. The Aggressive Allocation Fund is designed as the most aggressive of the LifeStyle Funds and the Conservative Allocation Fund is designed as the most conservative of the LifeStyle Funds.

In determining the asset allocation of the LifeStyle Funds, ICMI will rely on the experience of its investment personnel and its evaluation of the overall financial markets, including, but not limited to, information about the economy, interest rates, and the long-term absolute and relative returns of various asset classes. Consideration will also be given to the investment styles of the managers of the underlying funds and their historic patterns of performance relative to their asset class and to other underlying funds. Periodic changes in allocations among the underlying funds will be based on information about the financial markets, changes within

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particular underlying funds, or the introduction of new Penn Series funds that would, in ICMI’s opinion, enhance the return potential of the LifeStyle Funds. These changes will be implemented as necessary, recognizing that these decisions tend to be long-term in nature, based on information about the financial markets and on a LifeStyle Fund’s investment objective.

The following chart shows each LifeStyle Fund’s target asset allocation among the various asset classes and which underlying funds are used within each asset class as of the date of the Prospectus. ICMI may permit modest deviations from the target asset allocations listed below. Market appreciation or depreciation may cause a LifeStyle Fund to be outside of its target asset allocation range. Further, differences in the performance of the underlying funds and the size and frequency of purchase and redemption orders may also affect a LifeStyle Fund’s actual allocations. Accordingly, a LifeStyle Fund’s actual allocations may differ from this illustration.

Asset Classes and Underlying Funds	Target Asset Allocation
	Aggressive Allocation Fund	Moderately Aggressive Allocation Fund	Moderate Allocation Fund	Moderately Conservative Allocation Fund	Conservative Allocation Fund
Fixed Income and Money Market Funds	0% - 15%	0% - 30%	30% - 50%	50% - 70%	60% - 80%
Penn Series Money Market Fund	0% - 15%	0% - 30%	0% - 50%	0% - 70%	0% - 80%
Penn Series Limited Maturity Bond Fund	0% - 15%	0% - 30%	0% - 50%	0% - 70%	0% - 80%
Penn Series Quality Bond Fund	0% - 15%	0% - 30%	0% - 50%	0% - 70%	0% - 80%
Penn Series High Yield Bond Fund	0% - 15%	0% - 30%	0% - 30%	0% - 30%	0% - 30%
Equity Funds	85% - 100%	70% - 100%	50% - 70%	30% - 50%	20% - 40%
Penn Series Flexibly Managed Fund	0% - 30%	0% - 30%	0% - 20%	0% - 20%	0% - 15%
Penn Series Large Growth Stock Fund	0% - 30%	0% - 30%	0% - 20%	0% - 20%	0% - 15%
Penn Series Large Cap Growth Fund	0% - 30%	0% - 30%	0% - 20%	0% - 20%	0% - 15%
Penn Series Large Core Growth Fund	0% - 30%	0% - 30%	0% - 20%	0% - 20%	0% - 15%
Penn Series Large Cap Value Fund	0% - 30%	0% - 30%	0% - 20%	0% - 20%	0% - 15%
Penn Series Large Core Value Fund	0% - 30%	0% - 30%	0% - 20%	0% - 20%	0% - 15%
Penn Series Index 500 Fund	0% - 30%	0% - 30%	0% - 20%	0% - 20%	0% - 15%
Penn Series Mid Cap Growth Fund	0% - 30%	0% - 30%	0% - 20%	0% - 20%	0% - 15%
Penn Series Mid Cap Value Fund	0% - 30%	0% - 30%	0% - 20%	0% - 20%	0% - 15%
Penn Series Mid Core Value Fund	0% - 30%	0% - 30%	0% - 20%	0% - 20%	0% - 15%
Penn Series SMID Cap Growth Fund	0% - 30%	0% - 30%	0% - 20%	0% - 20%	0% - 15%
Penn Series SMID Cap Value Fund	0% - 30%	0% - 30%	0% - 20%	0% - 20%	0% - 15%
Penn Series Small Cap Growth Fund	0% - 30%	0% - 30%	0% - 20%	0% - 20%	0% - 15%
Penn Series Small Cap Value Fund	0% - 30%	0% - 30%	0% - 20%	0% - 20%	0% - 15%
Penn Series Small Cap Index Fund	0% - 30%	0% - 30%	0% - 20%	0% - 20%	0% - 15%
Penn Series Developed International Index Fund	0% - 30%	0% - 30%	0% - 20%	0% - 20%	0% - 15%
Penn Series International Equity Fund	0% - 30%	0% - 30%	0% - 20%	0% - 20%	0% - 15%
Penn Series Emerging Markets Equity Fund	0% - 30%	0% - 30%	0% - 20%	0% - 20%	0% - 15%
Penn Series Real Estate Securities Fund	0% - 30%	0% - 30%	0% - 20%	0% - 20%	0% - 15%

SECURITIES AND INVESTMENT TECHNIQUES

Unless otherwise stated herein, the Funds may purchase any of the securities and/or engage in any of the investment practices identified in this section if, in the opinion of the Investment Adviser or Sub-Adviser (as applicable), such investment will be advantageous to the Fund.

Investments in Equity Securities

Equity securities in which the Funds, other than the Money Market Fund, may invest include those described below.

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Equity Securities. Equity securities represent ownership interests in a company, and are commonly called “stocks.” Equity securities historically have outperformed most other securities, although their prices can fluctuate based on changes in a company’s financial condition, market conditions and political, economic or even company-specific news. When a stock’s price declines, its market value is lowered even though the intrinsic value of the company may not have changed. Sometimes factors, such as economic conditions or political events, affect the value of stocks of companies of the same or similar industry or group of industries, and may affect the entire stock market.

Types of equity securities include common stocks, preferred stocks, convertible securities, warrants, ADRs, GDRs, EDRs, and interests in REITs. For more information on REITs, see the section entitled “Real Estate Securities.” For more information on warrants, see the section entitled “Warrants.”

Common stocks. Common stocks, which are probably the most recognized type of equity security, represent an equity or ownership interest in an issuer and usually entitle the owner to voting rights in the election of the corporation’s directors and any other matters submitted to the corporation’s shareholders for voting, as well as to receive dividends on such stock. The market value of common stock can fluctuate widely, as it reflects increases and decreases in an issuer’s earnings. In the event an issuer is liquidated or declares bankruptcy, the claims of bond owners, other debt holders and owners of preferred stock take precedence over the claims of common stock owners.

Preferred stocks. Preferred stocks represent an equity or ownership interest in an issuer but do not ordinarily carry voting rights, though they may carry limited voting rights. Preferred stocks normally have preference over the corporation’s assets and earnings, however. For example, preferred stocks have preference over common stock in the payment of dividends. Preferred stocks normally pay dividends at a specified rate. However, preferred stock may be purchased where the issuer has omitted, or is in danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation potential. In the event an issuer is liquidated or declares bankruptcy, the claims of bond owners take precedence over the claims of preferred and common stock owners. Certain classes of preferred stock are convertible into shares of common stock of the issuer. By holding convertible preferred stock, a Fund can receive a steady stream of dividends and still have the option to convert the preferred stock to common stock. Preferred stock is subject to many of the same risks as common stock and debt securities.

Convertible securities. Convertible securities are typically preferred stocks or bonds that are exchangeable for a specific number of another form of security (usually the issuer’s common stock) at a specified price or ratio. A convertible security generally entitles the holder to receive interest paid or accrued on bonds or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. A corporation may issue a convertible security that is subject to redemption after a specified date, and usually under certain circumstances. A holder of a convertible security that is called for redemption would be required to tender it for redemption to the issuer, convert it to the underlying common stock or sell it to a third party. The convertible structure allows the holder of the convertible bond to participate in share price movements in the company’s common stock. The actual return on a convertible bond may exceed its stated yield if the company’s common stock appreciates in value and the option to convert to common stocks becomes more valuable. Convertible securities typically pay a lower interest rate than nonconvertible bonds of the same quality and maturity because of the convertible feature. Convertible securities are also rated below investment grade (“high yield securities” or “junk bonds”) or are not rated, and are subject to credit risk.

Prior to conversion, convertible securities have characteristics and risks similar to nonconvertible debt and equity securities. In addition, convertible securities are often concentrated in economic sectors, which, like the stock market in general, may experience unpredictable declines in value, as well as periods of poor performance, which may last for several years. There may be a small trading market for a particular convertible security at any given time, which may adversely impact market price and a Fund’s ability to liquidate a particular security or respond to an economic event, including deterioration of an issuer’s creditworthiness.

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Convertible preferred stocks are nonvoting equity securities that pay a fixed dividend. These securities have a convertible feature similar to convertible bonds, but do not have a maturity date. Due to their fixed income features, convertible securities provide higher income potential than the issuer’s common stock, but typically are more sensitive to interest rate changes than the underlying common stock. In the event of a company’s liquidation, bondholders have claims on company assets senior to those of shareholders; preferred shareholders have claims senior to those of common shareholders.

Convertible securities typically trade at prices above their conversion value, which is the current market value of the common stock received upon conversion, because of their higher yield potential than the underlying common stock. The difference between the conversion value and the price of a convertible security will vary depending on the value of the underlying common stock and interest rates. When the underlying value of the common stocks declines, the price of the issuer’s convertible securities will tend not to fall as much because the convertible security’s income potential will act as a price support. While the value of a convertible security also tends to rise when the underlying common stock value rises, it will not rise as much because their conversion value is more narrow. The value of convertible securities also is affected by changes in interest rates. For example, when interest rates fall, the value of convertible securities may rise because of their fixed income component.

Initial Public Offering. The Funds may purchase shares issued as part of, or a short period after, a company’s initial public offering (“IPOs”), and may at times dispose of those shares shortly after their acquisition. A Fund’s purchase of shares issued in IPOs exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies have fluctuated significantly over short periods of time.

Depositary Receipts. ADRs, as well as other “hybrid” forms of ADRs, including EDRs and GDRs, are certificates evidencing ownership of shares of a foreign issuer. Depositary receipts may be sponsored or unsponsored. These certificates are issued by depositary banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. Generally, ADRs in registered form are dollar-denominated securities designed for use in the U.S. securities markets, which represent and may be converted into an underlying foreign security. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. EDRs are receipts typically issued in Europe by a bank or trust company evidencing ownership of an underlying foreign security. Unlike ADRs, EDRs are issued in bearer form and designed for use in the European securities markets. GDRs are issued in bearer form and designated for use outside the United States.

Investments in the securities of foreign issuers may subject a Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States.

Although the two types of depositary receipt facilities (unsponsored or sponsored) are similar, there are differences regarding a holder’s rights and obligations and the practices of market participants. A depository may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depository requests a letter of non-objection from the underlying issuer prior to establishing the

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facility. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to cooperate with the U.S. bank, update current or provide additional financial and other information to the bank or the investor, distribute shareholder communications received from the underlying issuer, or pass through voting rights to depositary receipt holders with respect to the underlying securities.

Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that sponsored depositary receipts are established jointly by a depository and the underlying issuer through a deposit agreement. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depository, and the depositary receipt holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depository), although most sponsored depositary receipts holders may bear costs such as deposit and withdrawal fees. Depositories of most sponsored depositary receipts agree to distribute notices of shareholder meetings, voting instructions, and other shareholder communications and information to the depositary receipt holders at the underlying issuer’s request.

Master Limited Partnerships (MLPs). The Mid Cap Value Fund and the Mid Cap Growth Fund can invest up to 5% of their assets in MLPs. An MLP is a limited partnership (or similar entity) in which investors buy units (“common units”) (versus shares of a corporation) and receive distributions (versus dividends). MLPs are generally registered with the SEC and publicly traded on a securities exchange or in the over-the-counter (OTC) market, with their value fluctuating predominantly based on prevailing market conditions. While the majority of MLPs own interests in businesses related to the production, infrastructure, transportation and storage of natural resources such as oil, gas, and fossil fuels, some MLPs operate in the real estate sector. With regard to U.S. federal income tax treatment, an MLP is generally treated as a pass-through entity, which means that the MLP itself is not subject to tax but its investors or “unit holders”, in calculating their tax liabilities, generally take into account their allocable shares of the MLP’s income, gain, deductions and losses, whether or not any amounts are distributed by the MLP. Distributions from an MLP to unit holders generally are not taxable unless they exceed a unit holder’s tax basis in its MLP interest. MLPs consist of a general partner and limited partners. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units. Limited partners own the remainder of the common units, and have a limited role, if any, in the MLP’s operations and management. MLPs generally distribute all available cash flow (cash flow from operations less maintenance capital expenditures) in the form of quarterly distributions. Common units along with general partner units, have first priority to receive quarterly cash distributions up to the minimum quarterly distribution and have arrearage rights. In the event of liquidation, common units have preference over subordinated units, but not debt or preferred units, to the remaining assets of the MLP.

There are risks related to investing in MLPs including, but not limited to, risks associated with (a) the MLP structure itself and (b) the specific industry or industries in which the MLP invests. MLPs holding interests in credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. Even though the common units are typically traded on a securities exchange or in the OTC market, investments held by MLPs may be relatively illiquid, limiting the MLPs’ ability to vary their portfolios promptly in response to changes in economic, market, regulatory or other conditions, which could, in turn, affect the liquidity of the units themselves. MLPs may have limited financial resources, their securities may trade infrequently and in limited volume, and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly based companies. Certain MLPs are dependent on their parent companies or sponsors for a majority of their revenues. Any failure by an MLP’s parents or sponsors to satisfy their payments or obligations would impact the MLP’s revenues and cash flows and ability to make distributions to holders of the common units.

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MLPs involve some risks that differ from an investment in the common stock of a corporation. Holders of MLP common units have limited control and voting rights on matters affecting the MLP. Holders of MLP common units are exposed to a possibility of liability for all of the obligations of that MLP in the event that a court determines that the rights of the holders of MLP common units to vote to remove or replace the general partner of that MLP, to approve amendments to that MLP’s governing documents, or to take other action under the governing documents of that MLP would constitute “control” of the business of that MLP, or a court or governmental agency determines that the MLP is conducting business in a state without complying with the statutes of that state. This liability may remain with the holder of units even after the units are sold. In addition, there are certain tax risks associated with an investment in units, and conflicts of interest exist between common interest holders and the general partner. For example, conflicts of interest may arise from incentive distribution payments paid to the general partner, or referral of business opportunities by the general partner or one of its affiliates to an entity other than the MLP. Additionally, holders of units are also exposed to the risk that they be required to repay amounts to the MLP that are wrongfully distributed to them. Furthermore, if an MLP fails to sufficiently monitor its operations so that it remains taxed as a partnership under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), the MLP could be taxed as a corporation, which could have adverse consequences for a fund that owns units of such an MLP.

To the extent that a fund invests in energy-related companies, through its investment in MLPs, it takes on additional risks. The fund faces the risk that the earnings, dividends, and stock prices of energy companies may be greatly affected by changes in the prices and supplies of oil and other energy fuels. Prices and supplies of energy can fluctuate significantly over short and long periods because of a variety of factors, including: changes in international politics; policies of the Organization of Petroleum Exporting Countries (“OPEC”); relationships among OPEC members and between OPEC and oil-importing nations; energy conservation; the regulatory environment; government tax policies; development of alternative sources of energy; and the economic growth and stability of the key energy-consuming countries. These factors could lead to substantial fluctuations in the value of a fund’s energy-related investments, particularly MLPs that operate in oil, gas, fossil fuels and other natural resources related businesses, including energy production, generation, processing, distribution and infrastructure.

MLPs are subject to the other risks generally applicable to interests in companies in the energy and natural resources sectors, including commodity pricing risk, supply and demand risk and depletion risk and exploration risk. There are also certain tax risks associated with investment in MLPs, including the risk that U.S. taxing authorities could challenge the tax classification of the MLPs in which the Fund invests or certain tax deductions passed through to the Fund from such MLPs. These tax risks, and any adverse determination with respect thereto, could have a negative impact on the after-tax income available for distribution by the MLPs and/or the value of the fund’s investment in the MLP. There can be no assurance that future changes to U.S. tax laws or tax rules would not adversely affect a fund’s investments in MLPs or the value of the fund’s shares.

Investments in Debt Securities

Debt securities in which the Funds may invest include those described below.

U.S. Government Obligations. The Funds may invest in bills, notes, bonds, and other debt securities issued by the U.S. Treasury. These are direct obligations of the U.S. Government and differ mainly in the length of their maturities.

U.S. Government Agency Securities. The Funds may invest in debt securities issued or guaranteed by U.S. Government sponsored enterprises, federal agencies, and international institutions. These include securities issued by Fannie Mae, Government National Mortgage Association, Federal Home Loan Mortgage Corporation (Freddie Mac), Federal Home Loan Bank, Federal Land Banks, Farmers Home Administration, Banks for Cooperatives, Federal Intermediate Credit Banks, Federal Financing Bank, Farm Credit Banks, and the Tennessee Valley Authority. Some of these securities are supported by the full faith and credit of the

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U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, and the remainder are supported only by the credit of the instrumentality.

On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae and Freddie Mac, placing the two federal instrumentalities in conservatorship. Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality. Under these Senior Preferred Stock Purchase Agreements (SPAs), the U.S. Treasury has pledged to provide up to $100 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets. On May 6, 2009, the U.S. Treasury increased its maximum commitment to each instrumentality under the SPAs to $200 billion per instrumentality. On December 24, 2009, the U.S. Treasury further amended the SPAs to allow the cap on Treasury’s funding commitment to increase as necessary to accommodate any cumulative reduction in Fannie Mae’s and Freddie Mac’s net worth through the end of 2012. At the conclusion of 2012, the remaining U.S. Treasury commitment will then be fully available to be drawn per the terms of the SPAs. In December 2009, the U.S. Treasury also amended the SPAs to provide Fannie Mae and Freddie Mac with some additional flexibility to meet the requirement to reduce their mortgage portfolios.

The actions of the U.S. Treasury are intended to ensure that Fannie Mae and Freddie Mac maintain a positive net worth and meet their financial obligations preventing mandatory triggering of receivership. No assurance can be given that the U.S. Treasury initiatives will be successful.

Long-Term, Medium to Lower Quality Corporate Debt Securities. The Funds may invest in medium to lower quality corporate debt securities. The High Yield Bond Fund will invest in outstanding convertible and nonconvertible corporate debt securities (e.g., bonds and debentures) that generally have maturities between 6 and 12 years. This Fund will generally invest in long-term corporate obligations which are rated BBB or lower by S&P or Baa or lower by Moody’s, or, if not rated, are of equivalent quality as determined by the Sub-Adviser. The Flexibly Managed Fund may invest up to 15% of its assets in lower quality corporate debt securities. The Emerging Markets Equity Fund may invest up to 5% of its assets in high yield securities.

Please see the “Additional Risks of High Yield Investing” in the High Yield Bond Fund section above for more information about the risks of investing in high yield securities and junk bonds.

Investment Grade Corporate Debt Securities. The Funds may invest in corporate debt securities of various maturities that are considered investment grade securities. The Limited Maturity Bond and Quality Bond Funds will invest principally in corporate debt securities of various maturities that are considered investment grade securities by at least one of the established rating services (e.g., AAA, AA, A, or BBB by S&P) or, if not rated, are of equivalent quality as determined by ICMI.

Bank Obligations. The Funds may invest in certificates of deposit, bankers’ acceptances, and other short-term debt obligations. Certificates of deposit are short-term obligations of commercial banks. A bankers’ acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with international commercial transactions.

No Fund will invest in any security issued by a commercial bank unless: (i) the bank has total assets of at least $1 billion, or the equivalent in other currencies, or, in the case of domestic banks which do not have total assets of at least $1 billion, the aggregate investment made in any one such bank by any one Income Fund is limited to $100,000 and the principal amount of such investment is insured in full by the Federal Deposit Insurance Corporation, (ii) in the case of a U.S. Bank, it is a member of the Federal Deposit Insurance Corporation, and (iii) in the case of foreign banks, the security is, in the opinion of ICMI or the Fund’s Sub-Adviser, of an investment quality comparable with other debt securities which may be purchased by the Fund. These limitations do not prohibit investments in securities issued by foreign branches of U.S. banks, provided such U.S. banks meet the foregoing requirements.

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Commercial Paper. The Funds may invest in short-term promissory notes issued by corporations primarily to finance short-term credit needs. The Money Market Fund will only invest in commercial paper which is rated A-2 or better by S&P, Prime-2 or better by Moody’s or, if not rated, is of equivalent quality as determined by ICMI, and further will invest only in instruments permitted under the SEC Rule 2a-7 which governs money market fund investing.

Canadian Government Securities. The Funds may invest in debt securities issued or guaranteed by the Government of Canada, a Province of Canada, or an instrumentality or political subdivision thereof. However, the Money Market Fund will only purchase these securities if they are marketable and payable in U.S. dollars. The Money Market Fund will not purchase any such security if, as a result, more than 10% of the value of its total assets would be invested in such securities.

Savings and Loan Obligations. The Funds may invest in negotiable certificates of deposit and other debt obligations of savings and loan associations. They will not invest in any security issued by a savings and loan association unless: (i) the savings and loan association has total assets of at least $1 billion, or, in the case of savings and loan associations which do not have total assets of at least $1 billion, the aggregate investment made in any one savings and loan association is limited to $100,000 and the principal amount of such investment is insured in full by the Savings Association Insurance Fund of the Federal Deposit Insurance Corporation; (ii) the savings and loan association issuing the security is a member of the Federal Home Loan Bank System; and (iii) the security is insured by the Savings Association Insurance Fund of the Federal Deposit Insurance Corporation.

No Fund will purchase any security of a small bank or savings and loan association which is not readily marketable if, as a result, more than 15% (5% with respect to the Money Market Fund) of the value of its total assets would be invested in such securities, other illiquid securities, and securities without readily available market quotations, such as restricted securities and repurchase agreements maturing in more than seven days.

Municipal Obligations. The Funds may invest in Municipal Obligations. The Limited Maturity Bond, Quality Bond and Large Cap Value Funds may invest in Municipal Obligations that meet such Fund’s quality standards. The two principal classifications of Municipal Obligations are “general obligation” securities and “revenue” securities. General obligation securities are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

Municipal Obligations may also include “moral obligation” bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

Municipal Obligations may include variable and floating rate instruments. If such instruments are unrated, they will be determined by ICMI or the Fund’s Sub-Adviser to be of comparable quality at the time of the purchase to rated instruments purchasable by a Fund.

To the extent a Fund’s assets are to a significant extent invested in Municipal Obligations that are payable from the revenues of similar projects, the Fund will be subject to the peculiar risks presented by the laws and economic conditions relating to such projects to a greater extent than it would be if its assets were not so invested.

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Foreign Debt Securities. The Funds may invest in foreign debt securities. Subject to the particular Fund’s quality and maturity standards, the Limited Maturity Bond, Quality Bond, High Yield Bond and Money Market Funds may invest without limitation in the debt securities (payable in U.S. dollars) of foreign issuers in developed countries and in the securities of foreign branches of U.S. banks such as negotiable certificates of deposit (Eurodollars). The High Yield Bond Fund may also invest up to 20% of its assets in non-U.S. dollar—denominated fixed income securities principally traded in financial markets outside the United States. The International Equity Fund may invest in debt securities of foreign issuers. The securities will be rated Baa or higher by Moody’s Investor Services, Inc. or BBB or higher by Standard and Poor’s Ratings Group or, if they have not been so rated, will be the equivalent of investment grade (Baa or BBB) as determined by the Investment Adviser or Sub-Adviser. Investments in debt securities, including foreign debt securities, by the Large Cap Value Fund are subject to an aggregate limit of 10% of the Fund’s net assets. The Small Cap Growth Fund may also invest up to 15% of its assets in U.S.-traded dollar—denominated debt securities of foreign issuers, and up to 5% of its assets in non-dollar—denominated fixed income securities issued by foreign issuers. The Emerging Markets Equity Fund may invest up to 20% of its net assets in debt securities, including debt securities of foreign issuers.

For information on risks involved in investing in foreign securities, see information on “Investments in Foreign Equity Securities” below.

Prime Money Market Securities Defined. Prime money market securities include: U.S. Government obligations; U.S. Government agency securities; bank or savings and loan association obligations issued by banks or savings and loan associations whose debt securities or parent holding companies’ debt securities or affiliates’ debt securities guaranteed by the parent holding company are rated AAA or A-1 or better by S&P, AAA or Prime-1 by Moody’s, or AAA by Fitch; commercial paper rated A-1 or better by S&P, Prime-1 by Moody’s, or, if not rated, issued by a corporation having an outstanding debt issue rated AAA by S&P, Moody’s, or Fitch; short-term corporate debt securities rated AAA by S&P, Moody’s, or Fitch; Canadian Government securities issued by entities whose debt securities are rated AAA by S&P, Moody’s, or Fitch; and repurchase agreements where the underlying security qualifies as a prime money market security as defined above.

Mortgage-Backed Securities. Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional fifteen- and thirty-year fixed-rate mortgages, graduated payment mortgages, adjustable rate mortgages and floating mortgages. Due to the possibility of prepayments of the underlying mortgage instruments, mortgage-backed securities generally do not have a known maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. An average life estimate is a function of an assumption regarding anticipated prepayment patterns, based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants can produce different average life estimates with regard to the same security. There can be no assurance that estimated average life will be a security’s actual average life. Mortgage-backed securities are described in more detail below:

Government Pass-Through Securities. These are securities that are issued or guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are GNMA, Fannie Mae and Freddie Mac. GNMA, Fannie Mae and Freddie Mac each guarantee timely distributions of interest to certificate holders. GNMA and Fannie Mae also guarantee timely distributions of scheduled principal. In the past, Freddie Mac has only guaranteed the ultimate collection of principal of the underlying mortgage loan; however, Freddie Mac now issues mortgage-backed securities (“FHLMC Gold PCS”) which also guarantee timely payment of monthly principal reductions. Government and private guarantees do not extend to the securities’ value, which is likely to vary inversely with fluctuations in interest rates.

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The market value and interest yield of these mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments on the underlying loans, these securities have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular mortgage-backed security. The scheduled monthly interest and principal payments relating to mortgages in the pool will be “passed through” to investors.

Government mortgage-backed securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although these securities may offer yields higher than those available from other types of U.S. Government securities, mortgage-backed securities may be less effective than other types of securities as a means of “locking in” attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of these securities likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a mortgage-backed security originally purchased at a premium to decline in price to its par value, which may result in a loss.

Private Pass-Through Securities. Private pass-through securities are mortgage-backed securities issued by a non-governmental entity, such as a trust. While they are generally structured with one or more types of credit enhancement, private pass-through securities generally lack a guarantee by an entity having the credit status of a governmental agency or instrumentality. The two principal types of private mortgage-backed securities are collateralized mortgage obligations (“CMOs”) and real estate mortgage investment conduits (“REMICs”).

Commercial Mortgage-Backed Securities (“CMBS”). CMBS are generally multi-class or pass-through securities backed by a mortgage loan or a pool of mortgage loans secured by commercial property, such as industrial and warehouse properties, office buildings, retail space and shopping malls, multifamily properties and cooperative apartments. The commercial mortgage loans that underlie CMBS are generally not amortizing or not fully amortizing. That is, at their maturity date, repayment of the remaining principal balance or “balloon” is due and is repaid through the attainment of an additional loan of sale of the property.

CMOs. CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers’ general funds and additionally secured by a first lien on a pool of single family detached properties). CMOs are rated in one of the two highest categories by S&P or Moody’s. Many CMOs are issued with a number of classes or series which have different expected maturities. Investors purchasing such CMOs are credited with their portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal based on a predetermined priority schedule. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. Government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

REMICs. REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by interests in real property. Guaranteed REMIC pass-through certificates (“REMIC Certificates”) issued by Fannie Mae or Freddie Mac represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, Freddie Mac or GNMA-guaranteed mortgage pass-through certificates.

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For Freddie Mac REMIC Certificates, Freddie Mac guarantees the timely payment of interest. GNMA REMIC Certificates are backed by the full faith and credit of the U.S. Government.

Adjustable Rate Mortgage Securities (“ARMS”). ARMS are a form of pass-through security representing interests in pools of mortgage loans whose interest rates are adjusted from time to time. The adjustments usually are determined in accordance with a predetermined interest rate index and may be subject to certain limits. While the value of ARMS, like other debt securities, generally varies inversely with changes in market interest rates (increasing in value during periods of declining interest rates and decreasing in value during periods of increasing interest rates), the value of ARMS should generally be more resistant to price swings than other debt securities because the interest rates of ARMS move with market interest rates. The adjustable rate feature of ARMS will not, however, eliminate fluctuations in the prices of ARMS, particularly during periods of extreme fluctuations in interest rates. Also, since many adjustable rate mortgages only reset on an annual basis, it can be expected that the prices of ARMS will fluctuate to the extent that changes in prevailing interest rates are not immediately reflected in the interest rates payable on the underlying adjustable rate mortgages.

Stripped Mortgage-Backed Securities. Stripped mortgage-backed securities are securities that are created when a U.S. Government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the “principal-only” security (“PO”) receives the principal payments made by the underlying mortgage-backed security, while the holder of the “interest-only” security (“IO”) receives interest payments from the same underlying security. The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.

Asset-Backed Securities. The Funds may invest a portion of their assets in debt obligations known as “asset-backed securities.” The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit support provided to the securities. The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets which in turn may be affected by a variety of economic and other factors. As a result, the yield on any asset-backed security is difficult to predict with precision and actual yield to maturity may be more or less than the anticipated yield to maturity. Asset-backed securities may be classified as “pass through certificates” or “collateralized obligations.”

“Pass through certificates” are asset-backed securities which represent an undivided fractional ownership interest in an underlying pool of assets. Pass through certificates usually provide for payments of principal and interest received to be passed through to their holders, usually after deduction for certain costs and expenses incurred in administering the pool. Because pass through certificates represent an ownership interest in the underlying assets, the holders thereof bear directly the risk of any defaults by the obligers on the underlying assets not covered by any credit support.

Asset-backed securities issued in the form of debt instruments, also known as collateralized obligations, are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Such assets are most often trade, credit card or automobile receivables. The assets collateralizing such asset-backed securities are pledged to a trustee or custodian for the benefit of the holders thereof. Such issuers generally hold no assets other than those underlying the asset-backed securities and any credit support provided. As a result, although payments on such asset-backed securities are obligations of the issuers, in the event of defaults on the underlying assets not covered by any credit support, the issuing entities are unlikely to have sufficient assets to satisfy their obligations on the related asset-backed securities.

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Zero Coupon and Pay-in-Kind Bonds. The Funds may invest in zero coupon and pay-in-kind bonds. A zero coupon security has no cash coupon payments. Instead, the issuer sells the security at a substantial discount from its maturity value. The interest received by the investor from holding this security to maturity is the difference between the maturity value and the purchase price. The advantage to the investor is that reinvestment risk of the income received during the life of the bond is eliminated. However, zero coupon bonds like other bonds retain interest rate and credit risk and usually display more price volatility than those securities that pay a cash coupon.

Pay-in-Kind (PIK) Instruments are securities that pay interest in either cash or additional securities, at the issuer’s option, for a specified period. PIK’s, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. PIK bonds can be either senior or subordinated debt and trade flat (i.e., without accrued interest). The price of PIK bonds is expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. PIK’s are usually less volatile than zero coupon bonds, but more volatile than cash pay securities.

For federal income tax purposes, these types of bonds, when held by a Fund, will require the recognition of gross income each year even though no cash may be paid to the Fund until the maturity or call date of the bond. The Fund will nonetheless be required to distribute substantially all of this gross income each year to qualify for treatment as a regulated investment company under the Internal Revenue Code, and such distributions could reduce the amount of cash available for investment by the Fund.

Investments in Foreign Equity Securities

The Funds, other than the Money Market Fund, may invest in the equity securities of foreign issuers, including the securities of foreign issuers in emerging countries. Certain of the Funds have adopted limitations with respect to their investments in the equity securities of foreign issuers as follows: Large Growth Stock – 30%; Large Cap Value – 25%; Large Cap Growth – 20%, Mid Cap Growth – 25%; Mid Cap Value – 25%, Mid Core Value – 10%, Small Cap Value – 15%; Small Cap Growth – 15%; Flexibly Managed – 25% and Real Estate Securities – 25%. The International Equity Fund, under normal circumstances, will have at least 65% of its assets in such investments. Under normal circumstances, at least 80% of the Emerging Markets Equity Fund’s assets will be invested in equity securities located in emerging market countries. Under normal circumstances, the Developed International Index Fund invests at least 80% of its net assets in securities listed in the MSCI® Europe, Australasia, Far East (MSCI EAFE) Index. The Large Core Value Fund may invest up to 25% of its total assets in foreign securities, some of which may be located in emerging market countries. Because the Funds may invest in foreign securities, the Funds involve risks that are different in some respects from an investment in a fund which invests only in securities of U.S. domestic issuers. Foreign investments may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees are generally higher than in the United States. Investments in foreign securities may also be subject to other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets, imposition of withholding taxes on dividend or interest payments, and currency blockage (which would prevent cash from being brought back to the United States). The Sub-Advisers for the Small Cap Growth, Large Cap Growth, Large Core Growth, Large Core Value, Mid Core Value, Large Cap Value, Mid Cap Value, and SMID Cap Growth Funds do not consider ADRs and securities of companies domiciled outside the U.S. but whose principal trading market is in the U.S. to be “foreign securities.”

Emerging or developing markets exist in countries that are considered to be in the initial stages of industrialization. The risks of investing in these markets are similar to the risks of international investing in general, although the risks are greater in emerging and developing markets. Countries with emerging or developing securities markets tend to have economic structures that are less stable than countries with developed

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securities markets. This is because their economies may be based on only a few industries and their securities markets may trade a small number of securities. Prices on these exchanges tend to be volatile, and securities in these countries historically have offered greater potential for gain (as well as loss) than securities of companies located in developed countries.

Investments in Smaller Companies

The Funds, other than the Money Market Fund, may invest in securities of small- and mid-cap companies. Small Cap Value, Small Cap Growth, SMID Cap Value, SMID Cap Growth and the Small Cap Index Funds may invest all or a substantial portion of their assets in securities issued by smaller capitalization companies. Such companies may offer greater opportunities for capital appreciation than larger companies, but investments in such companies may involve certain special risks. Such companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group. While the markets in securities of such companies have grown rapidly in recent years, such securities may trade less frequently and in smaller volume than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and a Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers’ underlying earnings potential or assets. Some securities of smaller issuers may be restricted as to resale or may otherwise be highly illiquid. The ability of a Fund to dispose of such securities may be greatly limited, and a Fund may have to continue to hold such securities during periods when they would otherwise be sold.

Investments in Unseasoned Companies

The Funds, other than the Money Market Fund, may invest in companies (including predecessors) which have operated less than three years. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with an established operating record.

Foreign Currency Transactions

As a means of reducing the risks associated with investing in securities denominated in foreign currencies, a Fund, other than the Money Market Fund, may purchase or sell foreign currency on a forward basis (“forward contracts”), enter into foreign currency futures and options on futures contracts (“forex futures”) and foreign currency options (“forex options”). These investment techniques may be used to either hedge against anticipated future changes in currency prices that otherwise might adversely affect the value of the Fund’s investments or to provide a Fund with exposure to a particular currency.

Forward contracts involve an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

Forex futures are standardized contracts for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Forex futures traded in the United States are traded on regulated futures exchanges. A Fund will incur brokerage fees when it purchases or sells forex futures and it will be required to maintain margin deposits. Parties to a forex future must make initial margin deposits to secure performance of the contract, which generally range from 2% to 5% of the contract price. There also are requirements to make “variation” margin deposits as the value of the futures contract fluctuates.

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When a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to “lock in” the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transactions, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received. When the Investment Adviser or Sub-Adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, the Fund may enter into a forward contract to sell, for a fixed amount of dollars, the amount of the foreign currency approximating the value of some or all of the Fund’s portfolio securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. The Large Growth Stock Fund, Large Cap Value Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Small Cap Value Fund, Small Cap Growth Fund and High Yield Bond Fund do not intend to enter into such forward contracts under these circumstance on a regular or continuous basis, and will not do so if, as a result, the Fund will have more than 15% of the value of its total assets committed to the consummation of such contracts. The Large Growth Stock Fund, Large Cap Value Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Small Cap Value Fund, Small Cap Growth Fund and High Yield Bond Fund will also not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate them to deliver an amount of foreign currency in excess of the value of the Fund’s portfolio securities or other assets denominated in that currency. The International Equity Fund and Emerging Markets Equity Fund may enter into a forward contract to buy or sell foreign currency (or another currency which acts as a proxy for that currency) approximating the value of some or all of the Fund’s portfolio securities denominated in such currency. In certain circumstances the Sub-Adviser to the International Equity Fund and Emerging Markets Equity Fund may commit a substantial portion of the portfolio to the consummation of forward contracts. The Developed International Index Fund may use forward contracts and forex futures to gain exposure to a particular currency. The Real Estate Securities Fund may use currency forward contracts to manage risks and to facilitate transactions in foreign securities. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. A Fund’s custodian bank will place cash or liquid equity or debt securities in a separate account of the Fund or “earmark” on the Fund’s books such securities in an amount equal to the value of the Fund’s total assets committed to the consummation of forward foreign currency exchange contracts entered into under the second circumstance, as set forth above. If the value of the securities “earmarked” or placed in the separate account declines, additional cash or securities will be “earmarked” or placed in the account on a daily basis so that the value of the “earmarked” cash or securities or the separate account will equal the amount of the Fund’s commitments with respect to such contracts.

At the maturity of a forward contract, a Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an “offsetting” contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the contract. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

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If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If a Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between a Fund’s entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

It also should be realized that this method of protecting the value of a Fund’s portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which one can achieve at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result from the value of such currency increase.

Although the Funds value their assets daily in terms of U.S. dollars, they do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. They will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the “spread”) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

Repurchase Agreements, Reverse Repurchase Agreements and Mortgage Dollar Rolls

Each Fund may enter into repurchase agreements through which an investor (such as a Fund) purchases a security (known as the “underlying security”) from a well-established securities dealer or a bank that is a member of the Federal Reserve System. Concurrently, the bank or securities dealer agrees to repurchase the underlying security at a future point at the same price, plus specified interest. Repurchase agreements are generally for a short period of time, often less than a week. The Limited Maturity Bond and Quality Bond Funds will only enter into a repurchase agreement where the underlying securities are (excluding maturity limitations) rated within the four highest credit categories assigned by established rating services (AAA, Aa, A, or Baa by Moody’s or AAA, AA, A, or BBB by S&P), or, if not rated, of equivalent investment quality as determined ICMI. With the exception of the Money Market Fund, the underlying security must be rated within the top three credit categories, or, if not rated, must be of equivalent investment quality as determined by the Investment Adviser or Sub-Adviser. In the case of the Money Market Fund, the underlying security must be rated within the top credit category or, if not rated, must be of comparable investment quality as determined by ICMI and the repurchase agreement must meet the other quality and diversification standards of Rule 2a-7 under the 1940 Act. In addition, each Fund will only enter into a repurchase agreement where (i) the market value of the underlying security, including interest accrued, will be at all times equal to or exceed the value of the repurchase agreement, and (ii) payment for the underlying security is made only upon physical delivery or evidence of book-entry transfer to the account of the custodian or a bank acting as agent. In the event of a bankruptcy or other default of a seller of a repurchase agreement, a Fund could experience both delays in liquidating the underlying security and losses, including: (a) possible decline in the value of the underlying security during the period while a Fund seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and (c) expenses of enforcing its rights.

The Funds may engage in reverse repurchase agreements to facilitate portfolio liquidity, a practice common in the mutual fund industry, or for arbitrage transactions as discussed below. In a reverse repurchase agreement, a Fund would sell a security and enter into an agreement to repurchase the security at a specified future date and price. The Funds generally retain the right to interest and principal payments on the security. If a Fund uses the cash it obtains to invest in other securities, this may be considered a form of leverage and may expose the Fund to a greater risk. Leverage tends to magnify the effect of any decrease or increase in the value on a Fund’s

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portfolio’s securities. Because a Fund receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. When required by guidelines of the SEC, the Funds will earmark on the books of the Funds or set aside permissible liquid assets in a segregated account to secure its obligations to repurchase the security.

The reverse repurchase agreements entered into by the Funds may be used as arbitrage transactions in which the Funds will maintain an offsetting position in short duration investment grade debt obligations. Since the Funds will receive interest on the securities or repurchase agreements in which it invests the transaction proceeds, such transactions may involve leverage. However, since such securities or repurchase agreements will be high quality and short duration, the Investment Adviser or Sub-Adviser believes that such arbitrage transactions present lower risks to the Funds than those associated with other types of leverage.

Mortgage “dollar rolls” or “covered rolls,” are transactions in which a Fund sells securities (usually mortgage-backed securities) and simultaneously contracts to repurchase typically in 30 or 60 days, substantially similar, but not identical, securities on a specified future date. During the roll period, a Fund forgoes principal and interest paid on such securities. A Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sale. At the end of the roll commitment period, a Fund may or may not take delivery of the securities it has contracted to purchase. Mortgage dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by the Fund to buy a security. A “covered roll” is a specific type of mortgage dollar roll for which there is an offsetting cash position or cash equivalent securities position that matures on or before the forward settlement date of the mortgage dollar roll transaction. As used herein the term “mortgage dollar roll” refers to mortgage dollar rolls that are not “covered rolls.” If the broker-dealer to whom a Fund sells the security becomes insolvent, the Fund’s right to repurchase the security may be restricted. Other risks involved in entering into mortgage dollar rolls include the risk that the value of the security may change adversely over the term of the mortgage dollar roll and that the security a Fund is required to repurchase may be worth less than the security that the Fund originally held. To avoid senior security concerns, a Fund will “cover” any mortgage dollar roll as required by the 1940 Act.

Lending of Portfolio Securities

For the purpose of realizing additional income, each Fund may make secured loans of portfolio securities amounting to not more than 33 1/3% of its total assets. Securities loans are made to unaffiliated broker-dealers or institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent. The collateral received will consist of government securities, letters of credit or such other collateral as may be permitted under its investment program and by regulatory agencies and approved by the Board of Directors. While the securities are being lent, the Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. Each Fund has a right to call each loan and obtain the securities within such period of time which coincides with the normal settlement period for purchases and sales of such securities in the respective markets. No Fund will have the right to vote securities while they are being lent, but it will call a loan in anticipation of any material vote. Efforts to recall such securities promptly may be unsuccessful, especially for foreign securities or thinly traded securities such as small-cap stocks. In addition, because recalling a security may involve expenses to a Fund, it is expected that a Fund will do so only where the items being voted upon are, in the judgment of the Investment Adviser or Sub-Adviser, either material to the economic value of the security or threaten to materially impact the issuer’s corporate governance policies or structure. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to firms deemed by ICMI or the Fund’s Sub-Adviser to be of good standing and will not be made unless, in the judgment of ICMI or the Fund’s Sub-Adviser, the consideration to be earned from such loans would justify the risk. Investing the cash collateral subjects a Fund to market risk. A Fund remains obligated to return all collateral to the borrower under the terms

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of its securities lending arrangements, even if the value of the investments made with the collateral has declined. Accordingly, if the value of a security in which the cash collateral has been invested declines, the loss would be borne by the Fund, and the Fund may be required to liquidate other investments in order to return collateral to the borrower at the end of a loan.

Illiquid Securities

Illiquid securities generally are those which may not be sold in the ordinary course of business within seven days at approximately the value at which the Fund has valued them.

The Funds may purchase securities which are not registered under the Securities Act of 1933 but which can be sold to qualified institutional buyers in accordance with Rule 144A under that Act or securities that are offered in an exempt non-public offering under the Act, including unregistered equity securities offered at a discount in a private placement that are issued by companies that have outstanding, publicly traded equity securities of the same class (a “private investment in public equity,” or a “PIPE”). Any such security will not be considered illiquid so long as it is determined by the Investment Adviser or Sub-Adviser, acting under guidelines approved and monitored by the Board of Directors, that an adequate trading market exists for that security. In making that determination, the Investment Adviser or Sub-Adviser will consider, among other relevant factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades. A Fund’s treatment of Rule 144A securities as liquid could have the effect of increasing the level of fund illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. The Investment Adviser or Sub-Adviser will continue to monitor the liquidity of any Rule 144A security which has been determined to be liquid. If a security is no longer liquid because of changed conditions, the holdings of illiquid securities will be reviewed to determine if any steps are required to assure compliance with applicable limitations on investments in illiquid securities.

Warrants

The Funds may invest in warrants. The Limited Maturity Bond, Index 500, Mid Cap Growth and Mid Cap Value Funds may, consistent with their investment objectives and policies, invest an unlimited amount in warrants. The Flexibly Managed, Large Growth Stock and High Yield Bond Funds may invest in warrants if, after such investment, no more than 10% of the value of a Fund’s net assets would be invested in warrants. The Large Cap Value, Small Cap Value, Mid Core Value, Small Cap Growth, International Equity, Quality Bond and Money Market Funds may invest in warrants; however, not more than 5% of any such Fund’s assets (measured at the time of purchase) will be invested in warrants other than warrants acquired in units or attached to other securities. Of such 5%, not more than 2% of such assets at the time of purchase may be invested in warrants that are not listed on the New York or American Stock Exchange. Warrants basically are options to purchase equity securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. They have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. Warrants differ from call options in that warrants are issued by the issuer of the security which may be purchased on their exercise, whereas call options may be written or issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying securities.

When-Issued Securities

The Funds, other than the Money Market Fund, may from time to time purchase securities on a “when-issued” basis. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs within one month of the purchase. During the period between purchase

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and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund purchasing the when-issued security. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Fund’s other assets. While when-issued securities may be sold prior to the settlement date, the Funds intend to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the particular Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value. ICMI and the Sub-Advisers do not believe that the net asset value or income of the Funds will be adversely affected by the respective Fund’s purchase of securities on a when-issued basis. The Funds will maintain cash and marketable securities equal in value to commitments for when-issued securities. Such earmarked securities either will mature or, if necessary, be sold on or before the settlement date.

Options

Each Fund, other than the Money Market Fund, may write covered call and buy put options on its portfolio securities and purchase call or put options on securities and securities indices. The aggregate market value of the portfolio securities covering call or put options will not exceed 25% of a Fund’s total assets. Such options may be exchange-traded or dealer options. An option gives the owner the right to buy or sell securities at a predetermined exercise price for a given period of time. Although options will primarily be used to minimize principal fluctuations, or to generate additional premium income for the Funds, they do involve certain risks. Writing covered call options involves the risk of not being able to effect closing transactions at a favorable price or participate in the appreciation of the underlying securities or index above the exercise price. The High Yield Bond Fund may engage in other options transactions described in INVESTMENT RESTRICTIONS below, including the purchase of spread options, which give the owner the right to sell a security that it owns at a fixed dollar spread or yield spread in relation to another security that the owner does not own, but which is used as a benchmark.

A Fund will write call options only if they are “covered.” This means that a Fund will own the security or currency subject to the option or an option to purchase the same underlying security or currency, having an exercise price equal to or less than the exercise price of the “covered” option, or will earmark or segregate cash, U.S. Government securities or other liquid debt obligations having a value equal to the fluctuating market value of the optioned securities.

Options trading is a highly specialized activity which entails greater than ordinary investment risks. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, more risky than an investment in the underlying securities themselves.

There are several risks associated with transactions in options on securities and indices. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on a national securities exchange (“Exchange”), may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an Exchange; the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

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Futures Contracts

Each Fund, other than the Money Market Fund, may invest in futures contracts and options thereon (interest rate futures contracts, currency futures or stock index futures contracts, as applicable). Each Fund will limit its use of futures contracts so that: (i) no more than 5% of the Fund’s total assets will be committed to initial margin deposits or premiums on options and (ii) immediately after entering into such contracts, no more than 30% of the Fund’s total assets would be represented by such contracts. Such futures contracts may be entered into for speculative purposes, to hedge risks associated with the Fund’s securities investments or to provide an efficient means of regulating its exposure to the market. When buying or selling futures contracts, a Fund must place a deposit with its broker equal to a fraction of the contract amount. This amount is known as “initial margin” and must be in the form of liquid debt instruments, including cash, cash-equivalents and U.S. Government securities. Subsequent payments to and from the broker, known as “variation margin” may be made daily, if necessary, as the value of the futures contracts fluctuates. This process is known as “marking-to-market.” The margin amount will be returned to a Fund upon termination of the futures contracts assuming all contractual obligations are satisfied. Because margin requirements are normally only a fraction of the amount of the futures contracts in a given transaction, futures trading can involve a great deal of leverage. In order to avoid this, a Fund will earmark on the books of the Fund or segregate assets for any outstanding futures contracts or otherwise “cover” the contracts as may be required under the federal securities laws.

Successful use of futures by a Fund is subject, first, to the Investment Adviser’s or Sub-Adviser’s ability to correctly predict movements in the direction of the market. For example, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have approximately equal offsetting losses in its futures positions.

Even if the Investment Adviser or Sub-Adviser has correctly predicted market movements, the success of a futures position may be affected by imperfect correlations between the price movements of the futures contract and the securities being hedged. A Fund may purchase or sell futures contracts on any stock index or interest rate index or instrument whose movements will, in the Investment Adviser’s or Sub-Adviser’s judgment, have a significant correlation with movements in the prices of all or portions of the Fund’s portfolio securities. The correlation between price movements in the futures contract and in the portfolio securities probably will not be perfect, however, and may be affected by differences in historical volatility or temporary price distortions in the futures markets. To attempt to compensate for such differences, the Fund could purchase or sell futures contracts with a greater or lesser value than the securities it wished to hedge or purchase. Despite such efforts, the correlation between price movements in the futures contract and the portfolio securities may be worse than anticipated, which could cause the Fund to suffer losses even if the Investment Adviser or Sub-Adviser had correctly predicted the general movement of the market.

A Fund which engages in the purchase or sale of futures contracts may also incur risks arising from illiquid markets. The ability of a Fund to close out a futures position depends on the availability of a liquid market in the futures contract, and such a market may not exist for a variety of reasons, including daily limits on price movements in futures markets. In the event a Fund is unable to close out a futures position because of illiquid markets, it would be required to continue to make daily variation margin payments, and could suffer losses due to market changes in the period before the futures position could be closed out.

The trading of futures contracts is also subject to the risks of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

Options on futures contracts are subject to risks similar to those described above, and also to a risk of loss due to an imperfect correlation between the option and the underlying futures contract.

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Investment Companies

Each Fund may invest in securities issued by other investment companies; including those of affiliated investment companies. Securities of investment companies will be acquired by a Fund within the limits prescribed by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rule or regulations may be amended or interpreted from time to time. The Balanced, Aggressive Allocation, Moderately Aggressive Allocation, Moderate Allocation, Moderately Conservative Allocation and Conservative Allocation Funds will invest substantially all their assets in other Penn Series Funds. The High Yield Bond, Large Growth Stock and Flexibly Managed Funds also may invest cash reserves in shares of a T. Rowe Price internally-managed money market fund. In addition to the advisory fees and other expenses a Fund bears directly in connection with its own operations, as a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company’s advisory fees and other expenses.

The Funds may invest in ETFs. These are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track a particular market index. A Fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs.

Except for the Balanced, Aggressive Allocation, Moderately Aggressive Allocation, Moderate Allocation, Moderately Conservative Allocation and Conservative Allocations Funds, each Fund is prohibited from acquiring any securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(G) or Section 12(d)(1)(F) of the 1940 Act.

Real Estate Securities

The Funds may invest in securities of companies that are engaged in the real estate industry. These companies include those directly engaged in the real estate industry as well as in industries serving and/or related to the real estate industry. Examples of companies in which the Funds may invest include those in the following areas: REITs, real estate operating companies (REOCs), real estate developers and brokers, building suppliers, mortgage lenders, and companies that own, construct, finance, manage or sell commercial, industrial, or residential real estate.

REOCs are corporations that engage in the development, management or financing of real estate. REOCs are publicly traded real estate companies that are taxed at the corporate level, unlike REITs, and investments in REOCs may accordingly bear a higher overall tax burden, depending on the conduct of the REOC’s operations. The value of a Fund’s REOC securities generally will be affected by the same factors that adversely affect a REIT, which are discussed below.

Although the Funds do not invest directly in real estate, investing in securities of companies that are engaged in the real estate industry exposes the Funds to special risks associated with the direct ownership of real estate. These risks may include, but are not limited to, the following: declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; lack of ability to access the credit or capital markets; overbuilding; extended vacancies of properties; defaults by borrowers or tenants, particularly during an economic downturn; increasing competition; increases in property taxes and operating expenses; changes in zoning laws; losses due to costs resulting from the clean-up of environmental problems; liability to third parties for damages resulting from environmental problems; casualty or condemnation losses; limitations on rents; changes in market and sub-market values and the appeal of properties to tenants; and changes in interest rates. Further, an investment in the Real Estate Securities Fund will be closely linked to the performance of the real estate markets.

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REITs are pooled investment vehicles that invest in real estate or real estate loans or interests. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general, which are discussed above. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, a REIT may be affected by its failure to qualify for the favorable U.S. federal income tax treatment generally available to REITs under the Internal Revenue Code or its failure to maintain exemption from registration under the 1940 Act. By investing in REITs indirectly through a fund, shareholders will bear not only the proportionate share of the expenses of the fund, but also, indirectly, similar expenses of underlying REITs. Investing in REITs involves risks similar to those associated with investing in equity securities of small-cap companies.

Generally, REITs can be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity and Mortgage REITs. REITs, especially Mortgage REITs, are subject to interest rate risk. In general, during periods of rising interest rates, REITs may lose some of their appeal for investors who may be able to obtain higher yields from other income-producing investments, such as long term bonds. This may cause the price of REITs to decline, which may affect the price of a Fund. Higher interest rates also increase the cost of financing for property purchases and improvements and may make financing more difficult to obtain. During periods of declining interest rates, certain Mortgage REITs may hold mortgages that mortgagors elect to prepay, which can reduce the yield on securities issued by Mortgage REITs. Mortgage REITs may be affected by the ability of borrowers to repay debts to the REIT when due and Equity REITs may be affected by the ability of tenants to pay rent. Ultimately, a REIT’s performance depends on the types of properties it owns and how well the REIT manages its properties.

Investing in foreign real estate companies makes a Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general. In addition, foreign real estate companies depend upon specialized management skills, may not be diversified, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets. Foreign real estate companies have their own expenses, and a Fund will bear a proportionate share of those expenses.

Loan Participations and Assignments

The Funds may invest in loan participations and assignments (collectively “participations”). Such participations will typically be participating interests in loans made by a syndicate of banks, represented by an agent bank which has negotiated and structured the loan, to corporate borrowers to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buyouts and other corporate activities. Such loans may also have been made to governmental borrowers, especially governments of developing countries (LDC debt). LDC debt will involve the risk that the governmental entity responsible for the repayment of the debt may be unable or unwilling to do so when due. The loans underlying such participations may be secured or unsecured, and the Fund may invest in loans collateralized by mortgages on real property or which have no collateral. The loan participations themselves may extend for the entire term of the loan or may extend only for short “strips” that correspond to a quarterly or monthly floating rate interest period on the underlying loan. Thus, a term or revolving credit that extends for several years may be subdivided into shorter periods.

The loan participations in which the Funds will invest will also vary in legal structure. Occasionally, lenders assign to another institution both the lender’s rights and obligations under a credit agreement. Since this type of assignment relieves the original lender of its obligations, it is called a novation. More typically, a lender assigns only its right to receive payments of principal and interest under a promissory note, credit agreement or similar document. A true assignment shifts to the assignee the direct debtor-creditor relationship with the underlying

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borrower. Alternatively, a lender may assign only part of its rights to receive payments pursuant to the underlying instrument or loan agreement. Such partial assignments, which are more accurately characterized as “participating interests,” do not shift the debtor-creditor relationship to the assignee, who must rely on the original lending institution to collect sums due and to otherwise enforce its rights against the agent bank which administers the loan or against the underlying borrower.

Because the Funds are allowed to purchase debt securities, including debt securities at private placement, the Fund will treat loan participations as securities and not subject to its fundamental investment restriction prohibiting the Fund from making loans.

There may not be a liquid public market for the loan participations. Hence, the Funds may be required to consider loan participations as illiquid securities and subject them to the Funds’ restriction on investing no more than 15% of assets in securities for which there is no readily available market. The Funds would initially impose a limit of no more than 5% of total assets in illiquid loan participations. The Large Cap Growth Fund currently does not intend to invest more than 5% of its assets in loan participations.

Where required by applicable SEC positions, the Funds will treat both the corporate borrower and the bank selling the participation interest as an issuer for purposes of its fundamental investment restriction which prohibits investing more than 5% of Fund assets in the securities of a single issuer.

Various service fees received by the Funds from loan participations may be treated as non-interest income depending on the nature of the fee (commitment, takedown, commission, service or loan origination). To the extent the service fees are not interest income, they will not qualify as income under Section 851(b) of the Internal Revenue Code. Thus the sum of such fees plus any other non-qualifying income earned by the Fund cannot exceed 10% of total income.

Trade Claims

The Funds may invest up to 5% of their total assets in trade claims. Trade claims are non-securitized rights of payment arising from obligations other than borrowed funds. Trade claims typically arise when, in the ordinary course of business, vendors and suppliers extend credit to a company by offering payment terms. Generally, when a company files for bankruptcy protection, payments on these trade claims cease and the claims are subject to a compromise along with the other debts of the company. Trade claims typically are bought and sold at a discount reflecting the degree of uncertainty with respect to the timing and extent of recovery. In addition to the risks otherwise associated with low-quality obligations, trade claims have other risks, including the possibility that the amount of the claim may be disputed by the obligor.

Over the last few years a market for the trade claims of bankrupt companies has developed. Many vendors are either unwilling or lack the resources to hold their claim through the extended bankruptcy process with an uncertain outcome and timing. Some vendors are also aggressive in establishing reserves against these receivables, so that the sale of the claim at a discount may not result in the recognition of a loss.

Trade claims can represent an attractive investment opportunity because these claims typically are priced at a discount to comparable public securities. This discount is a reflection of a less liquid market, a smaller universe of potential buyers and the risks peculiar to trade claim investing. It is not unusual for trade claims to be priced at a discount to public securities that have an equal or lower priority claim.

As noted above, investing in trade claims does carry some unique risks which include:

Establishing the Amount of the Claim. Frequently, the supplier’s estimate of its receivable will differ from the customer’s estimate of its payable. Resolution of these differences can result in a reduction in the amount of the claim. This risk can be reduced by only purchasing scheduled claims (claims already listed as liabilities by the debtor) and seeking representations from the seller.

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Defenses to Claims. The debtor has a variety of defenses that can be asserted under the bankruptcy code against any claim. Trade claims are subject to these defenses, the most common of which for trade claims relates to preference payments. Preference payments are all payments made by the debtor during the 90 days prior to the bankruptcy filing. These payments are presumed to have benefited the receiving creditor at the expense of the other creditors. The receiving creditor may be required to return the payment unless it can show the payments were received in the ordinary course of business. While none of these defenses can result in any additional liability of the purchaser of the trade claim, they can reduce or wipe out the entire purchased claim. This risk can be reduced by seeking representations and indemnification from the seller.

Documentation/Indemnification. Each trade claim purchased requires documentation that must be negotiated between the buyer and seller. This documentation is extremely important since it can protect the purchaser from losses such as those described above. Legal expenses in negotiating a purchase agreement can be fairly high. Additionally, it is important to note that the value of an indemnification depends on the seller’s credit.

Volatile Pricing Due to Illiquid Market. There are only a handful of brokers for trade claims and the quoted price of these claims can be volatile. Accordingly, trade claims may be illiquid investments.

No Current Yield/Ultimate Recovery. Trade claims are almost never entitled to earn interest. As a result, the return on such an investment is very sensitive to the length of the bankruptcy, which is uncertain. Although not unique to trade claims, it is worth noting that the ultimate recovery on the claim is uncertain and there is no way to calculate a conventional yield to maturity on this investment. Additionally, the exit for this investment is a plan of reorganization which may include the distribution of new securities. These securities may be as illiquid as the original trade claim investment.

Tax Issue. Investments in trade claims could affect a Fund’s ability to qualify for the favorable tax treatment available to regulated investment companies under the Internal Revenue Code. In order to qualify for such treatment, a Fund must generally derive at least 90% of its gross income from certain sources and meet certain tests as to diversification of its assets. Income and gains derived from trade claims are likely to be treated as not derived from a qualifying source. Significant investments in trade claims may also make it more difficult for a Fund to meet its asset diversification tests.

Swap Agreements

Swap agreements are privately negotiated over-the-counter derivative products in which two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities (referred to as the “underlying”) and a predetermined amount (referred to as the “notional amount”). The underlying for a swap may be an interest rate (fixed or floating), a currency exchange rate, a commodity price index, a security, group of securities or a securities index, a combination of any of these, or various other rates, assets or indices. Swap agreements generally do not involve the delivery of the underlying or principal, and a party’s obligations generally are equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the swap agreement.

Swap agreements can be structured to increase or decrease a Fund’s exposure to long- or short -term interest rates, corporate borrowing rates and other conditions, such as changing security prices and inflation rates. They also can be structured to increase or decrease a Fund’s exposure to specific issuers or specific sectors of the bond market such as mortgage securities. For example, if a Fund agreed to pay a longer-term fixed rate in exchange for a shorter-term floating rate while holding longer-term fixed rate bonds, the swap would tend to decrease the Fund’s exposure to longer-term interest rates. Swap agreements tend to increase or decrease the overall volatility of a Fund’s investments and its share price and yield. Changes in interest rates, or other factors determining the amount of payments due to and from the Fund, can be the most significant factors in the performance of a swap agreement. If a swap agreement calls for payments from a Fund, the Fund must be prepared to make such

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payments when they are due. In order to help minimize risks, the Funds will earmark on the books of the Fund or segregate appropriate assets for any accrued but unpaid net amounts owed under the terms of a swap agreement entered into on a net basis. All other swap agreements will require the Funds to earmark on the books of the Fund or segregate assets in the amount of the accrued amounts owed under the swap. The Funds could sustain losses if a counterparty does not perform as agreed under the terms of the swap. The Funds will enter into swap agreements with counterparties deemed creditworthy by the Investment Adviser or Sub-Adviser.

In addition, the Funds may invest in swaptions, which are privately-negotiated option-based derivative products. Swaptions give the holder the right to enter into a swap. The Funds may use a swaption in addition to or in lieu of a swap involving a similar rate or index.

INVESTMENT RESTRICTIONS

The investment restrictions described below have been adopted as fundamental and non-fundamental policies of the respective Funds. Fundamental policies may not be changed without the approval of the lesser of: (1) 67% of a Fund’s shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy; or (2) more than 50% of the Fund’s outstanding shares. Non-fundamental policies are subject to change by Penn Series’ Board of Directors without shareholder approval. Policies and investment limitations that state a maximum percentage of assets that may be invested in a security or other asset, or that set forth a quality standard shall be measured immediately after and as a result of a Fund’s acquisition of such security or asset, unless otherwise noted. Except with respect to limitations on borrowing and futures and option contracts, any subsequent change in net assets or other circumstances does not require a Fund to sell an investment if it could not then make the same investment. With respect to the limitation on illiquid securities, in the event that a subsequent change in net assets or other circumstances cause a Fund to exceed its limitation, the Fund will take steps to bring the aggregate amount of illiquid instruments back within the limitations as soon as reasonably practicable.

Money Market Fund

Fundamental Policies:

1. Diversification. The Fund may not purchase the securities of any issuer unless consistent with the maintenance of its status as a diversified company under the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, provided, however, that the Fund may invest up to 25% of its total assets without regard to this restriction as permitted by Rule 2a-7 under the 1940 Act.

2. Real Estate. The Fund may not purchase or sell real estate although it may purchase or sell marketable securities of companies whose business involves the purchase or sale of real estate (including securities issued by REITs) and may purchase and sell marketable securities that are secured by interests in real estate.

3. Commodities. The Fund may not purchase or sell commodities or commodities contracts, except as permitted by the 1940 Act or the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time (for the avoidance of doubt, this limitation shall not prevent the Fund from, among other things, purchasing or selling futures contracts, options contracts, equity index participations and index participation contracts, from investing in securities or other instruments backed by physical commodities or from investing in securities of companies that deal in physical commodities or interests therein).

4. Loans. The Fund may not make loans, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

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5. Borrowing. The Fund may not borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statue, rules or regulations may be amended or interpreted from time to time.

6. Underwriting. The Fund may not act as an underwriter of securities within the meaning of the Federal securities laws, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities.

7. Senior Securities. The Fund may not issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings or as permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. Restrictions on senior securities do not apply to certain techniques (such as reverse repurchase agreements) entered into in compliance with applicable laws and interpretations thereof.

8. Industry Concentration. The Fund may not purchase the securities of an issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, 25% or more of the value of the Fund’s total assets would be invested in the securities of issuers having their principal business activities in the same industry; provided that this limitation does not apply to obligations issued or guaranteed by the U.S. Government, or its agencies or instrumentalities, or to certificates of deposit, or bankers’ acceptances.

9. Restricted or Illiquid Securities. The Fund may not purchase restricted securities, illiquid securities, or securities without readily available market quotations, or invest more than 5% of the value of its total assets in repurchase agreements maturing in more than seven days and in the obligations of small banks and savings and loan associations which do not have readily available market quotations.

Non-Fundamental Policies:

1. Equity Securities. The Fund may not purchase any common stocks or other equity securities, or securities convertible into equity securities.

2. Investment Companies. The Fund may not purchase securities of open-end and closed-end investment companies, except to the extent permitted by the 1940 Act and any rules adopted thereunder.

3. Oil and Gas Programs. The Fund may not purchase participations or other direct interests in oil, gas, or other mineral exploration or development programs.

4. Purchases on Margin. The Fund may not purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities.

5. Control of Portfolio Companies. The Fund may not invest in companies for the purpose of exercising management or control.

6. Puts, Calls, Etc. The Fund may not invest in puts, calls, straddles, spreads, or any combination thereof.

7. Borrowing. The Fund may not borrow money, except that the Fund (a) may borrow money from banks and engage in reverse repurchase agreements with any party provided that such borrowings and reverse repurchase agreements in combination do not exceed 33 1/3% of its total assets, including the amount borrowed (not including temporary or emergency borrowings not exceeding 5% of the Fund’s total assets); and (b) may borrow an additional amount up to 5% of its assets for temporary or emergency purposes.

8. Lending. The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

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Limited Maturity Bond Fund

Fundamental Policies:

1. Diversification. The Fund may not, with respect to 75% of its total assets, purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by the Fund.

2. Real Estate. The Fund may not purchase or sell real estate although it may purchase or sell securities of companies whose business involves the purchase or sale of real estate and may purchase and sell securities that are secured by interests in real estate.

3. Commodities. The Fund may not purchase or sell commodities or commodities contracts, except as permitted by the 1940 Act or the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time (for the avoidance of doubt, this limitation shall not prevent the Fund from, among other things, purchasing or selling futures contracts, options contracts, equity index participations and index participation contracts, from investing in securities or other instruments backed by physical commodities or from investing in securities of companies that deal in physical commodities or interests therein).

4. Loans. The Fund may not make loans, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5. Borrowing. The Fund may not borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statue, rules or regulations may be amended or interpreted from time to time.

6. Underwriting. The Fund may not act as an underwriter of securities within the meaning of the Federal securities laws, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities.

7. Senior Securities. The Fund may not issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings or as permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. Restrictions on senior securities do not apply to certain techniques (such as reverse repurchase agreements) entered into in compliance with applicable laws and interpretations thereof.

8. Industry Concentration. The Fund may not invest 25% or more of the value of its total assets in the securities of issuers having their principal business activities in the same industry, provided, however, that (a) asset -backed securities will be classified according to the underlying assets securing such securities, and (b) the Fund may invest without limitation in (i) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and (ii) tax-exempt obligations of state or municipal governments and their political subdivisions.

Non-Fundamental Policies:

1. Lending. The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

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2. Borrowing. The Fund may not borrow money, except that the Fund (a) may borrow money from banks and engage in reverse repurchase agreements with any party provided that such borrowings and reverse repurchase agreements in combination do not exceed 33 1/3% of its total assets, including the amount borrowed (not including temporary or emergency borrowings not exceeding 5% of the Fund’s total assets); and (b) may borrow an additional amount up to 5% of its assets for temporary or emergency purposes.

Quality Bond Fund

Fundamental Policies:

1. Diversification. The Fund may not, with respect to 75% of its total assets, purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by the Fund.

2. Real Estate. The Fund may not purchase or sell real estate (although it may purchase securities of companies whose business involves the purchase or sale of real estate).

3. Commodities. The Fund may not purchase or sell commodities or commodities contracts, except as permitted by the 1940 Act or the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time (for the avoidance of doubt, this limitation shall not prevent the Fund from, among other things, purchasing or selling futures contracts, options contracts, equity index participations and index participation contracts, from investing in securities or other instruments backed by physical commodities or from investing in securities of companies that deal in physical commodities or interests therein).

4. Loans. The Fund may not make loans, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5. Borrowing. The Fund may not borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statue, rules or regulations may be amended or interpreted from time to time.

6. Underwriting. The Fund may not act as an underwriter of securities within the meaning of the Federal securities laws, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities.

7. Senior Securities. The Fund may not issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings or as permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. Restrictions on senior securities do not apply to certain techniques (such as reverse repurchase agreements) entered into in compliance with applicable laws and interpretations thereof.

8. Industry Concentration. The Fund may not invest 25% or more of the value of its total assets in the securities of issuers having their principal business activities in the same industry, provided, however, that (a) asset -backed securities will be classified according to the underlying assets securing such securities, and (b) the Fund may invest without limitation in (i) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and (ii) tax-exempt obligations of state or municipal governments and their political subdivisions.

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Non-Fundamental Policies:

1. Lending. The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

2. Borrowing. The Fund may not borrow money, except that the Fund (a) may borrow money from banks and engage in reverse repurchase agreements with any party provided that such borrowings and reverse repurchase agreements in combination do not exceed 33 1/3% of its total assets, including the amount borrowed (not including temporary or emergency borrowings not exceeding 5% of the Fund’s total assets); and (b) may borrow an additional amount up to 5% of its assets for temporary or emergency purposes.

3. Restricted Securities. The Fund may not purchase a security if, as a result, more than 15% of the value of the total assets of the Fund would be invested in securities which are subject to legal or contractual restrictions on resale.

4. Investment Companies. The Fund may not purchase securities of open-end and closed-end investment companies, except to the extent permitted by the 1940 Act and any rules adopted thereunder.

5. Short Sales and Purchases on Margin. The Fund may not purchase securities on margin or effect short sales of securities, but the Fund may make margin deposits in connection with interest rate futures transactions subject to its policy on futures contracts below.

6. Control of Portfolio Companies. The Fund may not invest in companies for the purpose of exercising management or control.

7. Puts, Calls, Etc. The Fund may not invest in puts, calls, straddles, spreads, or any combination thereof, except the Fund reserves the right to write covered call options and purchase put and call options.

8. Oil and Gas Programs. The Fund may not purchase participations or other direct interests in oil, gas, or other mineral exploration or development programs.

9. Futures Contracts. The Fund may not enter into an interest rate futures contract if, as a result thereof, (i) the then current aggregate futures market prices of financial instruments required to be delivered under open futures contract sales plus the then current aggregate purchase prices of financial instruments required to be purchased under open futures contract purchases would exceed 30% of the Fund’s total assets (taken at market value at the time of entering into the contract); or (ii) more than 5% of the Fund’s total assets (taken at market value at the time of entering into the contract) would be committed to margin on such futures contracts or to premiums on options thereon.

10. Warrants. The Fund may not purchase a security if, as a result, more than 2% of the value of the total assets of the Fund would be invested in warrants which are not listed on the New York Stock Exchange, or more than 5% of the value of the total assets of the Fund would be invested in warrants whether or not so listed, such warrants in each case to be valued at the lesser of cost or market, but assigning no value to warrants acquired by the Fund in units with or attached to debt securities.

High Yield Bond Fund

Fundamental Policies:

1. Diversification. The Fund may not, with respect to 75% of its total assets, purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by the Fund.

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2. Real Estate. The Fund may not purchase or sell real estate, including limited partnership interests therein, unless acquired as a result of ownership of securities or other instruments (this restriction shall not prevent the Fund from investing in securities of other instruments backed by real estate or in securities of companies engaged in the real estate business).

3. Commodities. The Fund may not purchase or sell commodities or commodities contracts, except as permitted by the 1940 Act or the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time (for the avoidance of doubt, this limitation shall not prevent the Fund from, among other things, purchasing or selling futures contracts, options contracts, equity index participations and index participation contracts, from investing in securities or other instruments backed by physical commodities or from investing in securities of companies that deal in physical commodities or interests therein).

4. Loans. The Fund may not make loans, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5. Borrowing. The Fund may not borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

6. Underwriting. The Fund may not act as an underwriter of securities within the meaning of the Federal securities laws, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities.

7. Senior Securities. The Fund may not issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings or as permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. Restrictions on senior securities do not apply to certain techniques (such as reverse repurchase agreements) entered into in compliance with applicable laws and interpretations thereof.

8. Industry Concentration. The Fund may not purchase the securities of any issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, 25% or more of the value of the Fund’s total assets would be invested in the securities of issuers having their principal business activities in the same industry; provided, however, that the Fund will normally concentrate 25% or more of its assets in the securities of the banking industry when the Fund’s position in issues maturing in one year or less equals 35% or more of the Fund’s total assets.

Non-Fundamental Policies:

1. Lending. The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

2. Borrowing. The Fund may not borrow money, except that the Fund (a) may borrow money from banks and engage in reverse repurchase agreements with any party provided that such borrowings and reverse repurchase agreements in combination do not exceed 33 1/3% of its total assets, including the amount borrowed (not including temporary or emergency borrowings not exceeding 5% of the Fund’s total assets); and (b) may borrow an additional amount up to 5% of its assets for temporary or emergency purposes.

3. Equity Securities. The Fund may not invest more than 20% of the Fund’s total assets in common stocks (including up to 10% in warrants).

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4. Purchases on Margin. The Fund may not purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities; except that it may make margin deposits in connection with interest rate futures contracts.

5. Futures Contracts. The Fund may not enter into an interest rate futures contract if, as a result thereof, (i) the then current aggregate futures market prices of financial instruments required to be delivered under open futures contract sales plus the then current aggregate purchase prices of financial instruments required to be purchased under open futures contract purchases would exceed 30% of the Fund’s total assets (taken at market value at the time of entering into the contract); or (ii) more than 5% of the Fund’s total assets (taken at market value at the time of entering into the contract) would be committed to margin on such futures contracts or to premiums on options thereon.

6. Restricted or Illiquid Securities. The Fund may not invest more than 15% of its net assets in repurchase agreements maturing in more than seven days and restricted securities, illiquid securities and securities without readily available market quotations.

7. Investment Companies. The Fund may not purchase securities of open-end or closed-end investment companies except (i) in compliance with the 1940 Act and any rules adopted thereunder or (ii) securities of the T. Rowe Price Reserve Investment Fund, an internally-managed money market fund of T. Rowe Price.

8. Oil and Gas Programs. The Fund may not purchase participations or other direct interests in or enter into leases with respect to oil, gas, or other mineral exploration or development programs if, as a result, more than 5% of the Fund’s total assets would be invested in such programs.

9. Control of Portfolio Companies. The Fund may not invest in companies for the purpose of exercising management or control.

10. Puts, Calls, Etc. The Fund may not invest in puts, calls, straddles, spreads, or any combination thereof, except to the extent permitted by the Prospectus and SAI.

11. Purchases when Borrowings Outstanding. The Fund may not purchase additional securities when money borrowed exceeds 5% of the Fund’s total assets.

12. Short Sales. The Fund may not effect short sales of securities.

13. Warrants. The Fund may not invest in warrants if, as a result, more than 10% of the value of the net assets of the Fund would be invested in warrants.

Flexibly Managed Fund

Fundamental Policies:

1. Diversification. The Fund may not, with respect to 75% of its total assets, purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by the Fund.

2. Real Estate. The Fund may not purchase or sell real estate, including limited partnership interests therein, unless acquired as a result of ownership of securities or other instruments (this restriction shall not prevent the Fund from investing in securities of other instruments backed by real estate or in securities of companies engaged in the real estate business).

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3. Commodities. The Fund may not purchase or sell commodities or commodities contracts, except as permitted by the 1940 Act or the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time (for the avoidance of doubt, this limitation shall not prevent the Fund from, among other things, purchasing or selling futures contracts, options contracts, equity index participations and index participation contracts, from investing in securities or other instruments backed by physical commodities or from investing in securities of companies that deal in physical commodities or interests therein).

4. Loans. The Fund may not make loans, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5. Borrowing. The Fund may not borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statue, rules or regulations may be amended or interpreted from time to time.

6. Underwriting. The Fund may not act as an underwriter of securities within the meaning of the Federal securities laws, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities.

7. Senior Securities. The Fund may not issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings or as permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. Restrictions on senior securities do not apply to certain techniques (such as reverse repurchase agreements) entered into in compliance with applicable laws and interpretations thereof.

8. Industry Concentration. The Fund may not purchase the securities of any issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, 25% or more of the value of the Fund’s total assets would be invested in the securities of issuers having their principal business activities in the same industry; provided, however, that the Fund will normally concentrate 25% or more of its assets in the banking industry when the Fund’s position in issues maturing in one year or less equals 35% or more of the Fund’s total assets.

Non-Fundamental Policies:

1. Lending. The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

2. Borrowing. The Fund may not borrow money, except that the Fund (a) may borrow money from banks and engage in reverse repurchase agreements with any party provided that such borrowings and reverse repurchase agreements in combination do not exceed 33 1/3% of its total assets, including the amount borrowed (not including temporary or emergency borrowings not exceeding 5% of the Fund’s total assets); and (b) may borrow an additional amount up to 5% of its assets for temporary or emergency purposes.

3. Restricted or Illiquid Securities. The Fund may not purchase a security if, as a result, more than 15% of the value of the Fund’s net assets would be invested in repurchase agreements maturing in more than seven days and restricted securities, illiquid securities, and securities without readily available market quotations.

4. Investment Companies. The Fund may not purchase securities of open-end and closed-end investment companies, except (i) to the extent permitted by the 1940 Act and any rules adopted thereunder, or (ii) securities of the T. Rowe Price Reserve Investment Fund, an internally-managed money market fund of T. Rowe Price.

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5. Oil and Gas Programs. The Fund may not purchase participations or other direct interests in oil, gas, or other mineral exploration or development programs if, as a result thereof, more than 5% of its total assets would be invested in such programs.

6. Short Sales and Purchases on Margin. The Fund may not effect short sales of securities or purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities; except that it may make margin deposits in connection with futures contracts, subject to its policy on futures contracts below.

7. Control of Portfolio Companies. The Fund may not invest in companies for the purpose of exercising management or control.

8. Futures Contracts. The Fund may not enter into a futures contract if, as a result thereof, (i) the then current aggregate futures market prices of securities required to be delivered under open futures contract sales plus the then current aggregate purchase prices of securities required to be purchased under open futures contract purchases would exceed 30% of the Fund’s total assets (taken at market value at the time of entering into the contract) or (ii) more than 5% of the Fund’s total assets (taken at market value at the time of entering into the contract) would be committed to margin on such futures contracts or to premiums on options thereon.

Large Growth Stock Fund

Fundamental Policies:

1. Diversification. The Fund may not, with respect to 75% of its total assets, purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by the Fund.

2. Real Estate. The Fund may not purchase or sell real estate, although it may invest in the securities of companies whose business involves the purchase or sale of real estate.

3. Commodities. The Fund may not purchase or sell commodities or commodities contracts, except as permitted by the 1940 Act or the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time (for the avoidance of doubt, this limitation shall not prevent the Fund from, among other things, purchasing or selling futures contracts, options contracts, equity index participations and index participation contracts, from investing in securities or other instruments backed by physical commodities or from investing in securities of companies that deal in physical commodities or interests therein).

4. Loans. The Fund may not make loans, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5. Borrowing. The Fund may not borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statue, rules or regulations may be amended or interpreted from time to time.

6. Underwriting. The Fund may not act as an underwriter of securities within the meaning of the Federal securities laws, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities.

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7. Senior Securities. The Fund may not issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings or as permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. Restrictions on senior securities do not apply to certain techniques (such as reverse repurchase agreements) entered into in compliance with applicable laws and interpretations thereof.

8. Industry Concentration. The Fund may not purchase any securities which would cause more than 25% of its total assets at the time of such purchase to be concentrated in the securities of issuers engaged in any one industry.

Non-Fundamental Policies:

1. Lending. The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

2. Borrowing. The Fund may not borrow money, except that the Fund (a) may borrow money from banks and engage in reverse repurchase agreements with any party provided that such borrowings and reverse repurchase agreements in combination do not exceed 33 1/3% of its total assets, including the amount borrowed (not including temporary or emergency borrowings not exceeding 5% of the Fund’s total assets); and (b) may borrow an additional amount up to 5% of its assets for temporary or emergency purposes.

3. Short Sales and Purchases on Margin. The Fund may not effect short sales of securities or purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities, and except for margin deposits made in connection with futures contracts, subject to its policy on futures contracts below.

4. Illiquid Securities. The Fund may not purchase a security if, as a result, more than 15% of its net assets would be invested in illiquid securities.

5. Puts, Calls, Etc. The Fund may not invest in puts, calls, straddles, spreads, or any combination thereof, except that the Fund reserves the right to write covered call options and purchase put and call options.

6. Oil and Gas Programs. The Fund may not purchase participations or other direct interests in oil, gas, or other mineral exploration or development programs.

7. Mortgaging. The Fund may not mortgage, pledge, or hypothecate or, in any other manner, transfer as security for indebtedness any security owned by the Fund, except (i) as may be necessary in connection with permissible borrows, in which event such mortgaging, pledging, or hypothecating may not exceed 15% of the Fund’s assets, valued at cost; provided, however, that as a matter of operating policy, which may be changed without shareholder approval, the Fund will limit any such mortgaging, pledging, or hypothecating to 10% of its net assets, valued at market, and (ii) it may enter into futures contracts.

8. Futures Contracts. The Fund may not enter into a futures contract if, as a result thereof, (i) the then current aggregate futures market prices of securities required to be delivered under open futures contract sales plus the then current aggregate purchase prices of securities required to be purchased under open futures contract purchases would exceed 30% of the Fund’s total assets (taken at market value at the time of entering into the contract) or (ii) more than 5% of the Fund’s total assets (taken at market value at the time of entering into the contract) would be committed to margin on such futures contracts or to premiums on options thereon.

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Large Cap Growth Fund

Fundamental Policies:

1. Diversification. The Fund may not, with respect to 75% of its total assets, purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by the Fund.

2. Real Estate. The Fund may not purchase or sell real estate although it may purchase or sell securities of companies whose business involves the purchase or sale of real estate and may purchase and sell securities that are secured by interests in real estate.

3. Commodities. The Fund may not purchase or sell commodities or commodities contracts, except as permitted by the 1940 Act or the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time (for the avoidance of doubt, this limitation shall not prevent the Fund from, among other things, purchasing or selling futures contracts, options contracts, equity index participations and index participation contracts, from investing in securities or other instruments backed by physical commodities or from investing in securities of companies that deal in physical commodities or interests therein).

4. Loans. The Fund may not make loans, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5. Borrowing. The Fund may not borrow money except to the extent permitted by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended from time to time.

6. Underwriting. The Fund may not act as an underwriter of securities within the meaning of the Federal securities laws, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities.

7. Senior Securities. The Fund may not issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings or as permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. Restrictions on senior securities do not apply to certain techniques (such as reverse repurchase agreements) entered into in compliance with applicable laws and interpretations thereof.

8. Industry Concentration. The Fund may not purchase securities of any issuer if, as a result, more than 25% of the value of the Fund’s total assets would be invested in the securities of issuers having their principal activities in the same industry; provided, however, that (i) there are no limitations on the amount that may be invested in the securities of the U.S. Government and instrumentalities; (ii) the Fund may invest in the securities of open-end management investment companies to the extent permitted by applicable law; (iii) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (iv) financial services companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (v) asset -backed securities will be classified according to the underlying assets securing such securities.

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Non-Fundamental Policies:

1. Lending. The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

2. Borrowing. The Fund may not borrow money, except that the Fund (a) may borrow money from banks and engage in reverse repurchase agreements with any party provided that such borrowings and reverse repurchase agreements in combination do not exceed 33 1/3% of its total assets, including the amount borrowed (not including temporary or emergency borrowings not exceeding 5% of the Fund’s total assets); and (b) may borrow an additional amount up to 5% of its assets for temporary or emergency purposes.

Large Cap Value Fund

Fundamental Policies:

1. Diversification. The Fund may not, with respect to 75% of its total assets, purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by the Fund.

2. Real Estate. The Fund may not purchase or sell real estate although it may purchase or sell marketable securities of companies whose business involves the purchase or sale of real estate (including securities issued by REITs) and may purchase and sell marketable securities that are secured by interests in real estate.

3. Commodities. The Fund may not purchase or sell commodities or commodities contracts, except as permitted by the 1940 Act or the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time (for the avoidance of doubt, this limitation shall not prevent the Fund from, among other things, purchasing or selling futures contracts, options contracts, equity index participations and index participation contracts, from investing in securities or other instruments backed by physical commodities or from investing in securities of companies that deal in physical commodities or interests therein).

4. Loans. The Fund may not make loans, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5. Borrowing. The Fund may not borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statue, rules or regulations may be amended or interpreted from time to time.

6. Underwriting. The Fund may not act as an underwriter of securities within the meaning of the Federal securities laws, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities.

7. Senior Securities. The Fund may not issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings or as permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. Restrictions on senior securities do not apply to certain techniques (such as reverse repurchase agreements) entered into in compliance with applicable laws and interpretations thereof.

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8. Industry Concentration. The Fund may not purchase the securities of any issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, 25% or more of the value of the Fund’s total assets would be invested in the securities of issuers having their principal business activities in the same industry.

Non-Fundamental Policies:

1. Lending. The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

2. Borrowing. The Fund may not borrow money, except that the Fund (a) may borrow money from banks and engage in reverse repurchase agreements with any party provided that such borrowings and reverse repurchase agreements in combination do not exceed 33 1/3% of its total assets, including the amount borrowed (not including temporary or emergency borrowings not exceeding 5% of the Fund’s total assets); and (b) may borrow an additional amount up to 5% of its assets for temporary or emergency purposes.

3. Restricted or Not Readily Marketable Securities. The Fund may not purchase a security if, as a result, more than 15% of the Fund’s total assets would be invested in: (a) securities with legal or contractual restrictions on resale, (b) repurchase agreements maturing in more than seven (7) days, and (c) other securities that are not readily marketable.

4. Investment Companies. The Fund may not purchase securities of open-end and closed-end investment companies, except to the extent permitted by the 1940 Act and any rules adopted thereunder.

5. Oil and Gas Programs. The Fund may not purchase participations or other direct interests in oil, gas, or other mineral exploration or development programs.

6. Short Sales and Purchases on Margin. The Fund may not effect short sales of securities or purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities, except that it may make margin deposits in connection with futures contracts, subject to its policy on futures contracts below.

7. Control of Portfolio Companies. The Fund may not invest in companies for the purpose of exercising management or control.

8. Futures Contracts. The Fund may not enter into a futures contract if, as a result thereof, (i) the then current aggregate futures market prices of securities required to be delivered under open futures contract sales plus the then current aggregate purchase prices of securities required to be purchased under open futures contract purchases would exceed 30% of the Fund’s total assets (taken at market value at the time of entering into the contract) or (ii) more than 5% of the Fund’s total assets (taken at market value at the time of entering into the contract) would be committed to margin on such futures contracts or to premiums on options thereon.

Index 500 Fund

Fundamental Policies:

1. Diversification. The Fund may not, with respect to 75% of its total assets, purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by the Fund.

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2. Real Estate. The Fund may not purchase or sell real estate although it may purchase or sell securities of companies whose business involves the purchase or sale of real estate and may purchase and sell securities that are secured by interests in real estate.

3. Commodities. The Fund may not purchase or sell commodities or commodities contracts, except as permitted by the 1940 Act or the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time (for the avoidance of doubt, this limitation shall not prevent the Fund from, among other things, purchasing or selling futures contracts, options contracts, equity index participations and index participation contracts, from investing in securities or other instruments backed by physical commodities or from investing in securities of companies that deal in physical commodities or interests therein).

4. Loans. The Fund may not make loans, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5. Borrowing. The Fund may not borrow money except to the extent permitted by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended from time to time.

6. Underwriting. The Fund may not act as an underwriter of securities within the meaning of the Federal securities laws, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities.

7. Senior Securities. The Fund may not issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings or as permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. Restrictions on senior securities do not apply to certain techniques (such as reverse repurchase agreements) entered into in compliance with applicable laws and interpretations thereof.

8. Industry Concentration. The Fund may not purchase securities of any issuer if, as a result, more than 25% of the value of the Fund’s total assets would be invested in the securities of issuers having their principal activities in the same industry; provided, however, that (i) there are no limitations on the amount that may be invested in the securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and tax-exempt obligations of state or municipal governments and their political subdivisions securities; (ii) the Fund may invest in the securities of open-end management investment companies to the extent permitted by applicable law; (iii) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (iv) financial services companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; (v) asset-backed securities will be classified according to the underlying assets securing such securities; and (vi) the Fund may concentrate its investments to approximately the same extent that the index the Fund is designed to track concentrates in the securities of a particular industry or group of industries.

Non-Fundamental Policies:

1. Lending. The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

2. Borrowing. The Fund may not borrow money, except that the Fund (a) may borrow money from banks and engage in reverse repurchase agreements with any party provided that such borrowings and reverse

56

repurchase agreements in combination do not exceed 33 1/3% of its total assets, including the amount borrowed (not including temporary or emergency borrowings not exceeding 5% of the Fund’s total assets); and (b) may borrow an additional amount up to 5% of its assets for temporary or emergency purposes.

Mid Cap Growth Fund

Fundamental Policies:

1. Diversification. The Fund may not, with respect to 75% of its total assets, purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by the Fund.

2. Real Estate. The Fund may not purchase or sell real estate although it may purchase or sell securities of companies whose business involves the purchase or sale of real estate and may purchase and sell securities that are secured by interests in real estate.

3. Commodities. The Fund may not purchase or sell commodities or commodities contracts, except as permitted by the 1940 Act or the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time (for the avoidance of doubt, this limitation shall not prevent the Fund from, among other things, purchasing or selling futures contracts, options contracts, equity index participations and index participation contracts, from investing in securities or other instruments backed by physical commodities or from investing in securities of companies that deal in physical commodities or interests therein).

4. Loans. The Fund may not make loans, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5. Borrowing. The Fund may not borrow money except to the extent permitted by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended from time to time.

6. Underwriting. The Fund may not act as an underwriter of securities within the meaning of the Federal securities laws, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities.

7. Senior Securities. The Fund may not issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings or as permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. Restrictions on senior securities do not apply to certain techniques (such as reverse repurchase agreements) entered into in compliance with applicable laws and interpretations thereof.

8. Industry Concentration. The Fund may not purchase securities of any issuer if, as a result, more than 25% of the value of the Fund’s total assets would be invested in the securities of issuers having their principal activities in the same industry; provided, however, that (i) there are no limitations on the amount that may be invested in the securities of the U.S. Government and instrumentalities; (ii) the Fund may invest in the securities of open-end management investment companies to the extent permitted by applicable law; (iii) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (iv) financial services companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (v) asset -backed securities will be classified according to the underlying assets securing such securities.

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Non-Fundamental Policies:

1. Lending. The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

2. Borrowing. The Fund may not borrow money, except that the Fund (a) may borrow money from banks and engage in reverse repurchase agreements with any party provided that such borrowings and reverse repurchase agreements in combination do not exceed 33 1/3% of its total assets, including the amount borrowed (not including temporary or emergency borrowings not exceeding 5% of the Fund’s total assets); and (b) may borrow an additional amount up to 5% of its assets for temporary or emergency purposes.

Mid Cap Value Fund

Fundamental Policies:

1. Diversification. The Fund may not, with respect to 75% of its total assets, purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by the Fund.

2. Real Estate. The Fund may not purchase or sell real estate although it may purchase or sell securities of companies whose business involves the purchase or sale of real estate and may purchase and sell securities that are secured by interests in real estate.

3. Commodities. The Fund may not purchase or sell commodities or commodities contracts, except as permitted by the 1940 Act or the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time (for the avoidance of doubt, this limitation shall not prevent the Fund from, among other things, purchasing or selling futures contracts, options contracts, equity index participations and index participation contracts, from investing in securities or other instruments backed by physical commodities or from investing in securities of companies that deal in physical commodities or interests therein).

4. Loans. The Fund may not make loans, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5. Borrowing. The Fund may not borrow money except to the extent permitted by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended from time to time.

6. Underwriting. The Fund may not act as an underwriter of securities within the meaning of the Federal securities laws, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities.

7. Senior Securities. The Fund may not issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings or as permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. Restrictions on senior securities do not apply to certain techniques (such as reverse repurchase agreements) entered into in compliance with applicable laws and interpretations thereof.

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8. Industry Concentration. The Fund may not purchase securities of any issuer if, as a result, more than 25% of the value of the Fund’s total assets would be invested in the securities of issuers having their principal activities in the same industry; provided, however, that (i) there are no limitations on the amount that may be invested in the securities of the U.S. Government and instrumentalities; (ii) the Fund may invest in the securities of open-end management investment companies to the extent permitted by applicable law; (iii) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (iv) financial services companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (v) asset-backed securities will be classified according to the underlying assets securing such securities.

Non-Fundamental Policies:

1. Lending. The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

2. Borrowing. The Fund may not borrow money, except that the Fund (a) may borrow money from banks and engage in reverse repurchase agreements with any party provided that such borrowings and reverse repurchase agreements in combination do not exceed 33 1/3% of its total assets, including the amount borrowed (not including temporary or emergency borrowings not exceeding 5% of the Fund’s total assets); and (b) may borrow an additional amount up to 5% of its assets for temporary or emergency purposes.

Mid Core Value Fund

Fundamental Policies:

1. Diversification. The Fund may not, with respect to 75% of its total assets, purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by the Fund.

2. Real Estate. The Fund may not purchase or sell real estate although it may purchase or sell securities of companies whose business involves the purchase or sale of real estate and may purchase and sell securities that are secured by interests in real estate.

3. Commodities. The Fund may not purchase or sell commodities or commodities contracts, except as permitted by the 1940 Act or the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time (for the avoidance of doubt, this limitation shall not prevent the Fund from, among other things, purchasing or selling futures contracts, options contracts, equity index participations and index participation contracts, from investing in securities or other instruments backed by physical commodities or from investing in securities of companies that deal in physical commodities or interests therein).

4. Loans. The Fund may not make loans, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5. Borrowing. The Fund may not borrow money except to the extent permitted by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended from time to time (the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities).

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6. Underwriting. The Fund may not act as an underwriter of securities within the meaning of the Federal securities laws, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities.

7. Senior Securities. The Fund may not issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings or as permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. Restrictions on senior securities do not apply to certain techniques (such as reverse repurchase agreements) entered into in compliance with applicable laws and interpretations thereof.

8. Industry Concentration. The Fund may not purchase securities of any issuer if, as a result, more than 25% of the value of the Fund’s total assets would be invested in the securities of issuers having their principal activities in the same industry; provided, however, that (i) there are no limitations on the amount that may be invested in the securities of the U.S. Government and instrumentalities; (ii) the Fund may invest in the securities of open-end management investment companies to the extent permitted by applicable law; (iii) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (iv) financial services companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (v) asset-backed securities will be classified according to the underlying assets securing such securities.

Non-Fundamental Policies:

1. Lending. The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

2. Borrowing. The Fund may not borrow money, except that the Fund (a) may borrow money from banks and engage in reverse repurchase agreements with any party provided that such borrowings and reverse repurchase agreements in combination do not exceed 33 1/3% of its total assets, including the amount borrowed (not including temporary or emergency borrowings not exceeding 5% of the Fund’s total assets); and (b) may borrow an additional amount up to 5% of its assets for temporary or emergency purposes.

3. Investment Companies. The Fund may not purchase securities of open-end and closed-end investment companies, except to the extent permitted by the 1940 Act and any rules adopted thereunder.

4. Short Sales. The Fund may not make short sales of securities or maintain a short position except to the extent permitted by applicable law.

5. Illiquid Securities. The Fund may not invest more than 15% of its net assets (at the time of investment) in illiquid securities, except for qualifying for resale under Rule 144 of the Securities Act of 1933.

6. Derivatives. The Fund may not write, purchase or sell puts, calls, straddles, spreads or combination thereof.

Small Cap Growth Fund

Fundamental Policies:

1. Diversification. The Fund may not, with respect to 75% of its total assets, purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by the Fund.

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2. Real Estate. The Fund may not invest in real estate or interests in real estate, but may purchase readily marketable securities of companies holding real estate or interests therein, and securities which are secured by real estate or interests therein.

3. Commodities. The Fund may not invest in physical commodities or physical commodity contracts, but it may purchase and sell financial futures contracts and options thereon.

4. Loans. The Fund may not make loans, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5. Borrowing. The Fund may not borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statue, rules or regulations may be amended or interpreted from time to time.

6. Underwriting. The Fund may not act as an underwriter of securities within the meaning of the Federal securities laws, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities.

7. Senior Securities. The Fund may not issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings or as permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. Restrictions on senior securities do not apply to certain techniques (such as reverse repurchase agreements) entered into in compliance with applicable laws and interpretations thereof.

8. Industry Concentration. The Fund may not invest more than 25% or more of the value of the Fund’s total assets in the securities of issuers having their principal business activities in the same industry.

Non-Fundamental Policies:

1. Lending. The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

2. Borrowing. The Fund may not borrow money, except that the Fund (a) may borrow money from banks and engage in reverse repurchase agreements with any party provided that such borrowings and reverse repurchase agreements in combination do not exceed 33 1/3% of its total assets, including the amount borrowed (not including temporary or emergency borrowings not exceeding 5% of the Fund’s total assets); and (b) may borrow an additional amount up to 5% of its assets for temporary or emergency purposes.

3. Purchases on Margin. The Fund may not purchase securities on margin, except that it may make margin deposits in connection with financial futures contracts or options.

4. Control of Portfolio Companies. The Fund may not invest in companies for the purpose of exercising management or control.

5. Oil and Gas Programs. The Fund may not invest in oil, gas or mineral exploration or developmental programs, except that it may invest in the securities of companies which operate, invest in, or sponsor such programs.

6. Illiquid Securities. The Fund may not purchase a security if, as a result, more than 15% of its net assets would be invested in illiquid securities.

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7. Short Sales. The Fund may not effect short sales of securities, except short sales “against the box.”

8. Mortgaging. The Fund may not mortgage, pledge, hypothecate or, in any other manner, transfer as security for indebtedness any security owned by the Fund, except as may be necessary in connection with permissible borrows (including reverse repurchase agreements) financial options and other hedging activities.

Small Cap Value Fund

Fundamental Policies:

1. Diversification. The Fund may not, with respect to 75% of its total assets, purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by the Fund.

2. Real Estate. The Fund may not invest in real estate or interests in real estate, but may purchase readily marketable securities of companies holding real estate or interests therein, and securities which are secured by real estate or interests therein.

3. Commodities. The Fund may not invest in physical commodities or physical commodity contracts, but it may purchase and sell financial futures contracts and options thereon.

4. Loans. The Fund may not make loans, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5. Borrowing. The Fund may not borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statue, rules or regulations may be amended or interpreted from time to time.

6. Underwriting. The Fund may not act as an underwriter of securities within the meaning of the Federal securities laws, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities.

7. Senior Securities. The Fund may not issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings or as permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. Restrictions on senior securities do not apply to certain techniques (such as reverse repurchase agreements) entered into in compliance with applicable laws and interpretations thereof.

8. Industry Concentration. The Fund may not invest more than 25% or more of the value of the Fund’s total assets in the securities of issuers having their principal business activities in the same industry.

Non-Fundamental Policies:

1. Lending. The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

2. Borrowing. The Fund may not borrow money, except that the Fund (a) may borrow money from banks and engage in reverse repurchase agreements with any party provided that such borrowings and reverse repurchase agreements in combination do not exceed 33 1/3% of its total assets, including the amount borrowed (not including temporary or emergency borrowings not exceeding 5% of the Fund’s total assets); and (b) may borrow an additional amount up to 5% of its assets for temporary or emergency purposes.

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3. Purchases on Margin. The Fund may not purchase securities on margin, except that it may make margin deposits in connection with financial futures contracts or options.

4. Control of Portfolio Companies. The Fund may not invest in companies for the purpose of exercising management or control.

5. Oil and Gas Programs. The Fund may not invest in oil, gas or mineral exploration or developmental programs, except that it may invest in the securities of companies which operate, invest in, or sponsor such programs.

6. Illiquid Securities. The Fund may not purchase a security if, as a result, more than 15% of its net assets would be invested in illiquid securities.

7. Short Sales. The Fund may not effect short sales of securities, except short sales “against the box.”

8. Mortgaging. The Fund may not mortgage, pledge, hypothecate or, in any other manner, transfer as security for indebtedness any security owned by the Fund, except as may be necessary in connection with permissible borrows (including reverse repurchase agreements) financial options and other hedging activities.

International Equity Fund

Fundamental Policies:

1. Diversification. The Fund may not, with respect to 75% of its total assets, purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by the Fund.

2. Real Estate. The Fund may not purchase or sell real estate although it may purchase or sell marketable securities of companies whose business involves the purchase or sale of real estate (including securities issued by REITs) and may purchase and sell marketable securities that are secured by interests in real estate.

3. Commodities. The Fund may not purchase or sell commodities or commodities contracts, except as permitted by the 1940 Act or the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time (for the avoidance of doubt, this limitation shall not prevent the Fund from, among other things, purchasing or selling futures contracts, options contracts, equity index participations and index participation contracts, from investing in securities or other instruments backed by physical commodities or from investing in securities of companies that deal in physical commodities or interests therein).

4. Loans. The Fund may not make loans, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5. Borrowing. The Fund may not borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statue, rules or regulations may be amended or interpreted from time to time.

6. Underwriting. The Fund may not act as an underwriter of securities within the meaning of the Federal securities laws, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities.

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7. Senior Securities. The Fund may not issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings or as permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. Restrictions on senior securities do not apply to certain techniques (such as reverse repurchase agreements) entered into in compliance with applicable laws and interpretations thereof.

8. Industry Concentration. The Fund may not purchase the securities of any issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, 25% or more of the value of the Fund’s total assets would be invested in the securities of issuers having their principal business activities in the same industry.

Non-Fundamental Policies:

1. Lending. The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

2. Borrowing. The Fund may not borrow money, except that the Fund (a) may borrow money from banks and engage in reverse repurchase agreements with any party provided that such borrowings and reverse repurchase agreements in combination do not exceed 33 1/3% of its total assets, including the amount borrowed (not including temporary or emergency borrowings not exceeding 5% of the Fund’s total assets); and (b) may borrow an additional amount up to 5% of its assets for temporary or emergency purposes.

3. Restricted or Not Readily Marketable Securities. The Fund may not purchase a security if, as a result, more than 15% of the Fund’s total assets would be invested in: (a) securities with legal or contractual restrictions on resale, (b) repurchase agreements maturing in more than seven (7) days, and (c) other securities that are not readily marketable.

4. Investment Companies. The Fund may not purchase securities of open-end and closed-end investment companies, except to the extent permitted by the 1940 Act and any rules adopted thereunder.

5. Oil and Gas Programs. The Fund may not purchase participations or other direct interests in oil, gas, or other mineral exploration or development programs.

6. Short Sales and Purchases on Margin. The Fund may not effect short sales of securities or purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities, except that it may make margin deposits in connection with futures contracts, subject to its policy on futures contracts below.

7. Control of Portfolio Companies. The Fund may not invest in companies for the purpose of exercising management or control.

8. Futures Contracts. The Fund may not enter into a futures contract if, as a result thereof, (i) the then current aggregate futures market prices of securities required to be delivered under open futures contract sales plus the then current aggregate purchase prices of securities required to be purchased under open futures contract purchases would exceed 30% of the Fund’s total assets (taken at market value at the time of entering into the contract) or (ii) more than 5% of the Fund’s total assets (taken at market value at the time of entering into the contract) would be committed to margin on such futures contracts or to premiums on options thereon.

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Real Estate Securities Fund

Fundamental Policies:

1. Diversification. The Fund may not, with respect to 75% of its total assets, purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by the Fund.

2. Real Estate. The Fund may not purchase or sell real estate although it may purchase or sell securities of companies whose business involves the purchase or sale of real estate (including securities issued by REITs) and may purchase and sell securities that are secured by interests in real estate.

3. Commodities. The Fund may not purchase or sell commodities or commodities contracts, except as permitted by the 1940 Act or the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time (for the avoidance of doubt, this limitation shall not prevent the Fund from, among other things, purchasing or selling futures contracts, options contracts, equity index participations and index participation contracts, from investing in securities or other instruments backed by physical commodities or from investing in securities of companies that deal in physical commodities or interests therein).

4. Loans. The Fund may not make loans, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5. Borrowing. The Fund may not borrow money except to the extent permitted by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended from time to time.

6. Underwriting. The Fund may not act as an underwriter of securities within the meaning of the Federal securities laws, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities.

7. Senior Securities. The Fund may not issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings or as permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. Restrictions on senior securities do not apply to certain techniques (such as reverse repurchase agreements) entered into in compliance with applicable laws and interpretations thereof.

8. Industry Concentration. The Fund will concentrate its investments in securities issued by companies in the real estate industry.

Non-Fundamental Policies:

1. Lending. The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

2. Borrowing. The Fund may not borrow money, except that the Fund (a) may borrow money from banks and engage in reverse repurchase agreements with any party provided that such borrowings and reverse repurchase agreements in combination do not exceed 33 1/3% of its total assets, including the amount borrowed (not including temporary or emergency borrowings not exceeding 5% of the Fund’s total assets); and (b) may borrow an additional amount up to 5% of its assets for temporary or emergency purposes.

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3. Illiquid Securities and Restricted Securities. The Fund may not invest more than 15% of its net assets in illiquid or restricted securities (this restriction does not apply to any Rule 144A restricted security).

Balanced, Large Core Growth, Large Core Value, SMID Cap Growth, SMID Cap Value, Developed International Index, Emerging Markets Equity, Small Cap Index, Aggressive Allocation, Moderately Aggressive Allocation, Moderate Allocation, Moderately Conservative Allocation and Conservative Allocation Funds

Fundamental Policies:

Each of the above Funds may not:

1. Diversification. With respect to 75% of its total assets, purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by the Fund.

2. Real Estate. Purchase or sell real estate although it may purchase or sell securities of companies whose business involves the purchase or sale of real estate (including securities issued by REITs) and may purchase and sell securities that are secured by interests in real estate.

3. Commodities. Purchase or sell commodities or commodity contracts, except as permitted by the 1940 Act or the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time (this limitation shall not prevent the Fund from purchasing or selling futures contracts, options contracts, equity index participations and index participation contracts or from investing in securities or other instruments backed by physical commodities).

4. Borrowing. Borrow money, except to the extent permitted by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5. Underwriting. Act as an underwriter of securities within the meaning of the Federal securities laws, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities.

6. Senior Securities. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described in (4) above or as permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. Restrictions on senior securities do not apply to certain techniques (such as reverse repurchase agreements) entered into in compliance with applicable laws and interpretations thereof.

7. Lending. Make loans, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

8. Industry Concentration. Invest 25% or more of the value of its total assets in the securities of issuers having their principal business activities in the same industry (except that the Small Cap Index and Developed International Index Fund may purchase securities to the extent that the index the Fund is designed to track is also so concentrated).

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Non-Fundamental Policies:

Each of the above Funds may not:

1. Lending. Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

2. Borrowing. Borrow money, except that each Fund (a) may borrow money from banks and engage in reverse repurchase agreements with any party provided that such borrowings and reverse repurchase agreements in combination do not exceed 33 1/3% of its total assets, including the amount borrowed (not including temporary or emergency borrowings not exceeding 5% of the Fund’s total assets); and (b) may borrow an additional amount up to 5% of its assets for temporary or emergency purposes.

3. Illiquid Securities. Invest more than 15% of its net assets in illiquid securities.

In addition to the restrictions set forth above each Fund of the Company may be subject to investment restrictions imposed under the insurance laws and regulations of Pennsylvania and other states. These restrictions are non-fundamental and, in the event of amendments to the applicable statutes or regulations, each Fund will comply, without the approval of the shareholders, with the requirements as so modified.

Each insurance company separate account that invests in a Fund must generally meet certain diversification requirements under Section 817(h) of the Internal Revenue Code in order for the annuities and insurance contracts funded by that separate account to be treated as “annuities” or “life insurance contracts” under the Internal Revenue Code. If certain requirements are met, those separate accounts are allowed to look through a Fund in which they invest to determine whether they are adequately diversified. In order to enable separate accounts investing all of their assets in a Fund to meet the diversification requirements in regulations promulgated under Section 817(h), each Fund will use its best efforts to meet the following test: no more than 55% of the assets will be invested in any one investment; no more than 70% of the assets will be invested in any two investments; no more than 80% of the assets will be invested in any three investments; and no more than 90% will be invested in any four investments. The above diversification requirements must be met within 30 days of the end of each calendar quarter.

In addition to the foregoing, the Money Market Fund will restrict its investments in accordance with the portfolio quality, diversification and maturity standards contained in Rule 2a-7 under the 1940 Act, as such Rule is amended from time to time. See “Investment Policies—Money Market Fund” above for certain of the restrictions contained in the Rule.

GENERAL INFORMATION

Investment Advisory Services

Independence Capital Management, Inc. ICMI, a wholly-owned Penn Mutual subsidiary, serves as investment adviser to all of the Funds and performs day-to-day investment management services for the Money Market, Limited Maturity Bond, Quality Bond, Balanced, Aggressive Allocation, Moderately Aggressive Allocation, Moderate Allocation, Moderately Conservative Allocation and Conservative Allocation Funds (collectively, the “ICMI-Managed Funds”). See “INVESTMENT ADVISER” in the Prospectus for information regarding ICMI and investment advisory and management services provided to the Funds by ICMI. Each Fund

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pays ICMI, on a monthly basis, an advisory fee based on the average daily net assets of each Fund at the annual rates listed in the table below.

NAME OF FUND	INVESTMENT ADVISORY FEES (As a Percentage of the Average Daily Net Assets of the Fund)
Money Market Fund	0.33% of the first $200,000,000; 0.31% of the next $150,000,000; 0.29% of the next $150,000,000; 0.27% over $500,000,000.
Limited Maturity Bond Fund	0.46% of the first $200,000,000; 0.44% of the next $150,000,000; 0.42% of the next $150,000,000; 0.40% over $500,000,000.
Quality Bond Fund	0.46% of the first $200,000,000; 0.44% of the next $150,000,000; 0.42% of the next $150,000,000; 0.40% over $500,000,000.
High Yield Bond Fund	0.56% of the first $250,000,000; 0.53% over $250,000,000.
Flexibly Managed Fund	0.72% of the first $500,000,000; 0.70% of the next $2,000,000,000; 0.68% of the next $1,500,000,000; 0.65% of the next $1,000,000,000; 0.62% over $5,000,000,000.
Large Growth Stock Fund	0.72% of the first $250,000,000; 0.68% of the next $250,000,000; 0.65% over $500,000,000.
Large Cap Value Fund	0.67% of the first $150,000,000; 0.65% over $150,000,000.
Index 500 Fund	0.14% of the first $150,000,000; 0.13% of the next $150,000,000; 0.12% over $300,000,000.
Mid Cap Growth Fund	0.70%
Mid Cap Value Fund	0.55% of the first $250,000,000; 0.525% of the next $250,000,000; 0.50% of the next $250,000,000; 0.475% of the next $250,000,000; 0.45% of the next $500,000,000; 0.425% over $1,500,000,000.
Small Cap Growth Fund	0.80% of the first $25,000,000; 0.75% of the next $25,000,000; 0.70% over $50,000,000.
Small Cap Value Fund	0.75% of the first $50,000,000; 0.725% of the next $50,000,000; 0.70% over $100,000,000.
International Equity Fund	0.86% of the first $227,000,000; 0.84% of the next $227,000,000; 0.82% over $454,000,000.
Large Cap Growth Fund	0.55%
Mid Core Value Fund	0.72%
Real Estate Securities Fund	0.70%

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NAME OF FUND	INVESTMENT ADVISORY FEES (As a Percentage of the Average Daily Net Assets of the Fund)
Large Core Growth Fund	0.60%
Large Core Value Fund	0.67% of the first $150,000,000; 0.65% of the next $250,000,000; 0.60% over $400,000,000.
SMID Cap Growth Fund	0.75%
SMID Cap Value Fund	0.95%
Emerging Markets Equity Fund	1.18% of the first $2,500,000,000; 1.00% over $2,500,000,000.
Small Cap Index Fund	0.30%
Developed International Index Fund	0.30%
Balanced Fund	0.00%
Aggressive Allocation Fund	0.12% of the first $200,000,000; 0.11% of the next $150,000,000; 0.10% of the next $150,000,000; 0.09% over $500,000,000.
Moderately Aggressive Allocation Fund	0.12% of the first $200,000,000; 0.11% of the next $150,000,000; 0.10% of the next $150,000,000; 0.09% over $500,000,000.
Moderate Allocation Fund	0.12% of the first $200,000,000; 0.11% of the next $150,000,000; 0.10% of the next $150,000,000; 0.09% over $500,000,000.
Moderately Conservative Allocation Fund	0.12% of the first $200,000,000; 0.11% of the next $150,000,000; 0.10% of the next $150,000,000; 0.09% over $500,000,000.
Conservative Allocation Fund	0.12% of the first $200,000,000; 0.11% of the next $150,000,000; 0.10% of the next $150,000,000; 0.09% over $500,000,000.

In addition, ICMI provides investment advisory services to the High Yield Bond, Flexibly Managed, Large Growth Stock, Large Cap Value, Large Cap Growth, Index 500, Mid Cap Growth, Mid Cap Value, Mid Core Value, Small Cap Value, Small Cap Growth, International Equity, Real Estate Securities, Large Core Growth, Large Core Value, SMID Cap Growth, SMID Cap Value, Emerging Markets Equity, Small Cap Index and Developed International Index Funds (collectively, the “Sub-Advised Funds”) through sub-advisers that are selected to manage the Funds. ICMI pays each Sub-Advised Fund’s Sub-Adviser, on a monthly basis, a sub-advisory fee based on the average daily net assets of each Fund at the annual rates listed in the table below.

AllianceBernstein L.P. AllianceBernstein L.P. (“AllianceBernstein”) serves as the sub-adviser to the SMID Cap Value Fund and performs day-to-day investment management services for the Fund. See “SUB-ADVISERS” in the Prospectus for more information regarding the sub-advisory services provided to the Fund. For providing sub-advisory services to the Fund, ICMI pays AllianceBernstein, on a monthly basis, an advisory fee based on average daily net assets of the Fund. The fees are paid at the following annual rates: 0.95% with respect to the first $10,000,000 of the average daily net assets of the Fund; 0.75% with respect to the next $40,000,000 of the average daily net assets of the Fund; 0.65% with respect to the next $50,000,000 of the average daily net assets of the Fund; and 0.55% with respect to the average daily net assets of the Fund in excess of $100,000,000.

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American Century Investment Management, Inc. American Century Investment Management, Inc. (“American Century”) serves as sub-adviser to the Mid Core Value Fund and performs day-to-day investment management services for the Fund. See “SUB-ADVISERS” in the Prospectus for more information regarding the sub-advisory services provided to the Fund. For providing sub-advisory services to the Fund, ICMI pays American Century, on a monthly basis, fees based on the average daily net assets of the Fund at an annual rate of 0.45% with respect to the first $150,000,000 of average daily net assets; and 0.40% with respect to average daily net assets in excess of $150,000,000.

Cohen & Steers Capital Management, Inc. Cohen & Steers Capital Management, Inc. (“Cohen & Steers”) serves as sub-adviser to the Real Estate Securities Fund and performs day-to-day investment management services for the Fund. See “SUB-ADVISERS” in the Prospectus for more information regarding the sub-advisory services provided to the Fund. For providing sub-advisory services to the Fund, ICMI pays Cohen & Steers, on a monthly basis, an advisory fee based on the average daily net assets of the Fund. The fees are paid at the following rates: 0.40% with respect to the first $100,000,000 of the average daily net assets of the Fund; and 0.25% with respect to the average daily net assets of the Fund in excess of $100,000,000.

Eaton Vance Management. Eaton Vance Management (“Eaton Vance”) serves as the sub-adviser to the Large Core Value Fund and performs day-to-day investment management services for the Fund. See “SUB-ADVISERS” in the Prospectus for more information regarding the sub-advisory services provided to the Fund. For providing sub-advisory services to the Fund, ICMI pays Eaton Vance, on a monthly basis, an advisory fee based on average daily net assets of the Fund. The fees are paid at the following annual rates: 0.35% with respect to the first $150,000,000 of the average daily net assets of the Fund; 0.30% with respect to the next $250,000,000 of the average daily net assets of the Fund; and 0.25% with respect to the average daily net assets of the Fund in excess of $400,000,000.

Goldman Sachs Asset Management, L.P. Goldman Sachs Asset Management, L.P. (“GSAM”) serves as sub-adviser to the Small Cap Value Fund and performs day-to-day investment management services for the Fund. GSAM is wholly-owned by The Goldman Sachs Group, Inc. See “SUB-ADVISERS” in the Prospectus for more information regarding the sub-advisory services provided to the Fund. For providing sub-advisory service to the Fund, ICMI pays GSAM, on a monthly basis, a sub-advisory fee based on average daily net assets of the Fund, at an annual rate of 0.75% of the first $50,000,000 of average daily net assets; 0.70% with respect to the next $50,000,000 of average daily net assets; and 0.65% of average daily net assets in excess of $100,000,000.

Ivy Investment Management Company. Ivy Investment Management Company (“Ivy”) serves as sub-adviser to the Mid Cap Growth Fund and performs day-to-day investment management services to the Fund. See “SUB-ADVISERS” in the Prospectus for more information regarding the investment advisory services provided to the Fund. For providing sub-advisory services to the Mid Cap Growth Fund, ICMI pays Ivy, on a monthly basis, fees based on the average daily net assets of the Fund. The fees for the Fund are paid at the following rates: when Fund assets do not exceed $800,000,000: 0.40% of the first $150,000,000, 0.35% of the next $150,000,000, 0.33% of the next $300,000,000, and 0.30% of the next $200,000,000; and when Fund assets exceed $800,000,000: 0.30% of the average daily net assets of the Fund, including assets at and below $800,000,000.

Janus Capital Management LLC. Janus Capital Management LLC (“Janus”) serves as sub-adviser to the Small Cap Growth Fund. As sub-adviser, Janus performs day-to-day portfolio management services to the Fund. See “SUB-ADVISERS” in the Prospectus for more information regarding the sub-advisory services provided to the Fund. For providing sub-advisory services to the Fund, ICMI pays Janus, on a monthly basis, fees based on the average daily net assets of the Fund, at an annual rate of 0.55%.

Loomis, Sayles & Company, L.P. Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as sub-adviser to the Large Cap Value Fund. As sub-adviser, Loomis Sayles performs day-to-day portfolio

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management services to the Fund. See “SUB-ADVISERS” in the Prospectus for more information regarding the investment advisory services provided to the Fund. For providing sub-advisory services to the Fund, ICMI pays Loomis Sayles, on a monthly basis, an advisory fee based on average daily net assets of the Fund. The fees are paid at the following annual rates: 0.29% with respect to the first $150,000,000 of the average daily net assets of the Fund; and 0.25% with respect to the average daily net assets of the Fund in excess of $150,000,000.

Massachusetts Financial Services Company. Massachusetts Financial Services Company (“MFS”) serves as sub-adviser to the Large Cap Growth Fund and performs day-to-day investment management services to the Fund. See “SUB-ADVISERS” in the Prospectus for more information regarding the investment advisory services provided to the Fund. For providing sub-advisory services to the Fund, ICMI pays MFS, on a monthly basis, a sub-advisory fee based on average daily net assets of the Fund, at an annual rate of 0.40%.

Morgan Stanley Investment Management, Inc. Morgan Stanley Investment Management, Inc. (“MSIM”) serves as the sub-adviser to the Emerging Markets Equity Fund and performs day-to-day investment management services for the Fund. MSIM has engaged its affiliate, Morgan Stanley Investment Management Company (“MSIM Company”), located at 23 Church Street, #16-01 Capital Square, Singapore 049481 to provide certain sub-advisory services to the Fund. In addition, MSIM has engaged its affiliate, Morgan Stanley Investment Management Limited (“MSIM Limited”), located at 25 Cabot Square, Canary Wharf, London E14 4QA, England, to provide certain sub-advisory services to the Fund. See “SUB-ADVISERS” in the Prospectus for more information regarding the sub-advisory services provided to the Fund. For providing sub-advisory services to the Fund, ICMI pays MSIM, on a monthly basis, an advisory fee based on average daily net assets of the Fund. The fees are paid at the following annual rates: 0.80% with respect to the first $150,000,000 of the average daily net assets of the Fund; and 0.75% with respect to the average daily net assets of the Fund in excess of $150,000,000. MSIM compensates MSIM Company and MSIM Limited from the investment advisory fee paid to MSIM by ICMI.

Neuberger Berman Management LLC. Neuberger Berman Management LLC (“Neuberger Berman”) serves as sub-adviser to the Mid Cap Value Fund and performs day-to-day investment management services to the Fund. See “SUB-ADVISERS” in the Prospectus for more information regarding the investment advisory services provided to the Fund. For providing sub-advisory service to the Fund, ICMI pays Neuberger Berman, on a monthly basis, a sub-advisory fee based on average daily net assets of the Fund, at an annual rate of 0.43%.

SSgA Funds Management, Inc. SSgA Funds Management, Inc. (“SSgA FM”) serves as the sub-adviser to the Small Cap Index Fund, the Developed International Index Fund and the Index 500 Fund and performs day-to-day investment management services for the Funds. See “SUB-ADVISERS” in the Prospectus for more information regarding the sub-advisory services provided to the Funds. For providing sub-advisory services to the Funds, ICMI pays SSgA FM, on a monthly basis, an advisory fee based on the average daily net assets of each Fund. The Developed International Index Fund fees are paid at the following annual rates: 0.15% with respect to the first $50,000,000 of the average daily net assets of the Fund; 0.10% with respect to the next $50,000,000 of the average daily net assets of the Fund; and 0.05% with respect to the average daily net assets of the Fund in excess of $100,000,000. The Small Cap Index Fund fees are paid at the following annual rates: 0.08% with respect to the first $50,000,000 of the average daily net assets of the Fund; 0.06% with respect to the next $50,000,000 of the average daily net assets of the Fund; and 0.04% with respect to the average daily net assets of the Fund in excess of $100,000,000. The Index 500 Fund fees are paid at the following annual rates: 0.05% with respect to the first $150,000,000 of the average daily net assets of the Fund; 0.04% with respect to the next $150,000,000 of the average daily net assets of the Fund; and 0.02% with respect to the average daily net assets of the Fund in excess of $300,000,000.

T. Rowe Price Associates, Inc. T. Rowe Price Associates, Inc. (“T. Rowe Price”) serves as sub-adviser to the Flexibly Managed, Large Growth Stock, and High Yield Bond Funds and performs day-to-day investment management services for the Funds. See “SUB-ADVISERS” in the Prospectus for more information regarding the sub-advisory services provided to the Funds. For providing sub-advisory services to the Funds, ICMI pays T. Rowe Price, on a monthly basis, fees based on the average daily net assets of each Fund.

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The fees for the Flexibly Managed Fund are paid at the following rates: when Fund assets do not exceed $500,000,000: 0.50% with respect to the first $250,000,000 of the average daily net assets of the Fund, and 0.40% with respect to the average daily net assets of the Fund above $250,000,000; when Fund assets exceed $500,000,000: 0.40% with respect to the first $1,000,000,000 of the average daily net assets of the Fund, and 0.35% with respect to the average daily net assets of the Fund above $1,000,000,000; when Fund assets exceed $2,000,000,000: 0.40% with respect to the first $500,000,000 of the average daily net assets of the Fund, and 0.35% with respect to the average daily net assets of the Fund above $500,000,000; and when Fund assets exceed $3,000,000,000, 0.35% with respect to the average daily net assets of the Fund.

The fees for the High Yield Bond Fund are paid at the following rates: 0.50% with respect to the first $250,000,000 of the average daily net assets of the Fund, and 0.40% with respect to the average daily net assets of the Fund above $250,000,000; unless the combined total average daily net assets of the High Yield Bond Fund, Large Growth Stock Fund, and Flexibly Managed Fund exceed $500,000,000, in which case the rate would be 0.40% with respect to the daily average net assets of the Fund.

The fees for the Large Growth Stock Fund are paid at the following rates: when Fund assets do not exceed $1,000,000,000: 0.40% with respect to the first $250,000,000 of the average daily net assets of the Fund, 0.375% with respect to the next $250,000,000 of the average daily net assets of the Fund, and 0.35% with respect to the average daily net assets of the Fund above $500,000,000; and when Fund assets exceed $1,000,000,000: 0.35% with respect to the first $1,000,000,000 of the average daily net assets of the Fund, and 0.325% with respect to the average daily net assets of the Fund above $1,000,000,000.

T. Rowe Price has agreed to waive its monthly compensation due it under the Investment Sub-Advisory Agreement to the extent necessary to reduce its effective monthly sub-advisory fees for the Funds by the following percentages based on the combined average daily net assets of the Funds, and the certain other Penn Mutual accounts sub-advised by T. Rowe Price:

Combined Asset Levels	Percentage Fee Waiver
Between $750,000,000 and $1,500,000,000	5% fee reduction
Between $1,500,000,000 and $3,000,000,000	7.5% fee reduction
Above $3,000,000,000	10% fee reduction

Vontobel Asset Management, Inc. Vontobel Asset Management, Inc. (“Vontobel”) serves as sub-adviser to the International Equity Fund and performs the day-to-day investment management services for the Fund. See “SUB-ADVISERS” in the Prospectus for information regarding the sub-advisory services provided to the Fund. For providing sub-advisory services to the Fund, ICMI pays Vontobel, on a monthly basis, an advisory fee based on average daily net assets of the Fund. The fees are paid at the following rates: 0.50% with respect to the first $227,000,000 of the average daily net assets of the Fund; and 0.35% with respect to the average daily net assets of the Fund in excess of $227,000,000.

Wells Capital Management Incorporated. Wells Capital Management Incorporated (“WellsCap”) serves as sub-adviser to the Large Core Growth Fund and SMID Cap Growth Fund and performs day-to-day investment management services to the Funds. See “SUB-ADVISERS” in the Prospectus for more information regarding the investment advisory services provided to the Funds. WellsCap is a wholly-owned subsidiary of Wells Fargo Bank, N.A. which in turn is indirectly wholly-owned by Wells Fargo & Company, a diversified financial services company. For providing sub-advisory services to the Large Core Growth Fund, ICMI pays WellsCap on a monthly basis, a sub-advisory fee based on the average daily net assets of the Large Core Growth Fund, at an annual rate of 0.45% of the first $150,000,000 of average daily net assets; 0.425% of the next $150,000,000 of average daily net assets; and 0.35% of average daily net assets in excess of $300,000,000. For providing sub-advisory services to the SMID Cap Growth Fund, ICMI pays WellsCap on a monthly basis, a sub-advisory fee based on average daily net assets of the SMID Cap Growth Fund, at an annual rate of 0.45% of the first $50,000,000 of average daily net assets; 0.425% of the next $50,000,000 of average daily net assets and 0.40% of average daily net assets in excess of $100,000,000.

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In the years 2013, 2012, and 2011, the advisory fees paid to ICMI by each of the Funds were as follows:

Fund	2013	2012	2011
Money Market Fund	$247,479	$262,764	$272,008
Limited Maturity Bond Fund	587,683	564,261	482,505
Quality Bond Fund	1,689,978	1,617,738	1,366,472
High Yield Bond Fund	931,570	807,104	697,930
Flexibly Managed Fund	14,262,311	11,129,029	9,822,932
Balanced Fund	N/A	N/A	N/A
Large Growth Stock Fund	1,481,227	1,253,129	1,121,500
Large Cap Growth Fund	229,649	203,312	194,727
Large Core Growth Fund	697,369	650,922	694,544
Large Cap Value Fund	1,154,828	1,015,887	1,035,100
Large Core Value Fund	1,080,795	920,972	889,025
Index 500 Fund	254,872	205,372	185,367
Mid Cap Growth Fund	778,485	731,102	775,093
Mid Cap Value Fund	825,236	590,815	616,903
Mid Core Value Fund	473,719	450,339	400,363
SMID Cap Growth Fund	395,634	256,851	197,193
SMID Cap Value Fund	521,020	365,247	279,302
Small Cap Growth Fund	610,087	602,116	649,280
Small Cap Value Fund	1,776,997	1,439,832	1,364,747
Small Cap Index Fund	164,698	105,379	81,678
Developed International Index Fund	295,549	220,697	181,622
International Equity Fund	3,125,051	2,861,511	2,728,471
Emerging Markets Equity Fund	1,853,404	1,628,882	1,574,389
Real Estate Securities Fund	781,795	617,847	515,499
Aggressive Allocation Fund	49,147	34,767	27,073
Moderately Aggressive Allocation Fund	205,833	156,732	132,545
Moderate Allocation Fund	326,238	259,425	216,273
Moderately Conservative Allocation Fund	107,556	94,953	80,742
Conservative Allocation Fund	70,653	67,667	52,816

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For fiscal years 2013, 2012, and 2011, the sub-advisory fees paid by ICMI to each of the Fund’s sub-advisors were as follows:

Fund	Sub-Advisor	2013	2012	2011
High Yield Bond Fund	T. Rowe Price Associates, Inc.	$712,331	$619,584	$537,893
Flexibly Managed Fund	T. Rowe Price Associates, Inc.	8,148,471	6,964,461	6,308,652
Large Growth Stock Fund	T. Rowe Price Associates, Inc.	911,492	769,672	688,156
Large Cap Growth Fund	Massachusetts Financial Services Company (5/1/2013 - 12/31/2013)	127,342	N/A	N/A
	Turner Investments, L.P. (1/1/2011 - 4/30/2013)	39,675	147,863	141,620
Large Core Growth Fund	Wells Capital Management Inc.	523,027	488,191	520,908
Large Cap Value Fund	Loomis, Sayles & Company, L.P. (5/1/2013 - 12/31/2013)	375,765	N/A	N/A
	OppenheimerFunds, Inc. (1/1/2011 - 4/30/2013)	203,962	592,601	603,808
Large Core Value Fund	Eaton Vance Management	615,398	535,126	516,087
Index 500 Fund	SSgA Funds Management, Inc.	147,821	131,867	120,924
Mid Cap Growth Fund	Turner Investments, L.P.*	500,455	469,994	498,274
Mid Cap Value Fund	Neuberger Berman Management LLC	645,185	461,910	482,306
Mid Core Value Fund	American Century Investment Management, Inc. (5/1/2013 - 12/31/2013)	204,336	N/A	N/A
	Lord, Abbett & Co. LLC (1/1/2011 - 4/30/2013)	91,739	281,462	250,227
SMID Cap Growth Fund	Wells Capital Management, Inc.	236,229	154,111	118,316
SMID Cap Value Fund	AllianceBernstein, L.P.	426,131	308,353	266,803
Small Cap Growth Fund	Janus Capital Management LLC (5/1/2013 - 12/31/2013)	304,476	N/A	N/A
	Allianz Global Investors U.S. LLC (1/1/2011 - 4/30/2013)	127,194	387,967	418,287
Small Cap Value Fund	Goldman Sachs Asset Management, L.P.	1,433,880	1,176,048	1,118,630
Small Cap Index Fund	SSgA Funds Management, Inc.	42,775	28.101	21,781
Developed International Index Fund	SSgA Funds Management, Inc.	123,198	98,566	85,541
International Equity Fund	Vontobel Asset Management, Inc.	1,627,286	1,518,769	1,463,988
Emerging Markets Equity Fund	Morgan Stanley Investment Management, Inc.	1,253,011	1,102,919	1,067,382
Real Estate Securities Fund	Cohen & Steers Capital Management, Inc. (5/1/2011 - 12/31/2013)	446,740	353,055	198,052
	Heitman Real Estate Securities LLC (1/1/2011 - 4/30/2011)	N/A	N/A	96,519

*	As of May 1, 2014, Ivy Investment Management Company replaced Turner Investments, L.P. as the sub-adviser to the Mid Cap Growth Fund.

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Portfolio Managers

This section includes information about the Funds’ portfolio managers, including information about other accounts they manage, the dollar range of Fund shares they own (if any), and how they are compensated.

Independence Capital Management, Inc.: Investment Adviser to the ICMI-Managed Funds.

Compensation. Peter Sherman, Keith Huckerby and Zhiwei Ren are compensated by the ICMI-Managed Funds’ investment adviser, ICMI, through an Administrative Service and Support Agreement with its parent, Penn Mutual.

The compensation paid to Peter Sherman, Keith Huckerby and Zhiwei Ren is determined based upon two components. The first component is base salary, which is fixed and reviewed annually. The second component of compensation is in the form of a bonus based upon a multiple of base salary and tied to specific measures of profitability goals, sales goals and expense management goals of Penn Mutual. Peter M. Sherman, in his capacity as Executive Vice President and Chief Investment Officer of Penn Mutual, is also eligible to participate in a deferred compensation plan that is only made available to certain employees of Penn Mutual. Participation in the deferred compensation plan, while exclusive to only certain individuals at Penn Mutual, is not solely related to fund management.

Fund Shares Owned by Portfolio Managers. As of December 31, 2013, the dollar range of Fund shares beneficially owned by the ICMI portfolio managers is as follows:

Portfolio Manager	Dollar Range of Fund Securities Beneficially Owned
Keith G. Huckerby	None
Peter M. Sherman	$100,001-$500,000
Zhiwei Ren	None

Other Accounts. In addition to the ICMI-Managed Funds, the portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. None of the accounts listed below are subject to a performance-based advisory fee. The information below is provided as of December 31, 2013.

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)
Keith G. Huckerby	0	$0	0	$0	0	$0
Peter M. Sherman	0	$0	0	$0	2	$10.2
Zhiwei Ren	0	$0	0	$0	2	$10.2

Conflicts of Interests. The Portfolio Managers manage multiple accounts, including the ICMI-Managed Funds. The Portfolio Managers make decisions for each portfolio taking into account the investment objectives, policies, guidelines and other relevant considerations that are applicable to that portfolio. ICMI believes that its written policies and procedures are reasonably designed to minimize potential conflicts of interest and to prevent material conflicts of interest that may arise when managing portfolios for multiple accounts with similar investment objectives. Certain ICMI portfolio managers may also manage the assets of the general account of Penn Mutual. ICMI’s policies and procedures provide that the trading in the general account will be performed in a manner that does not give an improper advantage to that account to the detriment of any other account managed by ICMI.

ICMI does not believe that any material conflicts of interest exist in connection with the Portfolio Managers’ management of the investments of the ICMI-Managed Funds and the investments of the Other Accounts referenced in the Table above.

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AllianceBernstein L.P. (“AllianceBernstein”): Investment Sub-Adviser to the SMID Cap Value Fund (the “Fund”).

Compensation. AllianceBernstein’s compensation program for investment professionals is designed to be competitive and effective in order to attract and retain the highest caliber employees. The compensation program for investment professionals is designed to reflect their ability to generate long-term investment success for the firm’s clients, including shareholders of the mutual funds we sponsor. Except as described below and in the statements of additional information disclosed by the funds, investment professionals do not receive any direct compensation based upon the investment returns of any individual client account, and compensation is not tied directly to the level or change in level of assets under management.

As noted in more detail in the SAIs, our investment professionals receive base compensation, incentive compensation and contributions to AllianceBernstein’s 401(k) plan. Part of the annual incentive compensation is normally paid in the form of a cash bonus and part through an award under the firm’s Incentive Compensation Award Plan. These deferred Plan awards vest over a four-year period and are forfeited if the employee resigns and then competes with the firm. Deferred awards are in the form of restricted grants of AllianceBernstein’s Master Limited Partnership Units, although award recipients have the ability to receive a portion of their awards (no more than half up to a certain cap) in deferred cash.

Total compensation is determined by quantitative and qualitative factors. Quantitative factors, which are weighted more heavily, are driven by investment performance. Qualitative factors are driven by portfolio managers’ contributions to the investment process and client success.

The quantitative component includes measures of absolute, relative and risk-adjusted investment performance. Relative and risk-adjusted returns are determined based on the benchmark in the Prospectus and versus peers over one-, three- and five-year calendar periods—with more weight given to longer time periods. Peer groups are chosen by investment CIOs, who consult with the Product Management team to identify products most similar to our investment style and most relevant within the asset class.

The qualitative component incorporates the manager’s contribution to the overall investment process and our clients’ success. Among the important aspects are: thought leadership, collaboration with other investment professionals at the firm, contributions to risk-adjusted returns in other portfolios, building a strong talent pool, mentoring newer investment professionals, and being a good corporate citizen. AllianceBernstein emphasizes four behavioral competencies—relentlessness, ingenuity, team orientation and accountability—that support our mission to be the most trusted advisor to our clients.

Other factors can play a part in determining portfolio managers’ compensation, including complexity of investment strategies managed, volume of assets managed and experience. Assessments of investment professionals are formalized in a year-end review process that includes 360-degree feedback from other professionals from across the investment teams and firm.

Fund Shares Owned by Portfolio Managers. The portfolio managers did not beneficially own any shares of the Fund as of December 31, 2013.

Other Accounts. In addition to the Fund, the portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. The information below is provided as of December 31, 2013.

Name	Registered Investment Companies		Other Pooled Investment Vehicles			Other Accounts
	Number of Accounts	Total Assets (in millions)	Number of Accounts		Total Assets (in millions)	Number of Accounts		Total Assets (in millions)
Joseph Gerard Paul	66	$18,214	211	*	$26,490	27,425	**	$27,630
James MacGregor	23	$4,518	33		$395	36		$1,393
Andrew Weiner	23	$4,518	33		$395	34		$1,246

*	Of these Other Pooled Investment Vehicles, 2 accounts with approximately $176 million in assets had performance based advisory fees.

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**	Of these Other Accounts, 5 accounts with approximately $133 million in assets had performance based advisory fees.

Conflicts of Interests. Investment Professional Conflict of Interest Disclosure. As an investment adviser and fiduciary, AllianceBernstein owes its clients and shareholders an undivided duty of loyalty. We recognize that conflicts of interest are inherent in our business and accordingly have developed policies and procedures (including oversight monitoring) reasonably designed to detect, manage and mitigate the effects of actual or potential conflicts of interest in the area of employee personal trading, managing multiple accounts for multiple clients, including AllianceBernstein Mutual Funds, and allocating investment opportunities. Investment professionals, including portfolio managers and research analysts, are subject to the above-mentioned policies and oversight monitoring to ensure that all clients are treated equitably. We place the interests of our clients first and expect all of our employees to meet their fiduciary duties.

Employee Personal Trading. AllianceBernstein has adopted a Code of Business Conduct and Ethics that is designed to detect and prevent conflicts of interest when investment professionals and other personnel of AllianceBernstein own, buy or sell securities which may be owned by, or bought or sold for, clients. Personal securities transactions by an employee may raise a potential conflict of interest when an employee owns or trades in a security that is owned or considered for purchase or sale by a client, or recommended for purchase or sale by an employee to a client. Subject to the reporting requirements and other limitations of its Code of Business Conduct and Ethics, AllianceBernstein permits its employees to engage in personal securities transactions, and also allows them to acquire investments in the AllianceBernstein Mutual Funds through direct purchase and/or notionally in connection with deferred incentive compensation awards. AllianceBernstein’s Code of Ethics and Business Conduct requires disclosure of all personal accounts and maintenance of brokerage accounts with designated broker-dealers approved by AllianceBernstein. The Code also requires preclearance of all securities transactions (except transactions in open-end mutual funds) and imposes a 90 day holding period for securities purchased by employees to discourage short-term trading.

Managing Multiple Accounts for Multiple Clients. AllianceBernstein has compliance policies and oversight monitoring in place to address conflicts of interest relating to the management of multiple accounts for multiple clients. Conflicts of interest may arise when an investment professional has responsibilities for the investments of more than one account because the investment professional may be unable to devote equal time and attention to each account. The investment professional or investment professional teams for each client may have responsibilities for managing all or a portion of the investments of multiple accounts with a common investment strategy, including other registered investment companies, unregistered investment vehicles, such as hedge funds, pension plans, separate accounts, collective trusts and charitable foundations. Among other things, AllianceBernstein’s policies and procedures provide for the prompt dissemination to investment professionals of initial or changed investment recommendations by analysts so that investment professionals are better able to develop investment strategies for all accounts they manage. In addition, investment decisions by investment professionals are reviewed for the purpose of maintaining uniformity among similar accounts and ensuring that accounts are treated equitably. No investment professional that manages client accounts carrying performance fees is compensated directly or specifically for the performance of those accounts. Investment professional compensation reflects a broad contribution in multiple dimensions to long-term investment success for our clients and is not tied specifically to the performance of any particular client’s account, nor is it directly tied to the level or change in level of assets under management.

Allocating Investment Opportunities. AllianceBernstein has policies and procedures intended to address conflicts of interest relating to the allocation of investment opportunities. These policies and procedures are designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The investment professionals at AllianceBernstein routinely are required to select and allocate investment opportunities among accounts. Portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar accounts, which minimizes the potential for conflicts of interest relating to the allocation of investment

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opportunities. Nevertheless, investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

AllianceBernstein’s procedures are also designed to prevent potential conflicts of interest that may arise when AllianceBernstein has a particular financial incentive, such as a performance-based management fee, relating to an account. An investment professional may perceive that he or she has an incentive to devote more time to developing and analyzing investment strategies and opportunities or allocating securities preferentially to accounts for which AllianceBernstein could share in investment gains.

To address these conflicts of interest, AllianceBernstein’s policies and procedures require, among other things, the prompt dissemination to investment professionals of any initial or changed investment recommendations by analysts; the aggregation of orders to facilitate best execution for all accounts; price averaging for all aggregated orders; objective allocation for limited investment opportunities (e.g., on a rotational basis) to ensure fair and equitable allocation among accounts; and limitations on short sales of securities. These procedures also require documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account.

American Century Investment Management, Inc. (“American Century”): Investment Sub-Adviser to the Mid Core Value Fund (the “Fund”).

Compensation. American Century portfolio manager compensation is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. As of December 31, 2013, it includes the components described below, each of which is determined with reference to a number of factors such as overall performance, market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.

Base Salary. Portfolio managers receive base pay in the form of a fixed annual salary.

Bonus. A significant portion of portfolio manager compensation takes the form of an annual incentive bonus tied to performance. Bonus payments are determined by a combination of factors. One factor is fund investment performance. For most American Century mutual funds, investment performance is measured by a combination of one- , three- and five-year pre-tax performance relative to various benchmarks and/or internally-customized peer groups. The investment performance of the relevant American Century fund is measured, in part, relative to the performance of the Russell Midcap® Value Index. The performance comparison periods may be adjusted based on a fund’s inception date or a portfolio manager’s tenure on the fund. Custom peer groups are constructed using all the funds in the indicated categories as a starting point. Funds are then eliminated from the peer group based on a standardized methodology designed to result in a final peer group that is both more stable over the long term (i.e., has less peer turnover) and that more closely represents the fund’s true peers based on internal investment mandates.

Portfolio managers may have responsibility for multiple American Century mutual funds. In such cases, the performance of each is assigned a percentage weight appropriate for the portfolio manager’s relative levels of responsibility.

Portfolio managers also may have responsibility for portfolios that are managed in a fashion similar to that of other American Century mutual funds. This is the case for the Fund. If the performance of a similarly managed account is considered for purposes of compensation, it is either measured in the same way as a comparable American Century mutual fund (i.e., relative to the performance of a benchmark and/or peer group) or relative to the performance of such mutual fund. Performance of the Fund is not separately considered in determining portfolio manager compensation.

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A second factor in the bonus calculation relates to the performance of a number of American Century funds managed according to one of the following investment styles: U.S. growth, U.S. value, quantitative, international and fixed income. Performance is measured for each product individually as described above and then combined to create an overall composite for the product group. These composites may measure one-year performance (equal weighted) or a combination of one-, three-, and five- year performance (equal or asset weighted) depending on the portfolio manager’s responsibilities and products managed. This feature is designed to encourage effective teamwork among portfolio management teams in achieving long-term investment success for similarly styled portfolios.

A portion of portfolio managers’ bonuses may be tied to individual performance goals, such as research projects and the development of new products.

Restricted Stock Plans. Portfolio managers are eligible for grants of restricted stock of American Century Companies, Inc. (“ACC”). These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual’s grant is determined by individual and product performance as well as other product-specific considerations. Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period (generally three to four years).

Deferred Compensation Plans. Portfolio managers are eligible for grants of deferred compensation. These grants are used in limited situations, primarily for retention purposes. Grants are fixed and can appreciate/depreciate in value based on the performance of the American Century mutual funds in which the portfolio manager chooses to invest them.

Fund Shares Owned by Portfolio Managers. The portfolio managers did not beneficially own any shares of the Fund as of December 31, 2013.

Other Accounts. In addition to the Fund, the portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. None of the accounts listed below are subject to a performance-based advisory fee. The following table reflects the accounts managed by the portfolio managers as of December 31, 2013.

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Phillip N. Davidson	13	$22,835	5	$1,521	4	$425.2
Michael Liss	13	$22,835	5	$1,521	4	$425.2
Kevin Toney	13	$22,835	5	$1,521	4	$425.2
Brian Woglom	7	$7,348	1	$17.1	2	$82.3

Conflicts of Interest. Certain conflicts of interest may arise in connection with the management of multiple portfolios. Potential conflicts include, for example, conflicts among investment strategies, such as one portfolio buying or selling a security while another portfolio has a differing, potentially opposite position in such security. This may include one portfolio taking a short position in the security of an issuer that is held long in another portfolio (or vice versa). Other potential conflicts may arise with respect to the allocation of investment opportunities, which are discussed in more detail below. American Century has adopted policies and procedures that are designed to minimize the effects of these conflicts.

Responsibility for managing American Century client portfolios is organized according to investment discipline. Investment disciplines include, for example, quantitative equity, U.S. growth mid- and small-cap, U.S. growth large-cap, value, international, global and non-U.S., fixed income and asset allocation. Within each discipline are one or more portfolio teams responsible for managing specific client portfolios. Generally, client portfolios with

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similar strategies are managed by the same team using the same objective, approach, and philosophy. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest. In addition, American Century Investments maintains an ethical wall around each of its equity investment disciplines (U.S. growth large-cap, U.S. growth mid- and small-cap, value, quantitative equity and global and non-U.S.), meaning that access to information regarding any portfolio’s transactional activities is only available to team members of the investment discipline that manages such portfolio. The ethical wall is intended to aid in preventing the misuse of portfolio holdings information and trading activity in the other disciplines.

For each investment strategy, one portfolio is generally designated as the “policy portfolio.” Other portfolios with similar investment objectives, guidelines and restrictions are referred to as “tracking portfolios.” When managing policy and tracking portfolios, a portfolio team typically purchases and sells securities across all portfolios that the team manages. American Century’s trading systems include various order entry programs that assist in the management of multiple portfolios, such as the ability to purchase or sell the same relative amount of one security across several funds. In some cases a tracking portfolio may have additional restrictions or limitations that cause it to be managed separately from the policy portfolio. Portfolio managers make purchase and sale decisions for such portfolios alongside the policy portfolio to the extent the overlap is appropriate, and separately, if the overlap is not. American Century may aggregate orders to purchase or sell the same security for multiple funds when it believes such aggregation is consistent with its duty to seek best execution on behalf of its clients. Orders of certain client portfolios may, by investment restriction or otherwise, be determined not available for aggregation. American Century has adopted policies and procedures to minimize the risk that a client portfolio could be systematically advantaged or disadvantaged in connection with the aggregation of orders. To the extent equity trades are aggregated, shares purchased or sold are generally allocated to the participating portfolios pro rata based on order size. Because initial public offerings (IPOs) are usually available in limited supply and in amounts too small to permit across-the-board pro rata allocations, American Century has adopted special procedures designed to promote a fair and equitable allocation of IPO securities among clients over time. Fixed income securities transactions are not executed through a centralized trading desk. Instead, fund teams are responsible for executing trades with broker/dealers in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade execution and orders entered on the fixed income order management system.

Finally, investment of American Century’s corporate assets in proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts of interest, American Century has adopted policies and procedures intended to provide that trading in proprietary accounts is performed in a manner that does not give improper advantage to American Century to the detriment of client portfolios.

Cohen & Steers Capital Management, Inc. (“Cohen & Steers”): Investment Sub-Adviser to the Real Estate Securities Fund (the “Fund”).

Compensation. Cohen & Steers compensates the Fund’s portfolio managers. Compensation of the Cohen & Steers’ portfolio managers and other investment professionals has three primary components: (1) a base salary, (2) an annual cash bonus and (3) long-term stock-based compensation consisting generally of restricted stock units of the Cohen & Steers’ parent, CNS. Cohen & Steers investment professionals, including the portfolio managers, also receive certain retirement, insurance and other benefits that are broadly available to all of its employees. Compensation of Cohen & Steers investment professionals is reviewed primarily on an annual basis.

Method to Determine Compensation. Cohen & Steers compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the total return performance of funds and accounts managed by the portfolio manager versus appropriate peer groups or benchmarks. The investment performance of the portfolio managers of the Fund is measured, in part, relative to the performance of the FTSE EPRA Equity REIT Index. In evaluating the performance of a portfolio manager, primary emphasis is normally placed on one- and three-year performance, with secondary consideration of performance over longer periods of time. Performance is evaluated on a pre-tax and pre-expense basis. In addition to rankings within peer groups of funds

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on the basis of absolute performance, consideration may also be given to risk-adjusted performance. For funds and accounts with a primary investment objective of current income, consideration will also be given to the fund’s and account’s success in achieving this objective. For portfolio managers responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis. Cohen & Steers manages certain funds or accounts with performance-based advisory fees. Portfolio managers are also evaluated on the basis of their success in managing their dedicated team of analysts. Base compensation for portfolio managers of Cohen & Steers varies in line with a portfolio manager’s seniority and position with the firm.

Salaries, bonuses and stock-based compensation are also influenced by the operating performance of Cohen & Steers and its affiliates. While the annual salaries of Cohen & Steers’ portfolio managers are fixed, cash bonuses and stock based compensation may fluctuate significantly from year to year, based on changes in manager performance and other factors.

Fund Shares Owned by Portfolio Managers. The portfolio managers did not beneficially own any shares of the Fund as of December 31, 2013.

Other Accounts. In addition to the Fund, the portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. The information below is provided as of December 31, 2013.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Name	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Joseph M. Harvey	16	$18,551	34	$14,655	33	$4,170
Jon Cheigh	6	$7,320	27	$3,522	13	$1,814
Thomas Bohjalian*	7	$11,989	7	$11,133	19	$2,075
Jason Yablon	6	$8,426	0	$0	3	$880

*	One “Other Account” with total assets of $105.9 million is subject to a performance-based advisory fee.

Conflicts of Interests. Although the potential for conflicts of interest exist when an investment adviser and portfolio managers manage other accounts that invest in securities in which the Fund may invest or that may pursue a strategy similar to one of the Fund’s strategies, Cohen & Steers has procedures in place that are designed to ensure that all accounts are treated fairly and that the Fund is not disadvantaged. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Fund and the other accounts or vehicles he advises. In addition, due to differences in the investment strategies or restrictions among the Fund and the other accounts, a portfolio manager may take action with respect to another account that differs from the action taken with respect to the Fund. In some cases, another account managed by a portfolio manager may provide more revenue to Cohen & Steers. While this may appear to create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities, Cohen & Steers strives to ensure that portfolio managers endeavor to exercise their discretion in a manner that is equitable to all interested persons. In this regard, in the absence of specific account-related impediments (such as client-imposed restrictions or lack of available cash), it is the policy of Cohen & Steers to allocate investment ideas pro rata to all accounts with the same primary investment objective, except where an allocation would not produce a meaningful position size. In addition, each Fund, as a registered investment company, is subject to different regulations than certain of the other accounts, and, consequently, may not be permitted to engage in all the investment techniques or transactions, or to engage in such techniques or transactions to the same degree, as other accounts.

Certain of the portfolio managers may from time to time manage one or more accounts on behalf of Cohen & Steers and its affiliated companies (the “CNS Accounts”). Certain securities held and traded in the CNS Accounts also may be held and traded in one or more client accounts. It is the policy of Cohen & Steers however not to put the interests of the CNS Accounts ahead of the interests of client accounts. Cohen & Steers may aggregate orders of

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client accounts with those of the CNS Accounts; however, under no circumstances will preferential treatment be given to the CNS Accounts. For all orders involving the CNS Accounts, purchases or sales will be allocated prior to trade placement, and orders that are only partially filled will be allocated across all accounts in proportion to the shares each account, including the CNS Accounts, was designated to receive prior to trading, except as noted below. As a result, it is expected that the CNS Accounts will receive the same average price as other accounts included in the aggregated order. Shares will not be allocated or re-allocated to the CNS Accounts after trade execution or after the average price is known. In the event so few shares of an order are executed that a pro-rata allocation is not practical, a rotational system of allocation may be used; however, the CNS Accounts will never be part of that rotation or receive shares of a partially filled order other than on a pro-rata basis.

Because certain CNS Accounts are managed with a cash management objective, it is possible that a security will be sold out of the CNS Accounts but continue to be held for one or more client accounts. In situations when this occurs, such security will remain in a client account only if the portfolio manager, acting in its reasonable judgment and consistent with its fiduciary duties, believes this is appropriate for, and consistent with the objectives and profile of, the client account.

Certain accounts managed by Cohen & Steers may compensate Cohen & Steers using performance based fees. Orders for these accounts will be aggregated, to the extent possible, with any other account managed by Cohen & Steers, regardless of the method of compensation. In the event such orders are aggregated, allocation of partially-filled orders will be made on a pro-rata basis in accordance with pre-trade indications. An account’s fee structure is not considered when making allocation decisions.

Finally, the structure of a portfolio manager’s compensation may give rise to potential conflicts of interest. A portfolio manager’s base pay and bonus tend to increase with additional and more complex responsibilities that include increased assets under management. As such, there may be an indirect relationship between a portfolio manager’s marketing or sales efforts and his or her bonus.

Cohen & Steers adopted certain compliance procedures that are designed to address the above conflicts as well as other types of conflicts of interests. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

Eaton Vance Management (“Eaton Vance”): Investment Sub-Adviser to the Large Core Value Fund (the “Fund”).

Compensation. Compensation paid by Eaton Vance to its portfolio managers and other investment professionals has three primary components: (1) a base salary, (2) an annual cash bonus, and (3) annual stock-based compensation consisting of options to purchase shares of Eaton Vance Corp.’s nonvoting common stock and restricted shares of Eaton Vance Corp.’s nonvoting common stock. Eaton Vance’s investment professionals also receive certain retirement, insurance and other benefits that are broadly available to all Eaton Vance employees. Compensation of Eaton Vance’s investment professionals is reviewed primarily on an annual basis. Cash bonuses, stock-based compensation awards, and adjustments in base salary are typically paid or put into effect at or shortly after the October 31st fiscal year end of Eaton Vance Corp.

Methods to Determine Compensation. Eaton Vance compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the total return performance of managed funds and accounts versus the benchmark(s) stated in the Prospectus, as well as an appropriate peer group (as described below). In addition to rankings within peer groups of funds on the basis of absolute performance, consideration may also be given to relative risk-adjusted performance. Risk-adjusted performance measures include, but are not limited to, the Sharpe Ratio. Performance is normally based on periods ending on the September 30th preceding fiscal year end. Fund performance is normally evaluated primarily versus peer groups of funds as determined by Lipper Inc. and/or Morningstar, Inc. When a fund’s peer group as determined by Lipper or Morningstar is deemed by Eaton Vance not to provide a fair comparison, performance may instead be evaluated primarily

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against a custom peer group or market index. In evaluating the performance of a fund and its manager, primary emphasis is normally placed on three-year performance, with secondary consideration of performance over longer and shorter periods. Performance is evaluated on a pre-tax basis. For managers responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis, based on averages or weighted averages among managed funds and accounts. Funds and accounts that have performance-based advisory fees are not accorded disproportionate weightings in measuring aggregate portfolio manager performance.

The compensation of portfolio managers with other job responsibilities (such as heading an investment group or providing analytical support to other portfolios) will include consideration of the scope of such responsibilities and the managers’ performance in meeting them.

Eaton Vance seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. Eaton Vance participates in investment-industry compensation surveys, and utilizes survey data as a factor in determining salary, bonus, and stock-based compensation levels for portfolio managers and other investment professionals. Salaries, bonuses, and stock-based compensation are also influenced by the operating performance of Eaton Vance and its parent company. The overall annual cash bonus pool is generally based on a substantially fixed percentage of pre-bonus adjusted operating income. While the salaries of Eaton Vance’s portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate significantly from year to year, based on changes in manager performance and other factors as described herein. For a high performing portfolio manager, cash bonuses and stock-based compensation may represent a substantial portion of total compensation.

Fund Shares Owned by Portfolio Managers. The portfolio managers did not beneficially own any shares of the Fund as of December 31, 2013.

Other Accounts. In addition to the Fund, the portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. The information below is provided as of December 31, 2013.

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts[1]	Total Assets (in millions)
Michael A. Mach	5	$7,578	4	$363	51	$4,294
Matthew R. Beaudry	5	$7,578	4	$363	49	$4,290
John D. Crowley	5	$7,578	4	$363	51	$4,294
Stephen J. Kaszynski	5	$7,578	4	$363	49	$4,290

(1)

For “Other Accounts” that are part of a wrap account program, the number of accounts cited includes the number of sponsors for which the portfolio manager provides management services rather than the number of individual customer accounts within each wrap account program. The amount of assets managed for “Other Accounts” include assets managed on a nondiscretionary or model basis.

Conflicts of Interests. It is possible that conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments on the one hand and the investments of other accounts for which the portfolio manager is responsible on the other. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Fund and other accounts he advises. In addition, due to differences in the investment strategies or restrictions between the Fund and the other accounts, a portfolio manager may take action with respect to another account that differs from the action taken with respect to the Fund. Whenever conflicts of interest arise, the portfolio manager will endeavor to exercise his discretion in a manner that he believes is equitable to all interested persons. Eaton Vance has adopted several policies and procedures designed to address these potential conflicts including a code of ethics and policies which govern Eaton Vance’s trading practices, including among other things the aggregation and allocation of trades among clients, brokerage allocation, cross trades and best execution.

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Goldman Sachs Asset Management, L.P. (“GSAM”): Investment Sub-Adviser to the Small Cap Value Fund (the “Fund”).

Compensation. GSAM compensates the Fund’s portfolio managers.

Compensation for GSAM portfolio managers is comprised of a base salary and discretionary variable compensation. The base salary is fixed from year to year. Year-end discretionary variable compensation is primarily a function of each portfolio manager’s individual performance and his or her contribution to overall team performance; the performance of GSAM and Goldman Sachs; the team’s net revenues for the past year which in part is derived from advisory fees, and for certain accounts, performance-based fees; and anticipated compensation levels among competitor firms. Portfolio managers are rewarded, in part, for their delivery of investment performance, measured on a pre-tax basis, which is reasonably expected to meet or exceed the expectations of clients and fund shareholders in terms of: excess return over an applicable benchmark, peer group ranking, risk management and factors specific to certain funds such as yield or regional focus. Performance is judged over 1-3- and 5-year time horizons.

The benchmarks for this Fund is: the Russell 2000® Value Index.

The discretionary variable compensation for portfolio managers is also significantly influenced by: (1) effective participation in team research discussions and process; and (2) management of risk in alignment with the targeted risk parameter and investment objective of the fund. Other factors may also be considered including: (1) general client/shareholder orientation and (2) teamwork and leadership. Portfolio managers may receive equity-based awards as part of their discretionary variable compensation.

Other Compensation. In addition to base salary and discretionary variable compensation, GSAM has a number of additional benefits in place including (1) a 401k program that enables employees to direct a percentage of their pretax salary and bonus income into a tax-qualified retirement plan; and (2) investment opportunity programs in which certain professionals may participate subject to certain eligibility requirements.

Fund Shares Owned by Portfolio Managers. The portfolio managers did not beneficially own any shares of the Fund as of December 31, 2013. Due to GSAM’s internal policies, GSAM portfolio managers are generally prohibited from purchasing shares of sub-advised funds for which they have primary responsibility.

Other Accounts. In addition to the Fund, the portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. The information below is provided as of December 31, 2013.

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts		Total Assets (in millions)
Sally Pope Davis	4	$6,607	0	$0	12	*	$1,515
Robert Crystal	4	$6,607	0	$0	12	*	$1,515
Sean A. Butkus	4	$6,607	0	$0	12	*	$1,515

*	One “Other Account” with total assets of $255 million is subject to a performance-based advisory fee.

Conflicts of Interests. The involvement of the GSAM, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to one or more funds for which GSAM is a sub-adviser or adviser or limit such funds’ investment activities. Goldman Sachs is a worldwide, full service investment banking, broker dealer, asset management and financial services organization and a major participant in global financial markets that provides a wide range of financial services to a substantial and diversified client base that includes corporations, financial institutions, governments and high-net-worth individuals. As such, it acts as an investor, investment banker, research

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provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and principal. In those and other capacities, Goldman Sachs advises clients in all markets and transactions and purchases, sells, holds and recommends a broad array of investments, including securities, derivatives, loans, commodities, currencies, credit default swaps, indices, baskets and other financial instruments and products for its own account or for the accounts of its customers and has other direct and indirect interests in the global fixed income, currency, commodity, equity and other markets and the securities and issuers in which the certain funds directly and indirectly invest. Thus, it is likely that such funds may have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which Goldman Sachs performs or seeks to perform investment banking or other services. GSAM acts as sub-adviser to certain of the funds. The fees earned by GSAM in this capacity are generally based on asset levels, the fees are not directly contingent on the Portfolio performance, and GSAM would still receive significant compensation from the Portfolio even if shareholders lose money. Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and funds which have investment objectives similar to those of the funds and/or which engage in and compete for transactions in the same types of securities, currencies and instruments as the funds. Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Funds. The results of the Portfolio’s a Fund’s investment activities, therefore, may differ from those of Goldman Sachs, its affiliates, and other accounts managed by Goldman Sachs and it is possible that a Fund could sustain losses during periods in which Goldman Sachs and its affiliates and other accounts achieve significant profits on their trading for proprietary or other accounts. In addition, the Funds may enter into transactions in which Goldman Sachs or its other clients have an adverse interest. For example, a Fund may take a long position in a security at the same time that Goldman Sachs or other accounts managed by the GSAM take a short position in the same security (or vice versa). These and other transactions undertaken by Goldman Sachs, its affiliates or Goldman Sachs advised clients may, individually or in the aggregate, adversely impact the Funds. Transactions by one or more Goldman Sachs advised clients or the GSAM may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. A Fund’s activities may be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. As a global financial services firm, Goldman Sachs also provides a wide range of investment banking and financial services to issuers of securities and investors in securities. Goldman Sachs, its affiliates and others associated with it may create markets or specialize in, have positions in and effect transactions in, securities of issuers held by the Funds, and may also perform or seek to perform investment banking and financial services for those issuers. Goldman Sachs and its affiliates may have business relationships with and purchase or distribute or sell services or products from or to, distributors, consultants and others who recommend the Fund or who engage in transactions with or for the Funds.

The funds may make brokerage and other payments to Goldman Sachs and its affiliates in connection with the Portfolio’s portfolio investment transactions, in accordance with applicable law.

Ivy Investment Management Company (“Ivy”): Investment Sub-Adviser to the Mid Cap Growth Fund (the “Fund”).

Compensation. Ivy believes that integral to the retention of investment professionals are: a) a competitive base salary, that is commensurate with the individual’s level of experience and responsibility; b) an attractive bonus structure linked to investment performance, described below; and c) eligibility for a stock incentive plan in shares of Waddell & Reed Financial, Inc. (“WDR”) that rewards teamwork (awards of equity-based compensation typically vest over time, so as to create an incentive to retain key talent); and d) to the extent a portfolio manager also manages institutional separate accounts, a percentage of the revenues earned, on behalf of such accounts, by Ivy.

Portfolio managers can receive significant annual performance-based bonuses. The better the pre-tax performance of the portfolio relative to an appropriate benchmark, the more bonus compensation the manager

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receives. The primary benchmark is the portfolio manager’s percentile ranking against the performance of managers of the same investment style at other firms. Half of a portfolio manager’s bonus is based upon a three-year period, and half is based upon a one-year period. For truly exceptional results, bonuses can be several multiples of base salary. In cases where portfolio managers have more than one portfolio to manage, all the portfolios of similar investment style are taken into account in determining bonuses. With limited exceptions, 30% of annual performance-based bonuses is deferred for a three-year period. During that time, the deferred portion of bonuses is deemed invested in one or more mutual funds managed by Ivy (or its affiliate), with a minimum of 50% of the deferred bonus required to be deemed invested in a mutual fund managed by the portfolio manager. In addition to the deferred portion of bonuses being deemed invested in mutual funds managed by Ivy (or its affiliate), WDR’s 401(k) plan offers mutual funds managed by Ivy (or its affiliate) as investment options. No compensation payable to portfolio managers is based upon the amount of the mutual fund assets under management.

Fund Shares Owned by Portfolio Managers. The portfolio managers did not beneficially own any shares of the Fund as of December 31, 2013.

Other Accounts. In addition to the Fund, the portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. The information below is provided as of December 31, 2013.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Name	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Kimberly A. Scott	5	$7,703	0	$0	1	$128

Conflicts of Interests. Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or account, such as the following:

•

The management of multiple funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each fund and/or other account. Ivy seeks to manage such competing interests for the time and attention of portfolio managers by having a portfolio manager focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the funds.

•

The portfolio manager might execute transactions for another fund or account that may adversely impact the value of securities held by the Fund. Securities selected for funds or accounts other than the Fund might outperform the securities selected for the Fund. Ivy seeks to manage this potential conflict by requiring all portfolio transactions to be allocated pursuant to Ivy’s Allocation Procedures.

Ivy and the Ivy Funds have adopted certain compliance procedures, including the Code of Ethics, which are designed to address certain types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Janus Capital Management LLC (“Janus”): Investment Sub-Adviser to the Small Cap Growth Fund (the “Fund”).

Compensation. Janus compensates the Fund’s portfolio manager. The following describes the structure and method of calculating the portfolio manager’s compensation as of December 31, 2013. The portfolio manager is compensated for managing the Fund specifically, and any other funds, portfolios or accounts for which he has exclusive or shared responsibilities (collectively, the “Managed Funds”) through two components: fixed compensation and variable compensation.

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Fixed Compensation: Fixed compensation is paid in cash and is comprised of an annual base salary. The base salary is based on factors such as individual and managed funds’ performance, the complexity of managing funds, scope of responsibility (including assets under management), skills, knowledge, experience, ability, and market competitiveness.

Variable Compensation: Variable compensation is paid in the form of cash and long-term incentive awards (consisting of a mixture of Janus Capital Management Inc. (“JCGI”) restricted stock and a cash-deferred award that is credited with income, gains, and losses based on the performance of Janus mutual fund investments selected by the portfolio manager).

A portfolio manager’s variable compensation is discretionary and is determined by Janus management. The overall investment team variable compensation pool is funded by an amount equal to a percentage of Janus’ operating income before the payment of incentive compensation. In determining individual awards, both quantitative and qualitative factors are considered. Such factors include, among other things, consistent short-term and long-term fund performance (i.e., one-, three-, and five-year performance), client support and investment team support through sharing of idea, leadership, development, mentoring and teamwork.

Newly hired portfolio managers may have guaranteed minimum compensation levels for limited periods. Portfolio managers who take on new responsibilities or who are transitioning or have transitioned their responsibilities may also have guaranteed minimum compensation levels for limited periods.

Portfolio managers may elect to defer payment of a designated percentage of their fixed compensation and/or up to all of their variable compensation in accordance with JCGI’s Executive Income Deferral Program.

Fund Shares Owned by Portfolio Manager. The portfolio manager did not beneficially own any shares of the Fund as of December 31, 2013.

Other Accounts. In addition to the Fund, the portfolio manager is responsible for the day-to-day management of certain other accounts, as listed below. The information below is provided as of March 31, 2014.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Name	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Jonathan D. Coleman	11	$9,518	0	$0	3	$294

Conflicts of Interest. The portfolio manager may manage other accounts with investment strategies similar to the Fund. Those other accounts may include other Janus funds, private-label mutual funds for which Janus serves as sub-adviser, and separately managed accounts or pooled investment vehicles, such as hedge funds, which may have materially higher fees than a fund or may have performance-based management fees. Fees earned by Janus may vary among these accounts, the portfolio manager may personally invest in some but not all of these accounts, and certain of these accounts may have a greater impact on their compensation than others. In addition, certain portfolio managers may also have roles as research analysts for one or more Janus funds and receive compensation with respect to the analyst role. These factors could create conflicts of interest because a portfolio manager may have incentives to favor certain accounts over others, resulting in the potential for other accounts outperforming a Fund. A conflict may also exist if a portfolio manager identifies a limited investment opportunity that may be appropriate for more than one account, but a Fund is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, a portfolio manager may execute transactions for another account that may adversely impact the value of securities held by a Fund. However, Janus believes that these conflicts may be mitigated to a certain extent by the fact that accounts with like investment strategies managed by a particular portfolio manager are generally managed in a similar fashion, subject to a variety of exceptions, for example, to account for particular investment restrictions or

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policies applicable only to certain accounts, certain fund holdings that may be transferred in-kind when an account is opened, differences in cash flows and account sizes, and similar factors. In addition, Janus has adopted trade allocation procedures that govern allocation of securities among various Janus accounts.

Loomis, Sayles & Company, L.P. (“Loomis Sayles”): Investment Sub-Adviser to the Large Cap Value Fund (the “Fund”).

Compensation. Loomis Sayles believes that portfolio manager compensation should be driven primarily by the delivery of consistent and superior long-term performance for its clients. Portfolio manager compensation is made up primarily of three main components: base salary, variable compensation and a long-term incentive program. Although portfolio manager compensation is not directly tied to assets under management, a portfolio manager’s base salary and/or variable compensation potential may reflect the amount of assets for which the manager is responsible relative to other portfolio managers. Loomis Sayles also offers a profit sharing plan. Base salary is a fixed amount based on a combination of factors, including industry experience, firm experience, job performance and market considerations. Variable compensation is an incentive-based component and generally represents a significant multiple of base salary. Variable compensation is based on four factors: investment performance, profit growth of the firm, profit growth of the manager’s business unit and team commitment. Investment performance is the primary component of total variable compensation and generally represents at least 70% for equity managers. The other three factors are used to determine the remainder of variable compensation, subject to the discretion of the Chief Investment Officer (“CIO”) and senior management. The CIO and senior management evaluate these other factors annually.

While mutual fund performance and asset size do not directly contribute to the compensation calculation, investment performance for equity managers is measured by comparing the performance of Loomis Sayles’ institutional composites to the performance of the applicable Morningstar peer group and/or the Lipper universe. Generally speaking the performance of the respective product’s Loomis Sayles fund is compared against the applicable Morningstar peer group and/or the Lipper universe. If the majority of the assets in the product are contained in the mutual fund that comparison will drive compensation. To the extent the majority of assets managed in the fund strategy are for institutional separate accounts, the Evestment Alliance institutional peer group will also be used as an additional comparison. In situations where substantially all of the assets for a strategy are institutional, the institutional peer group will be used as the primary method of comparison. A manager’s performance relative to the peer group for the 1, 3 and 5 year periods (or since the start of the manager’s tenure, if shorter) is used to calculate the amount of variable compensation payable due to performance. Longer-term performance (3 and 5 years, or since the start of the manager’s tenure, if shorter) combined is weighted more than shorter-term performance (1 year). In addition, effective in 2013, the performance measurement for equity compensation will incorporate a consistency metric using longer term (3, 5, etc.) rolling excess return compared to a peer group over a sustained measurement period (5, 7, etc. years). The exact method may be adjusted to a product’s particular style. If a manager is responsible for more than one product, the rankings of each product are weighted based on either relative revenue or asset size of accounts represented in each product. An external benchmark is used as a secondary comparison. The external benchmark used for the investment style utilized for the Fund is the Russell 1000® Value Index.

Loomis Sayles also uses either an institutional peer group as a point of comparison for equity manager performance, a Morningstar universe and/or the Lipper universe. In cases where an institutional peer group is used, Loomis Sayles believes it represents the most competitive product universe while closely matching the investment style offered by Loomis Sayles.

Mutual funds are not included in Loomis Sayles’ institutional composites, so unlike other managed accounts, fund performance and asset size do not directly contribute to this calculation. However, each fund managed by Loomis Sayles employs strategies endorsed by Loomis Sayles and fits into the product category for the relevant investment style. Loomis Sayles may adjust compensation if there is significant dispersion among the returns of the composite and accounts not included in the composite.

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Loomis Sayles has developed and implemented two distinct long-term incentive plans to attract and retain investment talent. These plans supplement existing compensation. The first plan has several important components distinguishing it from traditional equity ownership plans:

•	the plan grants units that entitle participants to an annual payment based on a percentage of company earnings above an established threshold;

•	upon retirement, a participant will receive a multi-year payout for his or her vested units; and

•	participation is contingent upon signing an award agreement, which includes a non-compete covenant.

The second plan is similarly constructed although the participants’ annual participation in company earnings is deferred for two years from the time of award and is only payable if the portfolio manager remains at Loomis Sayles. In this plan, there is no post-retirement payments or non-compete covenants.

Senior management expects that the variable compensation portion of overall compensation will continue to remain the largest source of income for those investment professionals included in the plan. The plan is initially offered to portfolio managers and over time the scope of eligibility is likely to widen. Management has full discretion over what units are issued and to whom.

Portfolio managers also participate in the Loomis Sayles profit sharing plan, in which Loomis Sayles makes a contribution to the retirement plan of each employee based on a percentage of base salary (up to a maximum amount). The portfolio managers also participate in the Loomis Sayles defined benefit pension plan, which applies to all Loomis Sayles employees who joined the firm prior to May 3, 2003. The defined benefit is based on years of service and base compensation (up to a maximum amount).

Fund Shares Owned by Portfolio Manager. The portfolio manager does not beneficially own any shares of the Fund as of December 31, 2013.

Other Accounts. In addition to the Fund, the portfolio manager is responsible for the day-to-day management of certain other accounts, as listed below. The accounts listed below are not subject to performance-based advisory fees. The information below is provided as of December 31, 2013.

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Arthur Barry	5	$2,832	1	$186	115	$3,109
Warren Koontz	6	$3,199	1	$186	100	$3,109

Conflicts of Interests. Conflicts of interest may arise in the allocation of investment opportunities and the allocation of aggregated orders among the Funds and other accounts managed by the portfolio managers. A portfolio manager potentially could give favorable treatment to some accounts for a variety of reasons, including favoring larger accounts, accounts that pay higher fees, accounts that pay performance-based fees, accounts of affiliated companies and accounts in which the portfolio manager has an interest. Such favorable treatment could lead to more favorable investment opportunities or allocations for some accounts. Loomis Sayles makes investment decisions for all accounts (including institutional accounts, mutual funds, hedge funds and affiliated accounts) based on each account’s availability of other comparable investment opportunities and Loomis Sayles’ desire to treat all accounts fairly and equitably over time. Loomis Sayles maintains trade allocation and aggregation policies and procedures to address these potential conflicts. Conflicts of interest also may arise to the extent a portfolio manager short sells a stock in one client account but holds that stock long in other accounts, including the Funds, or sells a stock for some accounts while buying the stock for others, and through the use of “soft dollar arrangements,” which are discussed in Loomis Sayles’ Brokerage Allocation Policies and Procedures.

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Massachusetts Financial Services Company (“MFS”): Investment Sub-Adviser to the Large Cap Growth Fund (the “Fund”).

Compensation. Portfolio manager compensation is reviewed annually. As of December 31, 2013, portfolio manager total cash compensation is a combination of base salary and performance bonus:

Base Salary — Base salary represents a smaller percentage of portfolio manager total cash compensation than performance bonus.

Performance Bonus — Generally, the performance bonus represents more than a majority of portfolio manager total cash compensation.

The performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter.

The quantitative portion is based on the pre-tax performance of assets managed by the portfolio manager over one-, three-, and five-year periods relative to peer group universes and/or indices (“benchmarks”). As of December 31, 2013, the following benchmark was used to measure the portfolio manager’s performance for the Fund: Russell 1000® Growth Index.

Additional or different benchmarks, including versions of indices, custom indices, and linked indices that combine performance of different indices for different portions of the time period, may also be used. Primary weight is given to portfolio performance over a three-year time period with lesser consideration given to portfolio performance over one- and five-year periods (adjusted as appropriate if the portfolio manager has served for less than five years).

The qualitative portion is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts, and traders) and management’s assessment of overall portfolio manager contributions to investor relations and the investment process (distinct from fund and other account performance). This performance bonus may be in the form of cash and/or a deferred cash award, at the discretion of management. A deferred cash award is issued for a cash value and becomes payable over a three-year vesting period if the portfolio manager remains in the continuous employ of MFS or its affiliates. During the vesting period, the value of the unfunded deferred cash award will fluctuate as though the portfolio manager had invested the cash value of the award in an MFS Fund(s) selected by the portfolio manager. A selected fund may be, but is not required to be, a fund that is managed by the portfolio manager.

Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests and/or options to acquire equity interests in MFS or its parent company are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process, and other factors.

Finally, portfolio managers also participate in benefit plans (including a defined contribution plan and health and other insurance plans) and programs available generally to other employees of MFS. The percentage such benefits represent of any portfolio manager’s compensation depends upon the length of the individual’s tenure at MFS and salary level, as well as other factors.

Fund Shares Owned by Portfolio Managers. The portfolio manager did not beneficially own any shares of the Fund as of December 31, 2013.

Other Accounts. In addition to the Fund, the portfolio manager is responsible for the day-to-day management of certain other accounts, as listed below. None of the accounts listed below are subject to a performance-based

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advisory fee. The following table reflects the accounts managed by the portfolio manager as of December 31, 2013.

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Jeffrey C. Constantino	8	$7,683	4	$1,088	16	$4,263

Conflicts of Interests. MFS seeks to identify potential conflicts of interest resulting from a portfolio manager’s management of both the Fund and other accounts, and has adopted policies and procedures designed to address such potential conflicts.

The management of multiple funds and accounts (including proprietary accounts) gives rise to potential conflicts of interest if the funds and accounts have different objectives and strategies, benchmarks, time horizons and fees as a portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. In certain instances there are securities which are suitable for the Fund’s portfolio as well as for accounts of MFS or its subsidiaries with similar investment objectives. MFS’ trade allocation policies may give rise to conflicts of interest if the Fund’s orders do not get fully executed or are delayed in getting executed due to being aggregated with those of other accounts of MFS or its subsidiaries. A portfolio manager may execute transactions for another fund or account that may adversely affect the value of the Fund’s investments. Investments selected for funds or accounts other than the Fund may outperform investments selected for the Fund.

When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by MFS to be fair and equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. In most cases, however, MFS believes that the Fund’s ability to participate in volume transactions will produce better executions for the Fund.

MFS and/or a portfolio manager may have a financial incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the Fund, for instance, those that pay a higher advisory fee and/or have a performance adjustment and/or include an investment by the portfolio manager.

Morgan Stanley Investment Management Inc. (“MSIM”): Investment Sub-Adviser to the Emerging Markets Equity Fund (the “Fund”).

Compensation. Morgan Stanley’s compensation structure is based on a total reward system of base salary and Incentive Compensation which is paid partially as a cash bonus and partially as mandatory deferred compensation. Deferred compensation may be granted as deferred cash under the MSIM’s Investment Management Alignment Plan (“IMAP”), as an equity-based awards or it may be granted under other plans as determined annually by Morgan Stanley’s Compensation, Management Development and Succession Committee subject to vesting and other conditions.

Base salary compensation. Generally, portfolio managers receive base salary compensation based on the level of their position with MSIM.

Incentive compensation. In addition to base compensation, portfolio managers may receive discretionary year-end compensation. Incentive compensation may include:

•	Cash Bonus.

•	Deferred Compensation:

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A mandatory program that defers a portion of incentive compensation into restricted stock units or other awards based on Morgan Stanley common stock or other plans that are subject to vesting and other condition.

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IMAP is a mandatory program that defers a portion of incentive compensation and notionally invests it in designated funds advised by MSIM or its affiliates. The award is subject to vesting and other conditions. Portfolio managers must notionally invest a minimum of 25% to a maximum of 100% of their IMAO deferral account into a combination of the designated funds they manage that are included in the IMAP fund menu, which may or may not include one of the Portfolios.

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All deferred compensation awards are subject to clawback provisions where awards can be cancelled, in whole or in part, if an employee takes any action, or omits to take any action which; causes a restatement of Morgan Stanley’s consolidated financial results; constitutes a violation by the portfolio manager of Morgan Stanley’s Global Risk Management Principles, Policies and Standards; or constitutes violation of internal risk and control policies involving a subsequent loss.

Several factors determine discretionary compensation, which can vary by portfolio management team and circumstances. These factors include:

•	Revenues generated by the investment companies, pooled investment vehicles and other accounts managed by the portfolio manager.

•	The investment performance of the funds/accounts managed by the portfolio manager.

•	Contribution to the business objectives of MSIM.

•	The dollar amount of assets managed by the portfolio manager.

•	Market compensation survey research by independent third parties.

•	Other qualitative factors, such as contributions to client objectives.

•	Performance of Morgan Stanley and Morgan Stanley Investment Management, and the overall performance of the investment team(s) of which the portfolio manager is a member.

Fund Shares Owned by Portfolio Manager. The portfolio managers did not beneficially own any shares of the Fund, as of December 31, 2013.

Other Accounts. In addition to the Fund, the portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. The information below is provided as of December 31, 2013.

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts		Total Assets (in millions)
Ruchir Sharma	8	$2,725	6	$4,113	15	*	$5,990
Paul Psaila	9	$2,488	5	$2,840	15	*	$5,990
Eric Carlson	8	$2,485	5	$2,840	15	*	$5,990
Gaite Ali	4	$1,829	6	$4,564	17	**	$7,703
Munib Madni	6	$2,315	5	$2,709	19	***	$12,716
Samuel Rhee	10	$3,467	5	$2,709	20	*	$14,015
Ana Cristina Piedrahita	7	$2,430	6	$3,234	17	**	$7,703

*	Of these Other Accounts, 3 accounts with approximately $2,133 million in assets had performance based advisory fees.
**	Of these Other Accounts, 4 accounts with approximately $3,807 million in assets had performance based advisory fees.
***	Of these Other Accounts, 2 accounts with approximately $835.1 million in assets had performance based advisory fees.

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Conflicts of Interests. Because the portfolio managers manage assets for other investment companies, pooled investment vehicles and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), there may be an incentive to favor one client over another resulting in conflicts of interest. For instance, Morgan Stanley may receive fees from certain accounts that are higher than the fee it receives from the Fund, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio managers may have an incentive to favor the higher and/or performance-based fee accounts over the Fund. In addition, a conflict of interest could exist to the extent Morgan Stanley has proprietary investments in certain accounts, where portfolio managers have personal investments in certain accounts or when certain accounts are investment options in Morgan Stanley’s employee benefits and/or deferred compensation plans. The portfolio manager may have an incentive to favor these accounts over others. If Morgan Stanley manages accounts that engage in short sales of securities of the type in which the Fund invests, Morgan Stanley could be seen as harming the performance of the Fund for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall. Morgan Stanley has adopted trade allocation and other policies and procedures that it believes are reasonably designed to address these and other conflicts of interest.

Neuberger Berman Management LLC (“Neuberger Berman”): Investment Sub-Adviser to the Mid Cap Value Fund (the “Fund”).

Compensation. Neuberger Berman’s compensation philosophy is one that focuses on rewarding performance and incentivizing its employees. Neuberger Berman considers a variety of factors in determining fixed and variable compensation for employees, including firm performance, individual performance, overall contribution to the team, collaboration with colleagues across the firm, effective partnering with clients to achieve goals, risk management and the overall investment performance as well as competitive benchmarking. It is Neuberger Berman’s foremost goal to create a compensation process that is fair, transparent, and competitive with the market.

Neuberger Berman investment professionals on portfolio management teams receive a fixed (salary) and variable (bonus) compensation. The bonus portion of a Portfolio Manager’s compensation is typically paid out at year end through a team bonus pool that may include both formulaic and discretionary elements. The formulaic portion of a bonus pool is a revenue-based model that generates a range for funding the Portfolio Management team compensation. The determination of any discretionary funding of a pool outside of the range and the allocation of discretionary bonuses to individual participants are based on a variety of criteria, including aggregate investment performance, utilization of central resources, business building to further the longer term sustainable success of the investment team, effective team/people management, and overall contribution to the success of Neuberger Berman.

Incentive Structure. As a firm, Neuberger Berman believes that providing its employees with appropriate incentives, a positive work environment and an inclusive and collaborative culture is critical to its success in retaining employees.

The terms of its long-term retention incentives are as follows:

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Employee-Owned Equity. An integral part of the management buyout of Neuberger Berman was the implementation of an equity ownership structure which embodies the importance of incentivizing and retaining key investment professionals. Investment professionals have received a majority of the common equity owned by all employees, and the same proportion of the preferred interests owned by employees. Employee equity and preferred stock will be subject to vesting (generally 25% vests each year at the 2nd, 3rd, 4th and 5th anniversaries of the grant). In addition, currently certain employees may elect to have a portion of the compensation delivered in the form of profits units, which are vested upon issuance. In implementing this program, Neuberger Berman established additional ways to expand employee-owned equity.

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Contingent Compensation. Neuberger Berman established the Neuberger Berman Group Contingent Compensation Plan (the “CCP”) to serve as a means to further align the interests of our employees with the success of the firm and the interests of our clients, and to reward continued employment. Under the CCP, a percentage of a participant’s total compensation is contingent and tied to the performance of a portfolio of Neuberger Berman’s investment strategies as specified by the firm on an employee-by-employee basis. By having a participant’s contingent compensation be tied to Neuberger Berman investment strategies, each employee is given further incentive to operate as a prudent risk manager and to collaborate with colleagues to maximize performance across all business areas. In the case of Portfolio Managers, the CCP is currently structured so that such employees have exposure to the investment strategies of their respective teams as well as the broader Neuberger Berman portfolio. In addition, CCP Participants who are also current equity holders may make an election to direct a portion of future Contingent Amounts into a program involving cash, equity or other property subject to vesting provisions and other provisions generally consistent with those of the traditional CCP. Subject to satisfaction of certain conditions of the CCP (including conditions relating to continued employment), contingent will vest after three years. Neuberger Berman determines annually which employees participate in the program based on total compensation for the applicable year.

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Restrictive Covenants. Select senior professionals who have received equity grants have agreed to restrictive covenants which may include non-compete and non-solicit restrictions depending on participation.

Fund Shares Owned by Portfolio Manager. The portfolio manager did not beneficially own any shares of the Fund as of December 31, 2013.

Other Accounts. In addition to the Fund, the portfolio manager is responsible for the day-to-day management of certain other accounts, as listed below. None of the accounts listed below are subject to a performance-based advisory fee. The information below is provided as of December 31, 2013.

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts*
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets	Number of Accounts	Total Assets (in millions)
Michael Greene	2	$224	0	$0	2	$383

*	Other Accounts include separate accounts, sub-advised accounts and managed accounts (WRAP).

Conflict of Interest. While the portfolio manager’s management of other accounts may give rise to the conflicts of interest discussed below, Neuberger Berman believes that it has designed policies and procedures to appropriately address those conflicts. From time to time, potential conflicts of interest may arise between a portfolio manager’s management of the investments of the Fund and the management of other accounts, which might have similar investment objectives or strategies as the Fund or track the same index the Fund tracks. Other accounts managed by the portfolio manager may hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Fund. The other accounts might also have different investment objectives or strategies than the Fund.

As a result of the portfolio manager’s day-to-day management of the Fund, the portfolio manager knows the size, timing and possible market impact of the Fund’s trades. While it is theoretically possible that the portfolio manager could use this information to the advantage of other accounts they manage and to the possible detriment of the Fund, Neuberger Berman has policies and procedures to address such a conflict.

From time to time, a particular investment opportunity may be suitable for both the Fund and other types of accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Fund and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held

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by the Fund and another account. Neuberger Berman has adopted policies and procedures reasonably designed to fairly allocate investment opportunities. Typically, when the Fund and one or more of the other mutual funds or other accounts managed by Neuberger Berman are contemporaneously engaged in purchasing or selling the same securities from or to third parties, transactions are averaged as to price and allocated, in terms of amount, in accordance with a formula considered to be equitable to the funds and accounts involved. Although in some cases this arrangement may have a detrimental effect on the price or volume of the securities as to the Fund, in other cases it is believed that the Fund’s ability to participate in volume transactions may produce better executions for it.

SSgA Funds Management, Inc. (“SSgA FM”): Investment Sub-Adviser to the Small Cap Index, Developed International Index and Index 500 Funds (collectively, the “Funds”).

Compensation. The compensation of SSgA FM’s Investment professionals is based on a number of factors, including benchmarking data and market trends, State Street Corporation (“State Street”) performance, State Street Global Advisors (“SSgA”) performance, and individual performance. Each year State Street’s Global Human Resources department participates in compensation surveys in order to provide SSgA with critical, market-based compensation information that helps support individual pay decisions. Additionally, subject to State Street and SSgA business results, State Street allocates an incentive pool to SSgA to reward its employees. Because the size of the incentive pool is based on the firm’s overall profitability, each staff member is motivated to contribute both as an individual and as a team member. The incentive pool is allocated to the various functions within SSgA. The discretionary determination of the allocation amounts to business units is influenced by market-based compensation data, as well as the overall performance of the group. Individual compensation decisions are made by the employee’s manager, in conjunction with the senior management of the employee’s business unit. These decisions are based on the performance of the employee and, as mentioned above, on the performance of the firm and business unit.

Fund Shares Owned by Portfolio Managers. The portfolio managers did not beneficially own any shares of the Funds as of December 31, 2013.

Other Accounts. In addition to the Funds, the portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. None of the accounts listed below are subject to a performance-based advisory fee. The following table reflects the accounts managed by the Global Equity Beta Solutions Team as of December 31, 2013.

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)
Lynn Blake, CFA*	111	$163.58	261	$408.54	501	$476.58
John Tucker, CFA*	111	$163.58	261	$408.54	501	$476.58

*	Please note that the assets are managed on a team basis. This table refers to accounts of the Global Equity Beta Solutions Team of SSgA. SSgA FM and other advisory affiliates of State Street make up SSgA, the investment management arm of State Street.

Conflicts of Interests. A portfolio manager may be subject to potential conflicts of interest because he or she is responsible for other accounts in addition to the Funds. Potential conflicts may arise out of (a) the portfolio manager’s execution of different investment strategies for various accounts or (b) the allocation of investment opportunities among the portfolio manager’s accounts with the same strategy.

A potential conflict of interest may arise as a result of the portfolio manager’s responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the portfolio manager’s accounts, but the quantity of the investment available for purchase

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is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment. The portfolio manager may also manage accounts whose objectives and policies differ from that of the Funds. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the portfolio manager may have adverse consequences for another account managed by the portfolio manager. For example, an account may sell a significant position in a security, which could cause the market price of that security to decrease, while the Funds maintained their positions in that security.

A potential conflict may arise when the portfolio manager is responsible for accounts that have different advisory fees—the difference in fees could create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to investment opportunities. Another potential conflict may arise when the portfolio manager has an investment in one or more accounts that participates in transactions with other accounts. His or her investment(s) may create an incentive for the portfolio manager to favor one account over another. SSgA FM has adopted policies and procedures reasonably designed to address these potential material conflicts. For instance, portfolio managers within SSgA FM are normally responsible for all accounts within a certain investment discipline, and do not, absent special circumstances, differentiate among the various accounts when allocating resources. Additionally, SSgA FM has processes and procedures for allocating investment opportunities among portfolios that are designed to provide a fair and equitable allocation. The potential conflicts described are applicable to SSgA FM as our portfolio managers manage several accounts with similar guidelines and differing fee schedules.

T. Rowe Price Associates (“T. Rowe Price”): Investment Sub-Adviser to the Flexibly Managed, High Yield Bond and Large Growth Stock Funds (collectively, the “Funds”).

Compensation. T. Rowe Price compensates each Fund’s portfolio manager. Portfolio manager compensation consists primarily of a base salary, a cash bonus, and an equity incentive that usually comes in the form of a stock option grant or restricted stock grant. Compensation is variable and is determined based on the following factors.

Investment performance over 1-, 3-, 5-, and 10-year periods is the most important input. The weightings for these time periods are generally balanced and are applied consistently across similar strategies. T. Rowe Price (and Price Hong Kong, Price Singapore, and T. Rowe Price International, as appropriate), evaluate performance in absolute, relative, and risk-adjusted terms. Relative performance and risk-adjusted performance are determined with reference to the broad-based index (e.g., S&P 500) and the Lipper index (e.g., Large-Cap Growth) set forth in the total returns table in the Prospectus, although other benchmarks may be used as well. Investment results are also measured against comparably managed funds of competitive investment management firms. The selection of comparable funds is approved by the applicable investment steering committee (as described under the “Disclosure of Fund Portfolio Information” section) and are the same as those presented to the directors of the Price Funds in their regular review of fund performance. Performance is primarily measured on a pretax basis though tax efficiency is considered and is especially important for the Tax-Efficient Equity Fund.

Compensation is viewed with a long-term time horizon. The more consistent a manager’s performance over time, the higher the compensation opportunity. The increase or decrease in a fund’s assets due to the purchase or sale of fund shares is not considered a material factor. In reviewing relative performance for fixed income funds, a fund’s expense ratio is usually taken into account. Contribution to T. Rowe Price’s overall investment process is an important consideration as well. Leveraging ideas and investment insights across the global investment platform; working effectively with and mentoring other; and other contributions to our clients, the firm or our culture are important components of T. Rowe Price’s long-term success and are highly valued.

All employees of T. Rowe Price, including portfolio managers, participate in a 401(k) plan sponsored by T. Rowe Price Group. In addition, all employees are eligible to purchase T. Rowe Price common stock through an employee stock purchase plan that features a limited corporate matching contribution. Eligibility for and

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participation in these plans is on the same basis as for all employees. Finally, all vice presidents of T. Rowe Price Group, including all portfolio managers, receive supplemental medical/hospital reimbursement benefits.

The compensation structure is used for all portfolios managed by the portfolio manager.

Fund Shares Owned by Portfolio Managers. The portfolio managers did not beneficially own any shares of the Funds as of December 31, 2013.

Other Accounts. In addition to the Funds, the portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. None of the accounts listed below are subject to a performance-based advisory fee. The information below is provided as of December 31, 2013.

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Joseph B. Fath	12	$53,356	1	$2,816	8	$1,732
David Giroux	7	$30,135	1	$701	0	$0
Mark Vaselkiv	4	$10,283	3	$1,098	8	$2,150

Conflicts of Interest. T. Rowe Price is not aware of any material conflicts of interest that may arise in connection with a portfolio manager’s management of a Fund’s investments and the investments of the other accounts listed above. Portfolio managers at T. Rowe Price and its affiliates typically manage multiple accounts. These accounts may include, among others, mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations), offshore funds and commingled trust funds. Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio. T. Rowe Price and its affiliates have adopted brokerage and trade allocation policies and procedures which they believe are reasonably designed to address any potential conflicts associated with managing multiple accounts for multiple clients. Also, as disclosed in the “Compensation” section above, our portfolio managers’ compensation is determined in the same manner with respect to all portfolios managed by the portfolio manager.

T. Rowe Price funds may, from time to time, own shares of Morningstar, Inc. Morningstar is a provider of investment research to individual and institutional investors, and publishes ratings on mutual funds, including the Price Funds. T. Rowe Price manages the Morningstar retirement plan and T. Rowe Price and its affiliates pay Morningstar for a variety of products and services. In addition, Morningstar may provide investment consulting and investment management services to clients of T. Rowe Price or its affiliates.

Vontobel Asset Management, Inc. (“Vontobel”): Investment Sub-Adviser to the International Equity Fund (the “Fund”).

Compensation. The portfolio manager for the Fund is compensated by Vontobel, the Fund’s sub-adviser. The portfolio manager’s compensation consists of two components. The first component is a base salary which is fixed. The second component of compensation is a percentage of the net revenues received by Vontobel which are generated by the products that the portfolio manager manages. Incentive compensation is paid quarterly in arrears. A portion of such incentive compensation is subject to 3 year deferrals. All amounts deferred must be invested in publically traded mutual funds or non-registered commingled funds managed by the firm.

The portfolio manager does not receive any compensation directly from the Fund or the ICMI.

Fund Shares Owned by Portfolio Manager. The portfolio manager did not beneficially own any shares of the Fund, as of December 31, 2013.

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Other Accounts. In addition to the Fund, the portfolio manager is responsible for the day-to-day management of certain other accounts, as listed below. The information below is provided as of December 31, 2013.

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts*
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Rajiv Jain	11	$11,017	23	$18,201	40	$14,012

*	Of these Other Accounts, 2 accounts with approximately $285 million in assets had performance based advisory fees.

Conflicts of Interests. The portfolio manager is responsible for the day-to-day management of all international equity products which Vontobel Asset Management, Inc. offers. The portfolio manager has a team of analysts that conduct screening of companies that must meet Vontobel’s strict investment criteria. This screening process yields an investment universe of approximately 250 companies. Each portfolio is built using the aforementioned investment universe of companies. Vontobel sees no conflicts of interest in managing the above mentioned portfolios within the guidelines set forth by the Fund.

Wells Capital Management Incorporated (“WellsCap”): Investment Sub-Adviser to the Large Core Growth and SMID Cap Growth Funds (collectively, the “Funds”).

Compensation. WellsCap compensates each Fund’s portfolio managers.

The compensation structure for WellsCap’s portfolio managers includes a competitive fixed base salary plus variable incentives (WellsCap utilizes investment management compensation surveys as confirmation). Incentive bonuses are typically tied to relative investment performance of all accounts under his management within acceptable risk parameters. Relative investment performance is generally evaluated for 1, 3, and 5 year performance results, with a predominant weighting on the 3- and 5- year time periods, versus the relevant benchmarks and/or peer groups consistent with the investment style. This evaluation takes into account relative performance of the accounts to each account’s individual benchmark and/or the relative composite performance of all accounts to one or more relevant benchmarks consistent with the overall investment style. In the case of each Fund, the benchmark(s) against which the performance of the Large Core Growth Fund and the SMID Cap Growth Fund’s portfolio managers may be compared for these purposes are the Russell 1000 Growth Index and the Russell 2500™ Growth Index, respectively.

Fund Shares Owned by Portfolio Managers. The portfolio managers did not beneficially own any shares of the Funds as of December 31, 2013.

Other Accounts. In addition to the Funds, the portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. The information below is provided as of December 31, 2013.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Name	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts		Total Assets (in millions)
Thomas J. Pence	16	$9,395	4	$308	120	*	$6,431	*
Michael T. Smith	16	$9,239	4	$308	120	*	$6,431	*
Christopher Warner	7	$4,895	0	$0	55		$1,770

*	One account with AUM of $81 million is a performance based fee account.

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Conflicts of Interests. A WellsCap’s portfolio manager often provides investment management for separate accounts advised in the same or similar investment style as that provided to mutual funds. While management of multiple accounts could potentially lead to conflicts of interest over various issues such as trade allocation, fee disparities and research acquisition, WellsCap has implemented policies and procedures for the express purpose of ensuring that clients are treated fairly and that potential conflicts of interest are minimized.

Administrative and Corporate Services

Penn Mutual provides administrative and corporate services to Penn Series and receives a fee from Penn Series for those services equal to the annual rate of 0.15% of each Fund’s average daily net assets. The administrative and corporate services include: (a) maintenance of records pertaining to Penn Series’ affairs, except those that are required to be maintained by the Investment Adviser or Sub-Adviser, accounting services agent, custodian, or transfer agent; (b) preparation of certain filings, reports and proxy statements required by the federal securities laws; (c) preparation of Penn Series’ federal and state tax returns and any other filings required for tax purposes other than those required to be made by Penn Series’ custodian, transfer agent, accounting services agent, or investment adviser; (d) such services as Penn Series’ Board of Directors may require in connection with its oversight of the Investment Adviser or Sub-Adviser, accounting services agent, custodian, or transfer agent, including the periodic collection and presentation of data concerning the investment performance of Penn Series’ various investment portfolios; (e) the organization of all meetings of Penn Series’ Board of Directors; (f) the organization of all meetings of Penn Series’ shareholders; (g) the collection and presentation of any financial or other data required by Penn Series’ Board of Directors, accountants, or counsel; (h) the preparation and negotiation of any amendments to, or substitutes for, the present agreements with the Investment Adviser or Sub-Adviser, accounting services agent, custodian, or transfer agent; and (i) various shareholder services functions, including: maintaining accounts; processing purchase, exchange, redemption, and systematic allocation requests; processing disbursements related to loans, withdrawals, surrenders, or claims; forwarding shareholder communications from the Funds; providing recordkeeping services; and maintaining toll free telephone lines. Penn Mutual also bears certain expenses in connection with the services it renders as administrative and corporate services agent, including all rent and other expense involved in the provision of office space for Penn Series and in connection with Penn Mutual’s performance of its services as administrative and corporate services agent.

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For fiscal years 2013, 2012, and 2011, the administrative fees waived and the administrative fees paid to Penn Mutual pursuant to the terms of the administrative and corporate service agreement by each of the Funds were as follows:

	Administrative Fees Waived			Administrative Fees Paid
Fund	2013	2012	2011	2013	2012	2011
Money Market Fund	$176,604	$122,598	$128,050	$197,479	$212,764	$222,008
Limited Maturity Bond Fund	N/A	N/A	N/A	293,842	282,131	241,253
Quality Bond Fund	N/A	N/A	N/A	819,989	783,869	658,236
High Yield Bond Fund	N/A	N/A	N/A	279,471	242,131	209,379
Flexibly Managed Fund	N/A	N/A	N/A	3,565,578	2,782,257	2,455,733
Balanced Fund	20,510	22,964	33,707	114,896	105,229	96,723
Large Growth Stock Fund	N/A	N/A	N/A	357,807	300,782	267,875
Large Cap Growth Fund[1]	N/A	N/A	N/A	62,631	55,448	53,107
Large Core Growth Fund	N/A	N/A	N/A	174,342	162,731	173,636
Large Cap Value Fund	N/A	N/A	N/A	288,707	253,972	258,775
Large Core Value Fund	N/A	N/A	N/A	270,199	230,243	222,256
Index 500 Fund	N/A	2,569	17,875	546,155	440,082	397,216
Mid Cap Growth Fund[1]	-6,750	-2,986	1,149	166,818	156,665	166,092
Mid Cap Value Fund	N/A	N/A	N/A	225,064	161,131	168,246
Mid Core Value Fund	N/A	N/A	N/A	98,692	93,821	83,409
SMID Cap Growth Fund	N/A	N/A	N/A	79,127	51,370	39,438
SMID Cap Value Fund	N/A	N/A	N/A	82,266	57,671	44,100
Small Cap Growth Fund	N/A	N/A	N/A	122,697	120,989	131,096
Small Cap Value Fund	N/A	N/A	N/A	313,588	254,088	240,838
Small Cap Index Fund	N/A	N/A	N/A	82,349	52,689	40,839
Developed International Index Fund	N/A	N/A	N/A	147,775	110,348	90,811
International Equity Fund	N/A	N/A	N/A	551,480	504,973	481,495
Emerging Markets Equity Fund	N/A	N/A	N/A	235,602	206,807	200,134
Real Estate Securities Fund	N/A	N/A	N/A	167,528	132,396	110,464
Aggressive Allocation Fund	N/A	N/A	N/A	73,720	52,150	40,610
Moderately Aggressive Allocation Fund	N/A	N/A	N/A	308,749	235,098	198,818
Moderate Allocation Fund	N/A	N/A	N/A	489,357	389,138	324,410
Moderately Conservative Allocation Fund	N/A	N/A	N/A	161,333	142,430	121,113
Conservative Allocation Fund	N/A	N/A	N/A	105,979	101,501	79,224

[1]

During the fiscal years ended, December 31, 2011, 2012 and 2013, Penn Mutual recovered previously waived and reimbursed administrative fees of $13,472, $0, and $0 respectively, for the Large Cap Growth Fund, and $9,958, $2,986, and $6,750 respectively, for the Mid Cap Growth Fund. For more information about Penn Mutual’s agreement to waive certain fees and reimburse certain expenses, please see “EXPENSES AND LIMITATIONS” under the “MANAGEMENT” section in the Prospectus.

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Accounting Services

BNY Mellon Investment Servicing Inc. (“BNY”) serves as the accounting services agent to Penn Series. BNY provides certain accounting and related services to Penn Series, including: (a) the maintenance for each Fund’s daily trial balance, general ledger, subsidiary records, capital stock accounts (other than those maintained by the transfer agent for Penn Series), investment ledger and all other books, accounts and other documents which Penn Series is required to maintain and keep current pursuant to Rule 31a-1(a) and (b) under the 1940 Act (other than those documents listed in subparagraph (4) of Rule 31a-1(b)); (b) the daily valuation of the securities held by, and the net asset value per share of, each Fund; (c) the preparation of such financial information as may reasonably be necessary for reports to shareholders, the Board of Directors and officers, the SEC and other federal and state regulatory agencies; and (d) the maintenance of all records for each Fund that may reasonably be required in connection with the audits of such Fund. The fee for the accounting services is based on a predetermined percentage of daily average net assets of each Fund.

For fiscal years 2013, 2012, and 2011, the accounting fees paid by each of the Funds were as follows:

Fund	2013	2012	2011
Money Market Fund	$85,826	$90,921	$94,003
Limited Maturity Bond Fund	117,947	114,044	100,418
Quality Bond Fund	243,998	236,774	211,647
High Yield Bond Fund	113,157	100,710	89,793
Flexibly Managed Fund	615,410	510,968	467,431
Balanced Fund	12,001	12,001	12,001
Large Growth Stock Fund	139,269	120,261	109,292
Large Cap Growth Fund	32,398	28,255	27,500
Large Core Growth Fund	78,114	74,242	77,827
Large Cap Value Fund	116,236	104,657	106,258
Large Core Value Fund	110,066	96,748	94,085
Index 500 Fund	189,231	166,164	152,405
Mid Cap Growth Fund	75,606	72,156	75,269
Mid Cap Value Fund	95,021	73,608	75,743
Mid Core Value Fund	46,056	43,783	38,924
SMID Cap Growth Fund	36,926	27,511	27,499
SMID Cap Value Fund	38,391	28,011	27,499
Small Cap Growth Fund	57,259	56,462	61,175
Small Cap Value Fund	124,529	104,696	100,279
Small Cap Index Fund	38,429	27,629	27,499
Developed International Index Fund	78,632	58,853	48,277
International Equity Fund	240,592	221,989	212,598
Emerging Markets Equity Fund	114,241	102,723	100,054
Real Estate Securities Fund	75,840	61,785	51,550
Aggressive Allocation Fund	12,001	12,001	12,001
Moderately Aggressive Allocation Fund	20,583	15,673	13,257
Moderate Allocation Fund	32,624	25,943	21,627
Moderately Conservative Allocation Fund	12,001	12,001	12,001
Conservative Allocation Fund	12,001	12,001	12,001

Limitation on Fund Expenses

See “EXPENSES AND LIMITATIONS” under the “MANAGEMENT” section in the Prospectus for information on limitations on expenses of the Funds.

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Portfolio Transactions

Decisions with respect to the purchase and sale of portfolio securities on behalf of the ICMI-Managed Funds and the Sub-Advised Funds are made by ICMI or the Sub-Adviser, respectively. ICMI or the Sub-Adviser is responsible for implementing these decisions, including the negotiation of commissions and the allocation of principal business and portfolio brokerage, on behalf of the ICMI-Managed Funds and the Sub-Advised Funds, respectively. Most purchases and sales of portfolio debt securities are transacted with the issuer or with a primary market maker acting as principal for the securities on a net basis, with no brokerage commission being paid by a Fund. Transactions placed through dealers serving as primary market makers reflect the spread between the bid and the asked prices. Occasionally, a Fund may make purchases of underwritten debt issues at prices which include underwriting fees.

In purchasing and selling portfolio securities, the policies of ICMI and the Sub-Advisers are to seek quality execution at the most favorable prices through responsible broker-dealers and, in the case of agency transactions, at competitive commission rates. In selecting broker-dealers to execute a Fund’s portfolio transactions, ICMI and the Sub-Advisers will consider such factors as the price of the security, the rate of the commission, the size and difficulty of the order, the reliability, integrity, financial condition, general execution and operational capabilities of competing broker-dealers, and the brokerage and research services they provide to ICMI, the Sub-Adviser or the Fund.

ICMI or the Sub-Advisers may effect principal transactions on behalf of a Fund with a broker-dealer who furnishes brokerage and/or research services, designate any such broker-dealer to receive selling concessions, discounts or other allowances, or otherwise deal with any such broker-dealer in connection with the acquisition of securities in underwritings. Additionally, purchases and sales of fixed income securities may be transacted with the issuer, the issuer’s underwriter, or with a primary market maker acting as principal or agent. A Fund does not usually pay brokerage commissions for these purchases and sales, although the price of the securities generally includes compensation which is not disclosed separately. The prices the Fund pays to underwriters of newly-issued securities usually include a commission paid by the issuer to the underwriter. Transactions placed through dealers who are serving as primary market makers reflect the spread between the bid and asked prices.

ICMI and the Sub-Advisers may receive a wide range of research services from broker-dealers, including information on securities markets, the economy, individual companies, statistical information, accounting and tax law interpretations, technical market action, pricing and appraisal services, and credit analyses. Research services are received primarily in the form of written reports, telephone contacts, personal meetings with security analysts, corporate and industry spokespersons, economists, academicians, and government representatives, and access to various computer-generated data. Research services received from broker-dealers are supplemental to each investment adviser’s and sub-adviser’s own research efforts and, when utilized, are subject to internal analysis before being incorporated into the investment process.

With regard to payment of brokerage commissions, ICMI and the Sub-Advisers have adopted brokerage allocation policies embodying the concepts of Section 28(e) of the Securities Exchange Act of 1934, as amended, which permit investment advisers to cause a fund or portfolio to pay a commission in excess of the rate another broker or dealer would have charged for the same transaction, if the adviser determines in good faith that the commission paid is reasonable in relation to the value of the brokerage and research services provided. The determination to pay commissions may be made in terms of either the particular transaction involved or the overall responsibilities of ICMI or the Sub-Adviser with respect to the accounts over which it exercises investment discretion. In some cases, research services are generated by third parties, but are provided to ICMI and the Sub-Advisers by or through brokers and dealers. ICMI and the Sub-Advisers may receive research service in connection with selling concessions and designations in fixed price offerings in which the Fund participates.

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In allocating brokerage business ICMI and the Sub-Advisers annually assess the contribution of the brokerage and research services provided by broker-dealers, and allocate a portion of the brokerage business of their clients on the basis of these assessments. ICMI and the Sub-Advisers seek to evaluate the brokerage and research services they receive from broker-dealers and make judgments as to the level of business which would recognize such services. In addition, broker-dealers sometimes suggest a level of business they would like to receive in return for the various brokerage and research services they provide. Actual brokerage received by any firm may be less than the suggested allocations, but can (and often does) exceed the suggestions because total brokerage is allocated on the basis of all the considerations described above. In no instance is a broker-dealer excluded from receiving business because it has not been identified as providing research services. ICMI and the Sub-Advisers cannot readily determine the extent to which net prices or commission rates charged by broker-dealers reflect the value of their research services. However, commission rates are periodically reviewed to determine whether they are reasonable in relation to the services provided. In some instances, ICMI and the Sub-Advisers receive research services they might otherwise have had to perform for themselves. ICMI and the Sub-Advisers may use research services furnished by broker-dealers in servicing all of their investment advisory accounts, including the Funds, and accordingly, not all such services may necessarily be used by ICMI and the Sub-Advisers in connection with the Funds.

Some of the Sub-Advisers’ other clients have investment objectives and programs similar to those of the Sub-Advised Funds. ICMI or a Sub-Adviser may occasionally make recommendations to other clients which result in their purchasing or selling securities simultaneously with a Fund. As a result, the demand for securities being purchased or the supply of securities being sold may increase, and this could have an adverse effect on the price of those securities. It is each of ICMI’s and the Sub-Advisers’ policy not to favor one client over another in making recommendations or in placing orders. If two or more of ICMI’s or a Sub-Adviser’s clients are purchasing a given security at the same time from the same broker-dealer, ICMI or the Sub-Adviser will average the price of the transactions and allocate the average among the clients participating in the transaction.

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The following table shows the amount of brokerage commissions paid by each Fund listed. In addition the table shows the total amount of transactions allocated and commissions paid to brokers who provided research services.

Fund	Total Brokerage Commissions Paid(1)				Total Amount of Transactions Allocated to Brokers who Provided Research Services		Total Amount of Commissions Paid to Brokers Who Provided Research Services
	2013	2012	2011		2013	2012	2013		2012
Money Market Fund	$0	$0	$0		$N/A	$N/A	$N/A		$N/A
Limited Maturity Bond Fund	0	0	0		N/A	N/A	N/A		N/A
Quality Bond Fund	0	0	0		N/A	N/A	N/A		N/A
Large Cap Value Fund(2)	299,407	248,802	238,436		691,128,641	294,704,369	291,639		233,642
Small Cap Growth Fund(3)	273,111	260,557	340,157		170,766,092	42,440,331	195,242		60,376
Small Cap Value Fund(4)	221,677	162,749	162,495		180,413,280	133,780,874	192,118		141,169
Real Estate Securities Fund	122,760	121,406	134,567	(5)	3,616,106	2,777,479	71,031		54,726
Mid Core Value Fund(6)	72,400	62,437	32,723		179,050,192	N/A	56,561		N/A
Mid Cap Value Fund	115,229	101,458	85,765		112,994,620	89,231,963	113,611		96,896
Flexibly Managed Fund	640,037	2,568,319	2,786,176		157,433,782	136,563,090	32,972	(7)	37,888
Large Growth Stock Fund	59,681	90,759	100,327		15,298,534	10,118,046	2,069	(7)	2,017
High Yield Bond Fund	8,099	995,486	583,660		174,136	71,600	131	(7)	16
Mid Cap Growth Fund(8)	119,990	217,774	167,226		48,116,212	49,937,240	20,910		35,959
Large Cap Growth Fund(9)	43,571	44,122	73,059		101,054,174	19,146,604	34,856		8,798
International Equity Fund	221,552	329,946	322,892		210,750,962	225,037,179	70,685		94,382
Large Core Growth Fund	159,294	133,420	227,224		124,155,873	N/A	116,053		N/A
SMID Cap Growth Fund	111,389	90,734	83,110		47,813,703	N/A	86,598		N/A
Large Core Value Fund	119,793	77,166	90,503		89,117,530	N/A	22,160		N/A
SMID Cap Value Fund	86,814	49,010	69,240		56,221,805	26,648,035	53,558		28,645
Emerging Markets Equity Fund	237,001	230,417	284,877		144,635,335	127,854,476	231,809		227,566
Small Cap Index Fund	7,646	8,218	1,930		N/A	N/A	N/A		N/A
Developed International Index Fund	6,095	6,313	6,634		N/A	N/A	N/A		N/A
Index 500 Fund	4,499	2,798	3,307		N/A	N/A	N/A		N/A

[1]	Including the discounts received by securities dealers in connection with underwritings, if any.
[2]	Oppenheimer Funds, Inc. sub-advised the Large Cap Value Fund from January 1, 2011 through April 30, 2013. Loomis Sayles commenced providing sub-advisory services to the Fund on May 1, 2013.
[3]	Allianz Global Investors U.S. LLC sub-advised the Small Cap Growth Fund from January 1, 2011 through April 30, 2013. Janus commenced providing sub-advisory services to the Fund on May 1, 2013.
[4]	Excludes IPO and Placing Shares.
[5]

Heitman Real Estate Securities sub-advised the Real Estate Securities Fund from January 1, 2011 through April 30, 2011. Cohen & Steers commenced providing sub-advisory services to the Fund on May 1, 2011.

[6]	Lord, Abbett & Co. LLC sub-advised the Mid Core Value Fund from January 1, 2011 through April 30, 2013. American Century commenced providing sub-advisory services to the Fund on May 1, 2013.
[7]

Certain of the Sub-Advisers may, and T. Rowe Price does, use brokerage commissions through commission sharing arrangements to acquire third party research. These arrangements generally direct executing broker-dealers to pay third party research providers with brokerage commissions for investment research provided to the Sub-Adviser. These commissions represent actual third party research credits. Broker-dealers from which T. Rowe Price and certain other of the Sub-Advisers receive proprietary research generally do not “unbundle” the execution and research related components of the commission rate. T. Rowe Price has no relationships where such brokerage has been unbundled.

[8]	Turner Investments, L.P. sub-advised the Mid Cap Growth Fund from January 1, 2011 through December 31, 2013.
[9]	Turner Investments, L.P. sub-advised the Large Cap Growth Fund from January 1, 2011 through April 30, 2013. MFS commenced providing sub-advisory services to the Fund on May 1, 2013.

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The following table shows the total amount of brokerage commission paid to an affiliate of the Funds. In addition, the table shows the amount of brokerage commissions paid to affiliates of the Funds as a percentage of the dollar amount of brokerage commissions and as a percentage of the dollar amount of total brokerage transactions.

Fund	Affiliate Receiving Brokerage Commission	Percentage of the Fund’s Aggregate Brokerage Commissions Paid to the Broker Affiliate	Total Brokerage Commissions Paid to an Affiliate ($)			Percentage of the Fund’s Aggregate Dollar Amount of Transactions Involving Commissions Effected Through Broker Affiliate
		2013	2013	2012	2011	2013
Small Cap Value Fund	Goldman, Sachs & Co.	3.26%	7,237	5,730	5,036	3.78%
Large Cap Growth Fund	Janney Montgomery & Scott	0.16%	50	0	0	0.06%
SMID Cap Growth Fund	Janney Montgomery & Scott	0.16%	432	0	0	0.04%
SMID Cap Value Fund	Janney Montgomery & Scott	0.57%	120	60	0	0.14%
Flexibly Managed Fund	Janney Montgomery & Scott	0%	0	0	53	0%
Large Growth Stock Fund	Janney Montgomery & Scott	0.30%	181	65	192	0.45%
Emerging Markets Equity Fund	Morgan Stanley & Co.	3%	6,508	2,808	3,906	0.004%

For the fiscal years ended December 31, 2011, 2012, and 2013 the Balanced, Aggressive Allocation, Moderately Aggressive Allocation, Moderate Allocation, Moderately Conservative Allocation and Conservative Allocation Funds did not pay any brokerage commissions.

Regular Broker-Dealers. A Fund’s regular broker-dealers are (i) the ten broker-dealers that received the greatest dollar amount of brokerage commissions from the Fund; (ii) the ten broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions; and (iii) the ten broker-dealers that sold the largest dollar amount of Fund shares. During the fiscal year ended December 31, 2013, the following Funds purchased securities issued by their regular broker-dealers:

Fund	Regular Broker-Dealer	Value of Portfolio Holdings as of 12/31/13
Large Core Value Fund	Barclays Capital	$23,850,364
	Citigroup Global Markets	$21,090,524
	Deutsche Bank	$19,062,909
	Credit Suisse	$18,563,430
	SJ Levinson & Sons	$17,704,046
	RBC Capital Markets	$16,986,810
	UBS Securities	$9,294,623
	Morgan Stanley	$8,228,481
	Bank of America	$8,090,108
	J.P. Morgan Securities	$6,201,928
Large Cap Value Fund	Citigroup Inc.	$3,370,840
	JPMorgan Chase & Company	$5,790,807
	Bank of America	$3,243,869
Flexibly Managed Fund	JPMorgan Chase	$29,766,320
High Yield Bond Fund	Barclays Capital	$773,894
	Credit Suisse	$264,375

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Fund	Regular Broker-Dealer	Value of Portfolio Holdings as of 12/31/13
Developed International Index Fund	Deutsche Bank	$2,991,945
	ITGI	$2,082,741
	Instinet	$870,922
	Credit Suisse Group	$5,332,951
	Goldman Sachs	$374,775
	Bank of America Merrill Lynch	$6,856,135
	UBS	$190,328
	Macquarie	$168,663
	Morgan Stanley Group	$1,488,132
	Citigroup	$239,343
Index 500 Fund	Castle Oak	$4,648,620
	ITGI	$6,709,514
	Credit Suisse Group	$49,055
	Goldman Sachs	$22,172,139
	UBS	$155,369
	Citigroup	$1,760,842
	Morgan Stanley Group	$1,621,245
	Bank of America Merrill Lynch	$13,343,607
	Cantor Fitzgerald	$3,459
	Deutsche	$2,692372
Small Cap Index Fund	ITGI	$5,530,829
	Goldman Sachs	$1,044,620
	UBS	$567,818
	Instinet	$918,592
	Deutsche	$430,428
	JPMorgan Chase	$234,780
	Barclays	$741,243
	Morgan Stanley Group	$371,034
	National Financial Services	$355,089
	Loop Capital Markets	$75,829

Portfolio Turnover

For reporting purposes, a Fund’s portfolio turnover rate is calculated by dividing the value of purchases or sales of portfolio securities for the fiscal year, whichever is less, by the monthly average value of portfolio securities the Fund owned during the fiscal year. When making the calculation, all securities whose maturities at the time of acquisition were one year or less (“short-term securities”) are excluded. Each Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives.

A 100% portfolio turnover rate would occur, for example, if all portfolio securities (aside from short-term securities) were sold and either repurchased or replaced once during the fiscal year. Typically, funds with high turnover tend to generate higher transaction costs, such as brokerage commissions, which may lower fund performance. Each Fund’s portfolio turnover rate is included in the financial highlights table in the Prospectus.

Effective May 1, 2013, the sub-adviser to each of the Large Cap Growth Fund, Large Cap Value Fund, Mid Core Value Fund and Small Cap Growth Fund was replaced by each Fund’s current Sub-Adviser. While the change in sub-advisers did not result in a fundamental change to the Funds’ principal investment strategies, it was necessary for the current Sub-Advisers to make adjustments to the Funds’ portfolio holdings to better align the holdings with the Sub-Advisers’ specific investment programs. As a result, the Funds experienced increased portfolio turnover in connection with the sub-adviser transition. The portfolio turnover rates for each of the

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Funds is expected to decline in the fiscal year ending December 31, 2014. The portfolio turnover rates for each Fund for the fiscal years ended 2013 and 2012 are set forth below.

Fund	2013	2012
Large Cap Growth Fund	107%	97%
Large Core Value Fund	186%	90%
Mid Core Value Fund	166%	75%
Small Cap Growth Fund	143%	103%

Directors and Officers

The business and affairs of Penn Series, which include all twenty-nine Funds, are managed under the direction of its Board of Directors. The Board of Directors currently has six members. Four of the members are not “interested persons” of Penn Series as defined in the 1940 Act. Ms. McDonnell is an employee of Penn Mutual and is, therefore, an “interested person.” Mr. Pudlin is considered an “interested person” because of his affiliation with ICMI and Penn Mutual. Specifically, Mr. Pudlin’s spouse serves as a member of the Board of Directors of Penn Mutual, the parent company of ICMI. Prior to March 5, 2013, the date Mr. Pudlin’s spouse was elected to the Board of Directors of Penn Mutual, Mr. Pudlin was considered an independent Director. The address for each Penn Series Director and Officer, except Mr. Reuhle, is c/o The Penn Mutual Life Insurance Company, 600 Dresher Road, Horsham, PA 19044. The address for Mr. Reuhle is Beacon Hill Fund Services, Inc., 4041 N. High Street, Suite 402, Columbus, Ohio 43214.

Name and Age	Position with the Company,	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Funds Overseen by the Director	Other Directorships Held by Director During Past 5 Years
INDEPENDENT DIRECTORS
Eugene Bay (76)	Director	No set term; served since 1993.	Retired (2010 – Present). President, Colgate Rochester Crozer Divinity School (2006 – 2010).	29	None.
Joanne B. Mack (67)	Director	No set term; served since 2013.	Vice President – Financial Services Consulting, Trianz (2012 – 2013); Management Consultant, self-employed (2009 – 2012; 2013 – Present).	29	None.
Archie C. MacKinlay (58)	Director	No set term; served since 2010.	Professor of Finance, Wharton School, University of Pennsylvania (1984 – Present).	29	None.
Rebecca C. Matthias (60)	Director	No set term; served since 2010.	Retired (2010 – Present); President, Destination Maternity Corporation (clothing) (1982 – 2010).	29	Director, CSS Industries.

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Name and Age	Position with the Company,	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Funds Overseen by the Director	Other Directorships Held by Director During Past 5 Years
INTERESTED DIRECTORS
Eileen C. McDonnell (51)	Director;	Chairperson of the Board No set term; served since 2010.	Chief Executive Officer (2011 – Present), President (2010 –Present), Chairperson of the Board (2013), Executive Vice President and Chief Marketing Officer (2008 – 2010), Penn Mutual; Director, ICMI (2010 – Present); President and Director (2010 – Present), Chairperson of the Board (2011 – Present), PIA.	29	Director, UHS of Delaware, Inc.
David B. Pudlin (65)	Director	No set term; served since 2009.	Chief Executive Officer, President and Attorney, Hangley Aronchick Segal Pudlin & Schiller (law firm) (1994 – Present).	29	None.

Name and Age	Position with the Company,	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS
Peter M. Sherman (61)	President	One year; served since 2000.	Chairperson, President and Chief Executive Officer, ICMI (1995 – Present); Executive Vice President and Chief Investment Officer, Penn Mutual (1996 –Present).
Keith Huckerby (42)	Vice President	One year; served since 2012.	Vice President, ICMI (2007 – Present); Assistant Vice President, Penn Mutual (2009 – Present).
Timothy Demetres (59)	Vice President	One year; served since 2013.	Vice President, ICMI (2013 – Present); Vice President, Chief Accounting Officer and Treasurer, Penn Mutual (2010 – Present).
Robert DellaCroce (50)	Treasurer	One year; served since 2009.	Treasurer, ICMI (2009 – Present); Assistant Vice President, Penn Mutual (2009 – Present).
John Heiple (40)	Assistant Treasurer	One year; served since 2004.	Assistant Treasurer, ICMI (2009 – Present); Manager, Variable Accounting, Penn Mutual (2003 – Present).

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Name and Age	Position with the Company,	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Patricia M. Chiarlanza (48)	Assistant Treasurer	One year; served since 2001.	Assistant Treasurer, ICMI (2001 – Present); Assistant Treasurer, Penn Mutual (2001 – Present); Assistant Treasurer, PIA (2001 – Present); Treasurer, Independence Square Properties (2001 – Present).
Franklin L. Best Jr. (68)	Secretary	One year; served since 2012.	Secretary, ICMI (2012 – Present); Vice President & General Counsel Insurance Operations & Corporate Secretary (2011 – Present), Managing Corporate Counsel and Secretary (2004 – 2011), Penn Mutual.
Rodney L. Ruehle (46)	Chief Compliance Officer	One year; served since 2012.	Director, Beacon Hill Fund Services, Inc. (2008 – Present).
Robyn Label (53)	Anti-Money Laundering Officer	One year; served since 2013.	Vice President, Penn Mutual (2009 – Present).

Standing Committees of Board of Directors

The Board of Directors has a standing Audit Committee consisting of Messrs. Bay and MacKinlay, Ms. Mack, and Ms. Matthias. The Audit Committee is charged with exercising informed oversight of Penn Series’ financial reporting process, including related internal controls, and reporting its review to the full Board. The Audit Committee held four meetings during the Company’s 2013 fiscal year.

The Board of Directors has a Nominating Committee consisting of Messrs. Bay and MacKinlay, Ms. Mack, and Ms. Matthias. The principal responsibility of the Nominating Committee is to consider the qualifications of and to nominate qualified individuals to stand for election to the Board. The Nominating Committee would consider nominees recommended by shareholders and variable contract owners if such nominations were submitted in writing and addressed to the Nominating Committee at the Company’s home office in conjunction with a shareholder meeting to consider the election of Directors. The Nominating Committee meets periodically, as necessary, and met once during the Company’s 2013 fiscal year.

Board Responsibilities for Overseeing Risk Management

The management and affairs of the Company and each of Funds are supervised by the Directors under the laws of the State of Maryland. The Board of Directors is responsible for overseeing the Company and each of its Funds. The Board has approved contracts and agreements under which companies provide essential services to the Funds.

Like most mutual funds, the day-to-day business of the Company, including the management of risk, is performed by third party service providers, such as ICMI, the Sub-Advisers, and administrator. The Directors are responsible for overseeing the Company’s service providers and, thus, have oversight responsibility with respect to risk management performed by those service providers. Risk management seeks to identify and address risks,

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i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Company. Under the overall supervision of the Board and the Audit Committee, the Company or the service providers to the Company employ a variety of processes, procedures and controls to identify various of those possible events or circumstances, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Company’s business (e.g., ICMI and the Sub-Advisers are responsible for the day-to-day management of the Funds’ portfolio investments) and, consequently, for managing the risks associated with that business.

The Directors’ role in risk oversight begins before the inception of a Fund, at which time the Fund’s service providers present the Board with information concerning the investment objectives, strategies and risks of the Fund as well as proposed investment limitations for the Fund. Additionally, ICMI and the Sub-Advisers provide the Board with an overview of, among other things, their investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board continues its oversight function with respect to a Fund by monitoring risks identified during regular and special reports made to the Board, as well as regular and special reports made to the Audit Committee. In addition to monitoring such risks, the Board and the Audit Committee oversee efforts by management and service providers to manage risks to which the Funds may be exposed.

The Board is responsible for overseeing the nature, extent and quality of the services provided to the Funds by ICMI and the Sub-Advisers and receives information about those services at its regular meetings. In addition, on an annual basis, in connection with its consideration of whether to renew the advisory agreements with ICMI and the Sub-Advisers, the Board meets with ICMI and the Sub-Advisers to review such services. Among other things, the Board regularly considers ICMI’s and each Sub-Adviser’s adherence to its Fund’s investment restrictions and compliance with various Fund policies and procedures and with applicable securities regulations. The Board also reviews information about each Fund’s investments.

The Board meets regularly with the Company’s Chief Compliance Officer to review and discuss compliance matters and related risk. At least annually, the Company’s Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Company’s policies and procedures and those of its primary service providers, including ICMI, the Sub-Advisers, administrator, fund accountant and custodian. The report addresses the operation of the policies and procedures of the Company and each service provider since the date of the last report; any material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and any material compliance matters since the date of the last report.

The Board receives reporting from the Company’s service providers regarding financial and operational risks. The Company’s Valuation Committee makes regular reports to the Board concerning investments for which market quotations are not readily available. Annually, the independent registered public accounting firm reviews with the Audit Committee its audit of the Company’s financial statements, focusing on major areas of risk encountered by the Funds and noting any significant deficiencies or material weaknesses in the Company’s internal controls. Additionally, in connection with its oversight function, the Board oversees Company management’s implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Company in its periodic reports with the SEC are recorded, processed, summarized, and reported within the required time periods, and the Company’s internal controls over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Company’s financial reporting and the preparation of the Company’s financial statements.

As a result of its review of these reports and discussions with the adviser, the Chief Compliance Officer, the independent registered public accounting firm, fund counsel, and other service providers, the Board may better assess the material risks of the Funds.

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The Board recognizes that not all risks that may affect the Funds can be identified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Funds’ goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Directors as to risk management matters are typically summaries of the relevant information. Most of the Company’s investment management and business affairs are carried out by or through ICMI and other service providers each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from the Company’s and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s ability to monitor and manage risk, as a practical matter, is subject to limitations.

Board Leadership Structure

The Chairman of the Board, Eileen C. McDonnell, is an interested person of the Company as that term is defined in the 1940 Act. Rebecca C. Matthias serves as the lead independent Director for the Company and has the following duties, among others: (i) preside over Board meetings in the absence of the Chairman of the Board; (ii) preside over executive sessions of the independent Directors; (iii) along with the Chairman of the Board, oversee the development of agendas for Board meetings; (iv) facilitate dealings and communications between the independent Directors and management and among the independent Directors; and (v) such other responsibilities as the Board or independent Directors determine from time to time. The Company has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Company. The Company made this determination in consideration of, among other things, the fact that the Directors who are not interested persons of the Company (i.e., “independent Directors”) constitute a majority (60%) of the Board, the fact that the chairpersons of the Audit and Nominating Committees of the Board are independent Directors, the amount of assets under management in the Company, and the number of Funds overseen by the Board. The Board also believes that its leadership structure and board compensation facilitate the orderly and efficient flow of information to the independent Directors from Company officers.

Individual Director Qualifications

The Company has concluded that each of the Directors should serve on the Board because of their ability to review and understand information about the Funds provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management and other service providers regarding material factors bearing on the management and administration of the Funds, and to exercise their business judgment in a manner that serves the best interests of the Company’s shareholders. The Company has concluded that each Director should serve as a Director based on his or her own experience, qualifications, attributes and skills as described below.

The Company has concluded that Ms. McDonnell should serve as Director because of her experience gained as the Chief Executive Officer, President, Executive Vice President and Chief Marketing Officer of Penn Mutual, her experience serving as President of another insurance company, her knowledge of and experience in the financial services industry, and the experience she has gained serving as a Director of the Company since 2010.

The Company has concluded that Mr. Pudlin should serve as Director because of the experience he has gained in his roles as a shareholder and the President and Chief Executive Officer of a large law firm, his experience with and knowledge of public companies and the financial services industry, and the experience he has gained serving as a Director of the Company since 2009.

The Company has concluded that Dr. Bay should serve as Director because of the experience he has gained serving as a director of a non-profit foundation, and the experience he has gained serving as Director of the Company since 1993 and as Chair of the Company’s Nominating Committee.

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The Company has concluded that Mr. MacKinlay should serve as Director because of the experience, knowledge and expertise that he has acquired as a professor of finance at the University of Pennsylvania, Wharton School of Business since 1984, his knowledge of and experience in the financial services industry, and the experience he has gained serving as a Director of the Company since 2010.

The Company has concluded that Ms. Matthias should serve as Director because of the experience she has gained in her roles as the founder, President, Director and Chief Creative Officer of a publicly traded company, the experience she has gained as a director of other public companies, and the experience she has gained serving as a Director of the Company since 2010 and as Chair of the Company’s Audit Committee.

The Company has concluded that Ms. Mack should serve as Director because of the experience she has gained in her roles as a financial services executive in the life insurance, asset management, and broker dealer businesses and her knowledge of financial management, product management, compliance issues, and business strategy.

In its periodic assessment of the effectiveness of the Board, the Board considers the complementary individual skills and experience of the individual Directors primarily in the broader context of the Board’s overall composition so that the Board, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the operations of the Funds. Moreover, references to the qualifications, attributes and skills of Directors are pursuant to requirements of the SEC, do not constitute holding out of the Board or any Director as having any special expertise or experience, and shall not be deemed to impose any greater responsibility or liability on any such person or on the Board.

Beneficial Ownership of Equity Securities of Penn Series Funds

The following table provides information on beneficial ownership of shares of Funds of the Company by members of the Board of Directors (by virtue of their owning or having an interest in variable contracts issued by Penn Mutual and PIA). This information is provided as of December 31, 2013.

Name of Director	Dollar Range of Fund Shares (Fund)	Aggregate Dollar Range of All Fund Shares
Independent Directors
Eugene Bay	None	None
Joanne B. Mack	None	None
Archie C. MacKinlay	None	None
Rebecca C. Matthias	None	None
Interested Directors
Eileen C. McDonnell	None	None
David B. Pudlin	None	None

The Directors and officers of the Company, as a group, own less than 1% of the Funds’ outstanding securities.

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Compensation of Directors and Chief Compliance Officer for Fiscal Year Ended December 31, 2013

	Aggregate Compensation from the Company	Pension or Retirement Benefits Accrued as Part of fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Company
Independent Directors
Eugene Bay	$71,250	None	None	$71,250
Rebecca C. Matthias	$74,750	None	None	$74,750
Archie C. MacKinlay	$56,250	None	None	$56,250
Joanne B. Mack	$50,250	None	None	$50,250
Interested Director
David B. Pudlin	$63,250	None	None	$63,250

The Company’s interested Directors, except for Mr. Pudlin, and Officers, except for the Company’s Chief Compliance Officer, receive no compensation from Penn Series for their services.

Code of Ethics

Rule 17j-1 under the 1940 Act governs personal securities activities of directors, officers and employees (“access persons”) of investment companies, its investment advisers and/or sub-advisers. Under Rule 17j-1, Penn Series, ICMI and each Sub-Adviser are required to adopt Codes of Ethics in order to ensure that the interests of shareholders are placed ahead of personal interests. In compliance with Rule 17j-1, Penn Series’ Code of Ethics is designed to prevent unlawful practices in connection with the purchase and sale of securities by access persons. The current Codes of Ethics for Penn Series, ICMI and each Sub-Adviser are on file with the SEC.

Proxy Voting Policy and Proxy Voting Records

The Board of Directors has delegated proxy voting responsibilities with respect to the ICMI-Managed Funds and the Sub-Advised Funds to ICMI and each Sub-Advised Fund’s Sub-Adviser, respectively, subject to the Board’s general oversight. For this purpose, ICMI and each Sub-Adviser have adopted proxy voting policies and procedures (the “Procedures”), which are attached to this SAI as Appendix A. The Procedures may be changed as necessary to remain current with regulatory requirements and internal policies and procedures. The Procedures may be obtained, free of charge, by calling (800) 523-0650, or by visiting the website of Penn Mutual (www.pennmutual.com), clicking on the “Performance & Rates” tab at the top of the page and, under “Other Fund Information,” clicking on the “Penn Series Proxy Voting” link for specific proxy voting activity.

Variable contract owners that participate in the investment results of the Funds may obtain the voting record of a Fund for the most recent twelve-month period ended June 30, free of charge, by visiting the website of Penn Mutual (www.pennmutual.com), and following the instructions noted above. The voting record will be made available on the website of Penn Mutual as soon as reasonably practicable after the information is filed by the Company with the SEC on SEC Form N-PX. The voting record will also be available on the SEC’s website at www.sec.gov.

Net Asset Value of Shares

The following information supplements the information on net asset value of shares set forth under “Account Policies — How the Funds Calculate NAV” in the Prospectus.

The purchase and redemption price of each Fund’s shares is equal to that Fund’s net asset value per share. Each Fund determines its net asset value per share by subtracting the Fund’s liabilities (including accrued expenses and dividends payable) from its total assets (the market value of the securities the Fund holds plus cash

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and other assets, including income accrued but not yet received) and dividing the result by the total number of shares outstanding. The net asset value per share of each Fund is calculated every day the New York Stock Exchange (“Exchange”) is open for trading. The Exchange is closed in observance of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Securities listed on a securities exchange or an automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at the last quoted sale price on the principal exchange or market on which they are traded on the valuation date or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. In valuing underlying fund investments, the Funds use the net asset values reported by the underlying funds.

Debt securities held in the Funds may be valued on the basis of valuations provided by an independent pricing service when such prices are believed to reflect the fair value of such securities. An independent pricing service may be used without exclusive reliance on quoted prices and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Securities for which market quotations are not readily available or they are determined to be unreliable are valued at fair value under valuation procedures approved by the Board of Directors.

The Money Market Fund uses the amortized cost method of valuation. Under the amortized cost method of valuing portfolio securities, the security is valued at cost on the date of purchase and thereafter a proportionate amortization of any discount or premium until maturity of the security is assumed. The value of the security for purposes of determining net asset value normally does not change in response to fluctuating interest rates. While the amortized cost method is believed to provide certainty in portfolio valuation, it may result in periods during which values are higher or lower than the amount the Money Market Fund would receive if the security was sold.

In accordance with Rule 2a-7 under the 1940 Act, the Penn Series Board of Directors has approved procedures reasonably designed, taking into account current conditions and the Money Market Fund’s objectives, to stabilize the net asset value per share of the Fund, as computed for purposes of distribution and redemption, at $1.00. Penn Series will maintain a dollar weighted average portfolio maturity in the Money Market Fund appropriate to the objective of maintaining a stable net asset value per share, and to that end the Fund will neither purchase any instrument with a remaining maturity of more than 397 days (45 days with respect to second tier securities) nor maintain a dollar weighted average portfolio maturity which exceeds 60 days, each as calculated in accordance with Rule 2a-7. The Board of Directors will review, at such intervals as it determines appropriate, the extent, if any, to which the net asset value per share calculated by using available market quotations deviates from the $1.00 per share. In the event such deviation exceeds 1/ 2 of 1%, the Board will promptly consider what action, if any, should be initiated. If the Board believes that the extent of any deviation from the Money Market Fund’s $1.00 amortized cost price per share may result in material dilution or other unfair results to prospective or existing shareholders or contract holders, it has agreed to take such steps as it considers appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include redeeming shares in kind; selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average portfolio maturity of the Money Market Fund; reducing or withholding dividends; utilizing a net asset value per share as determined by using available market quotations; or reducing the number of shares outstanding by requesting shareholders to contribute to capital shares of the Money Market Fund.

Ownership of Shares

The outstanding shares of each of the Funds of Penn Series are owned by Penn Mutual and PIA and are held in their separate accounts pursuant to variable contracts.

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On March 31, 2014, the outstanding shares of Penn Series were owned as follows:*

Fund	Percentage of Outstanding Shares Owned by Penn Mutual and Held in Separate Accounts Pursuant to Variable Life Insurance Contracts	Percentage of Outstanding Shares Owned by Penn Mutual and Held in a Separate Account Pursuant to Variable Annuity Contracts	Percentage of Outstanding Shares Owned by PIA and Held in a Separate Account Pursuant to Variable Annuity Contracts	Percentage of Outstanding Shares Owned by other Penn Series Funds
Money Market Fund	18%	68%	1%	13%
Limited Maturity Bond Fund	4%	58%	0%	38%
Quality Bond Fund	6%	59%	0%	35%
High Yield Bond Fund	11%	72%	1%	16%
Flexibly Managed Fund	9%	88%	1%	2%
Balanced Fund	28%	70%	2%	0%
Large Growth Stock Fund	15%	78%	1%	6%
Large Cap Growth Fund	13%	44%	0%	43%
Large Core Growth Fund	44%	50%	4%	2%
Large Cap Value Fund	20%	53%	2%	25%
Large Core Value Fund	20%	64%	2%	14%
Index 500 Fund	20%	58%	1%	21%
Mid Cap Growth Fund	22%	69%	1%	8%
Mid Cap Value Fund	20%	62%	1%	17%
Mid Core Value Fund	11%	63%	0%	26%
SMID Cap Growth Fund	5%	58%	0%	37%
SMID Cap Value Fund	5%	60%	0%	35%
Small Cap Growth Fund	29%	62%	2%	7%
Small Cap Value Fund	22%	70%	1%	7%
Small Cap Index Fund	2%	71%	0%	27%
Developed International Index Fund	2%	50%	0%	48%
International Equity Fund	17%	63%	1%	19%
Emerging Markets Equity Fund	13%	70%	0%	17%
Real Estate Securities Fund	13%	71%	0%	16%
Aggressive Allocation Fund	5%	95%	0%	0%
Moderately Aggressive Allocation Fund	4%	96%	0%	0%
Moderate Allocation Fund	3%	97%	0%	0%
Moderately Conservative Allocation Fund	4%	96%	0%	0%
Conservative Allocation Fund	4%	96%	0%	0%

*	Unaudited

Tax Status

The following is a summary of certain federal income and excise tax considerations generally affecting the Funds and their shareholders. No attempt is made to present a detailed explanation of the tax treatment of Funds or their shareholders and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisers with specific reference to their own tax situations under foreign, federal, state and local tax laws.

The following general discussion of certain federal income and excise tax consequences is based on the Internal Revenue Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, certain administrative changes, or court decisions may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

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Each Fund within Penn Series is generally treated as a separate corporation for federal income tax purposes, and thus the provisions of the Internal Revenue Code will generally be applied to each Fund separately, rather than to Penn Series as a whole.

Shares of the Funds will be purchased by Penn Mutual and PIA for their separate accounts under variable contracts . Under the provisions of the Internal Revenue Code, net income and realized capital gains that the Funds distribute are not currently taxable to owners of variable contracts when left to accumulate in the contracts or under a qualified pension or retirement plan. Section 817(h) of the Internal Revenue Code provides that the investments of a separate account underlying a variable contract must be “adequately diversified” in order for the contract to be treated as an annuity or as life insurance for federal income tax purposes. The Treasury Department has issued regulations explaining these diversification requirements. Each Fund intends to comply with such requirements so that, assuming the look-through treatment described below is available, a separate account investing all of its assets in any single Fund would comply with such requirements. If all of the beneficial interests in a Fund are held by one or more insurance company separate accounts and certain other eligible holders, the diversification requirements of Section 817(h) may be applied by taking into account the assets of the Fund, rather than treating the interest in the Fund as a separate investment of each separate account investing in the Fund. Beneficial interests in the fund are currently being offered only to separate accounts and other qualifying holders. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from a Fund and federal income taxation of owners of variable contracts, please refer to the contract prospectus.

It is the policy of each of the Funds to continue to qualify for the favorable tax treatment accorded to regulated investment companies (“RICs”) under Subchapter M of the Internal Revenue Code. By following such policy, each of the Funds expects that it will not be subject to federal income taxes on net investment income and net realized capital gain (the excess of net long-term capital gain over net short-term capital loss) distributed to shareholders.

In order to continue to qualify as a regulated investment company, each Fund must, among other things, (1) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities or currencies, and net income derived from interests in qualified publicly traded partnerships (the “Qualifying Income Requirement”); and (2) diversify its holdings so that at the end of each quarter of each taxable year (i) at least 50% of the market value of the Fund’s total assets is represented by cash or cash items, U.S. Government securities, securities of other regulated investment companies, and other securities, with such other securities limited, in respect of any one issuer, to a value not greater than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. Government securities and securities of other RICs) of any one issuer, the securities (other than securities of other RICs) of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the “Diversification Requirement”).

If a Fund qualifies as a regulated investment company under the Internal Revenue Code, it will not be subject to federal income tax on the part of its net investment income and net realized capital gains, if any, which it distributes each year to the shareholders, provided the Fund distributes an amount equal to at least the sum of (a) 90% of its net investment income (generally, dividends, taxable interest, and the excess, if any, of net short-term capital gains over net long-term capital losses less certain operating expenses) and (b) 90% of its net tax exempt interest income (the excess of its tax-exempt interest income over certain deductions attributable to that income) (the “Distribution Requirement”). The Funds may use consent dividends to satisfy the Distribution Requirement.

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Although each Fund intends to distribute substantially all of its net investment income and capital gains for any taxable year, a Fund will be subject to federal income taxation to the extent any such income or gains are not distributed.

If a Fund fails to satisfy the Qualifying Income or Diversification Requirement in any taxable year, the Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the Diversification Requirement where the Fund corrects the failure within a specified period. If the Fund fails to qualify for treatment as a RIC for any year, and these relief provisions are not available to a Fund, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In such case, the Fund’s shareholders would be taxed as if they received ordinary dividends. Moreover, if the Fund were to fail to qualify as a RIC in any taxable year, the Fund would be required to pay out its earnings and profits accumulated in that year in order to qualify for treatment as a RIC in a subsequent year. Under certain circumstances, the Fund may be able to cure a failure to qualify as a RIC, but in order to do so the Fund may incur significant Fund-level taxes and may be forced to dispose of certain assets. If the Fund failed to qualify as a RIC for a period greater than two taxable years, the Fund would generally be required to recognize any net built-in gains with respect to certain of its assets upon a disposition of such assets within ten years of qualifying as a RIC in a subsequent year. In addition, if a Fund fails to qualify as a RIC, fails to satisfy the diversification requirements applicable to insurance company separate accounts, or fails to ensure that its shares are held only by the types of investors described above, it may affect the ability of an insurance company segregated asset accounts to meet the diversification test under Section 817(h) of the Internal Revenue Code described above.

Generally, a regulated investment company must distribute substantially all of its ordinary income and capital gains in accordance with a calendar year distribution requirement in order to avoid a nondeductible 4% excise tax. However, the excise tax does not apply to a regulated investment company whose only shareholders are certain tax-exempt trusts, certain segregated asset accounts of life insurance companies held in connection with variable contracts, and certain other investors. In order to avoid this excise tax, each Fund intends to qualify for this exemption or to make its distributions in accordance with the calendar year distribution requirement. The Funds may use consent dividends to satisfy this distribution requirement.

A Fund’s transactions in certain futures contracts, options, forward contracts, foreign currencies, foreign debt securities, and certain other investment and hedging activities will be subject to special tax rules. In a given case, these rules may accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s assets, convert short-term capital losses into long-term capital losses, or otherwise affect the character of the Fund’s income. These rules could therefore affect the amount, timing, and character of income earned and in turn, affect the application of the Distribution Requirement to a particular Fund. Further, because a Fund may be required to recognize income without a corresponding receipt of cash, a Fund may be required, in order to satisfy the Distribution Requirement, to dispose of portfolio securities that it otherwise would have continued to hold or to use cash flows from other sources. Each Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interest of the Fund.

In general, gains from “foreign currencies” and from foreign currency options, foreign currency futures, and forward foreign exchange contracts (“forward contracts”) relating to investments in stock, securities, or foreign currencies will be qualifying income for purposes of determining whether the Fund qualifies as a RIC. It is currently unclear, however, who will be treated as the issuer of a foreign currency instrument for purposes of the RIC diversification requirements applicable to a Fund.

Each Fund that invests in foreign securities may be subject to foreign withholding taxes with respect to its dividend and interest income from foreign countries, thus reducing the net amount available for distribution to a Fund’s shareholders. The United States has entered into tax treaties with many foreign countries that may entitle a Fund to a reduced rate of, or exemption from, taxes on such income. It is impossible to determine the effective

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rate of foreign tax in advance because the amount of a Fund’s assets to be invested within various countries is not known. The investment yield of any Fund that invests in foreign securities or currencies will be reduced by these foreign taxes. The foreign tax credit, if any, allowable with respect to such foreign taxes will not benefit owners of variable annuity or variable life insurance contracts who allocate investments to such Funds.

With respect to investments in zero coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, a Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because each Fund distributes all of its net investment income to its shareholders, a Fund may have to sell Fund securities to distribute such imputed income which may occur at a time when the Investment Adviser would not have chosen to sell such securities and which may result in taxable gain or loss.

Under a notice issued by the IRS and Treasury regulations that have yet to be issued but may apply retroactively, a portion of a Fund’s income (including income allocated to a Fund from a REIT or other pass-through entity) that is attributable to a residual interest in real estate mortgage conduits (“REMICs”) or taxable mortgage pools (“TMPs”) (referred to in the Internal Revenue Code as an “excess inclusion”) will be subject to federal income tax in all events. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a RIC will be allocated to shareholders in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related residual interest directly. As a result, a life insurance company separate account funding a variable contract may be taxed currently to the extent of its share of a Fund’s excess inclusion income, as described below. Although the Funds do not expect to invest in REITs which pass through excess inclusion income, they may make such investments and may need to make certain elections to either specially allocate such tax to a Fund’s shareholders or to pay the tax at the Fund level.

Rules relating to U.S. state and local taxation of dividend and capital gains distributions from regulated investment companies often differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult with their tax advisers as to the consequences of these and other U.S. state and local tax rules regarding an investment in a Fund.

Voting Rights

The shares of the Funds have equal voting rights, except that certain issues will be voted on separately by the shareholders of each Fund. Penn Mutual and PIA own the majority of the outstanding shares of Penn Series, either in their separate accounts registered under the 1940 Act or in their unregistered separate accounts or general accounts. The Balanced Fund and LifeStyle Funds own the remainder of the outstanding shares of Penn Series. Pursuant to the 1940 Act, however, Penn Mutual and PIA will vote the shares held in registered separate accounts in accordance with voting instructions received from variable contract owners and other persons entitled to provide voting instructions. Fund shares for which variable contract owners and other persons entitled to vote have not provided voting instructions and shares owned by Penn Mutual and PIA in their general and unregistered separate accounts will be voted in proportion to the shares for which voting instructions have been received. Under state insurance law and federal regulations, there are certain circumstances under which Penn Mutual and PIA may vote other than as instructed by variable contract owners and other persons entitled to vote. In such cases, the variable contract owners and such other persons entitled to vote will be advised of that action in the next semi-annual report. ICMI will vote shares owned by the Balanced Fund and LifeStyle Funds in accordance with ICMI’s proxy voting policies and procedures.

Penn Series currently does not intend to hold annual meetings of shareholders unless required to do so under applicable law. The law provides shareholders with the right under certain circumstances to call a meeting of shareholders to consider removal of one or more directors. As required by law, Penn Series will assist in variable contract owner communication on such matters.

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Custodial Services

The Bank of New York Mellon, 301 Bellevue Parkway, Wilmington, Delaware 19809, is custodian of the assets of the Funds of Penn Series. The custodial services performed by The Bank of New York Mellon are those customarily performed for registered investment companies by qualified financial institutions. Penn Series has authorized The Bank of New York Mellon to deposit certain portfolio securities in a central depository system as allowed by federal law.

Independent Registered Public Accounting Firm

KPMG LLP serves as the independent registered public accounting firm of Penn Series. Their offices are located at 1601 Market Street, Philadelphia, Pennsylvania 19103.

Legal Matters

Bingham McCutchen LLP has provided advice on certain matters relative to the federal securities laws and the offering of shares of Penn Series. Their offices are located at 2020 K Street, NW, Washington, DC 20006.

Portfolio Holdings Information

The Board of Directors has approved a portfolio holdings disclosure policy and procedures that govern the timing and circumstances of disclosure to variable contract owners and third parties of information regarding the portfolio investments held by the Funds. The policy and procedures are designed to ensure that disclosure of portfolio holdings is in the best interest of shareholders and variable contract owners, and address conflicts of interest that exist between the interests of shareholders and variable contract owners and those of the Investment Adviser and other affiliates of the Funds. Therefore, except as noted below, the Company does not disclose a Fund’s portfolio holdings nor does the Company have any on-going arrangement with any party to make such information available on a selective basis.

The Board exercises on-going oversight of the disclosure of portfolio holdings by overseeing the implementation and enforcement of the Funds’ policies and procedures by the Company’s Chief Compliance Officer and by considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters.

Only the Company’s Chief Compliance Officer may authorize the disclosure of portfolio holdings information. Upon receipt of a request for portfolio holdings information, the Chief Compliance Officer must determine that (i) disclosure is in the best interests of the Fund and its shareholders and (ii) there is a legitimate business purpose for the disclosure. Any authorized disclosure of portfolio holdings information must be subject to the recipient’s agreement to keep that information confidential and refrain from trading on that information. The Board will receive periodic updates, at least annually, regarding entities authorized to receive portfolio holdings information.

Penn Series makes available quarterly on Penn Mutual’s website (www.pennmutual.com) a Quarterly Fund Summary (“Fund Summary”), which includes certain portfolio holdings information for each Fund. To find the Fund Summary for each Fund, click on the “Performance and Rates” tab on Penn Mutual’s website, then click on the “Fund Summaries” tab, select the Fund Class (Large Cap Funds, Small Cap Funds, Index Funds, etc.) under “Penn Mutual’s Investment Options,” then choose a Fund to view the Fund Summary. The Fund Summary includes each Fund’s Adviser/Sub-Adviser, investment objective, investment matrix, and other investment information (e.g., top holdings and, as applicable, information regarding a Fund’s asset and sector allocation, property types, and/or bond quality). The Fund Summary is made publicly available 60 days after the end of each quarter. The Fund Summary generally remains accessible at least until the Company files its Form N-CSR or N-Q with the SEC for the period that includes the date as of which the website information is current (expected to be at least three months).

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With respect to the Money Market Fund, Penn Mutual’s website (www.pennmutual.com) includes a list of all of the Fund’s portfolio holdings and certain attributes of (a) the Fund’s portfolio holdings, such as issuer, CUSIP, coupon rate, maturity date, final legal maturity date, a general category of the instrument, amortized cost value and principal amount, and (b) the Fund’s portfolio, such as the Fund’s dollar-weighted average portfolio maturity and dollar-weighted average life. This information is provided as of the last business day of each month, and can be found by clicking on the “Performance and Rates” tab on Penn Mutual’s website, then clicking on the “Penn Series Money Market” link under the Performance Reports section. The monthly Money Market Fund information generally remains accessible on the website for a period of at least six months from its posting date.

Pursuant to applicable law, the Funds are required to disclose their complete portfolio holdings quarterly, within 60 days of the end of each fiscal quarter (currently, each March 31, June 30, September 30, and December 31) and the Money Market Fund is required to disclose its complete portfolio holdings monthly, within 5 business days after the end of each month on Form N-MFP. The Funds disclose a complete schedule of investments in each Semi-Annual Report and Annual Report to Fund shareholders or, following the first and third fiscal quarters, in quarterly holdings reports filed with the SEC on Form N-Q. Semi-Annual and Annual Reports are distributed to Fund shareholders. Holdings reports filed with the SEC on Forms N-Q and N-MFP are not distributed to Fund shareholders, but are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.

In addition, the Company’s service providers and, if applicable, their agents, such as ICMI, MFS, Wells, Ivy, Neuberger Berman, GSAM, T. Rowe Price, American Century, Janus, Cohen & Steers, Vontobel, AllianceBernstein, Eaton Vance, SSgA FM, MSIM, Oppenheimer, The Bank of New York Mellon, BNY and Penn Mutual, may receive portfolio holdings information as frequently as daily in connection with their services to the Funds. KPMG LLP, Bingham McCutchen LLP, the Company’s financial printer (currently, R.R. Donnelley), the proxy voting service providers used by ICMI, the Company’s Sub-Advisers, and the Company’s pricing information vendors (currently, Interactive Data Corporation, Standards & Poor’s, Thomson Reuters, Markit, Bloomberg and Pricing Direct) may receive portfolio holdings information, as necessary, in connection with their services to the Funds. These service providers and their agents will be subject to a duty of confidentiality with respect to, and a duty to refrain from trading on, any portfolio holdings information received whether imposed by the provisions of the service provider’s contract with the Company or by the nature of its relationship with the Company.

No compensation or other consideration will be paid to or received by any party, including the Company, the Investment Adviser and its affiliates, the Sub-Advisers, or the recipient of portfolio holdings information, in connection with the disclosure of a Fund’s portfolio holdings information.

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Ratings of Commercial Paper and Corporate Debt Securities

The following tables provide descriptions of credit ratings for commercial paper and corporate debt securities by the major credit rating services. While such credit ratings are considered when making investment decisions, the Funds’ Investment Adviser and Sub-Advisers perform their own studies, analyses and evaluation and do not rely solely on credit rating services.

Moody’s Investor Services, Inc. (Moody’s) Commercial Paper Ratings:

Rating	Description
P1	Judged to have a superior ability for repayment of senior short-term debt obligations
P2	Judged to have a strong ability for repayment of senior short-term debt obligations.
P3	Judged have an acceptable ability for repayment of senior short-term obligations.

Standard & Poor’s Rating Services (S&P) Commercial Paper Ratings:

Rating	Description
A-1	This is the highest category and indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.
A-2	Capacity for timely payment on issues with this designation is satisfactory and the obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.
A-3	Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.
B	Issues rated B are regarded as having significant speculative characteristics for timely payment.
C	This rating is assigned to short-term debt obligations that are currently vulnerable to nonpayment.
D	Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Fitch Inc. (Fitch) Commercial Paper Ratings:

Rating	Description
F1	Highest grade. Judged as having the strongest degree of assurance for timely payment.
F2	Very good grade. Judged as having an assurance of timely payment only slightly less in degree than the strongest issues.

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Moody’s Corporate Debt Ratings:

Rating	Description
AAA	Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa	Bonds which are rated Aa are judged to be of high quality by all standards. Together with the AAA group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than AAA securities.
A	Bonds which are rated A possess many favorable investment attributes and are generally considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa	Bonds which are rated Baa are considered medium-grade obligations i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba	Bonds which are rated Ba are judged to have the following speculative elements: their future cannot be considered as well-assured; the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future; and uncertainty of position characterizes bonds in this class
B	Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.
Caa	Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest
Ca	Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
C	Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

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Additional Notes: Moody’s also applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through B. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a rating in the lower end of the generic rating category.

S&P Corporate Debt Ratings:

Rating	Description
AAA	This is the highest rated debt obligation and indicates an extremely strong capacity to repay principal and pay interest.
AA	This is a high-grade debt obligation and indicates an extremely strong capacity to repay principal and pay interest. They differ from AAA issues only to a small degree.
A	This is a medium-grade obligation and indicates a strong capacity to repay principal and pay interest. They are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB	This is a debt obligation with an adequate capacity to repay principal and pay interest. They normally exhibit adequate protection parameters; however, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to repay principal and pay interest for debt securities in this category than in higher rated categories.

Additional Notes: Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued. Debt rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition of the taking of a similar action if payments on an obligation are jeopardized.

FINANCIAL STATEMENTS OF PENN SERIES

The audited financial statements, including the financial highlights appearing in the Company’s Annual Report to Shareholders for the fiscal year ended December 31, 2013 and filed electronically with the SEC, are incorporated by reference and made part of this SAI. You may request a copy of the Company’s Annual Report at no charge by calling Penn Mutual at 1-800-523-0650 and selecting “0” to speak with a customer representative or by visiting the Company’s website (www.pennmutual.com).

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APPENDIX A

PENN SERIES FUNDS, INC.

Proxy Voting Policies and Procedures

All voting securities held in each fund or portfolio (“Fund”) of Penn Series Funds, Inc. (“Penn Series”) shall be voted in the best interest of shareholders of the Fund. In furtherance of this policy, and as provided in the investment advisory agreement between Penn Series and Independence Capital Management, Inc. (“ICMI”) and the investment sub-advisory agreements between ICMI and investment sub-advisers, Penn Series has delegated the authority and responsibility to vote securities held in each Fund to the investment adviser or sub-adviser that manages the investments of the Fund on a day-to-day basis.

A description of the proxy voting policies and procedures that each investment adviser or sub-adviser uses in voting securities held in a Fund of Penn Series accompanies these policies and procedures as appendices. See the following table.

Proxy Voting Policies and Procedures of ICMI and Sub-Advisers

Exhibit	Investment Adviser or Sub-Adviser	Fund
A	AllianceBernstein L.P.	SMID Cap Value Fund
B	American Century Investment Management, Inc.	Mid Core Value Fund
C	Cohen & Steers Capital Management, Inc.	Real Estate Securities Fund
D	Eaton Vance Management	Large Core Value Fund
E	Goldman Sachs Asset Management L.P.	Small Cap Value Fund
F	Independence Capital Management, Inc.	Money Market Fund
Limited Maturity Bond Fund
Quality Bond Fund
Balanced Fund
Aggressive Allocation Fund
Moderately Aggressive
Allocation Fund
Moderate Allocation Fund
Moderately Conservative
Allocation Fund
G	Ivy Investment Management Company	Mid Cap Growth Fund
H	Janus Capital Management LLC	Small Cap Growth Fund
I	Loomis, Sayles & Company, L.P.	Large Cap Value Fund
J	Massachusetts Financial Services Company	Large Cap Growth Fund
K	Morgan Stanley Investment Management, Inc.	Emerging Markets Equity Fund
L	Neuberger Berman Management LLC	Mid Cap Value Fund
M	SSgA Funds Management, Inc.	Small Cap Index Fund
Developed International Index Fund
Index 500 Fund
N	T. Rowe Price Associates, Inc.	High Yield Bond Fund
Flexibly Managed Fund
Large Growth Stock Fund
O	Vontobel Asset Management, Inc.	International Equity Fund
Conservative Allocation Fund
P	Wells Capital Management Incorporated	Large Core Growth Fund
SMID Cap Growth Fund

A-1

Variable annuity contract owners and variable life insurance policy holders that participate in the investment results of a Fund may obtain a description of these Proxy Voting Policies and Procedures and a description of the Proxy Voting Policies and Procedures of the investment adviser or sub-adviser to the Fund that is responsible for voting the securities of the Fund, free of charge, by calling (800) 523-0650, or by visiting the website of The Penn Mutual Life Insurance Company at www.pennmutual.com, clicking on the “Performance & Rates” tab at the top of the page and, under “Other Fund Information,” clicking on the “Penn Series Proxy Voting” link and you will be directed to the proxy voting policies as well as each Fund’s proxy voting record. Descriptions requested by telephone will be sent to the variable annuity contract or variable life insurance policy owner by first-class mail within three days of receipt of the request.

Variable annuity contract owners and variable life insurance policy holders that participate in the investment results of a Fund may obtain the voting record of the Fund for the most recent twelve-month period ended June 30, free of charge, by visiting the website of The Penn Mutual Life Insurance Company at www.pennmutual.com and following the instructions noted above. The voting record will be made available on the website of The Penn Mutual Life Insurance Company as soon as reasonably practicable after the information is filed by Penn Series with the SEC on SEC Form N-PX. The voting record will also be available on the website of the U.S. Securities and Exchange Commission (“SEC”) at www.sec.gov.

A-2

EXHIBIT A

Statement of Policies and

Procedures for Proxy Voting

1.  Introduction

As a registered investment adviser, AllianceBernstein L.P. (“AllianceBernstein”, “we” or “us”) has a fiduciary duty to act solely in the best interests of our clients. We recognize that this duty requires us to vote client securities in a timely manner and make voting decisions that are intended to maximize long-term shareholder value. Generally, our clients’ objective is to maximize the financial return of their portfolios within appropriate risk parameters. We have long recognized that environmental, social and governance (“ESG”) issues can impact the performance of investment portfolios. Accordingly, we have sought to integrate ESG factors into our investment process to the extent that the integration of such factors is consistent with our fiduciary duty to help our clients achieve their investment objectives and protect their economic interests. For additional information regarding our ESG policies and practices, please refer to our firm’s Statement of Policy Regarding Responsible Investment.

We consider ourselves shareholder advocates and take this responsibility very seriously. Consistent with our commitments, we will disclose our clients’ voting records only to them and as required by mutual fund vote disclosure regulations. In addition, our Proxy Committee may, after careful consideration, choose to respond to surveys so long as doing so does not compromise confidential voting.

This statement is intended to comply with Rule 206(4)-6 of the Investment Advisers Act of 1940. It sets forth our policies and procedures for voting proxies for our discretionary investment advisory clients, including investment companies registered under the Investment Company Act of 1940. This statement applies to AllianceBernstein’s investment groups investing on behalf of clients in both U.S. and non- U.S. securities.

2.   Proxy Policies

Our proxy voting policies are principle-based rather than rules-based. We adhere to a core set of principles that are described in this Statement and in our Proxy Voting Manual. We assess each proxy proposal in light of those principles. Our proxy voting “litmus test” will always be what we view as most likely to maximize long-term shareholder value. We believe that authority and accountability for setting and executing corporate policies, goals and compensation should generally rest with the board of directors and senior management. In return, we support strong investor rights that allow shareholders to hold directors and management accountable if they fail to act in the best interests of shareholders. In addition, if we determine that ESG issues that arise with respect to an issuer’s past, current or anticipated behaviors are, or are reasonably likely to become, material to its future earnings, we address these concerns in our proxy voting and engagement.

Statement of Policies and Procedures for Proxy Voting March 2013	1

This statement is designed to be responsive to the wide range of proxy voting subjects that can have a significant effect on the investment value of the securities held in our clients’ accounts. These policies are not exhaustive due to the variety of proxy voting issues that we may be required to consider. AllianceBernstein reserves the right to depart from these guidelines in order to make voting decisions that are in our clients’ best interests. In reviewing proxy issues, we will apply the following general policies:

2.1.  Corporate Governance

We recognize the importance of good corporate governance in our proxy voting policies and engagement practices in ensuring that management and the board of directors fulfill their obligations to shareholders. We favor proposals promoting transparency and accountability within a company. We support the appointment of a majority of independent directors on boards and key committees. Because we believe that good corporate governance requires shareholders to have a meaningful voice in the affairs of the company, we generally will support shareholder proposals which request that companies amend their by-laws to provide that director nominees be elected by an affirmative vote of a majority of the votes cast. Furthermore, we have written to the SEC in support of shareholder access to corporate proxy statements under specified conditions with the goal of serving the best interests of all shareholders.

2.2.  Elections of Directors

Unless there is a proxy fight for seats on the Board or we determine that there are other compelling reasons to oppose directors, we will vote in favor of the management proposed slate of directors. That said, we believe that directors have a duty to respond to shareholder actions that have received significant shareholder support. Therefore, we may vote against directors (or withhold votes for directors where plurality voting applies) who fail to act on key issues such as failure to implement proposals to declassify the board, failure to implement a majority vote requirement, failure to submit a rights plan to a shareholder vote or failure to act on tender offers where a majority of shareholders have tendered their shares. In addition, we will vote against directors who fail to attend at least seventy-five percent of board meetings within a given year without a reasonable excuse, and we may abstain or vote against directors of non-U.S. issuers where there is insufficient information about the nominees disclosed in the proxy statement. Also, we will generally not oppose directors who meet the definition of independence promulgated by the primary exchange on which the company’s shares are traded or set forth in the code we determine to be best practice in the country where the subject company is domiciled. Finally, because we believe that cumulative voting in single shareholder class structures provides a disproportionately large voice to minority shareholders in the affairs of a company, we will generally vote against such proposals and vote for management proposals seeking to eliminate cumulative voting. However, in dual class structures (such as A&B shares) where the shareholders with a majority economic interest have a minority voting interest, we will generally vote in favor of cumulative voting.

2.3.  Appointment of Auditors

AllianceBernstein believes that the company is in the best position to choose its auditors, so we will generally support management’s recommendation. However, we recognize that there are inherent conflicts when a company’s independent auditor performs substantial non-audit services for the company. The Sarbanes-Oxley Act of 2002 prohibits certain categories of services by auditors to U.S. issuers, making this issue less prevalent in the U.S. Nevertheless, in reviewing a proposed auditor, we will consider the fees paid for non-audit services relative to total fees and whether there are other reasons for us to question the independence or performance of the auditors.

2.4.  Changes in Legal and Capital Structure

Changes in a company’s charter, articles of incorporation or by-laws are often technical and administrative in nature. Absent a compelling reason to the contrary, AllianceBernstein will cast its votes in accordance with management’s recommendations on such proposals. However, we will review and analyze on a case-by-case basis any non-routine proposals that are likely to affect the structure and operation of the company or have a material economic effect on the company. For example, we will generally support proposals to increase authorized common stock when it is necessary to implement a stock split, aid in a restructuring or acquisition, or provide a sufficient number of shares for an employee savings plan, stock option plan or executive compensation plan. However, a satisfactory explanation of a company’s intentions must be disclosed in the proxy statement for proposals requesting an increase of greater than 100% of the shares outstanding. We will oppose increases in

Statement of Policies and Procedures for Proxy Voting March 2013	2

authorized common stock where there is evidence that the shares will be used to implement a poison pill or another form of anti-takeover device. We will support shareholder proposals that seek to eliminate dual class voting structures.

2.5.  Corporate Restructurings, Mergers and Acquisitions

AllianceBernstein believes proxy votes dealing with corporate reorganizations are an extension of the investment decision. Accordingly, we will analyze such proposals on a case-by-case basis, weighing heavily the views of our research analysts that cover the company and our investment professionals managing the portfolios in which the stock is held.

2.6.  Proposals Affecting Shareholder Rights

AllianceBernstein believes that certain fundamental rights of shareholders must be protected. We will generally vote in favor of proposals that give shareholders a greater voice in the affairs of the company and oppose any measure that seeks to limit those rights. However, when analyzing such proposals we will weigh the financial impact of the proposal against the impairment of shareholder rights.

2.7.  Anti-Takeover Measures

AllianceBernstein believes that measures that impede corporate transactions (such as takeovers) or entrench management not only infringe on the rights of shareholders but may also have a detrimental effect on the value of the company. Therefore, we will generally oppose proposals, regardless of whether they are advanced by management or shareholders, when their purpose or effect is to entrench management or excessively or inappropriately dilute shareholder ownership. Conversely, we support proposals that would restrict or otherwise eliminate anti-takeover or anti-shareholder measures that have already been adopted by corporate issuers. For example, we will support shareholder proposals that seek to require the company to submit a shareholder rights plan to a shareholder vote. We will evaluate, on a case-by-case basis, proposals to completely redeem or eliminate such plans. Furthermore, we will generally oppose proposals put forward by management (including the authorization of blank check preferred stock, classified boards and supermajority vote requirements) that appear to be anti-shareholder or intended as management entrenchment mechanisms.

2.8.  Executive Compensation

AllianceBernstein believes that company management and the compensation committee of the board of directors should, within reason, be given latitude to determine the types and mix of compensation and benefits offered to company employees. Whether proposed by a shareholder or management, we will review proposals relating to executive compensation plans on a case-by-case basis to ensure that the long-term interests of management and shareholders are properly aligned. In general, we will analyze the proposed plan to ensure that shareholder equity will not be excessively diluted taking into account shares available for grant under the proposed plan as well as other existing plans. We generally will oppose plans that allow stock options to be granted with below market value exercise prices on the date of issuance or permit re-pricing of underwater stock options without shareholder approval. Other factors such as the company’s performance and industry practice will generally be factored into our analysis. In markets where remuneration reports or advisory votes on executive compensation are not required for all companies, we will generally support shareholder proposals asking the board to adopt a policy (i.e., “say on pay”) that the company’s shareholders be given the opportunity to vote on an advisory resolution to approve the compensation practices of the company. Although “say on pay” votes are by nature only broad indications of shareholder views, they do lead to more compensation-related dialogue between management and shareholders and help ensure that management and shareholders meet their common objective: maximizing the value of the company. In markets where votes to approve remuneration reports or advisory votes on executive compensation are required, we review the compensation practices on a case-by-case basis. With respect to companies that have received assistance through government programs such as TARP, we will generally oppose shareholder proposals that seek to impose greater executive compensation restrictions on subject companies than are required under the applicable program because such restrictions could create a competitive disadvantage for the subject company. We believe the U.S. Securities and Exchange Commission (“SEC”) took appropriate steps to ensure more complete and transparent disclosure of executive compensation when it issued modified executive compensation and corporate governance disclosure rules in 2006 and February 2010. Therefore, while we will consider them on a case-by-case basis, we generally vote against shareholder proposals seeking additional

Statement of Policies and Procedures for Proxy Voting March 2013	3

disclosure of executive and director compensation, including proposals that seek to specify the measurement of performance-based compensation, if the company is subject to SEC rules. We will support requiring a shareholder vote on management proposals to provide severance packages that exceed 2.99 times the sum of an executive officer’s base salary plus bonus that are triggered by a change in control. Finally, we will support shareholder proposals requiring a company to expense compensatory employee stock options (to the extent the jurisdiction in which the company operates does not already require it) because we view this form of compensation as a significant corporate expense that should be appropriately accounted for.

2.9.  ESG

We are appointed by our clients as an investment manager with a fiduciary responsibility to help them achieve their investment objectives over the long term. Generally, our clients’ objective is to maximize the financial return of their portfolios within appropriate risk parameters. We have long recognized that ESG issues can impact the performance of investment portfolios. Accordingly, we have sought to integrate ESG factors into our investment and proxy voting processes to the extent that the integration of such factors is consistent with our fiduciary duty to help our clients achieve their investment objectives and protect their economic interests. For additional information regarding our approach to incorporating ESG issues in our investment and decision-making processes, please refer to our RI Policy, which is attached to this Statement as an Exhibit.

Shareholder proposals relating to environmental, social (including political) and governance issues often raise complex and controversial issues that may have both a financial and non-financial effect on the company. And while we recognize that the effect of certain policies on a company may be difficult to quantify, we believe it is clear that they do affect the company’s long-term performance. Our position in evaluating these proposals is founded on the principle that we are a fiduciary. As such, we carefully consider any factors that we believe could affect a company’s long-term investment performance (including ESG issues) in the course of our extensive fundamental, company- specific research and engagement, which we rely on in making our investment and proxy voting decisions. Maximizing long-term shareholder value is our overriding concern when evaluating these matters, so we consider the impact of these proposals on the future earnings of the company. In so doing, we will balance the assumed cost to a company of implementing one or more shareholder proposals against the positive effects we believe implementing the proposal may have on long-term shareholder value.

3.  Proxy Voting Procedures

3.1.  Engagement

In evaluating proxy issues and determining our votes, we welcome and seek out the points of view of various parties. Internally, the Proxy Committee may consult chief investment officers, directors of research, research analysts across our value and growth equity platforms, portfolio managers in whose managed accounts a stock is held and/or other Investment Policy Group members. Externally, the Proxy Committee may consult company management, company directors, interest groups, shareholder activists and research providers. If we believe an ESG issue is, or is reasonably likely to become, material, we engage a company’s management to discuss the relevant issues.

3.2.  Conflicts of Interest

AllianceBernstein recognizes that there may be a potential conflict of interest when we vote a proxy solicited by an issuer whose retirement plan we manage or administer, who distributes AllianceBernstein-sponsored mutual funds, or with whom we have, or one of our employees has, a business or personal relationship that may affect (or may be reasonably viewed as affecting) how we vote on the issuer’s proxy. Similarly, AllianceBernstein may have a potentially material conflict of interest when deciding how to vote on a proposal sponsored or supported by a shareholder group that is a client. We believe that centralized management of proxy voting, oversight by the Proxy Committee and adherence to these policies ensures that proxies are voted based solely on our clients’ best interests. Additionally, we have implemented procedures to ensure that our votes are not the product of a material conflict of interest, including: (i) on an annual basis, the Proxy Committee taking reasonable steps to evaluate (A) the nature of AllianceBernstein’s and our employees’ material business and personal relationships (and those of our affiliates) with any company whose equity securities are held in client accounts and (B) any client that has sponsored or has a material interest in a proposal upon which we will be eligible to vote; (ii) requiring anyone involved in the decision making process to disclose to the Chair of the Proxy Committee any potential conflict that

Statement of Policies and Procedures for Proxy Voting March 2013	4

he or she is aware of (including personal relationships) and any contact that he or she has had with any interested party regarding a proxy vote; (iii) prohibiting employees involved in the decision making process or vote administration from revealing how we intend to vote on a proposal in order to reduce any attempted influence from interested parties; and (iv) where a material conflict of interests exists, reviewing our proposed vote by applying a series of objective tests and, where necessary, considering the views of third party research services to ensure that our voting decision is consistent with our clients’ best interests.

Because under certain circumstances AllianceBernstein considers the recommendation of third party research services, the Proxy Committee takes reasonable steps to verify that any third party research service is, in fact, independent taking into account all of the relevant facts and circumstances. This includes reviewing the third party research service’s conflict management procedures and ascertaining, among other things, whether the third party research service (i) has the capacity and competency to adequately analyze proxy issues, and (ii) can make recommendations in an impartial manner and in the best interests of our clients.

3.3.  Proxies of Certain Non-U.S. Issuers

Proxy voting in certain countries requires “share blocking.” Shareholders wishing to vote their proxies must deposit their shares shortly before the date of the meeting with a designated depositary. During this blocking period, shares that will be voted at the meeting cannot be sold until the meeting has taken place and the shares are returned to the clients’ custodian banks. Absent compelling reasons to the contrary, AllianceBernstein believes that the benefit to the client of exercising the vote is outweighed by the cost of voting (i.e., not being able to sell the shares during this period). Accordingly, if share blocking is required we generally choose not to vote those shares.

AllianceBernstein seeks to vote all proxies for securities held in client accounts for which we have proxy voting authority. However, in non- US markets, administrative issues beyond our control may at times prevent AllianceBernstein from voting such proxies. For example, AllianceBernstein may receive meeting notices after the cut-off date for voting or without sufficient time to fully consider the proxy. As another example, certain markets require periodic renewals of powers of attorney that local agents must have from our clients prior to implementing AllianceBernstein’s voting instructions.

3.4.  Loaned Securities

Many clients of AllianceBernstein have entered into securities lending arrangements with agent lenders to generate additional revenue. AllianceBernstein will not be able to vote securities that are on loan under these types of arrangements. However, under rare circumstances, for voting issues that may have a significant impact on the investment, we may request that clients recall securities that are on loan if we determine that the benefit of voting outweighs the costs and lost revenue to the client or fund and the administrative burden of retrieving the securities.

3.5.  Proxy Committee

We have formed a Proxy Committee, which includes investment professionals from both our growth and value equities teams, which is directly involved in the decision-making process to ensure that our votes are guided by the investment professionals who are most familiar with a given company. The Proxy Committee establishes general proxy policies for AllianceBernstein and considers specific proxy voting matters as necessary. The Proxy Committee periodically reviews these policies and new types of environmental, social and governance issues, and decides how we should vote on proposals not covered by these policies. When a proxy vote cannot be clearly decided by an application of our stated policy, the Proxy Committee will evaluate the proposal. In addition, the Proxy Committee, in conjunction with the analyst that covers the company, may contact corporate management, interested shareholder groups and others as necessary to discuss proxy issues.

Different investment philosophies may occasionally result in different conclusions being drawn regarding certain proposals and, in turn, may result in the Proxy Committee making different voting decisions on the same proposal for value and growth holdings. Nevertheless, the Proxy Committee always votes proxies with the goal of maximizing the value of the securities in client portfolios.

Statement of Policies and Procedures for Proxy Voting March 2013	5

It is the responsibility of the Proxy Committee to evaluate and maintain proxy voting procedures and guidelines, to evaluate proposals and issues not covered by these guidelines, to evaluate proxies where we face a potential conflict of interest (as discussed in section 3.2), to consider changes in policy and to review the Proxy Voting Statement and the Proxy Voting Manual no less frequently than annually. In addition, the Proxy Committee meets as necessary to address special situations.

Members of the Proxy Committee include senior investment personnel and representatives of the Legal and Compliance Department. The Proxy Committee is chaired by Linda Giuliano, Senior Vice President and Chief Administrative Officer-Equities.

Proxy Committee

Vincent DuPont:

SVP-Equities

Linda Giuliano:

SVP-Equities

David Lesser: VP-Legal

Mark Manley: SVP-Legal

Anthony Rizzi: VP-Operations

Andrew Weiner: SVP-Equities

3.6.  Proxy Voting Records

Clients may obtain information about how we voted proxies on their behalf by contacting their AllianceBernstein administrative representative. Alternatively, clients may make a written request for proxy voting information to: Mark R. Manley, Senior Vice President & Chief Compliance Officer, AllianceBernstein L.P., 1345 Avenue of the Americas, New York, NY 10105.

[FOR U.S. MUTUAL FUNDS]

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AllianceBernstein’s web site at www.alliancebernstein.com, go to the Securities and Exchange Commission’s web site at www.sec.gov or call AllianceBernstein at (800) 227-4618.

Statement of Policies and Procedures for Proxy Voting March 2013	6

AMERICAN CENTURY INVESTMENTS	Proxy Voting Policies

EXHIBIT B

American Century Investments

PROXY VOTING POLICIES

American Century Investment Management, Inc. (the “Advisor”) is the investment manager for a variety of advisory clients, including the American Century family of mutual funds. In such capacity, the Advisor has been delegated the authority to vote proxies with respect to investments held in the accounts it manages. The following is a statement of the proxy voting policies that have been adopted by the Advisor. In the exercise of proxy voting authority which has been delegated to it by particular clients, the Advisor will apply the following policies in accordance with, and subject to, any specific policies that have been adopted by the client and communicated to and accepted by the Advisor in writing.

A. General Principles

In providing the service of voting client proxies, the Advisor is guided by general fiduciary principles, must act prudently, solely in the interest of its clients, and must not subordinate client interests to unrelated objectives. Except as otherwise indicated in these Policies, the Advisor will vote all proxies with respect to investments held in the client accounts it manages. The Advisor will attempt to consider all factors of its vote that could affect the value of the investment.

Although in most instances the Advisor will vote proxies consistently across all client accounts, the votes will be based on the best interests of each client. As a result, accounts managed by the Advisor may at times vote differently on the same proposals. Examples of when an account’s vote might differ from other accounts managed by the Advisor include, but are not limited to, proxy contests and proposed mergers. In short, the Advisor will vote proxies in the manner that it believes will do the most to maximize shareholder value.

B. Specific Proxy Matters

1.	Routine Matters

a.	Election of Directors

(1)

Generally. The Advisor will generally support the election of directors that result in a board made up of a majority of independent directors. In general, the Advisor will vote in favor of management’s director nominees if they are running unopposed. The Advisor believes that management is in the best possible position to evaluate the qualifications of directors and the needs and dynamics of a particular board. The Advisor of course maintains the ability to vote against any candidate whom it feels is not qualified or if there are specific concerns about the individual, such as allegations of criminal wrongdoing or breach of fiduciary responsibilities. Additional information the Advisor may consider concerning director nominees include, but is not limited to, whether (1) there is an adequate explanation for repeated absences at board meetings,

AMERICAN CENTURY INVESTMENTS	Proxy Voting Policies

(2) the nominee receives non-board fee compensation, or (3) there is a family relationship between the nominee and the company’s chief executive officer or controlling shareholder. When management’s nominees are opposed in a proxy contest, the Advisor will evaluate which nominees’ publicly-announced management policies and goals are most likely to maximize shareholder value, as well as the past performance of the incumbents.

(2)	Committee Service. The Advisor will withhold votes for non-independent directors who serve on the audit, compensation, and/or nominating committees of the board.

(3)	Classification of Boards. The Advisor will support proposals that seek to declassify boards. Conversely, the Advisor will oppose efforts to adopt classified board structures.

(4)	Majority Independent Board. The Advisor will support proposals calling for a majority of independent directors on a board. The Advisor believes that a majority of independent directors can help to facilitate objective decision making and enhances accountability to shareholders.

(5)	Majority Vote Standard for Director Elections. The Advisor will vote in favor of proposals calling for directors to be elected by an affirmative majority of the votes cast in a board election, provided that the proposal allows for a plurality voting standard in the case of contested elections. The Advisor may consider voting against such shareholder proposals where a company’s board has adopted an alternative measure, such as a director resignation policy, that provides a meaningful alternative to the majority voting standard and appropriately addresses situations where an incumbent director fails to receive the support of the majority of the votes cast in an uncontested election.

(6)	Withholding Campaigns. The Advisor will support proposals calling for shareholders to withhold votes for directors where such actions will advance the principles set forth in paragraphs (1) through (5) above.

b.	Ratification of Selection of Auditors

The Advisor will generally rely on the judgment of the issuer’s audit committee in selecting the independent auditors who will provide the best service to the company. The Advisor believes that independence of the auditors is paramount and will vote against auditors whose independence appears to be impaired. The Advisor will vote against proposed auditors in those circumstances where (1) an auditor has a financial interest in or association with the company, and is therefore not independent; (2) non-audit fees comprise more than 50% of the total fees paid by the company to the audit firm; or (3) there is reason to believe that the independent auditor has previously rendered an opinion to the issuer that is either inaccurate or not indicative of the company’s financial position.

AMERICAN CENTURY INVESTMENTS	Proxy Voting Policies

2.	Compensation Matters

a.	Executive Compensation

(1)	Advisory Vote on Compensation. The Advisor believes there are more effective ways to convey concerns about compensation than through an advisory vote on compensation (such as voting against specific excessive incentive plans or withholding votes from compensation committee members). The Advisor will consider and vote on a case-by-case basis on say-on-pay proposals and will generally support management proposals unless specific concerns exist, including if the Advisor concludes that executive compensation is (i) misaligned with shareholder interests, (ii) unreasonable in amount, or (iii) not in the aggregate meaningfully tied to the company’s performance.

(2)	Frequency of Advisory Votes on Compensation. The Advisor generally supports the triennial option for the frequency of say-on-pay proposals, but will consider management recommendations for an alternative approach.

b.	Equity Based Compensation Plans

The Advisor believes that equity-based incentive plans are economically significant issues upon which shareholders are entitled to vote. The Advisor recognizes that equity- based compensation plans can be useful in attracting and maintaining desirable employees. The cost associated with such plans must be measured if plans are to be used appropriately to maximize shareholder value. The Advisor will conduct a case-by-case analysis of each stock option, stock bonus or similar plan or amendment, and generally approve management’s recommendations with respect to adoption of or amendments to a company’s equity-based compensation plans, provided that the total number of shares reserved under all of a company’s plans is reasonable and not excessively dilutive.

The Advisor will review equity-based compensation plans or amendments thereto on a case-by-case basis. Factors that will be considered in the determination include the company’s overall capitalization, the performance of the company relative to its peers, and the maturity of the company and its industry; for example, technology companies often use options broadly throughout its employee base which may justify somewhat greater dilution.

Amendments which are proposed in order to bring a company’s plan within applicable legal requirements will be reviewed by the Advisor’s legal counsel; amendments to executive bonus plans to comply with IRS Section 162(m) disclosure requirements, for example, are generally approved.

The Advisor will generally vote against the adoption of plans or plan amendments that:

•	Provide for immediate vesting of all stock options in the event of a change of control of the company without reasonable safeguards against abuse (see “Anti-Takeover Proposals” below);

•

Reset outstanding stock options at a lower strike price unless accompanied by a corresponding and proportionate reduction in the number of shares designated. The Advisor will generally oppose adoption of stock option plans that explicitly or historically

AMERICAN CENTURY INVESTMENTS	Proxy Voting Policies

permit repricing of stock options, regardless of the number of shares reserved for issuance, since their effect is impossible to evaluate;

•	Establish restriction periods shorter than three years for restricted stock grants;

•	Do not reasonably associate awards to performance of the company; or

•	Are excessively dilutive to the company.

3.	Anti-Takeover Proposals

In general, the Advisor will vote against any proposal, whether made by management or shareholders, which the Advisor believes would materially discourage a potential acquisition or takeover. In most cases an acquisition or takeover of a particular company will increase share value. The adoption of anti-takeover measures may prevent or frustrate a bid from being made, may prevent consummation of the acquisition, and may have a negative effect on share price when no acquisition proposal is pending. The items below discuss specific anti-takeover proposals.

a.	Cumulative Voting

The Advisor will vote in favor of any proposal to adopt cumulative voting and will vote against any proposal to eliminate cumulative voting that is already in place, except in cases where a company has a staggered board. Cumulative voting gives minority shareholders a stronger voice in the company and a greater chance for representation on the board. The Advisor believes that the elimination of cumulative voting constitutes an anti-takeover measure.

b.	Staggered Board

If a company has a “staggered board,” its directors are elected for terms of more than one year and only a segment of the board stands for election in any year. Therefore, a potential acquiror cannot replace the entire board in one year even if it controls a majority of the votes. Although staggered boards may provide some degree of continuity and stability of leadership and direction to the board of directors, the Advisor believes that staggered boards are primarily an anti-takeover device and will vote against establishing them and for eliminating them. However, the Advisor does not necessarily vote against the re-election of directors serving on staggered boards.

c.	“Blank Check” Preferred Stock

Blank check preferred stock gives the board of directors the ability to issue preferred stock, without further shareholder approval, with such rights, preferences, privileges and restrictions as may be set by the board. In response to a hostile takeover attempt, the board could issue such stock to a friendly party or “white knight” or could establish conversion or other rights in the preferred stock which would dilute the common stock and make an acquisition impossible or less attractive. The argument in favor of blank check preferred stock is that it gives the board flexibility in pursuing financing, acquisitions or other proper corporate purposes without incurring the time or expense of a shareholder vote. Generally,

AMERICAN CENTURY INVESTMENTS	Proxy Voting Policies

the Advisor will vote against blank check preferred stock. However, the Advisor may vote in favor of blank check preferred if the proxy statement discloses that such stock is limited to use for a specific, proper corporate objective as a financing instrument.

d.	Elimination of Preemptive Rights

When a company grants preemptive rights, existing shareholders are given an opportunity to maintain their proportional ownership when new shares are issued. A proposal to eliminate preemptive rights is a request from management to revoke that right.

While preemptive rights will protect the shareholder from having its equity diluted, it may also decrease a company’s ability to raise capital through stock offerings or use stock for acquisitions or other proper corporate purposes. Preemptive rights may therefore result in a lower market value for the company’s stock. In the long term, shareholders could be adversely affected by preemptive rights. The Advisor generally votes against proposals to grant preemptive rights, and for proposals to eliminate preemptive rights.

e.	Non-targeted Share Repurchase

A non-targeted share repurchase is generally used by company management to prevent the value of stock held by existing shareholders from deteriorating. A non-targeted share repurchase may reflect management’s belief in the favorable business prospects of the company. The Advisor finds no disadvantageous effects of a non-targeted share repurchase and will generally vote for the approval of a non-targeted share repurchase subject to analysis of the company’s financial condition.

f.	Increase in Authorized Common Stock

The issuance of new common stock can also be viewed as an anti-takeover measure, although its effect on shareholder value would appear to be less significant than the adoption of blank check preferred. The Advisor will evaluate the amount of the proposed increase and the purpose or purposes for which the increase is sought. If the increase is not excessive and is sought for proper corporate purposes, the increase will be approved. Proper corporate purposes might include, for example, the creation of additional stock to accommodate a stock split or stock dividend, additional stock required for a proposed acquisition, or additional stock required to be reserved upon exercise of employee stock option plans or employee stock purchase plans. Generally, the Advisor will vote in favor of an increase in authorized common stock of up to 100%; increases in excess of 100% are evaluated on a case-by-case basis, and will be voted affirmatively if management has provided sound justification for the increase.

g.	“Supermajority” Voting Provisions or Super Voting Share Classes

A “supermajority” voting provision is a provision placed in a company’s charter documents which would require a “supermajority” (ranging from 66 to 90%) of shareholders and shareholder votes to approve any type of acquisition of the company. A super voting share class grants one class of shareholders a greater per-share vote than those of shareholders of other voting classes. The Advisor believes that these are standard anti-takeover

AMERICAN CENTURY INVESTMENTS	Proxy Voting Policies

measures and will generally vote against them. The supermajority provision makes an acquisition more time-consuming and expensive for the acquiror. A super voting share class favors one group of shareholders disproportionately to economic interest. Both are often proposed in conjunction with other anti-takeover measures.

h.	“Fair Price” Amendments

This is another type of charter amendment that would require an offeror to pay a “fair” and uniform price to all shareholders in an acquisition. In general, fair price amendments are designed to protect shareholders from coercive, two-tier tender offers in which some shareholders may be merged out on disadvantageous terms. Fair price amendments also have an anti-takeover impact, although their adoption is generally believed to have less of a negative effect on stock price than other anti-takeover measures. The Advisor will carefully examine all fair price proposals. In general, the Advisor will vote against fair price proposals unless the Advisor concludes that it is likely that the share price will not be negatively affected and the proposal will not have the effect of discouraging acquisition proposals.

i.	Limiting the Right to Call Special Shareholder Meetings.

The corporation statutes of many states allow minority shareholders at a certain threshold level of ownership (frequently 10%) to call a special meeting of shareholders. This right can be eliminated (or the threshold increased) by amendment to the company’s charter documents. The Advisor believes that the right to call a special shareholder meeting is significant for minority shareholders; the elimination of such right will be viewed as an anti-takeover measure and the Advisor will generally vote against proposals attempting to eliminate this right and for proposals attempting to restore it.

j.	Poison Pills or Shareholder Rights Plans

Many companies have now adopted some version of a poison pill plan (also known as a shareholder rights plan). Poison pill plans generally provide for the issuance of additional equity securities or rights to purchase equity securities upon the occurrence of certain hostile events, such as the acquisition of a large block of stock.

The basic argument against poison pills is that they depress share value, discourage offers for the company and serve to “entrench” management. The basic argument in favor of poison pills is that they give management more time and leverage to deal with a takeover bid and, as a result, shareholders may receive a better price. The Advisor believes that the potential benefits of a poison pill plan are outweighed by the potential detriments. The Advisor will generally vote against all forms of poison pills.

The Advisor will, however, consider on a case-by-case basis poison pills that are very limited in time and preclusive effect. The Advisor will generally vote in favor of such a poison pill if it is linked to a business strategy that will – in our view – likely result in greater value for shareholders, if the term is less than three years, and if shareholder approval is required to reinstate the expired plan or adopt a new plan at the end of this term.

AMERICAN CENTURY INVESTMENTS	Proxy Voting Policies

k.	Golden Parachutes

Golden parachute arrangements provide substantial compensation to executives who are terminated as a result of a takeover or change in control of their company. The existence of such plans in reasonable amounts probably has only a slight anti-takeover effect. In voting, the Advisor will evaluate the specifics of the plan presented.

l.	Reincorporation

Reincorporation in a new state is often proposed as one part of a package of anti-takeover measures. Several states (such as Pennsylvania, Ohio and Indiana) now provide some type of legislation that greatly discourages takeovers. Management believes that Delaware in particular is beneficial as a corporate domicile because of the well-developed body of statutes and case law dealing with corporate acquisitions.

The Advisor will examine reincorporation proposals on a case-by-case basis. Generally, if the Advisor believes that the reincorporation will result in greater protection from takeovers, the reincorporation proposal will be opposed. The Advisor will also oppose reincorporation proposals involving jurisdictions that specify that directors can recognize non-shareholder interests over those of shareholders. When reincorporation is proposed for a legitimate business purpose and without the negative effects identified above, the Advisor will generally vote affirmatively.

m.	Confidential Voting

Companies that have not previously adopted a “confidential voting” policy allow management to view the results of shareholder votes. This gives management the opportunity to contact those shareholders voting against management in an effort to change their votes.

Proponents of secret ballots argue that confidential voting enables shareholders to vote on all issues on the basis of merit without pressure from management to influence their decision. Opponents argue that confidential voting is more expensive and unnecessary; also, holding shares in a nominee name maintains shareholders’ confidentiality. The Advisor believes that the only way to insure anonymity of votes is through confidential voting, and that the benefits of confidential voting outweigh the incremental additional cost of administering a confidential voting system. Therefore, the Advisor will generally vote in favor of any proposal to adopt confidential voting.

n.	Opting In or Out of State Takeover Laws

State takeover laws typically are designed to make it more difficult to acquire a corporation organized in that state. The Advisor believes that the decision of whether or not to accept or reject offers of merger or acquisition should be made by the shareholders, without unreasonably restrictive state laws that may impose ownership thresholds or waiting periods on potential acquirors. Therefore, the Advisor will generally vote in favor of opting out of restrictive state takeover laws.

AMERICAN CENTURY INVESTMENTS	Proxy Voting Policies

4.	Transaction Related Proposals

The Advisor will review transaction related proposals, such as mergers, acquisitions, and corporate reorganizations, on a case-by-case basis, taking into consideration the impact of the transaction on each client account. In some instances, such as the approval of a proposed merger, a transaction may have a differential impact on client accounts depending on the securities held in each account. For example, whether a merger is in the best interest of a client account may be influenced by whether an account holds, and in what proportion, the stock of both the acquirer and the acquiror. In these circumstances, the Advisor may determine that it is in the best interests of the accounts to vote the accounts’ shares differently on proposals related to the same transaction.

5.	Other Matters

a.	Shareholder Proposals Involving Social, Moral or Ethical Matters

The Advisor will generally vote in accordance with management’s recommendation on issues that primarily involve social, moral or ethical matters, such as the MacBride Principles pertaining to operations in Northern Ireland. While the resolution of such issues may have an effect on shareholder value, the precise economic effect of such proposals, and individual shareholder’s preferences regarding such issues, is often unclear. Where this is the case, the Advisor believes it is generally impossible to know how to vote in a manner that would accurately reflect the views of the Advisor’s clients, and therefore will review management’s assessment of the economic effect of such proposals and rely upon it if the Advisor believes its assessment is not unreasonable.

Shareholders may also introduce social, moral or ethical proposals which are the subject of existing law or regulation. Examples of such proposals would include a proposal to require disclosure of a company’s contributions to political action committees or a proposal to require a company to adopt a non-smoking workplace policy. The Advisor believes that such proposals are better addressed outside the corporate arena, and will generally vote with management’s recommendation; in addition, the Advisor will generally vote against any proposal which would require a company to adopt practices or procedures which go beyond the requirements of existing, directly applicable law.

b.	Anti-Greenmail Proposals

“Anti-greenmail” proposals generally limit the right of a corporation, without a shareholder vote, to pay a premium or buy out a 5% or greater shareholder. Management often argues that they should not be restricted from negotiating a deal to buy out a significant shareholder at a premium if they believe it is in the best interest of the company. Institutional shareholders generally believe that all shareholders should be able to vote on such a significant use of corporate assets. The Advisor believes that any repurchase by the company at a premium price of a large block of stock should be subject to a shareholder vote. Accordingly, it will generally vote in favor of anti-greenmail proposals.

AMERICAN CENTURY INVESTMENTS	Proxy Voting Policies

c.	Indemnification

The Advisor will generally vote in favor of a corporation’s proposal to indemnify its officers and directors in accordance with applicable state law. Indemnification arrangements are often necessary in order to attract and retain qualified directors. The adoption of such proposals appears to have little effect on share value.

d.	Non-Stock Incentive Plans

Management may propose a variety of cash-based incentive or bonus plans to stimulate employee performance. In general, the cash or other corporate assets required for most incentive plans is not material, and the Advisor will vote in favor of such proposals, particularly when the proposal is recommended in order to comply with IRC Section 162(m) regarding salary disclosure requirements. Case-by-case determinations will be made of the appropriateness of the amount of shareholder value transferred by proposed plans.

e.	Director Tenure

These proposals ask that age and term restrictions be placed on the board of directors. The Advisor believes that these types of blanket restrictions are not necessarily in the best interests of shareholders and therefore will vote against such proposals, unless they have been recommended by management.

f.	Directors’ Stock Options Plans

The Advisor believes that stock options are an appropriate form of compensation for directors, and the Advisor will generally vote for director stock option plans which are reasonable and do not result in excessive shareholder dilution. Analysis of such proposals will be made on a case-by-case basis, and will take into account total board compensation and the company’s total exposure to stock option plan dilution.

g.	Director Share Ownership

The Advisor will generally vote against shareholder proposals which would require directors to hold a minimum number of the company’s shares to serve on the Board of Directors, in the belief that such ownership should be at the discretion of Board members.

h.	Non-U.S. Proxies

The Advisor will generally evaluate non-U.S. proxies in the context of the voting policies expressed herein but will also, where feasible, take into consideration differing laws and regulations in the relevant foreign market in determining if and how to vote. There may be circumstances when practicalities and costs involved with non-U.S. investing make it disadvantageous to vote shares. For instance, the Advisor generally does not vote proxies in circumstances where share blocking restrictions apply, when meeting attendance is required in person, or when current share ownership disclosure is required.

AMERICAN CENTURY INVESTMENTS	Proxy Voting Policies

C. Use of Proxy Advisory Services

The Advisor takes into account information from many different sources, including independent proxy advisory services. However, the decision on how to vote proxies will be made by the Advisor in accordance with these policies and will not be delegated to a proxy advisory service.

D. Monitoring Potential Conflicts of Interest

Corporate management has a strong interest in the outcome of proposals submitted to shareholders. As a consequence, management often seeks to influence large shareholders to vote with their recommendations on particularly controversial matters. In the vast majority of cases, these communications with large shareholders amount to little more than advocacy for management’s positions and give the Advisor’s staff the opportunity to ask additional questions about the matter being presented. Companies with which the Advisor has direct business relationships could theoretically use these relationships to attempt to unduly influence the manner in which the Advisor votes on matters for its clients. To ensure that such a conflict of interest does not affect proxy votes cast for the Advisor’s clients, our proxy voting personnel regularly catalog companies with whom the Advisor has significant business relationships; all discretionary (including case-by-case) voting for these companies will be voted by the client or an appropriate fiduciary responsible for the client (e.g., a committee of the independent directors of a fund or the trustee of a retirement plan).

In addition, to avoid any potential conflict of interest that may arise when one American Century mutual fund owns shares of another American Century mutual fund, the Advisor will “echo vote” such shares, if possible. Echo voting means the Advisor will vote the shares in the same proportion as the vote of all of the other holders of the fund’s shares. So, for example, if shareholders of a fund cast 80% of their votes in favor of a proposal and 20% against the proposal, any American Century fund that owns shares of such fund will cast 80% of its shares in favor of the proposal and 20% against. When this is not possible (as in the case of the “NT” funds, where the One Choice Target Date funds are the sole shareholder), the shares of the underlying fund (e.g. the “NT” fund) will be voted in the same proportion as the vote of the shareholders of the corresponding American Century policy portfolio for proposals common to both funds. For example, NT Growth Fund shares will be echo voted in accordance with the votes of the Growth Fund shareholders. In the case where the policy portfolio does not have a common proposal, shares will be voted in consultation with a committee of the independent directors.

************************************************************

The voting policies expressed above are of course subject to modification in certain circumstances and will be reexamined from time to time. With respect to matters that do not fit in the categories stated above, the Advisor will exercise its best judgment as a fiduciary to vote in the manner which will most enhance shareholder value.

Case-by-case determinations will be made by the Advisor’s staff, which is overseen by the General Counsel of the Advisor, in consultation with equity managers. Electronic records will be kept of all votes made.

EXHIBIT C

COHEN & STEERS

GLOBAL PROXY VOTING

Procedures and Guidelines

Last Updated:

March 2014

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Part I: Proxy Voting Procedures

Cohen & Steers Capital Management, Inc. and its affiliated investment advisors (collectively, “Cohen & Steers”) may be granted by its clients the authority to vote the proxies of securities held in client portfolios. In such cases, Cohen & Steers’ objective is to vote proxies in the best interests of its clients. To further this objective, Cohen & Steers has adopted these proxy voting procedures (the “Procedures”).

These procedures also contain detailed guidelines for voting proxies on specific types of issues (the “Guidelines”). The Guidelines, which are contained in Part II of this Proxy Voting Procedures and Guidelines, have been developed and approved by the Proxy Committee (as defined below) with the objective of encouraging corporate action that enhances shareholder value. Because proxy proposals and individual company facts and circumstances may vary, Cohen & Steers may not always vote proxies in accordance with the Guidelines.

A. Proxy Committee

Cohen & Steers’ internal proxy voting committee (the “Proxy Committee”) is responsible for overseeing the proxy voting process and ensuring that Cohen & Steers meets its regulatory and corporate governance obligations for voting proxies.

The Proxy Committee is comprised of portfolio managers and research analysts from the various investment teams and members of the Legal and Compliance Department. A member or members of the Proxy Administration Group (as defined below) may also attend Proxy Committee meetings. In the event that any member is unable to participate in a meeting of the Proxy Committee, the member shall designate an appropriate individual to serve in his/her absence. The Proxy Committee shall meet at least semi-annually or more frequently as circumstances dictate. Any member has the right to call a meeting if he or she believes such a meeting is warranted.

The specific responsibilities of the Proxy Committee include, but are not limited to:

(i)	reviewing the Procedures to ensure consistency with internal policies and regulatory agency policies;

(ii)	reviewing the Guidelines and developing additional voting guidelines to assist in the review of proxy proposals;

(iii)	overseeing the vote on proposals according to the predetermined policies in the Guidelines; and

(iv)	directing the vote on proposals where there is a reason not to vote according to pre-determined policies in the Guidelines or where proposals require specific consideration and ensuring the reason for such a vote is properly documented.

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B. Proxy Administration Group

The Proxy Administration Group in the Investment Administration Department is responsible for communicating proxies to the respective portfolio manager and/or research analyst (herein, “Investment Personnel”) for consideration pursuant to the Guidelines. Investment Personnel who vote their proxies inconsistently with the Guidelines are required to document their rationale for the vote. The Proxy Administration Group is responsible for maintaining this documentation. The Proxy Administration Group is also responsible for maintaining documentation supporting any votes cast against management.

C. Proxy Voting Service

Cohen & Steers has retained an independent Proxy Voting Service to assist in the voting of proxies. The Proxy Voting Service is responsible for coordinating with clients’ custodians to ensure that all proxy materials received by the custodians relating to the clients’ portfolio securities are processed in a timely fashion. In addition, the Proxy Voting Service is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to Cohen & Steers upon request.

The Proxy Administration Group works with the Proxy Voting Service and is responsible for ensuring that proxy votes are properly recorded and that the requisite information regarding each proxy voting opportunity is maintained. The General Counsel of Cohen & Steers shall have overall responsibility for ensuring that Cohen  & Steers complies with all proxy voting requirements and procedures.

D. Conflicts of Interest

The U.S. Investment Advisers Act of 1940 requires that the proxy-voting procedures adopted and implemented by a U.S. investment advisor include procedures that address material conflicts of interest that may arise between the investment advisor’s interests and those of its clients. Examples of such material conflicts of interest that could arise include circumstances in which:

(i)	management of a client is soliciting proxies and failure to vote in favor of management may harm Cohen & Steers’ relationship with the client and materially impact Cohen & Steers’ business; or

(ii)	a personal or familial relationship between an employee or director at Cohen & Steers and management of an issuer could impact Cohen & Steers’ voting decision.

When a potential material conflict is identified, the Proxy Committee will evaluate the situation and determine whether an actual material conflict of interest exists. In the event the Proxy Committee determines that a material conflict does exist, the Proxy Committee shall make a recommendation on how Cohen & Steers shall vote the proxy.

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Depending on the nature of the material conflict of interest, the Proxy Committee, in the course of addressing the material conflict, may elect to take one or more of the following measures, or other appropriate action:

—	removing certain Cohen & Steers personnel from the proxy voting process;

—	“walling off” personnel with knowledge of the material conflict to ensure that such personnel do not influence the relevant proxy vote;

—	voting in accordance with the applicable Guidelines, if any, if the application of the Guidelines would objectively result in the casting of a proxy vote in a predetermined manner; or

—	deferring the vote to the Proxy Voting Service which will vote in accordance with its own recommendation.

E. Foreign Securities

Proxies relating to foreign securities are subject to these Procedures. In certain foreign jurisdictions, however, the voting of proxies can result in additional restrictions that have an economic impact or cost to the security. For example, certain countries restrict a shareholder’s ability to sell shares for a certain period of time if the shareholder votes proxies at a meeting (a practice known as “share-blocking”). In other instances, the costs of voting a proxy (i.e. being required to vote the meeting in person) may outweigh any benefit to the client if the proxy is voted.

In determining whether to vote proxies subject to such restrictions, the Investment Personnel responsible for the security shall consider a cost-benefit analysis and where the expected cost involved in voting exceeds the expected benefits of the vote, Cohen & Steers will generally abstain from voting the proxy.

F. Shares of Registered Investment Companies

Certain funds advised by Cohen & Steers may be structured as funds of funds and invest their assets primarily in other investment companies (the “Funds of Funds”). The Fund of Funds hold shares in the underlying funds and may be solicited to vote on matters pertaining to these underlying funds. With respect to any such matter, to comply with Section 12(d)(1)(F) of the 1940 Act, the Funds of Funds will vote their shares in any underlying fund in the same proportion as the vote of all other shareholders in that underlying fund (sometimes called “echo” or “proportionate” voting); provided, however, that in situations where proportionate voting is administratively impractical (i.e. proxy contests) the Fund of Funds will cast a vote or, in certain cases, not cast a vote, so long as the action taken does not have an effect on the outcome of the matter being voted upon different than if the Funds of Funds had proportionately voted. The above proportionate voting procedures do not apply to non-U.S. underlying funds held by the Funds of Funds. Proxies for non-U.S. funds are actively voted in accordance with the procedures set forth herein.

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G. Cohen & Steers Funds

The Board of Directors of the U.S. open- and closed-end funds managed by Cohen & Steers (“Cohen & Steers Funds”) has delegated to Cohen & Steers the responsibility for voting proxies on behalf of the Cohen & Steers Funds. As such, proxies relating to portfolio securities held by any Cohen & Steers Fund shall be voted in accordance with these Procedures and Guidelines. The Chief Compliance Officer, or her designee, shall make an annual presentation to the Board regarding these Procedures and Guidelines, including whether any revisions are recommended, and shall report to the Board at each regular, quarterly meeting with respect to any conflict of interest situation that arose regarding the proxy voting process.

H. Securities Lending

Certain Cohen & Steers Funds may participate in securities lending programs with various counterparties. Under most securities lending arrangements, proxy voting rights during the lending period generally are transferred to the borrower, and thus proxies received in connection with the securities on loan may not be voted by the lender unless the loan is recalled.

If a Fund participates in a securities lending program, Cohen & Steers will use its best efforts to recall certain securities on loan so that Cohen & Steers can vote proxies relating to such securities if Cohen & Steers determines that the votes involve matters that would have a material effect on the Fund’s investment in such loaned securities.

I. Subadvisor Oversight

Cohen &Steers may delegate proxy voting responsibility to subadvisors (“Subadvisors”) who provide day-to-day portfolio management for certain investments in the Fund(s). Cohen & Steers will seek to ensure that the Subadvisors maintain proxy voting policies and procedures that are reasonably designed to comply with applicable laws and regulations. Each Subadvisor who is responsible for voting proxies on behalf of a Fund will be required to maintain proxy voting policies and procedures that satisfy the following elements:

(i)	Written Policies and Procedures: The Subadvisor must maintain written proxy voting policies and procedures in accordance with applicable laws and regulations and must provide to Cohen & Steers upon request, copies of such policies and procedures.

(ii)	Fiduciary Duty: The Subadvisor’s policies and procedures must be reasonably designed to ensure that the Subadvisor votes client securities in the best interest of its clients.

(iii)	Conflicts of Interest: The Subadvisor’s policies and procedures must include appropriate procedures to identify and resolve as necessary all material proxy-related conflicts of interest between the Subadvisor (including its affiliates) and its clients before voting client proxies.

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(iv)	Voting Guidelines: The Subadvisor’s policies and procedures must address with reasonable specificity how the Subadvisor will vote proxies, or what factors it will take into account, when voting on particular types of matters, e.g., corporate governance proposals, compensation issues and matters involving social or corporate responsibility.

(v)	Monitoring Proxy Voting: The Subadvisor must have an established system and/or process that is reasonably designed to ensure that proxies are voted on behalf of its clients in a timely and efficient manner.

(vi)	Record Retention and Inspection: The Subadvisor must have an established system for creating and retaining all appropriate documentation relating to its proxy voting activities as required by applicable laws and regulations. The Subadvisor must provide to Cohen & Steers such information and records with respect to proxies relating to the Fund’s securities as required by law and as Cohen & Steers may reasonably request.

J. Recordkeeping

Cohen & Steers is required to maintain and preserve in an easily accessible place for a period of not less than five years, the first two years in an appropriate office of Cohen & Steers, the following records:

(i)	Copies of all proxy voting policies and procedures

(ii)	A copy of each proxy statement that Cohen & Steers receives regarding client securities.

(iii)	A record of each vote cast by the Cohen & Steers on behalf of a client.

(iv)	A copy of any document created by Cohen & Steers that was material to making a decision on how to vote proxies on behalf of a client or that memorializes the basis for that decision.

(v)	A copy of each written client request for information on how Cohen & Steers voted proxies on behalf of the client, and a copy of any written response by Cohen & Steers (written or oral) to any client request for information on how Cohen & Steers voted proxies on behalf of the requesting client.

It shall be noted that Cohen & Steers reserves the right to use the services of the Independent Proxy Voting Service to maintain certain required records in accordance with all applicable regulations.

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K. Pre-Solicitation Contact

From time to time, companies will seek to contact analysts, portfolio managers and others in advance of the formal proxy solicitation to solicit support for certain contemplated proposals. Such contact can potentially result in the recipient receiving material non-public information and result in the imposition of trading restrictions. Accordingly, pre-solicitation contact should occur only under very limited circumstances and only in accordance with the terms set forth herein.

What is material non-public information? The definition of material non-public information is highly subjective. The general test, however, is whether or not such information would reasonably affect an investor’s decision to buy, sell or hold securities, or whether it would be likely to have a significant market impact. Examples of such information include, but are not limited to:

—	a pending acquisition or sale of a substantial business;

—	financial results that are better or worse than recent trends would lead one to expect;

—	major management changes;

—	an increase or decrease in dividends;

—	calls or redemptions or other purchases of its securities by the company;

—	a stock split, dividend or other recapitalization; or

—	financial projections prepared by the company or the company’s representatives.

What is pre-solicitation contact? Pre-solicitation contact is any communication, whether oral or written, formal or informal, with the company or a representative of the company regarding proxy proposals prior to publication of the official proxy solicitation materials. This contact can range from simply polling investors as to their reaction to a broad topic, e.g., “How do you feel about dual classes of stock?”, to very specific inquiries, e.g., “Here’s a term sheet for our restructuring. Will you vote to approve this?”

What should be done upon contact? Determining the appropriateness of the contact is a factual inquiry which must be determined on a case-by-case basis. For instance, it might be acceptable for us to provide companies with our general approach to certain issues. Promising our vote, however, is prohibited under all circumstances. In the event a Cohen & Steers employee is contacted in advance of the publication of proxy solicitation materials, that employee should notify the Legal and Compliance Group immediately.

It is also critical to keep in mind that as a fiduciary, we exercise our proxies solely in the best interests of our clients. Outside influences, including those from within Cohen & Steers, should not interfere in any way in our decision making process.

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Part II: Proxy Voting Guidelines

This statement sets forth the policies and procedures that Cohen & Steers, Inc. and its affiliated advisors (“Cohen & Steers”, “we” or “us”) follow in exercising voting rights with respect to securities held in its client portfolios. All proxy-voting rights that are exercised by Cohen & Steers shall be subject to this Statement of Policy and Procedures.

Cohen & Steers is a global asset management organization with the capabilities to invest in securities of issuers located around the globe. Because the regulatory framework and the business cultures and practices vary from region to region, the General Guidelines contained in Part IIA are supplemented by the Europe and Asia/Pacific Guidelines contained in Parts IIB and Part IIC, which will, in addition to the General Guidelines, apply to the issuers of securities in Europe and Asia. To the extent that there may be inconsistencies between the General Guidelines contained in Part IIA and the supplemental Europe and Asia/Pacific Guidelines contained in Parts IIB and IIC, the supplemental Europe and Asia/Pacific Guidelines will control.

A.    General Proxy Voting Guidelines

1.	Objectives

Voting rights are an important component of corporate governance. Cohen & Steers has three overall objectives in exercising voting rights:

—	Responsibility. Cohen & Steers shall seek to ensure that there is an effective means in place to hold companies accountable for their actions. While management must be accountable to its board, the board must be accountable to a company’s shareholders. Although accountability can be promoted in a variety of ways, protecting shareholder voting rights may be among our most important tools.

—	Rationalizing Management and Shareholder Concerns. Cohen & Steers seeks to ensure that the interests of a company’s management and board are aligned with those of the company’s shareholders. In this respect, compensation must be structured to reward the creation of shareholder value.

—	Shareholder Communication. Since companies are owned by their shareholders, Cohen & Steers seeks to ensure that management effectively communicates with its owners about the company’s business operations and financial performance. It is only with effective communication that shareholders will be able to assess the performance of management and to make informed decisions on when to buy, sell or hold a company’s securities.

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2.	General Principles

In exercising voting rights, Cohen & Steers shall conduct itself in accordance with the general principles set forth below.

—	The ability to exercise a voting right with respect to a security is a valuable right and, therefore, must be viewed as part of the asset itself.

—	In exercising voting rights, Cohen & Steers shall engage in a careful evaluation of issues that may materially affect the rights of shareholders and the value of the security.

—	Consistent with general fiduciary principles, the exercise of voting rights shall always be conducted with reasonable care, prudence and diligence.

—	In exercising voting rights on behalf of clients, Cohen & Steers shall conduct itself in the same manner as if Cohen & Steers were the constructive owner of the securities.

—	To the extent reasonably possible, Cohen & Steers shall participate in each shareholder voting opportunity.

—	Voting rights shall not automatically be exercised in favor of management-supported proposals.

—	Cohen & Steers, and its officers and employees, shall never accept any item of value in consideration of a favorable proxy voting decision.

3.	General Guidelines

Set forth below are general guidelines that Cohen & Steers shall follow in exercising proxy voting rights:

—	Prudence. In making a proxy voting decision, Cohen & Steers shall give appropriate consideration to all relevant facts and circumstances, including the value of the securities to be voted and the likely effect any vote may have on that value. Since voting rights must be exercised on the basis of an informed judgment, investigation shall be a critical initial step.
—	Third Party Views. While Cohen & Steers may consider the views of third parties, Cohen & Steers shall never base a proxy voting decision solely on the opinion of a third party. Rather, decisions shall be based on a reasonable and good faith determination as to how best to maximize shareholder value.
—

Shareholder Value. Just as the decision whether to purchase or sell a security is a matter of judgment, determining whether a specific proxy resolution will increase the market value of a security is a matter of judgment as to which informed parties may differ. In determining how a proxy vote may affect the economic value of a security, Cohen & Steers shall consider both short-term and long-term views about a company’s business and prospects, especially in light of

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our projected holding period on the stock (e.g., Cohen & Steers may discount long-term views on a short-term holding).

B.    Specific Guidelines

Uncontested Director Elections

Votes on director nominees should be made on a case-by-case basis using a “mosaic” approach, where all factors are considered in director elections and where no single issue is deemed to be determinative. For example, a nominee’s experience and business judgment may be critical to the long-term success of the portfolio company, notwithstanding the fact that he or she may serve on the board of more than four public companies. In evaluating nominees, we consider the following factors:

—	Whether the nominee attended less than 75 percent of the board and committee meetings without a valid excuse for the absences;
—	Whether the nominee is an inside or affiliated outside director and sits on the audit, compensation, or nominating committees;
—	Whether the board ignored a significant shareholder proposal that was approved by a majority of the votes cast in the previous year;
—	Whether the board, without shareholder approval, to our knowledge instituted a new poison pill plan, extended an existing plan, or adopted a new plan upon the expiration of an existing plan during the past year;
—	Whether the nominee is an inside or affiliated outside director and the full board serves as the audit, compensation, or nominating committee or the company does not have one of these committees;
—	Whether the nominee is an insider or affiliated outsider on boards that are not at least majority independent;
—	Whether the nominee is the CEO of a publicly-traded company who serves on more than two public boards;
—	Whether the nominee is the chairperson of a publicly-traded company who serves on more than two public boards;
—	Whether the nominee serves on more than four public company boards;
—	Whether the nominee serves on the audit committee where there is evidence (such as audit reports or reports mandated under the Sarbanes Oxley Act) that there exists material weaknesses in the company’s internal controls;
—	Whether the nominee serves on the compensation committee if that director was present at the time of the grant of backdated options or options the pricing or the timing of which we believe may have been manipulated to provide additional benefits to executives;
—	Whether the nominee has a material related party transaction or is believed by us to have a material conflict of interest with the portfolio company;
—	Whether the nominee (or the overall board) in our view has a record of making poor corporate or strategic decisions or has demonstrated an overall lack of good business judgment, including, among other things, whether the company’s total shareholder return is in the bottom 25% of its peer group over the prior five years;

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—	Material failures of governance, stewardship, risk oversight[1], or fiduciary responsibilities at the company;
—	Failure to replace management as appropriate; and
—	Egregious actions related to a director’s service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

Proxy Access

We recognize the importance of shareholder access to the ballot process as a means to ensure that boards do not become self-perpetuating and self-serving. However, we are also aware that some proposals may promote certain interest groups and could be disruptive to the nomination process. We will generally vote against proxy access except in instances where companies have displayed a lack of shareholder accountability and where the proposal is specifically defined (i.e. minimum ownership threshold, duration, etc.).

Proxy Contests

Director Nominees in a Contested Election

By definition, this type of board candidate or slate runs for the purpose of seeking a significant change in corporate policy or control. Therefore, the economic impact of the vote in favor of or in opposition to that director or slate must be analyzed using a higher standard such as is normally applied to changes in control. Criteria for evaluating director nominees as a group or individually should also include: the underlying reason why the new slate (or individual director) is being proposed; performance; compensation; corporate governance provisions and takeover activity; criminal activity; attendance at meetings; investment in the company; interlocking directorships; inside, outside and independent directors; number of other board seats; and other experience. It is impossible to have a general policy regarding director nominees in a contested election.

Reimbursement of Proxy Solicitation Expenses

Decisions to provide full reimbursement for dissidents waging a proxy contest should be made on a case-by-case basis.

Ratification of Auditors

We vote for proposals to ratify auditors, unless an auditor has a financial interest in or association with the company, and is therefore not independent; or there is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position.

Generally, we vote against auditor ratification and withhold votes from audit committee members if non-audit fees exceed audit fees.

[1]	Examples of failure of risk oversight include, but are not limited to: bribery; large or serial fines from regulatory bodies; significant adverse legal judgments or settlements; hedging of company stock by the employees or directors of a company; or significant pledging of company stock in the aggregate by the officers and directors of a company.

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We generally vote against auditor ratification if the fees paid to the audit firm are not disclosed by the company in a timely manner prior to the meeting.

We vote on a case-by-case basis on auditor rotation proposals. Criteria for evaluating the rotation proposal include, but are not limited to: tenure of the audit firm; establishment and disclosure of a renewal process whereby the auditor is regularly evaluated for both audit quality and competitive price; length of the rotation period advocated in the proposal; and any significant audit related issues.

Generally, we vote against auditor indemnification and limitation of liability; however we recognize there may be situations where indemnification and limitations on liability may be appropriate.

Takeover Defenses

While we recognize that a takeover attempt can be a significant distraction for the board and management to deal with, the simple fact is that the possibility of a corporate takeover keeps management focused on maximizing shareholder value. As a result, Cohen & Steers opposes measures that are designed to prevent or obstruct corporate takeovers because they can entrench current management. The following are our guidelines on change of control issues:

Shareholder Rights Plans

We acknowledge that there are arguments for and against shareholder rights plans, also known as “poison pills.” Companies should put their case for rights plans to shareholders.

We review on a case-by-case basis management proposals to ratify a poison pill. We generally look for shareholder friendly features including a two- to three-year sunset provision, a permitted bid provision and a 20 percent or higher flip-in provision.

Greenmail

We vote for proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.

Unequal Voting Rights

Generally, we vote against dual-class recapitalizations as they offer an effective way for a firm to thwart hostile takeovers by concentrating voting power in the hands of management or other insiders.

Classified Boards

We generally vote in favor of shareholder proposals to declassify a board of directors, although we acknowledge that a classified board may be in the long-term best interests of the shareholders of a company in certain situations, such as continuity of a strong board and management team or for certain types of companies. In voting on shareholder proposals to declassify a board of directors, we evaluate all facts and circumstances surrounding such

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proposal, including whether: (i) the current management and board have a track record of making good corporate or strategic decisions, (ii) the shareholder proposing the de-classification has an agenda in making such proposal that may be at odds with the long-term best interests of the shareholders of the company, or (iii) it would be in the best interests of the company to thwart a shareholder’s attempt to control the board of directors.

Cumulative Voting

Having the ability to cumulate our votes for the election of directors – that is, cast more than one vote for a director about whom they feel strongly – generally increases shareholders’ rights to effect change in the management of a corporation. However, we acknowledge that cumulative voting promotes special candidates who may not represent the interests of all, or even a majority, of shareholders. In voting on proposals to institute cumulative voting, we therefore evaluate all facts and circumstances surrounding such proposal and we generally vote against cumulative voting where the company has good corporate governance practices in place, including majority voting for board elections and de-classified boards.

Shareholder Ability to Call Special Meeting

Cohen & Steers votes on a case-by-case basis for shareholder proposals requesting companies to amend their governance documents (bylaws and/or charter) in order to allow shareholders to call special meetings. We recognize the importance on shareholder ability to call a special meeting and generally will vote for such shareholder proposals where the shareholder(s) making such proposal hold at least 20% of the company’s outstanding shares. However, we are also aware that some proposals are put forth in order to promote the agenda(s) of certain special interest groups and could be disruptive to the management of the company, and in those cases we will vote against such shareholder proposals.

Shareholder Ability to Act by Written Consent

We generally vote against proposals to allow or facilitate shareholder action by written consent. The requirement that all shareholders be given notice of a shareholders’ meeting and matters to be discussed therein seems to provide a reasonable protection of minority shareholder rights.

Shareholder Ability to Alter the Size of the Board

We generally vote for proposals that seek to fix the size of the board and vote against proposals that give management the ability to alter the size of the board without shareholder approval. While we recognize the importance of such proposals, we are however also aware that these proposals are sometimes put forth in order to promote the agenda(s) of certain special interest groups and could be disruptive to the management of the company.

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Miscellaneous Board Provisions

Board Committees

Boards should delegate key oversight functions, such as responsibility for audit, nominating and compensation issues, to independent committees. The chairman and members of any committee should be clearly identified in the annual report. Any committee should have the authority to engage independent advisors where appropriate at the company’s expense. Audit, nominating and compensation committees should consist solely of non-employee directors, who are independent of management.

Separate Chairman and CEO Positions

We will generally vote for proposals looking to separate the CEO and Chairman roles. We do acknowledge, however, that under certain circumstances, it may be reasonable for the CEO and Chairman roles to be held by a single person.

Lead Directors and Executive Sessions

In cases where the CEO and Chairman roles are combined, we will vote for the appointment of a “lead” (non-insider) director and for regular “executive” sessions (board meetings taking place without the CEO/Chairman present).

Majority of Independent Directors

We vote for proposals that call for the board to be composed of a majority of independent directors. We believe that a majority of independent directors can be an important factor in facilitating objective decision making and enhancing accountability to shareholders.

Independent Committees

We vote for shareholder proposals requesting that the board’s audit, compensation, and nominating committees consist exclusively of independent directors.

Stock Ownership Requirements

We support measures requiring senior executives to hold a minimum amount of stock in a company (often expressed as a percentage of annual compensation), which may include restricted stock or restricted stock units.

Term of Office

We vote against shareholder proposals to limit the tenure of outside directors. Term limits pose artificial and arbitrary impositions on the board and could harm shareholder interests by forcing experienced and knowledgeable directors off the board.

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Director and Officer Indemnification and Liability Protection

Proposals concerning director and officer indemnification and liability protection should be evaluated on a case-by-case basis.

Board Size

We generally vote for proposals to limit the size of the board to 15 members or less.

Majority Vote Standard

We generally vote for proposals asking for the board to initiate the appropriate process to amend the company’s governance documents (charter or bylaws) to provide that director nominees shall be elected by the affirmative vote of the majority of votes cast at an annual meeting of shareholders. We would generally review on a case-by-case basis proposals that address alternative approaches to a majority vote requirement.

Disclosure of Board Nominees

We generally vote against the election of directors at companies if the names of the director nominees are not disclosed in a timely manner prior to the meeting. However, we recognize that companies in certain emerging markets may have a legitimate reason for not disclosing nominee names. In such a rare case, if a company discloses a legitimate reason why such nominee names should not be disclosed, we may vote for the nominees even if nominee names are not disclosed in a timely manner.

Disclosure of Board Compensation

We generally vote against the election of directors at companies if the compensation paid to such directors is not disclosed in a timely manner prior to the meeting. However, we recognize that companies in certain emerging markets may have a legitimate reason for not disclosing such compensation information. In such a rare case, if a company discloses a legitimate reason why such compensation should not be disclosed, we may vote for the nominees even if compensation is not disclosed in a timely manner.

Miscellaneous Governance Provisions

Confidential Voting

We vote for shareholder proposals requesting that companies adopt confidential voting, use independent tabulators, and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows: in the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents do not agree, the confidential voting policy is waived.

We also vote for management proposals to adopt confidential voting.

Bundled Proposals

We review on a case-by-case basis bundled or “conditioned” proxy proposals. In the case of items that are conditioned upon each other, we examine the benefits and costs of the

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packaged items. In instances where the joint effect of the conditioned items is not in shareholders’ best interests, we vote against the proposals. If the combined effect is positive, we support such proposals. In the case of bundled director proposals, we will vote for the entire slate only if we would have otherwise voted for each director on an individual basis.

Date/Location of Meeting

We vote against shareholder proposals to change the date or location of the shareholders’ meeting. No one site will meet the needs of all shareholders.

Adjourn Meeting if Votes are Insufficient.

Open-end requests for adjournment of a shareholder meeting generally will not be supported. However, where management specifically states the reason for requesting an adjournment and the requested adjournment is necessary to permit a proposal that would otherwise be supported under this policy to be carried out, the adjournment request will be supported.

Disclosure of Shareholder Proponents

We vote for shareholder proposals requesting that companies disclose the names of shareholder proponents. Shareholders may wish to contact the proponents of a shareholder proposal for additional information.

Other Business

Cohen & Steers will generally vote against proposals to approve other business where we cannot determine the exact nature of the proposal to be voted on.

Capital Structure

Increase Additional Common Stock

We generally vote for increases in authorized shares, provided that the increase is not greater than three times the number of shares outstanding and reserved for issuance (including shares reserved for stock-related plans and securities convertible into common stock, but not shares reserved for any poison pill plan).

Votes generally are cast in favor of proposals to authorize additional shares of stock except where the proposal:

—	creates a blank check preferred stock; or

—	establishes classes of stock with superior voting rights.

Blank Check Preferred Stock

Votes generally are cast in opposition to management proposals authorizing the creation of new classes of preferred stock with unspecific voting, conversion, distribution and other rights, and management proposals to increase the number of authorized blank check preferred shares. We may vote in favor of this type of proposal when we receive assurances to our reasonable satisfaction that (i) the preferred stock was authorized by the board for the use of legitimate capital formation purposes and not for anti-takeover purposes, and (ii) no preferred stock will be issued with voting power that is disproportionate to the economic interests of the preferred stock. These representations should be made either in the proxy statement or in a separate letter from the company to Cohen & Steers.

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Pre-emptive Rights

We believe that the governance and regulation of public equity markets allow for adequate shareholder protection against dilution. Further, we believe that companies should have more flexibility to issue shares without costly and time constraining rights offerings. As such, we do not believe that pre-emptive rights are necessary and as such, we generally vote for the issuance of equity shares without pre-emptive rights. On a limited basis, we will vote for shareholder pre-emptive rights where such pre-emptive rights are necessary, taking into account the best interests of the company’s shareholders.

We acknowledge that international local practices typically call for shareholder pre-emptive rights when a company seeks authority to issue shares (e.g., UK authority for the issuance of only up to 5% of outstanding shares without pre-emptive rights). While we would prefer that companies be permitted to issue shares without pre-emptive rights, in deference to international local practices, in markets outside the US we will approve issuance requests without pre-emptive rights for up to 100% of a company’s outstanding capital.

Dual Class Capitalizations

Because classes of common stock with unequal voting rights limit the rights of certain shareholders, we vote against adoption of a dual or multiple class capitalization structure.

Restructurings/Recapitalizations

We review proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan on a case-by-case basis. In voting, we consider the following issues:

—	dilution—how much will ownership interest of existing shareholders be reduced, and how extreme will dilution to any future earnings be?
—	change in control—will the transaction result in a change in control of the company?
—	bankruptcy—generally, approve proposals that facilitate debt restructurings unless there are clear signs of self-dealing or other abuses.

Share Repurchase Programs

Boards may institute share repurchase or stock buy-back programs for a number of reasons. Cohen & Steers will generally vote in favor of such programs where the repurchase would be in the long-term best interests of shareholders, and where the company is not thought to be able to use the cash in a more useful way.

We will vote against such programs when shareholders’ interests could be better served by deployment of the cash for alternative uses, or where the repurchase is a defensive maneuver or an attempt to entrench management.

Targeted Share Placements

These shareholder proposals ask companies to seek stockholder approval before placing 10% or more of their voting stock with a single investor. The proposals are typically in reaction to the placement by various companies of a large block of their voting stock in an ESOP, parent capital fund or with a single friendly investor, with the aim of protecting themselves against a hostile tender offer. These proposals are voted on a case-by-case basis after reviewing the individual situation of the company receiving the proposal.

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Executive and Director Compensation

Executive Compensation (“Say on Pay”)

Votes regarding shareholder “say on pay” are determined on a case-by-case basis. Generally, we believe that executive compensation should be tied to the long-term performance of the executive and the company both in absolute and relative to the peer group. We therefore monitor the compensation practices of portfolio companies to determine whether compensation to these executives is commensurate to the company’s total shareholder return (TSR) (i.e., we generally expect companies that pay their executives at the higher end of the pay range to also be performing commensurately well).

Further, pay elements that are not directly based on performance are generally evaluated on a case-by-case basis considering the context of a company’s overall pay program and demonstrated pay-for-performance philosophy. The following list highlights certain negative pay practices that carry significant weight in this overall consideration and may result in adverse vote recommendations:

—	Repricing or replacing of underwater stock options/SARS without prior shareholder approval (including cash buyouts and voluntary surrender of underwater options);
—	Excessive perquisites or tax gross-ups;
—	New or extended agreements that provide for:
¡	Change in Control (CIC) payments exceeding 3 times base salary and bonus;
¡	CIC severance payments without involuntary job loss or substantial diminution of duties (“single” or “modified single” triggers);
¡	CIC payments with excise tax gross-ups (including “modified” gross-ups).

Also, we generally vote for shareholder proposals that seek additional disclosure of executive and director pay information.

Frequency of Advisory Vote on Executive Compensation (“Say When on Pay”)

We generally vote for annual advisory votes on compensation as we note that executive compensation is also evaluated on an annual basis by the company’s compensation committee.

Stock-based Incentive Plans

Votes with respect to compensation plans should be determined on a case-by-case basis. The analysis of compensation plans focuses primarily on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders). Other matters included in our analysis are the amount of the company’s outstanding stock to be reserved for the award of stock options or restricted stock, whether the exercise price of an option is less than the stock’s fair market value at the date of the grant of the options, and whether the plan provides for the exchange of outstanding options for new ones at lower exercise prices. Every award type is valued. An estimated dollar cost for the proposed plan and all continuing plans is derived. This cost, dilution to shareholders’ equity, will also be expressed as a percentage figure for the transfer of shareholder wealth and will be considered along with dilution to voting power. Once the cost of the plan is estimated, it is compared to an allowable industry-specific and market cap-based dilution cap.

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If the proposed plan cost is above the allowable cap, an against vote is indicated. If the proposed cost is below the allowable cap, a vote for the plan is indicated unless the plan violates the repricing guidelines. If the company has a history of repricing options or has the express ability to reprice underwater stock options without first securing shareholder approval under the proposed plan, the plan receives an against vote— even in cases where the plan cost is considered acceptable based on the quantitative analysis.

We vote against equity plans that have high average three year burn rates, unless the company has publicly committed to reduce the burn rate to a rate that is comparable to its peer group (as determined by Cohen & Steers).

Approval of Cash or Cash-and-Stock Bonus Plans

We vote for cash or cash-and-stock bonus plans to exempt the compensation from limits on deductibility under the provisions of Section 162(m) of the Internal Revenue Code.

Reload/Evergreen Features

We will generally vote against plans that enable the issuance of reload options and that provide an automatic share replenishment (“evergreen”) feature.

Golden Parachutes

In general, the guidelines call for voting against “golden parachute” plans because they impede potential takeovers that shareholders should be free to consider. In particular, we oppose the use of employment contracts that result in cash grants of greater than three times annual compensation (salary and bonus) and generally withhold our votes at the next shareholder meeting for directors who to our knowledge approved golden parachutes.

Voting on Golden Parachutes in an Acquisition, Merger, Consolidation, or Proposed Sale

We vote on a case-by-case basis on proposals to approve the company’s golden parachute compensation. Features that may lead to a vote against include:

—	Potentially excessive severance payments (cash grants of greater than three times annual compensation (salary and bonus));
—	Agreements that include excessive excise tax gross-up provisions;
—	Single trigger payments that will happen immediately upon a change in control, including cash payment and such items as the acceleration of performance-based equity despite the failure to achieve performance measures;
—	Single-trigger vesting of equity based on a definition of change in control that requires only shareholder approval of the transaction (rather than consummation);
—	Recent amendments or other changes that may make packages so attractive as to influence merger agreements that may not be in the best interests of shareholders;
—	In the case of a substantial gross-up from pre-existing/grandfathered contract: the element that triggered the gross-up (i.e., option mega-grants at low point in stock price, unusual or outsized payments in cash or equity made or negotiated prior to the merger); or
—	The company’s assertion that a proposed transaction is conditioned on shareholder approval of the golden parachute advisory vote.

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401(k) Employee Benefit Plans

We vote for proposals to implement a 401(k) savings plan for employees.

Employee Stock Purchase Plans

We support employee stock purchase plans, although we generally believe the discounted purchase price should be at least 85% of the current market price.

Option Expensing

We vote for shareholder proposals to expense fixed-price options.

Vesting

We believe that restricted stock awards normally should vest over at least a two-year period.

Option Repricing

Stock options generally should not be re-priced, and never should be re-priced without shareholder approval. In addition, companies should not issue new options, with a lower strike price, to make up for previously issued options that are substantially underwater. Cohen & Steers will vote against the election of any slate of directors that, to its knowledge, has authorized a company to re-price or replace underwater options during the most recent year without shareholder approval.

Stock Holding Periods

Generally vote against all proposals requiring executives to hold the stock received upon option exercise for a specific period of time.

Transferable Stock Options

Review on a case-by-case basis proposals to grant transferable stock options or otherwise permit the transfer of outstanding stock options, including cost of proposal and alignment with shareholder interests.

Recoup Bonuses

We vote on a case-by-case on shareholder proposals to recoup unearned incentive bonuses or other incentive payments made to senior executives if it is later determined that fraud, misconduct, or negligence significantly contributed to a restatement of financial results that led to the awarding of unearned incentive compensation.

Incorporation

Reincorporation Outside of the United States

Generally, we will vote against companies looking to reincorporate outside of the U.S.

Voting on State Takeover Statutes

We review on a case-by-case basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions). In voting on these shareholder proposals, we evaluate all facts and circumstances surrounding such proposal, including whether the shareholder proposing such measure has an agenda in

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making such proposal that may be at odds with the long-term best interests of the company or whether it would be in the best interests of the company to thwart a shareholder’s attempt to control the board of directors.

Voting on Reincorporation Proposals

Proposals to change a company’s state of incorporation are examined on a case-by-case basis. In making our decision, we review management’s rationale for the proposal, changes to the charter/bylaws, and differences in the state laws governing the companies.

Mergers and Corporate Restructurings

Mergers and Acquisitions

Votes on mergers and acquisitions should be considered on a case-by-case basis, taking into account factors including the following: anticipated financial and operating benefits; offer price (cost vs. premium); prospects of the combined companies; how the deal was negotiated; and changes in corporate governance and their impact on shareholder rights.

We vote against proposals that require a super-majority of shareholders to approve a merger or other significant business combination. We support proposals that seek to lower super-majority voting requirements.

Nonfinancial Effects of a Merger or Acquisition

Some companies have proposed a charter provision which specifies that the board of directors may examine the nonfinancial effect of a merger or acquisition on the company. This provision would allow the board to evaluate the impact a proposed change in control would have on employees, host communities, suppliers and/or others. We generally vote against proposals to adopt such charter provisions. We feel it is the directors’ fiduciary duty to base decisions solely on the financial interests of the shareholders.

Corporate Restructuring

Votes on corporate restructuring proposals, including minority squeezeouts, leveraged buyouts, “going private” proposals, spin-offs, liquidations, and asset sales, should be considered on a case-by-case basis.

Spin-offs

Votes on spin-offs should be considered on a case-by-case basis depending on the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

Asset Sales

Votes on asset sales should be made on a case-by-case basis after considering the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.

Liquidations

Votes on liquidations should be made on a case-by-case basis after reviewing management’s efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

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Appraisal Rights

We vote for proposals to restore, or provide shareholders with, rights of appraisal. Rights of appraisal provide shareholders who are not satisfied with the terms of certain corporate transactions the right to demand a judicial review in order to determine a fair value for their shares.

Changing Corporate Name

We vote for changing the corporate name.

Shareholder Rights

Our position on the rights of shareholders is as follows:

—	Shareholders should be given the opportunity to exercise their rights. Notification of opportunities for the exercise of voting rights should be given in good time.
—	Shareholders are entitled to submit questions to company management.
—	Minority shareholders should be protected as far as possible from the exercise of voting rights by majority shareholders.
—	Shareholders are entitled to hold company management as well as the legal person or legal entity accountable for any action caused by the company or company management for which the company, company management or legal entity should bear responsibility.

Environmental and Social Issues

We recognize that the companies in which we invest can enhance shareholder value and long-term profitability by adopting policies and procedures that promote corporate social and environmental responsibility. Because of the diverse nature of environmental and social shareholder proposals and the myriad ways companies deal with them, these proposals should be considered on a case-by-case basis. All such proposals are scrutinized based on whether they contribute to the creation of shareholder value, are reasonable and relevant, and provide adequate disclosure of key issues to shareholders. When evaluating social and environmental shareholder proposals, we tend to focus on the financial aspects of the social and environmental proposals, and we consider the following factors (in the order of importance as set forth below):

—	Whether adoption of the proposal is likely to have significant economic benefit for the company, such that shareholder value is enhanced or protected by the adoption of the proposal;
—	Whether the issues presented are more appropriately/effectively dealt with through governmental or company-specific action, as many social and environmental issues are more properly the province of government and broad regulatory action;
—	Whether the subject of the proposal is best left to the discretion of the board;
—	Whether the company has already responded in some appropriate manner to the request embodied in the proposal;
—	Whether the information requested concerns business issues that relate to a meaningful percentage of the company’s business as measured by sales, assets, and earnings;
—	The degree to which the company’s stated position on the issues raised in the proposal could affect its reputation or sales, or leave it vulnerable to a boycott or selective purchasing;
—	Whether implementation of the proposal’s request would achieve the proposal’s objectives;

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—	Whether the requested information is available to shareholders either from the company or from a publicly available source; and
—	Whether providing this information would reveal proprietary or confidential information that would place the company at a competitive disadvantage.

C.     Supplemental Europe Proxy Voting

Reports & Accounts

Annual Report. Reports and accounts should be both detailed and transparent, and should be submitted to shareholders for approval in a timely manner prescribed by law. They should meet accepted reporting standards, such as those prescribed by the International Accounting Standards Board (IASB) and should meet with the spirit as well as the letter of those reporting standards.

We generally approve proposals relating to the adoption of annual accounts provided that:

—	the report has been examined by an independent external accountant and the accuracy of material items in the report is not in doubt;

—	the report complies with legal and regulatory requirements and best practice provisions in local markets;

—	the company discloses which portion of the remuneration paid to the external accountant relates to auditing activities and which portion relates to non-auditing advisory assignments;

—	a report on the implementation of risk management and internal control measures is incorporated, including an in-control statement from company management;

—	a report should include a statement of compliance with relevant codes of best practice, in markets where they exist (for UK companies, a statement of compliance with the Combined Code of Corporate Governance should be made, together with detailed explanations regarding any area of non-compliance); and

—	a conclusive response is given to all queries from shareholders.

Legal disclosure varies from market to market. If, in our opinion, a company’s standards of disclosure (whilst meeting minimum legal requirements) are insufficient in any particular area, we will inform company management of our concerns. Depending on the circumstances, we will either abstain or vote against the resolution concerned. Similar consideration would relate to the use of inappropriate accounting methods.

Remuneration Report. The remuneration policy as it relates to senior management should ideally be presented to shareholders as a separate voting item. We would expect the report to contain full details of all aspects of individual director’s emoluments. We will endeavor to engage with the company or seek an explanation regarding any areas of remuneration which fall outside our guidelines and we will abstain or vote against the remuneration report if we feel that explanation is insufficient.

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Dividends

We typically vote in favor of dividends. When voting on dividends we will consider whether the payout ratio is too high/low, or if the earnings and cash cover are inadequate and payment of the proposed dividend would prejudice the solvency or future prospects of the company.

Board of Directors

Board Structure. Companies should be controlled by an effective board, with an appropriate balance of executive and independent directors, such that no single stakeholder, or group of stakeholders, has a disproportionate or undue level of influence. Cohen & Steers is generally in favour of unitary boards of the type found in the UK, as opposed to tiered board structures. We find that unitary boards offer flexibility while, with a tiered structure, there is a risk of upper tier directors becoming remote from the business, while lower tier directors become deprived of contact with outsiders of wider experience. No director should be excluded from the requirement to submit him/herself for re-election on a regular basis.

Director’s Liability. This proposal asks shareholders to give discharge from responsibility for all decisions made during the previous financial year. Depending on the country, this resolution may or may not be legally binding, may not release the board from its legal responsibility, and does not necessarily eliminate the possibility of future shareholder action (although it does make such action more difficult to pursue).

We will generally vote for the discharge of directors, including members of the management board and/or supervisory board, unless there is reliable information about significant and compelling controversies that the board is not fulfilling its fiduciary duties warranted on a case-by-case basis by:

—	A lack of oversight or actions by board members that invoke shareholder distrust related to malfeasance or poor supervision, such as operating in private or company interest rather than in shareholder interest; or

—	Any legal issues (e.g., civil/criminal) aiming to hold the board responsible for breach of trust in the past or related to currently alleged actions yet to be confirmed (and not only the fiscal year in question), such as price fixing, insider trading, bribery, fraud, and other illegal actions; or

—	Other egregious governance issues where shareholders will bring legal action against the company or its directors.

Companies may arrange Directors and Officers (“D&O”) liability insurance, to indemnify executives in certain circumstances, such as class action lawsuits and other litigation. Cohen & Steers generally supports such proposals, although we do not approve of arrangements where directors are given 100% indemnification, as this could absolve them of responsibility for their actions and encourage them to act recklessly.

Compensation

Directors’ Contracts. Market practice regarding the length of director’s service contracts varies enormously country by country. To this end, we take into account the best interests of the company and its shareholders when making judgments in this area.

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Executive Director’s Remuneration. Executive remuneration is and will remain a contentious issue, particularly the overall quantum of remuneration. However, company policy in this area cannot be prescribed by any code or formula to cater for all circumstances and must depend on responsible and well-informed judgment on the part of remuneration committees. Any remuneration policy should be transparent and fully disclosed to shareholders in a separate Remuneration Report within the Annual Report. Compensation should contain both a short-term and long-term element, which fully aligns the executive with shareholders.

Cohen & Steers will generally vote against shareholder proposals to restrict arbitrarily the compensation of executives or other employees. We feel that the specific amounts and types of employee compensation are within the ordinary business responsibilities of the board and the company management. However, the remuneration of executive directors should be determined by independent remuneration committees and fully disclosed to shareholders. Any stock option plans or long-term incentive plans should meet our guidelines for such plans set forth herein.

Transaction bonuses, or other retrospective ex-gratia payments, should not be made.

Independent Director’s Remuneration. Cohen & Steers believes that independent directors should be paid, at least in part, in shares of the company wherever possible, in order to align their interests with the interests of shareholders. Performance criteria, however, should generally not be attached.

Share Option Plans. Share option plans should be clearly explained and fully disclosed to both shareholders and participants, and put to shareholders for approval. Each director’s share options should be detailed, including exercise prices, expiry dates and the market price of the shares at the date of exercise. They should take into account appropriate levels of dilution. Options should vest in reference to challenging performance criteria, which are disclosed in advance.

Best practice requires that share options be fully expensed, so that shareholders can assess their true cost to the company. The assumptions and methodology behind the expensing calculation should also be explained to shareholders.

We will generally vote against the cancellation and re-issue, re-testing or re-pricing, of underwater options.

Long-Term Incentive Plans (L-TIPs). Cohen & Steers will vote in favour of well-structured plans with keen incentives and challenging performance criteria, which are fully disclosed to shareholders in advance, and vote against payments which are excessive or performance criteria which are undemanding, or where there is excessive discretion exercised by remuneration committees. We would expect remuneration committees to explain why criteria are considered to be challenging and how they align the interests of shareholders with the interests of the recipients.

Pensions. Pension arrangements should be transparent and cost-neutral to shareholders. Cohen & Steers believes it is inappropriate for executives to participate in pension arrangements which are materially different to those of employees (such as continuing to participate in a final salary arrangement, when employees have been transferred to a money

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purchase plan). One-off payments into individual director’s pension plans, changes to pension entitlements and waivers concerning early retirement provisions must be fully disclosed and justified to shareholders.

Issue of Debt

Reasons for increased bank borrowing powers are many and varied, including allowing normal growth of the company, the financing of acquisitions, and allowing increased financial leverage. Management may also attempt to borrow as part of a takeover defense. Cohen & Steers will generally vote in favour of proposals which will enhance a company’s long-term prospects. We will vote against any uncapped or poorly-defined increase in bank borrowing powers or borrowing limits, as well as issuances which would result in the company reaching an unacceptable level of financial leverage, where there is a material reduction in shareholder value, or where such borrowing is expressly intended as part of a takeover defense.

D.    Supplemental Asia/Pacific Proxy Voting Guidelines

Annual Report

Reports and accounts should be both detailed and transparent, and should be submitted to shareholders for approval in a timely manner prescribed by law. They should meet accepted reporting standards. Reports should meet with the spirit as well as the letter of reporting standards, including the most recent recommendations of the International Accounting Standards Board (IASB).

The annual report should include a statement of compliance with relevant codes of best practice, in markets where they exist.

Legal disclosure varies from market to market. If, in our opinion, a company’s standards of disclosure (whilst meeting minimum legal requirements) are insufficient in any particular area, we will inform company management of our concerns. Depending on the circumstances, we may either abstain or vote against the resolution concerned. Similar consideration would relate to the use of inappropriate accounting methods.

Dividends

We typically vote in favor of dividends. When voting on dividends we will consider whether the payout ratio is too high/low, or if the earnings and cash cover are inadequate and payment of the proposed dividend would prejudice the solvency or future prospects of the company.

Boards

Board Structure. Companies should be controlled by an effective board, with an appropriate balance of executive and independent directors, such that no single stakeholder, or group of stakeholders, has a disproportionate or undue level of influence. Cohen & Steers is generally in favour of unitary boards of the type found in Hong Kong, as opposed to tiered board structures. We find that unitary boards offer flexibility while, with a tiered structure, there is a risk of upper tier directors becoming remote from the business, while lower tier directors become deprived of contact with outsiders of wider experience. No director should be excluded from the requirement to submit him/herself for re-election on a regular basis.

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Board Independence. Cohen & Steers believes that a strong independent element to a board is essential to the effective running of a company. The calibre and number of independent directors on a board should be such that their views will carry significant weight in the board’s decisions. We generally believe that boards should have a majority of independent directors. Cohen & Steers will use its voting powers to encourage appropriate levels of board independence.

Board Committees. Where appropriate, boards should delegate key oversight functions to independent committees. The chairman and members of any committee should be clearly identified in the annual report.

Directors

Executive Director’s Remuneration. Executive remuneration is and will remain a contentious issue, particularly the overall quantum of remuneration. Cohen & Steers will generally vote against shareholder proposals to arbitrarily limit the compensation of executives or other employees.

Director’s Liability. This proposal asks shareholders to give discharge from responsibility for all decisions made during the previous financial year. Depending on the country, this resolution may or may not be legally binding, may not release the board from its legal responsibility, and does not necessarily eliminate the possibility of future shareholder action (although it does make such action more difficult to pursue).

We will generally recommend voting for the discharge of directors, including members of the management board and/or supervisory board, unless there is reliable information about significant and compelling controversies that the board is not fulfilling its fiduciary duties warranted on a case-by-case basis by:

—	A lack of oversight or actions by board members that invoke shareholder distrust related to malfeasance or poor supervision, such as operating in private or company interest rather than in shareholder interest; or

—	Any legal issues (e.g., civil/criminal) aiming to hold the board responsible for breach of trust in the past or related to currently alleged actions yet to be confirmed (and not only the fiscal year in question), such as price fixing, insider trading, bribery, fraud, and other illegal actions; or

—	Other egregious governance issues where shareholders will bring legal action against the company or its directors.

Non-Executive Directors

Role of Independent Directors. Cohen & Steers believes that a strong independent element to a board is important to the effective running of a company. In determining our vote, we will always consider independence issues on a case-by-case basis, taking into account any exceptional individual circumstances.

In order to help assess their contribution to the company, the time spent by each independent director should be disclosed to shareholders, as well as their attendance at board and committee meetings.

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Audit and Remuneration Committees should be composed exclusively of independent directors.

Director Independence. We consider that a director will generally be deemed to be independent if he or she has no significant financial, familial or other ties with the company which might pose a conflict, and has not been employed in an executive capacity by the company for at least the previous ten years.

Issue of Debt

Reasons for increased bank borrowing powers are many and varied, including allowing normal growth of the company, the financing of acquisitions, and allowing increased financial leverage. Management may also attempt to borrow as part of a takeover defense. Cohen & Steers will vote in favour of proposals which will enhance a company’s long-term prospects. We will generally vote against an increase in bank borrowing powers which would result in the company reaching an unacceptable level of financial leverage, where such borrowing is expressly intended as part of a takeover defense, or where there is a material reduction in shareholder value.

Share Options/Long-Term Incentive Plans (L-Tips)

Share Options. Best practice requires that share options be fully expensed, so that shareholders can assess their true cost to the company. The assumptions and methodology behind the expensing calculation should also be explained to shareholders.

Long-Term Incentive Plans (L-TIPs). An L-TIP can be defined as any arrangement, other than deferred bonuses and retirement benefit plans, which require one or more conditions in respect of service and/or performance to be satisfied over more than one financial year. Cohen & Steers normally will vote in favour of plans with keen incentives and challenging performance criteria, which are fully disclosed to shareholders in advance, and vote against payments which are excessive or performance criteria which are undemanding.

Issues Dealing with Japanese Portfolio Companies

Appointment of Internal Statutory Auditor. We generally look at the work history of each nominee. If the nominee is designated as independent but has worked the majority of his career for one of the company’s major shareholders, lenders or business partners, we consider the nominee affiliated and will withhold support.

Approval of Annual Bonuses for Directors or Statutory Auditors. We generally support the payment of annual bonuses except in cases of scandals or extreme underperformance; but we recognize that few companies pay bonuses in such situations.

Shareholder Rights Plans. As set forth in the general guidelines, we evaluate all poison pill proposals on a case-by-case basis. With respect to Japanese companies, however, we note that the primary problem is not the terms of the poison pills themselves – these are often superior to those of US companies due to features such as relatively high trigger thresholds, clear sunset provisions and an absence of “dead hand” provisions. Rather, the main problem is with Japanese companies’ insider-dominated boards and insufficient disclosure. Therefore, we examine not only the features of the pill itself, but also the circumstances surrounding the company, including share price movements, shareholder composition, board composition, and the company’s announced plans to improve shareholder value.

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EXHIBIT D

EATON VANCE MANAGEMENT BOSTON MANAGEMENT AND

RESEARCH EATON VANCE INVESTMENT COUNSEL

PROXY VOTING POLICIES AND PROCEDURES

I.	Introduction

Eaton Vance Management, Boston Management and Research and Eaton Vance Investment Counsel (each an “Adviser” and collectively the “Advisers”) have each adopted and implemented policies and procedures that each Adviser believes are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with its fiduciary duties and Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Advisers’ authority to vote the proxies of their clients is established by their advisory contracts or similar documentation, such as the Eaton Vance Funds Proxy Voting Policy and Procedures. These proxy policies and procedures reflect the U.S. Securities and Exchange Commission (“SEC”) requirements governing advisers and the long-standing fiduciary standards and responsibilities for ERISA accounts set out in the Department of Labor Bulletin 94-2 C.F.R. 2509.94-2 (July 29, 1994).

II.	Overview

Each Adviser manages its clients’ assets with the overriding goal of seeking to provide the greatest possible return to such clients consistent with governing laws and the investment policies of each client. In pursuing that goal, each Adviser seeks to exercise its clients’ rights as shareholders of voting securities to support sound corporate governance of the companies issuing those securities with the principle aim of maintaining or enhancing the companies’ economic value.

The exercise of shareholder rights is generally done by casting votes by proxy at shareholder meetings on matters submitted to shareholders for approval (for example, the election of directors or the approval of a company’s stock option plans for directors, officers or employees). Each Adviser is adopting the formal written Guidelines described in detail below and will utilize such Guidelines in voting proxies on behalf of its clients. These Guidelines are designed to promote accountability of a company’s management and board of directors to its shareholders and to align the interests of management with those of shareholders.

Each Adviser will vote any proxies received by a client for which it has sole investment discretion through a third-party proxy voting service (“Agent”) in accordance with customized policies, as approved by the Boards of Trustees of the Eaton Vance Funds and, with respect to proxies referred back to the Adviser by the Agent pursuant to the Guidelines, in a manner that is reasonably designed to eliminate any potential conflicts of interest, as described more fully below. The Agent is currently Institutional Shareholder Services Inc. Proxies will be voted in accordance with client-specific guidelines and an Eaton Vance Fund’s sub-adviser’s proxy voting policies and procedures, if applicable.

No set of guidelines can anticipate all situations that may arise. In special cases, the Proxy Administrator (the person specifically charged with the responsibility to oversee the Agent and coordinate the voting of proxies referred back to the Adviser by the Agent) may seek insight from

Confidential: Not for Distribution without Permission

the Proxy Group established by the Advisers. The Proxy Group will assist in the review of the Agent’s recommendation when a proxy voting issue is referred to the Proxy Group through the Proxy Administrator. The members of the Proxy Group, which may include employees of the Advisers’ affiliates, may change at the Advisers’ discretion.

III.	Roles and Responsibilities

A.	Proxy Administrator

The Proxy Administrator will assist in the coordination of the voting of each client’s proxy in accordance with the Guidelines below and the Funds’ Proxy Voting Policy and Procedures. The Proxy Administrator is authorized to direct the Agent to vote a proxy in accordance with the Guidelines. Responsibilities assigned herein to the Proxy Administrator, or activities in support thereof, may be performed by such members of the Proxy Group or employees of the Advisers’ affiliates as are deemed appropriate by the Proxy Group.

B.	Agent

An independent proxy voting service (the “Agent”), as approved by the Board of each Fund, shall be engaged to assist in the voting of proxies. The Agent is currently Institutional Shareholder Services Inc. The Agent is responsible for coordinating with the clients’ custodians and the Advisers to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion. The Agent is required to vote and/or refer all proxies in accordance with the Guidelines below. The Agent shall retain a record of all proxy votes handled by the Agent. Such record must reflect all of the information required to be disclosed in a Fund’s Form N-PX pursuant to Rule 30b1-4 under the Investment Company Act of 1940. In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to an Adviser upon request.

Subject to the oversight of the Advisers, the Agent shall establish and maintain adequate internal controls and policies in connection with the provision of proxy voting services to the Advisers, including methods to reasonably ensure that its analysis and recommendations are not influenced by a conflict of interest, and shall disclose such controls and policies to the Advisers when and as provided for herein. Unless otherwise specified, references herein to recommendations of the Agent shall refer to those in which no conflict of interest has been identified.

C.	Proxy Group

The Adviser shall establish a Proxy Group which shall assist in the review of the Agent’s recommendations when a proxy voting issue has been referred to the Proxy Administrator by the Agent. The members of the Proxy Group, which may include employees of the Advisers’ affiliates, may be amended from time to time at the Advisers’ discretion.

For each proposal referred to the Proxy Group, the Proxy Group will review the (i) Guidelines, (ii) recommendations of the Agent, and (iii) any other resources that any member of the Proxy Group deems appropriate to aid in a determination of the recommendation.

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If the Proxy Group recommends a vote in accordance with the Guidelines, or the recommendation of the Agent, where applicable, it shall instruct the Proxy Administrator to so advise the Agent.

If the Proxy Group recommends a vote contrary to the Guidelines, or the recommendation of the Agent, where applicable, or if the proxy statement relates to a conflicted company of the Agent, as determined by the Advisers, it shall follow the procedures for such voting outlined below.

The Proxy Administrator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration. In the event the Proxy Group cannot meet in a timely manner in connection with a voting deadline, the Proxy Administrator shall follow the procedures for such voting outlined below.

IV.	Proxy Voting Guidelines (“Guidelines”)

A.	General Policies

It shall generally be the policy of the Advisers to take no action on a proxy for which no client holds a position or otherwise maintains an economic interest in the relevant security at the time the vote is to be cast.

In all cases except those highlighted below, it shall generally be the policy of the Advisers to vote in accordance with the recommendation by the Agent, Institutional Shareholder Services Inc.

When a fund client participates in the lending of its securities and the securities are on loan at the record date, proxies related to such securities generally will not be forwarded to the relevant Adviser by the fund’s custodian and therefore will not be voted. In the event that the Adviser determines that the matters involved would have a material effect on the applicable fund’s investment in the loaned securities, the fund will exercise its best efforts to terminate the loan in time to be able to cast such vote or exercise such consent.

Interpretation and application of these Guidelines is not intended to supersede any law, regulation, binding agreement or other legal requirement to which an issuer may be or become subject. The Guidelines relate to the types of proposals that are most frequently presented in proxy statements to shareholders. Absent unusual circumstances, each Adviser will utilize these Guidelines when voting proxies on behalf of its clients. The Guidelines may be revised at any time, provided such revisions are reported to the Boards of Trustees of the Eaton Vance Funds.

B.	Proposals Regarding Mergers and Corporate Restructurings

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Administrator for all proposals relating to Mergers and Corporate Restructurings.

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C.	Proposals Regarding Mutual Fund Proxies – Disposition of Assets/Termination/Liquidation and Mergers

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Administrator for all proposals relating to the Disposition of Assets/Termination/Liquidation and Mergers contained in mutual fund proxies.

D.	Corporate Structure Matters/Anti-Takeover Defenses

As a general matter, the Advisers will normally vote against anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions (except in the case of closed-end management investment companies).

E.	Social and Environmental Issues

The Advisers generally support management on social and environmental proposals.

F.	Voting Procedures

Upon receipt of a referral from the Agent or upon advice from an Eaton Vance investment professional, the Proxy Administrator may solicit additional research from the Agent, as well as from any other source or service.

1.	WITHIN-GUIDELINES VOTES: Votes in Accordance with the Guidelines and/or, where applicable, Agent Recommendation

In the event the Proxy Administrator recommends a vote within Guidelines and/or, where applicable, in accordance with the Agent’s recommendation, the Proxy Administrator will instruct the Agent to vote in this manner.

2.	NON-VOTES: Votes in Which No Action is Taken

The Proxy Administrator may recommend that a client refrain from voting under the following circumstances: (i) if the economic effect on shareholders’ interests or the value of the portfolio holding is indeterminable or insignificant, e.g., proxies in connection with securities no longer held in the portfolio of a client or proxies being considered on behalf of a client that is no longer in existence; or (ii) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security. In such instances, the Proxy Administrator may instruct the Agent not to vote such proxy.

Reasonable efforts shall be made to secure and vote all other proxies for the clients, but, particularly in markets in which shareholders’ rights are limited, Non-Votes may also occur in connection with a client’s related inability to timely access ballots or other proxy information in connection with its portfolio securities.

Non-Votes may also result in certain cases in which the Agent’s recommendation has been deemed to be conflicted, as provided for herein.

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3.	OUT-OF-GUIDELINES VOTES: Votes Contrary to Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent’s Recommendation is Conflicted

If the Proxy Administrator recommends that a client vote contrary to the Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Guidelines are silent, or the Agent’s recommendation on a matter requiring case-by-case consideration is deemed to be conflicted, the Proxy Administrator will forward the Agent’s analysis and recommendation and any research obtained from the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent as it deems necessary. The Proxy Administrator will instruct the Agent to vote the proxy as recommended by the Proxy Group. The Adviser will provide a report to the Boards of Trustees of the Eaton Vance Funds reflecting any votes cast contrary to the Guidelines or Agent Recommendation, as applicable, and shall do so no less than annually.

The Proxy Administrator will maintain a record of all proxy questions that have been referred by the Agent, all applicable recommendations, analysis and research received and any resolution of the matter.

V.	Recordkeeping

The Advisers will maintain records relating to the proxies they vote on behalf of their clients in accordance with Section 204-2 of the Investment Advisers Act of 1940, as amended. Those records will include:

—	A copy of the Advisers’ proxy voting policies and procedures;
—	Proxy statements received regarding client securities. Such proxy statements received from issuers are either in the SEC’s EDGAR database or are kept by the Agent and are available upon request;
—	A record of each vote cast;
—	A copy of any document created by the Advisers that was material to making a decision on how to vote a proxy for a client or that memorializes the basis for such a decision; and
—	Each written client request for proxy voting records and the Advisers’ written response to any client request (whether written or oral) for such records.

All records described above will be maintained in an easily accessible place for five years and will be maintained in the offices of the Advisers or their Agent for two years after they are created.

VI.	Assessment of Agent and Identification and Resolution of Conflicts with Clients

A.	Assessment of Agent

The Advisers shall establish that the Agent (i) is independent from the Advisers, (ii) has resources that indicate it can competently provide analysis of proxy issues, and (iii) can make

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recommendations in an impartial manner and in the best interests of the clients and, where applicable, their beneficial owners. The Advisers shall utilize, and the Agent shall comply with, such methods for establishing the foregoing as the Advisers may deem reasonably appropriate and shall do so not less than annually as well as prior to engaging the services of any new proxy voting service. The Agent shall also notify the Advisers in writing within fifteen (15) calendar days of any material change to information previously provided to an Adviser in connection with establishing the Agent’s independence, competence or impartiality.

B.	Conflicts of Interest

As fiduciaries to their clients, each Adviser puts the interests of its clients ahead of its own. In order to ensure that relevant personnel of the Advisers are able to identify potential material conflicts of interest, each Adviser will take the following steps:

—	Quarterly, the Eaton Vance Legal and Compliance Department will seek information from the department heads of each department of the Advisers and of Eaton Vance Distributors, Inc. (“EVD”) (an affiliate of the Advisers and principal underwriter of certain Eaton Vance Funds). Each department head will be asked to provide a list of significant clients or prospective clients of the Advisers or EVD.

—	A representative of the Legal and Compliance Department will compile a list of the companies identified (the “Conflicted Companies”) and provide that list to the Proxy Administrator.

—	The Proxy Administrator will compare the list of Conflicted Companies with the names of companies for which he or she has been referred a proxy statement (the “Proxy Companies”). If a Conflicted Company is also a Proxy Company, the Proxy Administrator will report that fact to the Proxy Group.

—	If the Proxy Administrator expects to instruct the Agent to vote the proxy of the Conflicted Company strictly according to the Guidelines contained in these Proxy Voting Policies and Procedures (the “Policies”) or the recommendation of the Agent, as applicable, he or she will (i) inform the Proxy Group of that fact, (ii) instruct the Agent to vote the proxies and (iii) record the existence of the material conflict and the resolution of the matter.

—	If the Proxy Administrator intends to instruct the Agent to vote in a manner inconsistent with the Guidelines contained herein or the recommendation of the Agent, as applicable, the Proxy Group, in consultation with Eaton Vance senior management, will then determine if a material conflict of interest exists between the relevant Adviser and its clients. If the Proxy Group, in consultation with Eaton Vance senior management, determines that a material conflict exists, prior to instructing the Agent to vote any proxies relating to these Conflicted Companies the Adviser will seek instruction on how the proxy should be voted from:

¡	The client, in the case of an individual or corporate client;
¡	In the case of a Fund, its board of directors, any committee, sub- committee or

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group of Independent Trustees (as long as such committee, sub-committee or group contains at least two or more Independent Trustees); or
¡	The adviser, in situations where the Adviser acts as a sub-adviser to such adviser.

The Adviser will provide all reasonable assistance to each party to enable such party to make an informed decision.

If the client, Fund board or adviser, as the case may be, fails to instruct the Adviser on how to vote the proxy, the Adviser will generally instruct the Agent, through the Proxy Administrator, to abstain from voting in order to avoid the appearance of impropriety. If however, the failure of the Adviser to vote its clients’ proxies would have a material adverse economic impact on the Advisers’ clients’ securities holdings in the Conflicted Company, the Adviser may instruct the Agent, through the Proxy Administrator, to vote such proxies in order to protect its clients’ interests. In either case, the Proxy Administrator will record the existence of the material conflict and the resolution of the matter.

The Advisers shall also identify and address conflicts that may arise from time to time concerning the Agent. Upon the Advisers’ request, which shall be not less than annually, and within fifteen (15) calendar days of any material change to such information previously provided to an Adviser, the Agent shall provide the Advisers with such information as the Advisers deem reasonable and appropriate for use in determining material relationships of the Agent that may pose a conflict of interest with respect to the Agent’s proxy analysis or recommendations. Such information shall include, but is not limited to, a monthly report from the Agent detailing the Agent’s Corporate Securities Division clients and related revenue data. The Advisers shall review such information on a monthly basis. The Proxy Administrator shall instruct the Agent to refer any proxies for which a material conflict of the Agent is deemed to be present to the Proxy Administrator. Any such proxy referred by the Agent shall be referred to the Proxy Group for consideration accompanied by the Agent’s written analysis and voting recommendation. The Proxy Administrator will instruct the Agent to vote the proxy as recommended by the Proxy Group.

Adopted June 6, 2003

As Revised January 20, 2005

As Revised August 8, 2005

As Revised February 1, 2006

As Revised August 10, 2009

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EXHIBIT E

GSAM Global Proxy Voting Policy, Procedures and Guidelines

2013 Edition

April 2013

Part I: Policy and Procedures

A.	Objective
B.	Guiding Principles
C.	Implementation and the Proxy Voting Process
D.	Conflicts of Interest

Part II: Proxy Voting Guidelines

Summary

A.	U.S. Proxy Items Guidelines

B.	Non-U.S. Proxy Items Guidelines

Goldman Sachs Asset Management

(“GSAM”*)

POLICY ON PROXY VOTING

FOR INVESTMENT ADVISORY CLIENTS

A.    Objective

GSAM has adopted the policies and procedures set out below regarding the voting of proxies on securities held in client accounts (the “Policy”). These policies and procedures are designed to ensure that where GSAM has the authority to vote proxies, GSAM complies with its legal, fiduciary and contractual obligations.

B.    Guiding Principles

Proxy voting and the analysis of corporate governance issues in general are important elements of the portfolio management services we provide to our advisory clients who have authorized us to address these matters on their behalf. Our guiding principles in performing proxy voting are to make decisions that favor proposals that in GSAM’s view tend to maximize a company’s shareholder value and are not influenced by conflicts of interest. These principles reflect GSAM’s belief that sound corporate governance will create a framework within which a company can be managed in the interests of its shareholders.

GSAM periodically reviews this Policy, including our use of the GSAM Guidelines (as defined below), to ensure it continues to be consistent with our guiding principles.

C.    Implementation and the Proxy Voting Process

Public Equity Investments

To implement these guiding principles for investments in publicly-traded equities for which we have voting power on any record date, we follow customized proxy voting guidelines that have been developed by GSAM portfolio management (the “GSAM Guidelines”). The GSAM Guidelines embody the positions and factors GSAM generally considers important in casting proxy votes. They address a wide variety of individual topics, including, among other matters, shareholder voting rights, anti-takeover defenses, board structures, the election of directors, executive and director compensation, reorganizations, mergers, issues of corporate social responsibility and various shareholder proposals. Recognizing the complexity and fact-specific nature of many corporate governance issues, the GSAM Guidelines identify factors we consider in determining how the vote should be cast. A summary of the GSAM Guidelines is attached as Part II.

*	For purposes of this Policy, “GSAM” refers, collectively, to the following legal entities:

Goldman Sachs Asset Management, L.P.; Goldman Sachs Asset Management International; Goldman Sachs Hedge Fund Strategies LLC; GS Investment Strategies, LLC; Dwight Asset Management Company LLC; Goldman Sachs (Singapore) Pte.; Goldman Sachs (Asia) L.L.C.; Goldman Sachs Asset Management Korea Co., Ltd.; Goldman Sachs Asset Management Co. Ltd.; Beijing Gao Hua Securities Company Limited; Goldman Sachs (China) L.L.C.; Goldman Sachs (India) Securities Private Limited; Goldman Sachs Asset Management (India) Private Limited; Goldman Sachs Representacoes Ltda.; Goldman Sachs Asset Management Brasil LTDA; GS Investment Strategies Canada Inc.; Goldman Sachs Management (Ireland) Ltd.; Goldman Sachs Asset Management Company Private Limited; Goldman Sachs Asset Management Australia Pty Ltd.; Goldman Sachs Australia Managed Funds Limited; Goldman Sachs Trustee Company (India) Private Limited; Goldman Sachs Global Advisory Products LLC.

The principles and positions reflected in this Policy are designed to guide us in voting proxies, and not necessarily in making investment decisions. Portfolio management teams base their determinations of whether to invest in a particular company on a variety of factors, and while corporate governance may be one such factor, it may not be the primary consideration.

Implementation by GSAM Portfolio Management Teams

General Overview

GSAM seeks to fulfill its proxy voting obligations through the implementation of this Policy and the oversight and maintenance of the GSAM Guidelines. In this connection, GSAM has retained a third-party proxy voting service (“Proxy Service”)2 to assist in the implementation of certain proxy voting-related functions, including, without limitation, operational, recordkeeping and reporting services. Among its responsibilities, the Proxy Service prepares a written analysis and recommendation (a “Recommendation”) of each proxy vote that reflects the Proxy Service’s application of the GSAM Guidelines to the particular proxy issues. GSAM retains the responsibility for proxy voting decisions.

GSAM’s portfolio management teams (each, a “Portfolio Management Team”) generally cast proxy votes consistently with the GSAM Guidelines and the Recommendations. Each Portfolio Management Team, however, may on certain proxy votes seek approval to diverge from the GSAM Guidelines or a Recommendation by following an “override” process. The override process requires: (i) the requesting Portfolio Management Team to set forth the reasons for their decision; (ii) the approval of the Chief Investment Officer for the requesting Portfolio Management Team; (iii) notification to senior management of GSAM and/or other appropriate GSAM personnel; (iv) an attestation that the decision is not influenced by any conflict of interest; and (v) the creation of a written record reflecting the process.

A Portfolio Management Team that receives approval through the override process to cast a proxy vote that diverges from the GSAM Guidelines and/or a Recommendation may vote differently than other Portfolio Management Teams that did not seek an override for that particular vote.

Fundamental Equity and GS Investment Strategies Portfolio Management Teams

The Fundamental Equity and GS Investment Strategies Portfolio Management Teams view the analysis of corporate governance practices as an integral part of the investment research and stock valuation process. On a case-by-case basis, and subject to the approval process described above, each Fundamental Equity Portfolio Management Team and the GS Investment Strategies Portfolio Management Team may vote differently than the GSAM Guidelines or a particular Recommendation. In forming their views on particular matters, these Portfolio Management Teams may consider applicable regional rules and practices, including codes of conduct and other guides, regarding proxy voting, in addition to the GSAM Guidelines and Recommendations.

Quantitative Investment Strategies Portfolio Management Teams

The Quantitative Investment Strategies Portfolio Management Teams have decided to follow the GSAM Guidelines and Recommendations exclusively, based on such Portfolio Management Teams’ investment philosophy and approach to portfolio construction, as well as their participation in the creation of the GSAM Guidelines and their evaluation of the Proxy Service’s process of preparing Recommendations. The Quantitative Investment Strategies Portfolio Management Teams may from time to time, however, review and individually assess any specific shareholder vote.

[2]	The third-party proxy voting service currently retained by GSAM is Institutional Shareholder Services.

Potential Limitations on GSAM’s Ability to Vote Proxies

In certain circumstances, such as if a security is on loan through a securities lending program or held by a prime broker, the Portfolio Management Teams may not be able to participate in certain proxy votes unless the shares of the particular issuer are recalled in time to cast a vote. A determination of whether to seek a recall will be based on whether the applicable Portfolio Management Team determines that the benefit of voting outweighs the costs, lost revenue, and/or other detriments of retrieving the securities, recognizing that the handling of such recall requests is beyond GSAM’s control and may not be satisfied in time for GSAM to vote the shares in question.

From time to time, GSAM may face regulatory, compliance, legal or logistical limits with respect to voting securities that it may purchase or hold for client accounts which can affect GSAM’s ability to vote such proxies, as well as the desirability of voting such proxies. As a result, GSAM, from time to time, may determine that it is not desirable to vote proxies in certain circumstances. Among other limits, federal, state, foreign regulatory restrictions, or company-specific ownership limits, as well as legal matters related to consolidated groups, may restrict the total percentage of an issuer’s voting securities that GSAM can hold for clients and the nature of GSAM’s voting in such securities. GSAM’s ability to vote proxies may also be affected by, among other things: (i) meeting notices were received too late; (ii) requirements to vote proxies in person: (iii) restrictions on a foreigner’s ability to exercise votes; (iv) potential difficulties in translating the proxy; (v) requirements to provide local agents with unrestricted powers of attorney to facilitate voting instructions; and (vi) requirements that investors who exercise their voting rights surrender the right to dispose of their holdings for some specified period in proximity to the shareholder meeting.

GSAM clients who have delegated voting responsibility to GSAM with respect to their account may from time to time contact their client representative if they would like to direct GSAM to vote in a particular solicitation. GSAM will use its commercially reasonable efforts to vote according to the client’s request in these circumstances, and cannot provide assurances that such voting requests will be implemented.

Use of a Proxy Service

As discussed above, GSAM utilizes a Proxy Service to assist in the implementation and administration of GSAM’s proxy voting function. The Proxy Service assists GSAM in the proxy voting process by providing operational, recordkeeping and reporting services. In addition, the Proxy Service produces Recommendations as previously discussed and provides assistance in the development and maintenance of the GSAM Guidelines.

GSAM conducts periodic due diligence meetings with the Proxy Service which include, but are not limited to, a review of the Proxy Service’s general organizational structure, new developments with respect to research and technology, work flow improvements and internal due diligence with respect to conflicts of interest.

GSAM may hire other service providers to replace or supplement the Proxy Service with respect to any of the services GSAM currently receives from the Proxy Service. In addition, individual Portfolio Management Teams may supplement the information and analyses the Proxy Service provides from other sources.

Fixed Income and Private Investments

Voting decisions with respect to client investments in fixed income securities and the securities of privately-held issuers generally will be made by the relevant Portfolio Management Teams based on their assessment of the particular transactions or other matters at issue. Such Portfolio Management Teams may also adopt policies related to the fixed income or private investments they make that supplement this Policy.

Alternative Investment and Manager Selection (“AIMS”) and Externally Managed Strategies

Where GSAM places client assets with managers outside of GSAM, which function occurs primarily within GSAM’s AIMS business unit, such external managers generally will be responsible for voting proxies in accordance with the managers’ own policies. AIMS may, however, retain proxy voting responsibilities where it deems appropriate or necessary under prevailing circumstances. To the extent AIMS portfolio managers assume proxy voting responsibility with respect to publicly-traded equity securities they will follow the GSAM Guidelines and Recommendations as discussed above unless an override is requested. Any other voting decision will be conducted in accordance with AIMS’ policies governing voting decisions with respect to non-publicly traded equity securities held by their clients.

D.    Conflicts of Interest

Pursuant to this Policy, GSAM has implemented processes designed to prevent conflicts of interest from influencing its proxy voting decisions. These processes include the use of the GSAM Guidelines and Recommendations and the override process described above in instances when a Portfolio Management Team is interested in voting in a manner that diverges from the GSAM Guidelines and/or a Recommendation.

EXHIBIT F

INDEPENDENCE CAPITAL MANAGEMENT, INC.

A public company’s shareholders typically have with the right to vote on various corporate issues. Clients typically delegate to an adviser the authority to vote proxies for shares they own. Under the Investment Advisers Act of 1940, the adviser has a duty of care and loyalty with respect to all services undertaken for clients, including proxy voting.

Rule 206(4)-6 under the Advisers Act requires that an adviser must vote proxies in a manner consistent with clients’ best interest and must not place its interests above those of its clients when doing so. It requires the adviser to: (i) adopt and implement written policies and procedures that are reasonably designed to ensure that the adviser votes proxies in the best interest of its clients, and (ii) to disclose the clients how they may obtain information on how the adviser voted. In addition, Rule 204-2 requires the adviser to keep records of proxy voting and client requests for information.

ICMI has adopted related procedures to address proxy voting. On annual periodic basis, the procedures may be updated to reflect any changes by ICMI.

ICMI provides day-to-day investment management services to clients, which may include the voting of securities held in their accounts. The following procedures are reasonably designed to ensure that ICMI votes securities held in those client accounts in the best interest of the client. ICMI has retained an independent firm (Service Provider) to assist it in voting the securities. The Service Provider specializes in providing proxy advisory and voting services. These services include in-depth research, analysis, voting recommendations, as well as vote execution, reporting, auditing and consulting assistance for the handling of proxy voting responsibility and corporate governance.

ICMI Portfolio Managers, who are responsible for purchasing and selling securities for client accounts, along with the ICMI Chief Compliance Officer, oversee the voting of proxies held in client accounts. The ICMI Treasurer and his/her delegate are responsible for oversight of the Service Provider retained to assist in voting the securities.

Securities generally will be voted in accordance with the guidelines set forth by the Service Provider, except as set forth below with respect to proxies of affiliated mutual funds, and as ICMI may otherwise determine in the exercise of its fiduciary duty to its clients. Except with respect to proxies of affiliated mutual funds, the appropriate ICMI Portfolio Manager will review all voting recommendations made by eth Service Provider with respect to securities for which ICMI has voting authority, including recommendations on voting for or against proposals described in the guidelines. If the ICMI Portfolio Manager determines that it is in the interest of a client account to vote securities differently than the recommendation made by the Service Provider, the ICMI Portfolio Manager will fully document the reasons for voting the securities differently in a memorandum to the ICMI Chief Compliance Officer. Upon receipt of the memorandum, the ICMI Treasurer or his/her delegate will direct the Service Provider to vote the securities in accordance with the determination made by the ICMI Portfolio Manager.

In providing proxy advisory and voting services to ICMI, the Service Provider observes policies and procedures that address potential conflicts between the interests of ICMI client accounts and the interests of the Service Provider and its affiliates. ICMI relies, to a large extent, on the independence of the Service Provider, and the policies, procedures and practices it has in place, to avoid voting on any proposal that may be inappropriate because of conflict of interest. In addition, ICMI Portfolio Managers and the ICMI Chief Compliance Officer monitor the voting of securities that may present a conflict between the interests of a client and the interest of ICMI and its affiliates. ICMI is sensitized to the fact that any business or other relationship between ICMI (or any of its affiliates) and a company whose securities are to be voted could improperly influence a manager’s determination to vote the securities differently than recommended by the

Service Provider. Except with respect to proxies of affiliated mutual funds, any potential conflict of interest identified by an ICMI Portfolio Manager is immediately referred to the ICMI Chief Compliance Officer for immediate resolution.

With respect to proxies of an affiliated fund, such as the portfolios of the Funds, ICMI will vote such proxies in the same proportion as the vote of all other shareholders of the fund (i.e., “echo vote”), unless otherwise required by law. ICMI, acting on its own behalf or acting through the Service Provider, will provide a description of its proxy voting policies and procedures to its clients, and will inform its clients as to how they may obtain information on how ICMI voted their securities.

ICMI Treasurer and his/her delegate, on its own behalf or acting through the Service Provider, will retain for a period of not less than six years its (i) proxy voting policies and procedures, (ii) proxy statements that ICMI receives regarding client securities, (iii) records of votes casts on behalf of clients, (iv) any document prepared on behalf of ICMI that was material to making the determination of how to vote securities and (v) a copy of each written request for proxy voting information, and a copy of any written response made by or on behalf of ICMI to any request (oral or written) for proxy voting information.

EXHIBIT G

WADDELL & REED INVESTMENT

MANAGEMENT COMPANY

&

IVY INVESTMENT MANAGEMENT COMPANY PROXY

VOTING POLICIES

November 2010

WADDELL & REED INVESTMENT MANAGEMENT COMPANY

& IVY INVESTMENT MANAGEMENT COMPANY PROXY

VOTING POLICIES

1. GENERAL POLICY STATEMENT

It is the policy of both Waddell & Reed Investment Management Company (“WRIMCO”) and Ivy Investment Management Company (“IICO”) (hereinafter referred to as the “Investment Manager”) to vote each proxy solicited by security issuers through Institutional Shareholder Services (herein after referred to as “Service Provider”), according to the policies set forth herein. The Investment Manager strives to vote each proxy issue in the best interest of the client and/or the client’s plan participants. The Investment Manager has provided these proxy policies to its Service Provider who will vote each proxy accordingly. If a proxy is received by the Investment Manager or its Service Provider that is not specifically covered by the policies herein, the Investment Manager will receive notice from the Service Provider of the issue and the Investment Manager will review the proxy and attempt to supply the Service Provider with voting instructions. If, however, the Service Provider does not receive any instructions back from the Investment Manager before the vote deadline, the Service Provider has standing instructions to vote the proxy in the direction favored by Management.

These policies do not apply to any client that explicitly retains authority and discretion to vote its own proxies or had delegated such authority and discretion to a third party. All proxies received will, whenever possible, be voted and transmitted by means necessary to ensure timely receipt by the tabulating agent prior to the annual or special meeting of shareholders. It is the general policy of the Investment Manager to vote on all matters presented to security holders in any proxy, but the Investment Manager reserves the right to abstain on any particular vote or otherwise withhold its vote on any matter if, in its judgment, the costs associated with voting such proxy outweigh the benefits to clients or if circumstances make such an abstention or withholding otherwise advisable and in the best interest of clients. Voting proxies with respect to shares of foreign securities may be significantly more difficult than with respect to domestic securities, for instance, there may be situations in which the Investment Manager cannot process proxies where a meeting notice was received too late or where the Investment Manager has not received adequate information from the company to make an informed decision.

An annual report to the client and/or trustees of any plan client regarding proxies voted on shares held in that plan’s investment portfolio will be provided upon request within three business days of such request. Written records of all proxies received and a copy of any report made to trustees will be maintained in client files. In addition, a record of each client’s written request for copies of their respective proxy voting records and the Investment Manager’s written response to any written or oral request will be kept by the Investment Manager.

The Investment Manager welcomes inquiries and input on any specific proxy issue of concern to any client, the trustees of any client plan or their authorized representatives.

The following state the general policies of the Investment Manager; however, exceptions to the policies may be deemed appropriate.

2. EXCLUSIVE BENEFIT – PROXY VOTING FOR FIDUCIARY SHAREHOLDERS

It is the Investment Manager’s responsibility to vote proxy issues solely in the best interests of the clients to whom it has a fiduciary responsibility. In doing so, it is the Investment Manager’s policy to consider the economic cost or benefit to the clients as investors. The role of shareholders in corporate governance is typically limited. A majority of the decisions regarding the daily operations and business strategies of most corporations, including the businesses in which the corporation is engaged, the manner and means in which the corporation chooses to do business, and the determination of the users of its products and services, should primarily be left to management’s discretion. It is the Investment Manager’s policy that the shareholder should

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become involved with these matters only when management has failed and the corporation’s performance has suffered, or to protect the rights of shareholders to act.

Some shareholders use the proxy voting process as a platform to reflect political, moral or religious beliefs. Although the Investment Manager may share the beliefs expressed by means of these proposals, as fiduciaries charged with investing for the exclusive benefit of the clients the Investment Manager serves, as a practical matter, it is impossible for the Investment Manager’s decisions in these matters to reflect the divergent views of the plan participants. The Investment Manager generally restricts its consideration of a proposal to the economic viewpoint and the effect of the proposal on share value.

The above notwithstanding, it is not the Investment Manager’s intent to consider only the immediate impact of each proposal on the corporation’s bottom line. For example, corporations would save money by not having independent directors, who must be compensated. It is clear, however, that it is in the best interest of shareholders to have their interests represented by directors independent of management. Consequently, the Investment Manager recognizes that, while economic factors are of material concern, other considerations may in some cases be of equal or greater importance with respect to the security of shareholders’ investments over the longer term.

The following are the general proxy voting policies for clients of the Investment Manager. The policies are intended to be guidelines only and each vote will be analyzed based upon all relevant factors; therefore, a vote may vary from the guidelines from time to time.

3. CONFLICTS OF INTEREST BETWEEN THE INVESTMENT MANAGER AND ITS CLIENTS

The Investment Manager will use the following three-step process to identify and address conflicts of interest:

(1)	The Investment Manager will attempt to identify any potential conflicts of interest;

(2)	The Investment Manager will then determine if the conflict as identified is material; and

(3)	The Investment Manager will follow the procedures established below to ensure that its proxy voting decisions are based on the best interests of clients and are not the product of a material conflict.

I.	Identifying Conflicts of Interest

The Investment Manager will evaluate the nature of its relationships to assess which, if any, might place the interests of the Investment Manager, as well as those of its affiliates, in conflict with those of the client or the fund’s shareholders on a proxy voting matter. The Investment Manager will review the following three general categories with respect to any proxy voting matter to determine if there is a conflict:

—	Business Relationships – The Investment Manager will review any matter for a material conflict where it (or an affiliate) manages money for a company or an employee group, manages pension assets, administers employee benefit plans, leases office space from a company, or provides brokerage, underwriting, insurance, banking or consulting services to a company or if it (or an affiliate) is actively soliciting any such business from a company; or if the Investment Manager has determined that it (or an affiliate) otherwise has a similar significant relationship with a third party.

—	Personal Relationships – The Investment Manager will review any matter where it (or an affiliate) has a personal relationship with the issuer’s management or other proponents of proxy proposals, participants in proxy contests, corporate directors, or candidates for directorships to determine if a material conflict exists.

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—	Familial Relationships – The Investment Manager will review any matter where it (or an affiliate) has a known familial relationship relating to a company (e.g., a spouse or other relative who serves as a director of a public company or is employed by the company) to determine if a material conflict exists. Any person with knowledge of a potential conflict of interest of the Investment Manager (or an affiliate) for a particular item shall disclose that conflict to the Director of Research of the Investment Manager. Any person with a known potential conflict of interest for a particular item shall disclose that conflict to the Director of Research and otherwise remove himself or herself from the proxy voting process with respect to that item. The Investment Manager or the Director of Research will also review all known relationships of portfolio managers and senior management for potential conflicts. The Investment Manager will designate an individual or committee to review all proxies to be voted by the Investment Manager on behalf of a client and identify any potential conflicts of interest on an ongoing basis.

II.	Determining “Material Conflicts”

The Investment Manager will review each relationship identified as having a potential conflict based on the individual facts and circumstances. For purposes of this review, the Investment Manager will determine materiality based on the reasonable likelihood that the relationship, in the particular context, would be viewed as important by the average shareholder.

III.	Procedures to Address Material Conflicts

The Investment Manager will use one or more of the following methods to vote proxies that have been determined to present a “Material Conflict.”

—	Use a Proxy Voting Service for Specific Proposals – As a primary means of voting proxies where there is a Material Conflict if no client direction is provided, the Investment Manager will vote per the recommendation of an independent proxy voting service Risk Metrics or another independent third party if a recommendation from Risk Metrics is unavailable).

—	Client directed – If the Material Conflict arises on a proxy to be voted for a third-party account and the client provides voting instructions on a particular vote, the Investment Manager will vote according to the directions provided by the client.

—	Use a Predetermined Voting Policy – If no directives are provided by an independent proxy voting service or, alternatively, by the client, the Investment Manager may vote Material Conflicts pursuant to the pre-determined Proxy Voting Policies, established herein, should such subject matter fall sufficiently within the identified subject matter. If the issue involves a Material Conflict and the Investment Manager uses this method, the Investment Manager will not be permitted to vary from the established Voting Policies established herein.

—	Seek Client or Board Guidance – Finally, if the Material Conflict does not fall within one of the situations referenced above, the Investment Manager may seek guidance from the client or the fund’s board of directors on voting the proxy for such matters. Under this method, the Investment Manager will disclose the nature of the conflict to the client or the fund board (or a committee of the board of directors consisting primarily of disinterested directors and to whom authority to direct proxy voting has been delegated) and obtain consent or direction to vote the proxies.

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WADDELL & REED INVESTMENT MANAGEMENT COMPANY

& IVY INVESTMENT MANAGEMENT COMPANY PROXY VOTING POLICIES

ITEM 1.1.	CONFIDENTIAL VOTING & INDEPENDENT INSPECTIONS

Policy	We will vote FOR proposals requiring that proxy voting tabulations identifying shareholders and how they voted be kept confidential and that tabulations be made by an independent third party.

Reasons	In an open system with access to how individual shareholders voted, management could attempt to influence the vote outcome by contacting shareholders and trying to persuade them to change their vote. While we do not believe that active coercive pressure is common, some shareholders or fiduciaries with proxy voting responsibilities might feel threatened by the fear of a retaliatory reaction to a vote against management that could affect current or prospective business relationships.

Alternatively, a confidential proxy tabulation procedure could hinder the ability of the corporation to communicate effectively with the shareholders. We do not believe this to be the case. While management should be allowed to learn which shareholders have or have not voted, there is no reason for them to know how the votes were cast. We further believe that a confidential procedure can be obtained at a reasonable cost (many corporations have such a procedure), and that the protection afforded to shareholders is worth the expense.

ITEM 1.2.	EQUAL PROXY ACCESS PROPOSALS

Policy	We will vote AGAINST proposals providing shareholders with access to the proxy statement in order to present their views or positions on issues being presented for shareholder vote in the proxy statement.

Reasons	Although this proposal appears to provide shareholders with the opportunity for increased input on corporate governance and the opportunity to entertain alternative viewpoints, the policy raises several material administrative concerns. These include matters of time (as to notice and response), volume (as to the potential for a vast number of statements submitted for inclusion), decision (as to which shareholder statements should be included) and corporate exposure (as to the potential for false and misleading information).

Because of the complexity and administrative difficulty associated with such a practice and the potential for serious deterioration of the proxy statement as a communication channel between a corporation and its shareholders, we believe this proposal is not in the best interest of shareholders. We do support, however, legislative and regulatory efforts to improve the information required to be included in the proxy statement, to ease the restrictions for shareholder proposals to be included in the proxy statement, and to establish controlled procedures which allow greater participation in corporate governance.

ITEM 1.3.	BUNDLED PROXY PROPOSALS

a) Policy	We will vote FOR a bundled proposal if we would vote FOR each proposal separately.

b) Policy	We will vote any “bundled” proposals (two or more proxy proposals bundled together and submitted to shareholders as one proposal) on a CASE-BY-CASE basis where we would not otherwise vote “for” each proposal separately.

Reasons	In some cases, it is appropriate for related proposals to be bundled together.

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However, certain corporations have bundled together proposals that should be considered separately. In some cases, these separate proposals have had substantially different potential impact on the ability of shareholders to participate in corporate governance.

We will separately evaluate each proposal in a bundled proposal and will generally vote FOR a bundled proposal only if we would vote FOR each proposal separately. However, one proposal in a bundled proposal might be so important as to override our objection to another element and cause us to vote for the bundled proposal when we otherwise would not.

ITEM 1.4.	ABSTENTION VOTE PROPOSALS

Policy	We will vote FOR proposals which recommend that votes to abstain not be counted as votes cast, unless inclusion of abstention votes is required by state law.

Reasons	The shareholder vote required to pass proxy proposals is generally prescribed by state law, and some of these laws require a “majority of votes cast” at the shareholder meeting. Common practice is to interpret votes “cast” to mean all votes for, against, or to abstain. This proposal ignores the abstention votes in calculating whether a proposal passes or fails; in other words, a decision would be on the basis of votes “for” versus votes “against.”

The argument supporting this proposal assumes that shareholders who feel strongly about an issue will vote for or against, and not vote to abstain. Shareholders who vote to abstain should be treated the same as shareholders who do not vote at all. While we recognize the need to consider abstention votes for quorum requirements, we think that proxy proposals should be decided on the basis of votes cast for or against.

ITEM 2.1.	SIZE OF THE BOARD OF DIRECTORS

a) Policy	We will vote AGAINST proposals which limit shareholder ability to change the size of the Board of Directors (the “Board”).

Reasons	Management arguments in favor of such a proposal cite concerns about a dominant shareholder’s ability to engage in worse-case scenario activities that were not in the other shareholders’ best interests if the restriction didn’t exist, but generally ignore circumstances under which a dominant shareholder might seek the ability to effect positive change.

Although we generally believe that the shareholders are the owners of the corporation and the group to whom the directors are responsible, we recognize that there may be certain times and special circumstances that such a limitation may in fact be in the best interest of shareholders. In these cases, the limitation should be of short duration.

b) Policy	We will vote proposals to increase or decrease the size of the Board on a CASE- BY-CASE basis.

Reasons	There are many reasons why the size of the Board may legitimately need to be changed. Corporate growth may require an increase in the number of directors to be able to properly direct and monitor the corporation’s activities. Likewise, a Board can be too cumbersome and need streamlining for efficiency. It is possible, however, for a Board to institute change for reasons that may not be in the best interest of shareholders, such as increasing the number of directors to make a takeover less likely or decreasing to freeze out a shareholder activist. We will be guided by our belief as to the motivations for the proposal and we will vote for proposals to increase or decrease the size of the Board as long as we believe that the reasons for the change are in the best interest of the shareholders.

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ITEM 2.2.	OUTSIDE VERSUS INSIDE DIRECTORS

a) Policy	We will vote FOR proposals requiring that a majority of the Board be outside directors.

b) Policy	We will vote FOR proposals that major committees of the Board, such as audit, compensation and nominating committees, be comprised exclusively of outside directors.

Reasons	Outside directors generally bring to the Board the highest degree of objectivity and an independent perspective regarding the issues facing the corporation. Directors’ responsibilities include issues that directly impact management, such as executive compensation policies and responding to takeover offers. We believe that a majority of the Board should be free from conflicts of interest inherent in issues such as these.

We also believe that certain committees of the Board should consist entirely of outside directors for the purpose of best protecting shareholder interests.

ITEM 2.3.	DIRECTORS’ TERM OF OFFICE

Policy	We will vote AGAINST proposals to limit the tenure of outside directors.

Reasons	While we tend to agree that the fresh outlook new directors can bring to the Board is in many cases of benefit to the shareholders, there are other factors that must be considered as well, such as experience, continuity and stability.

A tenure limit has the potential to harm shareholder interests, especially at times when the Board needs experience, continuity and stability the most. We believe shareholders have adequate opportunity to evaluate and vote on individual directors and their tenure by retaining the right to elect directors annually.

ITEM 2.4.	CLASSIFIED BOARD OF DIRECTORS

a) Policy	We will vote AGAINST proposals seeking to classify the Board into three classes with staggered terms of office.

b) Policy	We will vote FOR proposals requesting the election of all directors annually and not by classes or with staggered terms of office.

Reasons	The practice of dividing the Board of Directors into three classes and electing approximately one-third of the directors each year has been adopted by some corporations and continues to be proposed by others.

Management agreements favoring classification generally include a position that staggered terms help ensure the presence of a majority of directors familiar with corporate operations, which would benefit shareholders by providing experience, continuity and stability. In addition, management purports that a classified Board would strengthen the position of the Board in dealing with “abusive tactics” used in takeover activities.

Shareholder proposals, prevalent in cases where a classified Board has been previously adopted, take the position that classification makes it more difficult to change the composition of the Board. Obviously, two shareholder meetings would be required to change a majority of the Board. Proponents of annual election of all directors contend that shareholders should have the opportunity to determine the entire Board membership each year.

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We believe that annual election of directors is desirable for the following reasons:

A.	We believe that, under normal circumstances and without reason to do so otherwise, shareholders will tend to re-elect the directors proposed, thus ensuring continuity and stability.

B.	We believe shareholders should have the ability to change a majority of the Board if circumstances so warrant, without having to utilize two shareholder meetings to do so.

C.	We agree that a classified Board provides anti-takeover protection; however, there are clearly times when a corporate takeover might be to the material benefit of shareholders. We believe that this factor outweighs other considerations.

ITEM 2.5.	CUMULATIVE VOTING FOR DIRECTORS

Policy	We will vote AGAINST proposals requiring the provision for cumulative voting in the election of directors.

Reasons	Cumulative voting means that each shareholder is entitled to as many votes as shall equal the number of shares owned multiplied by the number of directors being elected, and that the shareholder may cast all votes for a single candidate or any two or more of them as the shareholder sees fit.

Cumulative voting may allow a minority group of shareholders to cause the election of one or more directors. This can be good or bad depending on the relation of the outcome to the best interest of all shareholders. The minority group may tend to represent only the special interests of that group. We believe that the privilege of cumulative voting has often been used to further the interests of a few without regard for the interests of the entire body of shareholders. Accordingly, it is our position that directors should be elected based on the shareholder having one vote for each share held.

ITEM 2.6.	VOTING ON DIRECTOR NOMINEES

a) Policy	We will vote FOR a slate of directors or an individual director if they have attended at least 75% of all regular board meetings, committee meetings and special meetings.

b) Policy	We will vote all other proxies on director nominees on a CASE-BY-CASE basis.

Reasons	In an uncontested election there is not a list of directors from which shareholders may choose. Rather, shareholders are given a list of nominees selected by management and the Board and asked to vote “for” the slate or, if they choose, to “withhold” votes from individual nominees. Generally, there is little information available concerning individual directors, especially non-management directors. Information on directors should become more readily available as corporate governance evolves.

Currently, we would generally vote “against” a slate of directors or “withhold” our votes from individual directors if we had reason to believe:

A.	The Board has taken an action which we felt was clearly negligent.

B.	An individual director was for any reason unfit to serve in that capacity, i.e., mental or physical capacity.

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C.	An individual director had a clear conflict of interest.

D.	Attendance for a director fell below 75% on all Board meetings and no valid reason for absence is given.

E.	There is a lack of disclosure on the director nominee.

ITEM 2.7.	PROXY CONTESTS FOR ELECTION OF DIRECTORS

Policy	We will evaluate each contested election of directors on a CASE-BY-CASE basis.

Reasons	A contested election generally means that two groups, management and an outside dissident group, have each issued a proxy statement and proxy card. While the other issues on the two cards may be identical, the director nominee slates are usually different, as the dissident group offers nominees it expects to support its goals and programs.

A thorough evaluation of what each side is offering to shareholders must be performed, including the likelihood of each group being able to accomplish their promises. The evaluation will include a review of the track record of both management and the dissident group. The decision must ultimately be made based upon our expectation of achievable value.

ITEM 2.8.	COMPENSATION OF DIRECTORS/APPROVE REMUNERATION REPORT

a) Policy	We will vote proposals relating to the compensation of directors, including stock-based compensation in the case of non-employee directors on a CASE- BY-CASE basis

b) Policy	We will vote AGAINST proposals relating to the provision of retirement benefits to outside directors.

c) Policy	We will vote proposals to approve the remuneration report for directors and executives on a CASE-BY-CASE basis.

Reasons	We believe that it is in the best interests of shareholders that directors be fairly compensated for the time, effort and expense required to perform their responsibilities. This is necessary to attract and retain quality directors.

The use of stock or stock option awards is a reasonable means of providing such compensation and also aligns the interests of the outside director with those of the shareholders. These plans generally include restrictions on the exercise of options granted thereunder or the subsequent sale of shares.

However, concerning retirement plans, outside directors should be thought of as independent contractors; they are not employees, full-time or otherwise. Most proposed director plans base retirement benefits on the length of time the director has served on the Board which puts at risk the independent nature of the role of the outside director.

We generally vote “for” proposals relating to the compensation of directors, so long as the proposals are reasonable as to terms and amounts.

The following are factors that can determine whether a plan is reasonable:

1)    Exercise price of non-qualified stock options are greater than 85% of fair market value:

2)    The compensation plan amounts to less than 10% of the shares available for grant.

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ITEM 2.9.	LIABILITY PROTECTION & INDEMNIFICATION OF DIRECTORS

a) Policy	We will vote AGAINST proposals to limit or eliminate liability for monetary damages for violating the duty of care.

b) Policy	We will vote AGAINST indemnification proposals that would expand coverage to more serious acts such as negligence, willful or intentional misconduct, derivation of improper personal benefit, absence of good faith, reckless disregard for duty, and unexcused pattern of inattention.

c) Policy	All other management proposals relating to the limitation or elimination of the personal liability of directors and officers to the corporation or its shareholders for monetary damages and/or to indemnify directors under an indemnity agreement, not falling within the two policies referenced above will be examined on a CASE-BY-CASE basis.

Reasons	The incidence of litigation seeking to impose liability on directors of publicly-held corporations has increased in recent years. The cost of defending or settling these actions is typically beyond the means of the directors named.

Historically, insurance policies for directors & officers could be secured for protection against liability; however the cost of such policies has risen dramatically, if such coverage is available at all.

The success of a corporation in attracting and retaining qualified directors and officers, in the best interest of shareholders, is partially dependent on its ability to provide some satisfactory level of protection from personal financial risk. We will support such protection so long as it does not exceed reasonable standards.

ITEM 2.10.	RETIREMENT / REMOVAL OF DIRECTORS

a) Policy	We would vote AGAINST proposals for the adoption of a mandatory retirement policy for directors.

b) Policy	We will vote FOR management requests to approve the uncontested retirement of directors.

c) Policy	Contested proxy requests to approve the removal of directors and/or management will be reviewed on a CASE-BY-CASE basis.

Reasons	Our examination of such proposals will include consideration of the magnitude and timing of the effect on the current Board, and an attempt to determine the reasons for the proposal. Management may propose to remove one or more directors that management believes is no longer able to serve effectively. Management is in a better position than shareholders to realize this circumstance and the opportunity for fresh ideas and input would be in the shareholders’ best interest in this case.

However, it is possible that management may be seeking to replace a director who is actively and independently supporting the shareholders’ best interests, refusing to rubber-stamp management’s desired actions. In such circumstance, it would clearly be in the best interest of shareholders to vote against such a proposal.

In general, we believe management is in the best position to decide retirement policy. We would tend to vote FOR such a “shareholder” proposal only if we felt that management’s lackluster record could best be turned around by this means.

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ITEM 2.11.	STOCK OWNERSHIP REQUIREMENT FOR DIRECTORS

Policy	We will vote AGAINST proposals requiring a minimum stock ownership position on the part of directors, whether in shares or at some level of market value.

Reasons	We do not oppose stock ownership by directors; rather we believe that stock ownership tends to align the interests of directors and shareholders. The inflexible requirement usually found in these proposals, however, is not in the best interest of shareholders. A mandatory requirement for stock ownership may preclude the corporation from acquiring the services of an otherwise qualified director.

ITEM 2.12.	SEPARATE CEO AND CHAIRPERSON POSITIONS/REQUIRE INDEPENDENT BOARD CHAIRMAN

Policy	Proposals to prohibit the CEO from also serving as Chairperson will be examined on a CASE-BY-CASE basis.

Reasons	Our examination of such proposals will include consideration of the magnitude and effect on the current Board and we will attempt to determine the reason for the proposal. Management may be seeking to gain greater control over the company by combining previously separated positions which could run contrary to shareholder interest.

ITEM 2.13.	ELECTION OF MEETING CHAIRPERSON (OR SHAREHOLDER REPRESENTATIVE SUPERVISOR OR DESIGNATION OF AN INSPECTOR)

Policy	We will vote FOR proposals to elect a special Chairperson of the meeting (or shareholder representative supervisor or designate an inspector).

Reasons	A special Chairperson of the meeting (or shareholder representative or designated inspector) could bring a new degree of objectivity and/or an independent perspective on issues facing the corporation under certain circumstances. This specially elected person could provide additional protection of shareholder interests.

ITEM 2.14.	APPROVAL OF MINUTES / APPROVAL OF LEGAL FORMALITIES

a) Policy	We will vote FOR proposals to approve the minutes of the previous meeting of the Board of Directors.

Reasons	This is a routine matter that is typically not presented to the shareholders for approval as the minutes presented for approval are reflective of matters presented, discussed and voted on at the previous meeting of the Board of Directors.

Typically foreign meetings (Spain)

b) Policy	We will vote FOR proposals to ratify and execute approved resolutions or approve other legal formalities required of the Board.

Reasons	These are typically routine legal formalities and of no consequence to shareholders.

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ITEM 2.15.	APPROVE RELEASE OF RESTRICTIONS OF COMPETITIVE ACTIVITIES OF DIRECTORS/OVERBOARDED DIRECTORS

a) Policy	We will vote AGAINST shareholder proposals restricting outside board activity.

b) Policy	We will vote FOR management proposals to release restrictions of competitive activities of directors.

Reasons	We believe that as long as the directors meet minimum director meeting requirements then no concerns exist.

ITEM 3.1.	RATIFICATION OF AUDITORS/STATUTORY AUDITORS

a) Policy	We will vote FOR the ratification of the appointment, reappointment and/or to fix remuneration of the independent accountants/auditors, unless reasons as discussed below exist which cause us to vote against the appointment.

b) Policy	If the auditing relationship is continuing, we will vote AGAINST the reappointment of the independent accountants / auditors for the following reasons:

A.	The auditing firm has become complacent in the performance of its duties;

B.	The auditing firm has been found, for any reason, unfit to serve in that capacity by a court of law or an independent adjudicator with the power to enforce its findings; or

C.	The auditing firm had a clear conflict of interest, as measured by current best practices, GAAP or the Pubic Company Accounting Oversight Board.

c) Policy	We will vote FOR a shareholder proposal to prohibit an accountant / auditor from providing non-audit services, if the accountant / auditor is not currently engaged in such capacity.

Reasons	If there is a change in auditors from the previous year we will attempt to determine the reason for the change. Sometimes management will obtain a letter from the previous auditor that states that the change is not being made because of a disagreement between the auditing firm and management. We approve of such disclosure in the proxy statement.

ITEM 3.2.	SHAREHOLDER RIGHT TO CALL SPECIAL MEETINGS/AUTHORIZE DIRECTORS TO CALL A GENERAL MEETING OTHER THAN ANNUAL GENERAL MEETING

a) Policy	We will vote AGAINST proposals to restrict or prohibit the right of shareholders to call special meetings.

b) Policy	We will vote FOR proposals that allow shareholders to call special meetings or that reduce restrictions on the right of shareholders to call special meetings.

c) Policy	We will vote FOR management’s proposal to call a general meeting with 14 days notice.

Reasons	Restricting the ability of shareholders to call a special meeting insulates the Board from the will of the shareholders to whom it is responsible and, in our opinion, transfers corporate governance rights to management which rightfully belong to shareholders. We believe that corporate governance rights of shareholders should not be restricted to once a year, which is particularly important in the case of a takeover attempt.

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EU Member States are permitted to call meetings with a minimum 14 days notice if the resolution is voted on a passed by two-thirds majority at the annual meeting.

The implementation of such a plan is clearly intended as an anti-takeover device. Shareholders may be denied the opportunity to respond to an offer which they find attractive if the right to call a special meeting is denied.

ITEM 3.3.	SHAREHOLDER RIGHT TO TAKE ACTION BY WRITTEN CONSENT

a) Policy	We will vote AGAINST proposals to amend the Articles of Incorporation to require that any shareholder action be taken only at a meeting of shareholders.

b) Policy	We will vote FOR proposals which provide for the right of shareholders to take action by written consent.

Reasons	This proposal seeks to eliminate the right of shareholders to take action by written consent signed by the holders of securities sufficient to take such an action at a shareholder meeting.

As in the case of shareholder right to call a special meeting, we feel that the protection of the corporate governance rights of shareholders is best accomplished if the shareholders have the ability to take action at other than annual meetings.

ITEM 3.4.	SUPER-MAJORITY VOTE REQUIREMENTS

a) Policy	We will vote AGAINST proposals which include a provision to require a supermajority vote to amend any charter or bylaw provision, or to approve mergers or other significant business combinations.

b) Policy	We will vote FOR proposals to lower supermajority vote requirements to amend charter or bylaw provisions, or to approve mergers or other significant business combinations.

Reasons	Certain management proposals calling for an amendment to the corporation’s Charter, Bylaws or Articles of Incorporation include a provision whereby a vote of more than a majority of shares would be required to subsequently amend the current proposal or other matters. Usually, these anti-takeover provisions require an affirmative vote of the holders of from 66 2/3% to 85% of the shares eligible to vote.

It is our position that such proposals are inherently not in the best interests of shareholders, believing that a majority of shareholders, the owners of the corporation, are entitled to govern. Consequently, we would generally oppose such proposal unless the nature of the proposal requiring a supermajority vote is sufficiently important to the best interest of the shareholders.

ITEM 3.5.	MERGERS, ACQUISITIONS & OTHER BUSINESS COMBINATIONS

Policy	Proposals seeking approval of a merger between the corporation and other entities and related matters, or relating to acquisitions of or by the corporation will be examined on a CASE-BY-CASE basis.

Reasons	We will review all available information relating to any proposed merger or acquisition to determine its potential impact on shareholders. If we determine such action to be in the shareholders’ best interest, we will vote FOR such a proposal.

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ITEM 3.6.	AUTHORIZING ADDITIONAL COMMON STOCK

Policy	We will vote FOR proposals to authorize an increase in the number of authorized shares of common stock.

Reasons	Often an increase in the number of authorized common shares is desirable, sometimes in conjunction with a stock split designed to make the stock, at a reduced price, more widely available in a broader market. Additionally, the availability of a sufficient number of shares gives management the flexibility to obtain equity financing for many purposes, including acquisitions.

While there are anti-takeover uses for excess available shares, we believe that the necessity of financing flexibility overrides these other concerns. We tend to oppose anti-takeover devices in general and believe that there are other means of protection against anti-takeover provisions.

ITEM 3.7.	PREFERRED STOCK AUTHORIZATION

Policy	Proposals to authorize new classes of preferred stock, or to increase the number of authorized shares of preferred stock, will be examined on a CASE-BY-CASE basis.

Reasons	On occasion, management seeks to issue a new class of stock, usually a preferred issue. Although there are sound business purposes for the use of preferred stock, which we support, we believe that the terms of the preferred issue, including voting, conversion, distribution and other rights should be made clear at the time approval is requested. If these terms are not identified, in which case the issue is referred to as “Blank Check Preferred Stock”, we will vote against efforts to authorize the issue or increase the number of shares authorized under such an outstanding issue.

Blank Check Preferred Stock is a powerful anti-takeover defense tool, as management is given the power and discretion to set terms, such as superior voting rights, which are attached to shares typically sold into “friendly” hands to oppose a takeover attempt. We generally oppose such barriers to hostile offers, preferring instead to have such offers fully considered by shareholders.

ITEM 3.8.	UNEQUAL VOTING RIGHTS

a) Policy	We will vote AGAINST proposals authorizing or issuing shares with superior or otherwise unequal voting rights.

b) Policy	We will vote FOR proposals calling for the rescission of shares or classes of shares which have superior voting rights.

Reasons	The term “unequal voting rights” can apply in a number of different situations, the most common of which is dual-class voting. This refers to corporations with two different classes of voting stock, one of which carries more votes per share than the other; for example, Class A Common may have one vote per share while Class B Common has ten votes per share. Another type is time-phased voting, where voting rights increase with the length of time the shares are owned by a single investor, then revert to the minimum number of votes when the shares are traded. Other corporations have set a limit on the number of votes which may be cast by a single shareholder. All of these types of voting arrangements were created to give an ownership advantage to an individual or group, such as in the case of a family business going public.

While some of these arrangements have been eliminated by law or regulation, those corporations where such arrangements already existed were not required to restructure. Also, there is no guarantee that such rules will not again be changed. In general, it is our belief that the “one share, one vote” process that is prevalent in publicly held corporations is in the best interest of shareholders.

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ITEM 3.9.	PREEMPTIVE RIGHTS

a) Policy	We will vote proposals to issue shares with or without preemptive rights on a CASE-BY-CASE basis.

Reasons	There are several factors such as (but not limited to) the size of the company, the industry of the company, and the liquidity of the stock, that go into determining if shares with or without preemptive rights should be issued. Our Director of Research will review the factors to make an informed decision on what would be in shareholders’ best interest.

ITEM 3.10.	FAIR PRICE PROVISIONS

a) Policy	We will vote FOR proposals to adopt a fair price provision, if the shareholder vote requirement included in the provision calls for no more than a majority of the disinterested shares. We will vote AGAINST all such provisions that require more than a majority vote.

b) Policy	We will vote FOR proposals to lower the supermajority shareholder vote requirement included in existing fair price provisions, or to submit the fair price provision to a shareholder vote.

Reasons	Fair price provisions are legitimately used to allow a bidder to consummate a merger or acquisition without Board approval or a shareholder vote as long as the offer satisfies the price requirement contained in the provision. The common requirement is that the acquirer must pay the same share price to minority shareholders as was paid to gain a controlling interest.

The protection afforded by a fair price provision applies primarily to a two-tier offer. Normally, the acquirer will first offer to pay a premium and accept only a sufficient number of shares in the first tier to acquire control, and will offer to pay cash for those shares. In the second tier, those shareholders who remain may be offered a lower price which may also include securities rather than cash. Typically, shareholders will rush to tender their shares whether or not the offer is in their best interest to avoid being caught in the second, and less desirable, tier. We feel this two-tier, front-end loaded tender offer is inherently coercive and abusive and believe that a properly constructed fair price provision is probably the best defense against it.

ITEM 3.11.	PAYMENT OF “GREENMAIL”

Policy	We will vote FOR proposals to prohibit the payment of “Greenmail”.

Reasons	The term “Greenmail” applies to a situation where a corporation offers to buy shares of its stock from an individual investor or group of investors at a price not offered to all shareholders, often in excess of the prevailing market price. This usually occurs when an unfriendly investor or group has acquired a significant position in the corporation’s securities and may have announced an intention to acquire control.

We believe that the payment of such an excess price to specific shareholders without offering the same price to minority shareholders is inequitable and unfair to such minority shareholders.

ITEM 3.12.	RIGHTS PLANS (“POISON PILLS”)

a) Policy	We will vote AGAINST proposals for the adoption of a Shareholder Rights Plan (sometimes “Purchase Rights Plan”).

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b) Policy	We will vote FOR proposals requiring the corporation to redeem the rights granted under a previously adopted Shareholder Rights Plan, or to submit the Plan to a vote of the shareholders.

Reasons	Shareholder Rights Plans provide certain rights to purchase new shares which are exercisable in the event an unsolicited offer made by a third party to acquire the corporation takes place. These plans are often adopted by the Board without being submitted for shareholder approval. The Plan is generally intended to protect the shareholders against unfair or coercive takeover tactics.

Positions taken against such Plans point out that the effect of these plans is to deny shareholders the right to decide these important issues, a basic right of ownership, and the opportunity to sell their shares at advantageous prices to potential bidders.

As previously stated, we believe that anti-takeover proposals are generally not in the best interest of shareholders. Such a Plan gives the Board virtual veto power over acquisition offers which may well offer material benefits to shareholders.

ITEM 3.13	STAKEHOLDER PROVISIONS

a) Policy	We will vote AGAINST proposals allowing the Board to consider stakeholder interests when faced with a takeover offer.

b) Policy	We will vote FOR proposals to remove existing charter and bylaw provisions allowing the Board to consider stakeholder interests when faced with a takeover offer.

Reasons	The stakeholder concept promotes the belief that corporations owe a duty to constituencies other than shareholders, including local communities, employees, suppliers and creditors. Such a duty is undeniable; we fully believe that corporations have certain social and legal responsibilities that cannot be ignored. These might include the obligation to provide a safe workplace and to pay creditors responsibly.

This issue has developed into one of accountability. We believe that our legal and economic system is soundly based on the accountability of corporate managers to the shareholders whose capital is at risk. While we recognize the obligations of the corporation to its other constituents, we cannot support provisions which undermine the principle that the first responsibility of directors is to the shareholder.

ITEM 3.14.	TARGETED SHARE PLACEMENTS

Policy	We will examine proposals requesting that corporations first obtain shareholder authorization before issuing voting stock, warrants, rights or other securities convertible into voting stock, to any person or group, unless the voting rights at stake in the placement represent less than five percent of existing voting rights, on a CASE-BY-CASE basis.

Reasons	One of the more powerful takeover defenses developed by management is the placement of large blocks of stock into friendly hands. In some cases, the benefits gained by the “white knight” have included significant monetary advantages and preferential treatment not offered to other shareholders. This is clearly not in the best interest of the other shareholders.

Generally, we would vote FOR the type of shareholder proposals stated above, but we also recognize that for certain corporations and in certain circumstances we might choose to do otherwise when we felt the best interests of the shareholders so warrant.

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ITEM 3.15.	RIGHTS OF APPRAISAL

Policy	We would vote FOR proposals to provide rights of appraisal to dissenting shareholders.

Reasons	Rights of appraisal provide shareholders who do not approve the terms of a merger the right to demand a judicial review to determine a fair market value for their shares. In certain cases, particularly without a fair price provision, rights of appraisal might be the only remedy of unsatisfied shareholders.

ITEM 3.16.	STATE OF INCORPORATION

a) Policy	Proposals to change a corporation’s state of incorporation will be examined on a CASE-BY-CASE basis.

b) Policy	Proposals to opt-in or opt-out of state anti-takeover statutes will also be examined on a CASE-BY-CASE basis.

Reasons	On occasion, a corporation will seek to change its state of incorporation. Although wegenerally believe management should have the right to make this determination, some states, in order to increase state revenues, have instituted laws and regulations meant to lure corporations to change their domicile, sometimes contrary to the best interest of corporate shareholders. A careful evaluation is necessary to determine the impact of such a change on shareholders’ ability to maintain their rights of corporate governance.

Some states also have certain statutes, including anti-takeover statutes, which corporations may adopt or reject as they choose. This has given rise to management attempts to opt-in and shareholder efforts to opt-out of these statutes. Again, a careful evaluation as to shareholders’ best interest is required.

ITEM 3.17.	CHANGE OF CORPORATE NAME

Policy	We will vote FOR proposals to amend the Articles of Incorporation whereby the corporation shall change its name.

Reasons	A name change is usually related to a merger or acquisition and/or reflects the corporation’s desire to have the corporate name more accurately reflect its primary business activity or entity. Unless for some reason we feel the name change will be so detrimental to the business as to negatively affect share value, we would support such a change.

ITEM 3.18.	APPROVAL OF DIVIDENDS

a) Policy	We will generally vote FOR proposals to approve dividends.

b) Policy	We will vote AGAINST the approval of dividends if they significantly deviate from industry best practices and/or industry norms.

Reasons	Dividends are usually considered “positive” for shareholders unless, based on the company’s financial circumstances, the dividend could be considered excessive or could otherwise be considered detrimental to the business or negatively impact share value.

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ITEM 3.19.	EXPANSION OF BUSINESS LINES, PRODUCTS AND/OR SERVICES

Policy	We will vote FOR proposals to expand business lines, products and/or services.

Reasons	It is our belief that the judgment of management, as monitored by the Board, is best suited to make decisions on whether to expand business lines, products or services.

ITEM 3.20.	DE-LISTING SHARES.

Policy	We will vote FOR proposals to de-list company shares.

Reasons	It is our belief that the judgment of management, as monitored by the Board, is best suited to make decisions on whether to de-list its shares.

ITEM 3.21.	REPURCHASE ISSUED SHARE CAPITAL.

a) Policy	We will vote FOR proposals to repurchase issued share capital.

Reasons	It is our belief that the judgment of management, as monitored by the Board, is best suited to make decisions on whether to repurchase issued share capital unless it is believed that such action is not being taken in the best interest of the shareholders.

Japanese Meetings Only

b) Policy	We will vote FOR proposals to repurchase shares at the Board’s discretion, thereby eliminating the need for shareholder approval.

Reasons	It is our belief that the judgment of management, as monitored by the Board, is best suited to make decisions on whether to repurchase issued share capital unless it is believed that such action is not being taken in the best interest of the shareholders.

ITEM 3.22.	REDUCE SHARE CAPITAL THRU CANCELLATION OF REPURCHASED SHARES.

a) Policy	We will vote FOR proposals to reduce capital through the cancellation of repurchased shares.

b) Policy	We will vote AGAINST any proposals referred to above if the cancellation terms are not spelled out in the proposal or if the cancellation is left to the discretion of the Board or of management or at a price to be determined by the Board or by management.

Reasons	It is our belief that the judgment of management, as monitored by the Board, is best suited to make decisions on whether to reduce share capital thru cancellation of repurchased shares unless it is believed that such action is not being taken in the best interest of the shareholders.

ITEM 3.23.	AMEND ARTICLES.

a) Policy	We will vote FOR proposals to amend Articles to cancel warrants.

Reasons	It is our belief that the judgment of management, as monitored by the Board, is best suited to make decisions on whether to cancel warrants unless it is believed that such action is not being taken in the best interest of the shareholders.

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b) Policy	We will vote FOR proposals to amend Articles of Association / Articles of Incorporation that are necessary to comply with relevant rules, regulations and/or law.

Reasons	It is our belief that the judgment of management, as monitored by the Board, is best suited to make decisions on whether to amend articles to comply with any relevant rules, regulations or law and whether such action is being taken in the best interest of the shareholders.

c) Policy	All other proposals to amend a corporation’s Articles of Association will be examined on a CASE-BY-CASE basis.

Reasons	On occasion, a corporation will seek to amend its Articles of Association. Although we generally believe management should have the right to seek these amendments to adapt to changes in its environment, a careful evaluation of the proposal is necessary in order to determine the impact of such a change and whether it is in the best interest of corporate shareholders.

ITEM 3.24.	ACCEPT FINANCIAL STATEMENTS/STATUTORY REPORTS/FINANCIAL BUDGETS

Typically non-U.S. shareholder meetings

a) Policy	We will vote FOR proposals to accept financial statements, statutory reports and other legal formalities (the Funds will abstain from all non-voting matters).

b) Policy	We will vote FOR proposals to approve budgets in the absence of any issues concerning the handling and use of company funds.

Reasons	These matters are generally non-contentious and routine matters (if the matter is a non-voting matter, the Funds must abstain on these proposals because the voting system does not provide any other option). These reports are generally designed to give shareholders an idea of how the company performed and provide an idea of the various other operational highlights in the just-concluded fiscal year. It is our belief that the judgment of management, as monitored by the Board, is best suited to ensure routine financial statements and statutory reports are properly monitored to comply with Sarbanes-Oxley and any other governing rules.

ITEM 3.25.	APPROVE DISCHARGE OF BOARD AND SENIOR MANAGEMENT RESPONSIBILITY FOR FISCAL YEAR IN REVIEW

Typically non-U.S. annual shareholder meetings (this is a standard request in Switzerland)

Policy	We will vote FOR proposals to approve the discharge of board and senior management responsibility for the fiscal year in review if the proxy will not operate as a release or discharge of the directors’ liability.

Reasons	These matters are generally non-contentious and routine matters in foreign countries and represents tacit shareholder approval of actions taken during the year. There may be occasions where we will vote against such proposals where a board’s actions have come under question or where there actions have faced a legal claim, suit or similar challenge.

ITEM 3.26	REVERSE STOCK SPLIT

Policy	We will vote proposals to approve reverse stock splits on a CASE-BY-CASE basis.

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Reasons	Many times a reverse stock split is necessary to increase the market price of the common stock to a price more suitable to brokerage houses, to decrease the amount and percentage of transaction costs paid by individuals, to improve the company’s ability to raise capital, and continue the company’s listing on the NYSE. However, to meet a company’s minimum required share reserve for other business purposes our management might vote against because it is not in the best interest of shareholders.

ITEM 4.1.	LONG-TERM INCENTIVE PLANS

Policy	Proposals to approve or amend various incentive compensation plans, savings & investment plans, stock purchase plans, or similar plans for officers and employees will be evaluated on a CASE-BY-CASE basis.

Reasons	In an effort to attract and retain qualified officers and employees, corporations must develop and maintain a competitive compensation program, which may include salaries and other cash or equity-based elements of compensation. We will generally vote FOR such plans if we believe they are reasonable.

ITEM 4.2.	SEVERANCE AGREEMENTS (“GOLDEN PARACHUTES”)

Policy	Proposals to ratify, cancel or submit for shareholder approval various executive severance agreements will be examined on a CASE-BY-CASE basis.

Reasons	Executive severance agreements, commonly referred to as “golden parachutes,” represent a special kind of employment agreement for executives and key employees that provide severance payments in the event of termination (voluntary or involuntary) following a change in control of the corporation.

We believe that it would be difficult to attract and retain competent senior managers, especially in the prevailing environment of proxy contests and hostile takeovers, without severance agreements for executives who are at considerable risk in the event an outsider gains control. Additionally, during a change of control shareholders need executives to focus their attention on managing the business, not seek new and more secure employment.

Accordingly, it is our opinion that severance agreements are generally necessary and in the best interest of shareholders, and should be accepted as a cost of having senior management available to operate the corporation on a day-to-day basis. We do believe that the examination of these proposals should include consideration of change-in-control benefits in the corporation’s long-term incentive plans, that participation should be limited to key employees, and that the payout of benefits should be reasonable in term and amount.

ITEM 4.3.	EMPLOYEE STOCK OWNERSHIP PLANS / EMPLOYEE STOCK PARTICIPATION PLANS

a) Policy	We will vote FOR proposals to establish an Employee Stock Ownership Plan (ESOP) / Employee Stock Participation Plans (ESPP).

b) Policy	We will vote FOR a proposal requesting that an ESOP / ESPP, or significant share placements to an ESOP / ESPP, be submitted for shareholder approval.

Reasons

In general, we believe that opportunities for employees to share in the ownership of the corporation have a positive effect on productivity and the work environment. However, some corporations may design and propose such plans primarily to serve as anti-takeover devices. In this regard, we find it

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necessary to examine the potential size of the plan to determine whether, in our judgment, its true purpose is takeover defense.

We would consider a shareholder proposal seeking submission of an existing ESOP / ESPP or significant share placements with the ESOP / ESPP for shareholder approval as a protection against the use of an ESOP / ESPP as a takeover defense.

ITEM 4.4.	STOCK OWNERSHIP REQUIREMENT FOR EXECUTIVES

Policy	We will vote AGAINST proposals requiring a minimum stock ownership position on the part of executives, whether in shares or at some level of market value.

Reasons	We do not oppose stock ownership by executives; rather we believe that stock ownership tends to align the interests of executives and shareholders. The inflexible requirement usually found in these proposals, however, is not in the best interest of shareholders. A mandatory requirement for stock ownership may preclude the corporation from acquiring the services of an otherwise qualified executive.

ITEM 4.5.	CLAWBACK OF PAYMENTS UNDER RESTATEMENT OF EARNINGS OR WRITE-OFF

Policy	We will vote FOR shareholder proposals requiring a Board to seek reimbursement of all performance-based bonuses or awards that were made to senior executives based on having met or exceeded specific performance targets to the extent that the specified performance targets were not met, taking into account the negative restatement of earnings or write-off.

Reasons	We favor such reimbursement, to the fullest extent possible and we believe that the board is in the best position to review these matters and seek reimbursement from appropriate parties as necessary.

ITEM 4.6.	REIMBURSEMENT OF EXPENSES FOR CERTAIN SHAREHOLDER- NOMINATED DIRECTOR CANDIDATES

Policy	We will vote AGAINST proposals requiring a Board to reimbursement expenses, including but not limited to legal, advertising, solicitation, printing, and mailing costs, incurred by a shareholder or group of shareholders in a contested election of directors.

Reasons	Required reimbursement of expenses would permit campaigns to be mounted by a minority of shareholders to seat special interest candidates while having the costs of such campaigns financed by all shareholders, regardless of the candidate’s qualifications or suitability.

ITEM 4.7	DEATH BENEFITS (“GOLDEN COFFINS”)

Policy	We will vote shareholder proposals which ask the company to not make or promise to make any death benefit payments to senior executives on a CASE- BY-CASE basis.

Reason	Because golden coffin benefits depend on the death of the executive-and not on company performance-golden coffins may sever the pay/performance link. However, many companies have them to attract and retain executives who are concerned about providing for their families upon their sudden death. Our Director of Research will review each company’s individual request to adopt a death benefit policy to determine what is in shareholders’ best interest.

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ITEM 4.8	STOCK OPTION EXCHANGE

Policy	We will vote proposals to approve stock option exchange programs on a CASE- BY-CASE basis.

Reason	The stock option exchange program can be beneficial if the executive officers are excluded from participation, if specific exchange ratios show a value-for-value exchange, if exchanged shares are cancelled and not recycled back into the plan, and additional vesting terms are applied to the exchanged options. We would vote against if the above items are not in place.

ITEM 4.9	STOCK OPTION REPRICING

Policy	We will vote proposals to approve repricing of options on a CASE-BY-CASE basis.

Reason	In order to approve repricing of options the program should incorporate best practices such as: a value neutral exchange, the exercise price of the new options set at a premium to the new grant date market price, exclusion of executives from the program, maintaining the original terms of the options, and subjecting the new options to new vesting conditions.

a) Policy	We would vote AGAINST proposals requiring disclosure in the financial statements of an “estimated fair value” of stock-related compensation granted during the period covered by the financial statements.

Reasons	We believe current disclosures as required by generally accepted accounting principles, SEC regulations and other requirements are adequate disclosure until such time as a uniform measurement of fair value is adopted by appropriate regulatory agencies. Until such time, there is possibly a wide variation in the fair value, and confusing and misleading information is likely and not in the best interest of shareholders.

b) Policy	We would vote AGAINST proposals requiring disclosure in the proxy statement of the compensation of all individuals who were paid at or above a certain level.

Reasons	We generally believe that such disclosure is properly under the direction of the SEC, which has set the prevailing standard of disclosure for this information.

c) Policy	We would vote AGAINST any shareholder proposal to limit compensation of any particular individual / employee to a specified level.

Reasons	We generally believe that such limitations falls under the discretion of management. The inflexible requirement usually found in these proposals is not in the best interest of shareholders as any limitation to compensation could preclude the corporation from acquiring the services of an otherwise qualified employee.

d) Policy	We will vote management proposals to ratify named executive compensation on a CASE-BY-CASE basis.

ITEM 5.2.	PRIOR GOVERNMENT SERVICE

Policy	We would vote AGAINST proposals relating to the disclosure of prior government service of certain employees or consultants, lobbyists, legal counsel, investment bankers, directors or others.

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Reasons	We believe that corporations are required to comply with a large and growing number of laws and regulations designed to prevent conflicts of interest. We would anticipate additional expense with no meaningful benefit to shareholders from requiring additional disclosure.

ITEM 5.3.	FEES PAID TO CONSULTANTS

Policy	We would vote AGAINST proposals seeking to limit or eliminate the use of consultants or require reporting of fees paid to consultants.

Reasons	We recognize the value and necessity of corporations from time to time seeking outside expertise and advice from consultants, and generally believe that the judgment of management, as monitored by the Board, is the proper basis for doing so.

We see no meaningful benefit to shareholders and potential harm to the corporation, and thus to shareholders, by restricting or eliminating such practice. Further, we would anticipate additional expense from reporting such activity.

ITEM 5.4.	OTHER DISCLOSURE PROPOSALS

Policy	Other proposals seeking to require reports of various practices, policies or expenditures will be examined on a CASE-BY-CASE basis.

Reasons	In general, we will vote FOR such proposals only when we believe that corporate disclosure has been inadequate in the past, that the information being requested is not readily available from other sources, that appropriate regulatory authority over the practice, policy or expenditure is inadequate, and/or that the cost of providing such a report will be more than offset by the benefits to be received by the shareholders as a group.

ITEM 5.5	SAY ON PAY

a) Policy	We will vote AGAINST shareholder proposals on advisory votes to ratify named executive officers’compensation.

b) Policy	We will vote FOR management proposals on advisory votes to ratify named executive officers’ compensation.

Reason	Legislation regarding advisory votes on executive compensation is pending in Congress. If stockholder advisory votes on executive compensation are thought to be advisable, we believe that they should be implemented at all companies through appropriate legislation, not selectively directed. Otherwise, this could lead to certain companies reducing compensation below competitive levels resulting in loss of executive talent.

ITEM 6.1.	EQUAL EMPLOYMENT OPPORTUNITY

Policy	We will vote AGAINST proposals requiring additional reporting and/or amendments to equal employment opportunity policies above the level required by law.

Reasons	We believe that corporations are required to comply with numerous laws and regulations governing equal employment opportunity wherever facilities are situated, and that in general, corporations do comply. We see little benefit to shareholders to offset the expense of requiring a separate report in this regard.

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ITEM 6.2.	THE ENVIRONMENT

Policy	We will vote proposals seeking adherence to environmental principles and/or reporting on environmental issues above that which is required by law on a CASE-BY-CASE basis.

Reasons	Although we recognize that corporations have environmental responsibilities, we believe that, in most cases, regulation and control is appropriately left to regulatory agencies charged with monitoring environmental impacts of corporate policies and procedures and that shareholders do not typically benefit as investors by imposing additional environmental requirements on their corporations.

ITEM 6.3.	LINES OF BUSINESS (RESTRICTIONS)

Policy	We will vote AGAINST proposals seeking the termination of lines of business or corporate business activity, including:

A.	Military contracts and requirements for conversion of facilities to civilian production;

B.	Space weapons research; and

C.	Nuclear activities and/or facilities.

Reasons	We generally oppose proposals where shareholders seek to require the termination of lines of business or corporate business activities, or to require extensive reporting on such activities beyond that required by regulatory agencies. We anticipate no meaningful benefit to all but a very few shareholders from such requirements, but would expect the incurrence of additional expense in the preparation, production and distribution of reports.

ITEM 6.4.	ANIMAL RIGHTS

Policy	We will vote AGAINST proposals eliminating, restricting and/or reporting on the use of animals in product testing, or proposals asking the corporation to use its economic influence to protect animal rights.

Reasons	Decisions as to the means and manner in which a corporation chooses to do business are properly the responsibility of management. Live animal testing subjects corporations to the regulatory and social attention of numerous agencies and interests. Most such corporations limit the use of live animals in testing and adopt procedures that are as humane as possible under the circumstances. We see no meaningful benefit to shareholders as investors by requiring additional reports on these activities.

ITEM 6.5	ADOPT PRINCIPLES FOR HEALTH CARE REFORM

Policy	We will vote AGAINST shareholder proposals to adopt principles for health care reform.

Reasons	Management should have the flexibility to make decisions on specific policy positions based on their own assessment of the most beneficial health care strategies for the company.

ITEM 6.6	HUMAN RIGHTS

Policy	We will vote AGAINST shareholder proposals to adopt policies on human rights.

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Reasons	The scope and binding structure of most human rights proposals present many challenges. We believe the decision on key operational initiatives is best left to the discretion of management.

ITEM 7.1.	LOCATION OR DATE OF ANNUAL MEETING

Policy	We will vote AGAINST proposals seeking to change or dictate the location or date of the corporation’s annual meeting.

Reasons	We believe that the selection of the location and date of the annual meeting is a proper function of the Board. Recognizing that no date or location would be satisfactory to all shareholders, we oppose attempts to dictate dates or locations to the Board and see no benefit to shareholders by doing so.

ITEM 7.2.	POLITICAL ACTIVITY

a) Policy	We will FOR proposals requesting political contributions that fall within permitted campaign finance limits or other similar laws.

b) Policy	We will vote AGAINST shareholder proposals requiring the publication of reports on political activity or contributions made by political action committees (PAC’s) sponsored or supported by the corporation.

Reasons	We generally oppose such proposals for the following reasons:

A.	Corporations are prohibited by law from spending corporate funds to assist candidates or political parties in federal elections. While certain states allow such contributions, we believe participation is usually immaterial.

B.	PAC contributions are generally made with funds contributed voluntarily by employees, and provide a positive individual participation in the political process of a democratic society.

C.	Costs relating to the administration of corporate-sponsored PAC’s are, in our opinion, generally minimal and immaterial.

D.	Federal and most state laws require full disclosure of political contributions made by PAC’s. This is public information and available to all interested parties.

We believe requiring reports or newspaper publication of corporate activity in these areas would result in added expense without commensurate benefit to shareholders.

ITEM 7.3.	CHARITABLE CONTRIBUTIONS

Policy	We will vote AGAINST proposals requiring the reporting, limitation or elimination of corporate charitable/educational contributions.

Reasons	We generally oppose such proposals for the following reasons:

A.	We believe that corporations have social responsibilities and that corporate giving in reasonable amounts for charitable or educational purposes falls within this category.

B.	We believe that the likely alternative to corporate giving is assumption of related costs by society at large, to some degree with public funds acquired through taxation of citizens, including shareholders.

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C.	We believe that charitable and educational donations by publicly held corporations are generally reasonable in amount, and an appropriate function of management decision-making as governed by the Board.

Accordingly, our conclusion would be that limiting or eliminating such contributions would be of no meaningful direct benefit to shareholders, while such practice has significant indirect benefits.

ITEM 7.4.	OPEN OR ADJOURN MEETING

Policy	We will vote FOR management proposals to open or adjourn the corporation’s annual meeting.

Reasons	We believe that the proper time to open or adjourn the annual meeting is a proper function of the Board. We oppose attempts by others to dictate when a Board opens or adjourns its meetings and see no benefit to shareholders by doing so.

ITEM 7.5.	SHARE BLOCKING

Policy	We will TAKE NO ACTION on any matter in which a foreign country or company places a block on the Fund’s ability to trade those shares for any period of time after the vote.

If voting “TAKE NO ACTION” is not an option on the proxy ballot and we are required to vote on re-registration of shares, we will vote AGAINST the re- registration of shares where the Fund’s ability to trade shares for any period after the vote will be blocked or restricted.

Reasons	We believe that it is typically in the best interest of the shareholder to have the unrestricted ability to purchase or sell a security and such ability is infrequently outweighed by the opportunity to vote on any company matter, the result of which, is to temporarily block the Fund’s ability to purchase or sell that company.

ITEM 7.6.	MAJORITY VOTING VERSUS PLURALITY VOTING

a) Policy	We will vote FOR proposals requiring a majority of votes, as long as the proposal has a back-up plan for those cases where no one receives a majority of the votes

b) Policy	We will vote AGAINST proposals requiring a majority of votes in order to be nominated to the Board of Directors if there is no plan of action for cases where an appropriate slate of directors fail to receive a majority of votes.

Reasons	In many of these instances, these proposals fail to provide for any alternative in the situation where no director receives a majority of votes cast. We believe that it is in the best interest of the shareholders to have at least some board review as opposed to having empty positions in the situation where a split vote occurs and a director receives a plurality of the vote but no one director receives a majority of the votes cast.

ITEM 7.7.	TRANSACT OTHER BUSINESS

a) Policy	We will vote AGAINST proposals to transact other business that is not identified or disclosed.

b) Policy	We will vote proposals to adjourn meetings pending shareholder approval for a merger on a CASE-BY-CASE basis.

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Reasons	In many of these instances, these proposals fail to provide any indication of the “other business” to be conducted. We believe that it is in the best interest of the shareholders to have at least have some description of the matter at hand prior to granting the board power to vote on behalf of the shareholders.

In those cases where we are in favor of a merger we would be in favor of the adjournment. In those cases where we are opposed to the merger we would be against the adjournment.

ITEM 7.8.	APPROVE AGENDA/ACKNOWLEDGE MEETING IS PROPERLY CONVENED

Policy	We will vote FOR management proposals to approve the meeting agenda or acknowledge that a meeting has been properly convened.

Reasons	We believe these matters are largely routine in nature, subject to basic guidelines and are not subject to abuse. Whether a meeting is properly convened is an objective process subject to basic guidelines and is a proper function of the Board.

Revised 11-17-10 by Waddell & Reed Advisors Funds and Ivy Funds Variable Insurance Portfolios and 11-04-10 by Ivy Funds.

Adopted by Waddell & Reed Advisors Group of Funds and W&R Target Funds, Inc. on 11-09-05 and adopted by Ivy Funds, Inc. and Ivy Funds the Trust on 11-16-05.

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EXHIBIT H

February 2014

Janus Capital Management LLC

Janus Capital Singapore Pte. Limited

Perkins Investment Management LLC

Janus Proxy Voting Guidelines

The Janus Proxy Voting Guidelines (the “Guidelines”) below summarize Janus Capital Management LLC’s (“Janus”) positions on various issues of concern to investors and are intended to provide a general indication of how portfolio securities may be voted on proposals dealing with particular issues. The Guidelines, together with the Janus Proxy Voting Procedures (the “Procedures”), will be used for voting proxies on behalf of all Janus clients (including mutual funds) for which Janus has voting authority, except as noted below. Subject to specific provisions in a client’s account documentation related to exception voting, Janus only accepts direction from a client to vote proxies for that client’s account pursuant to: 1) the Guidelines; 2) the Benchmark Policy recommendations of Institutional Shareholder Services Inc. (“ISS”) (the “Proxy Voting Service”); or 3) upon request by a client as set forth in a client’s investment management agreement, the ISS Taft-Hartley voting guidelines (“Taft-Hartley Guidelines”). Janus Capital Singapore Pte. Limited and Perkins Investment Management LLC have each adopted the Guidelines.

Janus has retained the services of the Proxy Voting Service, an industry expert in proxy issues and corporate governance matters. The Proxy Voting Service provides Janus with in-depth analysis and recommendations on complex proxy issues. While Janus attempts to apply the following Guidelines to proxy proposals, Janus reserves the right to use the Proxy Voting Service’s expertise and recommendations on a variety of proxy voting issues, including: executive compensation, foreign issuer proxies, and proposals that may not otherwise be addressed by the Guidelines. The Proxy Voting Service is instructed to vote all proxies relating to portfolio securities in accordance with these Guidelines, except as otherwise instructed by Janus. The Proxy Voting Service, may not, in all instances, have or provide research, analysis and recommendations on proxy issues. For example, the Proxy Voting Service may not provide such analysis and research for privately held companies. In such instances, the Proxy Administrator shall refer such proxy proposal to the portfolio manager.

The Guidelines are not exhaustive and do not include all potential voting issues. Because proxy issues and the circumstances of individual companies are so varied, there may be instances when Janus may not vote in strict adherence to the Guidelines. In addition, Janus portfolio managers, assistant portfolio managers, and analysts covering specific companies are responsible for monitoring significant corporate developments, including proxy proposals submitted to shareholders and notifying the Proxy Administrator in Securities Operations of circumstances where the interests of Janus’ clients may warrant a vote contrary to the Guidelines. In such instances, the portfolio manager, assistant portfolio manager or analyst will submit a written rationale to the Proxy Administrator. The Proxy Voting Committee

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periodically reviews rationales provided to determine: i) whether the rationales appear reasonable; and ii) whether any business relationship with the issuer of the proxy could have created a conflict of interest influencing the votes (see Procedures for additional Conflicts of Interest details).

In many foreign markets, shareholders who vote proxies for shares of a foreign issuer are not able to trade in that company’s stock within a given period of time on or around the shareholder meeting date. This practice is known as “share blocking.” In countries where share blocking is practiced, Janus will only vote proxies if the portfolio manager or assistant portfolio manager determines that the shareholder benefit of voting the proxies outweighs the risk of not being able to sell the securities. In addition, international issuers may be subject to corporate governance standards and a proxy solicitation process that substantially differs from domestic standards and practices. Janus will generally vote international issuer proxies using the Guidelines unless the application of the Guidelines is inconsistent with corporate governance standards and practices in the foreign market, in which case Janus may refer to the research, analysis and recommendations provided by the Proxy Voting Service.

The Janus funds may participate in a securities lending program under which shares of an issuer may be on loan while that issuer is conducting a proxy solicitation. Generally, if shares of an issuer are on loan during a proxy solicitation, a fund cannot vote the shares. Janus fund managers have discretion to instruct the Proxy Administrator to pull back lent shares before proxy record dates and vote proxies.

In circumstances where the Janus funds held a security as of record date, but Janus sells its holdings prior to the shareholder meeting, Janus will abstain from voting that proxy.

The following guidelines are grouped according to the types of proposals generally presented to shareholders.

Board of Directors Issues

The quality of management is a key consideration in the decision to invest in a company. Because management is in the best possible position to evaluate the qualifications and needs of a particular board, Janus considers the recommendation of management to be an important factor in making these decisions.

1.	For domestic market and applicable foreign market issuers, Janus will generally vote in favor of slates of director candidates that have a majority of independent directors (as determined by the Proxy Voting Service) and oppose slates of director candidates that do not have a majority of independent directors.

2.	After taking into consideration country-specific practices, Janus will generally vote in favor of uncontested director candidates, unless they:
—	attend less than 75% of the board and committee meetings without a valid excuse; ignore or otherwise fail to support shareholder proposals as determined by the proxy voting service;

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—	are not responsive to advisory votes on executive compensation matters (as determined by the proxy voting service);

—	fail to provide appropriate oversight of company’s risk management practices (as determined by the proxy voting service);

—	are non-independent directors and sit on the audit, compensation or nominating committees;

—	are non-independent directors and the board does not have an audit, compensation, or nominating committees;
—	are audit committee members and the non-audit fees paid to the auditor are excessive (as determined by the Proxy Voting Service);

—	are audit committee members and poor accounting practices rise to a level of serious concern, or other serious issues surrounding the audit process or arrangement exist (as determined by the Proxy Voting Service);

—	serve as directors on an excessive number of boards (“Overboarded”) (as determined by the Proxy Voting Service);

—	are compensation committee members and the company has poor compensation practices (as determined by the Proxy Voting Service); or adopt a long-term poison pill without shareholder approval or make material adverse changes to an existing poison pill (as determined by the Proxy Voting Service).

3.	Janus will evaluate proposals relating to contested director candidates and/or contested slates of directors on case-by-case basis.*

4.	Janus will generally vote in favor of proposals to increase the minimum number of independent directors.

5.	Janus believes that attracting qualified director candidates is important to overall company success and effective corporate governance. As such, Janus will generally vote in favor of proposals regarding director indemnification arrangements.

6.	Janus will generally vote in favor of proposals to increase the size of a board of directors so long as the board has a majority of independent directors.

7.	If the purpose of the proposal is to promote anti-takeover measures, Janus will generally vote against proposals relating to decreasing the size of a board of directors.

8.	Janus will generally vote against proposals advocating classified or staggered boards of directors.

9.	Janus will generally vote with management regarding proposals to declassify a board.

10.	Janus will generally vote in favor of proposals to separate the role of the Chairman from the role of the CEO.

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Auditors

11.	Janus will vote in favor of proposals asking for approval of auditors, unless: (1) an auditor has a financial interest in or association with the company, and is therefore not independent; (2) fees for non-audit services are excessive (as determined by the Proxy Voting Service); or (3) there is reason to believe that the independent auditor has rendered an opinion, which is neither accurate nor indicative of the company’s financial position.

12.	Janus will evaluate proposals relating to contested auditors on a case-by-case basis.*

13.	Janus will generally vote in favor of proposals to appoint internal statutory auditors.

Equity Based Compensation Plans

Equity based compensation plans are important tools in attracting and retaining desirable employees. Janus believes these plans should be carefully applied with the intention of maximizing shareholder value. With this in mind, Janus will evaluate proposals relating to executive and director compensation plans on a case-by-case basis, utilizing the research of the Proxy Voting Service.

Janus will assess the potential cost of an equity based compensation plan using the research provided by the Proxy Voting Service. The research is designed to estimate the total cost of a proposed plan and identify factors that demonstrate good stewardship of investors’ interests regarding executive compensation. The Proxy Voting Service evaluates whether the estimated cost is reasonable by comparing the cost to an allowable cap. The allowable cap is industry-specific, market cap-based, and pegged to the average amount paid by companies performing in the top quartile of their peer groups. If the proposed cost is above the allowable cap, Janus will generally vote against the plan.

In addition, Janus will generally oppose plans that:

—	provide for re-pricing of underwater options;

—	provide for automatic replenishment (“evergreen”) or reload options;

—	create an inconsistent relationship between long term share performance and compensation increases; and/or

—	are proposed by management and do not demonstrate good stewardship of investors’ interests regarding executive compensation or are a vehicle for poor compensation practices (as determined by the Proxy Voting Service).

Other Compensation Related Proposals

14.	Janus will generally vote in favor of proposals relating to ESPPs – so long as shares purchased through plans are priced no less than 15% below market value.

15.	Janus will generally vote in favor of proposals requiring the expensing of options.

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16.	Janus will generally oppose proposals requesting approval to make material amendments to equity based compensation plans without shareholder approval.

17.	Janus will generally oppose proposals regarding the re-pricing of underwater options.

18.	Janus will generally oppose proposals requesting approval of loans to officers, executives and board members of an issuer.

19.	Janus will generally oppose proposals requesting approval of automatic share replenishment (“evergreen”) features of equity based compensation plans.

20.	Janus will generally oppose the issuance of reload options (stock option that is automatically granted if an outstanding stock option is exercised during a window period).

21.	Janus will generally vote in favor of annual advisory votes on executive compensation (say-on-frequency).

22.	Janus will generally vote in favor with regard to advisory votes on executive compensation (say-on-pay), unless problematic pay practices are maintained (as determined by the Proxy Voting Service);

23.	Janus will vote in favor of proposals to require golden parachutes or executive severance agreements to be submitted for shareholder approval, unless the proposal requires shareholder approval prior to entering into employment contracts.

24.	Janus will vote on a case-by-case basis on proposals to approve or cancel golden or tin parachutes*. An acceptable parachute should include the following:

—	The parachute should be less attractive than an ongoing employment opportunity with the firm;

—	The triggering mechanism should be beyond the control of management; and

—	The amount should not exceed three times base salary plus guaranteed benefits.

25.	Janus will generally vote in favor of proposals intended to increase long-term stock ownership by executives, officers and directors. These may include:

—	requiring executive officers and directors to hold a minimum amount of stock in the company;

—	requiring stock acquired through exercised options to be held for a certain period of time; and

—	using restricted stock grants instead of options.

Other Corporate Matters

Janus will generally vote in favor of proposals relating to the issuance of dividends.

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26.	Janus will evaluate proposals relating to stock splits on a case-by-case basis.*

27.	Janus will generally vote against proposals regarding supermajority voting rights (for example to approve acquisitions or mergers).

28.	Janus will generally oppose proposals for different classes of stock with different voting rights.

29.	Janus will evaluate proposals relating to issuances with and without preemptive rights on a case-by-case basis. For foreign issuer proxies, Janus will solicit research from the Proxy Voting Service.*

30.	Janus will generally vote against proposals seeking to implement measures designed to prevent or obstruct corporate takeovers (includes poison pills), unless such measures are designed primarily as a short-term means to protect a tax benefit.

31.	Janus will evaluate proposals seeking to increase the number of shares of common or preferred stock authorized for issue on a case-by-case basis. For domestic issuers, Janus will use quantitative criteria provided by the Proxy Voting Service to measure the reasonableness of the proposed share increase as compared against a measure of industry peers. For foreign issuer proxies, Janus will solicit research from the Proxy Voting Service.*

32.	Janus will evaluate proposals regarding the issuance of debt, including convertible debt, on a case-by-case basis.*

33.	Janus will generally vote in favor of proposals regarding the authorization of the issuer’s Board of Directors to repurchase shares.

34.	Janus will evaluate plans of reorganization on a case-by-case basis.*

35.	Janus will generally vote in favor of proposals regarding changes in the state of incorporation of an issuer.

36.	Janus will generally vote in favor of proposals regarding changes in company name.

37.	Janus will evaluate proposals relating to the continuance of a company on a case-by-case basis.*

38.	Janus will evaluate proposals regarding acquisitions, mergers, tender offers or changes in control on a case-by-case basis, including any related advisory votes on golden parachutes.*

39.	Janus will generally oppose proposals to authorize preferred stock whose voting, conversion, dividend and other rights are determined at the discretion of the Board of Directors when the stock is issued (“blank check stock”).

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40.	Janus will generally vote in favor of proposals to lower the barriers to shareholder action (i.e., limited rights to call special meetings, limited rights to act by written consents) and against proposals restricting or prohibiting the ability to act by written consent.

41.	Janus will generally vote in favor of proposals to adopt cumulative voting unless otherwise recommended by the Proxy Voting Service.

42.	Janus will generally vote in favor of proposals to require that voting be confidential.

43.	Janus will generally oppose proposals requesting authorization of political contributions (mainly foreign), except for proposals designed to insure that the charitable giving does not violate laws on political contributions.

44.	Janus will generally vote in favor of proposals relating to the administration of an annual shareholder meeting.

45.	Janus will generally vote against proposals to approve “other business” when it appears as a voting item.

46.	Janus will evaluate proposals related to proxy access on a case-by-case basis.*

Shareholder Proposals

Janus is primarily concerned with the economic impact of shareholder proposals on a company’s short and long-term share value. Janus will generally apply the Guidelines to shareholder proposals while weighing the following considerations:

47.	Janus will generally abstain from voting on shareholder proposals that relate to social, moral or ethical issues, or issues that place arbitrary constraints on the board or management of a company.

48.	For shareholder proposals outside the scope of the Guidelines, Janus will solicit additional research and a recommendation from the Proxy Voting Service. Janus will always reserve the right to over-ride a recommendation provided by the Proxy Voting Service.*

* All discretionary votes of this nature are cast solely in the interests of shareholders and without regard to any other Janus relationship, business or otherwise.

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EXHIBIT I

Proxy Voting Policies and Procedures

June 30, 2004

AMENDED

March 31, 2005

May 16, 2005

March 31, 2007

August 30, 2007

March 31, 2008

June 25, 2008

September 22, 2009

April 1, 2010

February 15, 2011

April 25, 2011

March 5, 2012

May 10, 2012

February 11, 2013

February 7, 2014

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Proxy Voting Policy and Procedure Manual

CONTENTS

1	GENERAL	5
	Introduction
	General Guidelines
	Proxy Committee
	Conflicts of Interest
	Recordkeeping and Disclosure

2	PROPOSALS USUALLY VOTED FOR	10
	Adjustments to Par Value of Common Stock
	Annual Election of Directors
	Appraisal Rights
	Authority to Issue Shares (for certain foreign issuers)
	Blank Check Preferred Authorization
	Chairman and CEO are the Same Person
	Changing Corporate Name
	Confidential Voting
	Cumulative Voting
	Delivery of Electronic Proxy Materials
	Director Nominees in Uncontested Elections
	Director Related Compensation
	Election of CEO Director Nominees
	Election of Mutual Fund Trustees
	Equal Access
	Fair Price Provisions
	Golden and Tin Parachutes
	Greenshoe Options
	Independent Audit, Compensation and Nominating Committees
	Independent Board Chairman
	Majority Voting
	OBRA-Related Compensation Proposals
	Ratifying Auditors
	Reverse Stock Splits
	Right to Adjourn
	Right to Call a Special Meeting
	Share Cancellation Programs

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	Shareholder Ability to Alter the Size of the Board
	Shareholder Ability to Remove Directors
	Share Repurchase Programs
	Stock Distributions: Splits and Dividends
	White Squire Placements
	Written Consent

3	PROPOSALS USUALLY VOTED AGAINST	15
	Common Stock Authorization
	Director and Officer Indemnification and Liability Protection
	Shareholder Ability to Act by Written Consent
	Shareholder Ability to Call Special Meetings
	Shareholder Ability to Remove Directors
	Share Retention By Executives
	Staggered Director Elections
	Stock Ownership Requirements
	Supermajority Shareholder Vote Requirements
	Term of Office
	Unequal Voting Rights

4	PROPOSALS USUALLY VOTED AS RECOMMENDED BY THE PROXY VOTING SERVICE	16
	401(k) Employee Benefit Plans
	Compensation Plans
	Employee Stock Ownership Plans
	Executive Compensation Advisory Resolutions (“Say-on-Pay”)
	Preemptive Rights
	Stock Option Plans

5	PROPOSALS REQUIRING SPECIAL CONSIDERATION	17
	Asset Sales
	Bundled Proposals
	Charitable and Political Contributions and Lobbying Expenditures
	Compensation in the Event of a Change in Control
	Conversion of Debt Instruments
	Corporate Restructuring
	Counting Abstentions
	Debt Restructurings
	Delisting a Security

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Director Nominees in Contested Elections
Disclosure of Prior Government Service
Environment and Social issues
Animal Rights
Energy and Environment
Equal Employment Opportunity and Discrimination
Human Resource Issues
Maquiladora Standards and International Operations Policies
Military Business
Northern Ireland
Product Integrity and Marketing
Third World Debt Crisis
Golden Coffins
Greenmail
Liquidations
Mergers and Acquisitions
Mutual Fund Distribution Agreements
Mutual Fund Fundamental Investment Restrictions
Mutual Fund Investment Advisory Agreement
Poison Pills
Proxy Access
Proxy Contest Defenses
Reimburse Proxy Solicitation Expenses
Reincorporation Proposals
Shareholder Advisory Committees
Shareholder Proposals to Limit Executive and Director Pay State
Spin-offs
Takeover Statutes
Tender Offer Defenses

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1. GENERAL

A.    Introduction.

Loomis, Sayles & Company, L.P. (“Loomis Sayles”) will vote proxies on behalf of a client if, in its investment management agreement (“IMA”) with Loomis Sayles, the client has delegated to Loomis Sayles the authority to vote proxies on its behalf. With respect to IMAs executed with clients prior to June 30, 2004, Loomis Sayles assumes that, the proxy voting authority assigned by Loomis Sayles at account setup is accurate unless the client or their representative has instructed Loomis Sayles otherwise. Loomis Sayles has adopted and implemented these policies and procedures (“Proxy Voting Procedures”) to ensure that, where it has voting authority, proxy matters are handled in the best interest of clients, in accordance with Loomis Sayles’ fiduciary duties and SEC rule 206(4)-6 under the Investment Advisers Act of 1940. In addition to SEC requirements governing advisers, its Proxy Voting Procedures reflect the long-standing fiduciary standards and responsibilities for ERISA accounts set out in Department of Labor Bulletin 08-2, 29 C.F.R. 2509.08-2 (October 17, 2008).

Loomis Sayles uses the services of third parties (“Proxy Voting Service(s)”), to research and administer the vote on proxies for those accounts and funds for which Loomis Sayles has voting authority. Loomis Sayles will generally follow its express policy with input from the Proxy Voting Services unless the Proxy Committee determines that the client’s best interests are served by voting otherwise.

B.    General Guidelines.

The following guidelines will apply when voting proxies on behalf of accounts for which Loomis Sayles has voting authority.

1. Client’s	Best Interest. Loomis Sayles’ Proxy Voting Procedures are designed and implemented in a way that is reasonably expected to ensure that proxy matters are conducted in the best interest of clients. When considering the best interest of clients, Loomis Sayles has determined that this means the best investment interest of its clients as shareholders of the issuer. Loomis Sayles has established its Procedures to assist it in making its proxy voting decisions with a view to enhancing the value of its clients’ interests in an issuer over the period during which it expects its clients to hold their investments. Loomis Sayles will vote against proposals that it believes could adversely impact the current or potential market value of the issuer’s securities during the expected holding period.

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2. Client	Proxy Voting Policies. Rather than delegating proxy voting authority to Loomis Sayles, a client may (1) retain the authority to vote proxies on securities in its account, (2) delegate voting authority to another party or (3) instruct Loomis Sayles to vote proxies according to a policy that differs from that of Loomis Sayles. Loomis Sayles will honor any of these instructions if the client includes the instruction in writing in its IMA or in a written instruction from a person authorized under the IMA to give such instructions. If Loomis incurs additional costs or expenses in following any such instruction, Loomis may request payment of such additional costs or expenses from the client.

3. Stated	Policies. These policies identify issues where Loomis Sayles will (1) generally vote in favor of a proposal, (2) generally vote against a proposal, (3) generally vote as recommended by the proxy voting service and (4) specifically consider its vote for or against a proposal. However, these policies are guidelines and each vote may be cast differently than the stated policy, taking into consideration all relevant facts and circumstances at the time of the vote.

4. Abstain	from Voting. Our policy is to vote rather than abstain from voting on issues presented unless the client’s best interest requires abstention. Loomis Sayles will abstain in cases where the impact of the expected costs involved in voting exceeds the expected benefits of the vote such as where foreign corporations follow share-blocking practices or where proxy material is not available in English. Loomis Sayles will vote against ballot issues where the issuer does not provide sufficient information to make an informed decision. In addition, there may be instances where Loomis Sayles is not able to vote proxies on a client’s behalf, such as when ballot delivery instructions have not been processed by a client’s custodian, the Proxy Voting Service has not received a ballot for a client’s account or under other circumstances beyond Loomis Sayles’ control.

5. Oversight. All	issues presented for shareholder vote will be considered under the oversight of the Proxy Committee. All non-routine issues will be directly considered by the Proxy Committee and, when necessary, the equity analyst following the company and/or the portfolio manager of an account holding the security, and will be voted in the best investment interests of the client. All routine for and against issues will be voted according to Loomis Sayles’ policy approved by the Proxy Committee unless special factors require that they be considered by the Proxy Committee and, when necessary, the equity analyst following the company and/or the portfolio manager of an account holding the security. Loomis Sayles’ Proxy Committee has established these routine policies in what it believes are the client’s best interests.

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6. Availability	of Procedures. Upon request, Loomis Sayles provides clients with a copy of its Proxy Voting Procedures, as updated from time to time. In addition, Loomis Sayles includes its Proxy Voting Procedures and/or a description of its Procedures on its public website, www.loomissayles.com, and in its Form ADV, Part II.

7. Disclosure	of Vote. Upon request, a client can obtain information from Loomis Sayles on how its proxies were voted. Any client interested in obtaining this information should contact its Loomis Sayles’s representatives.

8. Disclosure	to Third Parties. Loomis Sayles’ general policy is not to disclose to third parties how it (or its voting delegate) voted a client’s proxy except that for registered investment companies, Loomis Sayles makes disclosures as required by Rule 30(b)(1)-(4) under the Investment Company Act of 1940 and, from time to time at the request of client groups, Loomis may make general disclosures (not specific as to client) of its voting instructions.

C.    Proxy Committee.

1. Proxy	Committee. Loomis Sayles has established a Proxy Committee. The Proxy Committee is composed of representatives of the Equity Research department and the Legal & Compliance department and other employees of Loomis Sayles as needed. In the event that any member is unable to participate in a meeting of the Proxy Committee, his or her designee acts on his or her behalf. A vacancy in the Proxy Committee is filled by the prior member’s successor in position at Loomis Sayles or a person of equivalent experience. Each portfolio manager of an account that holds voting securities of an issuer or analyst covering the issuer or its securities may be an ad hoc member of the Proxy Committee in connection with the vote of proxies.

2. Duties. The	specific responsibilities of the Proxy Committee, include,

a. to develop, authorize, implement and update these Proxy Voting Procedures, including

(i) annual review of these Procedures to ensure consistency with internal policies and regulatory agency policies,

(ii) annual review of existing voting guidelines and development of additional voting guidelines to assist in the review of proxy proposals, and

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(iii) annual review of the proxy voting process and any general issues that relate to proxy voting;

b. to oversee the proxy voting process, including;

(i) overseeing the vote on proposals according to the predetermined policies in the voting guidelines,

(ii) directing the vote on proposals where there is reason not to vote according to the predetermined policies in the voting guidelines or where proposals require special consideration, and

(iii) consulting with the portfolio managers and analysts for the accounts holding the security when necessary or appropriate;

c. to engage and oversee third-party vendors, including Proxy Voting Services; and

d. to develop and/or modify these Proxy Voting Procedures as appropriate or necessary.

3. Standards.

a. When determining the vote of any proposal for which it has responsibility, the Proxy Committee shall vote in the client’s best interest as described in section 1(B)(1) above. In the event a client believes that its other interests require a different vote, Loomis Sayles shall vote as the client instructs if the instructions are provided as required in section 1(B)(2) above.

b. When determining the vote on any proposal, the Proxy Committee shall not consider any benefit to Loomis Sayles, any of its affiliates, any of its or their clients or service providers, other than benefits to the owner of the securities to be voted.

4. Charter.	The Proxy Committee may adopt a Charter, which shall be consistent with these Procedures. Any Charter shall set forth the Committee’s purpose, membership and operation and shall include procedures prohibiting a member from voting on a matter for which he or she has a conflict of interest by reason of a direct relationship with the issuer or other party affected by a given proposal, e.g., is a portfolio manager for an account of the issuer.

D.    Conflicts of Interest.

Loomis Sayles has established several policies to ensure that proxy votes are voted in its clients’ best interest and are not affected by any possible conflicts of interest. First,

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except in certain limited instances, Loomis Sayles votes in accordance with its pre-determined policies set forth in these Proxy Voting Procedures. Second, where these Procedures allow for discretion, Loomis Sayles will generally consider the recommendations of the Proxy Voting Services in making its voting decisions. However, if the Proxy Committee determines that the Proxy Voting Services’ recommendation is not in the best interest of its clients, then the Proxy Committee may use its discretion to vote against the Proxy Voting Services’ recommendation, but only after taking the following steps: (1) conducting a review for any material conflict of interest Loomis Sayles may have and, (2) if any material conflict is found to exist, excluding anyone at Loomis Sayles who is subject to that conflict of interest from participating in the voting decision in any way. However, if deemed necessary or appropriate by the Proxy Committee after full prior disclosure of any conflict, that person may provide information, opinions or recommendations on any proposal to the Proxy Committee. In such event the Proxy

Committee will make reasonable efforts to obtain and consider, prior to directing any vote information, opinions or recommendations from or about the opposing position on any proposal.

E.    Recordkeeping and Disclosure.

Loomis Sayles or its Proxy Voting Service will maintain records of proxies voted pursuant to Section 204-2 of the Advisers Act. The records include: (1) a copy of its Proxy Voting Procedures and its charter; (2) proxy statements received regarding client securities; (3) a record of each vote cast; (4) a copy of any document created by Loomis Sayles that is material to making a decision how to vote proxies on behalf of a client or that memorializes the basis for that decision; and (5) each written client request for proxy voting records and Loomis Sayles’ written response to any (written or oral) client request for such records.

Proxy voting books and records are maintained in an easily accessible place for a period of five years, the first two in an appropriate office of Loomis Sayles.

Loomis Sayles will provide disclosure of its Proxy Voting Procedures as well as its voting record as required under applicable SEC rules.

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2. PROPOSALS USUALLY VOTED FOR

Proxies involving the issues set forth below generally will be voted FOR.

Adjustments to Par Value of Common Stock:  Vote for management proposals to reduce the par value of common stock.

Annual Election of Directors:  Vote for proposals to repeal classified boards and to elect all directors annually.

Appraisal Rights:   Vote for proposals to restore, or provide shareholders with, rights of appraisal.

Authority to Issue Shares (for certain foreign issuers):  Vote for proposals by boards of non- US issuers where: (1) the board’s authority to issue shares with preemptive rights is limited to a nominal value of no more than 33% of the issuer’s issued ordinary share capital; or (2) the board’s authority to issue shares without preemptive rights is limited to a nominal value of no more than 5% of the issuer’s issued ordinary share capital, to the extent such limits continue to be consistent with the guidelines issued by the Association of British Insurers and other UK investor bodies; and the recommendations of the issuer’s board and the Proxy Voting Service are in agreement. Review on a case-by-case basis proposals that do not meet the above criteria.

Blank Check Preferred Authorization:

A.	Vote for proposals to create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense or carry superior voting rights, and expressly states conversion, dividend, distribution and other rights.
B.	Vote for shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.
C.	Review on a case-by-case basis proposals to increase the number of authorized blank check preferred shares.

Chairman and CEO are the Same Person:  Vote for proposals that would require the positions of chairman and CEO to be held by different persons.

Changing Corporate Name:  Vote for changing the corporate name.

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Confidential Voting:  Vote for shareholder proposals that request corporations to adopt confidential voting, use independent tabulators and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents do not agree, the confidential voting policy is waived. Vote for management proposals to adopt confidential voting.

Cumulative Voting:  Vote for proposals to permit cumulative voting, except where the issuer already has in place a policy of majority voting.

Delivery of Electronic Proxy Materials:  Vote for proposals to allow electronic delivery of proxy materials to shareholders.

Director Nominees in Uncontested Elections:

A.	Vote for proposals involving routine matters such as election of Directors, provided that two-thirds of the directors would be independent and affiliated or inside nominees do not serve on any board committee.
B.	Vote against nominees that are CFOs and, generally, against nominees that the Proxy Voting Service has identified as not acting in the best interest of shareholders. Vote against nominees that have attended less than 75% of board and committee meetings. Vote against affiliated or inside nominees who serve on a board committee or if two thirds of the board would not be independent. Vote against governance or nominating committee members if there is no independent lead or presiding director and if the CEO and chairman are the same person. Generally, vote against audit committee members if auditor ratification is not proposed, except in cases involving mutual fund board members, who are not required to submit auditor ratification for shareholder approval pursuant to Investment Company Act of 1940 rules. Vote against compensation committee members when the Proxy Voting Service recommends a vote against the issuer’s “say on pay” advisory vote. A recommendation of the Proxy Voting Service will generally be followed when electing directors of foreign companies.
C.	Generally, vote against all members of a board committee and not just the chairman or a representative thereof in situations where the Proxy Voting Service finds that the board committee has not acted in the best interest of shareholders.
D.	Vote as recommended by the Proxy Voting Service when directors are being elected as a slate and not individually.

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Director Related Compensation:  Vote for proposals that are required by and comply with the applicable statutory or listing requirements governing the issuer. Review on a case-by- case basis all other proposals.

Election of CEO Director Nominees:  Vote for a CEO director nominee that sits on less than four U.S.-domiciled company boards and committees. Vote against a CEO director nominee that sits on four or more U.S.-domiciled boards and committees. Vote for a CEO director nominees of non-U.S.-domiciled companies that sit on more than 4 non-U.S.- domiciled company boards and committees.

Election of Mutual Fund Trustees:  Vote for nominees that oversee less than 60 mutual fund portfolios. Review nominees on a case-by-case basis if the number of mutual fund portfolios over which a nominee has oversight is 60 or greater and the portfolios have a similar investment strategy.

Equal Access:  Vote for shareholder proposals that would allow significant company shareholders equal access to management’s proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.

Fair Price Provisions:

A.	Vote for fair price proposals, as long as the shareholder vote requirement embedded in the provision is no more than a majority of disinterested shares.
B.	Vote for shareholder proposals to lower the shareholder vote requirement in existing fair price provisions.

Golden and Tin Parachutes:

A.	Vote for shareholder proposals to have golden (top management) and tin (all employees) parachutes submitted for shareholder ratification.
B.	Review on a case-by-case basis all proposals to ratify or cancel golden or tin parachutes.

Greenshoe Options (French issuers only):  Vote for proposals by boards of French issuers in favor of greenshoe options that grant the issuer the flexibility to increase an over-subscribed securities issuance by up to 15% so long as such increase takes place on the same terms and within thirty days of the initial issuance, provided that the recommendation of the issuer’s board and the Proxy Voting Service are in agreement. Review on a case-by-case basis proposals that do not meet the above criteria.

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Independent Audit, Compensation and Nominating Committees:  Vote for proposals requesting that the board audit, compensation and/or nominating committees include independent directors exclusively.

Independent Board Chairman:

A.	Vote for shareholder proposals that generally request the board to adopt a policy requiring its chairman to be “independent,” as defined by a relevant exchange or market with respect to any issuer whose enterprise value is, according to the Proxy Voting Service, greater than or equal to $10 billion.
B.	Vote such proposals on a case by case basis when, according to the Proxy Voting Service, the issuer’s enterprise value is less than $10 billion.

Majority Voting:  Vote for proposals to permit majority rather than plurality or cumulative voting for the election of Directors/Trustees.

OBRA (Omnibus Budget Reconciliation Act)-Related Compensation Proposals:

A.	Vote for plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.
B.	Vote for amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162 (m) of OBRA.
C.	Vote for cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA.
D.	Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m) should be evaluated on a case-by-case basis.

Ratifying Auditors:

A.	Generally vote for proposals to ratify auditors.
B.	Vote against ratification of auditors where an auditor has a financial interest in or association with the company, and is therefore not independent; or there is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position. In general, if non-audit fees amount to 35% or more of total fees paid to a company’s auditor we will vote against ratification and against the members of the audit committee.
C.	Vote against ratification of auditors and vote against members of the audit committee where it is known that an auditor has negotiated an alternative dispute resolution procedure.

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Reverse Stock Splits:  Vote for management proposals to reduce the number of outstanding shares available through a reverse stock split.

Right to Adjourn:  Vote for the right to adjourn in conjunction with a vote for a merger or acquisition or other proposal, and vote against the right to adjourn in conjunction with a vote against a merger or acquisition or other proposal.

Right to Call a Special Meeting:  Vote for proposals that set a threshold of 10% of the outstanding voting stock as a minimum percentage allowable to call a special meeting of shareholders. Vote against proposals that increase or decrease the threshold from  10%.

Share Cancellation Programs:  Vote for management proposals to reduce share capital by means of cancelling outstanding shares held in the issuer’s treasury.

Shareholder Ability to Alter the Size of the Board:

A.	Vote for proposals that seek to fix the size of the board.
B.	Vote against proposals that give management the ability to alter the size of the board without shareholder approval.

Shareholder Ability to Remove Directors:  Vote for proposals to restore shareholder ability to remove directors with or without cause and proposals that permit shareholders to elect directors to fill board vacancies.

Share Repurchase Programs:  Vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

Stock Distributions:  Splits and Dividends: Generally vote for management proposals to increase common share authorization, provided that the increase in authorized shares following the split or dividend is not greater than 100 percent of existing authorized shares.

White Squire Placements:  Vote for shareholder proposals to require shareholder approval of blank check preferred stock issues.

Written Consent:  Vote for proposals regarding the right to act by written consent when the Proxy Voting Service recommends a vote for the proposal. Proposals regarding the right to act by written consent where the Proxy Voting Service recommends a vote against will be sent to the Proxy Committee for determination.

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3. PROPOSALS USUALLY VOTED AGAINST

Proxies involving the issues set forth below generally will be voted AGAINST.

Common Stock Authorization:  Vote against proposed common stock authorizations that increase the existing authorization by more than 100 percent unless a clear need for the excess shares is presented by the company. A recommendation of the Proxy Voting Service will generally be followed.

Director and Officer Indemnification and Liability Protection:

A.	Proposals concerning director and officer indemnification and liability protection that limit or eliminate entirely director and officer liability for monetary damages for violating the duty of care, or that would expand coverage beyond just legal expenses to acts, such as gross negligence, that are more serious violations of fiduciary obligations than mere carelessness.
B.	Vote for only those proposals that provide such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if (i) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and (ii) only if the director’s legal expenses would be covered.

Shareholder Ability to Act by Written Consent:  Vote against proposals to restrict or prohibit shareholder ability to take action by written consent.

Shareholder Ability to Call Special Meetings:  Vote against proposals to restrict or prohibit shareholder ability to call special meetings.

Shareholder Ability to Remove Directors:

A.	Vote against proposals that provide that directors may be removed only for cause.
B.	Vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Share Retention by Executives:  Generally vote against shareholder proposals requiring executives to retain shares of the issuer for fixed periods unless the board and the Proxy Voting Service recommend voting in favor of the proposal.

Staggered Director Elections:  Vote against proposals to classify or stagger the board.

Stock Ownership Requirements:  Generally vote against shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director, or to remain on the board.

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Supermajority Shareholder Vote Requirements:  Vote against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

Term of Office:  Vote against shareholder proposals to limit the tenure of outside directors.

Unequal Voting Rights:

A.	Vote against dual class exchange offers and dual class recapitalizations.
B.	Vote, on a case-by-case basis, proposals to eliminate an existing dual class voting structure.

4. PROPOSALS USUALLY VOTED AS RECOMMENDED BY THE PROXY VOTING SERVICE

Proxies involving compensation issues, not limited to those set forth below, generally will be voted as recommended by the proxy voting service but may, in the consideration of the Committee, be reviewed on a case-by-case basis.

401(k) Employee Benefit Plans:  Vote for proposals to implement a 401(k) savings plan for employees.

Compensation Plans:  Votes with respect to compensation plans generally will be voted as recommended by the Proxy Voting Service.

Employee Stock Ownership Plans (ESOPs):  Vote for proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is “excessive” (i.e., generally greater than five percent of outstanding shares). A recommendation of the Proxy Voting Service will generally be followed.

Executive Compensation Advisory Resolutions (“Say-on-Pay”):  A recommendation of the Proxy Voting Service will generally be followed using the following as a guide:

A.	Vote for shareholder proposals to permit non-binding advisory votes on executive compensation.
B.	Non-binding advisory votes on executive compensation will be voted as recommended by the Proxy Voting Service.
C.	Vote for a 3 year review of executive compensation when a recommendation of the Proxy Voting Service is for the approval of the executive compensation proposal, and vote for an annual review of executive compensation when the Proxy Voting Service is against the approval of the executive compensation proposal.

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Proxy Voting Policy and Procedure Manual

Preemptive Rights:  Votes with respect to preemptive rights generally will be voted as recommended by the Proxy Voting Service subject to Common Stock Authorization requirements above.

Stock Option Plans:  A recommendation of the Proxy Voting Service will generally be followed using the following as a guide:

A.	Vote against plans which expressly permit repricing of underwater options.
B.	Vote against proposals to make all stock options performance based.
C.	Vote against stock option plans that could result in an earnings dilution above the company specific cap considered by the Proxy Voting Service.
D.	Vote for proposals that request expensing of stock options.

5. PROPOSALS REQUIRING SPECIAL CONSIDERATION

The Proxy Committee will vote proxies involving the issues set forth below generally on a case-by-case basis after review. Proposals on many of these types of matters will typically be reviewed with the analyst following the company before any vote is cast.

Asset Sales:  Votes on asset sales should be made on a case-by-case basis after considering the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.

Bundled Proposals:  Review on a case-by-case basis bundled or “conditioned” proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders’ best interests, vote against the proposals. If the combined effect is positive, support such proposals.

Charitable and Political Contributions and Lobbying Expenditures:  Votes on proposals regarding charitable contributions, political contributions, and lobbying expenditures, should be considered on a case-by-case basis.

Compensation in the Event of a Change in Control:  Votes on proposals regarding executive compensation in the event of a change in control of the issuer should be considered on a case-by-case basis.

Conversion of Debt Instruments:  Votes on the conversion of debt instruments should be considered on a case-by-case basis after the recommendation of the relevant Loomis Sayles equity or fixed income analyst is obtained.

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Proxy Voting Policy and Procedure Manual

Corporate Restructuring:  Votes on corporate restructuring proposals, including minority squeezeouts, leveraged buyouts, spin-offs, liquidations, and asset sales should be considered on a case-by-case basis.

Counting Abstentions:  Votes on proposals regarding counting abstentions when calculating vote proposal outcomes should be considered on a case-by-case basis.

Debt Restructurings:  Review on a case-by-case basis proposals to increase common and/or preferred shares and to issue shares as part of a debt-restructuring plan. Consider the following issues: Dilution – How much will ownership interest of existing shareholders be reduced, and how extreme will dilution to any future earnings be? Change in Control – Will the transaction result in a change in control of the company? Bankruptcy – Loomis Sayles’ Corporate Actions Department is responsible for consents related to bankruptcies and debt holder consents related to restructurings.

Delisting a Security:  Review on a case-by-case basis all proposals to delist a security from an exchange.

Director Nominees in Contested Elections:  Votes in a contested election of directors or vote no campaign must be evaluated on a case-by-case basis, considering the following factors: long-term financial performance of the target company relative to its industry; management’s track record; background to the proxy contest; qualifications of director nominees (both slates); evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and stock ownership positions.

Disclosure of Prior Government Service:  Review on a case-by-case basis all proposals to disclose a list of employees previously employed in a governmental capacity.

Environmental and Social Issues:  Proxies involving social and environmental issues, not limited to those set forth below, frequently will be voted as recommended by the Proxy Voting Service but may, in the consideration of the Committee, be reviewed on a case-by- case basis if the Committee believes that a particular proposal (i) could have a significant impact on an industry or issuer (ii) is appropriate for the issuer and the cost to implement would not be excessive, (iii) is appropriate for the issuer in light of various factors such as reputational damage or litigation risk or (iv) is otherwise appropriate for the issuer.

Animal Rights:  Proposals that deal with animal rights.

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Proxy Voting Policy and Procedure Manual

Energy and Environment:  Proposals that request companies to file the CERES Principles.

Equal Employment Opportunity and Discrimination:  Proposals regarding equal employment opportunities and discrimination.

Human Resources Issues:  Proposals regarding human resources issues.

Maquiladora Standards and International Operations Policies:  Proposals relating to the Maquiladora Standards and international operating policies.

Military Business:  Proposals on defense issues.

Northern Ireland:  Proposals pertaining to the MacBride Principles.

Product Integrity and Marketing:  Proposals that ask companies to end their production of legal, but socially questionable, products.

Third World Debt Crisis:  Proposals dealing with third world debt.

Golden Coffins:  Review on a case-by-case basis all proposals relating to the obligation of an issuer to provide remuneration or awards to survivors of executives payable upon such executive’s death.

Greenmail:

A.	Vote for proposals to adopt anti-greenmail charter of bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.
B.	Review on a case-by-case basis anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

Liquidations:   Votes on liquidations should be made on a case-by-case basis after reviewing management’s efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

Mergers and Acquisitions:  Votes on mergers and acquisitions should be considered on a case-by-case basis, taking into account at least the following: anticipated financial and operating benefits; offer price (cost vs. premium); prospects of the combined companies; how the deal was negotiated; and changes in corporate governance and their impact on shareholder rights.

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Proxy Voting Policy and Procedure Manual

Mutual Fund Distribution Agreements:  Votes on mutual fund distribution agreements should be evaluated on a case-by-basis.

Mutual Fund Fundamental Investment Restrictions:  Votes on amendments to a mutual fund’s fundamental investment restrictions should be evaluated on a case-by-case basis.

Mutual Fund Investment Advisory Agreement:  Votes on mutual fund investment advisory agreements should be evaluated on a case-by-case basis.

Poison Pills:

A.	Vote for shareholder proposals that ask a company to submit its poison pill for shareholder ratification.
B.	Review on a case-by-case basis shareholder proposals to redeem a company’s poison pill.
C.	Review on a case-by-case basis management proposals to ratify a poison pill.

Proxy Access:  Proposals to allow shareholders to nominate their own candidates for seats on a board should be evaluated on a case-by-case basis.

Proxy Contest Defenses:  Generally, proposals concerning all proxy contest defenses should be evaluated on a case-by-case basis.

Reimburse Proxy Solicitation Expenses:  Decisions to provide full reimbursement for dissidents waging a proxy contest should be made on a case-by-case basis.

Reincorporation Proposals:  Proposals to change a company’s domicile should be examined on a case-by-case basis.

Shareholder Advisory Committees:  Review on a case-by-case basis proposals to establish a shareholder advisory committee.

Shareholder Proposals to Limit Executive and Director Pay:

A. Generally, vote for shareholder proposals that seek additional disclosure of executive and director pay information.

B. Review on a case-by-case basis (I) all shareholder proposals that seek to limit executive and director pay and (ii) all advisory resolutions on executive pay other than shareholder resolutions to permit such advisory resolutions. Vote against proposals to link all executive or director variable compensation to performance goals.

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Proxy Voting Policy and Procedure Manual

Spin-offs:   Votes on spin-offs should be considered on a case-by-case basis depending on the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

State Takeover Statutes:  Review on a case-by-case basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).

Tender Offer Defenses:  Generally, proposals concerning the following tender offer defenses should be evaluated on a case-by-case basis.

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EXHIBIT J

MASSACHUSETTS FINANCIAL SERVICES COMPANY

PROXY VOTING POLICIES AND PROCEDURES

February 1, 2014

Massachusetts Financial Services Company, MFS Institutional Advisors, Inc., MFS International (UK) Limited, MFS Heritage Trust Company, MFS Investment Management (Canada) Limited, MFS Investment Management Company (Lux) S.à r.l., MFS International Singapore Pte. Ltd., and MFS’ other subsidiaries that perform discretionary investment management activities (collectively, “MFS”) have adopted proxy voting policies and procedures, as set forth below (“MFS Proxy Voting Policies and Procedures”), with respect to securities owned by the clients for which MFS serves as investment adviser and has the power to vote proxies, including the pooled investment vehicles sponsored by MFS (the “MFS Funds”). References to “clients” in these policies and procedures include the MFS Funds and other clients of MFS, such as funds organized offshore, sub-advised funds and separate account clients, to the extent these clients have delegated to MFS the responsibility to vote proxies on their behalf under the MFS Proxy Voting Policies and Procedures.

The MFS Proxy Voting Policies and Procedures include:

A.	Voting Guidelines;

B.	Administrative Procedures;

C	Records Retention; and

D.	Reports.

A. VOTING GUIDELINES

1.	General Policy; Potential Conflicts of Interest

MFS’ policy is that proxy voting decisions are made in what MFS believes to be the best long-term economic interests of MFS’ clients, and not in the interests of any other party or in MFS’ corporate interests, including interests such as the distribution of MFS Fund shares and institutional client relationships.

MFS reviews corporate governance issues and proxy voting matters that are presented for shareholder vote by either management or shareholders of public companies. Based on the overall principle that all votes cast by MFS on behalf of its clients must be in what MFS believes to be the best long-term economic interests of such clients, MFS has adopted proxy voting guidelines, set forth below, that govern how MFS generally will vote on specific matters presented for shareholder vote.

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As a general matter, MFS votes consistently on similar proxy proposals across all shareholder meetings. However, some proxy proposals, such as certain excessive executive compensation, environmental, social and governance matters, are analyzed on a case-by-case basis in light of all the relevant facts and circumstances of the proposal. Therefore, MFS may vote similar proposals differently at different shareholder meetings based on the specific facts and circumstances of the issuer or the terms of the proposal. In addition, MFS also reserves the right to override the guidelines with respect to a particular proxy proposal when such an override is, in MFS’ best judgment, consistent with the overall principle of voting proxies in the best long-term economic interests of MFS’ clients.

MFS also generally votes consistently on the same matter when securities of an issuer are held by multiple client accounts, unless MFS has received explicit voting instructions to vote differently from a client for its own account. From time to time, MFS may also receive comments on the MFS Proxy Voting Policies and Procedures from its clients. These comments are carefully considered by MFS when it reviews these guidelines and revises them as appropriate.

These policies and procedures are intended to address any potential material conflicts of interest on the part of MFS or its subsidiaries that are likely to arise in connection with the voting of proxies on behalf of MFS’ clients. If such potential material conflicts of interest do arise, MFS will analyze, document and report on such potential material conflicts of interest (see Sections B.2 and D below), and shall ultimately vote the relevant proxies in what MFS believes to be the best long-term economic interests of its clients. The MFS Proxy Voting Committee is responsible for monitoring and reporting with respect to such potential material conflicts of interest.

MFS is also a signatory to the United Nations Principles for Responsible Investment. In developing these guidelines, MFS considered environmental, social and corporate governance issues in light of MFS’ fiduciary obligation to vote proxies in the best long-term economic interest of its clients.

2.	MFS’ Policy on Specific Issues

Election of Directors

MFS believes that good governance should be based on a board with at least a simple majority of directors who are “independent” of management, and whose key committees (e.g., compensation, nominating, and audit committees) consist entirely of “independent” directors. While MFS generally supports the board’s nominees in uncontested or non-contentious elections, we will not support a nominee to a board of a U.S. issuer (or issuer listed on a U.S. exchange) if, as a result of such nominee being elected to the board, the board would consist of a simple majority of members who are not “independent” or, alternatively, the compensation, nominating (including instances in which the full board serves as the compensation or nominating committee) or audit committees would include members who are not “independent.”

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MFS will also not support a nominee to a board if we can determine that he or she attended less than 75% of the board and/or relevant committee meetings in the previous year without a valid reason stated in the proxy materials or other company communications. In addition, MFS may not support some or all nominees standing for re-election to a board if we can determine: (1) the board or its compensation committee has re-priced or exchanged underwater stock options since the last annual meeting of shareholders and without shareholder approval; (2) the board or relevant committee has not taken adequately responsive action to an issue that received majority support or opposition from shareholders; (3) the board has implemented a poison pill without shareholder approval since the last annual meeting and such poison pill is not on the subsequent shareholder meeting’s agenda, (including those related to net-operating loss carryforwards); (4) the board or relevant committee has failed to adequately oversee risk by allowing the hedging and/or significant pledging of company shares by executives; or (5) there are governance concerns with a director or issuer.

MFS may not support certain board nominees of U.S. issuers under certain circumstances where MFS deems compensation to be egregious due to pay-for-performance issues and/or poor pay practices. Please see the section below titled “MFS’ Policy on Specific Issues - Advisory Votes on Executive Compensation” for further details.

MFS evaluates a contested or contentious election of directors on a case-by-case basis considering the long-term financial performance of the company relative to its industry, management’s track record, the qualifications of all nominees, and an evaluation of what each side is offering shareholders.

Majority Voting and Director Elections

MFS votes for reasonably crafted proposals calling for directors to be elected with an affirmative majority of votes cast and/or the elimination of the plurality standard for electing directors (including binding resolutions requesting that the board amend the company’s bylaws), provided the proposal includes a carve-out for a plurality voting standard when there are more director nominees than board seats (e.g., contested elections) (“Majority Vote Proposals”).

Classified Boards

MFS generally supports proposals to declassify a board (i.e.; a board in which only one-third of board members is elected each year) for all issuers other than for certain closed-end investment companies. MFS generally opposes proposals to classify a board for issuers other than for certain closed-end investment companies.

Proxy Access

MFS believes that the ability of qualifying shareholders to nominate a certain number of directors on the company’s proxy statement (“Proxy Access”) may have corporate

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governance benefits. However, such potential benefits must be balanced by its potential misuse by shareholders. Therefore, we support Proxy Access proposals at U.S. issuers that establish an ownership criteria of 3% of the company held continuously for a period of 3 years. MFS analyzes all other proposals seeking Proxy Access on a case-by-case basis. In its analysis, MFS will consider the proposed ownership criteria for qualifying shareholders (such as ownership threshold and holding period) as well as the proponent’s rationale for seeking Proxy Access.

Stock Plans

MFS opposes stock option programs and restricted stock plans that provide unduly generous compensation for officers, directors or employees, or that could result in excessive dilution to other shareholders. As a general guideline, MFS votes against restricted stock, stock option, non-employee director, omnibus stock plans and any other stock plan if all such plans for a particular company involve potential dilution, in the aggregate, of more than 15%. However, MFS will also vote against stock plans that involve potential dilution, in aggregate, of more than 10% at U.S. issuers that are listed in the Standard and Poor’s 100 index as of December 31 of the previous year. In the cases where a stock plan amendment is seeking qualitative changes and not additional shares, MFS will vote its shares on a case-by-case basis.

MFS also opposes stock option programs that allow the board or the compensation committee to re-price underwater options or to automatically replenish shares without shareholder approval. MFS also votes against stock option programs for officers, employees or non-employee directors that do not require an investment by the optionee, that give “free rides” on the stock price, or that permit grants of stock options with an exercise price below fair market value on the date the options are granted. MFS will consider proposals to exchange existing options for newly issued options, restricted stock or cash on a case-by-case basis, taking into account certain factors, including, but not limited to, whether there is a reasonable value-for-value exchange and whether senior executives are excluded from participating in the exchange.

MFS supports the use of a broad-based employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value and do not result in excessive dilution.

Shareholder Proposals on Executive Compensation

MFS believes that competitive compensation packages are necessary to attract, motivate and retain executives. However, MFS also recognizes that certain executive compensation practices can be “excessive” and not in the best, long-term economic interest of a company’s shareholders. We believe that the election of an issuer’s board of directors (as outlined above), votes on stock plans (as outlined above) and advisory votes on pay (as outlined below) are typically the most effective mechanisms to express our view on a company’s compensation practices.

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MFS generally opposes shareholder proposals that seek to set rigid restrictions on executive compensation as MFS believes that compensation committees should retain some flexibility to determine the appropriate pay package for executives. Although we support linking executive stock option grants to a company’s performance, MFS also opposes shareholder proposals that mandate a link of performance-based pay to a specific metric. MFS generally supports reasonably crafted shareholder proposals that (i) require the issuer to adopt a policy to recover the portion of performance-based bonuses and awards paid to senior executives that were not earned based upon a significant negative restatement of earnings unless the company already has adopted a satisfactory policy on the matter, (ii) expressly prohibit the backdating of stock options, and (iii) prohibit the acceleration of vesting of equity awards upon a broad definition of a “change-in-control” (e.g.; single or modified single-trigger).

Advisory Votes on Executive Compensation

MFS will analyze advisory votes on executive compensation on a case-by-case basis. MFS will vote against an advisory vote on executive compensation if MFS determines that the issuer has adopted excessive executive compensation practices and will vote in favor of an advisory vote on executive compensation if MFS has not determined that the issuer has adopted excessive executive compensation practices. Examples of excessive executive compensation practices may include, but are not limited to, a pay-for-performance disconnect, employment contract terms such as guaranteed bonus provisions, unwarranted pension payouts, backdated stock options, overly generous hiring bonuses for chief executive officers, unnecessary perquisites, or the potential reimbursement of excise taxes to an executive in regards to a severance package. In cases where MFS (i) votes against consecutive advisory pay votes, or (ii) determines that a particularly egregious excessive executive compensation practice has occurred, then MFS may also vote against certain or all board nominees. MFS may also vote against certain or all board nominees if an advisory pay vote for a U.S. issuer is not on the agenda, or the company has not implemented the advisory vote frequency supported by a plurality/ majority of shareholders.

MFS generally supports proposals to include an advisory shareholder vote on an issuer’s executive compensation practices on an annual basis.

“Golden Parachutes”

From time to time, MFS may evaluate a separate, advisory vote on severance packages or “golden parachutes” to certain executives at the same time as a vote on a proposed merger or acquisition. MFS will support an advisory vote on a severance package on a on a case-by-case basis, and MFS may vote against the severance package regardless of whether MFS supports the proposed merger or acquisition.

Shareholders of companies may also submit proxy proposals that would require shareholder approval of severance packages for executive officers that exceed certain

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predetermined thresholds. MFS votes in favor of such shareholder proposals when they would require shareholder approval of any severance package for an executive officer that exceeds a certain multiple of such officer’s annual compensation that is not determined in MFS’ judgment to be excessive.

Anti-Takeover Measures

In general, MFS votes against any measure that inhibits capital appreciation in a stock, including proposals that protect management from action by shareholders. These types of proposals take many forms, ranging from “poison pills” and “shark repellents” to super-majority requirements.

MFS generally votes for proposals to rescind existing “poison pills” and proposals that would require shareholder approval to adopt prospective “poison pills,” unless the company already has adopted a clearly satisfactory policy on the matter. MFS may consider the adoption of a prospective “poison pill” or the continuation of an existing “poison pill” if we can determine that the following two conditions are met: (1) the “poison pill” allows MFS clients to hold an aggregate position of up to 15% of a company’s total voting securities (and of any class of voting securities); and (2) either (a) the “poison pill” has a term of not longer than five years, provided that MFS will consider voting in favor of the “poison pill” if the term does not exceed seven years and the “poison pill” is linked to a business strategy or purpose that MFS believes is likely to result in greater value for shareholders; or (b) the terms of the “poison pill” allow MFS clients the opportunity to accept a fairly structured and attractively priced tender offer (e.g. a “chewable poison pill” that automatically dissolves in the event of an all cash, all shares tender offer at a premium price). MFS will also consider on a case-by-case basis proposals designed to prevent tenders which are disadvantageous to shareholders such as tenders at below market prices and tenders for substantially less than all shares of an issuer.

MFS will consider any poison pills designed to protect a company’s net-operating loss carryforwards on a case-by-case basis, weighing the accounting and tax benefits of such a pill against the risk of deterring future acquisition candidates.

Reincorporation and Reorganization Proposals

When presented with a proposal to reincorporate a company under the laws of a different state, or to effect some other type of corporate reorganization, MFS considers the underlying purpose and ultimate effect of such a proposal in determining whether or not to support such a measure. MFS generally votes with management in regards to these types of proposals, however, if MFS believes the proposal is in the best long-term economic interests of its clients, then MFS may vote against management (e.g. the intent or effect would be to create additional inappropriate impediments to possible acquisitions or takeovers).

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Issuance of Stock

There are many legitimate reasons for the issuance of stock. Nevertheless, as noted above under “Stock Plans,” when a stock option plan (either individually or when aggregated with other plans of the same company) would substantially dilute the existing equity (e.g. by approximately 10-15% as described above), MFS generally votes against the plan. In addition, MFS typically votes against proposals where management is asking for authorization to issue common or preferred stock with no reason stated (a “blank check”) because the unexplained authorization could work as a potential anti-takeover device. MFS may also vote against the authorization or issuance of common or preferred stock if MFS determines that the requested authorization is excessive or not warranted.

Repurchase Programs

MFS supports proposals to institute share repurchase plans in which all shareholders have the opportunity to participate on an equal basis. Such plans may include a company acquiring its own shares on the open market, or a company making a tender offer to its own shareholders.

Cumulative Voting

MFS opposes proposals that seek to introduce cumulative voting and for proposals that seek to eliminate cumulative voting. In either case, MFS will consider whether cumulative voting is likely to enhance the interests of MFS’ clients as minority shareholders.

Written Consent and Special Meetings

The right to call a special meeting or act by written consent can be a powerful tool for shareholders. As such, MFS supports proposals requesting the right for shareholders who hold at least 10% of the issuer’s outstanding stock to call a special meeting. MFS also supports proposals requesting the right for shareholders to act by written consent.

Independent Auditors

MFS believes that the appointment of auditors for U.S. issuers is best left to the board of directors of the company and therefore supports the ratification of the board’s selection of an auditor for the company. Some shareholder groups have submitted proposals to limit the non-audit activities of a company’s audit firm or prohibit any non-audit services by a company’s auditors to that company. MFS opposes proposals recommending the prohibition or limitation of the performance of non-audit services by an auditor, and proposals recommending the removal of a company’s auditor due to the performance of non-audit work for the company by its auditor. MFS believes that the board, or its audit committee, should have the discretion to hire the company’s auditor for specific pieces of non-audit work in the limited situations permitted under current law.

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Other Business

MFS generally votes against “other business” proposals as the content of any such matter is not known at the time of our vote.

Adjourn Shareholder Meeting

MFS generally supports proposals to adjourn a shareholder meeting if we support the other ballot items on the meeting’s agenda. MFS generally votes against proposals to adjourn a meeting if we do not support the other ballot items on the meeting’s agenda.

Environmental, Social and Governance (“ESG”) Issues

MFS believes that a company’s ESG practices may have an impact on the company’s long-term economic financial performance and will generally support proposals relating to ESG issues that MFS believes are in the best long-term economic interest of the company’s shareholders. For those ESG proposals for which a specific policy has not been adopted, MFS considers such ESG proposals on a case-by-case basis. As a result, it may vote similar proposals differently at various shareholder meetings based on the specific facts and circumstances of such proposal.

MFS generally supports proposals that seek to remove governance structures that insulate management from shareholders (i.e., anti-takeover measures) or that seek to enhance shareholder rights. Many of these governance-related issues, including compensation issues, are outlined within the context of the above guidelines. In addition, MFS typically supports proposals that require an issuer to reimburse successful dissident shareholders (who are not seeking control of the company) for reasonable expenses that such dissident incurred in soliciting an alternative slate of director candidates. MFS also generally supports reasonably crafted shareholder proposals requesting increased disclosure around the company’s use of collateral in derivatives trading. MFS typically supports proposals for an independent board chairperson. However, we may not support such proposals if we determine there to be an appropriate and effective counter-balancing leadership structure in place (e.g.; a strong, independent lead director with an appropriate level of powers and duties). For any governance-related proposal for which an explicit guideline is not provided above, MFS will consider such proposals on a case-by-case basis and will support such proposals if MFS believes that it is in the best long-term economic interest of the company’s shareholders.

MFS generally supports proposals that request disclosure on the impact of environmental issues on the company’s operations, sales, and capital investments. However, MFS may not support such proposals based on the facts and circumstances surrounding a specific proposal, including, but not limited to, whether (i) the proposal is unduly costly, restrictive, or burdensome, (ii) the company already provides publicly-available information that is sufficient to enable shareholders to evaluate the potential opportunities and risks that environmental matters pose to the company’s operations,

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sales and capital investments, or (iii) the proposal seeks a level of disclosure that exceeds that provided by the company’s industry peers. MFS will analyze all other environmental proposals on a case-by-case basis and will support such proposals if MFS believes such proposal is in the best long-term economic interest of the company’s shareholders.

MFS will analyze social proposals on a case-by-case basis. MFS will support such proposals if MFS believes that such proposal is in the best long-term economic interest of the company’s shareholders. Generally, MFS will support shareholder proposals that (i) seek to amend a company’s equal employment opportunity policy to prohibit discrimination based on sexual orientation and gender identity; and (ii) request additional disclosure regarding a company’s political contributions (including trade organizations and lobbying activity) (unless the company already provides publicly-available information that is sufficient to enable shareholders to evaluate the potential opportunities and risks that such contributions pose to the company’s operations, sales and capital investments).

The laws of various states or countries may regulate how the interests of certain clients subject to those laws (e.g. state pension plans) are voted with respect to social issues. Thus, it may be necessary to cast ballots differently for certain clients than MFS might normally do for other clients.

Foreign Issuers

MFS generally supports the election of a director nominee standing for re-election in uncontested or non-contentious elections unless it can be determined that (1) he or she failed to attend at least 75% of the board and/or relevant committee meetings in the previous year without a valid reason given in the proxy materials; (2) since the last annual meeting of shareholders and without shareholder approval, the board or its compensation committee has re-priced underwater stock options; or (3) since the last annual meeting, the board has either implemented a poison pill without shareholder approval or has not taken responsive action to a majority shareholder approved resolution recommending that the “poison pill” be rescinded. In such circumstances, we will vote against director nominee(s). Also, certain markets outside of the U.S. have adopted best practice guidelines relating to corporate governance matters (e.g. the United Kingdom’s Corporate Governance Code). Many of these guidelines operate on a “comply or explain” basis. As such, MFS will evaluate any explanations by companies relating to their compliance with a particular corporate governance guideline on a case-by-case basis and may vote against the board nominees or other relevant ballot item if such explanation is not satisfactory. In some circumstances, MFS may submit a vote to abstain from certain director nominees or the relevant ballot items if we have concerns with the nominee or ballot item, but do not believe these concerns rise to the level where a vote against is warranted.

MFS generally supports the election of auditors, but may determine to vote against the election of a statutory auditor in certain markets if MFS reasonably believes that the statutory auditor is not truly independent.

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Some international markets have also adopted mandatory requirements for all companies to hold shareholder votes on executive compensation. MFS will vote against such proposals if MFS determines that a company’s executive compensation practices are excessive, considering such factors as the specific market’s best practices that seek to maintain appropriate pay-for-performance alignment and to create long-term shareholder value. We may alternatively submit an abstention vote on such proposals in circumstances where our executive compensation concerns are not as severe.

Many other items on foreign proxies involve repetitive, non-controversial matters that are mandated by local law. Accordingly, the items that are generally deemed routine and which do not require the exercise of judgment under these guidelines (and therefore voted with management) for foreign issuers include, but are not limited to, the following: (i) receiving financial statements or other reports from the board; (ii) approval of declarations of dividends; (iii) appointment of shareholders to sign board meeting minutes; (iv) discharge of management and supervisory boards; and (v) approval of share repurchase programs (absent any anti-takeover or other concerns). MFS will evaluate all other items on proxies for foreign companies in the context of the guidelines described above, but will generally vote against an item if there is not sufficient information disclosed in order to make an informed voting decision. For any ballot item where MFS wishes to express a more moderate level of concern than a vote of against, we will cast a vote to abstain.

In accordance with local law or business practices, some foreign companies or custodians prevent the sales of shares that have been voted for a certain period beginning prior to the shareholder meeting and ending on the day following the meeting (“share blocking”). Depending on the country in which a company is domiciled, the blocking period may begin a stated number of days prior or subsequent to the meeting (e.g. one, three or five days) or on a date established by the company. While practices vary, in many countries the block period can be continued for a longer period if the shareholder meeting is adjourned and postponed to a later date. Similarly, practices vary widely as to the ability of a shareholder to have the “block” restriction lifted early (e.g. in some countries shares generally can be “unblocked” up to two days prior to the meeting whereas in other countries the removal of the block appears to be discretionary with the issuer’s transfer agent). Due to these restrictions, MFS must balance the benefits to its clients of voting proxies against the potentially serious portfolio management consequences of a reduced flexibility to sell the underlying shares at the most advantageous time. For companies in countries with share blocking periods or in markets where some custodians may block shares, the disadvantage of being unable to sell the stock regardless of changing conditions generally outweighs the advantages of voting at the shareholder meeting for routine items. Accordingly, MFS will not vote those proxies in the absence of an unusual, significant vote that outweighs the disadvantage of being unable to sell the stock.

In limited circumstances, other market specific impediments to voting shares may limit our ability to cast votes, including, but not limited to, late delivery of proxy

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materials, untimely vote cut-off dates, power of attorney and share re-registration requirements, or any other unusual voting requirements. In these limited instances, MFS votes securities on a best efforts basis in the context of the guidelines described above.

B.	ADMINISTRATIVE PROCEDURES

1.	MFS Proxy Voting Committee

The administration of these MFS Proxy Voting Policies and Procedures is overseen by the MFS Proxy Voting Committee, which includes senior personnel from the MFS Legal and Global Investment Support Departments. The Proxy Voting Committee does not include individuals whose primary duties relate to client relationship management, marketing, or sales. The MFS Proxy Voting Committee:

a.	Reviews these MFS Proxy Voting Policies and Procedures at least annually and recommends any amendments considered to be necessary or advisable;

b.	Determines whether any potential material conflict of interest exists with respect to instances in which MFS (i) seeks to override these MFS Proxy Voting Policies and Procedures; (ii) votes on ballot items not governed by these MFS Proxy Voting Policies and Procedures; (iii) evaluates an excessive executive compensation issue in relation to the election of directors; or (iv) requests a vote recommendation from an MFS portfolio manager or investment analyst (e.g. mergers and acquisitions); and

c.	Considers special proxy issues as they may arise from time to time.

2.	Potential Conflicts of Interest

The MFS Proxy Voting Committee is responsible for monitoring potential material conflicts of interest on the part of MFS or its subsidiaries that could arise in connection with the voting of proxies on behalf of MFS’ clients. Due to the client focus of our investment management business, we believe that the potential for actual material conflict of interest issues is small. Nonetheless, we have developed precautions to assure that all proxy votes are cast in the best long-term economic interest of shareholders.3 Other MFS internal policies require all MFS employees to avoid actual and potential conflicts of interests between personal activities and MFS’ client activities. If an employee (including investment professionals) identifies an actual or potential conflict of interest with respect to any voting decision (including the ownership of securities in their individual portfolio), then that employee must recuse himself/herself from participating in the voting process. Any significant attempt by an employee of MFS or its subsidiaries

3 For clarification purposes, note that MFS votes in what we believe to be the best, long-term economic interest of our clients entitled to vote at the shareholder meeting, regardless of whether other MFS clients hold “short” positions in the same issuer.

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to unduly influence MFS’ voting on a particular proxy matter should also be reported to the MFS Proxy Voting Committee.

In cases where proxies are voted in accordance with these MFS Proxy Voting Policies and Procedures, no material conflict of interest will be deemed to exist. In cases where (i) MFS is considering overriding these MFS Proxy Voting Policies and Procedures, (ii) matters presented for vote are not governed by these MFS Proxy Voting Policies and Procedures, (iii) MFS evaluates a potentially excessive executive compensation issue in relation to the election of directors or advisory pay or severance package vote, (iv) a vote recommendation is requested from an MFS portfolio manager or investment analyst (e.g. mergers and acquisitions); or (v) MFS evaluates a director nominee who also serves as a director of the MFS Funds (collectively, “Non-Standard Votes”); the MFS Proxy Voting Committee will follow these procedures:

a.	Compare the name of the issuer of such proxy against a list of significant current (i) distributors of MFS Fund shares, and (ii) MFS institutional clients (the “MFS Significant Distributor and Client List”);

b.	If the name of the issuer does not appear on the MFS Significant Distributor and Client List, then no material conflict of interest will be deemed to exist, and the proxy will be voted as otherwise determined by the MFS Proxy Voting Committee;

c.	If the name of the issuer appears on the MFS Significant Distributor and Client List, then the MFS Proxy Voting Committee will be apprised of that fact and each member of the MFS Proxy Voting Committee will carefully evaluate the proposed vote in order to ensure that the proxy ultimately is voted in what MFS believes to be the best long-term economic interests of MFS’ clients, and not in MFS’ corporate interests; and

d.	For all potential material conflicts of interest identified under clause (c) above, the MFS Proxy Voting Committee will document: the name of the issuer, the issuer’s relationship to MFS, the analysis of the matters submitted for proxy vote, the votes as to be cast and the reasons why the MFS Proxy Voting Committee determined that the votes were cast in the best long-term economic interests of MFS’ clients, and not in MFS’ corporate interests. A copy of the foregoing documentation will be provided to MFS’ Conflicts Officer.

The members of the MFS Proxy Voting Committee are responsible for creating and maintaining the MFS Significant Distributor and Client List, in consultation with MFS’ distribution and institutional business units. The MFS Significant Distributor and Client List will be reviewed and updated periodically, as appropriate.

If an MFS client has the right to vote on a matter submitted to shareholders by Sun Life Financial, Inc. or any of its affiliates (collectively “Sun Life”), MFS will cast a vote on

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behalf of such MFS client pursuant to the recommendations of Institutional Shareholder Services, Inc.‘s (“ISS”) benchmark policy, or as required by law.

Except as described in the MFS Fund’s prospectus, from time to time, certain MFS Funds (the “top tier fund”) may own shares of other MFS Funds (the “underlying fund”). If an underlying fund submits a matter to a shareholder vote, the top tier fund will generally vote its shares in the same proportion as the other shareholders of the underlying fund. If there are no other shareholders in the underlying fund, the top tier fund will vote in what MFS believes to be in the top tier fund’s best long-term economic interest. If an MFS client has the right to vote on a matter submitted to shareholders by a pooled investment vehicle advised by MFS, MFS will cast a vote on behalf of such MFS client in the same proportion as the other shareholders of the pooled investment vehicle.

3.	Gathering Proxies

Most proxies received by MFS and its clients originate at Broadridge Financial Solutions, Inc. (“Broadridge”). Broadridge and other service providers, on behalf of custodians, send proxy related material to the record holders of the shares beneficially owned by MFS’ clients, usually to the client’s proxy voting administrator or, less commonly, to the client itself. This material will include proxy ballots reflecting the shareholdings of Funds and of clients on the record dates for such shareholder meetings, as well as proxy materials with the issuer’s explanation of the items to be voted upon.

MFS, on behalf of itself and certain of its clients (including the MFS Funds) has entered into an agreement with an independent proxy administration firm pursuant to which the proxy administration firm performs various proxy vote related administrative services such as vote processing and recordkeeping functions. Except as noted below, the proxy administration firm for MFS and its clients, including the MFS Funds, is ISS. The proxy administration firm for MFS Development Funds, LLC is Glass, Lewis & Co., Inc. (“Glass Lewis”; Glass Lewis and ISS are each hereinafter referred to as the “Proxy Administrator”).

The Proxy Administrator receives proxy statements and proxy ballots directly or indirectly from various custodians, logs these materials into its database and matches upcoming meetings with MFS Fund and client portfolio holdings, which are input into the Proxy Administrator’s system by an MFS holdings data-feed. Through the use of the Proxy Administrator system, ballots and proxy material summaries for all upcoming shareholders’ meetings are available on-line to certain MFS employees and members of the MFS Proxy Voting Committee.

It is the responsibility of the Proxy Administrator and MFS to monitor the receipt of ballots. When proxy ballots and materials for clients are received by the Proxy Administrator, they are input into the Proxy Administrator’s on-line system. The Proxy Administrator then reconciles a list of all MFS accounts that hold shares of a company’s stock and the number of shares held on the record date by these accounts with the Proxy

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Administrator’s list of any upcoming shareholder’s meeting of that company. If a proxy ballot has not been received, the Proxy Administrator contacts the custodian requesting the reason as to why a ballot has not been received.

4.	Analyzing Proxies

Proxies are voted in accordance with these MFS Proxy Voting Policies and Procedures. The Proxy Administrator, at the prior direction of MFS, automatically votes all proxy matters that do not require the particular exercise of discretion or judgment with respect to these MFS Proxy Voting Policies and Procedures as determined by MFS. With respect to proxy matters that require the particular exercise of discretion or judgment, the MFS Proxy Voting Committee considers and votes on those proxy matters. MFS also receives research and recommendations from the Proxy Administrator which it may take into account in deciding how to vote. MFS uses the research of ISS to identify (i) circumstances in which a board may have approved excessive executive compensation, (ii) environmental and social proposals that warrant further consideration or (iii) circumstances in which a non-U.S. company is not in compliance with local governance or compensation best practices. In those situations where the only MFS fund that is eligible to vote at a shareholder meeting has Glass Lewis as its Proxy Administrator, then we will utilize research from Glass Lewis to identify such issues. MFS analyzes such issues independently and does not necessarily vote with the ISS or Glass Lewis recommendations on these issues. MFS may also use other research tools in order to identify the circumstances described above. Representatives of the MFS Proxy Voting Committee review, as appropriate, votes cast to ensure conformity with these MFS Proxy Voting Policies and Procedures.

As a general matter, portfolio managers and investment analysts have little involvement in most votes taken by MFS. This is designed to promote consistency in the application of MFS’ voting guidelines, to promote consistency in voting on the same or similar issues (for the same or for multiple issuers) across all client accounts, and to minimize the potential that proxy solicitors, issuers, or third parties might attempt to exert inappropriate influence on the vote. In limited types of votes (e.g. mergers and acquisitions, capitalization matters, potentially excessive executive compensation issues, or shareholder proposals relating to environmental and social issues), a representative of MFS Proxy Voting Committee may consult with or seek recommendations from MFS portfolio managers or investment analysts.4 However, the MFS Proxy Voting Committee would ultimately determine the manner in which all proxies are voted.

As noted above, MFS reserves the right to override the guidelines when such an override is, in MFS’ best judgment, consistent with the overall principle of voting proxies

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4 From time to time, due to travel schedules and other commitments, an appropriate portfolio manager or research analyst may not be available to provide a vote recommendation. If such a recommendation cannot be obtained within a reasonable time prior to the cut-off date of the shareholder meeting, the MFS Proxy Voting Committee may determine to abstain from voting.

in the best long-term economic interests of MFS’ clients. Any such override of the guidelines shall be analyzed, documented and reported in accordance with the procedures set forth in these policies.

5.	Voting Proxies

In accordance with its contract with MFS, the Proxy Administrator also generates a variety of reports for the MFS Proxy Voting Committee, and makes available on-line various other types of information so that the MFS Proxy Voting Committee or proxy team may review and monitor the votes cast by the Proxy Administrator on behalf of MFS’ clients.

For those markets that utilize a “record date” to determine which shareholders are eligible to vote, MFS generally will vote all eligible shares pursuant to these guidelines regardless of whether all (or a portion of) the shares held by our clients have been sold prior to the meeting date.

6.	Securities Lending

From time to time, the MFS Funds or other pooled investment vehicles sponsored by MFS may participate in a securities lending program. In the event MFS or its agent receives timely notice of a shareholder meeting for a U.S. security, MFS and its agent will attempt to recall any securities on loan before the meeting’s record date so that MFS will be entitled to vote these shares. However, there may be instances in which MFS is unable to timely recall securities on loan for a U.S. security, in which cases MFS will not be able to vote these shares. MFS will report to the appropriate board of the MFS Funds those instances in which MFS is not able to timely recall the loaned securities. MFS generally does not recall non-U.S. securities on loan because there may be insufficient advance notice of proxy materials, record dates, or vote cut-off dates to allow MFS to timely recall the shares in certain markets on an automated basis. As a result, non-U.S. securities that are on loan will not generally be voted. If MFS receives timely notice of what MFS determines to be an unusual, significant vote for a non-U.S. security whereas MFS shares are on loan, and determines that voting is in the best long-term economic interest of shareholders, then MFS will attempt to timely recall the loaned shares.

7.	Engagement

The MFS Proxy Voting Policies and Procedures are available on www.mfs.com and may be accessed by both MFS’ clients and the companies in which MFS’ clients invest. From time to time, MFS may determine that it is appropriate and beneficial for representatives from the MFS Proxy Voting Committee to engage in a dialogue or written communication with a company or other shareholders regarding certain matters on the company’s proxy statement that are of concern to shareholders, including

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environmental, social and governance matters. A company or shareholder may also seek to engage with representatives of the MFS Proxy Voting Committee in advance of the company’s formal proxy solicitation to review issues more generally or gauge support for certain contemplated proposals.

C.	RECORDS RETENTION

MFS will retain copies of these MFS Proxy Voting Policies and Procedures in effect from time to time and will retain all proxy voting reports submitted to the Board of Trustees of the MFS Funds for the period required by applicable law. Proxy solicitation materials, including electronic versions of the proxy ballots completed by representatives of the MFS Proxy Voting Committee, together with their respective notes and comments, are maintained in an electronic format by the Proxy Administrator and are accessible on-line by the MFS Proxy Voting Committee. All proxy voting materials and supporting documentation, including records generated by the Proxy Administrator’s system as to proxies processed, including the dates when proxy ballots were received and submitted, and the votes on each company’s proxy issues, are retained as required by applicable law.

D.	REPORTS

U.S. Registered MFS Funds

MFS publicly discloses the proxy voting records of the U.S. registered MFS Funds on a quarterly basis. MFS will also report the results of its voting to the Board of Trustees of the U.S. registered MFS Funds. These reports will include: (i) a summary of how votes were cast (including advisory votes on pay and “golden parachutes”) ; (ii) a summary of votes against management’s recommendation; (iii) a review of situations where MFS did not vote in accordance with the guidelines and the rationale therefore; (iv) a review of the procedures used by MFS to identify material conflicts of interest and any matters identified as a material conflict of interest; (v) a review of these policies and the guidelines; (vi) a review of our proxy engagement activity; (vii) a report and impact assessment of instances in which the recall of loaned securities of a U.S. issuer was unsuccessful; and (viii) as necessary or appropriate, any proposed modifications thereto to reflect new developments in corporate governance and other issues. Based on these reviews, the Trustees of the U.S. registered MFS Funds will consider possible modifications to these policies to the extent necessary or advisable.

Other MFS Clients

MFS may publicly disclose the proxy voting records of certain other clients (including certain MFS Funds) or the votes it casts with respect to certain matters as required by law. A report can also be printed by MFS for each client who has requested that MFS furnish a record of votes cast. The report specifies the proxy issues which have been voted for the client during the year and the position taken with respect to each issue

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and, upon request, may identify situations where MFS did not vote in accordance with the MFS Proxy Voting Policies and Procedures.

EXCEPT AS DESCRIBED ABOVE, MFS GENERALLY WILL NOT DIVULGE ACTUAL VOTING PRACTICES TO ANY PARTY OTHER THAN THE CLIENT OR ITS REPRESENTATIVES BECAUSE WE CONSIDER THAT INFORMATION TO BE CONFIDENTIAL AND PROPRIETARY TO THE CLIENT. HOWEVER, AS NOTED ABOVE, MFS MAY DETERMINE THAT IT IS APPROPRIATE AND BENEFICIAL TO ENGAGE IN A DIALOGUE WITH A COMPANY REGARDING CERTAIN MATTERS. DURING SUCH DIALOGUE WITH THE COMPANY, MFS MAY DISCLOSE THE VOTE IT INTENDS TO CAST IN ORDER TO POTENTIALLY EFFECT POSITIVE CHANGE AT A COMPANY IN REGARDS TO ENVIRONMENTAL, SOCIAL OR GOVERNANCE ISSUES.

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EXHIBIT K

October 3, 2013

MORGAN STANLEY INVESTMENT MANAGEMENT

PROXY VOTING POLICY AND PROCEDURES

I.	POLICY STATEMENT

Morgan Stanley Investment Management’s (“MSIM”) policy and procedures for voting proxies (“Policy”) with respect to securities held in the accounts of clients applies to those MSIM entities that provide discretionary investment management services and for which an MSIM entity has authority to vote proxies. This Policy is reviewed and updated as necessary to address new and evolving proxy voting issues and standards.

The MSIM entities covered by this Policy currently include the following: Morgan Stanley AIP GP LP, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Limited, Morgan Stanley Investment Management Company, Morgan Stanley Investment Management (Japan) Co., Limited, Morgan Stanley Investment Management Private Limited and Private Investment Partners Inc. (each an “MSIM Affiliate” and collectively referred to as the “MSIM Affiliates” or as “we” below).

Each MSIM Affiliate will use its best efforts to vote proxies as part of its authority to manage, acquire and dispose of account assets. With respect to the MSIM registered management investment companies (“MSIM Funds”), each MSIM Affiliate will vote proxies under this Policy pursuant to authority granted under its applicable investment advisory agreement or, in the absence of such authority, as authorized by the Board of Directors/Trustees of the MSIM Funds. An MSIM Affiliate will not vote proxies unless the investment management or investment advisory agreement explicitly authorizes the MSIM Affiliate to vote proxies.

MSIM Affiliates will vote proxies in a prudent and diligent manner and in the best interests of clients, including beneficiaries of and participants in a client’s benefit plan(s) for which the MSIM Affiliates manage assets, consistent with the objective of maximizing long-term investment returns (“Client Proxy Standard”). In addition to voting proxies at portfolio companies, MSIM routinely engages with the management and may also engage with the board, of companies in which we invest on a range of governance issues. Governance is a window into or proxy for management and board quality. MSIM engages with companies where we have larger positions, voting issues are material or where we believe we can make a positive impact on the governance structure. MSIM’s engagement process, through private communication with companies, allows us to understand the governance structures at investee companies and better inform our voting decisions. In certain situations, a client or its fiduciary may provide an MSIM Affiliate with a proxy voting policy. In these situations, the MSIM Affiliate will comply with the client’s policy.

Proxy Research Services - ISS and Glass Lewis (together with other proxy research providers as we may retain from time to time, the “Research Providers”) are independent advisers that specialize in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided include in-depth research, global issuer analysis, and voting recommendations. While we may review and utilize

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the recommendations of one or more Research Providers in making proxy voting decisions, we are in no way obligated to follow such recommendations. In addition to research, ISS provides vote execution, reporting, and recordkeeping services.

Voting Proxies for Certain Non-U.S. Companies - Voting proxies of companies located in some jurisdictions may involve several problems that can restrict or prevent the ability to vote such proxies or entail significant costs. These problems include, but are not limited to: (i) proxy statements and ballots being written in a language other than English; (ii) untimely and/or inadequate notice of shareholder meetings; (iii) restrictions on the ability of holders outside the issuer’s jurisdiction of organization to exercise votes; (iv) requirements to vote proxies in person; (v) the imposition of restrictions on the sale of the securities for a period of time in proximity to the shareholder meeting; and (vi) requirements to provide local agents with power of attorney to facilitate our voting instructions. As a result, we vote clients’ non-U.S. proxies on a best efforts basis only, after weighing the costs and benefits of voting such proxies, consistent with the Client Proxy Standard. ISS has been retained to provide assistance in connection with voting non-U.S. proxies.

II.	GENERAL PROXY VOTING GUIDELINES

To promote consistency in voting proxies on behalf of its clients, we follow this Policy (subject to any exception set forth herein). The Policy addresses a broad range of issues, and provides general voting parameters on proposals that arise most frequently. However, details of specific proposals vary, and those details affect particular voting decisions, as do factors specific to a given company. Pursuant to the procedures set forth herein, we may vote in a manner that is not in accordance with the following general guidelines, provided the vote is approved by the Proxy Review Committee (see Section III for description) and is consistent with the Client Proxy Standard. Morgan Stanley AIP GP LP will follow the procedures as described in Appendix A.

We endeavor to integrate governance and proxy voting policy with investment goals, using the vote to encourage portfolio companies to enhance long-term shareholder value and to provide a high standard of transparency such that equity markets can value corporate assets appropriately.

We seek to follow the Client Proxy Standard for each client. At times, this may result in split votes, for example when different clients have varying economic interests in the outcome of a particular voting matter (such as a case in which varied ownership interests in two companies involved in a merger result in different stakes in the outcome). We also may split votes at times based on differing views of portfolio managers.

We may abstain on matters for which disclosure is inadequate.

A.	Routine Matters.

We generally support routine management proposals. The following are examples of routine management proposals:

—	Approval of financial statements and auditor reports if delivered with an unqualified auditor’s opinion.

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—	General updating/corrective amendments to the charter, articles of association or bylaws, unless we believe that such amendments would diminish shareholder rights.

—	Most proposals related to the conduct of the annual meeting, with the following exceptions. We generally oppose proposals that relate to “the transaction of such other business which may come before the meeting,” and open-ended requests for adjournment. However, where management specifically states the reason for requesting an adjournment and the requested adjournment would facilitate passage of a proposal that would otherwise be supported under this Policy (i.e. an uncontested corporate transaction), the adjournment request will be supported.

We generally support shareholder proposals advocating confidential voting procedures and independent tabulation of voting results.

B.	Board of Directors.

1.	Election of directors: Votes on board nominees can involve balancing a variety of considerations. In vote decisions, we may take into consideration whether the company has a majority voting policy in place that we believe makes the director vote more meaningful. In the absence of a proxy contest, we generally support the board’s nominees for director except as follows:

a.	We consider withholding support from or voting against a nominee if we believe a direct conflict exists between the interests of the nominee and the public shareholders, including failure to meet fiduciary standards of care and/or loyalty. We may oppose directors where we conclude that actions of directors are unlawful, unethical or negligent. We consider opposing individual board members or an entire slate if we believe the board is entrenched and/or dealing inadequately with performance problems; if we believe the board is acting with insufficient independence between the board and management; or if we believe the board has not been sufficiently forthcoming with information on key governance or other material matters.

b.	We consider withholding support from or voting against interested directors if the company’s board does not meet market standards for director independence, or if otherwise we believe board independence is insufficient. We refer to prevalent market standards as promulgated by a stock exchange or other authority within a given market (e.g., New York Stock Exchange or Nasdaq rules for most U.S. companies, and The Combined Code on Corporate Governance in the United Kingdom). Thus, for an NYSE company with no controlling shareholder, we would expect that at a minimum a majority of directors should be independent as defined by NYSE. Where we view market standards as inadequate, we may withhold votes based on stronger independence standards. Market standards notwithstanding, we generally do not view long board tenure alone as a basis to classify a director as non-independent.

i.	At a company with a shareholder or group that controls the company by virtue of a majority economic interest in the company, we have a reduced

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expectation for board independence, although we believe the presence of independent directors can be helpful, particularly in staffing the audit committee, and at times we may withhold support from or vote against a nominee on the view the board or its committees are not sufficiently independent. In markets where board independence is not the norm (e.g. Japan), however, we consider factors including whether a board of a controlled company includes independent members who can be expected to look out for interests of minority holders.

ii.	We consider withholding support from or voting against a nominee if he or she is affiliated with a major shareholder that has representation on a board disproportionate to its economic interest.

c.	Depending on market standards, we consider withholding support from or voting against a nominee who is interested and who is standing for election as a member of the company’s compensation/remuneration, nominating/governance or audit committee.

d.	We consider withholding support from or voting against nominees if the term for which they are nominated is excessive. We consider this issue on a market-specific basis.

e.	We consider withholding support from or voting against nominees if in our view there has been insufficient board renewal (turnover), particularly in the context of extended poor company performance.

f.	We consider withholding support from or voting against a nominee standing for election if the board has not taken action to implement generally accepted governance practices for which there is a “bright line” test. For example, in the context of the U.S. market, failure to eliminate a dead hand or slow hand poison pill would be seen as a basis for opposing one or more incumbent nominees.

g.	In markets that encourage designated audit committee financial experts, we consider voting against members of an audit committee if no members are designated as such. We also consider voting against the audit committee members if the company has faced financial reporting issues and/or does not put the auditor up for ratification by shareholders.

h.	We believe investors should have the ability to vote on individual nominees, and may abstain or vote against a slate of nominees where we are not given the opportunity to vote on individual nominees.

i.	We consider withholding support from or voting against a nominee who has failed to attend at least 75% of the nominee’s board and board committee meetings within a given year without a reasonable excuse. We also consider opposing nominees if the company does not meet market standards for disclosure on attendance.

j.	We consider withholding support from or voting against a nominee who appears overcommitted, particularly through service on an excessive number of boards.

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Market expectations are incorporated into this analysis; for U.S. boards, we generally oppose election of a nominee who serves on more than six public company boards (excluding investment companies), although we also may reference National Association of Corporate Directors guidance suggesting that public company CEOs, for example, should serve on no more than two outside boards given level of time commitment required in their primary job.

k.	We consider withholding support from or voting against a nominee where we believe executive remuneration practices are poor, particularly if the company does not offer shareholders a separate “say-on-pay” advisory vote on pay.

2.	Discharge of directors’ duties: In markets where an annual discharge of directors’ responsibility is a routine agenda item, we generally support such discharge. However, we may vote against discharge or abstain from voting where there are serious findings of fraud or other unethical behavior for which the individual bears responsibility. The annual discharge of responsibility represents shareholder approval of disclosed actions taken by the board during the year and may make future shareholder action against the board difficult to pursue.

3.	Board independence: We generally support U.S. shareholder proposals requiring that a certain percentage (up to 66 2⁄3%) of the company’s board members be independent directors, and promoting all-independent audit, compensation and nominating/governance committees.

4.	Board diversity: We consider on a case-by-case basis shareholder proposals urging diversity of board membership with respect to gender, race or other factors.

5.	Majority voting: We generally support proposals requesting or requiring majority voting policies in election of directors, so long as there is a carve-out for plurality voting in the case of contested elections.

6.	Proxy access: We consider on a case-by-case basis shareholder proposals on particular procedures for inclusion of shareholder nominees in company proxy statements.

7.	Reimbursement for dissident nominees: We generally support well-crafted U.S. shareholder proposals that would provide for reimbursement of dissident nominees elected to a board, as the cost to shareholders in electing such nominees can be factored into the voting decision on those nominees.

8.	Proposals to elect directors more frequently: In the U.S. public company context, we usually support shareholder and management proposals to elect all directors annually (to “declassify” the board), although we make an exception to this policy where we believe that long-term shareholder value may be harmed by this change given particular circumstances at the company at the time of the vote on such proposal. As indicated above, outside the United States we generally support greater accountability to shareholders that comes through more frequent director elections, but recognize that many markets embrace longer term lengths, sometimes for valid reasons given other aspects of the legal context in electing boards.

9.	Cumulative voting: We generally support proposals to eliminate cumulative voting in the U.S. market context. (Cumulative voting provides that shareholders may concentrate their votes for

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one or a handful of candidates, a system that can enable a minority bloc to place representation on a board.) U.S. proposals to establish cumulative voting in the election of directors generally will not be supported.

10.	Separation of Chairman and CEO positions: We vote on shareholder proposals to separate the Chairman and CEO positions and/or to appoint an independent Chairman based in part on prevailing practice in particular markets, since the context for such a practice varies. In many non-U.S. markets, we view separation of the roles as a market standard practice, and support division of the roles in that context. In the United States, we consider such proposals on a case-by-case basis, considering, among other things, the existing board leadership structure, company performance, and any evidence of entrenchment or perceived risk that power is overly concentrated in a single individual.

11.	Director retirement age and term limits: Proposals setting or recommending director retirement ages or director term limits are voted on a case-by-case basis that includes consideration of company performance, the rate of board renewal, evidence of effective individual director evaluation processes, and any indications of entrenchment.

12.	Proposals to limit directors’ liability and/or broaden indemnification of officers and directors: Generally, we will support such proposals provided that an individual is eligible only if he or she has not acted in bad faith, with gross negligence or with reckless disregard of their duties.

C.        Statutory auditor boards.  The statutory auditor board, which is separate from the main board of directors, plays a role in corporate governance in several markets. These boards are elected by shareholders to provide assurance on compliance with legal and accounting standards and the company’s articles of association. We generally vote for statutory auditor nominees if they meet independence standards. In markets that require disclosure on attendance by internal statutory auditors, however, we consider voting against nominees for these positions who failed to attend at least 75% of meetings in the previous year. We also consider opposing nominees if the company does not meet market standards for disclosure on attendance.

D.        Corporate transactions and proxy fights.  We examine proposals relating to mergers, acquisitions and other special corporate transactions (i.e., takeovers, spin-offs, sales of assets, reorganizations, restructurings and recapitalizations) on a case-by-case basis in the interests of each fund or other account. Proposals for mergers or other significant transactions that are friendly and approved by the Research Providers usually are supported if there is no portfolio manager objection. We also analyze proxy contests on a case-by-case basis.

E.        Changes in capital structure.

1.	We generally support the following:

—	Management and shareholder proposals aimed at eliminating unequal voting rights, assuming fair economic treatment of classes of shares we hold.

—	U.S. management proposals to increase the authorization of existing classes of common stock (or securities convertible into common stock) if: (i) a clear business

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purpose is stated that we can support and the number of shares requested is reasonable in relation to the purpose for which authorization is requested; and/or (ii) the authorization does not exceed 100% of shares currently authorized and at least 30% of the total new authorization will be outstanding. (We consider proposals that do not meet these criteria on a case-by-case basis.)

—	U.S. management proposals to create a new class of preferred stock or for issuances of preferred stock up to 50% of issued capital, unless we have concerns about use of the authority for anti-takeover purposes.

—	Proposals in non-U.S. markets that in our view appropriately limit potential dilution of existing shareholders. A major consideration is whether existing shareholders would have preemptive rights for any issuance under a proposal for standing share issuance authority. We generally consider market-specific guidance in making these decisions; for example, in the U.K. market we usually follow Association of British Insurers’ (“ABI”) guidance, although company-specific factors may be considered and for example, may sometimes lead us to voting against share authorization proposals even if they meet ABI guidance.

—	Management proposals to authorize share repurchase plans, except in some cases in which we believe there are insufficient protections against use of an authorization for anti-takeover purposes.

—	Management proposals to reduce the number of authorized shares of common or preferred stock, or to eliminate classes of preferred stock.

—	Management proposals to effect stock splits.

—	Management proposals to effect reverse stock splits if management proportionately reduces the authorized share amount set forth in the corporate charter. Reverse stock splits that do not adjust proportionately to the authorized share amount generally will be approved if the resulting increase in authorized shares coincides with the proxy guidelines set forth above for common stock increases.

—	Management dividend payout proposals, except where we perceive company payouts to shareholders as inadequate.

2.	We generally oppose the following (notwithstanding management support):

—	Proposals to add classes of stock that would substantially dilute the voting interests of existing shareholders.

—	Proposals to increase the authorized or issued number of shares of existing classes of stock that are unreasonably dilutive, particularly if there are no preemptive rights for existing shareholders. However, depending on market practices, we consider voting for proposals giving general authorization for issuance of shares not subject to pre-emptive rights if the authority is limited.

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—	Proposals that authorize share issuance at a discount to market rates, except where authority for such issuance is de minimis, or if there is a special situation that we believe justifies such authorization (as may be the case, for example, at a company under severe stress and risk of bankruptcy).

—	Proposals relating to changes in capitalization by 100% or more.

We consider on a case-by-case basis shareholder proposals to increase dividend payout ratios, in light of market practice and perceived market weaknesses, as well as individual company payout history and current circumstances. For example, currently we perceive low payouts to shareholders as a concern at some Japanese companies, but may deem a low payout ratio as appropriate for a growth company making good use of its cash, notwithstanding the broader market concern.

F.        Takeover Defenses and Shareholder Rights.

1.	Shareholder rights plans: We generally support proposals to require shareholder approval or ratification of shareholder rights plans (poison pills). In voting on rights plans or similar takeover defenses, we consider on a case-by-case basis whether the company has demonstrated a need for the defense in the context of promoting long-term share value; whether provisions of the defense are in line with generally accepted governance principles in the market (and specifically the presence of an adequate qualified offer provision that would exempt offers meeting certain conditions from the pill); and the specific context if the proposal is made in the midst of a takeover bid or contest for control.

2.	Supermajority voting requirements: We generally oppose requirements for supermajority votes to amend the charter or bylaws, unless the provisions protect minority shareholders where there is a large shareholder. In line with this view, in the absence of a large shareholder we support reasonable shareholder proposals to limit such supermajority voting requirements.

3.	Shareholders right to call a special meeting: We consider proposals to enhance a shareholder’s rights to call meetings on a case-by-case basis. At large-cap U.S. companies, we generally support efforts to establish the right of holders of 10% or more of shares to call special meetings, unless the board or state law has set a policy or law establishing such rights at a threshold that we believe to be acceptable.

4.	Written consent rights: In the U.S. context, we examine proposals for shareholder written consent rights on a case-by-case basis.

5.	Reincorporation: We consider management and shareholder proposals to reincorporate to a different jurisdiction on a case-by-case basis. We oppose such proposals if we believe the main purpose is to take advantage of laws or judicial precedents that reduce shareholder rights.

6.	Anti-greenmail provisions: Proposals relating to the adoption of anti-greenmail provisions will be supported, provided that the proposal: (i) defines greenmail; (ii) prohibits buyback offers to large block holders (holders of at least 1% of the outstanding shares and in certain cases, a greater amount) not made to all shareholders or not approved by disinterested shareholders; and (iii) contains no anti-takeover measures or other provisions restricting the rights of shareholders.

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7.	Bundled proposals: We may consider opposing or abstaining on proposals if disparate issues are “bundled” and presented for a single vote.

G.        Auditors.  We generally support management proposals for selection or ratification of independent auditors. However, we may consider opposing such proposals with reference to incumbent audit firms if the company has suffered from serious accounting irregularities and we believe rotation of the audit firm is appropriate, or if fees paid to the auditor for non-audit-related services are excessive. Generally, to determine if non-audit fees are excessive, a 50% test will be applied (i.e., non-audit-related fees should be less than 50% of the total fees paid to the auditor). We generally vote against proposals to indemnify auditors.

H.        Executive and Director Remuneration.

1.	We generally support the following:

—	Proposals for employee equity compensation plans and other employee ownership plans, provided that our research does not indicate that approval of the plan would be against shareholder interest. Such approval may be against shareholder interest if it authorizes excessive dilution and shareholder cost, particularly in the context of high usage (“run rate”) of equity compensation in the recent past; or if there are objectionable plan design and provisions.

—	Proposals relating to fees to outside directors, provided the amounts are not excessive relative to other companies in the country or industry, and provided that the structure is appropriate within the market context. While stock-based compensation to outside directors is positive if moderate and appropriately structured, we are wary of significant stock option awards or other performance-based awards for outside directors, as well as provisions that could result in significant forfeiture of value on a director’s decision to resign from a board (such forfeiture can undercut director independence).

—	Proposals for employee stock purchase plans that permit discounts, but only for grants that are part of a broad-based employee plan, including all non-executive employees, and only if the discounts are limited to a reasonable market standard or less.

—	Proposals for the establishment of employee retirement and severance plans, provided that our research does not indicate that approval of the plan would be against shareholder interest.

2.	We generally oppose retirement plans and bonuses for non-executive directors and independent statutory auditors.

3.	In the U.S. context, we generally vote against shareholder proposals requiring shareholder approval of all severance agreements, but we generally support proposals that require shareholder approval for agreements in excess of three times the annual compensation (salary and bonus). We generally oppose shareholder proposals that would establish arbitrary caps on pay. We consider on a case-by-case basis shareholder proposals that seek to limit Supplemental Executive Retirement Plans (SERPs), but support such shareholder proposals where we consider SERPs excessive.

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4.	Shareholder proposals advocating stronger and/or particular pay-for-performance models will be evaluated on a case-by-case basis, with consideration of the merits of the individual proposal within the context of the particular company and its labor markets, and the company’s current and past practices. While we generally support emphasis on long-term components of senior executive pay and strong linkage of pay to performance, we consider factors including whether a proposal may be overly prescriptive, and the impact of the proposal, if implemented as written, on recruitment and retention.

5.	We generally support proposals advocating reasonable senior executive and director stock ownership guidelines and holding requirements for shares gained in executive equity compensation programs.

6.	We generally support shareholder proposals for reasonable “claw-back” provisions that provide for company recovery of senior executive bonuses to the extent they were based on achieving financial benchmarks that were not actually met in light of subsequent restatements.

7.	Management proposals effectively to re-price stock options are considered on a case-by-case basis. Considerations include the company’s reasons and justifications for a re-pricing, the company’s competitive position, whether senior executives and outside directors are excluded, potential cost to shareholders, whether the re-pricing or share exchange is on a value-for-value basis, and whether vesting requirements are extended.

8.	Say-on-Pay: We consider proposals relating to an advisory vote on remuneration on a case-by-case basis. Considerations include a review of the relationship between executive remuneration and performance based on operating trends and total shareholder return over multiple performance periods. In addition, we review remuneration structures and potential poor pay practices, including relative magnitude of pay, discretionary bonus awards, tax gross ups, change-in-control features, internal pay equity and peer group construction. As long-term investors, we support remuneration policies that align with long-term shareholder returns.

I.          Social, Political and Environmental Issues.  Shareholders in the United States and certain other markets submit proposals encouraging changes in company disclosure and practices related to particular corporate social, political and environmental matters. We consider how to vote on the proposals on a case-by-case basis to determine likely impacts on shareholder value. We seek to balance concerns on reputational and other risks that lie behind a proposal against costs of implementation, while considering appropriate shareholder and management prerogatives. We may abstain from voting on proposals that do not have a readily determinable financial impact on shareholder value. We support proposals that if implemented would enhance useful disclosure, but we generally vote against proposals requesting reports that we believe are duplicative, related to matters not material to the business, or that would impose unnecessary or excessive costs. We believe that certain social and environmental shareholder proposals may intrude excessively on management prerogatives, which can lead us to oppose them.

J.         Fund of Funds.  Certain Funds advised by an MSIM Affiliate invest only in other MSIM Funds. If an underlying fund has a shareholder meeting, in order to avoid any potential conflict of interest, such proposals will be voted in the same proportion as the votes of the other shareholders of

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the underlying fund, unless otherwise determined by the Proxy Review Committee. Other MSIM Funds invest in unaffiliated funds. If an unaffiliated underlying fund has a shareholder meeting and the MSIM Fund owns more than 25% of the voting shares of the underlying fund, the MSIM Fund will vote its shares in the unaffiliated underlying fund in the same proportion as the votes of the other shareholders of the underlying fund.

III.       ADMINISTRATION OF POLICY

The MSIM Proxy Review Committee (the “Committee”) has overall responsibility for the Policy. The Committee, which is appointed by MSIM’s Long-Only Executive Committee, consists of investment professionals who represent the different investment disciplines and geographic locations of the firm, and is chaired by the director of the Corporate Governance Team (“CGT”). Because proxy voting is an investment responsibility and impacts shareholder value, and because of their knowledge of companies and markets, portfolio managers and other members of investment staff play a key role in proxy voting, although the Committee has final authority over proxy votes.

The CGT Director is responsible for identifying issues that require Committee deliberation or ratification. The CGT, working with advice of investment teams and the Committee, is responsible for voting on routine items and on matters that can be addressed in line with these Policy guidelines. The CGT has responsibility for voting case-by-case where guidelines and precedent provide adequate guidance.

The Committee will periodically review and have the authority to amend, as necessary, the Policy and establish and direct voting positions consistent with the Client Proxy Standard.

CGT and members of the Committee may take into account Research Providers’ recommendations and research as well as any other relevant information they may request or receive, including portfolio manager and/or analyst comments and research, as applicable. Generally, proxies related to securities held in accounts that are managed pursuant to quantitative, index or index-like strategies (“Index Strategies”) will be voted in the same manner as those held in actively managed accounts, unless economic interests of the accounts differ. Because accounts managed using Index Strategies are passively managed accounts, research from portfolio managers and/or analysts related to securities held in these accounts may not be available. If the affected securities are held only in accounts that are managed pursuant to Index Strategies, and the proxy relates to a matter that is not described in this Policy, the CGT will consider all available information from the Research Providers, and to the extent that the holdings are significant, from the portfolio managers and/or analysts.

A.	Committee Procedures

The Committee meets at least quarterly, and reviews and considers changes to the Policy at least annually. Through meetings and/or written communications, the Committee is responsible for monitoring and ratifying “split votes” (i.e., allowing certain shares of the same issuer that are the subject of the same proxy solicitation and held by one or more MSIM portfolios to be voted differently than other shares) and/or “override voting” (i.e., voting all MSIM portfolio shares in a manner contrary to the Policy). The Committee will review developing issues and approve upcoming votes, as appropriate, for matters as requested by CGT.

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The Committee reserves the right to review voting decisions at any time and to make voting decisions as necessary to ensure the independence and integrity of the votes.

B.	Material Conflicts of Interest

In addition to the procedures discussed above, if the CGT Director determines that an issue raises a material conflict of interest, the CGT Director may request a special committee to review, and recommend a course of action with respect to, the conflict(s) in question (“Special Committee”).

A potential material conflict of interest could exist in the following situations, among others:

1.	The issuer soliciting the vote is a client of MSIM or an affiliate of MSIM and the vote is on a matter that materially affects the issuer.

2.	The proxy relates to Morgan Stanley common stock or any other security issued by Morgan Stanley or its affiliates except if echo voting is used, as with MSIM Funds, as described herein.

3.	Morgan Stanley has a material pecuniary interest in the matter submitted for a vote (e.g., acting as a financial advisor to a party to a merger or acquisition for which Morgan Stanley will be paid a success fee if completed).

If the CGT Director determines that an issue raises a potential material conflict of interest, depending on the facts and circumstances, the issue will be addressed as follows:

1.	If the matter relates to a topic that is discussed in this Policy, the proposal will be voted as per the Policy.

2.	If the matter is not discussed in this Policy or the Policy indicates that the issue is to be decided case-by-case, the proposal will be voted in a manner consistent with the Research Providers, provided that all the Research Providers consulted have the same recommendation, no portfolio manager objects to that vote, and the vote is consistent with MSIM’s Client Proxy Standard.

3.	If the Research Providers’ recommendations differ, the CGT Director will refer the matter to a Special Committee to vote on the proposal, as appropriate.

Any Special Committee shall be comprised of the CGT Director, and at least two portfolio managers (preferably members of the Committee), as approved by the Committee. The CGT Director may request non-voting participation by MSIM’s General Counsel or his/her designee and the Chief Compliance Officer or his/her designee. In addition to the research provided by Research Providers, the Special Committee may request analysis from MSIM Affiliate investment professionals and outside sources to the extent it deems appropriate.

C.	Proxy Voting Reporting

The CGT will document in writing all Committee and Special Committee decisions and actions, which documentation will be maintained by the CGT for a period of at least six years. To the extent these decisions relate to a security held by an MSIM Fund, the CGT will report the decisions to each applicable Board of Trustees/Directors of those Funds at each Board’s next regularly scheduled Board

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meeting. The report will contain information concerning decisions made during the most recently ended calendar quarter immediately preceding the Board meeting.

MSIM will promptly provide a copy of this Policy to any client requesting it. MSIM will also, upon client request, promptly provide a report indicating how each proxy was voted with respect to securities held in that client’s account.

MSIM’s Legal Department is responsible for filing an annual Form N-PX on behalf of each MSIM Fund for which such filing is required, indicating how all proxies were voted with respect to such Fund’s holdings.

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APPENDIX A

Appendix A applies to the following accounts managed by Morgan Stanley AIP GP LP or Private Investment Partners Inc. (“AIP”): (i) closed-end funds registered under the Investment Company Act of 1940, as amended, (ii) separate accounts and (iii) unregistered funds.

Generally, AIP will follow the guidelines set forth in Section II of MSIM’s Proxy Voting Policy and Procedures. To the extent that such guidelines do not provide specific direction, or AIP determines that consistent with the Client Proxy Standard, the guidelines should not be followed, the Proxy Review Committee has delegated the voting authority to vote securities held by accounts managed by AIP to the Fund of Hedge Funds investment team, the Private Equity Fund of Funds investment team or the Private Equity Real Estate Fund of Funds investment team of AIP. A summary of decisions made by the investment teams will be made available to the Proxy Review Committee for its information at the next scheduled meeting of the Proxy Review Committee.

In certain cases, AIP may determine to abstain from determining (or recommending) how a proxy should be voted (and therefore abstain from voting such proxy or recommending how such proxy should be voted), such as where the expected cost of giving due consideration to the proxy does not justify the potential benefits to the affected account(s) that might result from adopting or rejecting (as the case may be) the measure in question.

Waiver of Voting Rights

For regulatory reasons, AIP may either 1) invest in a class of securities of an underlying fund (the “Fund”) that does not provide for voting rights; or 2) waive 100% of its voting rights with respect to the following:

1.	Any rights with respect to the removal or replacement of a director, general partner, managing member or other person acting in a similar capacity for or on behalf of the Fund (each individually a “Designated Person,” and collectively, the “Designated Persons”), which may include, but are not limited to, voting on the election or removal of a Designated Person in the event of such Designated Person’s death, disability, insolvency, bankruptcy, incapacity, or other event requiring a vote of interest holders of the Fund to remove or replace a Designated Person; and

2.	Any rights in connection with a determination to renew, dissolve, liquidate, or otherwise terminate or continue the Fund, which may include, but are not limited to, voting on the renewal, dissolution, liquidation, termination or continuance of the Fund upon the occurrence of an event described in the Fund’s organizational documents; provided, however, that, if the Fund’s organizational documents require the consent of the Fund’s general partner or manager, as the case may be, for any such termination or continuation of the Fund to be effective, then AIP may exercise its voting rights with respect to such matter.

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EXHIBIT L

Summary of Neuberger Berman’s Proxy Voting Policy

Neuberger Berman has implemented written Proxy Voting Policies and Procedures (Proxy Voting Policy) that are designed to reasonably ensure that Neuberger Berman votes proxies prudently and in the best interest of its advisory clients for whom Neuberger Berman has voting authority. The Proxy Voting Policy also describes how Neuberger Berman addresses any conflicts that may arise between its interests and those of its clients with respect to proxy voting.

Neuberger Berman’s Proxy Committee is responsible for developing, authorizing, implementing and updating the Proxy Voting Policy, overseeing the proxy voting process, and engaging and overseeing any independent third-party vendors as voting delegate to review, monitor and/or vote proxies. In order to apply the Proxy Voting Policy noted above in a timely and consistent manner, Neuberger Berman utilizes Glass, Lewis & Co. LLC (Glass Lewis) to vote proxies in accordance with Neuberger Berman’s voting guidelines.

For socially responsive clients, Neuberger Berman has adopted socially responsive voting guidelines. For non-socially responsive clients, Neuberger Berman’s guidelines adopt the voting recommendations of Glass Lewis. Neuberger Berman retains final authority and fiduciary responsibility for proxy voting. Neuberger Berman believes that this process is reasonably designed to address material conflicts of interest that may arise between Neuberger Berman and a client as to how proxies are voted.

In the event that an investment professional at Neuberger Berman believes that it is in the best interest of a client or clients to vote proxies in a manner inconsistent with Neuberger Berman’s proxy voting guidelines or in a manner inconsistent with Glass Lewis recommendations, the Proxy Committee will review information submitted by the investment professional to determine that there is no material conflict of interest between Neuberger Berman and the client with respect to the voting of the proxy in that manner.

If the Proxy Committee determines that the voting of a proxy as recommended by the investment professional presents a material conflict of interest between Neuberger Berman and the client or clients with respect to the voting of the proxy, the Proxy Committee shall: (i) take no further action, in which case Glass Lewis shall vote such proxy in accordance with the proxy voting guidelines or as Glass Lewis recommends; (ii) disclose such conflict to the client or clients and obtain written direction from the client as to how to vote the proxy; (iii) suggest that the client or clients engage another party to determine how to vote the proxy; or (iv) engage another independent third party to determine how to vote the proxy.

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EXHIBIT M

SSgA Funds Management, Inc.

FM Proxy Voting and Engagement Guidelines — US

FEBRUARY 2013 CAPABILITIES

SSgA FM’s US Proxy Voting and Engagement Guidelines outline our expectations of companies listed on stock exchanges in the US. This policy complements and should be read in conjunction with SSgA FM’s Global Proxy Voting and Engagement Principles which provide a detailed explanation of SSgA FM’s approach to voting and engaging with companies.

SSgA FM’s US Proxy Voting and Engagement Guidelines address areas including board structure, audit related issues, capital structure, executive compensation, environmental, social and other governance related issues. Principally, we believe the primary responsibility of the board of directors is to preserve and enhance shareholder value and protect shareholder interests. In order to carry out their primary responsibilities, directors have to undertake activities that range from oversight of executive management to monitoring the risks that arise from a company’s business, including risks related to sustainability issues. Further, good corporate governance necessitates the existence of effective internal controls and risk management systems, which should be governed by the board.

When voting and engaging with companies in global markets, SSgA FM considers market specific nuances in the manner that we believe will most likely protect and promote the long term economic value of client investments. SSgA FM expects companies to observe the relevant laws and regulations of their respective markets as well as country specific best practice guidelines and corporate governance codes. In its analysis and research in to corporate governance issues in the US, SSgA FM expects all companies, to act in a transparent manner, conduct private ordering activity. Companies should provide detailed explanations under the Code’s ‘comply or explain’ approach, especially where they fail to meet requirements and why any such non-compliance would serve shareholders’ long-term interests.

SSgA FM’S PROXY VOTING AND ENGAGEMENT PHILOSOPHY

In our view, corporate governance and sustainability issues are an integral part of the investment process. The Corporate Governance Team consists of investment professionals with expertise in corporate governance and company law, remuneration, accounting as well as environmental and social issues. SSgA FM has established robust corporate governance principles and practices that are backed with extensive analytical expertise to understand the complexities of the corporate governance landscape. SSgA FM engages with companies to provide insight on the principles and practices that drive our voting decisions. We also conduct proactive engagement to address significant shareholder concerns and ESG issues in a manner consistent with maximizing shareholder value.

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The team works alongside members of SSgA FM’s active investment teams; collaborating on issuer engagement and providing input on company specific fundamentals. SSgA FM is also a member of various investor associations that seek to address broader corporate governance related policy issues in the US.

SSgA FM is a signatory to the United Nations Principles of Responsible Investment (UNPRI) and is compliant with the UK Stewardship Code. We are committed to sustainable investing and are working to further integrate environmental, social and governance (ESG) principles into investment and corporate governance practice, where applicable and consistent with our fiduciary duty.

DIRECTORS AND BOARDS

Director related proposals concern issues submitted to shareholders that deal with the composition of the board or impact the members of a corporation’s board of directors. In deciding which director nominee to support, SSgA FM considers numerous factors.

Director Elections

SSgA FM’s director election policy focuses on companies’ governance profile to identify if a company demonstrates appropriate governance practices or if it exhibits negative governance practices. Factors SSgA FM considers when evaluating governance practices include, but are not limited to the following:

—	Shareholder rights;
—	Board independence; and
—	Board structure.

If a company demonstrates appropriate governance practices, SSgA FM believes a director should be classified as independent based on the relevant listing standards or local market practice standards. In such cases, the composition of the key oversight committees of a board should meet the minimum standards of independence. Accordingly, SSgA FM will vote against a nominee at a company with appropriate governance practices if the director is classified as non-independent under relevant listing standards or local market practice AND serves on a key committee of the board (compensation, audit, nominating or committees required to be fully independent by local market standards).

Conversely, if a company demonstrates negative governance practices, SSgA FM believes the classification standards for director independence should be elevated. In such circumstances, we will evaluate all director nominees based on the following classification standards:

—	Is the nominee an employee of or related to an employee of the issuer or its auditor;
—	Does the nominee provide professional services to the issuer;
—	Has the nominee attended an appropriate number of board meetings; or
—	Has the nominee received non-board related compensation from the issuer.

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Where companies demonstrate negative governance practices, these stricter standards will apply not only to directors who are a member of a key committee but to all directors on the board as market practice permits. Accordingly, SSgA FM will vote against a nominee (with the exception of the CEO) where the board has inappropriate governance practices and is considered not independent based on the above independence criteria.

Additionally, SSgA FM may withhold votes based on the following:

—	CEOs of public companies who sit on more than three public company boards;
—	Nominees who sit on more than six public company boards;
—	SSgA FM may withhold votes from all director nominees at companies that have ignored a shareholder proposal which received a majority of the shares outstanding at the last annual or special meeting, unless management submits the proposal(s) on the ballot as a binding management proposal, recommending shareholders vote for the particular proposal(s);
—	SSgA FM may withhold votes from compensation committee members where there is a weak relationship between executive pay and performance over a five-year period;
—	SSgA FM will withhold votes from audit committee members if non-audit fees exceed 50% of total fees paid to the auditors; and
—	SSgA FM will withhold votes from directors who appear to have been remiss in their duties.

Director Related Proposals

SSgA FM generally votes for the following director related proposals:

—	Discharge of board members’ duties, in the absence of pending litigation, governmental investigation, charges of fraud or other indications of significant concern;
—	Proposals to restore shareholders’ ability to remove directors with or without cause;
—	Proposals that permit shareholders to elect directors to fill board vacancies; and
—	Shareholder proposals seeking disclosure regarding the company, board, or compensation committee’s use of compensation consultants, such as company name, business relationship(s) and fees paid.

SSgA FM generally votes against the following director related proposals:

—	Requirements that candidates for directorships own large amounts of stock before being eligible to be elected;
—	Proposals that relate to the “transaction of other business as properly comes before the meeting”, which extend “blank check” powers to those acting as proxy; and
—	Shareholder proposals requiring two candidates per board seat.

Majority Voting

SSgA FM will generally support a majority vote standard based on votes cast for the election of directors.

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SSgA FM will generally vote to support amendments to bylaws that would require simple majority of voting shares (i.e. shares cast) to pass or repeal certain provisions.

Annual Elections

SSgA FM generally supports the establishment of annual elections of the board of directors. Consideration is given to the overall level of board independence and the independence of the key committees as well as whether there is a shareholders rights plan.

Cumulative Voting

SSgA FM does not support cumulative voting structures for the election of directors.

Separation Chair/CEO

SSgA FM analyzes proposals for the separation of Chair/CEO on a case-by-case basis taking into consideration numerous factors, including but not limited to, a company’s performance and the overall governance structure of the company.

Proxy Access

SSgA FM will consider proposals relating to Proxy Access on a case-by-case basis:

SSgA FM will evaluate the company’s specific circumstances, the impact of the proposal on the target company and its potential effect on shareholder value.

Considerations include but are not limited to the following:

—	The ownership thresholds and holding duration proposed in the resolution;
—	The binding nature of the proposal;
—	The number of directors that shareholders may nominate each year;
—	Company performance;
—	Company governance structure;
—	Shareholder rights; and
—	Board performance.

Age/Term Limits

Generally, SSgA FM will vote against limits to tenure.

Approve Remuneration of Directors

Generally, SSgA FM will support directors’ compensation, provided the amounts are not excessive relative to other issuers in the market or industry. In making our determination, we review whether the compensation is overly dilutive to existing shareholders.

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Indemnification

Generally, SSgA FM supports proposals to limit directors’ liability and/or expand indemnification and liability protection if he or she has not acted in bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Classified Boards

SSgA FM generally supports annual elections for the board of directors. In certain cases, SSgA FM will support a classified board structure, if the board is composed of 80 percent of independent directors, the board’s key committees (auditing, nominating and compensation) are composed of independent directors, and SSgA FM will consider other governance factors, including antitakeover devices.

Confidential Voting

SSgA FM will support confidential voting.

Board Size

SSgA FM will support proposals seeking to fix the board size or designate a range for the board size and will vote against proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.

AUDIT RELATED ISSUES

Ratifying Auditors and Approving Auditor Compensation

SSgA FM supports the approval of auditors and auditor compensation provided that the issuer has properly disclosed audit and non-audit fees relative to market practice and the audit fees are not deemed excessive. SSgA FM deems audit fees to be excessive if the non-audit fees for the prior year constituted 50% or more of the total fees paid to the auditor. SSgA FM will support the disclosure of auditor and consulting relationships when the same or related entities are conducting both activities and will support the establishment of a selection committee responsible for the final approval of significant management consultant contract awards where existing firms are already acting in an auditing function.

In circumstances where “other” fees include fees related to initial public offerings, bankruptcy emergence, and spin-offs, and the company makes public disclosure of the amount and nature of those fees which are determined to be an exception to the standard “non-audit fee” category, then such fees may be excluded from the non-audit fees considered in determining the ratio of non-audit to audit/audit-related fees/tax compliance and preparation for purposes of determining whether non-audit fees are excessive.

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SSgA FM will support the discharge of auditors and requirements that auditors attend the annual meeting of shareholders.1

CAPITAL RELATED ISSUES

Capital structure proposals include requests by management for approval of amendments to the certificate of incorporation that will alter the capital structure of the company. The most common request is for an increase in the number of authorized shares of common stock, usually in conjunction with a stock split or dividend. Typically, requests that are not unreasonably dilutive or enhance the rights of common shareholders are supported. In considering authorized share proposals, the typical threshold for approval is 100% over current authorized shares. However, the threshold may be increased if the company offers a specific need or purpose (merger, stock splits, growth purposes, etc.). All proposals are evaluated on a case-by-case basis taking into account the company’s specific financial situation.

Increase in Authorized Common Shares

In general, SSgA FM supports share increases for general corporate purposes up to 100% of current authorized stock.

SSgA FM supports increases for specific corporate purposes up to 100% of the specific need plus 50% of current authorized common stock for US firms and plus 100% of current authorized stock for international firms.

When applying the thresholds, SSgA FM will also consider the nature of the specific need, such as mergers and acquisitions and stock splits.

Increase in Authorized Preferred Shares

SSgA FM votes on a case-by-case basis on proposals to increase the number of preferred shares.

Generally, SSgA FM will vote for the authorization of preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

SSgA FM will support proposals to create “declawed” blank check preferred stock (stock that cannot be used as a takeover defense).

However, SSgA FM will vote against proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.

1 Common for non-US issuers; request from the issuer to discharge from liability the directors or auditors with respect to actions taken by them during the previous year.

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Unequal Voting Rights

SSgA FM will not support proposals authorizing the creation of new classes of common stock with superior voting rights and will vote against new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights. In addition, SSgA FM will not support capitalization changes that add “blank check” classes of stock (i.e. classes of stock with undefined voting rights) or classes that dilute the voting interests of existing shareholders.

However, SSgA FM will support capitalization changes that eliminate other classes of stock and/or unequal voting rights.

MERGERS AND ACQUISITIONS

Mergers and the reorganization structure of a company often involve proposals relating to reincorporation, restructurings, mergers, liquidations, and other major changes to the corporation. Proposals that are in the best interests of the shareholders, demonstrated by enhancing share value or improving the effectiveness of the company’s operations, will be supported. In general, provisions that are not viewed as economically sound or are thought to be destructive to shareholders’ rights are not supported.

SSgA FM will generally support transactions that maximize shareholder value. Some of the considerations include, but are not limited to the following:

—	Offer premium;
—	Strategic rationale;
—	Board oversight of the process for the recommended transaction, including, director and/or management conflicts of interest;
—	Offers made at a premium and where there are no other higher bidders; and
—	Offers in which the secondary market price is substantially lower than the net asset value.

SSgA FM may vote against a transaction considering the following:

—	Offers with potentially damaging consequences for minority shareholders because of illiquid stock, especially in some non-US markets;
—	Offers where we believe there is a reasonable prospect for an enhanced bid or other bidders; and
—	At the time of voting, the current market price of the security exceeds the bid price.

ANTI–TAKEOVER ISSUES

Typically, proposals relating to requests by management to amend the certificate of incorporation or bylaws to add or delete a provision are deemed to have an antitakeover effect. The majority of these proposals deal with management’s attempt to add some provision that makes a hostile takeover more difficult or will protect incumbent management in the event of a change in control of the company.

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Proposals that reduce shareholders’ rights or have the effect of entrenching incumbent management will not be supported. Proposals that enhance the right of shareholders to make their own choices as to the desirability of a merger or other proposal are supported.

Shareholder Rights Plans

SSgA FM will support mandates requiring shareholder approval of a shareholder rights plans (“poison pill”) and repeals of various anti-takeover related provisions.

In general, SSgA FM will vote against the adoption or renewal of a US issuer’s shareholder rights plan (“poison pill”).

SSgA FM will vote for an amendment to a shareholder rights plan (“poison pill”) where the terms of the new plans are more favorable to shareholders’ ability to accept unsolicited offers (i.e. if one of the following conditions are met: (i) minimum trigger, flip-in or flip-over of 20%, (ii) maximum term of three years, (iii) no “dead hand,” “slow hand,” “no hand” or similar feature that limits the ability of a future board to redeem the pill, and (iv) inclusion of a shareholder redemption feature (qualifying offer clause), permitting ten percent of the shares to call a special meeting or seek a written consent to vote on rescinding the pill if the board refuses to redeem the pill 90 days after a qualifying offer is announced).

Special Meetings

SSgA FM will vote for shareholder proposals related to special meetings at companies that do not provide shareholders the right to call for a special meeting in their by-laws if:

—	The company also does not allow shareholders to act by written consent; or
—	The company allows shareholders to act by written consent but the ownership threshold for acting by written consent is set above 25% of outstanding shares.

SSgA FM will vote for shareholder proposals related to special meetings at companies that give shareholders (with a minimum 10% ownership threshold) the right to call for a special meeting in their by-laws if:

—	The current ownership threshold to call for a special meeting is above 25% of outstanding shares.

SSgA FM will vote for management proposals related to special meetings.

Written Consent

SSgA FM will vote for shareholder proposals on written consent at companies if:

—	The company does not have provisions in their by-laws giving shareholders the right to call for a special meeting; or

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—	The company allows shareholders the right to call for a special meeting but the current ownership threshold to call for a special meeting is above 25% of outstanding shares; and
—	The company has a poor governance profile.

SSgA FM will vote management proposals on written consent on a case-by-case basis.

Super–Majority

SSgA FM will generally vote against amendments to by-laws requiring super-majority shareholder votes to pass or repeal certain provisions. SSgA FM will vote for the reduction or elimination of super-majority vote requirements, unless management of the issuer was concurrently seeking to or had previously made such a reduction or elimination.

REMUNERATION ISSUES

Despite the differences among the types of plans and the awards possible there is a simple underlying philosophy that guides the analysis of all compensation plans; namely, are the terms of the plan designed to provide an incentive for executives and/or employees to align their interests with those of the shareholders and thus work toward enhancing shareholder value. Plans which benefit participants only when the shareholders also benefit are those most likely to be supported.

Advisory Vote on Executive Compensation and Frequency

SSgA FM believes executive compensation plays a critical role in aligning executives interest with shareholder’s, attracting, retaining and incentifying key talent, and ensuring positive correlation between the performance achieved by management and the benefits derived by shareholders. SSgA FM supports management proposals on executive compensation where there is a strong relationship between executive pay and performance over a five-year period. SSgA FM seeks adequate disclosure of different compensation elements, absolute and relative pay levels, peer selection and benchmarking, the mix of long term and short term incentives, alignment of pay structures with shareholder interests as well as with corporate strategy and performance. Further, shareholders should have the opportunity to assess whether pay structures and levels are aligned with business performance on an annual basis.

Employee Equity Award Plans

SSgA FM considers numerous criteria when examining equity award proposals. Generally, SSgA FM does not vote against plans for lack of performance or vesting criteria. Rather, the main criteria that will result in a vote against an equity award plan are:

Excessive voting power dilution: To assess the dilutive effect, we divide the number of shares required to fully fund the proposed plan, the number of authorized but unissued shares and the issued but unexercised shares by the fully diluted share count. SSgA FM reviews that number in light of certain factors, including the industry of the issuer.

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Other criteria include the following:

—	Number of participants or eligible employees;
—	The variety of awards possible;
—	The period of time covered by the plan.

There are numerous factors that we view as negative, and together, may result in a vote against a proposal:

—	Grants to individuals or very small groups of participants;
—	“Gun-jumping” grants which anticipate shareholder approval of a plan or amendment;
—	The power of the board to exchange “underwater” options without shareholder approval; this pertains to the ability of a company to reprice options, not the actual act of repricing described below;
—	Below market rate loans to officers to exercise their options;
—	The ability to grant options at less than fair market value;
—	Acceleration of vesting automatically upon a change in control; and
—	Excessive compensation (i.e. compensation plans which are deemed by SSgA FM to be overly dilutive).

Historical option grants: Excessive historical option grants over the past three years. Plans that provide for historical grant patterns of greater than eight to twelve percent are generally not supported.

Repricing: SSgA FM will vote against any plan where repricing is expressly permitted. If a company has a history of repricing underwater options, the plan will not be supported.

Share Repurchases: If a company makes a clear connection between a share repurchase program and its intent to offset dilution created from option plans and the company fully discloses the amount of shares being repurchased, the voting dilution calculation may be adjusted to account for the impact of the buy back.

Companies who do not (i) clearly state the intentions of any proposed share buy-back plan or (ii) disclose a definitive number of the shares to be bought back and, (iii) disclose the time frame during which the shares will be bought back, will not have any such repurchase plan factored into the dilution calculation.

162(m) Plan Amendments: If a plan would not normally meet SSgA FM criteria described above, but is primarily being amended to add specific performance criteria to be used with awards designed to qualify for performance-based exception from the tax deductibility limitations of Section 162(m) of the Internal Revenue Code, then SSgA FM will support the proposal to amend the plan.

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Employee Stock Option Plans

SSgA FM generally votes for stock purchase plans with an exercise price of not less than 85% of fair market value. However, SSgA FM takes market practice into consideration.

Compensation Related Items

SSgA FM will generally support the following proposals:

—	Expansions to reporting of financial or compensation-related information, within reason; and
—	Proposals requiring the disclosure of executive retirement benefits if the issuer does not have an independent compensation committee.

SSgA FM will generally vote against the following proposals:

—	Retirement bonuses for non-executive directors and auditors.

MISCELLANEOUS/ROUTINE ITEMS

SSgA FM generally supports the following miscellaneous/routine governance items:

—	Reimbursement of all appropriate proxy solicitation expenses associated with the election when voting in conjunction with support of a dissident slate;
—	Opting out of business combination provision;
—	Proposals that remove restrictions on the right of shareholders to act independently of management;
—	Liquidation of the company if the company will file for bankruptcy if the proposal is not approved;
—	Shareholder proposals to put option repricings to a shareholder vote;
—	General updating of or corrective amendments to charter and by-laws not otherwise specifically addressed herein, unless such amendments would reasonably be expected to diminish shareholder rights (e.g. extension of directors’ term limits, amending shareholder vote requirement to amend the charter documents, insufficient information provided as to the reason behind the amendment);
—	Change in corporation name;
—	Mandates that amendments to bylaws or charters have shareholder approval;
—	Management proposals to change the date, time, and/or location of the annual meeting unless the proposed change is unreasonable;
—	Repeals, prohibitions or adoption of anti-greenmail provisions;
—	Management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced and proposals to implement a reverse stock split to avoid delisting; and
—	Exclusive forum provisions.

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SSgA FM generally does not support the following miscellaneous/ routine governance items:

—	Proposals asking companies to adopt full tenure holding periods for their executives;
—	Reincorporation to a location that we believe has more negative attributes than its current location of incorporation;
—	Shareholder proposals to change the date, time, and/or location of the annual meeting unless the current scheduling or location is unreasonable;
—	Proposals to approve other business when it appears as voting item;
—	Proposals giving the board exclusive authority to amend the bylaws; and
—	Proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.

ENVIRONMENTAL AND SOCIAL ISSUES

As a fiduciary, we consider the financial and economic implications of environmental and social issues first and foremost. Environmental and social factors not only can have an impact on the reputation of companies; they may also represent significant operational risks and costs to business.

Well-developed environmental and social management systems can also generate efficiencies and enhance productivity, both of which impact shareholder value in the long-term.

SSgA FM encourages companies to be transparent about the environmental and social risks and opportunities they face and adopt robust policies and processes to manage such issues. In our view, companies that manage all risks and consider opportunities related to environmental and social issues are able to adapt faster to changes and appear to be better placed to achieve sustainable competitive advantage in the long-term. Similarly, Companies with good risk management systems, which include environmental and social policies, have a stronger position relative to their peers to manage risk and change, which could result anything from regulation and litigation, physical threats (severe weather, climate change), economic trends as well as shifts in consumer behavior.

In their public reporting, we expect companies to disclose information on relevant management tools, material environmental and social performance metrics and support efforts by companies to try to demonstrate how sustainability fits into operations and business activities. SSgA FM’s team of analysts evaluates these risks on an issuer by issuer basis; understanding that environmental and social risks can vary widely depending on company industry, its operations, and geographic footprint.

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EXHIBIT N

T. ROWE PRICE ASSOCIATES, INC.

T. ROWE PRICE INTERNATIONAL LTD

T. ROWE PRICE (CANADA), INC

T. ROWE PRICE HONG KONG LIMITED

T. ROWE PRICE SINGAPORE PRIVATE LTD.

PROXY VOTING POLICIES AND PROCEDURES

RESPONSIBILITY TO VOTE PROXIES

T. Rowe Price Associates, Inc., T. Rowe Price International Ltd, T. Rowe Price (Canada), Inc., T. Rowe Price Hong Kong Limited, and T. Rowe Price Singapore Private Ltd. (“T. Rowe Price”) recognize and adhere to the principle that one of the privileges of owning stock in a company is the right to vote in the election of the company’s directors and on matters affecting certain important aspects of the company’s structure and operations that are submitted to shareholder vote. As an investment adviser with a fiduciary responsibility to its clients, T. Rowe Price analyzes the proxy statements of issuers whose stock is owned by the U.S.-registered investment companies which it sponsors and serves as investment adviser (“T. Rowe Price Funds”) and by common trust funds, offshore funds, institutional and private counsel clients who have requested that T. Rowe Price be involved in the proxy process. T. Rowe Price has assumed the responsibility for voting proxies on behalf of the T. Rowe Price Funds and certain counsel clients who have delegated such responsibility to T. Rowe Price. In addition, T. Rowe Price makes recommendations regarding proxy voting to counsel clients who have not delegated the voting responsibility but who have requested voting advice. T. Rowe Price reserves the right to decline to vote proxies in accordance with client-specific voting guidelines.

T. Rowe Price has adopted these Proxy Voting Policies and Procedures (“Policies and Procedures”) for the purpose of establishing formal policies and procedures for performing and documenting its fiduciary duty with regard to the voting of client proxies. This document is updated annually.

Fiduciary Considerations. It is the policy of T. Rowe Price that decisions with respect to proxy issues will be made in light of the anticipated impact of the issue on the desirability of investing in the portfolio company from the viewpoint of the particular client or Price Fund. Proxies are voted solely in the interests of the client, Price Fund shareholders or, where employee benefit plan assets are involved, in the interests of plan participants and beneficiaries. Our intent has always been to vote proxies, where possible to do so, in a manner consistent with our fiduciary obligations and responsibilities. Practicalities and costs involved with international investing may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance.

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Other Considerations. One of the primary factors T. Rowe Price considers when determining the desirability of investing in a particular company is the quality and depth of its management. We recognize that a company’s management is entrusted with the day-to-day operations of the company, as well as its long-term direction and strategic planning, subject to the oversight of the company’s board of directors. Accordingly, our proxy voting guidelines are not intended to substitute our judgment for management’s with respect to the company’s day-to-day operations. Rather, our voting guidelines are designed to promote accountability of a company’s management and board of directors to its shareholders; to align the interests of management with those of shareholders; and to encourage companies to adopt best practices in terms of their corporate governance. In addition to our voting guidelines, we rely on a company’s disclosures, its board’s recommendations, a company’s track record, country-specific best practices codes, our research providers and, most importantly, our investment professionals’ views, in making voting decisions.

ADMINISTRATION OF POLICIES AND PROCEDURES

Proxy Committee. T. Rowe Price’s Proxy Committee (“Proxy Committee”) is responsible for establishing positions with respect to corporate governance and other proxy issues, including those involving corporate social responsibility issues. Certain delegated members of the Proxy Committee also review questions and respond to inquiries from clients and mutual fund shareholders pertaining to proxy issues. While the Proxy Committee sets voting guidelines and serves as a resource for T. Rowe Price portfolio management, it does not have proxy voting authority for any Price Fund or counsel client. Rather, this responsibility is held by the Chairperson of the Fund’s Investment Advisory Committee or counsel client’s portfolio manager.

Global Proxy Services Group. The Global Proxy Services Group is responsible for administering the proxy voting process as set forth in the Policies and Procedures.

Proxy Administrator. The Global Proxy Services Group will assign a Proxy Administrator who will be responsible for ensuring that all meeting notices are reviewed and important proxy matters are communicated to the portfolio managers for consideration.

Global Corporate Governance Analyst. Our Global Corporate Governance Analyst is responsible for reviewing the proxy agendas for all upcoming meetings and making company-specific recommendations to our global industry analysts and portfolio managers with regard to the voting decisions in their portfolios.

HOW PROXIES ARE REVIEWED, PROCESSED AND VOTED

In order to facilitate the proxy voting process, T. Rowe Price has retained ISS as an expert in the proxy voting and corporate governance area. ISS specializes in providing a variety of fiduciary-level proxy advisory and voting services. These services include voting recommendations as well as vote execution, reporting, auditing and consulting assistance for the handling of proxy voting responsibility. In order to reflect T. Rowe Price’s issue-by-issue

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voting guidelines as approved each year by the Proxy Committee, ISS maintains and implements a custom voting policy for the Price Funds and other client accounts.

Meeting Notification

T. Rowe Price utilizes ISS’s voting agent services to notify us of upcoming shareholder meetings for portfolio companies held in client accounts and to transmit votes to the various custodian banks of our clients. ISS tracks and reconciles T. Rowe Price holdings against incoming proxy ballots. If ballots do not arrive on time, ISS procures them from the appropriate custodian or proxy distribution agent. Meeting and record date information is updated daily, and transmitted to T. Rowe Price through Proxy Exchange, ISS’s web-based application.

Vote Determination

Each day, ISS delivers into T. Rowe Price’s proprietary proxy research platform a comprehensive summary of upcoming meetings, proxy proposals, publications discussing key proxy voting issues, and custom vote recommendations to assist us with proxy research and processing. The final authority and responsibility for proxy voting decisions remains with T. Rowe Price. Decisions with respect to proxy matters are made primarily in light of the anticipated impact of the issue on the desirability of investing in the company from the perspective of our clients.

Portfolio managers may decide to vote their proxies consistent with T. Rowe Price’s policies as set by the Proxy Committee and instruct our Proxy Administrator to vote all proxies accordingly. Alternatively, portfolio managers may request to review the vote recommendations and sign off on all proxies before the votes are cast, or they may choose only to sign off on those votes cast against management. The portfolio managers are also given the option of reviewing and determining the votes on all proxies without utilizing the vote guidelines of the Proxy Committee. In all cases, the portfolio managers may elect to receive current reports summarizing all proxy votes in their client accounts. Portfolio managers who vote their proxies inconsistent with T. Rowe Price guidelines are required to document the rationale for their votes. The Proxy Administrator is responsible for maintaining this documentation and assuring that it adequately reflects the basis for any vote which is cast contrary to T. Rowe Price guidelines.

T. Rowe Price Voting Policies

Specific voting guidelines have been adopted by the Proxy Committee for all regularly occurring categories of management and shareholder proposals. A detailed set of voting guidelines is available on the T. Rowe Price web site, www.troweprice.com. The following is a summary of our guidelines on the most significant proxy voting topics:

Election of Directors – For U.S. companies, T. Rowe Price generally supports slates with a majority of independent directors. However, T. Rowe Price may vote against outside

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directors who do not meet our criteria relating to their independence, particularly when they serve on key board committees, such as compensation and nominating committees, for which we believe that all directors should be independent. Outside the U.S., we expect companies to adhere to the minimum independence standard established by regional corporate governance codes. At a minimum, however, we believe boards in all regions should include a blend of executive and non-executive members, and we are likely to vote against senior executives at companies without any independent directors. We also vote against directors who are unable to dedicate sufficient time to their board duties due to their commitments to other boards. We may vote against certain directors who have served on company boards where we believe there has been a gross failure in governance or oversight. Additionally, we may vote against compensation committee members who approve excessive executive compensation or severance arrangements. We support efforts to elect all board members annually because boards with staggered terms lessen directors’ accountability to shareholders and act as deterrents to takeover proposals. To strengthen boards’ accountability, T. Rowe Price supports proposals calling for a majority vote threshold for the election of directors and we may withhold votes from an entire board if they fail to implement shareholder proposals that receive majority support.

Anti-takeover, Capital Structure and Corporate Governance Issues – T. Rowe Price generally opposes anti-takeover measures since they adversely impact shareholder rights and limit the ability of shareholders to act on potential value-enhancing transactions. Such anti-takeover mechanisms include classified boards, supermajority voting requirements, dual share classes, and poison pills. When voting on capital structure proposals, T. Rowe Price will consider the dilutive impact to shareholders and the effect on shareholder rights. We may support shareholder proposals that call for the separation of the Chairman and CEO positions if we determine that insufficient governance safeguards are in place at the company.

Executive Compensation Issues – T. Rowe Price’s goal is to assure that a company’s equity-based compensation plan is aligned with shareholders’ long-term interests. We evaluate plans on a case-by-case basis, using a proprietary, scorecard-based approach that employs a number of factors, including dilution to shareholders, problematic plan features, burn rate, and the equity compensation mix. Plans that are constructed to effectively and fairly align executives’ and shareholders’ incentives generally earn our approval. Conversely, we oppose compensation packages that provide what we view as excessive awards to few senior executives, contain the potential for excessive dilution relative to the company’s peers, or rely on an inappropriate mix of options and full-value awards. We also may oppose equity plans at any company where we deem the overall compensation practices to be problematic. We generally oppose efforts to reprice options in the event of a decline in value of the underlying stock unless such plans appropriately balance shareholder and employee interests. For companies with particularly egregious pay practices such as excessive severance packages, executives with outsized pledged/hedged stock positions, executive perks, and bonuses that are not adequately linked to performance, we may vote against compensation committee members. We analyze management proposals requesting ratification of a company’s executive compensation practices (“Say-on-Pay” proposals) on a case-by-case basis, using a proprietary scorecard-based approach that assesses the long-term linkage between executive

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compensation and company performance as well as the presence of objectionable structural features in compensation plans. With respect to the frequency in which companies should seek advisory votes on compensation, we believe shareholders should be offered the opportunity to vote annually. Finally, we may withhold votes from compensation committee members or even the entire board if we have cast votes against a company’s “Say-on-Pay” vote in consecutive years.

Mergers and Acquisitions – T. Rowe Price considers takeover offers, mergers, and other extraordinary corporate transactions on a case-by-case basis to determine if they are beneficial to shareholders’ current and future earnings stream and to ensure that our Price Funds and clients are receiving fair consideration for their securities. We generally oppose proposals for the ratification of executive severance packages (“Say on Golden Parachute” proposals) in conjunction with merger transactions because we believe these arrangements are, by and large, unnecessary, and they reduce the alignment of executives’ incentives with shareholders’ interests.

Corporate Social Responsibility Issues – Vote recommendations for corporate responsibility issues are generated by the Global Corporate Governance Analyst using ISS’s proxy research and company reports. T. Rowe Price generally votes with a company’s management on social, environmental and corporate responsibility issues unless the issue has substantial investment implications for the company’s business or operations which have not been adequately addressed by management. T. Rowe Price supports well-targeted shareholder proposals on environmental and other public policy issues that are particularly relevant to a company’s businesses.

Global Portfolio Companies – ISS applies a two-tier approach to determining and applying global proxy voting policies. The first tier establishes baseline policy guidelines for the most fundamental issues, which span the corporate governance spectrum without regard to a company’s domicile. The second tier takes into account various idiosyncrasies of different countries, making allowances for standard market practices, as long as they do not violate the fundamental goals of good corporate governance. The goal is to enhance shareholder value through effective use of the shareholder franchise, recognizing that application of policies developed for U.S. corporate governance issues are not appropriate for all markets. The Proxy Committee has reviewed ISS’s general global policies and has developed international proxy voting guidelines which in most instances are consistent with ISS recommendations.

Fixed Income, Index and Passively Managed Accounts – Proxy voting for fixed income, index and other passively-managed portfolios is administered by the Proxy Services Group using T. Rowe Price’s policies as set by the Proxy Committee. If a portfolio company is held in both an actively managed account and an index account, the index account will default to the vote as determined by the actively managed proxy voting process. In addition, fixed income accounts will generally follow the proxy vote determinations on security holdings held by our equity accounts unless the matter is specific to a particular fixed income security (i.e., consents, restructurings, reorganization proposals).

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Divided Votes – In situations where a decision is made which is contrary to the policies established by the Proxy Committee, or differs from the vote for any other client or T. Rowe Price Fund, the Proxy Services Group advises the portfolio managers involved of the divided vote. The persons representing opposing views may wish to confer to discuss their positions. In such instances, it is the normal practice for the portfolio manager to document the reasons for the vote if it is against T. Rowe Price policy. The Proxy Administrator is responsible for assuring that adequate documentation is maintained to reflect the basis for any vote which is cast in opposition to T. Rowe Price policy.

Shareblocking – Shareblocking is the practice in certain foreign countries of “freezing” shares for trading purposes in order to vote proxies relating to those shares. In markets where shareblocking applies, the custodian or sub-custodian automatically freezes shares prior to a shareholder meeting once a proxy has been voted. Shareblocking typically takes place between one and fifteen (15) days before the shareholder meeting, depending on the market. In markets where shareblocking applies, there is a potential for a pending trade to fail if trade settlement takes place during the blocking period. T. Rowe Price’s policy is generally to abstain from voting shares in shareblocking countries unless the matter has compelling economic consequences that outweigh the loss of liquidity in the blocked shares.

Securities on Loan – The T. Rowe Price Funds and our institutional clients may participate in securities lending programs to generate income. Generally, the voting rights pass with the securities on loan; however, lending agreements give the lender the right to terminate the loan and pull back the loaned shares provided sufficient notice is given to the custodian bank in advance of the voting deadline. T. Rowe Price’s policy is generally not to vote securities on loan unless the portfolio manager has knowledge of a material voting event that could affect the value of the loaned securities. In this event, the portfolio manager has the discretion to instruct the Proxy Administrator to pull back the loaned securities in order to cast a vote at an upcoming shareholder meeting.

Monitoring and Resolving Conflicts of Interest

The Proxy Committee is also responsible for monitoring and resolving potential conflicts between the interests of T. Rowe Price and those of its clients with respect to proxy voting. We have adopted safeguards to ensure that our proxy voting is not influenced by interests other than those of our fund shareholders. While membership on the Proxy Committee is diverse, it does not include individuals whose primary duties relate to client relationship management, marketing, or sales. Since T. Rowe Price’s voting guidelines are pre-determined by the Proxy Committee, application of the guidelines by fund portfolio managers to vote fund proxies should in most instances adequately address any potential conflicts of interest. However, the Proxy Committee conducts a post-vote review of all proxy votes that are inconsistent with the guidelines to determine whether the portfolio manager’s voting rationale appears reasonable. The Proxy Committee also assesses whether any business or other material relationships between T. Rowe Price and a portfolio company (unrelated to the ownership of the portfolio company’s securities) could have influenced an inconsistent vote on that company’s proxy. Issues raising potential conflicts of interest are referred to

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designated members of the Proxy Committee for immediate resolution prior to the time T. Rowe Price casts its vote. With respect to personal conflicts of interest, T. Rowe Price’s Code of Ethics and Conduct requires all employees to avoid placing themselves in a “compromising position” in which their interests may conflict with those of our clients and restrict their ability to engage in certain outside business activities. Portfolio managers or Proxy Committee members with a personal conflict of interest regarding a particular proxy vote must recuse themselves and not participate in the voting decisions with respect to that proxy.

Specific Conflict of Interest Situations – Voting of T. Rowe Price Group, Inc. common stock (sym: TROW) by certain T. Rowe Price Index Funds will be done in all instances in accordance with T. Rowe Price policy, and votes inconsistent with policy will not be permitted. In addition, T. Rowe Price has voting authority for proxies of the holdings of certain T. Rowe Price funds that invest in other T. Rowe Price funds. In cases where the underlying fund of an investing T. Rowe Price fund, including a fund-of-funds, holds a proxy vote, T. Rowe Price will mirror vote the fund shares held by the upper-tier fund in the same proportion as the votes cast by the shareholders of the underlying funds (other than the TRP Reserve Investment Funds).

REPORTING AND RECORD RETENTION

Vote Summary Reports will be generated for each client that requests T. Rowe Price to furnish proxy voting records. The report specifies the portfolio companies, meeting dates, proxy proposals, and votes which have been cast for the client during the period and the position taken with respect to each issue. Reports normally cover quarterly or annual periods and are provided to clients upon request.

T. Rowe Price retains proxy solicitation materials, memoranda regarding votes cast in opposition to the position of a company’s management, and documentation on shares voted differently. In addition, any document which is material to a proxy voting decision such as the T. Rowe Price voting guidelines, Proxy Committee meeting materials, and other internal research relating to voting decisions will be kept. All proxy voting materials and supporting documentation are retained for six years (except for proxy statements available on the SEC’s EDGAR database).

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EXHIBIT O

Vontobel Asset Management, Inc.

Vontobel Proxy Voting Policies and Procedures

The following is an excerpt from our compliance manual.

4.3.7 Proxy Voting Policies and Procedures

VAMUS recognizes that the act of managing assets of clients consisting of common stock includes the voting of proxies related to the stock. Where a client has delegated the power to vote portfolio securities in his or her account, VAMUS will vote the proxies in a manner that is in the best interests of the client. In order to fulfill this responsibility, VAMUS has implemented the following Proxy Voting Policies and Procedures.

4.3.7.1 Proxy Voting

The CCO or designee shall identify those client portfolios for which VAMUS is responsible for voting proxies by reviewing the client’s Investment Management Agreement. He or she will also review the client’s file to determine whether there are any separate agreements authorizing VAMUS to vote the client’s proxies.

Unless the power to vote proxies for a client is reserved to that client (or in the case of an employee benefit plan, the plan’s trustee or other fiduciaries), VAMUS is responsible for voting the proxies related to that portfolio.

The CCO or designee shall maintain a list of those clients for which VAMUS exercises proxy voting authority and those clients for which VAMUS does not have such authority.

4.3.7.2 Retaining Third Party Proxy Advisory Firms

VAMUS has retained a third-party company (“Third-Party Proxy Advisory Firm”) (i) to provide research or other assistance with voting client proxies; and/or (ii) to vote client proxies outright only after VAMUS:

—	Obtains and reviews the proxy voting policies and procedures of the Third-Party Proxy Advisory Firm (or summaries of such policies and procedures), and finds them acceptable and in the best interests of its clients;
—	Determines that the Third-Party Proxy Advisory Firm has the capacity and competency to analyze proxy issues;
—	Obtains sufficient information from the Third-Party Proxy Advisory Firm initially and on an ongoing basis to conclude that the Third-Party Proxy Advisory Firm is independent and can make recommendations in an impartial manner;
—	Requires the Third-Party Proxy Advisory Firm to disclose any relevant facts concerning its relationships, if any, with issuers of publicly traded securities that are the subject of the proxy (e.g., the amount of compensation the Third-Party Proxy Advisory Firm receives from such issuers);

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—	Obtains representations from the Third-Party Proxy Advisory Firm that it faced no conflict of interests with respect to recommendations or votes, and that it will promptly inform VAMUS if there is a conflict of interests (in the manner described below); and,
—	Obtains representations from the Third-Party Proxy Advisory Firm that no member of its staff providing services to issuers of publicly traded companies plays a role in the preparation of its analyses or vote on proxy issues.

4.3.7.3 Proxy Voting Guidelines and Retention of Third Party Proxy Advisory Firm VAMUS has elected to delegate the power to vote proxies related to client accounts to a Third Party Proxy Advisory Firm only (i) at the direction of a client; or (ii) if it has disclosed such delegation to the client in its investment advisory agreement with the client or otherwise. Having made this delegation, VAMUS shall ensure that:

—	Proxies and ballots are delivered directly to Third Party Proxy Advisory Firm whenever feasible;
—	Any proxies or ballots received by VAMUS are forwarded to Third Party Proxy Advisory Firm;
—	the Third Party Proxy Advisory Firm represents that prior to voting, it will verify whether its voting power is subject to any limitations or guidelines issued by the client (or in the case of an employee benefit plan, the plan’s trustee or other fiduciaries);
—	the Third Party Proxy Advisory Firm represents that prior to voting it will verify whether an actual or potential conflict of interest with VAMUS or the Third Party Proxy Advisory Firm exists in connection with the subject proposal(s) to be voted upon. The determination regarding the presence or absence of any actual or potential conflict of interest shall be adequately documented by Third Party Proxy Advisory Firm (i.e., comparing the apparent parties affected by the proxy proposal being voted upon against the internal list of interested persons and the Third Party Proxy Advisory Firm and, for any matches found, describing the process taken to determine the anticipated magnitude and possible probability of any conflict of interest being present), which shall be reviewed and signed off on by the Third Party Proxy Advisory Firm’s direct supervisor;
—	If an actual or potential conflict is found to exist, VAMUS shall arrange for the Third Party Proxy Advisory Firm to provide written notification of the conflict (the “Conflict Notice”) to the client or the client’s designee (or in the case of an employee benefit plan, the plan’s trustee or other fiduciary) in sufficient detail and with sufficient time to reasonably inform the client (or in the case of an employee benefit plan, the plan’s trustee or other fiduciary) of the actual or potential conflict involved.

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Specifically, the Conflict Notice will:

—	Describe the proposal to be voted upon;
—	Disclose the actual or potential conflict of interest involved;
—	Contain the vote recommendation (with a summary of material factors supporting the recommended vote); and
—	Either request the client’s consent to the vote recommendation or request the client to vote the proxy directly or through another designee of the client;

—	The Third Party Proxy Advisory Firm will promptly vote proxies received in a manner consistent with the Proxy Voting Policies and Procedures that it has provided to VAMUS and guidelines (if any) issued by client (or in the case of an employee benefit plan, the plan’s trustee or other fiduciaries if such guidelines are consistent with ERISA);
—	In accordance with SEC Rule 204-2(c)(2), as amended, Third Party Proxy Advisory Firm shall retain in the required proxy voting related documents for the respective clients;
—	The Third Party Proxy Advisory Firm will provide reports to VAMUS containing records of votes cast and other relevant information; and
—	Periodically, but no less than annually, the CCO will:
—	Verify that proxies for the securities held in the client’s account have been received and voted in a manner consistent with the Proxy Voting Policies and Procedures of the Third Party Proxy Advisory Firm and the guidelines (if any) issued by the client (or in the case of an employee benefit plan, the plan’s trustee or other fiduciaries);
—	Review the files to verify that records of the voting of the proxies have been properly maintained; and
—	Provide a written report for each client that requests such a report reflecting the manner in which the client’s proxies have been voted.
—	VAMUS shall, in its Form ADV (a copy of which shall be distributed annually to each client), describe its proxy voting process, and explain how clients can obtain information from VAMUS regarding how their securities were voted.

4.3.7.4 Proxy Voting and Conflicts of Interest

In most cases, client proxies will be voted in strict accordance with the recommendation of the Third Party Proxy Advisory Firm, thereby eliminating the possibility that conflict of interest could arise between a client and VAMUS. Nonetheless, VAMUS reserves the right to change the recommended vote of the Third Party Proxy Advisory Firm when a majority of the group comprised of the President, CCO and the Portfolio Manager(s) responsible for the particular

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security (the “Proxy Voting Group”) disagree with a recommendation or the firm is otherwise advised by the client in writing. In those instances, a memo will be written to document the research presented, discussion points and final decision regarding the vote. The CCO shall be responsible for ensuring that such documentation is prepared and maintained by the firm.

In no event shall the Proxy Voting Group take any action to countermand or affect a voting recommendation or decision by the Third Party Proxy Advisory Firm if a conflict of interest exists between the firm and a client on a particular matter. (Such conflicts can arise, for example, when a particular proxy vote pits the interests of VAMUS against those of a client, such as where the issue of fees to VAMUS is involved. Conflicts of interest can arise in many other ways as well.) Whenever the Proxy Voting Group detects an actual or potential material conflict between the interests of a client, on the one hand, and the firm’s interests or the interests of a person affiliated with the firm on the other, the Group will review the conflict or potential conflict to determine whether a conflict in fact exists and what to do about the identified conflict. Where a conflict has been identified, VAMUS will use one of the following methods to resolve such conflicts, provided such method results in a decision to vote the proxies that is based on the clients’ best interest and is not the product of the conflict:

1.	provide the client with sufficient information regarding the shareholder vote and VAMUS’ potential conflict to the client and obtain the client’s consent before voting;
2.	vote securities based on a pre-determined voting policy set forth herein;
3.	vote client securities based upon the original recommendation of the Third Party Proxy Advisory Firm; or
4.	request the client to engage another party to determine how the proxies should be voted.

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Whenever a conflict of interest is considered and resolved, the CCO writes a memo to document the research presented, discussion points and final decision regarding the vote. The CCO shall maintain proper documentation of the meeting and be responsible ensuring that such documentation is prepared and maintained by the firm.

Vontobel Asset Management, Inc.

1540 Broadway, 38th Floor

New York, NY 10036

Telephone: (212) 415-7000

www.vusa.com

High Quality Growth at Sensible Prices

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EXHIBIT P

Wells Capital Management	Policies and Procedures

Subject: Proxy Voting Policies and Procedures	Date Issued: May 2013
Date Last Revised: March 2011
Compliance Liaison: Mai Shiver/Margie D’Almeida	Business Administrator: Jennifer Vraney

I.       Introduction:

As a fiduciary, Wells Capital Management (“WellsCap”) is obligated to vote proxies in the best interests of its clients. WellsCap has developed a structure that is designed to ensure that proxy voting is conducted in an appropriate manner, consistent with the clients’ best interest and within the framework of this Proxy Voting Policy and Procedures (“Policy”). WellsCap has adopted this Policy in order to satisfy its fiduciary obligation. It is intended that this Policy also satisfies the requirements of Rule 206(4)-6 under the Investment Advisers Act of 940, as amended (the “Advisers’ Act”).

WellsCap manages assets for a variety of clients: Taft-Hartley plans, governmental plans, foundations and endowments, corporations, and investment companies and other collective investment vehicles. Unless the client specifically reserves the right to vote their own proxies, WellsCap will vote proxies with a goal of maximizing shareholder value as a long-term investor and consistent with the governing laws and investment policies of each portfolio. While securities are not purchased to exercise control or to seek to effect corporate change through share ownership, WellsCap supports sound corporate governance practices within companies in which they invest.

II.       Voting

Philosophy:

When WellsCap accepts delegation from its clients to vote proxies, it does not delegate that authority to any other person or entity, but retains complete authority for voting all proxies on behalf of its clients. Not all clients delegate proxy-voting authority to WellsCap, however, and WellsCap will not vote proxies, or provide advice to clients on how to vote proxies in the absence of specific delegation of authority, a pre-existing contractual agreement, or an obligation under the applicable law. For example, securities that are held in an investment advisory account for which WellsCap exercises no investment discretion are not voted by WellsCap. Also, WellsCap may not exercise discretion over shares that the client has committed to a stock loan program, which passes voting rights to the party with possession of the shares. From time to time, WellsCap may participate with a dissident group to vote proxies. In such case, WellsCap’s appointment of an agent for limited purposes will not be deemed a delegation of authority under this Policy. WellsCap relies on a third party to provide research, administration, and executing votes based on their published guidelines. Notwithstanding, WellsCap retains final authority and fiduciary responsibility for proxy voting.

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Responsibilities

1.	Proxy Administrator: WellsCap’s proxy voting process is administered by its Operations Department (“Proxy Administrator”), who reports to WellsCap’s Chief Operations Officer. The Proxy Administrator is responsible for administering and overseeing the proxy voting process to ensure the implementation of the Procedures. The Proxy Administrator monitors third party voting of proxies to ensure it is being done in a timely and responsible manner. The Proxy Administrator in conjunction with the Proxy Committee reviews the continuing appropriateness of the Procedures set forth herein, recommends revisions as necessary and provides an annual update on the proxy voting process.

2.	The Proxy Committee: The Proxy Committee is chaired by the Head of Equity Investments. The Committee members are selected from portfolio management groups and include investment risk personnel. Members of the Committee are subject to change upon approval from the Committee Chair.

3.	WellsCap Legal/Compliance Department provides oversight and guidance to the Committee as necessary.

4.	Third Parties: To assist in its proxy-voting responsibilities, WellsCap subscribes to research and other proxy-administration services. Currently, WellsCap has contracted with Institutional Shareholder Services (ISS) a provider of proxy-voting services, to provide the following services to WellsCap:

—	Independently analyze and make recommendations for proxy proposals in accordance with the relevant voting platform;
—	Receive all proxy information sent by custodians that hold securities of WellsCap’s Proxy Clients;
—	Posts proxy information on its password-protected website, including meeting dates, agendas, and ISS’s analysis;
—	Provides WellsCap with vote administration and execution, recordkeeping (proxy statements and votes), and reporting support services; and
—	Annual analysis and rationale for guideline amendments.

C.       Methodology

Except in instances where clients have retained voting authority, WellsCap will instruct custodians of client accounts to forward all proxy statements and materials received in respect of client accounts to ISS. The Proxy Administrator reviews this information regularly and communicates with representatives of ISS to ensure that all agendas are considered and proxies are voted on a timely basis.

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Voting Guidelines.  WellsCap, through its agent (ISS), votes proxies on different platforms subject to the client’s expressed goals. The two key platforms are: (i) the ISS’s Proxy Voting Guidelines, and (ii) ISS’S Taft Hartley Advisory Services platform, which researches recommendations made by the AFL-CIO. These Guidelines set forth how proxies will be voted on the issues specified.

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Depending upon the proposal and the platform, the guidelines may provide that proxies be voted “for” or “against” the proposal, or that the proposal should be considered on a case-by-case basis. The guideline may also be silent on a particular proposal, especially regarding foreign securities. ISS will vote proxies for or against as directed by the guidelines. Where the guidelines specify a “case by case” determination for a particular issue, ISS will evaluate the proxies based on thresholds established in the proxy guidelines relative to the platform. In addition, for proxies relating to issues not addressed in the guidelines, ISS will refer the vote to WellsCap. Finally, the Proxy Administrator shall have the authority to direct ISS to forward the proxy to him or her for a discretionary vote, in consultation with the Proxy Committee or the portfolio manager covering the subject security, if the Proxy Committee or the portfolio manager determines that a case-by-case review of such matter is warranted. Where a potential conflict of interest is identified (as described herein), WellsCap may not deviate from the Procedures unless it has a documented compelling purpose to do so.

2.	Voting Discretion. In all cases, the Proxy Administrator will exercise its voting discretion in accordance with the voting philosophy of the selected guideline. In cases where a proxy is forwarded by ISS to the Proxy Administrator, the Proxy Administrator may be assisted in its voting decision through receipt of: (i) independent research and voting recommendations provided by ISS, Portfolio Management or other independent sources; or (ii) information provided by company managements and shareholder groups. WellsCap believes that input from a portfolio manager or research analyst with knowledge of the issuer and its securities (collectively “Portfolio Manager”) is essential. Portfolio Management is, in WellsCap’s view, best able to evaluate the impact that the outcome on a particular proposal will have on the value of the issues shares. In the event that the Proxy Administrator is aware of a material conflict of interest involving Wells Fargo/WellsCap or any of its affiliates regarding a proxy that has been forwarded to him or her, the Proxy Administrator will, absent compelling circumstances, return the proxy to ISS to be voted in conformance with the voting guidelines of ISS.

Voting decisions made by the Proxy Administrator will be reported to ISS to ensure that the vote is registered in a timely manner.

3.	Securities on Loan. As a general matter, securities on loan will not be recalled to facilitate proxy voting (in which case the borrower of the security shall be entitled to vote the proxy).

4.	Share Blocking. Proxy voting in certain countries requires ‘share blocking’. Shareholders wishing to vote their proxies must deposit their shares with a designated depositary before the date of the meeting. Consequently, the shares may not be sold in the period preceding the proxy vote. Absent compelling reasons, WellsCap believes that the benefit derived from voting these shares is outweighed by the burden of limited trading. Therefore, if share blocking is required in certain markets, WellsCap will not participate and refrain from voting proxies for those clients impacted by share blocking.

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5.	Conflicts of Interest. WellsCap has obtained a copy of ISS policies, procedures and practices regarding potential conflicts of interest that could arise in ISS proxy voting services to WellsCap as a result of business conducted by ISS. WellsCap believes that potential conflicts of interest by ISS are minimized by these policies, procedures and practices. In addition, Wells Fargo and/or WellsCap may have a conflict of interest regarding a proxy to be voted upon if, for example, Wells Fargo and/or WellsCap or its affiliates have other relationships with the issuer of the proxy. WellsCap believes that, in most instances, any material conflicts of interest will be minimized through a strict and objective application by ISS of the voting guidelines. However, when the Proxy Administrator is aware of a material conflict of interest regarding a matter that would otherwise require a vote by WellsCap, the Proxy Administrator shall defer to ISS to vote in conformance with the voting guidelines of ISS. In addition, the Proxy Administrator will seek to avoid any undue influence as a result of any material conflict of interest that exists between the interest of a client and WellsCap or any of its affiliates. To this end, an independent fiduciary engaged by Wells Fargo will direct the Proxy Administrator on voting instructions for the Wells Fargo proxy.

6.	Regulatory Conflicts/Restrictions. When the Proxy Administrator is aware of regulatory conflicts or restrictions, the Proxy Administrator shall defer to ISS to vote in conformance with ISS’s voting guidelines to avoid any regulatory violations.

III.       Other Provisions

Guideline Review

The Proxy Committee meets at least annually to review this Policy and consider changes to it. Meetings may be convened more frequently (for example, to discuss a specific proxy agenda or proposal) as requested by the Manager of Proxy Administration, any member of the Proxy Committee, or WellsCap’s Chief Compliance Officer. A representative of WellsCap’s Compliance Department will be present (on a best efforts basis) at all Proxy Committee meetings, but will not vote on the proxies.

Record Retention

WellsCap will maintain the following records relating to the implementation of the Procedures:

¡	A copy of these proxy voting polices and procedures;
¡	Proxy statements received for client securities (which will be satisfied by relying on ISS);
¡	Records of votes cast on behalf of clients (which ISS maintains on behalf of WellsCap);
¡	Records of each written client request for proxy voting records and WellsCap’s written response to any client request (written or oral) for such records; and
¡	Any documents prepared by WellsCap or ISS that were material to making a proxy voting decision.

Such proxy voting books and records shall be maintained at an office of WellsCap in an easily accessible place for a period of five years.

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Disclosure of Policies and Procedures

WellsCap will disclose to its clients a summary description of its proxy voting policy and procedures via mail. A detail copy of the policy and procedures will be provided to clients upon request by calling 1-800-736-2316.

WellsCap will also provide proxy statements and any records as to how we voted proxies on behalf of client upon request. Clients may contact us at 1-800-736-2316 or by e-mail at riskmgt@wellsfargo.com to request a record of proxies voted on their behalf.

Except as otherwise required by law, WellsCap has a general policy of not disclosing to any issuer or third party how its client proxies are voted.

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Appendix A

Voting Members of WellsCap Proxy Committee

Jon Baranko-Director of Equity Investments

Jim Tringas- Equity Style Lead Manager

Bobby Chen- Investment Product Specialist

John Hockers- Director of Equity Risk Management, Investment Risk Management

Jennifer Vraney-Operations Manager

Consulting members of WellsCap Proxy Committee

Mai Shiver- Director of Business Risk Management

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PART C: OTHER INFORMATION

Item 28.	Exhibits

(a)(1)	Articles of Incorporation dated April 21, 1982 of Penn Series Funds, Inc. (the “Registrant”) is filed herewith.

(a)(2)	Articles of Amendment dated April 22, 2002 to the Articles of Incorporation dated April 1982 are incorporated herein by reference to Exhibit (a)(2) of Post-Effective Amendment No. 60 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the U.S. Securities and Exchange Commission (the “SEC”) SEC via EDGAR (Accession No. 0001104659-08-027994) on April 29, 2008.

(a)(3)	Articles of Amendment dated July 27, 2004 to the Articles of Incorporation dated April 1982 are incorporated herein by reference to Exhibit (a)(3) of Post-Effective Amendment No. 56 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0000950116-05-001497) on April 27, 2005.

(a)(4)	Articles Supplementary dated April 18, 2008 to the Articles of Incorporation dated April 1982 are incorporated herein by reference to Exhibit (a)(4) of Post-Effective Amendment No. 60 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001104659-08-027994) on April 29, 2008.

(a)(5)	Articles of Amendment dated August 18, 2008 to the Articles of Incorporation dated April 1982 are incorporated herein by reference to Exhibit (a)(5) of Post-Effective Amendment No. 61 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001104659-09-012547) on February 26, 2009.

(a)(6)	Articles of Amendment dated April 28, 2011 to the Articles of Incorporation dated April 1982 are incorporated herein by reference to Exhibit (a)(6) of Post-Effective Amendment No. 66 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-11-118957) on April 29, 2011.

(b)	By-Laws are incorporated herein by reference to Exhibit 2 of Post-Effective Amendment No. 44 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0000950109-97-001341) on February 14, 1997.

(c)	None (outstanding shares of common stock are recorded on the books and records of the Registrant - Certificates of stock are not issued).

(d)(1)	Investment Advisory Agreement dated May 1, 2000 between the Registrant and Independence Capital Management, Inc. is incorporated herein by reference to Exhibit (d)(1) of Post-Effective Amendment No. 49 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0000950116-00-000942) on April 21, 2000.

(d)(2)	Amendment dated May 1, 2002 to the Investment Advisory Agreement dated May 1, 2000 between the Registrant and Independence Capital Management, Inc. is incorporated herein by reference to Exhibit (d)(2) of Post-Effective Amendment No. 52 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0000950116-02-000828) on April 25, 2002.

(d)(3)	Amendment dated August 22, 2008 to the Investment Advisory Agreement dated May 1, 2000 between the Registrant and Independence Capital Management, Inc. is incorporated herein by reference to Exhibit (d)(3) of Post-Effective Amendment No. 62 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001104659-09-027747) on April 30, 2009.

(d)(4)	Amendment dated December 15, 2010 to the Investment Advisory Agreement dated May 1, 2000 between the Registrant and Independence Capital Management, Inc. is incorporated herein by reference to Exhibit (d)(4) of Post-Effective Amendment No. 66 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-11-118957) on April 29, 2011.

(d)(5)	Amendment dated May 1, 2014 to the Investment Advisory Agreement dated May 1, 2000, between the Registrant and Independence Capital Management, Inc. is filed herewith.

(d)(6)	Form of Investment Sub-Advisory Agreement dated May 1, 2000 between Independence Capital Management, Inc. and Turner Investment Partners, Inc., with respect to the Mid Cap Growth Fund, is incorporated herein by reference to Exhibit (d)(3) of Post-Effective Amendment No. 49 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0000950116-00-000942) on April 21, 2000.

(d)(7)	Amendment dated May 17, 2007 to the Investment Sub-Advisory Agreement dated May 1, 2000 between Independence Capital Management, Inc. and Turner Investment Partners, Inc., with respect to the Mid Cap Growth Fund, is incorporated herein by reference to Exhibit (d)(6) of Post-Effective Amendment No. 60 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001104659-08-027994) on April 29, 2008.

(d)(8)	Amendment dated January 31, 2008 to the Investment Sub-Advisory Agreement dated May 1, 2000 between Independence Capital Management, Inc. and Turner Investment Partners, Inc., with respect to the Mid Cap Growth Fund, is incorporated herein by reference to Exhibit (d)(7) of Post-Effective Amendment No. 60 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001104659-08-027994) on April 29, 2008.

(d)(9)	Assignment and Assumption Agreement dated January 1, 2012 among Turner Investment Partners, Inc., Turner Investments, L.P. and Independence Capital Management, Inc., with respect to the Investment Sub-Advisory Agreement dated May 1, 2000 between Independence Capital Management, Inc. and Turner Investment Partners, Inc. is incorporated herein by reference to Exhibit (d)(8) of Post-Effective Amendment No. 68 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03454), as filed with the Sec via EDGAR (Accession No. 0001193125-12-182517) on April 25, 2012.

(d)(10)	Sub-Advisory Agreement dated August 1, 2004 between Independence Capital Management, Inc. and Lord, Abbett & Co. LLC, with respect to the Mid Core Value Fund, is incorporated herein by reference to Exhibit (d)(5) of Post-Effective Amendment No. 56 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0000950116-05-001497) on April 27, 2005.

(d)(11)	Sub-Advisory Agreement dated May 1, 2009 between Independence Capital Management, Inc. and Neuberger Management LLC, with respect to the Mid Cap Value Fund, is incorporated herein by reference to Exhibit (d)(8) of Post-Effective Amendment No. 62 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001104659-09-027747) on April 30, 2009.

(d)(12)	Sub-Advisory Agreement dated August 1, 2004 between Independence Capital Management, Inc. and Goldman Sachs Asset Management, L.P., with respect to the Small Cap Value Fund, is incorporated herein by reference to Exhibit (d)(8) of Post-Effective Amendment No. 56 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0000950116-05-001497) on April 27, 2005.

(d)(13)	Sub-Advisory Agreement dated August 1, 2004 between Independence Capital Management, Inc. and T. Rowe Price Associates, Inc., with respect to the Flexibly Managed Fund, High Yield Bond Fund and Large Growth Stock Fund, is incorporated herein by reference to Exhibit (d)(9) of Post-Effective Amendment No. 56 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0000950116-05-001497) on April 27, 2005.

(d)(14)	Amendment dated September 5, 2012 to the Sub-Advisory Agreement dated August 1, 2004 between Independence Capital Management, Inc. and T. Rowe Price Associates, Inc., filed with respect to the Flexibly Managed Fund, High Yield Bond Fund and Large Growth Stock Fund, is incorporated herein by reference to Exhibit (d)(13) of Post-Effective Amendment No. 71 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-13-187666) on April 30, 2013.

(d)(15)	Sub-Advisory Agreement dated May 1, 1998 between Independence Capital Management, Inc. and Vontobel Asset Management, Inc., with respect to the International Equity Fund, is incorporated herein by reference to Exhibit (d)(7) of Post-Effective Amendment No. 47 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 000950116-99-000315) on February 26, 1999.

(d)(16)	Amendment dated September 7, 2006 to the Investment Sub-Advisory Agreement dated May 1, 1998 between Independence Capital Management, Inc. and Vontobel Asset Management, Inc., with respect to the International Equity Fund, is incorporated herein by reference to Exhibit (d)(11) of Post-Effective Amendment No. 58 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0000893220-07-001447) on April 25, 2007.

(d)(17)	Investment Sub-Advisory Agreement dated August 22, 2008 between Independence Capital Management, Inc. and Wells Capital Management Incorporated, with respect to the Large Core Growth Fund and SMID Cap Growth Fund, is incorporated herein by reference to Exhibit (d)(15) of Post-Effective Amendment No. 61 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001104659-09-012547) on February 26, 2009.

(d)(18)	Investment Sub-Advisory Agreement dated August 22, 2008 between Independence Capital Management, Inc. and SSgA Funds Management, Inc., with respect to the Index 500 Fund, Small Cap Index Fund and Developed International Index Fund, is incorporated herein by reference to Exhibit (d)(16) of Post-Effective Amendment No. 61 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001104659-09-012547) on February 26, 2009.

(d)(19)	Investment Sub-Advisory Agreement dated August 22, 2008 between Independence Capital Management, Inc. and AllianceBernstein L.P., with respect to the SMID Cap Value Fund, is incorporated herein by reference to Exhibit (d)(17) of Post-Effective Amendment No. 61 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001104659-09-012547) on February 26, 2009.

(d)(20)	Amendment dated November 17, 2011 to the Investment Sub-Advisory Agreement dated August 22, 2008 between Independence Capital Management, Inc. and AllianceBernstein L.P., with respect to the SMID Cap Value Fund, is incorporated herein by reference to Exhibit (d)(18) of Post-Effective Amendment No. 68 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-12-182517) on April 25, 2012.

(d)(21)	Investment Sub-Advisory Agreement dated May 1, 2010 between Independence Capital Management, Inc. and Allianz Global Investors U.S. LLC, with respect to the Small Cap Growth Fund, is incorporated herein by reference to Exhibit (d)(18) of Post-Effective Amendment No. 64 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-10-102055) on April 30, 2010.

(d)(22)	Investment Sub-Advisory Agreement dated August 22, 2008 between Independence Capital Management, Inc. and Eaton Vance Management, with respect to the Large Core Value Fund, is incorporated herein by reference to Exhibit (d)(19) of Post-Effective Amendment No. 61 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001104659-09-012547) on February 26, 2009.

(d)(23)	Investment Sub-Advisory Agreement dated May 1, 2010 between Independence Capital Management, Inc. and Morgan Stanley Investment Management Inc., with respect to the Emerging Markets Equity Fund, is incorporated herein by reference to Exhibit (d)(20) of Post-Effective Amendment No. 64 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-10-102055) on April 30, 2010.

(d)(24)	Investment Sub-Advisory Agreement dated August 22, 2008 between Independence Capital Management, Inc. and Oppenheimer Funds, Inc., with respect to the Large Cap Value Fund, is incorporated herein by reference to Exhibit (d)(21) of Post-Effective Amendment No. 61 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001104659-09-012547) on February 26, 2009.

(d)(25)	Investment Sub-Advisory Agreement dated August 1, 2008 between Independence Capital Management, Inc. and Turner Investment Partners Inc., with respect to the Large Cap Growth Fund, is incorporated herein by reference to Exhibit (d)(22) of Post-Effective Amendment No. 61 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001104659-09-012547) on February 26, 2009.

(d)(26)	Assignment and Assumption Agreement dated January 1, 2012 among Turner Investment Partners, Inc., Turner Investments, L.P. and Independence Capital Management, Inc., with respect to the Investment Sub-Advisory Agreement dated August 1, 2008 between Independence Capital Management, Inc. and Turner Investment Partners, Inc., is incorporated herein by reference to Exhibit (d)(24) of Post-Effective Amendment No. 68 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-12-182517) on April 25, 2012.

(d)(27)	Investment Sub-Advisory Agreement dated May 1, 2011 between Independence Capital Management, Inc. and Cohen & Steers Capital Management, Inc., with respect to the Real Estate Securities Fund, is incorporated herein by reference to Exhibit (d)(22) of Post-Effective Amendment No. 66 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-11-118957) on April 29, 2011.

(d)(28)	Investment Sub-Advisory Agreement dated May 1, 2013 between Independence Capital Management, Inc. and Janus Capital Management LLC, with respect to the Small Cap Growth Fund, is incorporated herein by reference to Exhibit (d)(27) of Post-Effective Amendment No. 71 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-13-187666) on April 30, 2013.

(d)(29)	Investment Sub-Advisory Agreement dated May 1, 2013 between Independence Capital Management, Inc. and American Century Investment Management, Inc., with respect to the Mid Core Value Fund, is incorporated herein by reference to Exhibit (d)(28) of Post-Effective Amendment No. 71 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-13-187666) on April 30, 2013.

(d)(30)	Investment Sub-Advisory Agreement dated May 1, 2013 between Independence Capital Management, Inc. and Massachusetts Financial Services Company, with respect to the Large Cap Growth Fund, is incorporated herein by reference to Exhibit (d)(29) of Post-Effective Amendment No. 71 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-13-187666) on April 30, 2013.

(d)(31)	Investment Sub-Advisory Agreement dated May 1, 2013 between Independence Capital Management, Inc. and Loomis, Sayles & Company, L.P., with respect to the Large Cap Value Fund, is incorporated herein by reference to Exhibit (d)(30) of Post-Effective Amendment No. 71 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-13-187666) on April 30, 2013.

(d)(32)	Investment Sub-Advisory Agreement dated May 1, 2014 between Independence Capital Management, Inc. and Ivy Investment Management Company, with respect to the Mid Cap Growth Fund, is filed herewith.

(e)	None. Common stock of the Registrant is sold only to The Penn Mutual Life Insurance Company and its affiliated insurance companies for their general or separate accounts.

(f)	None.

(g)(1)	Amended and Restated Custodian Agreement dated October 28, 1992 between the Registrant and Provident National Bank (now, BNY Mellon Investment Servicing Trust Company) is incorporated herein by reference to Exhibit 8(a) of Post-Effective Amendment No. 44 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0000950109-97-001341) on February 14, 1997.

(g)(2)	Form of Amendment dated May 1, 2002 to the Amended and Restated Custodian Agreement dated October 28, 1992 between the Registrant and PFPC Trust Company (now, BNY Mellon Investment Servicing Trust Company) is incorporated herein by reference to Exhibit (g)(2) of Post-Effective Amendment No. 52 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0000950116-02-000828) on April 25, 2002.

(g)(3)	Consent to Assignment of the Amended and Restated Custodian Agreement between the Registrant, BNY Mellon Investment Servicing Trust Company (formerly, PFPC Trust Company) and The Bank of New York Mellon, effective July 18, 2011 is incorporated herein by reference to Exhibit (g)(3) of Post-Effective Amendment No. 68 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-12-182517) on April 25, 2012.

(g)(4)	Foreign Custody Manager Agreement dated July 18, 2011 between the Registrant and The Bank of New York Mellon is incorporated herein by reference to Exhibit (g)(4) of Post-Effective Amendment No. 68 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-12-182517) on April 25, 2012.

(h)(1)	Amended and Restated Administrative and Corporate Services Agreement dated December 15, 2010 between the Registrant and The Penn Mutual Life Insurance Company is incorporated herein by reference to Exhibit (h)(1) of Post-Effective Amendment No. 66 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-11-118957) on April 29, 2011.

(h)(2)	Accounting Services Agreement dated May 15, 1994 between the Registrant and Provident Financial Processing Corporation (now, BNY Mellon Investment Servicing (US) Inc.) is incorporated herein by reference to Exhibit 9(b) of Post-Effective Amendment No. 44 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0000950109-97-001341) on
February 14, 1997.

(h)(3)	Agreement between the Registrant and Provident Financial Processing Corporation (now, BNY Mellon Investment Servicing (US) Inc.), regarding fees for services under the Accounting Services Agreement, is incorporated herein by reference to Exhibit 9(c) of Post-Effective Amendment No. 44 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0000950109-97-001341) on February 14, 1997.

(h)(4)	Amendment dated October 24, 2006 to the Accounting Services Agreement dated May 15, 1994 between the Registrant and Provident Financial Processing Corporation (now, BNY Mellon Investment Servicing (US) Inc.) is incorporated herein by reference to Exhibit (h)(4) of Post-Effective Amendment No. 58 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0000893220-07-001447) on April 25, 2007.

(h)(5)	Amendment dated February 19, 2014 to the Accounting Services Agreement dated May 15, 1994 between the Registrant and BNY Mellon Investment Servicing (US) Inc. (formerly, PNC Global Investment Servicing (U.S.) Inc. and prior thereto, PFPC, Inc.) is filed herewith.

(h)(6)	Amended and Restated Expense Limitation Agreement dated May 1, 2014 by and among Independence Capital Management, Inc., The Penn Mutual Life Insurance Company and the Registrant is filed herewith.

(i)	Opinion and Consent of Counsel, Bingham McCutchen LLP, is incorporated herein by reference to Exhibit (i) of Post-Effective Amendment No. 71 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-13-187666) on April 30, 2013.

(j)	Consent of independent registered public accounting firm, KPMG LLP, is filed herewith.

(k)	None.

(l)	None.

(m)	None.

(n)	None

(o)	None.

(p)(1)	Registrant’s Code of Ethics dated February 24, 2005 is incorporated herein by reference to Exhibit (p)(1) of Post-Effective Amendment No. 56 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0000950116-05-001497) on April 27, 2005.

(p)(2)	Independence Capital Management, Inc. Code of Ethics is filed herewith.

(p)(3)	Wells Capital Management, Inc. Code of Ethics dated August 2, 2012 is incorporated herein by reference to Exhibit (p)(5) of Post-Effective Amendment No. 71 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-13-187666) on April 30, 2013.

(p)(4)	Neuberger Berman Management, LLC Code of Ethics dated January 2013 is incorporated herein by reference to Exhibit (p)(6) of Post-Effective Amendment No. 71 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-13-187666) on April 30, 2013.

(p)(5)	Goldman Sachs Asset Management, L.P. Code of Ethics, effective February 6, 2012, is incorporated herein by reference to Exhibit (p)(7) of Post-Effective Amendment No. 71 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-13-187666) on April 30, 2013.

(p)(6)	T. Rowe Price Associates, Inc. Code of Ethics dated June 3, 2013 is filed herewith.

(p)(7)	Vontobel Asset Management, Inc. Code of Ethics dated February 2, 2012 is incorporated herein by reference to Exhibit (p)(9) of Post-Effective Amendment No. 68 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-12-182517) on April 25, 2012.

(p)(8)	Cohen & Steers Capital Management, Inc. Code of Ethics dated October 1, 2009, as last amended December 2013, is filed herewith.

(p)(9)	Eaton Vance Management Code of Ethics effective September 1, 2000, as revised December 1, 2013, is filed herewith.

(p)(10)	AllianceBernstein L.P. Code of Ethics dated January 2014 is filed herewith.

(p)(11)	Morgan Stanley Investment Management Code of Ethics, effective September 16, 2013, is filed herewith.

(p)(12)	SSgA Funds Management, Inc. Code of Ethics dated April 16, 2013 is filed herewith

(p)(13)	American Century Investment Management, Inc. Code of Ethics is filed herewith.

(p)(14)	Janus Capital Group (including Janus Capital Management LLC) Code of Ethics dated January 1, 2014 is filed herewith.

(p)(15)	Massachusetts Financial Services Company Code of Ethics dated November 22, 2013 is filed herewith.

(p)(16)	Loomis, Sayles & Co., L.P. Code of Ethics, effective January 14, 2000, as amended October 16, 2013, is filed herewith.

(p)(17)	Ivy Investment Management Company Code of Ethics adopted February 27, 2012, as revised November 2012, is filed herewith.

(q)(1)	Powers of Attorney of Messrs. Pudlin, Bay and MacKinlay, and Ms. Matthias dated February 23, 2012 are incorporated herein by reference to Exhibit (q) of Post-Effective Amendment No. 68 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-12-182517) on April 25, 2012.

(q)(2)	Power of Attorney of Ms. Mack dated April 23, 2013 is incorporated herein by reference to Exhibit (q)(2) of Post-Effective Amendment No. 71 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-13-187666) on April 30, 2013.

Item 29.	Persons Controlled by or under Common Control with Registrant

The Penn Mutual Life Insurance Company (“Penn Mutual”) is the owner of 100% of the outstanding common stock of the Registrant. For further information on the ownership of the outstanding common stock of the Registrant, see “Voting Rights” in the Prospectus and “Ownership of Shares” in the Statement of Additional Information, which are incorporated hereunder by reference.

Penn Mutual is the record and beneficial owner of 100% of the outstanding common stock of The Penn Insurance and Annuity Company, a Delaware corporation.

Penn Mutual is the record and beneficial owner of 100% of the outstanding common stock of Independence Capital Management, Inc., a Pennsylvania corporation, and registered investment adviser.

Penn Mutual is the record and beneficiary owner of 100% of the outstanding common stock of Penn Mutual Payroll Administration, LLC, a Pennsylvania corporation.

Penn Mutual is the record and beneficial owner of 95.5% of the outstanding common shares of Independence Square Properties, LLC, a holding corporation incorporated in Delaware.

Independence Square Properties, LLC is the record and beneficial owner of 100% of the outstanding common shares of Janney Montgomery Scott LLC, a Delaware corporation, LEAP Systems, LLC a Delaware corporation and Walnut O Corporation, a Pennsylvania corporation.

Janney Montgomery Scott LLC is the record and beneficial owner of 100% of the outstanding common stock of the following corporations: JMS Resources, Inc., a Pennsylvania corporation; and Janney Capital Management, LLC, a Delaware corporation.

JMS Resources Inc. is the record and beneficial owner of 100% of the outstanding common stock of the Janney Private Equity Company Inc., a Delaware corporation.

Penn Mutual is the record and beneficial owner of 100% of the outstanding common stock of Hornor, Townsend & Kent, Inc., a Pennsylvania corporation.

Penn Mutual is the record and beneficial owner of 100% of the outstanding common stock of ILS Holdings, LLC, a Delaware corporation.

The Penn Insurance and Annuity Company is the record and beneficial owner of 4.5% of the outstanding common shares of Independence Square Properties, LLC, a holding corporation incorporated in Delaware.

Hornor, Townsend & Kent, Inc. is the record and beneficial owner of 100% of the outstanding common stock of HTK Insurance Agency Inc., a Pennsylvania corporation.

Item 30.	Indemnification

Article VII, Section (3) of the Articles of Incorporation of the Registrant provides generally that directors and officers of the Registrant shall be indemnified by the Registrant to the full extent permitted by Maryland law and by the Investment Company Act of 1940, now or hereinafter in force.

Article VI, Section (2) of the By-laws of the Registrant provides: Any person who was or is a party or is threatened to be made a defendant or respondent in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that such person is or was a director or officer of the Corporation, or is or was serving while a director or officer of the Corporation at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another corporation, partnership, joint venture, trust, enterprise or employee benefit plan, shall be indemnified by the Corporation against judgments, penalties, fines, settlements and reasonable expenses (including attorney’s fees) actually incurred by such person in connection with such action, suit or proceeding to the full extent permissible under the General Laws of the State of Maryland now or hereafter in force, except that such indemnity shall not protect any such person against any liability to the Corporation or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers or persons controlling the Registrant pursuant to the foregoing provisions, the Registrant has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Registrant by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of Investment Advisers

Independence Capital Management, Inc.

Name and current Position with Independence Capital Management, Inc.	Other Business and Connections During the Past Two Years
(city and state of registered agent)

Peter M. Sherman Chairman and President	President of Penn Series Funds, Inc., Baltimore, MD; Executive Vice President and Chief Investment Officer of The Penn Mutual Life Insurance Company, Philadelphia, PA.

Eileen C. McDonnell, Director	Chairman of the Board of Penn Series Funds, Inc., Baltimore, MD; President, CEO and Chairperson of the Board of The Penn Mutual Life Insurance Company, Philadelphia, PA; President, CEO and Chairperson of the Board of The Penn Insurance and Annuity Company, Wilmington, DE; Director, UHS of Delaware Inc. (since April 2013).

David M. O’Malley Director	Chief Operating Officer of The Penn Mutual Life Insurance Company, Philadelphia, PA; Director of the Board of The Penn Insurance and Annuity Company, Wilmington, DE; Director of the Board of Managers of Independence Square Properties, LLC, Wilmington, DE.

Keith Huckerby Vice President	Vice President of Penn Series Funds, Inc., Baltimore, MD; Assistant Vice President, Investments of The Penn Mutual Life Insurance Company, Philadelphia, PA.

Timothy Demetres Vice President	Vice President of Penn Series Funds, Inc., Baltimore, MD; Vice President, Chief Accounting Officer and Treasurer of The Penn Mutual Life Insurance Company, Philadelphia, PA.

Victoria Robinson Chief Compliance Officer	Assistant Vice President, Investments Compliance of The Penn Mutual Life Insurance Company, Philadelphia, PA.

Christopher Jahn Auditor	Assistant Vice President, Insurance of The Penn Mutual Life Insurance Company, Philadelphia, PA.

Frank Best Secretary	Secretary of Penn Series Funds, Inc., Baltimore, MD; Vice President & General Counsel Insurance Operations & Corporate Secretary and Managing Corporate Counsel and Secretary of The Penn Mutual Life Insurance Company, Philadelphia, PA.

Robert DellaCroce Treasurer	Treasurer of Penn Series Funds, Inc., Baltimore, MD; Assistant Vice President, Investment Accounting of The Penn Mutual Life Insurance Company, Philadelphia, PA.

Patricia Chiarlanza Assistant Treasurer	Assistant Treasurer of Penn Series Funds, Inc., Baltimore, MD; Assistant Treasurer of The Penn Mutual Life Insurance Company, Philadelphia, PA; Assistant Treasurer of The Penn Insurance and Annuity Company, Wilmington, DE; Treasurer of Independence Square Properties, Wilmington, DE.

John Heiple Assistant Treasurer	Assistant Treasurer of Penn Series Funds, Inc., Baltimore, MD; Manager, Variable Accounting of The Penn Mutual Life Insurance Company, Philadelphia, PA.

T. Rowe Price Associates, Inc.

T. Rowe Price Group, Inc. (“T. Rowe Price Group”) is an independent asset management firm that is committed to serving the needs of investors worldwide and owns 100% of the stock of T. Rowe Price Associates, Inc. T. Rowe Price Group is a Maryland corporation and was formed in 2000 as a holding company for the T. Rowe Price affiliated companies. T. Rowe Price Group is the direct or indirect owner of multiple subsidiaries.

T. Rowe Price Associates, Inc. (“Price Associates”), a wholly owned subsidiary of T. Rowe Price Group, was incorporated in Maryland in 1947. Price Associates serves as investment adviser to individual and institutional investors, including managing private counsel client accounts, serving as adviser and subadviser to U.S. and foreign registered investment companies, and providing investment advice to T. Rowe Price Trust Company as trustee of several Maryland-registered domestic common trust funds. Price Associates is registered with the U.S. Securities and Exchange Commission (“SEC”) as an investment adviser under the Investment Advisers Act of 1940.

T. Rowe Price International, Inc. (“TRPI”) was incorporated in Maryland in 1979 and provided investment management services with respect to foreign securities for registered investment companies and other institutional investors. TRPI was formerly registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, and was also registered or licensed with the United Kingdom Financial Services Authority (which has since been replaced by the United Kingdom Financial Conduct Authority (“FCA”), the Monetary Authority of Singapore (“MAS”), and the Securities and Futures Commission of Hong Kong (“SFC”). TRPI was merged into Price Associates in 2010.

T. Rowe Price International Ltd, a wholly owned subsidiary of Price Associates, was organized in 2000 as a United Kingdom corporation. In 2010, the corporation changed its name from T. Rowe Price Global Investment Services Limited to T. Rowe Price International Ltd (“Price International”). Price International is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, and is also authorized and regulated by the FCA, and licensed by the Kanto Local Finance Bureau, and the Financial Services Agency of Japan, among other global regulators. Price International sponsors and serves as adviser to foreign collective investment schemes and is, along with T. Rowe Price Hong Kong Limited and T. Rowe Price Singapore Private Ltd. (as defined below), responsible for marketing and client servicing for non-U.S. clients. Price International provides investment management services to registered investment companies and other institutional investors, and may delegate investment management responsibilities to Price Associates, T. Rowe Price Hong Kong Limited, and/or T. Rowe Price Singapore Private Ltd. Price International also acts as sponsor, investment manager, and primary distributor of collective investment schemes domiciled in Luxembourg and Australia. Price International is headquartered in London and has several other branch offices around the world.

T. Rowe Price Hong Kong Limited (“Price Hong Kong”), a wholly owned subsidiary of Price International, was organized as a Hong Kong limited company in 2010. Price Hong Kong is responsible for marketing and client servicing of non-US clients based in certain Asian countries, including Hong Kong and Taiwan. Price Hong Kong is licensed with the SFC and is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940. Price Hong Kong serves as a subadviser to registered investment companies and other commingled products for which Price International serves as adviser, and provides investment management services for other clients who seek to primarily invest in securities markets of the Asia-Pacific region (excluding Japan and Australia).

T. Rowe Price Singapore Private Ltd. (“Price Singapore”), a wholly owned subsidiary of Price International, was organized as a Singapore limited private company in 2010. Price Singapore is responsible for marketing and client servicing of non-U.S. clients based in Singapore and certain other Asian countries. Price Singapore holds a Capital Markets Service License in Fund Management with the MAS and is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940. Price Singapore serves as a subadviser to registered investment companies, and may provide investment management services for institutional clients and certain commingled products for which Price International serves as adviser.

T. Rowe Price (Switzerland) GmbH, a wholly owned subsidiary of Price International, was organized as a Swiss limited company in 2011. It is licensed by the Swiss Financial Market Supervisory Authority FINMA to distribute collective investment schemes. T. Rowe Price (Switzerland) GmbH is responsible for marketing and client servicing for institutional clients.

T. Rowe Price Global Asset Management Limited (“Global Asset Management”), was a U.K. corporation, and was formerly licensed with the FSA and registered with the SEC as an investment adviser under the Investment Advisers Act of 1940. Global Asset Management was dissolved and liquidated in 2010.

T. Rowe Price Investment Services, Inc. (“Investment Services”), a wholly owned subsidiary of Price Associates, was incorporated in Maryland in 1980 for the specific purpose of acting as principal underwriter and distributor of the registered investment companies for which Price Associates serves as sponsor and investment adviser (the “Price Funds”). Investment Services also serves as distributor of interests in certain section 529 college savings plans managed by Price Associates. Investment Services is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority, Inc. Investment Services’ Brokerage division acts as an introducing broker-dealer for customers who want to buy and sell individual securities.

T. Rowe Price Services, Inc. (“Price Services”), a wholly owned subsidiary of Price Associates, was incorporated in Maryland in 1982 and is registered as a transfer agent under the Securities Exchange Act of 1934. Price Services provides transfer agent, dividend disbursing, and certain other services, including accounting and shareholder services, to the Price Funds and section 529 college savings plans, and also provides shareholder services to certain affiliates of Price Associates.

T. Rowe Price Retirement Plan Services, Inc. (“RPS”), a wholly owned subsidiary of Price Associates, was incorporated in Maryland in 1991 and is registered as a transfer agent under the Securities Exchange Act of 1934. RPS provides administrative and recordkeeping services to employee benefit plan clients.

T. Rowe Price Trust Company (“Trust Company”), a wholly owned subsidiary of Price Associates, was incorporated in 1983 as a Maryland-chartered limited-service trust company for the purpose of providing fiduciary services. Under its charter, the Trust Company is not permitted to accept deposits or make commercial loans. The Trust Company serves as directed trustee and/or custodian for certain retirement plans and accounts, including Price Fund individual retirement accounts and certain pre-approved retirement plans offered through Trust Company affiliates. The Trust Company has established and maintains common trust funds (also known as collective investment funds) that are available to qualified and government retirement plans.

TRPH Corporation, a wholly owned subsidiary of Price Associates, was incorporated in 1997 to acquire an interest in a U.K.-based corporate finance advisory firm.

T. Rowe Price Recovery Fund II Associates, L.L.C., is a Maryland limited liability company (with Price Associates and the Trust Company as its members) incorporated in 1996 to serve as General Partner of T. Rowe Price Recovery Fund II, L.P., a Delaware limited partnership which invests in financially distressed companies.

T. Rowe Price (Canada), Inc. (“TRP Canada”), a wholly owned subsidiary of Price Associates, was incorporated in Maryland in 1988 and is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940. TRP Canada is also registered with the Ontario, Manitoba, British Columbia, Alberta, Nova Scotia, Newfoundland and Labrador, and New Brunswick Securities Commissions, the Saskatchewan Financial Services Commission, and the Autorité des Marchés Financiers in Quebec. TRP Canada provides advisory services to institutional clients residing in Canada and delegates investment management services to Price Associates, Price International, Price Hong Kong, and/or Price Singapore.

T. Rowe Price Insurance Agency, Inc., a wholly owned subsidiary of T. Rowe Price Group, was incorporated in Maryland in 1994 and licensed to do business in several states to act primarily as a distributor of proprietary variable annuity products.

Since 1983, Price Associates has organized several distinct Maryland limited partnerships, which are informally called the Pratt Street Ventures partnerships, for the purpose of acquiring interests in growth-oriented businesses.

TRP Suburban, Inc. (“TRP Suburban”), a wholly owned subsidiary of Price Associates, was incorporated in Maryland in 1990. TRP Suburban entered into agreements with McDonogh School and CMANE-McDonogh-Rowe Limited Partnership to construct an office building in Owings Mills, Maryland, which currently houses Price Associates investment technology personnel.

TRP Suburban Second, Inc., a wholly owned Maryland subsidiary of Price Associates, was incorporated in 1995 to primarily engage in the development and ownership of real property located in Owings Mills, Maryland. The corporate campus houses transfer agent, plan administrative services, retirement plan services, and operations support functions.

TRP Colorado Springs, LLC, a wholly owned Maryland subsidiary of Price Associates, was formed in 2006 to primarily engage in the development and ownership of real property located in Colorado Springs, Colorado.

TRP Office Florida, LLC, a wholly owned Maryland subsidiary of Price Associates, was formed in 2009 to primarily engage in the development and ownership of real property located in Tampa, Florida.

T. Rowe Price Advisory Services, Inc., (“Advisory Services”), a wholly owned subsidiary of T. Rowe Price Group, was incorporated in Maryland in 2000. Advisory Services is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, and provides investment advisory services to individuals, including shareholders of the Price Funds.

T. Rowe Price (Luxembourg) Management S.a.r.l. is a Luxembourg company, incorporated on April 5, 1990 (and purchased by T. Rowe Price Group on May 23, 2003). The Company acts as the management company of certain Luxembourg Funds, and a Cayman fund, and is charged with the administration and management of the funds. The Company outsources all functions associated with such administration and management.

Directors of T. Rowe Price Group

Listed below are the directors and executive officers of T. Rowe Price Group who have other substantial businesses, professions, vocations, or employment aside from their association with Price Associates:

Mark S. Bartlett, Director of T. Rowe Price Group. Prior to retiring in 2012, Mr. Bartlett started his career at Ernst & Young in 1972, earned the designation of certified public accountant, became a partner in 1985, and the Baltimore Office Managing Partner in June 1998. Mr. Bartlett’s address is 1206 Scotts Knoll Court, Lutherville, Maryland 21093.

James T. Brady, Director of T. Rowe Price Group. Mr. Brady is the Mid-Atlantic Managing Director of Ballantrae International, Ltd., a management consulting firm. Mr. Brady’s address is 5625 Broadmoor Terrace, Ijamsville, Maryland 21754.

Mary K. Bush, Director of T. Rowe Price Group. Ms. Bush has served as president of Bush International, LLC, which advises U.S. corporations and foreign governments on international capital markets, strategic business, and economic matters, since 1991. She is also a senior managing director of Brock Capital Group, a corporate advisory and consulting firm. Ms. Bush serves on the boards of directors of Discover Financial Services, ManTech International Corporation, and Marriott International, Inc. Mrs. Bush’s address is 3509 Woodbine Street, Chevy Chase, Maryland 20815.

Donald B. Hebb, Jr., Director of T. Rowe Price Group. Mr. Hebb is the chairman of, and from 1990-2006 was the managing general partner of, ABS Capital Partners. Mr. Hebb’s address is 400 E. Pratt Street, Suite 910, Baltimore, Maryland 21202.

Freeman A. Hrabowski, III, Director of T. Rowe Price Group. Mr. Hrabowski has served as President of the University of Maryland since 1992. He serves as a consultant to the National Science Foundation, the National Institutes of Health, the National Academies, and universities and school systems nationally. He also serves on the boards of the Alfred P. Sloan Foundation, France-Merrick Foundation, Marguerite Casey Foundation (Chair), The Urban Institute, McCormick & Company, and the Baltimore Equitable Society. Mr. Hrabowski’s address is 1000 Hilltop Circle, Baltimore, Maryland 21250.

Robert F. MacLellan, Director of T. Rowe Price Group. Mr. MacLellan is non-executive chairman of Northleaf Capital Partners. He also serves as Chairman of Yellow Media, Inc. Mr. MacLellan’s address is 79 Wellington Street West, Toronto, Ontario M5K 1N9.

Olympia J. Snowe, Director of T. Rowe Price Group. Ms. Snowe is chairman and CEO of Olympia Snowe, LLC, a policy and communications consulting firm, and a senior fellow at the Bipartisan Policy Center, where she serves on its board of directors and co-chairs its Commission on Political Reform. Ms. Snowe also served as Senator in the U.S. Senate from 1995-2013, and as a member of the U.S. House of Representatives from 1979-1995. Ms. Snowe’s address is One Canal Plaza, Suite 501, Portland, Maine 04101.

Dr. Alfred Sommer, Director of T. Rowe Price Group. Dr. Sommer served as dean of the Johns Hopkins Bloomberg School of Public Health from 1990 to 2005. He continues to serve as a University Distinguished Service Professor of International Health and Epidemiology and Dean Emeritus of the Bloomberg School of Public Health; and Professor of Ophthalmology in the School of Medicine. He is a member of both the National Academy of Science and the Institute of Medicine. He also serves as Director of BD, Inc., a medical technology company; Chair of the Board of Directors of the Lasker Foundation; and Director of the Bloomberg Family Foundation. Dr. Sommer’s address is 615 N. Wolfe Street, Room E6527, Baltimore, Maryland 21205.

Dwight S. Taylor, Director of T. Rowe Price Group. From 1998-2009, Mr. Taylor was president of COPT Development and Construction, LLC, a commercial real estate developer that is a subsidiary of Corporate Office Properties Trust. He is a director of MICROS Systems, Inc., a provider of information technology for the hospitality and retail industry. Mr. Taylor is a founding member of Associated Black Charities of Maryland and currently serves on the Board of Trustees of the Baltimore Polytechnic Institute Foundation, The Y of Central Maryland and as a member of the Board of Trustees of Lincoln University. Mr. Taylor’s address is 22 Stone Gate Court, Pikesville, Maryland 21208.

Anne Marie Whittemore, Director of T. Rowe Price Group. Ms. Whittemore is a partner of the law firm of McGuireWoods, L.L.P. and a Director of Owens & Minor, Inc. and Albemarle Corporation. Ms. Whittemore’s address is One James Center, Richmond, Virginia 23219.

The following are directors or executive officers of T. Rowe Price Group and/or the investment managers to the Price Funds (Price Associates, Price Hong Kong, Price International, and Price Singapore):

Name	Company Name	Position Held With Company
Christopher D. Alderson	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price Hong Kong Limited	Director Vice President Company’s Representative
	T. Rowe Price International Ltd	Director Vice President
	T. Rowe Price (Luxembourg) Management S.a.r.l	Manager
	T. Rowe Price Singapore Private Ltd.	Director Vice President

Name	Company Name	Position Held With Company
Edward C. Bernard	T. Rowe Price Advisory Services, Inc.	Director President
	T. Rowe Price Associates, Inc.	Director Vice President
	T. Rowe Price (Canada), Inc.	Director President
	T. Rowe Price Group, Inc.	Vice Chairman of the Board Director Vice President
	T. Rowe Price Insurance Agency, Inc.	Director President
	T. Rowe Price International Ltd	Chief Executive Officer Chairman of the Board Director President
	T. Rowe Price Investment Services, Inc.	Chairman of the Board Director President
	T. Rowe Price (Luxembourg) Management S.a.r.l	Manager - Chairman
	T. Rowe Price Retirement Plan Services, Inc.	Chairman of the Board Director
	T. Rowe Price Services, Inc.	Chairman of the Board Director
	T. Rowe Price Trust Company	Chairman of the Board Chief Executive Officer Director President

Jeremy M. Fisher	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price Hong Kong Limited	Chief Compliance Officer Vice President
	T. Rowe Price International Ltd	Chief Compliance Officer Vice President
	T. Rowe Price Singapore Private Ltd.	Chief Compliance Officer Vice President

	T. Rowe Price (Switzerland)	Director
John R. Gilner	T. Rowe Price Advisory Services, Inc.	Chief Compliance Officer
	T. Rowe Price Associates, Inc.	Chief Compliance Officer Vice President
	T. Rowe Price (Canada), Inc.	Chief Compliance Officer Vice President
	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price Investment Services, Inc.	Vice President

Robert C.T. Higginbotham	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price International Ltd	Director Vice President

Ian D. Kelson	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price International Ltd	Director Vice President

Name	Company Name	Position Held With Company
James A.C. Kennedy	T. Rowe Price Associates, Inc.	Director President
	T. Rowe Price Group, Inc.	Chief Executive Officer Director President
	T. Rowe Price International Ltd	Vice President

Kenneth V. Moreland	T. Rowe Price Associates, Inc.	Chief Financial Officer Vice President
	TRP Colorado Springs, LLC	President
	T. Rowe Price Group, Inc.	Chief Financial Officer Vice President Treasurer
	TRP Office Florida, LLC	President
	TRP Suburban, Inc.	Director President
	TRP Suburban Second, Inc.	Director President
	TRPH Corporation	Director President

Name	Company Name	Position Held With Company
David Oestreicher	T. Rowe Price Advisory Services, Inc.	Director Secretary
	T. Rowe Price Associates, Inc.	Secretary Vice President
	T. Rowe Price (Canada), Inc.	Director Secretary Vice President Ultimately Responsible Person
	TRP Colorado Springs, LLC	Secretary
	TRPH Corporation	Director Secretary Vice President
	T. Rowe Price Group, Inc.	Secretary Vice President Chief Legal Officer
	T. Rowe Price Hong Kong Limited	Vice President
	T. Rowe Price Insurance Agency, Inc.	Director Secretary Vice President
	T. Rowe Price International Ltd	Secretary Vice President
	T. Rowe Price Investment Services, Inc.	Director Secretary Vice President
	TRP Office Florida, LLC	Secretary
	T. Rowe Price Retirement Plan Services, Inc.	Director Secretary Vice President
	T. Rowe Price Services, Inc.	Director Secretary Vice President
	T. Rowe Price Singapore Private Ltd	Vice President
	TRP Suburban, Inc.	Secretary
	TRP Suburban Second, Inc.	Secretary
	T. Rowe Price Trust Company	Director Secretary Vice President

Brian C. Rogers	T. Rowe Price Associates, Inc.	Chief Investment Officer Director Vice President
	T. Rowe Price Group, Inc.	Chairman of the Board Chief Investment Officer Director Vice President
	T. Rowe Price Trust Company	Vice President

Name	Company Name	Position Held With Company
William W. Strickland, Jr.	T. Rowe Price Associates, Inc.	Vice President
	T. Rowe Price Group, Inc.	Chief Technology Officer Vice President
	T. Rowe International Ltd	Vice President
	T. Rowe Price Investment Services, Inc.	Director Vice President
	T. Rowe Price Retirement Plan Services, Inc.	Director Vice President
	T. Rowe Price Services, Inc.	Director President
	T. Rowe Price Trust Company	Vice President

William J. Stromberg	T. Rowe Price Associates, Inc.	Director Vice President
	T. Rowe Price (Canada), Inc.	Vice President
	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price Hong Kong Limited	Vice President
	T. Rowe Price International Ltd	Vice President
	T. Rowe Price Singapore Private Ltd.	Vice President
	T. Rowe Price Trust Company	Vice President

Christine Po Kwan To	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price Hong Kong Limited	Director Vice President Responsible Officer
	T. Rowe Price Singapore Private Ltd.	Director

Keswaralingam Visuvalingam	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price Hong Kong Limited	Director Vice President Responsible Officer
	T. Rowe Price Singapore Private Ltd.	Chief Executive Officer Director Vice President

Paul W. Wojcik	T. Rowe Price Associates, Inc.	Vice President
	T. Rowe Price Group, Inc.	Vice President Chief Risk Officer
	T. Rowe Price Hong Kong Limited	Vice President
	T. Rowe Price International Ltd	Vice President
	T. Rowe Price Singapore Private Ltd.	Vice President
	T. Rowe Price Trust Company	Vice President

Certain directors and officers of Group and Price Associates are also officers and/or directors of one or more of the Price Funds and/or one or more of the affiliated entities listed herein.

See also “Management of the Funds,” in Registrant’s Statement of Additional Information.

Wells Capital Management, Incorporated

NONE.

Neuberger Berman Management LLC

Name and Current Position with Neuberger Berman Management LLC	Other Business Connections During the Past Two Years
Joseph Amato - Managing Director and Chief Investment Officer-Equities

CEO, Neuberger Berman Holdings LLC; President, CEO and Chief Investment Officer, Neuberger Berman LLC; Director and Managing Director, Neuberger Berman Fixed Income

Trustee of the following:

Neuberger Berman Equity Funds

Neuberger Berman Income Funds

Neuberger Berman Advisers Management Trust

Neuberger Berman Intermediate Municipal Fund

Neuberger Berman New York Intermediate Municipal Fund

Neuberger Berman California Intermediate Municipal Fund

Neuberger Berman High Yield Strategies Fund

Neuberger Berman Real Estate Securities Income Fund

Neuberger Berman MLP Income Fund

Neuberger Berman Alternative Funds

Robert Conti-President and Chief Executive Officer

Managing Director, Neuberger Berman LLC

President, Chief Executive Officer and Trustee of the following:

Neuberger Berman Equity Funds

Neuberger Berman Income Funds

Neuberger Berman Advisers Management Trust

Neuberger Berman Intermediate Municipal Fund

Neuberger Berman New York Intermediate Municipal Fund

Neuberger Berman California Intermediate Municipal Fund

Neuberger Berman High Yield Strategies Fund

Neuberger Berman Real Estate Securities Income Fund

Neuberger Berman MLP Income Fund

Neuberger Berman Alternative Funds

Jim Dempsey -Treasurer & Chief Financial Officer	Managing Director, Chief Financial Officer, Treasurer Neuberger Berman LLC

Andrew Allard- Senior Vice President and General Counsel	Senior Vice President, Deputy General Counsel, Neuberger Berman LLC

Bradley Tank- Managing Director and Chief Investment Officer-Fixed Income	Managing Director, Neuberger Berman LLC; Chief Executive Officer, Chairman of the Board, Chief Investment Officer and Managing Director, Neuberger Berman Fixed Income LLC

Jason Ainsworth – Managing Director, Branch Officer Manager (TX)	Managing Director, Neuberger Berman LLC

Brad Cetron – Managing Director & Chief Compliance Officer (B/D)	Managing Director, Chief Compliance Officer, Neuberger Berman LLC

Chamaine Williams – Senior Vice President & Chief Compliance Officer (I/A)	Senior Vice President, Neuberger Berman LLC

The principal address of Neuberger Berman, Neuberger Berman LLC and Neuberger Berman Holdings LLC is 605 Third Avenue, New York, New York, 10158.

Goldman Sachs Asset Management, L.P.

Goldman Sachs Asset Management, L.P. (“GSAM”) and Goldman Sachs Asset Management International (“GSAMI”) are wholly-owned subsidiaries of the Goldman Sachs Group, Inc. and serve as subadvisers to the Fund. GSAM and GSAMI are engaged in the investment advisory business. GSAM and GSAMI are part of The Goldman Sachs Group, Inc., a public company that is a bank holding company, financial holding company and a world-wide, full-service financial services organization. The Goldman Sachs Group, Inc. is the general partner and principal owner of GSAM. Information about the officers and partners of GSAM, and officers and directors of GSAMI, is included in their Forms ADV filed with the Commission (registration numbers 801-37591 and 801-38157, respectively) and is incorporated herein by reference.

Vontobel Asset Management, Inc.

Name and Current Position with Vontobel Asset Management, Inc.	Other Business Connections During the Past Two Years
Axel Schwarzer Chairman of the Board of Directors	Head of Asset Management Vontobel Group, Zurich Switzerland Member of the Group Executive Board

Martin Sieg Castagnola Director	CFO, Head of Risk Management Vontobel Group, Zurich, Switzerland Member of the Group Executive Board

Martin Taufer Director	Head of Legal, Compliance, and Tax Vontobel Group, Zurich Switzerland

The principal business address of Vontobel Group is Gotthardstrasse 43, CH-8022 Zurich, Switzerland.

Eaton Vance Management (“Eaton Vance” or “EVM”)

Eaton Vance is a business trust organized under the laws of The Commonwealth of Massachusetts. Eaton Vance, Inc. (“EV”) serves as trustee of Eaton Vance. EV and Eaton Vance are wholly-owned subsidiaries of Eaton Vance Corp. (“EVC”), a Maryland corporation and publicly-held holding company. EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Directors of EVC are Thomas E. Faust Jr., Ann E. Berman, Leo I. Higdon, Jr., Dorothy E. Puhy, Duncan W. Richardson, Winthrop H. Smith, Jr. and Richard A. Spillane, Jr. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are Mr. Faust, Jeffrey P. Beale, Daniel C. Cataldo, Cynthia J. Clemson, Maureen A. Gemma, Laurie G. Hylton, Brian D. Langstraat, Michael R. Mach, Frederick S. Marius, David C. McCabe, Thomas M. Metzold, Scott H. Page, Mr. Richardson, Walter A. Row, III, Judith A. Saryan, David M. Stein, Payson F. Swaffield, Michael W. Weilheimer and Matthew J. Witkos (all of whom are officers of Eaton Vance or its affiliates).

Name and Current Position with Eaton Vance Management	Other Business Connections During the Past Two Years[1,2]
Thomas E. Faust Jr. - Chief Executive Officer, President of EVM and Trustee of EVC Voting Trust	Chairman, Chief Executive Officer and President of EVC, Director and President of EV, and Director of Eaton Vance Distributors, Inc. (“EVD”). Trustee of EVC Voting Trust. Trustee and/or officer of 183 registered investment companies and 1 private investment companies managed by Eaton Vance or its subsidiaries.

Paul O’Neil - Chief Compliance Officer and Vice President of EVM	Officer of 183 registered investment companies managed by EVM or BMR.

Frederick S. Marius - Chief Legal Officer, Vice President and Secretary of EVM, Trustee of EVC Voting Trust	Chief Legal Officer, Vice President and Secretary of EVC, EV and EVD. Director of EV. Trustee of EVC Voting Trust.

Laurie G. Hylton - Treasurer and Vice President of EVM, Trustee of EVC Voting Trust	Chief Financial Officer, Chief Accounting Officer and Vice President of EVC.

Duncan W. Richardson - Executive Vice President and Chief Equity Investment Officer of EVM, Trustee of EVC Voting Trust	Executive Vice President, Chief Equity Investment Officer and Director of EVC. Officer of 104 registered investment companies managed by EVM or its subsidiaries.

Jeffrey P. Beale - Vice President of EVM and Trustee of EVC Voting Trust	Vice President of EVC.

[1]	The principal address of EVM, EV, EVC and EVD is Two International Place, Boston Massachusetts 02110. The principal address of Parametric Portfolio Associates LLC, a majority-owned affiliate of EVC, is 1918 Eighth Avenue, Suite 3100, Seattle, Washington 98101.
[2]	Includes both master and feeder funds in master-feeder structure.

Maureen A. Gemma - Vice President of EVM and Trustee of EVC Voting Trust	Officer of 183 registered investment companies managed by EVM or its subsidiaries.

Payson F. Swaffield - Vice President and Chief Income Investment Officer of EVM and Trustee of EVC Voting Trust	Chief Income Investment Officer of EVC. Trustee of EVC Voting Trust. Officer of 132 registered investment companies managed by EVM or its subsidiaries.

Scott H. Page - Vice President of EVM and Trustee of EVC Voting Trust	Officer of 5 registered investment companies managed by EVM or its subsidiaries.

Walter A. Row, III - Vice President of EVM and Trustee of EVC Voting Trust	Officer of 8 registered investment companies managed by EVM or its subsidiaries.

Michael W. Weilheimer - Vice President of EVM and Trustee of EVC Voting Trust	Officer of 5 registered investment companies managed by EVM or its subsidiaries.

Cynthia J. Clemson - Vice President of EVM and Trustee of EVC Voting Trust	Officer of 22 registered investment companies managed by EVM or its subsidiaries.

Michael R. Mach - Vice President of EVM and Trustee of EVC Voting Trust	Officer of 2 registered investment companies managed by EVM or its subsidiaries.

Judith A. Saryan - Vice President of EVM and Trustee of EVC Voting Trust	Officer of 5 registered investment companies managed by EVM or its subsidiaries.

Thomas M. Metzold - Vice President of EVM and Trustee of EVC Voting Trust	Officer of 29 registered investment companies managed by EVM or its subsidiaries.

David C. McCabe - President of Eaton Vance Investment Counsel and Trustee of EVC Voting Trust	None

Brian D. Langstraat - Trustee of EVC Voting Trust	Managing Director and Chief Executive Officer of Parametric Portfolio Associates LLC.

David M. Stein - Trustee of EVC Voting Trust	Managing Director and Chief Investment Officer of Parametric Portfolio Associates LLC.

Daniel C. Cataldo - Vice President of EVM and Trustee of EVC Voting Trust	Vice President and Treasurer of EVC.

Matthew J. Witkos - Vice President of EVD and Trustee of EVC Voting Trust	Chief Executive Officer, President and Director of EVD. Trustee of EVC Voting Trust.

AllianceBernstein L.P.

NONE.

Morgan Stanley Investment Management

Name and Current Position with Morgan Stanley Investment Management Inc.	Other Business Connections During the Past Two Years
Gregory J. Fleming Managing Director and President	Chairman, Chief Executive Officer and President of Morgan Stanley Smith Barney.

Christopher O’Dell Managing Director and Secretary	Managing Director and Secretary of Morgan Stanley Distribution Inc. and Morgan Stanley Services Company Inc.; Secretary of other entities affiliated with Morgan Stanley IM.

Stefanie Chang Yu Managing Director and Chief Compliance Officer	Chief Compliance Officer of the Morgan Stanley Funds.

Jeffrey Gelfand Managing Director and Chief Financial Officer	Chief Financial Officer and Treasurer of Morgan Stanley Distribution Inc., Chief Financial Officer of Morgan Stanley Services Company Inc. and Morgan Stanley Smith Barney.

Mary Alice Dunne Managing Director and Director	None.

Arthur Lev; Managing Director and Director	Managing Director of Morgan Stanley Distribution Inc. and Morgan Stanley Services Company Inc.

James Janover Managing Director and Director	None.

Kevin Klingert Managing Director and Director	Managing Director and Director of Morgan Stanley Services Company Inc.

Karen Cassidy Managing Director and Treasurer	Treasurer of other entities affiliated with Morgan Stanley IM.

John Chiota Executive Director and Chief Anti-Money Laundering Officer	Anti-Money Laundering Officer of other entities affiliated with Morgan Stanley IM.

The principal address of Morgan Stanley Investment Management Inc. and each of its affiliates listed above is 522 Fifth Avenue, New York, NY 10036.

SSgA Funds Management, Inc.

Name and Current Position with SSgA Funds Management, Inc.	Other Business Connections During the Past Two Years
James E. Ross Chairman and Director of SSgA FM	Senior Managing Director of SSgA, a division of State Street Bank and Trust Company

Alyssa Albertelli Chief Compliance Officer of SSgA FM	Chief Compliance Officer of SSgA

Phillip Gillespie Chief Legal Officer of SSgA FM	General Counsel of SSgA

Keith Crawford Treasurer of SSgA FM	Chief Financial Officer of SSgA

Ellen Needham Director and President of SSgA FM	Senior Managing Director of SSgA

Kristi Mitchem	Senior Managing Director of SSgA
CTA – Chief Marketing Officer of SSgA FM

Barry Smith	Senior Managing Director of SSgA
Director of SSgA FM

The principal address of SSgA FM and SSgA is State Street Financial Center, One Lincoln Street, Boston, MA 02111.

Cohen & Steers Capital Management, Inc.

The following is a list of the directors and officers of Cohen & Steers. Unless otherwise indicated, none of the persons listed below has had other business connections of a substantial nature during the past two fiscal years. The principal address of these persons is 280 Park Avenue, New York, New York 10017.

Name	Title	Other Business/Position Held/Dates
Frank Poli	Executive Vice President, General Counsel	Quantum Sphere, Inc., Board of Directors, 2006 - present

Matthew Pace	Senior Vice President	Pace Metals, Inc., Vice President. 1996 – present; Pace Glass, Inc., Vice President, 1996 - present

Judy Diaz	Vice President	Truesoft, Inc., President, 2006 - present

American Century Investment Management, Inc.

James E. Stowers, Jr. (Director of American Century Investment Management, Inc.). Serves as a member of the board of directors of the Stowers Institute for Medical Research, Stowers Resource Management, Inc. (SRM), BioMed Valley Corporation and BioMed Valley Discoveries, Inc. Each of these entities is part of a biomedical research organization that conducts basic research to find the keys to the causes, treatment and prevention of disease. Mr. Stowers also serves as the co-chair of the SRM board and is a member of SRM’s executive committee. The principal business address for these entities is 1000 E. 50th Street, Kansas City, MO 64110.

Edward Boyle (Vice President of American Century Investment Management, Inc.). Served as Portfolio Manager, FX Concepts, principal address is 3 Park Ave, New York, NY 10016, 2007 to 2013.

Radu Gabudean (Vice President of American Century Investment Management, Inc.). Served as Vice President of Quantitative Strategies, Barclays Capital, 745 7th Avenue, New York, NY 10019, 2010 to 2013.

Janus Capital Management LLC

Name and Current Position with Janus Capital Management LLC	Other Business Connections During the Past Two Years[1]
Richard M. Weil Chief Executive Officer

INTECH Investment Management LLC - Working Director

Janus Capital Group Inc. - Chief Executive Officer, Director

Janus Distributors LLC - Executive Vice president

Janus Management Holdings Corporation - President, Director

Janus Services LLC - Executive Vice President

Perkins Investment Management LLC - Director

George Batejan Executive Vice President, Global Head of Technology & Operations

INTECH Investment Management LLC - Working Director

Janus Capital Group Inc. - Executive Vice President, Global Head of Technology and Operations

Janus Capital Institutional Advisers LLC - Vice President

Janus Services LLC - Executive Vice President, Global Head of Technology and Operations

Enrique Chang Chief Invetment Officer, Equities and Asset Allocation	Perkins Investment Management LLC – Director

Augustus Cheh Executive Vice President	Janus Capital Asia Limited - Director Janus Capital Funds - President of Janus International, Director

Heidi W. Hardin Senior Vice President, General Counsel, Secretary

Janus Capital Institutional Advisers LLC - Vice President and Secretary

Janus Distributors LLC - Senior Vice President, General Counsel, Secretary

Janus Services LLC - Senior Vice President, General Counsel, Secretary

Perkins Investment Management LLC - Vice President

Bruce L. Koepfgen President

INTECH Investment Management LLC - Vice President, Working Director

Janus Capital Group Inc. - President

Janus International Holding LLC - Executive Vice President, Director

Janus Management Holdings Corporation - President, Director

Perkins Investment Management LLC - Executive Vice President, Director

David R. Kowalski Senior Vice President of Compliance, Chief Compliance Officer

INTECH Investment Management LLC - Vice President

Janus Distributors LLC - Senior Vice President, Chief Compliance Officer

Janus Services LLC - Senior Vice President, Chief Compliance Officer

Perkins Investment Management LLC - Vice President

The Janus Foundation - Director

Jennifer McPeek Chief Financial Officer

Janus Capital Group Inc. – Senior Vice President, Chief Financial Officer

Janus Management Holdings Corporation – Senior Vice President, Chief Financial Officer

Perkins Investment Management LLC - Vice President, Assistant Treasurer

The Janus Foundation - Director

R. Gibson Smith Chief Investment Officer, Fixed Income	Perkins Investment Management LLC – Director

[1]	With the exception of INTECH Investment Management LLC (“INTECH”), Janus Capital Asia Limited (“Janus Asia”), Janus Capital Funds (“JCF”), and Perkins Investment Management LLC (“Perkins”), all of the other entities have the same principal office and place of business as Janus Capital Management LLC. The principal business address for INTECH is 525 Okeechobee Blvd, Suite 1800, West Palm Beach, FL 33401. The principal business address for Janus Asia is Suites 2507-11, ICBC Tower, Citibank Plaza, 3 Garden Road, Central, Hong Kong. The principal business address for JCF is Citi Point, 1 Ropemaker Street, 26th Floor, London EC2Y 9HT, United Kingdom. The principal business address for Perkins is 311 S. Wacker Drive Suite 6000, Chicago, IL 60606.

Massachusetts Financial Services Company

MASSACHUSETTS FINANCIAL SERVICES COMPANY (“MFS”) serves as an investment sub-adviser for the Large Cap Growth Fund of the Penn Series Funds, Inc. The principal address of MFS is 111 Huntington Avenue, Boston, MA 02199-7618. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings Inc., which in turn is an indirect majority-owned subsidiary of Sun Life Financial, Inc. (a diversified financial services company), located at Sun Life Financial Centre, 150 King Street West, Toronto, Ontario, Canada.

Set forth below is information as to any other business, profession, vocation or employment of a substantial nature in which each director and principal executive officer of MFS is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

Name; Current Position with MFS	Other Substantial Business and Connections During the Past Two Fiscal Years
Robert J. Manning; Director, Chief Executive Officer & Chairman of the Board of Directors	Trustee of various funds within the MFS Funds complex+

Mark N. Polebaum; Executive Vice President, General Counsel & Secretary	N/A+

Michael W. Roberge; Director, President, Chief Investment Officer, and Director of Global Research	N/A+

Amrit Kanwal; Executive Vice President and Chief Financial Officer	N/A+

David A. Antonelli; Vice Chairman	N/A+

Robin A. Stelmach; Executive Vice President and Chief Operating Officer	Trustee of various funds within the MFS funds complex+

Carol W. Geremia; Executive Vice President	N/A+

James A. Jessee; Executive Vice President	N/A+

Timothy M. Fagan; Chief Compliance Officer	N/A+

Thomas A. Bogart; Director	Executive Vice President, Corporate Development and General Counsel of Sun Life Financial Inc.

Colm J. Freyne; Director	Executive Vice President and Chief Financial Officer of Sun Life Financial, Inc.

+	Certain principal executive officers and directors of Massachusetts Financial Services Company (“MFS”) serve as officers or directors of some or all of MFS’ corporate affiliates and certain officers of MFS serve as officers of some or all of the MFS Funds and/or officers or directors of certain MFS non-U.S. investment companies. Except as set forth above or in Schedules B and D of Form ADV filed by MFS pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-17352), each principal executive officer of MFS has been engaged during the past two fiscal years in no business profession, vocation or employment of a substantial nature other than as an officer of MFS or certain of MFS’ corporate affiliates.

The identity of those corporate affiliates is set forth below or is incorporated by reference from Schedules B and D of such Form ADV.

Investment Adviser Corporate Affiliate	Address
MFS Institutional Advisors, Inc.	111 Huntington Ave., Boston, Massachusetts 02199-7618 U.S.A.

MFS Fund Distributors, Inc.	111 Huntington Ave., Boston, Massachusetts 02199-7618 U.S.A.

MFS Service Center Inc.	100 Hancock Street, Quincy, MA 02171 U.S.A.

MFS International LTD.	Canon’s Court, 22 Victoria Street, Hamilton, HM12, Bermuda

MFS International (U.K.) Limited	Paternoster House, 65 St. Paul’s Churchyard, London EC4M 8AB, U.K.

MFS International (Hong Kong) Limited	Wheelock House, 20 Pedder Street, Level 19, Suite 1901, Central, Hong Kong

MFS do Brasil Desenvolvimento de Mercado Ltda. (Brazil)	Rua Joaquim Floriano, 1.052 – 11[o] Andar, conjunto 111, Itaim Bibi, Sao Paulo, SP, Brazil 04534-004

MFS International Singapore PTE. LTD.	501 Orchard Road, #13-01/03/04 Wheelock Place Singapore 238880

MFS Investment Management Company (Lux.) S.a.r.l.	19, Rue de Bitbourg L-1273 Luxembourg

MFS Investment Management K.K.	16 F Daido Seimei Kasumigaseki Building, 1-4-2 Kasumigaseki 1-chome, Chiyoda-ku, Tokyo, Japan 100-0013

Sun Life of Canada (U.S.) Financial Services Holdings, Inc.	111 Huntington Ave., Boston, Massachusetts 02199-7618 U.S.A.

3060097 Nova Scotia Company	1959 Upper Water Street Suite 1100, Halifax, Nova Scotia, Canada B3J3N2

MFS Investment Management Canada Limited	77 King Street West, 35th Floor Toronto, Ontario, Canada M5K 1B7

MFS Bermuda Holdings LTD.	Canon’s Court 22 Victoria Street Hamilton, HM 12, Bermuda

MFS Heritage Trust Company	111 Huntington Ave., Boston, Massachusetts 02199-7618 U.S.A.

The MFS Funds include the following. The address of the MFS Funds is:

111 Huntington Ave., Boston, MA 02199-7618.

Massachusetts Investors Trust

Massachusetts Investors Growth Stock Fund

MFS Series Trust I

MFS Series Trust II

MFS Series Trust III

MFS Series Trust IV

MFS Series Trust V

MFS Series Trust VI

MFS Series Trust VII

MFS Series Trust VIII

MFS Series Trust IX

MFS Series Trust X

MFS Series Trust XI

MFS Series Trust XII

MFS Series Trust XIII

MFS Series Trust XIV

MFS Series Trust XV

MFS Series Trust XVI

MFS Municipal Series Trust

MFS Variable Insurance Trust

MFS Variable Insurance Trust II

MFS Variable Insurance Trust III

MFS Institutional Trust

MFS California Municipal Fund

MFS Charter Income Trust

MFS Government Markets Income Trust

MFS High Income Municipal Trust

MFS High Yield Municipal Trust

MFS InterMarket Income Trust I

MFS Intermediate High Income Fund

MFS Intermediate Income Trust

MFS Investment Grade Municipal Trust

MFS Municipal Income Trust

MFS Multimarket Income Trust

MFS Special Value Trust

Loomis, Sayles & Company, L.P.:

Loomis, Sayles & Company, L.P. (“Loomis”), One Financial Center, Boston, Massachusetts 02111, provides investment advice to the Loomis Sayles Funds and to other affiliated and unaffiliated registered investment companies, institutions and high net worth individuals. The sole general partner of Loomis Sayles is Loomis, Sayles & Company, Incorporated. Information as to the directors and executive officers during the past two fiscal years is as follows:

Name and Position with Adviser	Other Company	Position with Other Company
Robert J. Blanding President, CEO and Chairman	Loomis Sayles Funds I	CEO, President and Trustee

	Loomis Sayles Funds II	CEO and Trustee
	Natixis Funds Trust I; Natixis Funds Trust II; Natixis Funds Trust IV; Gateway Trust; Hansberger International Series	Trustee
	Loomis Sayles Distributors, Inc.; Loomis Sayles Investments Asia Pte. Ltd.	Director
	Loomis Sayles Investments Limited Natixis Asset Management Japan Co. Ltd.	Alternate Director Director
Daniel J. Fuss Vice Chairman and EVP	Loomis Sayles Funds I; Loomis Sayles Funds II	Executive Vice President

Pierre Servant Director	Natixis Global Asset Management	CEO and Member of the Executive Board

John T. Hailer Director	Natixis Global Asset Management, L.P.	President and CEO, US and Asia

	Natixis Funds Trust I; Natixis Funds Trust II; Natixis Funds Trust IV; Natixis Cash Management Trust; Gateway Trust; Hansberger International Series; Loomis Sayles Funds I; Loomis Sayles Funds II	Trustee

Kevin P. Charleston EVP, CFO and Director	Loomis Sayles Trust Co., LLC	Manager and President

John F. Gallagher III EVP and Director	Loomis Sayles Distributors, Inc.	President

Jean S. Loewenberg EVP, General Counsel, Secretary and Director	Loomis Sayles Distributors, Inc.	Director
	Loomis Sayles Trust Co., LLC	Manager and Secretary

John R. Gidman EVP and Director	Loomis Sayles Solutions, LLC	President

John F. Russell	None	None
EVP and Director

Jaehoon Park EVP, Chief Investment Officer and Director	None	None

Ivy Investment Management Company:

Listed below are the names and principal occupations of the directors and principal executive officers of Ivy. The principal business address of each director and officer, as it relates to his or her duties to Ivy, is the same as that of Ivy. The principal address of Ivy is 6300 Lamar Avenue, Overland Park, Kansas 66202.

Name	Principal Occupation
Henry J. Herrmann	Chief Executive Officer, President, and Chairman of the Board of Directors

Philip J. Sanders	Chief Investment Officer, Senior Vice President, and Director

Brent K. Bloss	Senior Vice President, Chief Financial Officer, Director, and Treasurer

Kristen A. Richards	Senior Vice President, Chief Compliance Officer, and Associate General Counsel

John E. Sundeen	Executive Vice President, Chief Administrative Officer, and Director

Michael L. Avery	Executive Vice President, Portfolio Manager, and Director

Thomas W. Butch	Senior Vice President, Chief Marketing Officer, and Director

Wendy J. Hills	Senior Vice President, General Counsel, and Secretary

Kurt A. Sundeen	Senior Vice President and Chief Operations Officer

Michael D. Strohm	Director

Item 32.	Principal Underwriters

Not Applicable.

Item 33.	Location of Accounts and Records

Penn Mutual Life Insurance Co. 600 Dresher Road Horsham, PA 19044	Vontobel Asset Management, Inc. 450 Park Avenue New York, NY 10022

Penn Series Funds, Inc. 600 Dresher Road Horsham, PA 19044	Janus Capital Management, LLC 151 Detroit Street Denver, CO 80206-4921

The Bank of New York Mellon Bellevue Corporate Center 301 Bellevue Parkway Wilmington, DE 19809	Goldman Sachs Asset Management, L.P. 32 Old Slip New York, NY 10005

T. Rowe Price Associates, Inc. 100 E. Pratt Street Baltimore, MD 21202	Loomis, Sayles & Co., L.P. One Financial Center Boston, MA 02111

Bingham McCutchen LLP 2020 K St NW Washington, DC 20006	Neuberger Berman Management LLC 605 Third Avenue New York, NY 10158

Independence Capital Management, Inc. 600 Dresher Rd., Suite 31 Horsham, PA 19044	Eaton Vance Management 255 State Street Boston, MA 02109

Wells Capital Management, Incorporated 525 Market Street San Francisco, CA 94105	AllianceBernstein L.P. 1345 Avenue of the Americas New York, NY 10105

Massachusetts Financial Services Company 111 Huntington Avenue Boston, MA 02199-7632	Morgan Stanley Investment Management, Inc. 522 Fifth Avenue New York, NY 10036

Cohen & Steers Capital Management, Inc. 280 Park Avenue New York, NY 10017	SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111

BNY Mellon Investment Servicing Inc. 301 Bellevue Parkway Wilmington, DE 19809	American Century Investment Management, Inc. 4500 Main Street Kansas City, MO 64111-7709

Ivy Investment Management Company 6300 Lamar Ave Overland Park, KS 66202

Item 34.	Management Services

Not applicable.

Item 35.	Undertakings

Not applicable.

SIGNATURES

As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and that it has duly caused this Post-Effective Amendment No. 73 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized in the Township of Horsham and Commonwealth of Pennsylvania, on this 28th day of April, 2014.

PENN SERIES FUNDS, INC. (Registrant)

By:	/s/ Peter M. Sherman
Peter M. Sherman, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 73 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated on the 28th day of April, 2014.

Signature	Title
/s/ Peter M. Sherman	President (Principal Executive Officer)
Peter M. Sherman

/s/ Robert DellaCroce	Treasurer (Principal Financial Officer)
Robert DellaCroce

* EUGENE BAY	Director

* ARCHIE CRAIG MACKINLAY	Director

* REBECCA C. MATTHIAS	Director

/s/ Eileen C. McDonnell	Director
Eileen C. McDonnell

* DAVID B. PUDLIN	Director

* JOANNE B. MACK	Director

*By:	/s/ Eileen C. McDonnell
Eileen C. McDonnell, Attorney-In-Fact

EXHIBIT INDEX

EXHIBIT	EXHIBIT NAME

(a)(1)	Articles of Incorporation dated April 21, 1982 of Penn Series Funds, Inc.

(d)(5)	Amendment dated May 1, 2014 to the Investment Advisory Agreement dated May 1, 2000, between the Registrant and Independence Capital Management, Inc.

(d)(32)	Investment Sub-Advisory Agreement dated May 1, 2014 between Independence Capital Management, Inc. and Ivy Investment Management Company, with respect to the Mid Cap Growth Fund.

(h)(5)	Amendment dated February 19, 2014 to the Accounting Services Agreement dated May 15, 1994 between the Registrant and BNY Mellon Investment Servicing (US) Inc. (formerly, PNC Global Investment Servicing (U.S.) Inc. and prior thereto, PFPC, Inc.)

(h)(6)	Amended and Restated Expense Limitation Agreement dated May 1, 2014 by and among Independence Capital Management, Inc., The Penn Mutual Life Insurance Company and the Registrant

(j)	Consent of independent registered public accounting firm, KPMG LLP

(p)(2)	Independence Capital Management, Inc. Code of Ethics

(p)(6)	T. Rowe Price Associates, Inc. Code of Ethics dated June 3, 2013

(p)(8)	Cohen & Steers Capital Management, Inc. Code of Ethics dated October 1, 2009, as last amended December 2013

(p)(9)	Eaton Vance Management Code of Ethics effective September 1, 2000, as revised December 1, 2013

(p)(10)	AllianceBernstein L.P. Code of Ethics dated January 2014

(p)(11)	Morgan Stanley Investment Management Code of Ethics, effective September 16, 2013

(p)(12)	SSgA Funds Management, Inc. Code of Ethics dated April 16, 2013

(p)(13)	American Century Investment Management, Inc. Code of Ethics

(p)(14)	Janus Capital Group (including Janus Capital Management LLC) Code of Ethics dated January 1, 2014

(p)(15)	Massachusetts Financial Services Company Code of Ethics dated November 22, 2013

(p)(16)	Loomis, Sayles & Co., L.P. Code of Ethics, effective January 14, 2000, as amended October 16, 2013

(p)(17)	Ivy Investment Management Company Code of Ethics adopted February 27, 2012, as revised November 2012